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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:       January 1, 2006 to June 30, 2006

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2006

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes
ING Investors Trust

• ING Disciplined Small Cap Value Portfolio
• ING Eagle Asset Capital Appreciation Portfolio
• ING EquitiesPlus Portfolio
• ING Evergreen Health Sciences Portfolio
• ING Evergreen Omega Portfolio
• ING Global Real Estate Portfolio
• ING Global Resources Portfolio
• ING International Portfolio
• ING Janus Contrarian Portfolio
• ING JPMorgan Emerging Markets Equity Portfolio
• ING JPMorgan Small Cap Equity Portfolio
• ING JPMorgan Value Opportunities Portfolio
• ING Julius Baer Foreign Portfolio
• ING Legg Mason Partners All Cap Portfolio
(formerly known as ING Salomon Brothers All Cap Portfolio)
• ING Legg Mason Value Portfolio	• ING Limited Maturity Bond Portfolio
• ING Liquid Assets Portfolio
• ING Marsico Growth Portfolio
• ING Marsico International Opportunities Portfolio
• ING MFS Mid Cap Growth Portfolio
• ING MFS Total Return Portfolio
• ING MFS Utilities Portfolio
• ING Oppenheimer Main Street Portfolio®
• ING PIMCO Core Bond Portfolio
• ING PIMCO High Yield Portfolio
• ING Pioneer Fund Portfolio
• ING Pioneer Mid Cap Value Portfolio
• ING Stock Index Portfolio
• ING VP Index Plus International Equity Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Funds website at www.ingfunds.com and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 1-800-992-0180.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States1 In other words, the majority of investments are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to international investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1     MSCI December, 2005

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January 2006, after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, the FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury rate by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, investors were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound. European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

growth, business confidence and falling unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates, as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006, UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006, unless otherwise indicated.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Disciplined Small Cap Value Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class I(a)	$1,000.00	$986.00	0.75%	$1.29
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.93	0.75%	$3.76

* Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year except for the following classes of funds noted.
(a) Commencement of operations for Class I was April 28, 2006. Expenses paid reflects the 63 day period ended June 30, 2006 since its class inception.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
ING Eagle Assets Capital Appreciation	Value	Value	Expense	Months Ended
Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class S	$1,000.00	$1,024.40	0.89%	$4.47
Class S2	1,000.00	1,023.30	1.04	5.22
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,020.38	0.89%	$4.46
Class S2	1,000.00	1,019.64	1.04	5.21

ING EquitiesPlus Portfolio
Actual Fund Return
Class S(b)	$1,000.00	$967.00	0.65%	$1.10
Class S2(c)	1,000.00	989.80	0.80	0.63
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,021.57	0.65%	$3.26
Class S2	1,000.00	1,020.83	0.80	4.01

ING Evergreen Health Sciences Portfolio
Actual Fund Return
Class I(d)	$1,000.00	$982.20	0.74%	$1.27
Class S	1,000.00	1,031.80	0.99	4.99
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.08	0.74%	$3.71
Class S	1,000.00	1,019.89	0.99	4.96

ING Evergreen Omega Portfolio
Actual Fund Return
Class I	$1,000.00	$960.90	0.58%	$2.82
Class S	1,000.00	958.90	0.83	4.03
Class S2	1,000.00	957.90	0.98	4.76
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.92	0.58%	$2.91
Class S	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,019.93	0.98	4.91

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year except for the following classes of funds noted.

(b)	Commencement of operations for Class S was April 28, 2006. Expenses paid reflects the 63 day period ended June 30, 2006 since its class inception.

(c)	Commencement of operations for Class S2 was June 1, 2006. Expenses paid reflects the 29 day period ended June 30, 2006 since its class inception.

(d)	Commencement of operations for Class I was April 28, 2006. Expenses paid reflects the 63 day period ended June 30, 2006 since its class inception.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Global Real Estate Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class ADV(e)	$1,000.00	$997.30	1.50%	$2.59
Class I(f)	1,000.00	1,105.00	0.95	4.88
Class S(f)	1,000.00	1,104.00	1.20	6.16
Class S2(g)	1,000.00	998.20	1.30	2.06
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	1,020.33	0.95	4.76
Class S	1,000.00	1,019.09	1.20	6.01
Class S2	1,000.00	1,018.35	1.30	6.51

ING Global Resources Portfolio
Actual Fund Return
Class I	$1,000.00	$1,148.90	0.65%	$3.46
Class S	1,000.00	1,147.90	0.90	4.79
Class S2	1,000.00	1,146.00	1.05	5.59
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.57	0.65%	$3.26
Class S	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,019.59	1.05	5.26

ING International Portfolio
Actual Fund Return
Class I(h)	$1,000.00	$923.50	1.01%	$1.68
Class S	1,000.00	1,061.20	1.26	6.44
Class S2	1,000.00	1,060.50	1.41	7.20
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.79	1.01%	$5.06
Class S	1,000.00	1,018.55	1.26	6.31
Class S2	1,000.00	1,017.80	1.41	7.05

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year except for the following classes of funds noted.

(e)	Commencement of operations for Class ADV was April 28, 2006. Expenses paid reflects the 63 day period ended June 30, 2006 since its class inception.

(f)	Commencement of operations for Classes S and I was January 3, 2006. Expenses paid reflects the 178 day period ended June 30, 2006 since its class inception.

(g)	Commencement of operations for Class S2 was May 3, 2006. Expenses paid reflects the 58 day period ended June 30, 2006 since its class inception.

(h)	Commencement of operations for Class I was April 28, 2006. Expenses paid reflects the 63 day period ended June 30, 2006 since its class inception.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Janus Contrarian Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class I(i)	$1,000.00	$957.50	0.78%	$1.32
Class S	1,000.00	1,044.80	1.03	5.22
Class S2	1,000.00	1,044.20	1.18	5.98
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.58	0.78%	$3.91
Class S	1,000.00	1,019.29	1.03	5.16
Class S2	1,000.00	1,018.55	1.18	5.91

ING JPMorgan Emerging Markets Equity Portfolio
Actual Fund Return
Class ADV(j)	$1,000.00	$983.70	1.85%	$5.03
Class I	1,000.00	1,079.80	1.25	6.45
Class S	1,000.00	1,078.40	1.50	7.73
Class S2	1,000.00	1,078.20	1.65	8.50
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,015.62	1.85%	$9.25
Class I	1,000.00	1,018.60	1.25	6.26
Class S	1,000.00	1,017.36	1.50	7.50
Class S2	1,000.00	1,016.61	1.65	8.25

ING JPMorgan Small Cap Equity Portfolio
Actual Fund Return
Class ADV	$1,000.00	$1,074.00	1.45%	$7.46
Class I	1,000.00	1,077.20	0.85	4.38
Class S	1,000.00	1,075.90	1.10	5.66
Class S2	1,000.00	1,074.80	1.25	6.43
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.60	1.45%	$7.25
Class I	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,018.60	1.25	6.26

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year except for the following classes of funds noted.

(i)	Commencement of operations for Class I was April 28, 2006. Expenses paid reflects the 63 day period ended June 30, 2006 since its class inception.

(j)	Commencement of operations for Class I was March 23, 2006. Expenses paid reflects the 100 day period ended June 30, 2006 since its class inception.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING JPMorgan Value Opportunities Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class ADV(k)	$1,000.00	$1,019.10	1.13%	$0.88
Class I	1,000.00	1,048.30	0.53	2.69
Class S	1,000.00	1,046.60	0.78	3.96
Class S2	1,000.00	1,046.60	0.93	4.72
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.19	1.13%	$5.66
Class I	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	1,020.18	0.93	4.66

ING Julius Baer Foreign Portfolio
Actual Fund Return
Class ADV(l)	$1,000.00	$933.10	1.49%	$2.49
Class I	1,000.00	1,104.10	0.89	4.64
Class S	1,000.00	1,101.80	1.14	5.94
Class S2	1,000.00	1,102.00	1.29	6.72
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.41	1.49%	$7.45
Class I	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	1,018.40	1.29	6.46

ING Legg Mason Partners All Cap Portfolio
Actual Fund Return
Class ADV(m)	$1,000.00	$965.10	1.34%	$2.27
Class I(m)	1,000.00	966.70	0.74	1.26
Class S	1,000.00	1,045.90	0.99	5.02
Class S2	1,000.00	1,044.50	1.14	5.78
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	1,019.89	0.99	4.96
Class S2	1,000.00	1,019.14	1.14	5.71

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year except for the following classes of funds noted.

(k)	Commencement of operations for Class ADV was May 30, 2006. Expenses paid reflects the 32 day period ended June 30, 2006 since its class inception.

(l)	Commencement of operations for Class ADV was April 28, 2006. Expenses paid reflects the 63 day period ended June 30, 2006 since its class inception.

(m)	Commencement of operations for Class ADV & S2 were April 28, 2006. Expenses paid reflects the 63 day period ended June 30, 2006 since its class inception.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Legg Mason Value Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class ADV	$1,000.00	$950.00	1.38%	$6.67
Class I	1,000.00	953.00	0.78	3.78
Class S	1,000.00	951.90	1.03	4.98
Class S2	1,000.00	950.90	1.18	5.71
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	1,020.93	0.78	3.91
Class S	1,000.00	1,019.69	1.03	5.16
Class S2	1,000.00	1,018.94	1.18	5.91

ING Limited Maturity Bond Portfolio
Actual Fund Return
Class ADV(n)	$1,000.00	$1,001.90	0.88%	$1.52
Class I	1,000.00	1,011.20	0.28	1.40
Class S	1,000.00	1,010.30	0.53	2.64
Class S2(n)	1,000.00	1,002.80	0.68	1.18
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,020.43	0.88%	$4.41
Class I	1,000.00	1,023.41	0.28	1.40
Class S	1,000.00	1,022.17	0.53	2.66
Class S2	1,000.00	1,021.42	0.68	3.41

ING Liquid Assets Portfolio
Actual Fund Return
Class I	$1,000.00	$1,022.60	0.29%	$1.45
Class S	1,000.00	1,021.30	0.54	2.71
Class S2	1,000.00	1,020.60	0.69	3.46
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.36	0.29%	$1.45
Class S	1,000.00	1,022.12	0.54	2.71
Class S2	1,000.00	1,021.37	0.69	3.46

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year except for the following classes of funds noted.

(n)	Commencement of operations for Class ADV & S2 were April 28, 2006. Expenses paid reflects the 63 day period ended June 30, 2006 since its class inception.
_______________________________________________________________________________

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Marsico Growth Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class ADV	$1,000.00	$979.00	1.37%	$6.72
Class I	1,000.00	981.80	0.77	3.78
Class S	1,000.00	981.00	1.02	5.01
Class S2	1,000.00	979.70	1.17	5.74
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,020.98	0.77	3.86
Class S	1,000.00	1,019.74	1.02	5.11
Class S2	1,000.00	1,018.99	1.17	5.86

ING Marsico International Opportunities Portfolio
Actual Fund Return
Class ADV(o)	$1,000.00	$1,029.00	1.28%	$6.12
Class I	1,000.00	1,065.40	0.68	3.48
Class S	1,000.00	1,064.70	0.93	4.76
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.45	1.28%	$6.41
Class I	1,000.00	1,021.42	0.68	3.41
Class S	1,000.00	1,020.18	0.93	4.66

ING MFS Mid Cap Growth Portfolio
Actual Fund Return
Class I	$1,000.00	$981.80	0.61%	$3.00
Class S	1,000.00	980.80	0.86	4.22
Class S2	1,000.00	979.90	1.01	4.96
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.67	0.61%	$3.06
Class S	1,000.00	1,020.43	0.86	4.31
Class S2	1,000.00	1,019.69	1.01	5.06

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year except for the following classes of funds noted.

(o)	Commencement of operations for Class ADV was January 20, 2006. Expenses paid reflects the 160 day period ended June 30, 2006 since its class inception.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING MFS Total Return Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class ADV	$1,000.00	$1,016.60	1.24%	$6.20
Class I	1,000.00	1,019.70	0.64	3.20
Class S	1,000.00	1,018.70	0.89	4.45
Class S2	1,000.00	1,018.20	1.04	5.20
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

ING MFS Utilities Portfolio
Actual Fund Return
Class I	$1,000.00	$1,085.60	0.80%	$4.14
Class S	1,000.00	1,084.80	1.05	5.43
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.83	0.80%	$4.01
Class S	1,000.00	1,019.59	1.05	5.26

ING Oppenheimer Main Street Portfolio®
Actual Fund Return
Class ADV(p)	$1,000.00	$968.00	1.24%	$2.11
Class I	1,000.00	1,030.40	0.64	3.22
Class S	1,000.00	1,029.20	0.89	4.48
Class S2	1,000.00	1,028.80	1.04	5.23
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year except for the following classes of funds noted.

(p)	Commencement of operations for Class ADV was April 28, 2006. Expenses paid reflects the 63 day period ended June 30, 2006 since its class inception.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING PIMCO Core Bond Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class ADV(q)	$1,000.00	$997.20	1.18%	$2.03
Class I(q)	1,000.00	998.10	0.58	1.00
Class S	1,000.00	993.50	0.83	4.10
Class S2	1,000.00	992.50	0.98	4.84
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.94	1.18%	$5.91
Class I	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,019.93	0.98	4.91

ING PIMCO High Yield Portfolio
Actual Fund Return
Class I	$1,000.00	$1,017.30	0.50%	$2.50
Class S	1,000.00	1,016.10	0.75	3.75
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.32	0.50%	$2.51
Class S	1,000.00	1,021.08	0.75	3.76

ING Pioneer Fund Portfolio
Actual Fund Return
Class I	$1,000.00	$1,051.60	0.71%	$3.61
Class S	1,000.00	1,050.70	0.96	4.88
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.27	0.71%	$3.56
Class S	1,000.00	1,020.03	0.96	4.81

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year except for the following classes of funds noted.

(q)	Commencement of operations for Class ADV & I were April 28, 2006. Expenses paid reflects the 63 day period ended June 30, 2006 since its class inception.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Pioneer Mid Cap Value Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class I	$1,000.00	$1,012.70	0.64%	$3.19
Class S	1,000.00	1,010.90	0.89	4.44
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.62	0.64%	$3.21
Class S	1,000.00	1,020.38	0.89	4.46

ING Stock Index Portfolio
Actual Fund Return
Class I	$1,000.00	$1,026.30	0.27%	$1.36
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.46	0.27%	$1.35

ING VP Index Plus International Equity Portfolio(b)
Actual Fund Return
Class ADV(r)	$1,000.00	$1,000.00	1.14%	$2.62
Class I	1,000.00	1,090.60	0.54	2.80
Class S	1,000.00	1,088.80	0.79	4.09
Class S2(s)	1,000.00	1,043.50	0.94	4.53
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.09	1.14%	$5.71
Class I	1,000.00	1,022.02	0.54	2.71
Class S	1,000.00	1,020.78	0.79	3.96
Class S2	1,000.00	1,020.03	0.94	4.71

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year except for the following classes of funds noted.

(r)	Commencement of operations for Class ADV was April 12, 2006. Expenses paid reflects the 84 day period ended June 30, 2006 since its class inception.

(s)	Commencement of operations for Class S2 was January 10, 2006. Expenses paid reflects the 172 day period ended June 30, 2006 since its class inception.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING	ING		ING
	Disciplined	Eagle Asset	ING	Evergreen
	Small Cap Value	Capital Appreciation	EquitiesPlus	Health Sciences
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$46,337,180	$169,801,101	$62,896,693	$178,019,983
Short-term investments at amortized cost	—	26,987,883	51,609,780	1,097,570
Repurchase agreement	275,000	—	15,165,000	—
Cash	66	479,054	5,880,962	919,871
Foreign currencies at value**	—	—	—	19,060

Receivables:
Investment securities sold	2,132,386	—	—	—
Fund shares sold	60,449	1,437	—	1,075,068
Dividends and interest	96,963	176,412	177,554	144,870
Variation margin	—	—	55	—
Prepaid expenses	12,534	4,076	12,534	972
Reimbursement due from manager	—	—	10,842	—

Total assets	48,914,578	197,449,963	135,753,420	181,277,394

LIABILITIES:
Payable for investment securities purchased	2,622,715	—	5,466,288	865,418
Payable for fund shares redeemed	—	57,583	36,604	—
Payable for futures variation margin	—	—	324,000	—
Payable upon receipt of securities loaned	—	22,696,564	—	—
Accrued unified fees	—	91,848	—	107,061
Accrued management fees	19,829	—	32,031	—
Accrued administrative service fees	3,605	—	10,677	—
Accrued distribution and service fees	—	36,651	26,698	35,490
Payable for trustee fees	714	—	2,185	—
Other accrued expenses and liabilities	20,164	—	25,577	—

Total liabilities	2,667,027	22,882,646	5,924,060	1,007,969

NET ASSETS	$46,247,551	$174,567,317	$129,829,360	$180,269,425

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$46,757,156	$142,736,124	$134,403,455	$168,405,585
Undistributed net investment income	131,978	2,916,367	970,874	331,861
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	(163,842)	22,222,920	(10,198,584)	6,223,010
Net unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(477,741)	6,691,906	4,653,615	5,308,969

NET ASSETS	$46,247,551	$174,567,317	$129,829,360	$180,269,425

+ Including securities loaned at value	$—	$22,247,252	$—	$—
* Cost of investments in securities	$46,814,921	$163,109,195	$62,987,060	$172,711,577
** Cost of foreign currencies	$—	$—	$—	$19,620

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	ING	ING		ING
	Disciplined	Eagle Asset	ING	Evergreen
	Small Cap Value	Capital Appreciation	EquitiesPlus	Health Sciences
	Portfolio	Portfolio	Portfolio	Portfolio

Class I:
Net assets	$46,247,551	n/a	n/a	$2,903,637
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,691,170	n/a	n/a	263,086
Net asset value and redemption price per share	$9.86	n/a	n/a	$11.04

Class S:
Net assets	n/a	$171,653,514	$129,799,710	$177,365,788
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	9,283,002	13,419,332	16,084,128
Net asset value and redemption price per share	n/a	$18.49	$9.67	$11.03

Class S2:
Net assets	n/a	$2,913,803	$29,650	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	158,265	3,067	n/a
Net asset value and redemption price per share	n/a	$18.41	$9.67	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING
	Evergreen	Global	Global	ING
	Omega	Real Estate	Resources	International
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$192,639,714	$48,737,861	$539,789,874	$177,596,412
Short-term investments at amortized cost	4,224,345	—	115,234,563	13,478,400
Repurchase agreement	—	—	13,573,000	683,000
Cash	471,438	1,284,525	—	1,308
Foreign currencies at value**	—	3,606	695,804	228,214

Receivables:
Investment securities sold	—	48,122	5,410,747	1,967,481
Fund shares sold	252,579	1,731,449	180,881	22,644
Dividends and interest	107,817	192,803	520,925	341,454
Prepaid expenses	444	12,740	4,133	2,285
Reimbursement due from manager	—	23,004	—	—

Total assets	197,696,337	52,034,110	675,409,927	194,321,198

LIABILITIES:
Payable for investment securities purchased	2,552,721	480,672	14,635,420	2,187,367
Payable for fund shares redeemed	167,555	1,572,852	640,704	78,334
Payable upon receipt of securities loaned	—	—	115,234,563	13,478,400
Accrued unified fees	93,582	—	274,626	144,194
Accrued management fees	—	30,466	—	—
Accrued administrative service fees	—	3,808	—	—
Accrued distribution and service fees	1,920	1,605	106,742	37,249
Payable to custodian due to bank overdraft	—	—	105,428	—
Payable for trustee fees	—	966	—	—
Other accrued expenses and liabilities	—	24,532	—	—

Total liabilities	2,815,778	2,114,901	130,997,483	15,925,544

NET ASSETS	$194,880,559	$49,919,209	$544,412,444	$178,395,654

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$195,759,792	$46,369,183	$376,122,824	$115,127,869
Undistributed net investment income	155,184	326,392	117,083	4,587,809
Accumulated net realized gain on investments and foreign currency related transactions	1,554,376	217,983	134,640,013	52,102,303
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	(2,588,793)	3,005,651	33,532,524	6,577,673

NET ASSETS	$194,880,559	$49,919,209	$544,412,444	$178,395,654

+ Including securities loaned at value	$—	$—	$113,794,143	$13,225,801
* Cost of investments in securities	$195,228,507	$45,730,122	$506,249,483	$171,012,320
** Cost of foreign currencies	$—	$3,763	$704,380	$234,353

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	ING	ING	ING
	Evergreen	Global	Global	ING
	Omega	Real Estate	Resources	International
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	n/a	$1,014	n/a	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	92	n/a	n/a
Net asset value and redemption price per share	n/a	$11.02	n/a	n/a

Class I:
Net assets	$186,108,321	$38,886,061	$18,531,056	$932
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	17,629,666	3,520,646	790,186	84
Net asset value and redemption price per share	$10.56	$11.05	$23.45	$11.10

Class S:
Net assets	$7,671,690	$10,742,007	$496,086,761	$168,392,447
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	730,099	973,169	21,240,829	15,175,129
Net asset value and redemption price per share	$10.51	$11.04	$23.36	$11.10

Class S2:
Net assets	$1,100,548	$290,127	$29,794,627	$10,002,275
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	105,087	26,298	1,281,453	904,798
Net asset value and redemption price per share	$10.47	$11.03	$23.25	$11.05

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

		ING
		JPMorgan	ING	ING
	ING	Emerging	JPMorgan	JPMorgan
	Janus	Markets	Small Cap	Value
	Contrarian	Equity	Equity	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$115,670,026	$544,913,519	$389,740,833	$261,635,701
Short-term investments at amortized cost	24,324,776	82,832,462	94,173,557	2,969,836
Cash	—	2,132,379	827,227	1,006,157
Foreign currencies at value**	70,899	3,292,764	—	—

Receivables:
Investment securities sold	—	—	7,829,340	10,803,606
Fund shares sold	250,168	424,338	756,848	223,077
Dividends and interest	201,558	954,564	362,971	404,639
Variation margin	—	—	87,551	—
Unrealized appreciation on forward foreign currency contracts	13,981	—	—	—
Prepaid expenses	812	10,260	3,515	1,526
Reimbursement due from manager	—	—	—	27,290

Total assets	140,532,220	634,560,286	493,781,842	277,071,832

LIABILITIES:
Payable for investment securities purchased	—	—	5,610,961	9,533,053
Payable for fund shares redeemed	—	2,061,985	116,705	122,695
Payable upon receipt of securities loaned	23,325,189	70,647,236	86,755,464	—
Unrealized depreciation on forward currency contracts	373,041	—	—	—
Accrued unified fees	72,051	553,594	263,227	—
Accrued management fees	—	—	—	86,180
Accrued administrative service fees	—	—	—	21,545
Accrued distribution and service fees	23,895	89,709	59,801	10,393
Payable to custodian due to bank overdraft	339,240	—	—	—
Payable for trustee fees	—	31,488	—	3,065
Other accrued expenses and liabilities	40,240	67,314	—	18,797

Total liabilities	24,173,656	73,451,326	92,806,158	9,795,728

NET ASSETS	$116,358,564	$561,108,960	$400,975,684	$267,276,104

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$88,733,190	$443,765,732	$346,267,023	$244,812,148
Undistributed net investment income	789,008	6,704,793	668,030	4,352,220
Accumulated net realized gain on investments, foreign currency related transactions and futures	13,548,869	7,195,854	25,893,978	10,879,346
Net unrealized appreciation on investments, foreign currency related transactions and futures	13,287,497	103,442,581	28,146,653	7,232,390

NET ASSETS	$116,358,564	$561,108,960	$400,975,684	$267,276,104

+ Including securities loaned at value	$22,539,081	$70,248,781	$83,973,677	$—
* Cost of investments in securities	$102,024,483	$441,447,094	$361,791,717	$254,403,311
** Cost of foreign currencies	$71,043	$3,319,062	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

		ING
		JPMorgan	ING	ING
	ING	Emerging	JPMorgan	JPMorgan
	Janus	Markets	Small Cap	Value
	Contrarian	Equity	Equity	Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	n/a	$16,254	$950,946	$6,949
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	1,033	71,203	619
Net asset value and redemption price per share	n/a	$15.73	$13.36	$11.23

Class I:
Net assets	$970	$125,558,844	$135,079,492	$215,754,598
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	73	7,927,004	9,977,921	19,121,890
Net asset value and redemption price per share	$13.29	$15.84	$13.54	$11.28

Class S:
Net assets	$111,255,308	$408,555,218	$214,550,093	$50,326,038
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,373,998	25,827,982	15,939,860	4,475,651
Net asset value and redemption price per share	$13.29	$15.82	$13.46	$11.24

Class S2:
Net assets	$5,102,286	$26,978,644	$50,395,153	$1,188,519
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	386,073	1,716,619	3,768,807	105,819
Net asset value and redemption price per share	$13.22	$15.72	$13.37	$11.23

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

				ING
	ING	ING	ING	Limited
	Julius Baer	Legg Mason	Legg Mason	Maturity
	Foreign	Partners All Cap	Value	Bond
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$1,072,183,764	$378,510,812	$690,623,377	$320,095,938
Short-term investments at amortized cost	130,204,446	61,065,710	—	33,141,949
Repurchase agreement	—	—	—	18,221,000
Cash	68,993,178	6,060,604	12,274,117	5,881
Cash collateral for futures	—	—	—	153,464
Foreign currencies at value**	74,025,417	23,029	—	—

Receivables:
Investment securities sold	10,173,823	—	1,789,612	416
Fund shares sold	2,128,351	6,765	1,257,415	66,141
Dividends and interest	2,610,505	663,406	597,517	3,054,451
Variation margin receivable	—	—	—	84,535
Unrealized appreciation on forward foreign currency contracts	359,374	—	—	—
Prepaid expenses	8,460	4,804	5,878	3,837

Total assets	1,360,687,318	446,335,130	706,547,916	374,827,612

LIABILITIES:
Payable for investment securities purchased	53,045,352	—	1,220,760	9,971,088
Payable for fund shares redeemed	530,904	173,870	74,216	369,133
Payable for futures variation margin	—	—	—	69,626
Payable upon receipt of securities loaned	130,204,446	61,065,710	—	33,141,949
Unrealized depreciation on forward currency contracts	2,444,904	—	—	—
Payable for interest purchased	—	—	—	50,269
Accrued unified fees	790,502	231,915	439,576	75,219
Accrued distribution and service fees	122,734	80,798	95,999	66,305
Other accrued expenses and liabilities	—	—		—

Total liabilities	187,138,842	61,552,293	1,830,551	43,743,589

NET ASSETS	$1,173,548,476	$384,782,837	$704,717,365	$331,084,023

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$991,898,607	$309,723,960	$651,461,006	$320,977,503
Undistributed net investment income (accumulated net investment loss)	10,490,095	4,938,867	(492,106)	18,270,685
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	69,757,296	7,533,821	6,819,655	(5,268,897)
Net unrealized appreciation (depreciation) on investments, foreign currency related transactions and futures	101,402,478	62,586,189	46,928,810	(2,895,268)

NET ASSETS	$1,173,548,476	$384,782,837	$704,717,365	$331,084,023

+ Including securities loaned at value	$128,168,539	$59,253,007	$—	$32,475,183
* Cost of investments in securities	$968,598,514	$315,924,181	$643,692,249	$322,693,256
** Cost of foreign currencies	$73,959,012	$23,471	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

				ING
	ING	ING	ING	Limited
	Julius Baer	Legg Mason	Legg Mason	Maturity
	Foreign	Partners All Cap	Value	Bond
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$948	$982	$6,256,251	$1,017
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	66	71	621,887	94
Net asset value and redemption price per share	$14.36	$13.83	$10.06	$10.82

Class I:
Net assets	$593,478,233	$988	$254,186,220	$11,479,411
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	41,121,236	71	25,093,112	1,060,479
Net asset value and redemption price per share	$14.43	$13.92	$10.13	$10.82

Class S:
Net assets	$514,150,968	$360,940,443	$416,750,109	$319,602,577
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	35,725,835	25,945,597	41,264,825	29,512,434
Net asset value and redemption price per share	$14.39	$13.91	$10.10	$10.83

Class S2:
Net assets	$65,918,327	$23,840,424	$27,524,785	$1,018
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,588,590	1,721,990	2,735,501	94
Net asset value and redemption price per share	$14.37	$13.84	$10.06	$10.83

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

			ING
	ING	ING	Marsico	ING
	Liquid	Marsico	International	MFS
	Assets	Growth	Opportunities	Mid Cap Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$—	$831,904,442	$278,258,459	$574,953,994
Short-term investments at amortized cost	1,021,698,647	147,796,902	8,951,517	164,416,741
Repurchase agreement	95,198,000	—	—	—
Cash	237,229	984,186	828,185	137
Foreign currencies at value**	—	—	128,451	—

Receivables:
Investment securities sold	—	32,438,935	2,908,155	—
Fund shares sold	484,209	3,763,542	91,976	1,095,382
Dividends and interest	3,314,543	611,200	196,512	190,379
Prepaid expenses	11,116	10,719	682	7,946
Reimbursement due from manager	—	521	19,665	11,628

Total assets	1,120,943,744	1,017,510,447	291,383,602	740,676,207

LIABILITIES:
Payable for investment securities purchased	3,398,484	5,367,873	1,727,100	—
Payable for fund shares redeemed	7,319,627	649	131,837	32,275
Payable upon receipt of securities loaned	1,031,025	141,278,456	5,068,039	158,335,413
Accrued unified fees	244,064	537,092	—	300,768
Accrued management fees	—	—	122,605	—
Accrued administrative service fees	—	—	22,704	—
Accrued distribution and service fees	181,600	176,629	43,795	118,891
Payable for trustee fees	76,353	—	435	—
Other accrued expenses and liabilities	9,310	—	19,119	—

Total liabilities	12,260,463	147,360,699	7,135,634	158,787,347

NET ASSETS	$1,108,683,281	$870,149,748	$284,247,968	$581,888,860

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,108,808,528	$1,421,283,121	$254,087,821	$1,399,115,887
Undistributed net investment income (accumulated net investment loss)	3	(258,693)	1,369,690	(1,091,096)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(125,250)	(714,820,561)	14,879,151	(859,484,843)
Net unrealized appreciation on investments and foreign currency related transactions	—	163,945,881	13,911,306	43,348,912

NET ASSETS	$1,108,683,281	$870,149,748	$284,247,968	$581,888,860

+ Including securities loaned at value	$1,000,710	$138,598,954	$4,958,645	$156,028,410
* Cost of investments in securities	$—	$667,958,561	$264,350,864	$531,605,117
** Cost of foreign currencies	$—	$—	$116,425	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

			ING
	ING	ING	Marsico	ING
	Liquid	Marsico	International	MFS
	Assets	Growth	Opportunities	Mid Cap Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	n/a	$9,204,683	$16,717,317	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	598,785	1,271,878	n/a
Net asset value and redemption price per share	n/a	$15.37	$13.14	n/a

Class I:
Net assets	$210,730,011	$19,103,133	$88,699,963	$7,084,412
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	210,723,008	1,223,843	6,724,357	597,875
Net asset value and redemption price per share	$1.00	$15.61	$13.19	$11.85

Class S:
Net assets	$880,811,294	$817,795,872	$178,830,688	$555,523,981
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	880,948,716	52,772,502	13,588,795	47,283,861
Net asset value and redemption price per share	$1.00	$15.50	$13.16	$11.75

Class S2:
Net assets	$17,141,976	$24,046,060	n/a	$19,280,467
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	17,142,916	1,559,916	n/a	1,649,597
Net asset value and redemption price per share	$1.00	$15.41	n/a	$11.69

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	MFS	MFS	Oppenheimer	PIMCO
	Total Return	Utilities	Main Street	Core Bond
	Portfolio	Portfolio	Portfolio®	Portfolio

ASSETS:
Investments in securities at value+*	$1,573,423,467	$182,134,013	$536,049,251	$1,107,464,407
Short-term investments at amortized cost	365,920,225	9,338,898	47,578,613	291,269,823
Cash	18,583	855	485,826	76,820,303
Foreign currencies at value**	21,493	525	1,782	15,031,743

Receivables:
Investment securities sold	8,062,534	1,373,202	9,014,226	75,298,730
Fund shares sold	83,947	45,285	32,632	1,238,870
Dividends and interest	8,022,870	339,262	646,402	5,434,243
Variation margin receivable	—	—	—	1,476,731
Unrealized appreciation on forward foreign currency contracts	—	79,658	—	252,656
Unrealized appreciation on swap agreements	—	—	—	6,396,372
Upfront payments made on swap agreements	—	—	—	3,234,437
Prepaid expenses	18,994	1,113	6,923	11,042

Total assets	1,955,572,113	193,312,811	593,815,655	1,583,929,357

LIABILITIES:
Payable for investment securities purchased	3,163,451	2,939,208	5,631,971	225,585,778
Payable for fund shares redeemed	1,357,685	229,031	216,898	722,608
Payable upon receipt of securities loaned	356,458,382	—	45,638,373	51,912,610
Payable for futures variation margin	—	—	—	32,992
Securities sold short^	—	—	—	73,063,411
Options written^^	—	—	—	439,460
Unrealized depreciation on forward currency contracts	—	187,089	—	3,202,630
Accrued unified fees	831,051	—	280,678	570,111
Accrued management fees	—	88,183	—	—
Accrued administrative service fees	—	14,697	—	—
Accrued distribution and service fees	300,994	35,682	109,881	138,631
Payable for trustee fees	—	2,011	—	—
Other accrued expenses and liabilities		36,177	—	—
Unrealized depreciation on swap agreements	—	—	—	4,127,609
Upfront payments received on swap agreements	—	—	—	7,737,519

Total liabilities	362,111,563	3,532,078	51,877,801	367,533,359

NET ASSETS	$1,593,460,550	$189,780,733	$541,937,854	$1,216,395,998

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,372,266,715	$174,056,877	$726,216,504	$1,205,711,329
Undistributed net investment income	58,602,819	2,344,982	8,343,659	55,019,375
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	102,697,011	3,766,094	(224,962,320)	(28,094,589)
Net unrealized appreciation (depreciation) on investments, foreign currency related transactions, futures, options and swaps	59,894,005	9,612,780	32,340,011	(16,240,117)

NET ASSETS	$1,593,460,550	$189,780,733	$541,937,854	$1,216,395,998

+ Including securities loaned at value	$348,195,935	$—	$44,575,191	$50,967,628
* Cost of investments in securities	$1,513,530,050	$172,412,168	$503,709,494	$1,119,784,126
** Cost of foreign currencies	$27,899	$86	$1,782	$14,963,961
^ Securities sold short proceeds	$—	$—	$—	$73,292,560
^+ Premiums received for options written	$—	$—	$—	$1,388,083

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	MFS	MFS	Oppenheimer	PIMCO
	Total Return	Utilities	Main Street	Core Bond
	Portfolio	Portfolio	Portfolio®	Portfolio

Class ADV:
Net assets	$5,998,327	n/a	$1,000	$1,007
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	326,817	n/a	56	95
Net asset value and redemption price per share	$18.35	n/a	$17.86	$10.60

Class I:
Net assets	$160,411,377	$5,306,638	$4,252,436	$564,603,227
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,612,927	435,617	236,635	53,026,802
Net asset value and redemption price per share	$18.62	$12.18	$17.97	$10.65

Class S:
Net assets	$1,377,144,019	$184,474,095	$532,942,177	$614,262,693
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	74,156,438	15,184,023	29,693,612	57,745,310
Net asset value and redemption price per share	$18.57	$12.15	$17.95	$10.64

Class S2:
Net assets	$49,906,827	n/a	$4,742,241	$37,529,071
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,705,131	n/a	265,293	3,539,349
Net asset value and redemption price per share	$18.45	n/a	$17.88	$10.60

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	PIMCO	Pioneer	Pioneer	Stock
	High Yield	Fund	Mid Cap Value	Index
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$721,710,061	$105,893,124	$658,197,286	$376,072,154
Short-term investments at amortized cost	208,112,554	1,063,583	148,891,401	38,915,689
Repurchase agreement	—	—	—	8,311,000
Cash	1,314,333	460,892	2,189,042	140
Cash collateral for futures	—	—	—	425,250
Foreign currencies at value**	3,447,848	538	—	—

Receivables:
Investment securities sold	4,332,103	66,739	10,154,382	—
Fund shares sold	2,422,763	—	2,431,857	24,600
Dividends and interest	14,873,252	134,496	722,723	430,635
Prepaid expenses	7,899	244	2,794	4,571
Reimbursement due from manager	—	3,540	—	—
Upfront payments made on swap agreements	394,413	—	—	—
Unrealized appreciation on swap agreements	347,430	—	—	—

Total assets	956,962,656	107,623,156	822,589,485	424,184,039

LIABILITIES:
Payable for investment securities purchased	17,846,188	194,378	12,048,902	24,218
Payable for fund shares redeemed	9,821	203,818	39,685	267,539
Payable for futures variation margin	—	—	—	21,600
Payable upon receipt of securities loaned	157,840,922	—	126,075,341	38,915,689
Options written^	157,450	—	—	—
Unrealized depreciation on forward currency contracts	416,221	—	—	—
Accrued unified fees	307,937	64,033	354,218	81,943
Accrued distribution and service fees	134,626	16,229	109,064	—
Upfront payments received on swap agreements	287,764	—		—
Unrealized depreciation on swap agreements	252,456	—	—	—

Total liabilities	177,253,387	478,458	138,627,210	39,310,989

NET ASSETS	$779,709,269	$107,144,698	$683,962,275	$384,873,050

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$781,351,467	$98,134,815	$651,156,887	$334,149,817
Undistributed net investment income	1,063,844	667,215	4,026,860	9,673,585
Accumulated net realized gain on investments, foreign currency related transactions, futures, options and swaps	7,856,521	886,564	17,695,915	4,205,397
Net unrealized appreciation (depreciation) on investments, foreign currency related transactions, futures, options and swaps	(10,562,563)	7,456,104	11,082,613	36,844,251

NET ASSETS	$779,709,269	$107,144,698	$683,962,275	$384,873,050

+ Including securities loaned at value	$154,603,329	$—	$122,350,982	$37,907,405
* Cost of investments in securities	$732,149,868	$98,437,075	$647,114,673	$339,335,148
** Cost of foreign currencies	$3,410,932	$535	$—	$—
^ Premiums received for options written	$395,625	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	PIMCO	Pioneer	Pioneer	Stock
	High Yield	Fund	Mid Cap Value	Index
	Portfolio	Portfolio	Portfolio	Portfolio

Class I:
Net assets	$112,340,109	$27,359,441	$101,897,910	$384,873,050
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,196,646	2,355,784	9,133,398	32,907,802
Net asset value and redemption price per share	$10.03	$11.61	$11.16	$11.70

Class S:
Net assets	$667,369,160	$79,785,257	$582,064,365	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	66,494,063	6,879,319	52,341,949	n/a
Net asset value and redemption price per share	$10.04	$11.60	$11.12	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

ING
VP Index Plus
International
Equity
Portfolio

ASSETS:
Investments in securities at value+*	$252,299,413
Short-term investments at amortized cost	287,286
Cash	5,760,679
Foreign currencies at value**	1,320,656

Receivables:
Fund shares sold	643,612
Dividends and interest	359,729
Prepaid expenses	1,033
Reimbursement due from manager	33,080

Total assets	260,705,488

LIABILITIES:
Payable for fund shares redeemed	334,939
Payable upon receipt of securities loaned	287,286
Accrued management fees	89,738
Accrued administrative service fees	19,942
Accrued distribution and service fees	16,994
Payable for trustee fees	4,439
Other accrued expenses and liabilities	10,947

Total liabilities	764,285

NET ASSETS	$259,941,203

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$258,859,375
Undistributed net investment income	2,309,369
Accumulated net realized gain on investments and foreign currency related transactions	1,600,981
Net unrealized depreciation on investments and foreign currency related transactions	(2,828,522)

NET ASSETS	$259,941,203

+ Including securities loaned at value	$274,839
* Cost of investments in securities	$255,126,750
** Cost of foreign currencies	$1,323,135

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

ING
VP Index Plus
International
Equity
Portfolio

Class ADV:
Net assets	$5,000
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	425
Net asset value and redemption price per share	$11.76

Class I:
Net assets	$173,880,234
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	14,738,122
Net asset value and redemption price per share	$11.80

Class S:
Net assets	$85,772,535
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,287,024
Net asset value and redemption price per share	$11.77

Class S2:
Net assets	$283,434
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	24,094
Net asset value and redemption price per share	$11.76

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING	ING		ING
	Disciplined	Eagle Asset	ING	Evergreen
	Small Cap Value	Capital Appreciation	Equities Plus	Health Sciences
	Portfolio	Portfolio	Portfolio	Portfolio

	April 28, 2006(1)	Six Months	April 28, 2006(1)	Six Months
	to June 30,	Ended June 30,	to June 30,	Ended June 30,
	2006	2006	2006	2006

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$172,400	$1,639,618	$—	$1,166,628
Interest	15,575	255,543	1,112,918	42,627
Securities lending income	—	10,333	—	—

Total investment income	187,975	1,905,494	1,112,918	1,209,255

EXPENSES:
Unified fees	—	601,722	—	664,041
Investment management fees	39,255	—	65,556	—

Distribution and service fees:
Class S	—	230,404	54,624	220,146
Class S2	—	7,417	12	—
Transfer agent fees	357	—	1,093	—
Administrative service fees	7,137	—	21,852	—
Shareholder reporting expense	2,498	—	6,556	—
Professional fees	2,142	—	4,370	—
Custody and accounting expense	1,071	—	4,370	—
Trustee fees and expenses	714	1,867	2,185	1,538
Offering expense	2,466	—	2,466	—
Miscellaneous expense	357	—	1,093	—

Total expenses	55,997	841,410	164,177	885,725
Net waived and reimbursed fees	—	(1,493)	(22,133)	—
Brokerage commission recapture	—	(1,711)	—	(8,331)

Net expenses	55,997	838,206	142,044	877,394

Net investment income	131,978	1,067,288	970,874	331,861

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:

Net realized gain (loss) on:
Investments	(163,842)	8,831,827	874	7,475,293
Foreign currency related transactions	—	—	—	23,489
Futures	—	—	(10,199,458)	—

Net realized gain (loss) on investments, foreign currency related transactions and futures	(163,842)	8,831,827	(10,198,584)	7,498,782

Net change in unrealized appreciation or depreciation on:
Investments	(477,741)	(5,002,939)	(90,367)	(2,866,520)
Foreign currency related transactions	—	—	—	914
Futures	—	—	4,743,982	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(477,741)	(5,002,939)	4,653,615	(2,865,606)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	(641,583)	3,828,888	(5,544,969)	4,633,176

Increase (decrease) in net assets resulting from operations	$(509,605)	$4,896,176	$(4,574,095)	$4,965,037

* Foreign taxes withheld	$—	$19,591	$—	$71,544
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING	ING	ING
	Evergreen	Global	Global	ING
	Omega	Real Estate	Resources	International
	Portfolio	Portfolio	Portfolio	Portfolio

	Six Months	January 3,	Six Months	Six Months
	Ended June 30,	2006(1) to	Ended June 30,	Ended June 30,
	2006	June 30, 2006	2006	2006

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$673,265	$503,043	$2,494,420	$2,459,336
Interest	106,264	20,552	257,651	279,340
Securities lending income	—	—	222,920	107,629
Other	—	—	10,594	—

Total investment income	779,529	523,595	2,985,585	2,846,305

EXPENSES:
Unified fees	637,262	—	1,633,937	954,793
Investment management fees	—	157,412	—	—

Distribution and service fees:
Class ADV	—	2	—	—
Class S	10,242	21,429	583,294	225,688
Class S2	2,698	130	68,970	26,063

Transfer agent fees:
Class S2	—	2,385	—	—
Administrative service fees	—	18,342	—	—
Shareholder reporting expense	—	7,336	—	—
Registration fees	—	1,052	—	—
Professional fees	—	3,669	—	—
Custody and accounting expense	—	15,115	—	—
Trustee fees and expenses	213	1,192	8,484	7,658
Offering expense	—	12,260	—	—
Miscellaneous expense	—	2,059	—	—

Total expenses	650,415	242,383	2,294,685	1,214,202
Net waived and reimbursed fees	(554)	(45,180)	(13,885)	(5,247)
Brokerage commission recapture	(25,516)	—	—	—

Net expenses	624,345	197,203	2,280,800	1,208,955

Net investment income	155,184	326,392	704,785	1,637,350

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	4,218,279	389,219	69,208,938	27,660,162
Foreign currency related transactions	12,708	(171,236)	435,163	(125,141)

Net realized gain on investments and foreign currency related transactions	4,230,987	217,983	69,644,101	27,535,021

Net change in unrealized appreciation or depreciation on:
Investments	(12,079,557)	3,007,739	(11,167,041)	(17,283,283)
Foreign currency related transactions	—	(2,088)	11,455	(6,278)

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(12,079,557)	3,005,651	(11,155,586)	(17,289,561)

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(7,848,570)	3,223,634	58,488,515	10,245,460

Increase (decrease) in net assets resulting from operations	$(7,693,386)	$3,550,026	$59,193,300	$11,882,810

* Foreign taxes withheld	$1,785	$29,703	$169,407	$290,859
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

			ING
	ING	ING	JPMorgan	ING
	Janus	JPMorgan Emerging	Small Cap	JPMorgan
	Contrarian	Markets Equity	Equity	Value Opportunities
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$754,073	$6,712,357	$2,000,574	$3,208,177
Interest	94,273	641,632	209,097	139,542
Securities lending income	24,310	123,427	112,463	—
Other	—	20,898	—	—

Total investment income	872,656	7,498,314	2,322,134	3,347,719

EXPENSES:
Unified fees	417,279	3,353,948	1,622,151	—
Investment management fees	—	—	—	519,260

Distribution and service fees:
Class ADV	—	3	3,349	3
Class S	128,656	553,707	259,221	145,018
Class S2	11,558	62,967	124,845	2,512
Transfer agent fees	—	—	—	312
Administrative service fees	—	—	—	129,815
Shareholder reporting expense	—	—	—	11,269
Registration fees	—	2,517	—	29
Professional fees	—	—	—	20,131
Custody and accounting expense	—	—	—	20,075
Trustee fees and expenses	1,520	9,332	3,206	4,706
Offering expense	—	—	—	1,617
Miscellaneous expense	—	—	—	7,889

Total expenses	559,013	3,982,474	2,012,772	862,636
Net waived and reimbursed fees	(2,327)	(12,680)	(72,058)	(23,994)
Brokerage commission recapture	(1,686)	—	—	—

Net expenses	555,000	3,969,794	1,940,714	838,642

Net investment income	317,656	3,528,520	381,420	2,509,077

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:

Net realized gain (loss) on:
Investments (net of foreign tax on sale of Indian investments of $41,818, $0, $0 and $0, respectively)	8,868,618	4,307,434	16,755,824	8,209,824
Foreign currency related transactions	(433,280)	(284,881)	—	—
Futures	—	—	(129,891)	—

Net realized gain on investments, foreign currency related transactions and futures	8,435,338	4,022,553	16,625,933	8,209,824

Net change in unrealized appreciation or depreciation on:
Investments	(4,897,396)	17,914,762	3,516,353	1,958,720
Foreign currency related transactions	(327,417)	(66,709)	—	—
Futures	—	—	262,108	—

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(5,224,813)	17,848,053	3,778,461	1,958,720

Net realized and unrealized gain on investments, foreign currency related transactions and futures	3,210,525	21,870,606	20,404,394	10,168,544

Increase in net assets resulting from operations	$3,528,181	$25,399,126	$20,785,814	$12,677,621

* Foreign taxes withheld	$21,649	$779,891	$1,858	$1,123

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	Julius Baer	Legg Mason	Legg Mason	Limited Maturity
	Foreign	Partners All Cap	Value	Bond
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$16,789,240	$3,489,643	$2,673,646	$81,025
Interest	909,982	427,380	104,527	6,975,644
Securities lending income	626,253	35,307	—	68,651

Total investment income	18,325,475	3,952,330	2,778,173	7,125,320

EXPENSES:
Unified fees	4,608,630	1,469,388	2,567,866	426,125

Distribution and service fees:
Class ADV	1	—	14,610	2
Class S	978,560	467,069	649,029	373,371
Class S2	158,748	56,249	68,733	1
Trustee fees and expenses	7,586	6,952	10,245	5,305

Total expenses	5,753,525	1,999,658	3,310,483	804,804
Net waived and reimbursed fees	(31,960)	(11,324)	(16,779)	—
Brokerage commission recapture	(16,233)	(3,417)	(28,233)	—

Net expenses	5,705,332	1,984,917	3,265,471	804,804

Net investment income	12,620,143	1,967,413	(487,298)	6,320,516

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:

Net realized gain (loss) on:
Investments	74,524,203	4,916,257	4,901,032	(1,824,155)
Foreign currency related transactions	(1,380,048)	(4,864)	(8,002)	—
Futures	—	—	—	(250,929)

Net realized gain (loss) on investments, foreign currency related transactions and futures	73,144,155	4,911,393	4,893,030	(2,075,084)

Net change in unrealized appreciation or depreciation on:
Investments	3,926,646	11,421,272	(38,527,908)	(792,553)
Foreign currency related transactions	(2,200,860)	(440)	(3,722)	—
Futures	—	—	—	(297,950)

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	1,725,786	11,420,832	(38,531,630)	(1,090,503)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	74,869,941	16,332,225	(33,638,600)	(3,165,587)

Increase (decrease) in net assets resulting from operations	$87,490,084	$18,299,638	$(34,125,898)	$3,154,929

* Foreign taxes withheld	$2,360,067	$81,498	$—	$107

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

			ING	ING
	ING	ING	Marsico	MFS
	Liquid	Marsico	International	Mid Cap
	Assets	Growth	Opportunities	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$3,933,381	$2,226,605	$1,433,369
Interest	21,632,200	224,433	249,160	188,244
Securities lending income	86	129,258	7,292	37,064

Total investment income	21,632,286	4,287,072	2,483,057	1,658,677

EXPENSES:
Unified fees	1,251,085	3,459,231	—	2,029,050
Investment management fees	—	—	704,656	—

Distribution and service fees:
Class ADV	—	28,592	55,009	—
Class S	910,921	1,075,009	229,225	764,126
Class S2	36,822	59,135	—	49,551
Transfer agent fees			181
Administrative service fees	—	—	130,491	—
Shareholder reporting expense	—	—	12,171	—
Registration fees	—	—	21	—
Professional fees	—	—	12,158	—
Custody and accounting expense	—	—	40,538	—
Trustee fees and expenses	40,152	17,211	2,362	11,705
Offering expense	—	—	1,616	—
Miscellaneous expense	—	—	15,662	—

Total expenses	2,238,980	4,639,178	1,204,090	2,854,432
Net recouped waived and reimbursed fees	(7,403)	(17,661)	(36,741)	(44,190)
Brokerage commission recapture	—	(12,686)	—	(63,596)

Net expenses	2,231,577	4,608,831	1,167,349	2,746,646

Net investment income (loss)	19,400,709	(321,759)	1,315,708	(1,087,969)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	28,903	76,352,099	14,569,161	46,898,827
Foreign currency related transactions	—	—	(40,476)	(5,551)

Net realized gain on investments and foreign currency related transactions	28,903	76,352,099	14,528,685	46,893,276

Net change in unrealized appreciation or depreciation on:
Investments	—	(92,533,546)	(5,492,684)	(55,579,479)
Foreign currency related transactions	—	—	7,584	411

Net change in unrealized depreciation on investments and foreign currency related transactions	—	(92,533,546)	(5,485,100)	(55,579,068)

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	28,903	(16,181,447)	9,043,585	(8,685,792)

Increase (decrease) in net assets resulting from operations	$19,429,612	$(16,503,206)	$10,359,293	$(9,773,761)

* Foreign taxes withheld	$—	$135,330	$253,235	$6,484

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	MFS	MFS	Oppenheimer	PIMCO
	Total Return	Utilities	Main Street	Core Bond
	Portfolio	Portfolio	Portfolio®	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$10,554,303	$2,879,097	$4,925,334	$—
Interest	16,977,013	266,477	42,932	26,986,448
Securities lending income	99,730	—	14,482	47,327

Total investment income	27,631,046	3,145,574	4,982,748	27,033,775

EXPENSES:
Unified fees	5,220,880	—	1,786,187	3,301,545
Investment management fees	—	521,943	—	—

Distribution and service fees:
Class ADV	22,544	—	2	—
Class S	1,777,145	210,600	693,414	1,162,005
Class S2	125,871	—	11,633	90,897
Transfer agent fees		272
Administrative service fees	—	86,989	—	—
Shareholder reporting expense	—	17,530	—	—
Registration fees	—	19	—	—
Professional fees	—	11,662	—	—
Custody and accounting expense	—	47,309	—	—
Trustee fees and expenses	28,961	3,794	11,020	18,502
Offering expense	—	1,616	—	—
Miscellaneous expense	—	21,213	—	—

Total expenses	7,175,401	922,947	2,502,256	4,572,949
Net waived and reimbursed fees	(29,880)	(4,626)	(2,342)	(18,300)
Brokerage commission recapture	(30,086)	(5,317)	—	—

Net expenses	7,115,435	913,004	2,499,914	4,554,649

Net investment income	20,515,611	2,232,570	2,482,834	22,479,126

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, OPTIONS AND SWAPS:

Net realized gain (loss) on:
Investments	43,326,004	4,174,679	17,680,675	(11,431,836)
Foreign currency related transactions	10,673	(906,495)	3,854	(4,665,854)
Futures, options and swaps	—	—	—	(2,009,818)

Net realized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	43,336,677	3,268,184	17,684,529	(18,107,508)

Net change in unrealized appreciation or depreciation on:
Investments	(31,630,854)	9,195,572	(3,085,396)	(8,118,032)
Foreign currency related transactions	(1,388)	(193,112)	(3,803)	(2,237,187)
Futures, options and swaps	—	—	—	(1,283,055)

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, options and swaps	(31,632,242)	9,002,460	(3,089,199)	(11,638,274)

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	11,704,435	12,270,644	14,595,330	(29,745,782)

Increase (decrease) in net assets resulting from operations	$32,220,046	$14,503,214	$17,078,164	$(7,266,656)

* Foreign taxes withheld	$85,645	$173,034	$1,378	$16,059

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

			ING
	ING	ING	Pioneer	ING
	PIMCO	Pioneer	Mid Cap	Stock
	High Yield	Fund	Value	Index
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$116,328	$1,147,314	$5,116,030	$3,574,833
Interest	27,521,658	13,396	378,631	297,352
Securities lending income	354,862	—	23,615	5,091

Total investment income	27,992,848	1,160,710	5,518,276	3,877,276

EXPENSES:
Unified fees	1,831,201	412,330	2,194,813	519,611

Distribution and service fees:
Class S	888,477	102,196	799,230	—
Trustee fees and expenses	12,355	2,270	1,115	6,745

Total expenses	2,732,033	516,796	2,995,158	526,356
Net waived and reimbursed fees	—	(22,106)	—	—
Brokerage commission recapture	—	(1,022)	(19,264)	—

Net expenses	2,732,033	493,668	2,975,894	526,356

Net investment income	25,260,815	667,042	2,542,382	3,350,920

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, OPTIONS AND SWAPS:

Net realized gain (loss) on:
Investments	1,952,732	888,279	18,461,614	1,253,847
Foreign currency related transactions	(755,354)	13,107	—	—
Futures, options and swaps	403,710	—	—	(144,138)

Net realized gain on investments, foreign currency related transactions, futures, options and swaps	1,601,088	901,386	18,461,614	1,109,709

Net change in unrealized appreciation or depreciation on:
Investments	(14,562,815)	3,985,908	(13,311,355)	5,097,394
Foreign currency related transactions	(631,366)	60	—	—
Futures, options and swaps	(154,564)	—	—	293,246

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, options and swaps	(15,348,745)	3,985,968	(13,311,355)	5,390,640

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	(13,747,657)	4,887,354	5,150,259	6,500,349

Increase in net assets resulting from operations	$11,513,158	$5,554,396	$7,692,641	$9,851,269

* Foreign taxes withheld	$—	$19,531	$8,118	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

ING
VP Index Plus
International Equity
Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,538,061
Interest	169,495
Securities lending income	1,202
Other	16,394

Total investment income	2,725,152

EXPENSES:
Investment management fees	296,160

Distribution and service fees:
Class ADV	5
Class S	93,821
Class S2	276
Transfer agent fees	181
Administrative service fees	65,813
Shareholder reporting expense	14,060
Professional fees	4,579
Custody and accounting expense	30,878
Trustee fees and expenses	4,677
Offering expense	4,959

Total expenses	515,409
Net waived and reimbursed fees	(63,003)

Net expenses	452,406

Net investment income	2,272,746

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	1,487,786
Foreign currency related transactions	(377,340)

Net realized gain on investments and foreign currency related transactions	1,110,446

Net change in appreciation or depreciation on:
Investments	(4,440,031)
Foreign currency related transactions	(771)

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(4,440,802)

Net realized and unrealized loss on investments and foreign currency related transactions	(3,330,356)

Decrease in net assets resulting from operations	$(1,057,610)

* Foreign taxes withheld	$307,044

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Disciplined Small Cap	ING Eagle Asset Capital
	Value Portfolio	Appreciation Portfolio

	April 28, 2006(1)	Six Months	Year Ended
	to June 30,	Ended June 30,	December 31,
	2006	2006	2005

FROM OPERATIONS:
Net investment income	$131,978	$1,067,288	$1,851,405
Net realized gain (loss) on investments	(163,842)	8,831,827	15,400,845
Net change in unrealized appreciation or depreciation on investments	(477,741)	(5,002,939)	(17,017,984)

Net increase (decrease) in net assets resulting from operations	(509,605)	4,896,176	234,266

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	—	(2,490,916)
Class S2	—	—	(31,236)

Total distributions	—	—	(2,522,152)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	47,336,960	4,355,109	14,420,802
Dividends reinvested	—	—	2,522,152

	47,336,960	4,355,109	16,942,954
Cost of shares redeemed	(579,804)	(26,547,545)	(53,769,072)

Net increase (decrease) in net assets resulting from capital share transactions	46,757,156	(22,192,436)	(36,826,118)

Net increase (decrease) in net assets	46,247,551	(17,296,260)	(39,114,004)

NET ASSETS:
Beginning of period	—	191,863,577	230,977,581

End of period	$46,247,551	$174,567,317	$191,863,577

Undistributed net investment income at end of period	$131,978	$2,916,367	$1,849,079

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Equities	ING Evergreen
	Plus Portfolio	Health Sciences Portfolio

	April 28, 2006(1)	Six Months	Year Ended
	to June 30,	Ended June 30,	December 31,
	2006	2006	2005

FROM OPERATIONS:
Net investment income (loss)	$970,874	$331,861	$(33,631)
Net realized gain (loss) on investments, foreign currency related transactions and futures	(10,198,584)	7,498,782	5,143,959
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	4,653,615	(2,865,606)	5,920,615

Net increase (decrease) in net assets resulting from operations	(4,574,095)	4,965,037	11,030,943

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	—	(7,484)

Net realized gains:
Class S	—	—	(5,239,098)

Total distributions	—	—	(5,246,582)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	140,168,407	28,704,717	146,253,825
Dividends reinvested	—	—	5,246,582

	140,168,407	28,704,717	151,500,407
Cost of shares redeemed	(5,764,952)	(20,055,762)	(25,316,971)

Net increase in net assets resulting from capital share transactions	134,403,455	8,648,955	126,183,436

Net increase in net assets	129,829,360	13,613,992	131,967,797

NET ASSETS:
Beginning of period	—	166,655,433	34,687,636

End of period	$129,829,360	$180,269,425	$166,655,433

Undistributed net investment income at end of period	$970,874	$331,861	$—

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	?ING Evergreen		ING Global Real
	Omega Portfolio		Estate Portfolio

	Six Months	Year Ended	January 3, 2006(1)
	Ended June 30,	December 31,	to June 30,
	2006	2005	2006

FROM OPERATIONS:
Net investment income	$155,184	$56,906	$326,392
Net realized gain (loss) on investments and foreign currency related transactions	4,230,987	(2,481,227)	217,983
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(12,079,557)	8,990,171	3,005,651

Net increase (decrease) in net assets resulting from operations	(7,693,386)	6,565,850	3,550,026

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(62,582)	—

Total distributions	—	(62,582)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,924,918	218,881,325	77,058,886
Dividends reinvested	—	62,582	—

	2,924,918	218,943,907	77,058,886
Cost of shares redeemed	(17,106,265)	(14,679,211)	(30,689,703)

Net increase (decrease) in net assets resulting from capital share transactions	(14,181,347)	204,264,696	46,369,183

Net increase (decrease) in net assets	(21,874,733)	210,767,964	49,919,209

NET ASSETS:
Beginning of period	216,755,292	5,987,328	—

End of period	$194,880,559	$216,755,292	$49,919,209

Undistributed net investment income at end of period	$155,184	$—	$326,392

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Global		ING
	Resources Portfolio		International Portfolio

	Six Months	Year Ended	Six Months	Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$704,785	$2,896,694	$1,637,350	$2,487,520
Net realized gain on investments and foreign currency related transactions	69,644,101	61,901,001	27,535,021	28,265,321
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(11,155,586)	27,100,149	(17,289,561)	(12,495,715)

Net increase in net assets resulting from operations	59,193,300	91,897,844	11,882,810	18,257,126

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(39,265)	—	—
Class S	—	(2,053,552)	—	(4,524,473)
Class S2	—	(122,972)	—	(243,896)

Net realized gains:
Class I	—	(207,438)	—	—
Class S	—	(13,018,797)	—	(9,255,820)
Class S2	—	(778,504)	—	(501,513)

Total distributions	—	(16,220,528)	—	(14,525,702)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	116,545,521	164,400,100	347,193	12,153,381
Dividends reinvested	—	16,220,528	—	14,525,702

	116,545,521	180,620,628	347,193	26,679,083
Cost of shares redeemed	(42,680,246)	(47,681,333)	(23,100,058)	(51,362,585)

Net increase (decrease) in net assets resulting from capital share transactions	73,865,275	132,939,295	(22,752,865)	(24,683,502)

Net increase (decrease) in net assets	133,058,575	208,616,611	(10,870,055)	(20,952,078)

NET ASSETS:
Beginning of period	411,353,869	202,737,258	189,265,709	210,217,787

End of period	$544,412,444	$411,353,869	$178,395,654	$189,265,709

Undistributed net investment income (accumulated net investment loss) at end of period	$117,083	$(587,702)	$4,587,809	$2,950,459

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING JPMorgan
	ING Janus Contrarian Portfolio		Emerging Markets Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$317,656	$229,050	$3,528,520	$2,172,783
Net realized gain on investments and foreign currency related transactions	8,435,338	8,102,502	4,022,553	18,497,804
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(5,224,813)	2,105,702	17,848,053	56,221,425

Net increase in net assets resulting from operations	3,528,181	10,437,254	25,399,126	76,892,012

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	(43,898)	—	(152,655)
Class S2	—	(2,204)	—	(11,089)

Total distributions	—	(46,102)	—	(163,744)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,932,487	27,957,544	257,476,508	189,378,494
Net proceeds from shares issued in merger	—	—	—	33,851,653
Dividends reinvested	—	46,102	—	163,744

	34,932,487	28,003,646	257,476,508	223,393,891
Cost of shares redeemed	(7,782,278)	(20,663,269)	(141,657,695)	(44,068,918)

Net increase in net assets resulting from capital share transactions	27,150,209	7,340,377	115,818,813	179,324,973

Net increase in net assets	30,678,390	17,731,529	141,217,939	256,053,241

NET ASSETS:
Beginning of period	85,680,174	67,948,645	419,891,021	163,837,780

End of period	$116,358,564	$85,680,174	$561,108,960	$419,891,021

Undistributed net investment income at end of period	$789,008	$471,352	$6,704,793	$3,176,273

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan		ING JPMorgan Value
	Small Cap Equity Portfolio		Opportunities Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	April 29, 2005(1)
	June 30,	December 31,	June 30,	to December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$381,420	$437,880	$2,509,077	$1,808,079
Net realized gain on investments and futures	16,625,933	9,365,065	8,209,824	2,657,379
Net change in unrealized appreciation on investments and futures	3,778,461	1,595,521	1,958,720	5,273,670

Net increase in net assets resulting from operations	20,785,814	11,398,466	12,677,621	9,739,128

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net realized gains:
Class ADV	—	(49,457)	—	—
Class I	—	(4,197,310)	—	—
Class S	—	(16,543,308)	—	—
Class S2	—	(3,938,891)	—	—

Total distributions	—	(24,728,966)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	94,635,925	125,247,111	149,017,524	288,748,640
Dividends reinvested	—	24,728,966	—	—

	94,635,925	149,976,077	149,017,524	288,748,640
Cost of shares redeemed	(35,507,062)	(48,988,654)	(174,782,009)	(18,124,800)

Net increase (decrease) in net assets resulting from capital share transactions	59,128,863	100,987,423	(25,764,485)	270,623,840

Net increase (decrease) in net assets	79,914,677	87,656,923	(13,086,864)	280,362,968

NET ASSETS:
Beginning of period	321,061,007	233,404,084	280,362,968	—

End of period	$400,975,684	$321,061,007	$267,276,104	$280,362,968

Undistributed net investment income at end of period	$668,030	$286,610	$4,352,220	$1,843,143

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING Legg Mason
	ING Julius Baer Foreign Portfolio		Partners All Cap Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$12,620,143	$4,542,008	$1,967,413	$3,005,359
Net realized gain on investments and foreign currency related transactions	73,144,155	47,665,534	4,911,393	27,190,534
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	1,725,786	49,674,336	11,420,832	(21,310,074)

Net increase in net assets resulting from operations	87,490,084	101,881,878	18,299,638	8,885,819

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(6,770)	—	—
Class S	—	(434,007)	—	(1,961,705)
Class S2	—	(10,406)	—	(101,640)

Net realized gains:
Class I	—	(715,607)	—	—
Class S	—	(56,268,625)	—	—
Class S2	—	(2,839,006)	—	—

Total distributions	—	(60,274,421)	—	(2,063,345)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	884,741,237	505,757,433	4,619,306	66,178,117
Dividends reinvested	—	60,274,421	—	2,063,345

	884,741,237	566,031,854	4,619,303	68,241,462
Cost of shares redeemed	(661,584,926)	(147,654,669)	(35,430,719)	(207,839,965)

Net increase (decrease) in net assets resulting from capital share transactions	223,156,311	418,377,185	(30,811,413)	(139,598,503)

Net increase (decrease) in net assets	310,646,395	459,984,642	(12,511,775)	(132,776,029)

NET ASSETS:
Beginning of period	862,902,081	402,917,439	397,294,612	530,070,641

End of period	$1,173,548,476	$862,902,081	$384,782,837	$397,294,612

Undistributed net investment income (accumulated net investment loss) at end of period	$10,490,095	$(2,130,048)	$4,938,867	$2,971,454

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Legg Mason		ING Limited Maturity
	Value Portfolio		Bond Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income (loss)	$(487,298)	$(883,244)	$6,320,516	$11,769,669
Net realized gain (loss) on investments, foreign currency related transactions and futures	4,893,030	3,022,506	(2,075,084)	(2,593,089)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(38,531,630)	37,989,709	(1,090,503)	(4,021,997)

Net increase (decrease) in net assets resulting from operations	(34,125,898)	40,128,971	3,154,929	5,154,583

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	—	—	(2,913)
Class S	—	—	—	(15,911,804)

Net realized gains:
Class ADV	—	(208)	—	—
Class I	—	(17,541)	—	(159)
Class S	—	(835,506)	—	(931,895)
Class S2	—	(38,771)	—	—

Total distributions	—	(892,026)	—	(16,846,771)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	305,507,190	275,303,643	73,021,722	6,450,072
Dividends reinvested	—	892,026	—	16,846,771

	305,507,190	276,195,669	73,021,722	23,296,843
Cost of shares redeemed	(187,763,612)	(36,713,984)	(48,632,249)	(101,226,259)

Net increase (decrease) in net assets resulting from capital share transactions	117,743,578	239,481,685	24,389,473	(77,929,416)

Net increase (decrease) in net assets	83,617,680	278,718,630	27,544,402	(89,621,604)

NET ASSETS:
Beginning of period	621,099,685	342,381,055	303,539,621	393,161,225

End of period	$704,717,365	$621,099,685	$331,084,023	$303,539,621

Undistributed net investment income (accumulated net investment loss) at end of period	$(492,106)	$(4,808)	$18,270,685	$11,950,169

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Liquid Assets Portfolio		ING Marsico Growth Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income (loss)	$19,400,709	$24,869,550	$(321,759)	$(185,153)
Net realized gain on investments	28,903	14,765	76,352,099	66,339,317
Net change in unrealized appreciation or depreciation on investments	—	—	(92,533,546)	9,833,358

Net increase (decrease) in net assets resulting from operations	19,429,612	24,884,315	(16,503,206)	75,987,522

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	(3,508,227)	(4,052,867)	—	—
Class S	(15,588,141)	(20,462,702)	—	—
Class S2	(304,338)	(353,981)	—	—

Total distributions	(19,400,706)	(24,869,550)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	615,165,868	862,213,103	29,052,703	67,791,635
Net proceeds from shares issued in merger	5,717,815	—	—	—
Dividends reinvested	19,400,706	24,869,550	—	—

	640,284,389	887,082,653	29,052,703	67,791,635
Cost of shares redeemed	(355,239,639)	(874,541,569)	(69,313,196)	(119,447,183)

Net increase (decrease) in net assets resulting from capital share transactions	285,044,750	12,541,084	(40,260,493)	(51,655,548)

Net increase (decrease) in net assets	285,073,656	12,555,849	(56,763,699)	24,331,974

NET ASSETS:
Beginning of period	823,609,625	811,053,776	926,913,447	902,581,473

End of period	$1,108,683,281	$823,609,625	$870,149,748	$926,913,447

Undistributed net investment income (accumulated net investment loss) at end of period	$3	$—	$(258,693)	$63,066

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Marsico International		ING MFS Mid Cap
	Opportunities Portfolio		Growth Portfolio

	Six Months		Six Months
	Ended	April 29, 2005(1)	Ended	Year Ended
	June 30,	to December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income (loss)	$1,315,708	$191,663	$(1,087,969)	$(2,621,127)
Net realized gain on investments and foreign currency related transactions	14,528,685	3,094,347	46,893,276	73,819,635
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(5,485,100)	19,396,406	(55,579,068)	(56,753,327)

Net increase (decrease) in net assets resulting from operations	10,359,293	22,682,416	(9,773,761)	14,445,181

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(96,440)	—	—
Class S	—	(168,339)	—	—

Net realized gains:
Class I	—	(725,356)	—	—
Class S	—	(1,894,716)	—	—

Total distributions	—	(2,884,851)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	150,056,984	204,467,072	5,967,075	14,009,870
Dividends reinvested	—	2,705,051	—	—

	150,056,984	207,172,123	5,967,075	14,009,870
Cost of shares redeemed	(71,125,500)	(32,012,497)	(72,717,996)	(156,419,587)

Net increase (decrease) in net assets resulting from capital share transactions	78,931,484	175,159,626	(66,750,921)	(142,409,717)

Net increase (decrease) in net assets	89,290,777	194,957,191	(76,524,682)	(127,964,536)

NET ASSETS:
Beginning of period	194,957,191	—	658,413,542	786,378,078

End of period	$284,247,968	$194,957,191	$581,888,860	$658,413,542

Undistributed net investment income (accumulated net investment loss) at end of period	$1,369,690	$53,982	$(1,091,096)	$(3,127)

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MFS Total Return Portfolio		ING MFS Utilities Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	April 29, 2005(1)
	June 30,	December 31,	June 30,	to December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$20,515,611	$36,985,095	$2,232,570	$974,429
Net realized gain on investments and foreign currency related transactions	43,336,677	72,110,598	3,268,184	4,692,267
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(31,632,242)	(62,753,086)	9,002,460	610,320

Net increase in net assets resulting from operations	32,220,046	46,342,607	14,503,214	6,277,016

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(115,502)	—	—
Class I	—	(312,539)	—	(132,090)
Class S	—	(33,022,443)	—	(1,172,659)
Class S2	—	(989,747)	—	—

Net realized gains:
Class ADV	—	(182,899)	—	—
Class I	—	(447,555)	—	(343,525)
Class S	—	(52,253,722)	—	(3,423,215)
Class S2	—	(1,569,928)	—	—

Total distributions	—	(88,894,335)	—	(5,071,489)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,598,775	261,041,342	28,626,755	212,196,733
Dividends reinvested	—	88,894,335	—	4,751,390

	21,598,775	349,935,677	28,626,755	216,948,123
Cost of shares redeemed	(153,237,386)	(143,565,641)	(27,648,876)	(43,854,010)

Net increase (decrease) in net assets resulting from capital share transactions	(131,638,611)	206,370,036	977,879	173,094,113

Net increase (decrease) in net assets	(99,418,565)	163,818,308	15,481,093	174,299,640

NET ASSETS:
Beginning of period	1,692,879,115	1,529,060,807	174,299,640	—

End of period	$1,593,460,550	$1,692,879,115	$189,780,733	$174,299,640

Undistributed net investment income at end of period	$58,602,819	$38,087,208	$2,344,982	$112,412

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Oppenheimer		ING PIMCO
	Main Street Portfolio®		Core Bond Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$2,482,834	$5,900,734	$22,479,126	$30,212,369
Net realized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	17,684,529	22,894,025	(18,107,508)	(3,022,826)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, options and swaps	(3,089,199)	2,693,387	(11,638,274)	(5,025,645)

Net increase (decrease) in net assets resulting from operations	17,078,164	31,488,146	(7,266,656)	22,163,898

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(12,684)	—	—
Class S	—	(5,414,962)	—	(31,135,045)
Class S2	—	(32,636)	—	(1,099,004)

Net realized gains:
Class S	—	—	—	(8,426,723)
Class S2	—	—	—	(305,729)

Total distributions	—	(5,460,282)	—	(40,966,501)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,708,120	15,702,368	733,884,968	442,270,416
Dividends reinvested	—	5,460,282	—	40,966,501

	14,708,120	21,162,650	733,884,968	483,236,917
Cost of shares redeemed	(55,770,570)	(108,626,874)	(605,509,163)	(141,009,137)

Net increase (decrease) in net assets resulting from capital share transactions	(41,062,450)	(87,464,224)	128,375,805	342,227,780

Net increase (decrease) in net assets	(23,984,286)	(61,436,360)	121,109,149	323,425,177

NET ASSETS:
Beginning of period	565,922,140	627,358,500	1,095,286,849	771,861,672

End of period	$541,937,854	$565,922,140	$1,216,395,998	$1,095,286,849

Undistributed net investment income at end of period	$8,343,659	$5,860,825	$55,019,375	$32,540,249

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING PIMCO High Yield Portfolio		ING Pioneer Fund Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	April 29, 2005(1)
	June 30,	December 31,	June 30,	to December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$25,260,815	$44,972,577	$667,042	$416,910
Net realized gain on investments, foreign currency related transactions, futures, options and swaps	1,601,088	8,283,866	901,386	17,820
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, options and swaps	(15,348,745)	(24,565,717)	3,985,968	3,470,136

Net increase in net assets resulting from operations	11,513,158	28,690,726	5,554,396	3,904,866

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	(1,300,820)	(12,284)	—	(138,631)
Class S	(23,503,349)	(46,901,337)	—	(319,079)

Net realized gains:
Class I	—	(92)	—	(6,467)
Class S	—	(1,651,294)	—	(17,107)

Total distributions	(24,804,169)	(48,565,007)	—	(481,284)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	217,151,304	206,782,509	2,400,293	114,114,623
Dividends reinvested	24,804,169	48,565,007	—	468,461

	241,955,473	255,347,516	2,400,293	114,583,084
Cost of shares redeemed	(171,781,339)	(210,531,630)	(11,604,769)	(7,211,888)

Net increase (decrease) in net assets resulting from capital share transactions	70,174,134	44,815,886	(9,204,476)	107,371,196

Net increase (decrease) in net assets	56,883,123	29,941,605	(3,650,080)	110,794,778

NET ASSETS:
Beginning of period	722,826,146	697,884,541	110,794,778	—

End of period	$779,709,269	$722,826,146	$107,144,698	$110,794,778

Undistributed net investment income at end of period	$1,063,844	$607,198	$667,215	$173

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Pioneer
	Mid Cap Value Portfolio		ING Stock Index Portfolio

	Six Months		Six Months
	Ended	April 29, 2005(1)	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$2,542,382	$1,425,120	$3,350,920	$6,358,976
Net realized gain (loss) on investments and futures	18,461,614	(765,699)	1,109,709	3,431,715
Net change in unrealized appreciation or depreciation on investments and futures	(13,311,355)	24,393,968	5,390,640	8,935,011

Net increase in net assets resulting from operations	7,692,641	25,053,389	9,851,269	18,725,702

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	117,307,296	714,381,143	21,906,333	45,578,166
Cost of shares redeemed	(135,050,858)	(45,421,336)	(35,068,687)	(54,826,161)

Net increase (decrease) in net assets resulting from capital share transactions	(17,743,562)	668,959,807	(13,162,354)	(9,247,995)

Net increase (decrease) in net assets	(10,050,921)	694,013,196	(3,311,085)	9,477,707

NET ASSETS:
Beginning of period	694,013,196	—	388,184,135	378,706,428

End of period	$683,962,275	$694,013,196	$384,873,050	$388,184,135

Undistributed net investment income at end of period	$4,026,860	$1,484,478	$9,673,585	$6,322,665

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Index Plus
	International Equity Portfolio

	Six Months
	Ended	July 29, 2005(1)
	June 30,	to December 31,
	2006	2005

FROM OPERATIONS:
Net investment income	$2,272,746	$111,457
Net realized gain on investments and foreign currency related transactions	1,110,446	1,017,902
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(4,440,802)	1,612,280

Net increase (decrease) in net assets resulting from operations	(1,057,610)	2,741,639

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(11,623)
Class S	—	(96,866)

Net realized gains:
Class I	—	(44,087)
Class S	—	(463,307)

Total distributions	—	(615,883)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	384,375,525	28,414,838
Dividends reinvested	—	56,360

	384,375,525	28,471,198
Cost of shares redeemed	(153,856,292)	(117,374)

Net increase in net assets resulting from capital share transactions	230,519,233	28,353,824

Net increase in net assets	229,461,623	30,479,580

NET ASSETS:
Beginning of period	30,479,580	—

End of period	$259,941,203	$30,479,580

Undistributed net investment income at end of period	$2,309,369	$36,623

(1) Commencement of operations.

See Accompanying Notes to Financial Statements

ING DISCIPLINED SMALL CAP VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class I

April 28,
2006(1) to
June 30,
2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	$0.03
Net realized and unrealized loss on investments	$(0.17)
Total from investment operations	$(0.14)
Net asset value, end of period	$9.86

Total Return(2)%	(1.40)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$46,248

Ratios to average net assets:
Expenses(3)(4)%	0.75
Net investment income(3)(4)%	1.85
Portfolio turnover rate %	118

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

See Accompanying Notes to Financial Statements

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$18.05	18.22		16.00	12.80	15.55	16.61

Income (loss) from investment operations:
Net investment income	$0.11 *	0.16	*	0.21	0.15	0.13 *	0.12
Net realized and unrealized gain (loss) on investments	$0.33	(0.11)		2.17	3.08	(2.78)	(0.86)
Total from investment operations	$0.44	0.05		2.38	3.23	(2.65)	(0.74)

Less distributions from:
Net investment income	$—	0.22		0.16	0.03	0.10	0.11
Net realized gain on investments	$—	—		—	—	—	0.21
Total distributions	$—	0.22		0.16	0.03	0.10	0.32
Net asset value, end of period	$18.49	18.05		18.22	16.00	12.80	15.55

Total Return(1)%	2.44	0.30		14.88	25.26	(17.05)	(4.43)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$171,654	188,798		229,065	217,037	177,515	204,675

Ratios to average net assets:
Net expenses after brokerage commission recapture(2)%	0.89	0.90		0.91	0.94	0.94	0.95
Gross expenses prior to brokerage commission recapture(2)%	0.89	0.91		0.92	0.94	0.95	0.95
Net investment income after expense waiver and brokerage commission recapture(2)%	1.14	0.89		1.16	1.10	0.90	0.76
Portfolio turnover rate %	28	54		125	43	41	61

	Class S2

	Six Months						September 9,
	Ended	Year Ended December 31,					2002(3) to
	June 30,						December 31,
	2006	2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$17.99	18.19		16.01	12.82		13.25

Income (loss) from investment operations:
Net investment income	$0.09 *	0.14	*	0.13	0.14	*	0.03 *
Net realized and unrealized gain (loss) on investments	$0.33	(0.11)		2.22	3.07		(0.38)
Total from investment operations	$0.42	0.03		2.35	3.21		(0.35)

Less distributions from:
Net investment income	$—	0.23		0.17	0.02		0.08
Total distributions	$—	0.23		0.17	0.02		0.08
Net asset value, end of period	$18.41	17.99		18.19	16.01		12.82

Total Return(1)%	2.33	0.17		14.72	25.05		(2.65)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,914	3,066		1,912	1,021		117

Ratios to average net assets:
Net expenses after brokerage commission recapture and after expense waiver(2)(4)%	1.04	1.05		1.06	1.09		1.08
Net expenses after expense waiver and prior to brokerage commission recapture(2)(4)%	1.04	1.06		1.07	1.09		1.10
Gross expenses prior to brokerage commission recapture and prior to expense waiver(2)%	1.14	1.16		1.07	1.09		1.10
Net investment income after expense waiver and brokerage commission recapture(2)(4)%	0.98	0.80		1.07	0.92		0.83
Portfolio turnover rate %	28	54		125	43		41

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Commencement of operations.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING EQUITIESPLUS PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S	Class S2

	April 28,	June 1,
	2006(1) to	2006(1) to
	June 30,	June 30,
	2006	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	9.77

Income (loss) from investment operations:
Net investment income (loss)	$0.07	0.03
Net realized and unrealized loss on investments and futures	$(0.40)	(0.13)
Total from investment operations	$(0.33)	(0.10)
Net asset value, end of period	$9.67	9.67

Total Return(2)%	(3.30)	(1.02)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$129,800	30

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	0.65	0.80
Gross expenses prior to expense waiver(3)%	0.65	0.90
Net investment income after expense waiver(3)(4)%	4.44	4.72
Portfolio turnover rate %	42	42

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 share of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

See Accompanying Notes to Financial Statements

ING EVERGREEN HEALTH SCIENCES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I	Class S

	April 28,	Six Months		May 3,
	2006(1) to	Ended	Year Ended	2004(1) to
	June 30,	June 30,	December 31,	December 31,
	2006	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$11.24	10.69	10.00	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.01 **	0.02	0.00 *	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.21)	0.32	1.04	0.01
Total from investment operations	$(0.20)	0.34	1.04	—

Less distributions from:
Net investment income	$—	—	0.00 *	—
Net realized gains on investments	$—	—	0.35	—
Total distributions	$—	—	0.35	—
Net asset value, end of period	$11.04	11.03	10.69	10.00

Total Return(2)%	(1.78)	3.18	10.41	0.00

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,904	177,366	166,655	31,957

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.74	0.99	1.01	1.00
Gross expenses prior to brokerage commission recapture(3)%	0.75	1.00	1.01	1.00
Net investment income (loss) after brokerage commission recapture(3)%	0.74	0.37	(0.04)	(0.27)
Portfolio turnover rate %	30	30	118	88

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

* Amount is less than $0.005.

** Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING EVERGREEN OMEGA PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I		Class S

	Six Months	May 2,	Six Months		May 3,
	Ended	2005(1) to	Ended	Year Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2006	2005	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.99	9.67	10.96	10.54	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.01	0.01 **	(0.01)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.44)	1.31	(0.44)	0.44	0.56
Total from investment operations	$(0.43)	1.32	(0.45)	0.42	0.59

Less distributions from:
Net investment income	$—	0.00 *	—	—	0.05
Total distributions	$—	0.00 *	—	—	0.05
Net asset value, end of period	$10.56	10.99	10.51	10.96	10.54

Total Return(2)%	(3.91)	13.68	(4.11)	3.98	5.86

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$186,108	207,699	7,672	8,096	5,670

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.58	0.60	0.83	0.85	0.85
Gross expenses prior to brokerage commission recapture(3)%	0.60	0.60	0.85	0.85	0.85
Net investment income (loss) after brokerage commission recapture(3)%	0.16	0.14	(0.09)	(0.23)	0.28
Portfolio turnover rate %	109	140	109	140	87

	Class S2

	Six Months		May 3,
	Ended	Year Ended	2004(1) to
	June 30,	December 31,	December 31,
	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.93	10.53	10.00

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.03)	0.02
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.45)	0.43	0.56
Total from investment operations	$(0.46)	0.40	0.58

Less distributions from:
Net investment income	$—	—	0.05
Total distributions	$—	—	0.05
Net asset value, end of period	$10.47	10.93	10.53

Total Return(2)%	(4.21)	3.80	5.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,101	961	317

Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)(4)%	0.98	1.00	1.00
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.00	1.00	1.00
Gross expenses prior to expense waiver and prior to brokerage commission recapture (3)%	1.10	1.10	1.00
Net investment income (loss) after expense waiver and brokerage commission recapture (3)(4)%	(0.24)	(0.37)	0.49
Portfolio turnover rate %	109	140	87

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Amount is less than $0.005.

** Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING GLOBAL REAL ESTATE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I	Class S	Class S2

	April 28,	January 3,	January 3,	May 3,
	2006(1) to	2006(1) to	2006(1) to	2006(1) to
	June 30,	June 30,	June 30,	June 30,
	2006	2006	2006	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.05	10.00	10.00	11.05

Income (loss) from investment operations:
Net investment income	$0.01 *	0.12 *	0.06 *	0.02 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.04)	0.93	0.98	(0.04)
Total from investment operations	$(0.03)	1.05	1.04	(0.02)
Net asset value, end of period	$11.02	11.05	11.04	11.03

Total Return(2)%	(0.27)	10.50	10.40	(0.18)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	38,886	10,742	290

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%	1.50	0.95	1.20	1.30
Gross expenses prior to expense reimbursement(3)%	1.95	1.20	1.45	1.70
Net investment income after expense reimbursement (3)(4)(5)%	0.68	2.30	1.20	1.86
Portfolio turnover rate %	26	26	26	26

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% and 0.10% of the distribution fees for Class ADV and Class S2 shares, respectively, of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(5) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months	Year Ended		July 2,
	Ended	December 31,		2003(1) to
	June 30,			December 31,
	2006	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$20.41	15.74	14.90	10.90

Income from investment operations:
Net investment income	$0.06	0.12	0.14	0.05
Net realized and unrealized gain on investments and foreign currency related transactions	$2.98	5.62	0.85	4.00
Total from investment operations	$3.04	5.74	0.99	4.05

Less distributions from:
Net investment income	$—	0.17	0.15	0.05
Net realized gain on investments	$—	0.90	—	—
Total distributions	$—	1.07	0.15	0.05
Net asset value, end of period	$23.45	20.41	15.74	14.90

Total Return(2)%	14.89	38.08	6.67	37.19

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$18,531	8,870	2,420	211

Ratios to average net assets:
Net expenses after expense waiver(3)%	0.65	0.65	0.67	0.69
Gross expenses before expense waiver(3)%	0.65	0.65	0.67	0.69
Net investment income after expense waiver (3)%	0.52	1.17	1.77	2.33
Portfolio turnover rate %	118	334	176	117

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005	2004		2003	2002		2001

Per Share Operating Performance:
Net asset value, beginning of period	$20.35	15.71	14.89		9.81	9.79		11.14

Income (loss) from investment operations:
Net investment income	$0.03	0.13	0.20	*	0.16	0.16	*	0.19
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$2.98	5.55	0.75		4.96	(0.08)		(1.54)
Total from investment operations	$3.01	5.68	0.95		5.12	0.08		(1.35)

Less distributions from:
Net investment income	$—	0.14	0.13		0.04	0.06		—
Net realized gain on investments	$—	0.90	—		—	—		—
Total distributions	$—	1.04	0.13		0.04	0.06		—
Net asset value, end of period	$23.36	20.35	15.71		14.89	9.81		9.79

Total Return(2)%	14.79	37.73	6.42		52.22	0.80		(12.12)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$496,087	379,936	190,176		144,294	69,313		33,787

Ratios to average net assets:
Net expenses after expense waiver(3)%	0.90	0.90	0.91		0.94	0.94		0.95
Gross expenses before expense waiver(3)%	0.90	0.90	0.91		0.94	0.94		0.95
Net investment income after expense waiver(3)%	0.28	1.01	1.69		2.52	1.50		1.68
Portfolio turnover rate %	118	334	176		117	187		240

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

*  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING GLOBAL RESOURCES PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended				September 9,
	Ended	December 31,				2002(1) to
	June 30,					December 31,
	2006	2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$20.28	15.68	14.90		9.82	9.95

Income (loss) from investment operations:
Net investment income	$0.02	0.09	0.20	*	0.12	0.03 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$2.95	5.55	0.72		5.00	(0.12)
Total from investment operations	$2.97	5.64	0.92		5.12	(0.09)

Less distributions from:
Net investment income	$—	0.14	0.14		0.04	0.04
Net realized gain on investments	$—	0.90	—		—	—
Total distributions	$—	1.04	0.14		0.04	0.04
Net asset value, end of period	$23.25	20.28	15.68		14.90	9.82

Total Return(2)%	14.64	37.54	6.23		52.12	(0.87)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$29,795	22,548	10,141		3,075	107

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.05	1.05	1.07		1.09	1.10
Gross expenses before expense waiver(3)%	1.15	1.15	1.07		1.09	1.10
Net investment income after expense waiver(3)%	0.13	0.85	1.40		1.89	0.94
Portfolio turnover rate %	118	334	176		117	187

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING INTERNATIONAL PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I	Class S

	April 28,	Six Months					December 17,
	2006(1) to	Ended	Year Ended December 31,				2001(1) to
	June 30,	June 30,					December 31,
	2006	2006	2005	2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$12.02	10.46	10.27	8.88	6.89	8.29	8.26

Income (loss) from investment operations:
Net investment income (loss)	$0.07 *	0.10 *	0.14	0.12	0.09	0.06 *	(0.00)**
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.99)	0.54	0.82	1.36	1.92	(1.40)	0.03
Total from investment operations	$(0.92)	0.64	0.96	1.48	2.01	(1.34)	0.03

Less distributions from:
Net investment income	$—	—	0.25	0.09	0.02	0.04	—
Net realized gain on investments	$—	—	0.52	—	—	0.02	—
Total distributions	$—	—	0.77	0.09	0.02	0.06	—
Net asset value, end of period	$11.10	11.10	10.46	10.27	8.88	6.89	8.29

Total Return(2)%	(7.65)	6.12	10.50	16.71	29.17	(16.15)	0.36

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	168,392	179,170	201,115	184,662	139,789	171,577

Ratios to average net assets:
Expenses(3)%	1.01	1.26	1.26	1.26	1.26	1.26	1.25
Net investment income (loss)(3)%	3.46	1.72	1.29	1.19	1.19	0.69	(0.15)
Portfolio turnover rate %	97	97	123	87	116	115	99

	Class S2

	Six Months	Year Ended			September 9,
	Ended	December 31,			2002(1) to
	June 30,				December 31,
	2006	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.42	10.25	8.89	6.90	7.10

Income (loss) from investment operations:
Net investment income (loss)	$0.09 *	0.11	0.07	0.05	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.54	0.83	1.39	1.96	(0.14)
Total from investment operations	$0.63	0.94	1.46	2.01	(0.15)

Less distributions from:
Net investment income	$—	0.25	0.10	0.02	0.03
Net realized gain on investment	$—	0.52	—	—	0.02
Total distributions	$—	0.77	0.10	0.02	0.05
Net asset value, end of period	$11.05	10.42	10.25	8.89	6.90

Total Return(2)%	6.05	10.30	16.47	29.07	(2.11)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,002	10,096	9,103	4,990	264

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.41	1.41	1.41	1.41	1.41
Gross expenses prior to expense waiver(3)%	1.51	1.51	1.41	1.41	1.41
Net investment income (loss) after expense waiver(3)(4)%	1.58	1.11	0.94	0.71	(0.27)
Portfolio turnover rate %	97	123	87	116	115

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING JANUS CONTRARIAN PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I	Class S

	April 28,	Six Months
	2006(1) to	Ended	Year Ended December 31,
	June 30,	June 30,
	2006	2006	2005		2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$13.88	12.72	11.01		9.40	6.25	8.44	8.91

Income (loss) from investment operations:
Net investment income (loss)	$0.05 *	0.04 *	0.04	*	0.01	(0.03)	(0.03)*	0.00 **
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.64)	0.53	1.68		1.60	3.18	(2.16)	(0.45)
Total from investment operations	$(0.59)	0.57	1.72		1.61	3.15	(2.19)	(0.45)

Less distributions from:
Net investment income	$—	—	0.01		—	—	—	0.02
Total distributions	$—	—	0.01		—	—	—	0.02
Net asset value, end of period	$13.29	13.29	12.72		11.01	9.40	6.25	8.44

Total Return(1)%	(4.25)	4.48	15.61		17.13	50.40	(25.95)	(5.03)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	111,255	81,925		65,770	53,873	21,815	26,151

Ratios to average net assets:
Net expenses after brokerage commission recapture(2)%	0.78	1.03	1.05		1.05	1.08	1.07	1.11
Gross expenses prior to brokerage commission recapture(2)%	0.78	1.03	1.05		1.06	1.11	1.11	1.11
Net investment income (loss) after brokerage commission recapture(2)%	2.32	0.60	0.34		0.14	(0.50)	(0.42)	0.25
Portfolio turnover rate %	22	22	47		33	43	54	95

	Class S2

	Six Months	Year Ended				September 9,
	Ended	December 31,				2002(3) to
	June 30,					December 31,
	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.66	10.98		9.39	6.25	6.42

Income (loss) from investment operations:
Net investment income (loss)	$0.03 *	0.02	*	(0.02)	(0.04)	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.53	1.67		1.61	3.18	(0.16)
Total from investment operations	$0.56	1.69		1.59	3.14	(0.17)

Less distributions from:
Net investment income	$—	0.01		—	—	—
Total distributions	$—	0.01		—	—	—
Net asset value, end of period	$13.22	12.66		10.98	9.39	6.25

Total Return(1)%	4.42	15.39		16.93	50.24	(2.65)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,102	3,756		2,178	802	65

Ratios to average net assets:
Net expenses after brokerage commission recapture and after expense waiver(2)(4)%	1.18	1.20		1.20	1.23	1.25
Net expenses after expense waiver and prior to brokerage commission recapture(2)(4)%	1.18	1.20		1.21	1.26	1.26
Gross expenses prior to brokerage commission recapture and prior to expense waiver(2)%	1.28	1.30		1.21	1.26	1.26
Net investment income (loss) after expense waiver and brokerage commission recapture(2)(4)%	0.46	0.22		(0.07)	(0.76)	(0.74)
Portfolio turnover rate %	22	47		33	43	54

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Commencement of operations.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I		Class S

	March 23,	Six Months	December 2,	Six Months
	2006(1) to	Ended	2005(1) to	Ended	Year Ended December 31,
	June 30,	June 30,	December 31,	June 30,
	2006	2006	2005	2006	2005(2)		2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$15.99	14.67	14.28	14.67	10.89		9.28	6.34	7.10	7.59

Income (loss) from investment operations:
Net investment income	$0.08 *	0.12 *	0.03 *	0.09	0.11	*	0.05	0.06	0.02 *	0.09
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.34)	1.05	0.36	1.04	3.68		1.60	2.90	(0.78)	(0.49)
Total from investment operations	$(0.26)	1.17	0.39	1.15	3.79		1.65	2.96	(0.76)	(0.40)

Less distributions from:
Net investment income	$—	—	—	—	0.01		0.04	0.02	—	0.08
Net realized gain on investments	$—	—	—	—	—		—	—	—	0.01
Total distributions	$—	—	—	—	0.01		0.04	0.02	—	0.09
Net asset value, end of period	$15.73	15.84	14.67	15.82	14.67		10.89	9.28	6.34	7.10

Total Return(3)%	(1.63)	7.98	2.73	7.84	34.82		17.76	46.62	(10.70)	(5.25)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16	125,559	33,756	408,555	366,350		156,615	113,494	62,732	74,797

Ratios to average net assets:
Net expenses after expense waiver(4)(5)%	1.85	1.25	1.30	1.50	1.50		1.54	1.77	1.76	1.76
Gross expenses prior to expense waiver(4)%	2.00	1.25	1.30	1.50	1.50		1.54	1.77	1.76	1.76
Net investment income after expense waiver(4)(5)%	1.90	1.56	2.38	1.29	0.90		0.62	1.06	0.25	1.27
Portfolio turnover rate %	3	3	85	3	85		166	95	166	180

	Class S2

	Six Months						September 9,
	Ended	Year Ended December 31,					2002(1) to
	June 30,						December 31,
	2006	2005(1)		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$14.58	10.85		9.26	6.34		6.48

Income (loss) from investment operations:
Net investment income (loss)	$0.09 *	0.09	*	0.02	0.05	*	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$1.05	3.65		1.62	2.88		(0.13)
Total from investment operations	$1.14	3.74		1.64	2.93		(0.14)

Less distributions from:
Net investment income	$—	0.01		0.05	0.01		—
Total distributions	$—	0.01		0.05	0.01		—
Net asset value, end of period	$15.72	14.58		10.85	9.26		6.34

Total Return(3)%	7.82	34.51		17.68	46.25		(2.16)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$26,979	19,785		7,223	1,955		89

Ratios to average net assets:
Net expenses after expense waiver(4)(6)%	1.65	1.65		1.69	1.92		1.91
Gross expenses prior to expense waiver(4)%	1.75	1.75		1.69	1.92		1.91
Net investment income (loss) after expense waiver (4)(6)%	1.14	0.74		0.40	0.91		(0.77)
Portfolio turnover rate %	3	85		166	95		166

(1) Commencement of operations.

(2) Since April 29, 2005, J.P. Morgan Investment Management Inc. has served as Portfolio Manager for the ING JPMorgan Emerging Markets Equity Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4) Annualized for periods less than one year

(5) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(6) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months		August 12,
	Ended	Year Ended	2004(1) to
	June 30,	December 31,	December 31,
	2006	2005	2004

Per Share Operating Performance
Net asset value, beginning of period	$12.44	13.34	10.76

Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.03)*	(0.02)
Net realized and unrealized gain on investments and futures	$0.93	0.44	2.61
Total from investment operations	$0.92	0.41	2.59

Less distributions from:
Net realized gains on investments	$—	1.31	0.01
Total distributions	$—	1.31	0.01
Net asset value, end of period	$13.36	12.44	13.34

Total Return(2)%	7.40	3.37	24.11

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$951	746	260

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.45	1.48	1.49
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.45	1.49	1.49
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.63	1.64	1.49
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.20)	(0.21)	(0.38)
Portfolio turnover rate %	30	57	147

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class I			Class S

	Six Months		May 6,	Six Months					May 1,
	Ended	Year Ended	2004(1) to	Ended	Year Ended December 31,				2002(1) to
	June 30,	December 31,	December 31,	June 30,					December 31,
	2006	2005	2004	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.57	13.39	11.15	12.51	13.37		10.63	7.92	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.02	0.05 *	0.01	0.01	0.02	*	(0.02)	(0.03)	(0.03)*
Net realized and unrealized gain (loss) on investments and futures	$0.95	0.44	2.24	0.94	0.43		2.77	2.74	(2.05)
Total from investment operations	$0.97	0.49	2.25	0.95	0.45		2.75	2.71	(2.08)

Less distributions from:
Net realized gains on investments	$—	1.31	0.01	—	1.31		0.01	—	—
Total distributions	$—	1.31	0.01	—	1.31		0.01	—	—
Net asset value, end of period	$13.54	12.57	13.39	13.46	12.51		13.37	10.63	7.92

Total Return (2)%	7.72	4.00	20.21	7.59	3.69		25.91	34.22	(20.80)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$135,079	94,448	41,807	214,550	180,454		158,732	65,648	13,458

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture (3)%	0.85	0.88	0.89	1.10	1.13		1.15	1.14	1.13
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.85	0.89	0.89	1.10	1.14		1.15	1.15	1.15
Gross expenses prior to expense waiver and brokerage commission recapture (3)%	0.88	0.89	0.89	1.13	1.14		1.15	1.15	1.15
Net investment income (loss) after expense waiver and brokerage commission recapture(3)%	0.41	0.39	0.12	0.15	0.14		(0.30)	(0.56)	(0.48)
Portfolio turnover rate %	30	57	147	30	57		147	35	15

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months						September 9,
	Ended	Year Ended December 31,					2002(1) to
	June 30,						December 31,
	2006	2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.44	13.32		10.60	7.92		8.23

Income (loss) from investment operations:
Net investment loss	$(0.00)**	(0.00	)*	(0.03)	(0.06	)*	(0.01)*
Net realized and unrealized gain (loss) on investments and futures	$0.93	0.43		2.76	2.74		(0.30)
Total from investment operations	$0.93	0.43		2.73	2.68		(0.31)

Less distributions from:
Net realized gains on investments	$—	1.31		0.01	—		—
Total distributions	$—	1.31		0.01	—		—
Net asset value, end of period	$13.37	12.44		13.32	10.60		7.92

Total Return(2)%	7.48	3.55		25.79	33.84		(3.77)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$50,395	45,413		32,605	11,044		521

Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)(4)%	1.25	1.28		1.30	1.29		1.29
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.25	1.29		1.30	1.30		1.31
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.38	1.39		1.30	1.30		1.31
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	0.00 **	(0.01)		(0.42)	(0.70)		(0.55)
Portfolio turnover rate %	30	57		147	35		15

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005 or $(0.005).

See Accompanying Notes to Financial Statements

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I		Class S		Class S2

	May 30	Six Months	May 4,	Six Months	April 29,	Six Months	May 4,
	2006(1) to	Ended	2005(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2005	2006	2005	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.02	10.76	10.17	10.74	10.00	10.73	10.17

Income from investment operations:
Net investment income	$0.01 *	0.12 *	0.14 *	0.10 *	0.11 *	0.09 *	0.10 *
Net realized and unrealized gain on investments	$0.20	0.40	0.45	0.40	0.63	0.41	0.46
Total from investment operations	$0.21	0.52	0.59	0.50	0.74	0.50	0.56
Net asset value, end of period	$11.23	11.28	10.76	11.24	10.74	11.23	10.73

Total Return(2)%	1.91	4.83	5.80	4.66	7.40	4.66	5.51

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7	215,755	109,779	50,326	169,410	1,189	1,175

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.13	0.53	0.53	0.78	0.78	0.93	0.93
Gross expenses prior to expense waiver(3)%	1.30	0.55	0.53	0.80	0.78	1.06	1.03
Net investment income after expense waiver(3)(4)%	1.14	2.09	1.97	1.74	1.53	1.66	1.45
Portfolio turnover rate %	48	48	48	48	48	48	48

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% and 0.10% of the distribution fees for Class ADV and Class S2 shares, respectively, of the Portfolio. The expense waivers will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING JULIUS BAER FOREIGN PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I			Class S

	April 28,	Six Months		December 6,	Six Months	Year Ended				May 1,
	2006(1) to	Ended	Year Ended	2004(1) to	Ended	December 31,				2002(1) to
	June 30,	June 30,	December 31,	December 31,	June 30,					December 31,
	2006	2006	2005	2004	2006	2005		2004	2003(2)	2002

Per Share Operating Performance:
Net asset value, beginning of period	$15.39	13.07	12.21	11.89	13.06	12.22		10.42	8.28	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.14 *	0.38 *	0.05 *	(0.00)**	0.12 *	0.10	*	0.05	0.04	0.04 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(1.17)	0.98	1.85	0.41	1.21	1.77		1.83	2.52	(1.74)
Total from investment operations	$(1.03)	1.36	1.90	0.41	1.33	1.87		1.88	2.56	(1.70)

Less distributions from:
Net investment income	$—	—	0.02	0.02	—	0.01		0.01	0.07	0.02
Net realized gain on investments	$—	—	1.02	0.07	—	1.02		0.07	0.35	—
Total distributions	$—	—	1.04	0.09	—	1.03		0.08	0.42	0.02
Net asset value, end of period	$14.36	14.43	13.07	12.21	14.39	13.06		12.22	10.42	8.28

Total Return(3)%	(6.69)	10.41	15.60	3.47	10.18	15.35		18.03	31.06	(16.97)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	593,478	10,787	2,993	514,151	811,202		379,495	37,205	9,147

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture (4)(5)%	1.49	0.89	0.92	0.96	1.14	1.17		1.21	1.25	1.25
Net expenses after expense waiver and prior to brokerage commission recapture(4)(5)%	1.49	0.89	0.92	0.96	1.14	1.17		1.21	1.25	1.25
Gross expenses prior to expense waiver and brokerage commission recapture(4)%	1.64	0.89	0.92	0.96	1.14	1.17		1.21	1.25	1.25
Net investment income (loss) after expense waiver and brokerage commission recapture(4)(5)%	5.47	5.41	0.68	(0.56)	1.72	0.76		0.39	0.69	0.57
Portfolio turnover rate %	44	44	92	104	44	92		104	183	23

	Class S2

	Six Months	Year Ended					September 9,
	Ended	December 31,					2002(1) to
	June 30,						December 31,
	2006	2005		2004		2003(2)	2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.04	12.22		10.43		8.30	8.56

Income (loss) from investment operations:
Net investment income (loss)	$0.16	0.08	*	0.05		0.03	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$1.17	1.76		1.81		2.51	(0.24)
Total from investment operations	$1.33	1.84		1.86		2.54	(0.25)

Less distributions from:
Net investment income	$—	0.00	**	0.00	**	0.06	0.01
Net realized gain on investments	$—	1.02		0.07		0.35	—
Total distributions	$—	1.02		0.07		0.41	0.01
Net asset value, end of period	$14.37	13.04		12.22		10.43	8.30

Total Return(3)%	10.20	15.13		17.86		30.79	(2.92)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$65,918	40,914		20,429		2,555	174

Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(4)(5)%	1.29	1.32		1.36		1.40	1.41
Net expenses after expense waiver and prior to brokerage commission recapture(4)(5)%	1.29	1.32		1.36		1.40	1.41
Gross expenses prior to expense waiver and brokerage commission recapture(4)%	1.39	1.42		1.36		1.40	1.41
Net investment income (loss) after expense waiver and brokerage commission recapture(4)(5)%	2.19	0.62		0.22		0.33	(0.32)
Portfolio turnover rate %	44	92		104		183	23

(1) Commencement of operations.

(2) Since September 2, 2003, Julius Baer Investment Management has served as the Portfolio Manager for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) Directed Services, Inc. has contractually agreed to waive 0.15% and 0.10% of the distribution fees for Class ADV and Class S2 shares, respectively, of the Portfolio. The expense waivers will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING LEGG MASON PARTNERS ALL CAP PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I	Class S

	April 28,	April 28,	Six Months
	2006(1) to	2006(1) to	Ended	Year Ended December 31,
	June 30,	June 30,	June 30,
	2006	2006	2006	2005		2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of year	$14.33	14.40	13.30	12.79		11.88	8.56	11.53	11.45

Income (loss) from investment operations:
Net investment income	$0.03 *	0.04 *	0.07 *	0.09	*	0.05	0.03	0.03 *	0.09
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.53)	(0.52)	0.54	0.48		0.88	3.30	(2.98)	0.12
Total from investment operations	$(0.50)	(0.48)	0.61	0.57		0.93	3.33	(2.95)	0.21

Less distributions from:
Net investment income	$—	—	—	0.06		0.02	0.01	0.02	0.09
Net realized gain on investments	$—	—	—	—		—	—	—	0.04
Total distributions	$—	—	—	0.06		0.02	0.01	0.02	0.13
Net asset value, end of year	$13.83	13.92	13.91	13.30		12.79	11.88	8.56	11.53

Total Return(2)%	(3.49)	(3.33)	4.59	4.52		7.85	38.85	(25.57)	1.91

Ratios and Supplemental Data:
Net assets, end of year (000’s)	$1	1	360,940	376,242		515,344	429,843	252,792	307,030

Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)(4)%	1.34	0.74	0.99	0.98		0.97	0.98	1.01	1.01
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.34	0.74	0.99	0.98		0.97	0.98	1.01	1.01
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.49	0.74	0.99	1.00		1.00	1.00	1.01	1.01
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	1.50	1.71	1.00	0.68		0.44	0.30	0.32	1.15
Portfolio turnover rate %	13	13	13	37		32	21	139	75

	Class S2

	Six Months	Year Ended				September 9,
	Ended	December 31,				2002(1) to
	June 30,					December 31,
	2006	2005	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.25	12.76	11.89	8.57		8.87

Income (loss) from investment operations:
Net investment income	$0.05	0.06	0.03	0.01		0.02
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.54	0.50	0.88	3.31		(0.31)
Total from investment operations	$0.59	0.56	0.91	3.32		(0.29)

Less distributions from:
Net investment income	$—	0.07	0.04	0.00	**	0.01
Total distributions	$—	0.07	0.04	0.00	**	0.01
Net asset value, end of period	$13.84	13.25	12.76	11.89		8.57

Total Return(2)%	4.45	4.45	7.62	38.75		(3.28)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$23,840	21,053	14,727	6,134		186

Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)(4)%	1.14	1.13	1.13	1.13		1.16
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.14	1.15	1.15	1.15		1.16
Gross expenses prior to expense waiver and prior to brokerage commission recapture(3)%	1.24	1.25	1.15	1.15		1.16
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	0.86	0.55	0.36	0.12		0.65
Portfolio turnover rate %	13	37	32	21		139

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% and 0.10% of the distribution fees for Class ADV and Class S2 shares, respectively, of the Portfolio. The expense waivers will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING LEGG MASON VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	April 11,
	Ended	2005(1) to
	June 30,	December 31,
	2006	2005

Per Share Operating Performance
Net asset value, beginning of period	$10.59	9.55

Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.06)**
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.51)	1.12
Total from investment operations	$(0.53)	1.06

Less distributions from:
Net realized gains on investments	$—	0.02
Total distributions	$—	0.02
Net asset value, end of period	$10.06	10.59

Total Return(2)%	(5.00)	11.11

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,256	2,653

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture (3)(4)%	1.38	1.39
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.38	1.39
Gross expenses prior to expense waiver and brokerage commission recapture (3)%	1.53	1.54
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.53)	(0.60)
Portfolio turnover rate %	4	11

	Class I			Class S

	Six Months		May 6,	Six Months
	Ended	Year Ended	2004(1) to	Ended	Year Ended December 31,
	June 30,	December 31,	December 31,	June 30,
	2006	2005	2004	2006	2005		2004	2003		2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.63	10.03	8.86	10.61	10.03		8.82	7.20		8.97	9.97

Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	0.01 **	0.00 *	(0.01)	(0.02	)**	(0.01)	0.02		0.04 **	0.02
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.50)	0.61	1.20	(0.50)	0.62		1.23	1.60		(1.78)	(0.97)
Total from investment operations	$(0.50)	0.62	1.20	(0.51)	0.60		1.22	1.62		(1.74)	(0.95)

Less distributions from:
Net investment income	$—	—	0.03	—	—		0.01	0.00	*	0.03	0.05
Net realized gains on investments	$—	0.02	—	—	0.02		—	—		—	—
Total distributions	$—	0.02	0.03	—	0.02		0.01	0.00	*	0.03	0.05
Net asset value, end of period	$10.13	10.63	10.03	10.10	10.61		10.03	8.82		7.20	8.97

Total Return(2)%	(4.70)	6.19	13.52	(4.81)	5.99		13.87	22.53		(19.41)	(9.51)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$254,186	44,965	3,713	416,750	546,328		324,740	223,701		130,480	93,222

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)%	0.78	0.79	0.81	1.02	1.04		1.06	1.09		1.08	1.11
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.79	0.79	0.81	1.03	1.04		1.06	1.10		1.11	1.11
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.79	0.79	0.81	1.03	1.04		1.06	1.10		1.11	1.11
Net investment income (loss) after expense waiver and brokerage commission recapture(3)%	0.19	0.07	0.13	(0.21)	(0.20)		(0.07)	0.32		0.49	0.93
Portfolio turnover rate %	4	11	95	4	11		95	38		50	42

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Amount is less than $0.01.

** Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING LEGG MASON VALUE PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months					September 9,
	Ended	Year Ended December 31,				2002(1) to
	June 30,					December 31,
	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.58	10.02		8.83	7.22	7.36

Income (loss) from investment operations:
Net investment income (loss)	$(0.02)	(0.03	)*	(0.02)	0.01	0.01 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.50)	0.61		1.23	1.60	(0.13)
Total from investment operations	$(0.52)	0.58		1.21	1.61	(0.12)

Less distributions from:
Net investment income	$—	—		0.02	—	0.02
Net realized gain on investments	$—	0.02		—	—	—
Total distributions	$—	0.02		0.02	—	0.02
Net asset value, end of period	$10.06	10.58		10.02	8.83	7.22

Total Return(2)%	(4.91)	5.80		13.66	22.30	(1.65)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$27,525	27,154		13,927	7,175	597

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.18	1.19		1.21	1.24	1.21
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.18	1.19		1.21	1.25	1.26
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.28	1.29		1.21	1.25	1.26
Net investment income (loss) after expense waiver and brokerage commission recapture(3)(4)%	(0.34)	(0.35)		(0.23)	0.16	0.49
Portfolio turnover rate %	4	11		95	38	50

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING LIMITED MATURITY BOND PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I

	April 28,	Six Months	April 29
	2006(1) to	Ended	2005(1) to
	June 30,	June 30,	December 31,
	2006	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.80	10.70	11.14

Income (loss) from investment operations:
Net investment income	$0.07 *	0.24 *	0.28 *
Net realized and unrealized loss on investments and futures	$(0.05)	(0.12)	(0.12)
Total from investment operations	$0.02	0.12	0.16

Less distributions from:
Net investment income	$—	—	0.57
Net realized gain on investments	$—	—	0.03
Total distributions	$—	—	0.60
Net asset value, end of period	$10.82	10.82	10.70

Total Return(2)%	0.19	1.12	1.44

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	11,479	3,265

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	0.88	0.28	0.29
Gross expenses prior to expense waiver(3)%	1.03	0.28	0.29
Net investment income after expense waiver(3)(4)%	3.59	4.43	3.96
Portfolio turnover rate %	179	179	219

	Class S								Class S2

	Six Months								April 28,
	Ended	Year Ended December 31,							2006(1) to
	June 30,								June 30,
	2006	2005		2004		2003	2002	2001	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.72	11.10		11.65		11.44	11.02	10.53	10.80

Income (loss) from investment operations:
Net investment income	$0.22 *	0.37	*	0.65	*	0.43	0.46 *	0.41	0.08 *
Net realized and unrealized gain (loss) on investments and futures	$(0.11)	(0.19)		(0.49)		(0.10)	0.34	0.52	(0.05)
Total from investment operations	$0.11	0.18		0.16		0.33	0.80	0.93	0.03

Less distributions from:
Net investment income	$—	0.53		0.61		(0.09)	(0.33)	(0.44)	—
Net realized gain on investments	$—	0.03		0.10		(0.03)	(0.05)	—	—
Total distributions	$—	0.56		0.71		(0.12)	(0.38)	(0.44)	—
Net asset value, end of period	$10.83	10.72		11.10		11.65	11.44	11.02	10.83

Total Return(2)%	1.03	1.63		1.38		2.84	7.24	8.84	0.28

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$319,603	300,275		393,161		572,056	611,262	462,492	1

Ratios to average net assets:
Net expenses after expense waiver (3)%	0.53	0.54		0.53		0.53	0.53	0.54	0.68
Gross expenses prior to expense waiver(3)%	0.53	0.54		0.53		0.53	0.53	0.54	0.78
Net investment income after expense waiver(3)%	4.13	3.44		3.35		3.26	4.03	4.98	4.18
Portfolio turnover rate %	179	219		197		91	169	117	179

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% and 0.10% of the distribution fees for Class ADV and S2 shares, respectively, of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING LIQUID ASSETS PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I			Class S

	Six Months		May 7,	Six Months
	Ended	Year Ended	2004(1) to	Ended	Year Ended December 31,
	June 30,	December 31,	December 31,	June 30,
	2006	2005	2004	2006	2005		2004		2003		2002		2001

Per Share Operating Performance:
Net asset value, beginning of period	$1.00	1.00	1.00	1.00	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income	$0.020	0.030	0.009	0.020	0.028		0.009		0.007		0.014	**	0.038
Net realized and unrealized gain (loss) on investments	$—	(0.000)*	(0.000)*	(0.000)*	(0.000	)*	(0.000	)*	(0.000	)*	—		—
Total from investment operations	$0.020	0.030	0.009	0.020	0.028		0.009		0.007		0.014		0.038

Less distributions from:
Net investment income	$0.020	0.030	0.009	0.020	0.028		0.009		0.007		0.014		0.038
Total distributions	$0.020	0.030	0.009	0.020	0.028		0.009		0.007		0.014		0.038
Net asset value, end of period	$1.00	1.00	1.00	1.00	1.00		1.00		1.00		1.00		1.00

Total Return (2)%	2.26	3.04	0.86	2.13	2.78		0.92		0.75		1.43		3.85

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$210,730	134,152	125,543	880,811	676,630		675,387		772,725		1,091,743		1,126,626

Ratios to average net assets:
Expenses(3)%	0.29	0.29	0.29	0.54	0.54		0.54		0.53		0.53		0.54
Net investment income(3)%	4.57	3.00	1.43	4.29	2.75		0.91		0.75		1.42		3.63

	Class S2

	Six Months							September 9,
	Ended	Year Ended December 31,						2002(1)to
	June 30,							December 31,
	2006	2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$1.00	1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income	$0.020	0.026		0.008		0.006		0.003 **
Net realized and unrealized gain (loss) on investments	$(0.000)*	(0.000	)*	(0.000	)*	(0.000	)*	—
Total from investment operations	$0.020	0.026		0.008		0.006		0.003

Less distributions from:
Net investment income	$0.020	0.026		0.008		0.006		0.003
Total distributions	$0.020	0.026		0.008		0.006		0.003
Net asset value, end of period	$1.00	1.00		1.00		1.00		1.00

Total Return(2)%	2.06	2.63		0.77		0.60		0.35

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$17,142	12,828		10,124		5,235		1,810

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	0.69	0.69		0.69		0.68		0.67
Gross expenses prior to expense waiver(3)%	0.79	0.79		0.69		0.68		0.67
Net investment income after expense waiver(3)(4)%	4.15	2.61		0.84		0.55		1.09

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

 * Amount is less than $0.0001.

** Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	Year Ended			August 1,
	Ended	December 31,			2003(1) to
	June 30,				December 31,
	2006	2005		2004	2003

Per Share Operating Performance
Net asset value, beginning of period	$15.70	14.47		12.90	12.92

Income (loss) from investment operations:
Net investment income (loss)	$(0.03)	(0.06	)*	(0.02)	0.00 **
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.30)	1.29		1.59	(0.02)
Total from investment operations	$(0.33)	1.23		1.57	(0.02)
Net asset value, end of period	$15.37	15.70		14.47	12.90

Total Return(2)%	(2.10)	8.50		12.17	(0.15)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$9,205	6,456		1,784	35

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.37	1.34		1.35	0.97
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.37	1.36		1.38	0.99
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.52	1.51		1.38	0.99
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.41)	(0.41)		(0.28)	(0.93)
Portfolio turnover rate %	31	72		72	82

	Class I

	Six Months	Year Ended			May 2,
	Ended	December 31,			2003(1) to
	June 30,				December 31,
	2006	2005		2004	2004

Per Share Operating Performance:
Net asset value, beginning of period	$15.90	14.57		12.91	10.27

Income (loss) from investment operations:
Net investment income	$0.01	0.03	*	0.04	0.00 **
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.30)	1.30		1.62	2.64
Total from investment operations	$(0.29)	1.33		1.66	2.64
Net asset value, end of period	$15.61	15.90		14.57	12.91

Total Return(2)%	(1.82)	9.13		12.86	25.71

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,103	10,944		3,285	1,926

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)%	0.77	0.74		0.75	0.77
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.77	0.76		0.78	0.79
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.77	0.76		0.78	0.79
Net investment income after expense waiver and brokerage commission recapture(3)%	0.20	0.18		0.30	0.01
Portfolio turnover rate %	31	72		72	82

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING MARSICO GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004	2003	2002(1)	2001

Per Share Operating Performance:
Net asset value, beginning of period	$15.80	14.51		12.90	9.72	13.80	19.78

Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	0.00	**	0.01	(0.02)	(0.02)*	0.00 **
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.29)	1.29		1.60	3.20	(4.06)	(5.98)
Total from investment operations	$(0.30)	1.29		1.61	3.18	(4.08)	(5.98)
Net asset value, end of period	$15.50	15.80		14.51	12.90	9.72	13.80

Total Return(2)%	(1.90)	8.89		12.48	32.72	(29.57)	(30.23)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$817,796	886,962		882,416	845,269	616,225	1,101,625

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)%	1.02	0.99		1.00	1.02	0.97	1.01
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	1.02	1.01		1.03	1.04	1.04	1.01
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.02	1.01		1.03	1.04	1.04	1.01
Net investment income (loss) after expense waiver and brokerage commission recapture(3)%	(0.06)	(0.02)		0.04	(0.17)	(0.15)	0.01
Portfolio turnover rate %	31	72		72	82	186	88

	Class S2

	Six Months					September 9,
	Ended	Year Ended December 31,				2002(3) to
	June 30,					December 31,
	2006	2005		2004	2003	2002(1)

Per Share Operating Performance:
Net asset value, beginning of period	$15.73	14.47		12.88	9.71	9.81

Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.03	)*	(0.01)	(0.04)	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.30)	1.29		1.60	3.21	(0.09)
Total from investment operations	$(0.32)	1.26		1.59	3.17	(0.10)
Net asset value, end of period	$15.41	15.73		14.47	12.88	9.71

Total Return(2)%	(2.03)	8.71		12.34	32.65	(1.02)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$24,046	22,551		15,096	8,268	102

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(4)(5)%	1.17	1.14		1.15	1.17	1.05
Net expenses after expense waiver and prior to brokerage commission recapture(4)(5)%	1.17	1.16		1.15	1.17	1.05
Gross expenses prior to expense waiver and brokerage commission recapture(4)%	1.27	1.26		1.18	1.19	1.21
Net investment income (loss) after expense waiver and brokerage commission recapture(4)(5)%	(0.20)	(0.19)		(0.10)	(0.39)	(0.43)
Portfolio turnover rate %	31	72		72	82	186

(1) Since December 14, 2002, Marsico Capital Management, LLC has served as Portfolio Manager for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Portfolio Manager.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Commencement of operations.

(4) Annualized for periods less than one year.

(5) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I		Class S

	January 20,	Six Months	April 29,	Six Months	May 2,
	2006(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2005	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$12.77	12.38	10.00	12.36	10.00

Income from investment operations:
Net investment income	$0.04	0.09 *	0.04 *	0.06	0.02 *
Net realized and unrealized gain on investments and foreign related transactions	$0.33	0.72	2.52	0.74	2.51
Total from investment operations	$0.37	0.81	2.56	0.80	2.53

Less distributions from:
Net investment income	$—	—	0.02	—	0.01
Net realized gain on investments	$—	—	0.16	—	0.16
Total distributions	$—	—	0.18	—	0.17
Net asset value, end of period	$13.14	13.19	12.38	13.16	12.36

Total Return(2)%	2.90	6.54	25.62	6.47	25.35

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,717	88,700	44,459	178,831	150,499

Ratios to average net assets:
Net expenses after expense waiver(3)(4)(5)%	1.28	0.68	0.68	0.93	0.93
Gross expenses prior to expense waiver(3)%	1.46	0.71	0.78	0.96	1.02
Net investment income after expense waiver(3)(4)(5)%	0.69	1.34	0.58	0.92	0.22
Portfolio turnover rate %	55	55	73	55	73

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(5) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MFS MID CAP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months	Year Ended		May 2,
	Ended	December 31,		2003(1) to
	June 30,			December 31,
	2006	2005	2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$12.07	11.68	10.13	7.79

Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.21)	0.40	1.58	2.36
Total from investment operations	$(0.22)	0.39	1.55	2.34
Net asset value, end of period	$11.85	12.07	11.68	10.13

Total Return(2)%	(1.82)	3.34	15.30	30.04

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7,084	9,187	4,953	3,396

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)%	0.61	0.60	0.62	0.61
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.63	0.63	0.64	0.65
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.64	0.64	0.64	0.65
Net investment loss after expense waiver and brokerage commission recapture(3)%	(0.09)	(0.11)	(0.32)	(0.18)
Portfolio turnover rate %	53	79	80	95

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005	2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$11.98	11.62	10.10	7.26	14.18	18.67

Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.04)	(0.07)	(0.03)	(0.05)*	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.21)	0.40	1.59	2.87	(6.87)	(4.31)
Total from investment operations	$(0.23)	0.36	1.52	2.84	(6.92)	(4.41)

Less distributions from:
Net realized gain on investments	$—	—	—	—	—	(0.08)
Total distributions	$—	—	—	—	—	(0.08)
Net asset value, end of year	$11.75	11.98	11.62	10.10	7.26	14.18

Total Return(2)%	(1.92)	3.10	15.05	39.12	(48.80)	(23.62)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$555,524	630,058	764,301	743,049	522,323	1,133,396

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)%	0.86	0.85	0.87	0.86	0.84	0.89
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.88	0.88	0.89	0.90	0.90	0.89
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.89	0.89	0.89	0.90	0.90	0.89
Net investment loss after expense waiver and brokerage commission recapture(3)%	(0.34)	(0.38)	(0.58)	(0.41)	(0.44)	(0.64)
Portfolio turnover rate %	53	79	80	95	163	94

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MFS MID CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended				September 9,
	Ended	December 31,				2002(1) to
	June 30,					December 31,
	2006	2005	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.93	11.59	10.09	7.26		7.36

Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.06)	(0.06)	(0.05	)*	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.21)	0.40	1.56	2.88		(0.09)
Total from investment operations	$(0.24)	0.34	1.50	2.83		(0.10)
Net asset value, end of period	$11.69	11.93	11.59	10.09		7.26

Total Return(2)%	(2.01)	2.93	14.87	38.98		(1.36)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,280	19,169	17,124	9,620		559

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.01	1.00	1.02	1.01		0.95
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.03	1.04	1.04	1.05		1.06
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.14	1.04	1.05		1.06
Net investment loss after expense waiver and brokerage commission recapture(3)(4)%	(0.48)	(0.53)	(0.71)	(0.59)		(0.30)
Portfolio turnover rate %	53	79	80	95		163

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	Year Ended				December 16,
	Ended	December 31,				2003(1) to
	June 30,					December 31,
	2006	2005		2004		2003

Per Share Operating Performance
Net asset value, beginning of period	$18.05	18.67		17.19		16.82

Income (loss) from investment operations:
Net investment income	$0.19 *	0.36	*	0.39	*	0.01
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.11	0.09		1.47		0.45
Total from investment operations	$0.30	0.45		1.86		0.46

Less distributions from:
Net investment income	$—	0.41		0.38		0.09
Net realized gain on investments	$—	0.66		—		—
Total distributions	$—	1.07		0.38		0.09
Net asset value, end of period	$18.35	18.05		18.67		17.19

Total Return(2)%	1.66	2.53		10.83		2.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,998	5,839		3,159		1

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.24	1.25		1.23		1.04
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.24	1.25		1.23		1.04
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39	1.40		1.24		1.05
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	2.13	1.98		2.08		1.85
Portfolio turnover rate %	23	51		66		57

	Class I

	Six Months	Year Ended				May 2,
	Ended	December 31,				2003(1) to
	June 30,					December 31,
	2006	2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$18.26	18.81		17.22		15.19

Income (loss) from investment operations:
Net investment income	$0.25 *	0.49	*	0.47	*	0.58
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.11	0.08		1.50		1.55
Total from investment operations	$0.36	0.57		1.97		2.13

Less distributions from:
Net investment income	$—	0.46		0.38		0.10
Net realized gain on investments	$—	0.66		—		—
Total distributions	$—	1.12		0.38		0.10
Net asset value, end of period	$18.62	18.26		18.81		17.22

Total Return(2)%	1.97	3.14		11.45		14.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$160,411	172,607		5,119		2,303

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)%	0.64	0.65		0.63		0.64
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.64	0.65		0.64		0.65
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.64	0.65		0.64		0.65
Net investment income after expense waiver and brokerage commission recapture(3)%	2.72	2.71		2.69		2.61
Portfolio turnover rate %	23	51		66		57

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MFS TOTAL RETURN PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004		2003		2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$18.23	18.78		17.21		14.81		15.98	17.00

Income (loss) from investment operations:
Net investment income	$0.23 *	0.43	*	0.41	*	0.37	*	0.44 *	0.44
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.11	0.10		1.50		2.11		(1.25)	(0.37)
Total from investment operations	$0.34	0.53		1.91		2.48		(0.81)	0.07

Less distributions from:
Net investment income	$—	0.42		0.34		0.08		0.34	0.46
Net realized gain on investments	$—	0.66		—		—		0.02	0.63
Total distributions	$—	1.08		0.34		0.08		0.36	1.09
Net asset value, end of period	$18.57	18.23		18.78		17.21		14.81	15.98

Total Return(1)%	1.87	2.90		11.12		16.75		(5.10)	0.49

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,377,144	1,465,066		1,483,814		1,326,168		1,026,503	1,002,724

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(2)%	0.89	0.89		0.88		0.89		0.89	0.89
Net expenses after expense waiver and prior to brokerage commission recapture(2)%	0.89	0.89		0.89		0.90		0.90	0.89
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	0.89	0.89		0.89		0.90		0.90	0.89
Net investment income after expense waiver and brokerage commission recapture(2)%	2.47	2.32		2.42		2.41		2.82	2.88
Portfolio turnover rate %	23	51		66		57		81	106

	Class S2

	Six Months							September 9,
	Ended	Year Ended December 31,						2002(3) to
	June 30,							December 31,
	2006	2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$18.12	18.71		17.18		14.82		14.97

Income from investment operations:
Net investment income	$0.21 *	0.40	*	0.39	*	0.36	*	0.12 *
Net realized and unrealized gain on investments and foreign currency related transactions	$0.12	0.08		1.50		2.07		0.07
Total from investment operations	$0.33	0.48		1.89		2.43		0.19

Less distributions from:
Net investment income	$—	0.41		0.36		0.07		0.32
Net realized gain on investments	$—	0.66		—		—		0.02
Total distributions	$—	1.07		0.36		0.07		0.34
Net asset value, end of period	$18.45	18.12		18.71		17.18		14.82

Total Return(1)%	1.82	2.68		11.02		16.40		1.22

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$49,907	49,367		36,969		18,035		966

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(2)(4)%	1.04	1.04		1.03		1.04		1.03
Net expenses after expense waiver and prior to brokerage commission recapture(2)(4)%	1.04	1.04		1.04		1.05		1.06
Gross expenses prior to expense waiver and brokerage commission recapture(2)%	1.14	1.14		1.04		1.05		1.06
Net investment income after expense waiver and brokerage commission recapture(2)(4)%	2.33	2.18		2.30		2.27		2.59
Portfolio turnover rate %	23	51		66		57		81

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Annualized for periods less than one year.

(3) Commencement of operations.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING MFS UTILITIES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I		Class S

	Six Months	April 29,	Six Months	May 2,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.22	10.00	11.20	10.07

Income from investment operations:
Net investment income	$0.16 *	0.13 *	0.14	0.10 *
Net realized and unrealized gain on investments and foreign currency related transactions	$0.80	1.41	0.81	1.34
Total from investment operations	$0.96	1.54	0.95	1.44

Less distributions from:
Net investment income	$—	0.09	—	0.08
Net realized gains on investments	$—	0.23	—	0.23
Total distributions	$—	0.32	—	0.31
Net asset value, end of period	$12.18	11.22	12.15	11.20

Total Return(2)%	8.56	15.35	8.48	14.25

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,307	5,599	184,474	168,701

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)%	0.80	0.80	1.05	1.05
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.81	0.80	1.06	1.05
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.82	0.82	1.07	1.07
Net investment income after expense waiver and brokerage commission recapture(3)%	2.75	1.73	2.56	1.31
Portfolio turnover rate %	56	152	56	152

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER MAIN STREET PORTFOLIO® (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I

	April 28,	Six Months	Year Ended			May 2,
	2006(1) to	Ended	December 31,			2003(1) to
	June 30,	June 30,				December 31,
	2006	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$18.45	17.44	16.65		14.87	12.45

Income (loss) from investment operations:
Net investment income	$0.02 *	0.10 *	0.21	*	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.61)	0.43	0.78		1.77	2.30
Total from investment operations	$(0.59)	0.53	0.99		1.95	2.47

Less distributions from:
Net investment income	$—	—	0.20		0.17	0.05
Total distributions	$—	—	0.20		0.17	0.05
Net asset value, end of period	$17.86	17.97	17.44		16.65	14.87

Total Return(2)%	(3.20)	3.04	6.02		13.15	19.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	4,252	2,530		136	103

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.24	0.64	0.64		0.61	0.59
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.24	0.64	0.64		0.63	0.59
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.39	0.64	0.64		0.64	0.65
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	0.61	1.17	1.26		1.17	1.04
Portfolio turnover rate %	38	38	80		175	130

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$17.44	16.65		14.87	11.96	16.00	20.95

Income (loss) from investment operations:
Net investment income	$0.08 *	0.17	*	0.16	0.11	0.07 *	0.03
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.43	0.78		1.75	2.83	(4.05)	(4.53)
Total from investment operations	$0.51	0.95		1.91	2.94	(3.98)	(4.50)

Less distributions from:
Net investment income	$—	0.16		0.13	0.03	0.06	0.02
Net realized gain on investments	$—	—		—	—	—	0.43
Total distributions	$—	0.16		0.13	0.03	0.06	0.45
Net asset value, end of period	$17.95	17.44		16.65	14.87	11.96	16.00

Total Return(2)%	2.92	5.73		12.88	24.57	(24.87)	(21.46)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$532,942	559,041		624,376	644,823	563,470	871,059

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)%	0.89	0.89		0.86	0.84	0.84	0.89
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.89	0.89		0.88	0.84	0.84	0.89
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.89	0.89		0.89	0.90	0.90	0.89
Net investment income after expense waiver and brokerage commission recapture(3)%	0.89	1.01		0.87	0.86	0.57	0.15
Portfolio turnover rate %	38	80		175	130	109	97

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER MAIN STREET PORTFOLIO® (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

	Class S2

	Six Months	Year Ended				September 9,
	Ended	December 31,				2002(1) to
	June 30,					December 31,
	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$17.38	16.62		14.88	11.98	12.20

Income (loss) from investment operations:
Net investment income	$0.05	0.14	*	0.10	0.08	0.03 *
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$0.45	0.78		1.79	2.84	(0.21)
Total from investment operations	$0.50	0.92		1.89	2.92	(0.18)

Less distributions from:
Net investment income	$—	0.16		0.15	0.02	0.04
Total distributions	$—	0.16		0.15	0.02	0.04
Net asset value, end of period	$17.88	17.38		16.62	14.88	11.98

Total Return(2)%	2.88	5.57		12.70	24.37	(1.45)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,742	4,351		2,847	1,950	336

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.04	1.04		1.01	0.99	0.96
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.04	1.04		1.03	0.99	0.96
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.14		1.04	1.05	1.06
Net investment income after expense waiver and brokerage commission recapture(3)(4)%	0.74	0.86		0.81	0.72	0.85
Portfolio turnover rate %	38	80		175	130	109

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I

	April 28,	April 28,
	2006(1) to	2006(1) to
	June 30,	June 30,
	2006	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.63	10.67

Income (loss) from investment operations:
Net investment income	$0.07 *	0.08 *
Net realized and unrealized loss on investments, foreign currency related transactions, futures, options and swaps	$(0.10)	(0.10)
Total from investment operations	$(0.03)	(0.02)
Net asset value, end of period	$10.60	10.65

Total Return(2)%	(0.28)	(0.19)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	564,603

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.18	0.58
Gross expenses prior to expense waiver(3)%	1.33	0.58
Net investment income after expense waiver(3)(4)%	4.30	4.28
Portfolio turnover rate %	200	200

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO CORE BOND PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004		2003	2002		2001(1)

Per Share Operating Performance:
Net asset value, beginning of period	$10.71	10.92		10.72		10.39	9.79		9.60

Income (loss) from investment operations:
Net investment income	$0.20 *	0.35	*	0.35	*	0.41	0.36	*	0.26
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	$(0.27)	(0.08)		0.16		0.10	0.48		(0.02)
Total from investment operations	$(0.07)	0.27		0.51		0.51	0.84		0.24

Less distributions from:
Net investment income	$—	0.38		0.29		0.05	0.16		—
Net realized gain on investments	$—	0.10		0.02		0.13	0.08		0.05
Total distributions	$—	0.48		0.31		0.18	0.24		0.05
Net asset value, end of period	$10.64	10.71		10.92		10.72	10.39		9.79

Total Return(2)%	(0.65)	2.46		4.78		4.84	8.68		2.46

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$614,263	1,059,548		744,258		525,001	437,548		122,176

Ratios to average net assets:
Expenses(3)%	0.83	0.84		0.86		0.87	0.93		1.13
Net investment income(3)%	3.86	3.23		3.21		3.55	3.56		3.30
Portfolio turnover rate %	200	760		279		402	605		745

	Class S2

	Six Months							September 9,
	Ended	Year Ended December 31,						2002(4) to
	June 30,							December 31,
	2006	2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$10.68	10.90		10.71		10.40		10.33

Income (loss) from investment operations:
Net investment income	$0.20 *	0.33	*	0.33	*	0.42	*	0.10 *
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	$(0.28)	(0.08)		0.18		0.06		0.20
Total from investment operations	$(0.08)	0.25		0.51		0.48		0.30

Less distributions from:
Net investment income	$—	0.37		0.30		0.04		0.15
Net realized gain on investments	$—	0.10		0.02		0.13		0.08
Total distributions	$—	0.47		0.32		0.17		0.23
Net asset value, end of period	$10.60	10.68		10.90		10.71		10.40
Total Return(2)%	(0.75)	2.28		4.73		4.56		2.94

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$37,529	35,739		27,604		16,428		1,002

Ratios to average net assets:
Net expenses after expense waiver(3)(5)%	0.98	0.99		1.01		1.01		1.03
Gross expenses prior to expense waiver(3)%	1.08	1.09		1.01		1.01		1.03
Net investment income after expense waiver(3)(5)%	3.73	3.07		3.05		3.40		3.21
Portfolio turnover rate %	200	760		279		402		605

(1) Since May 1, 2001, Pacific Investment Management Company has served as the Portfolio Manager of the ING PIMCO Core Bond Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Commencement of operations.

(5) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIMCO HIGH YIELD PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I		Class S

	Six Months	April 29,	Six Months		May 3,
	Ended	2005(1) to	Ended	Year Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,	December 31,
	2006	2005	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.20	10.07	10.21	10.50	10.00

Income (loss) from investment operations:
Net investment income	$0.36 *	0.48 *	0.34 *	0.67 *	0.42
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, options, and swaps	$(0.18)	0.16	(0.17)	(0.24)	0.48
Total from investment operations	$0.18	0.64	0.17	0.43	0.90

Less distributions from:
Net investment income	$0.35	0.49	0.34	0.70	0.40
Net realized gain on investments	$—	0.02	—	0.02	—
Total distributions	$0.35	0.51	0.34	0.72	0.40
Net asset value, end of period	$10.03	10.20	10.04	10.21	10.50

Total Return(2)%	1.73	6.48	1.61	4.33	9.24

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$112,340	841	667,369	721,985	697,885

Ratios to average net assets:
Expenses(3)%	0.50	0.50	0.75	0.75	0.74
Net investment income(3)%	7.15	7.10	6.74	6.53	6.19
Portfolio turnover rate %	30	102	30	102	50

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING PIONEER FUND PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I		Class S

	Six Months	April 29,	Six Months	May 3,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.04	10.06	11.04	10.17

Income from investment operations:
Net investment income	$0.08	0.11 *	0.07	0.09 *
Net realized and unrealized gain on investments and foreign currency related transactions	$0.49	0.92	0.49	0.82
Total from investment operations	$0.57	1.03	0.56	0.91

Less distributions from:
Net investment income	$—	0.05	—	0.04
Net realized gain on investments	$—	0.00 **	—	0.00 **
Total distributions	$—	0.05	—	0.04
Net asset value, end of period	$11.61	11.04	11.60	11.04

Total Return(2)%	5.16	10.25 †	5.07	8.99 †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$27,359	28,289	79,785	82,505

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	0.71	0.71	0.96	0.96
Gross expenses prior to expense waiver(3)%	0.75	0.75	1.00	1.00
Net investment income after expense waiver(3)(4)%	1.40	1.49	1.15	1.27
Portfolio turnover rate %	4	39	4	39

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

 * Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

† In 2005, the Investment Manager fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio’s investment guidelines. The impact on total return was 0.02% on both Class I and Class S, and excluding this item, total return would have been 10.23% and 8.97%, respectively.

See Accompanying Notes to Financial Statements

ING PIONEER MID CAP VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I		Class S

	Six Months	May 2,	Six Months	April 29,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$11.02	10.07	11.00	10.01

Income from investment operations:
Net investment income	$0.07 *	0.03	0.05	0.02
Net realized and unrealized gain on investments	$0.07	0.92	0.07	0.97
Total from investment operations	$0.14	0.95	0.12	0.99
Net asset value, end of period	$11.16	11.02	11.12	11.00

Total Return(2)%	1.27	9.43	1.09	9.89

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$101,898	22,281	582,064	671,732

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.64	0.66	0.89	0.92
Gross expenses prior to brokerage commission recapture(3)%	0.64	0.66	0.89	0.92
Net investment income(3)%	1.21	0.97	0.71	0.62
Portfolio turnover rate %	61	50	61	50

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

 * Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

ING STOCK INDEX PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months		May 3,
	Ended	Year Ended	2004(1) to
	June 30,	December 31,	December 31,
	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$11.40	10.90	10.00

Income from investment operations:
Net investment income	$0.11	0.19	0.11
Net realized and unrealized gain on investments and futures	$0.19	0.31	0.94
Total from investment operations	$0.30	0.50	1.05

Less distributions from:
Net investment income	$—	—	0.12
Net realized gain on investments	$—	—	0.03
Total distributions	$—	—	0.15
Net asset value, end of period	$11.70	11.40	10.90

Total Return(2)%	2.63	4.59	10.52

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$384,873	388,184	378,706

Ratios to average net assets:
Expenses(3)%	0.27	0.28	0.27
Net investment income(3)%	1.72	1.68	2.14
Portfolio turnover rate %	2	6	8

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I		Class S		Class S2

	April 12,	Six Months	July 29,	Six Months	July 29,	January 10,
	2006(1) to	Ended	2005(1) to	Ended	2005(1) to	2006(1) to
	June 30,	June 30,	December 31,	June 30,	December 31,	June 30,
	2006	2006	2005	2006	2005	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.76	10.82	10.00	10.81	10.00	11.27

Income from investment operations:
Net investment income	$0.25	0.22 *	0.02	0.19 *	0.04	0.19 *
Net realized and unrealized gain on investments and foreign currency related transactions	$(0.25)	0.76	1.04	0.77	1.00	0.30
Total from investment operations	$—	0.98	1.06	0.96	1.04	0.49

Less distributions from:
Net investment income	$—	—	0.05	—	0.04	—
Net realized gain on investments	$—	—	0.19	—	0.19	—
Total distributions	$—	—	0.24	—	0.23	—
Net asset value, end of period	$11.76	11.80	10.82	11.77	10.81	11.76

Total Return(2)%	—	9.06	10.54	8.88	10.34	4.35

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5	173,880	3,204	85,773	27,276	283

Ratios to average net assets:
Net expenses after expense waiver(3)(4)(5)%	1.14	0.54	0.55	0.79	0.80	0.94
Gross expenses prior to expense waiver(3)%	1.39	0.64	0.79	0.89	1.04	1.14
Net investment income after expense waiver(3)(4)(5)%	9.91	3.70	0.78	3.27	0.99	3.43
Portfolio turnover rate %	71	71	77	71	77	71

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(5) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of sixty operational portfolios. There are twenty-nine portfolios included in this report (the “Portfolios”) and they are: ING Disciplined Small Cap Value Portfolio (“Disciplined Small Cap Value”), ING Eagle Asset Capital Appreciation Portfolio (“Eagle Asset Capital Appreciation”), ING EquitiesPlus Portfolio (“EquitiesPlus”), ING Evergreen Health Sciences Portfolio (“Evergreen Health Sciences”), ING Evergreen Omega Portfolio (“Evergreen Omega”), ING Global Real Estate Portfolio (“Global Real Estate”), ING Global Resources Portfolio (“Global Resources”), ING International Portfolio (“International”), ING Janus Contrarian Portfolio (“Janus Contrarian”), ING JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), ING JPMorgan Small Cap Equity Portfolio (“JPMorgan Small Cap Equity”), ING JPMorgan Value Opportunities Portfolio (“JPMorgan Value Opportunities”), ING Julius Baer Foreign Portfolio (“Julius Baer Foreign”), ING Legg Mason Partners All Cap Portfolio (“Legg Mason Partners All Cap”), formerly, ING Salomon Brothers All Cap Portfolio, ING Legg Mason Value Portfolio (“Legg Mason Value”), ING Limited Maturity Bond Portfolio (“Limited Maturity Bond”), ING Liquid Assets Portfolio (“Liquid Assets”), ING Marsico Growth Portfolio (“Marsico Growth”), ING Marsico International Opportunities Portfolio (“Marsico International Opportunities”), ING MFS Mid Cap Growth Portfolio (“MFS Mid Cap Growth”), ING MFS Total Return Portfolio (“MFS Total Return”), ING MFS Utilities Portfolio (“MFS Utilities”), ING Oppenheimer Main Street Portfolio® (“Oppenheimer Main Street”), ING PIMCO Core Bond Portfolio (“PIMCO Core Bond”), ING PIMCO High Yield Portfolio (“PIMCO High Yield”), ING Pioneer Fund Portfolio (“Pioneer Fund”), ING Pioneer Mid Cap Value Portfolio (“Pioneer Mid Cap Value”), ING Stock Index Portfolio (“Stock Index”), and ING VP Index Plus International Equity Portfolio (“VP Index Plus International Equity”).

All of the Portfolios are diversified except for Evergreen Health Sciences, Global Real Estate, Global Resources, Janus Contrarian, Legg Mason Partners All Cap, Legg Mason Value and MFS Utilities, which are non-diversified Portfolios. All of the Portfolios, except Liquid Assets, which is authorized to offer three classes of shares (Institutional (“I”), Service (“S”) and Service 2 (“S2”), and Stock Index, which is authorized to offer one class of shares (Class I), are authorized to offer four classes of shares (Class I, Class S, Class S2 and Adviser Class (“Class ADV”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees. The information presented in these financial statements pertains to the portfolios listed in this note.

The Trust is intended to serve as an investment medium for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the Federal tax rules relating to the Portfolios serving as investment mediums for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver Insurance Company, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA. ING USA, Security Life of Denver Insurance Company and ReliaStar Life Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services institutions in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

Company, not an affiliate of ING and other non-affiliated life insurance companies.

The following is a brief description of each Portfolio’s investment objective:

•	Disciplined Small Cap Value seeks to outperform the total return performance of the Russell 2000® Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued;

•	Eagle Asset Capital Appreciation seeks capital appreciation. Dividend Income is a secondary objective;

•	EquitiesPlus seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor’s 500® Composite Stock Price Index;

•	Evergreen Health Sciences seeks long-term capital growth;

•	Evergreen Omega seeks long-term capital growth;

•	Global Real Estate seeks to provide investors with high total return;

•	Global Resources seeks long-term capital appreciation;

•	International seeks long-term growth of capital;

•	Janus Contrarian seeks capital appreciation;

•	JPMorgan Emerging Markets Equity seeks capital appreciation;

•	JPMorgan Small Cap Equity seeks capital growth over the long-term;

•	JPMorgan Value Opportunities seeks long-term capital appreciation;

•	Julius Baer Foreign seeks long-term growth of capital;

•	Legg Mason Partners All Cap seeks capital appreciation through investment in securities which the Sub-Adviser believes have above-average capital appreciation potential;

•	Legg Mason Value seeks long-term growth of capital;

•	Limited Maturity Bond seeks the highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal;

•	Liquid Assets seeks a high level of current income consistent with the preservation of capital and liquidity;

•	Marsico Growth seeks capital appreciation;

•	Marsico International Opportunities seeks long-term growth of capital;

•	MFS Mid Cap Growth seeks long-term growth of capital;

•	MFS Total Return seeks above average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income;

•	MFS Utilities seeks capital growth and current income;

•	Oppenheimer Main Street seeks long-term growth of capital and future income;

•	PIMCO Core Bond seeks maximum total return, consistent with capital preservation and prudent investment management;

•	PIMCO High Yield seeks maximum total return, consistent with capital preservation and prudent investment management;

•	Pioneer Fund seeks reasonable income and capital growth;

•	Pioneer Mid Cap Value seeks capital appreciation;

•	Stock Index seeks total return; and

•	VP Index Plus International Equity seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE® Index”), while maintaining a market level of risk.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio’s net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less, as well as all securities in the Liquid Assets Portfolio, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

E.	Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment income and capital gains, if any, are declared daily and paid monthly by the Liquid Assets and the PIMCO High Yield Portfolios. Limited Maturity Bond may declare a dividend monthly or quarterly. For all other Portfolios, net investment income, dividends and net capital distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

differ from U.S. generally accepted accounting principles for investment companies.

G.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. No capital gain distributions shall be made until the capital loss carryforwards has been fully utilized or expired.

H.	Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

I.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

J.	Securities Lending. Certain Portfolios have the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.	Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

L.	Swap Contracts. Certain Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

M.	Credit Default Swaps. Equities Plus, Limited Maturity Bond, PIMCO Core Bond, PIMCO High Yield and Stock Index may enter into credit default swap contracts for investment purposes. All other Portfolios may purchase credit default swap contracts in order to hedge against risk of default of debt securities held in their portfolio.

As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

When a Portfolio purchases a credit default swap, the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk — that the seller may fail to satisfy its payment obligations to the Portfolios in the event of a default.

N.	Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets (10% for Limited Maturity Bond and Liquid Assets) in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

O.	Delayed Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

P.	Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. In return, the Portfolio is compensated with fee income or receives an advantageous repurchase price (“drop in price”). The mortgage-backed

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. Fees received from fee based mortgage dollar rolls are recorded as income.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2006, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales

Disciplined Small Cap Value	$62,003,456	$15,024,693
Eagle Asset Capital Appreciation	49,356,225	70,636,540
EquitiesPlus	55,361,347	6,202,018
Evergreen Health Sciences	61,252,151	52,869,141
Evergreen Omega	227,552,442	235,616,440
Global Real Estate	54,105,532	8,646,415
Global Resources	679,718,319	592,287,084
International	182,471,889	199,610,319
Janus Contrarian	53,734,015	23,482,409
JPMorgan Emerging Markets Equity	150,082,199	14,436,413
JPMorgan Small Cap Equity	161,771,989	108,018,514
JPMorgan Value Opportunities	122,968,728	142,998,872
Julius Baer Foreign	600,677,640	446,102,243
Legg Mason Partners All Cap	49,278,035	47,321,263
Legg Mason Value	135,879,517	29,257,990
Limited Maturity Bond	68,608,655	47,240,194
Liquid Assets	366,482,090	293,311,062
Marsico Growth	275,111,025	353,890,079
Marsico International Opportunities	203,607,681	139,234,269
MFS Mid Cap Growth	334,644,185	396,339,767
MFS Total Return	261,544,203	372,796,504
MFS Utilities	96,630,936	97,144,197
Oppenheimer Main Street	213,518,569	257,075,525
PIMCO Core Bond	65,053,674	59,889,053
PIMCO High Yield	259,398,999	209,705,595
Pioneer Fund	3,973,613	13,026,027
Pioneer Mid Cap Value	408,782,445	428,734,651
Stock Index	9,662,214	7,988,133
VP Index Plus International Equity	312,322,934	85,853,354

U.S. government securities not included above were as follows:

	Purchases	Sales

EquitiesPlus	$13,819,470	$—
Limited Maturity Bond	493,349,103	492,488,207
MFS Total Return	110,868,983	109,918,371
PIMCO Core Bond	2,138,676,708	2,202,452,782
PIMCO High Yield	—	2,598,419

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Disciplined Small Cap Value, EquitiesPlus, Global Real Estate and VP Index Plus International Equity have entered into an Investment Management Agreement with ING Investments, LLC (“ING Investments” or the “Investment Manager”), an Arizona limited liability company, which is an indirect, wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Disciplined Small Cap Value	0.55% on the first $500 million; 0.50% on the next $500 million; 0.45% thereafter
Equities Plus	0.30%
Global Real Estate	0.80% on the first $250 million; 0.775% on the next $250 million; 0.70% of assets in excess of $500 million
VP Index Plus International	0.45%

Prior to April 28, 2006, the investment management fees for Global Real Estate were as follows:

Global Real Estate	0.90% on the first $250 million, 0.85% on the next $250 million, 0.80% of assets in excess of $500 million

JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities have entered into Investment Management Agreements with Directed Services, Inc. (“DSI” or the “Investment Manager”). The Investment Management Agreements compensate DSI with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Marsico International Opportunities	0.54% of the first $21 billion; 0.53% thereafter

JPMorgan Value Opportunities	0.40% of the first $21 billion; 0.39% of the next $5 billion; 0.38% thereafter

MFS Utilities	0.60% of the first $1 billion; 0.55% of the next $500 million; 0.50% of the next $5 billion; 0.47% of the next $5 billion; 0.45% of the next $5 billion; 0.44% of the next $5 billion; 0.43% thereafter

Except as noted above, Directed Services, Inc. (The “Manager” or “DSI”) an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a Management Agreement (the “Unified Agreement”).

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Under the Unified Agreement, the Manager has overall responsibility for engaging managers and for monitoring and evaluating the management of the assets of each Portfolio. Portfolio managers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Manager also is responsible for providing or procuring, at the Manager’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend reimbursing, auditing and ordinary legal expenses, such as litigation or indemnification expenses. As compensation for its services under the Unified Agreement, the Trust pays the Manager a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

Eagle Asset Capital Appreciation and Global Resources(1)	0.75% of the first $750 million; 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; 0.60% of the assets in excess of $3.5 billion.

Evergreen Health Sciences	0.75% of the first $500 million; 0.70% on assets in excess of $500 million

Evergreen Omega	0.60% of the first $750 million;
0.55% of the next $750 million;
0.50% of the next $5 billion;
0.475% of the next $5 billion;
0.455% of the next $5 billion;
0.44% of the next $5 billion;
0.43% thereafter

International	1.00% of the first $500 million; 0.80% of the amount in excess of $500 million

Janus Contrarian and Legg Mason Value*	0.81% of the first $250 million; 0.77% of the next $400 million; 0.73% of the next $450 million; 0.67% of the amount in excess of $1.1 billion

JPMorgan Emerging Markets Equity	1.25%

JPMorgan Small Cap Equity	0.90% of the first $200 million; 0.85% of the next $300 million; 0.80% of the next $250 million; 0.75% thereafter

Julius Baer Foreign	1.00% of the first $50 million; 0.95% of the next $200 million; 0.90% of the next $250 million; 0.85% thereafter

Legg Mason Partners All Cap(2)	0.75% on first $500 million; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% in excess of $1.25 billion

Limited Maturity Bond and Liquid Assets*	0.35% of the first $200 million; 0.30% of the next $300 million; 0.25% of the amount in excess of $500 million

Marsico Growth(3)	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; 0.70% of the amount in excess of $1.1 billion

MFS Mid Cap Growth, MFS Total Return and Oppenheimer Main Street*	0.75% of the first $250 million; 0.70% of the next $400 million; 0.65% of the next $450 million; 0.60% of the amount in excess of $1.1 billion

PIMCO Core Bond	0.75% of the first $100 million; 0.65% of the next $100 million; 0.55% of the amount in excess of $200 million

PIMCO High Yield	0.49%

Pioneer Fund	0.75% of the first $500 million; 0.70% of the next $500 million; 0.65% thereafter

Pioneer Mid Cap Value	0.64%
Stock Index	0.26%(3)

*	Fee is calculated using the combined net assets of these Portfolios.

(1)	The assets of Eagle Asset Capital Appreciation and Global Resources are aggregated with those of ING Capital Guardian Small/Mid Cap Portfolio, ING Global Resources Portfolio, ING T. Rowe Price Capital Appreciation Portfolio, ING T. Rowe Price Equity Income Portfolio, ING Van Kampen Growth and Income Portfolio, ING Van Kampen Real Estate Portfolio and ING Wells Fargo Mid Cap Disciplined Portfolio, which are not included in this report, to determine the Unified Fee.

(2)	The assets of Legg Mason Partners All Cap are aggregated with those of ING Lord Abbett Affiliated Portfolio, which is not included in this report, to determine the Unified Fee.

(3)	The assets of Marsico Growth are aggregated with those of ING AllianceBernstein Mid Cap Growth Portfolio, which is not included in this report, to determine the Unified Fee.

(3)	Fee was reduced from .27% to .26% on April 28, 2006.

The Investment Manager (DSI) has contractually agreed to waive a portion of the advisory fee for the JPMorgan Small Cap Equity. The waiver is calculated as follows:

Waiver = 50% × (former sub-advisory fee minus new sub-advisory fee)

This waiver will continue through at least May 1, 2007 and there is no guarantee that this waiver will continue after said date. The agreement will only renew if DSI elects to renew it.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Disciplined Small Cap Value, EquitiesPlus, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities and VP Index Plus International Equity Portfolio’s operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

The Trust and ING Investments or DSI (collectively, “Managers” or “Investment Managers”) have partnered into Portfolio Management Agreements with each Portfolio Manager or Sub-Adviser. These Portfolio Managers provide investment advice for the various Portfolios and are paid by the Managers or Investment Managers based on the average daily net assets of the respective Portfolios. The Portfolio Managers of each of the Series are as follows (*denotes a related party Adviser):

Portfolio	Portfolio Manager/Sub-Adviser

Disciplined Small Cap Value	ING Investment Management Co.*

Eagle Asset Capital Appreciation	Eagle Asset Management, Inc.

EquitiesPlus	ING Investment Management Co.*

Evergreen Health Sciences	Evergreen Investment Management Company, LLC

Evergreen Omega	Evergreen Investment Management Company, LLC

Global Real Estate	ING Clarion Real Estate Securities L.P.*

Global Resources	ING Investment Management Co.*

International	ING Investment Management Co.*

Janus Contrarian	Janus Capital Management LLC

JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.

JPMorgan Small Cap Equity	J.P. Morgan Investment Management Inc.

JPMorgan Value Opportunities	J.P. Morgan Investment Management Inc.

Julius Baer Foreign	Julius Baer Investment Management LLC

Legg Mason Partners All Cap	Salomon Brothers Asset Management, Inc.

Legg Mason Value	Legg Mason Capital Management, Inc.

Limited Maturity Bond	ING Investment Management Co.*

Liquid Assets	ING Investment Management Co.*

Marsico Growth	Marsico Capital Management, LLC

Marsico International	Marsico Capital Management, LLC

MFS Mid Cap Growth	Massachusetts Financial Services Company

MFS Total Return	Massachusetts Financial Services Company

MFS Utilities	Massachusetts Financial Services Company

Oppenheimer Main Street	OppenheimerFunds, Inc.

PIMCO Core Bond	Pacific Investment Management Company LLC

PIMCO High Yield	Pacific Investment Management Company LLC

Pioneer Fund	Pioneer Investment Management, Inc.

Pioneer Mid Cap Value	Pioneer Investment Management, Inc.

Stock Index	ING Investment Management Co.*

VP Index Plus International Equity	ING Investment Management Advisors, B.V.*

In placing equity security transactions, the Portfolio Manager or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Portfolio Manager or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the Portfolio Manager or Sub-Adviser. Any amount credited to the Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 5 — EXPENSE LIMITATIONS

The Managers or Investment Managers have entered into a written Expense Limitation Agreement with certain of the Portfolios, whereby the Managers have agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class I	Class S	Class S2	Class ADV

Disciplined Small Cap Value	0.75%	1.00%	1.15%	1.35%
EquitiesPlus	0.40%	0.65%	0.80%	1.00%
Global Real Estate	0.90%	1.15%	1.30%	1.50%
JPMorgan Value Opportunities	0.53%	0.78%	0.93%	1.13%
Marsico International Opportunities	0.68%	0.93%	1.08%	1.28%
MFS Utilities	0.80%	1.05%	1.20%	1.40%
Pioneer Fund(1)	0.71%	0.96%	1.11%	1.31%
Pioneer Mid Cap Value(1)	0.65%	0.90%	1.05%	1.25%
VP Index Plus International Equity	0.55%	0.80%	0.95%	1.15%

(1)	Effective September 23, 2005, DSI entered into a written Expense Limitation Agreement with Pioneer Fund and Pioneer Mid Cap Value.

Prior to April 28, 2006, the expense limits for Global Real Estate were as follows:

	Class I	Class S	Class S2	Class ADV

Global Real Estate	1.00%	1.25%	1.40%	1.60%

The Investment Managers may at a later date recoup from a Portfolio management fee waived and other expenses assumed by the Managers during the previous 36 months, but only if, after such reimbursement, the Portfolios expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Managers of such waived and reimbursed fees are recognized in the accompanying Statements of Operations for each Portfolio in the period during which such waiver, reimbursement or recoupment occurs.

The Expense Limitation Agreements are contractual and shall renew automatically unless ING Investments or DSI provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

As of June 30, 2006, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Managers, and the related expiration dates are as follows:

	June 30,

	2009	Total

EquitiesPlus	$22,133	$22,133
Global Real Estate	45,154	45,154
JPMorgan Value Opportunities	32,327	32,327
Marsico International Opportunities	72,118	72,118
MFS Utilities	19,373	19,373
Pioneer Fund	34,744	34,744
VP Index Plus International Equity	84,790	84,790

NOTE 6 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Services Agreement (the ”Agreement”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement compensates DSI for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Agreement, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. The Portfolios have recognized the 0.25% service fee for each of these classes, listed in their Statements of Operations. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the ”Class S2 Plan”) with DSI on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to DSI at an annual rate of 0.25% of the average daily net assets. DSI has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 of the distribution fee for Class S2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of a 0.25% of the Portfolio’s average daily net assets attributable to Class ADV shares and a distribution fee of 0.50% of the Portfolio’s average daily net assets attributable to Class ADV shares. DSI has contractually agreed to waive 0.15% of the Portfolio’s average daily net assets attributable to Class ADV shares of the distribution fee of the Portfolios, so that the actual fee paid by a Portfolio is an Rate of 0.35%.

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

At June 30, 2006, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios in separate accounts or seed money:

ING Life Insurance & Annuity Co.	Evergreen Omega (8.21%)
JPMorgan Value Opportunity (15.40%)
Marsico International Opportunities (8.22%)
MFS Total Return (9.06%)
Pioneer (24.49%)
Stock Index (9.60%)
VP Index Plus International Equity (15.07%)

ING USA Annuity And Life Insurance	Eagle Asset Capital Appreciation (97.94%)
Equities Plus (99.87%)
Evergreen Health Sciences (95.03%)
Global Resources (96.27%)
International (99.38%)
Janus Contrarian (95.25%)
JPMorgan Emerging Markets Equity (68.63%)
JPMorgan Small Cap Equity (64.71%)
JPMorgan Value Opportunity (16.63%)
Julius Baer Foreign (39.22%)
Legg Mason Partners All Cap (99.49%)
Legg Mason Value (55.24%)
Limited Maturity Bond (75.71%)
Liquid Assets (75.17%)
Marsico Growth (91.46%)
Marsico International Opportunities (52.37%)
MFS Mid Cap Growth (95.11%)
MFS Total Return (82.52%)
MFS Utilities (85.77%)
Oppenheimer Main Street (95.80%)
Pimco Core Bond (99.21%)
Pimco High Yield (81.67%)
Pioneer (74.28%)
Pioneer Mid Cap Value (84.73%)
VP Index Plus International Equity (12.62%)

Reliastar Life Insurance Co.	Evergreen Omega (67.50%)
JPMorgan Small Cap Equity (21.39%)
JPMorgan Value Opportunity (21.70%)
Limited Maturity Bond (9.17%)
Liquid Assets (6.06%)
Marsico International Opportunities (29.16%)
Stock Index (30.92%)
VP Index Plus International Equity (19.18%)

Security Life Insurance Co.	Evergreen Omega (18.66%) JPMorgan Small Cap Equity (9.38%) Limited Maturity Bond (8.22%) Liquid Assets (7.36%) MFS Utilities (8.13%) Stock Index (57.55%) VP Index Plus International Equity (52.23%)

ING Lifestyle Aggressive Growth Portfolio	Disciplined Small Cap Value (20.15%) JPMorgan Value Opportunity (6.79%) Julius Baer Foreign (11.10%) Legg Mason Value (7.75%) VP Index Plus International Equity (21.50%)

ING Lifestyle Growth Portfolio	Disciplined Small Cap Value (43.64%)
JPMorgan Emerging Markets Equity (7.23%)
JPMorgan Value Opportunity (14.70%)
Julius Baer Foreign (18.88%)
Legg Mason Value (11.18%)
Pimco High Yield (5.03%)
Pioneer Mid Cap Value (5.78%)
VP Index Plus International Equity (34.91%)

ING Lifestyle Moderate Growth Portfolio	Disciplined Small Cap Value (36.20%) JPMorgan Value Opportunity (12.20%) Julius Baer Foreign (14.24%) Legg Mason Value (6.96%) Pimco High Yield (6.26%) VP Index Plus International Equity (28.96%)

ING Lifestyle Moderate Portfolio	JPMorgan Value Opportunity (5.33%) VP Index Plus International Equity (8.43%)

NOTE 8 — OPTIONS WRITTEN

Transactions in options written for PIMCO Core Bond during the six months ended June 30, 2006, were as follows:

		Notional	Premiums
	Number of	Amount	Net of
	Contracts	in 000s	Commissions

Balance at 12/31/05	272	$99,000	$979,402
Options Written	750	122,900	1,214,878
Options Terminated in Closing Purchase Transactions	—	(76,100)	(386,090)
Options Expirations	(462)	(21,700)	(420,107)

Balance at 6/30/06	560	$124,100	$1,388,083

Transactions in options written for PIMCO High Yield during the six months ended June 30, 2006, were as follows:

		Notional	Premium
	Number of	Amount	Net of
	Contracts	000s	Commissions

Balance at 12/31/05	—	$175,400	$721,790
Options Written	—	100,000	395,625
Options Terminated in Closing Purchase Transactions	—	(99,400)	(531,790)
Options Expirations	—	(76,000)	(190,000)

Balance at 6/30/06	—	$100,000	$395,625

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Class I

April 28,
2006(1) to
June 30,
2006

Disciplined Small Cap Value (Number of Shares)
Shares sold	4,750,636
Shares redeemed	(59,466)

Net increase in shares outstanding	4,691,170

Disciplined Small Cap Value ($)
Shares sold	$47,336,960
Shares redeemed	(579,804)

Net increase	$46,757,156

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Eagle Asset Capital Appreciation (Number of Shares)
Shares sold	218,950	730,234	11,627	71,183
Dividends reinvested	—	140,809	—	1,771
Shares redeemed	(1,393,665)	(2,986,945)	(23,796)	(7,663)

Net increase (decrease) in shares outstanding	(1,174,715)	(2,115,902)	(12,169)	65,291

Eagle Asset Capital Appreciation ($)
Shares sold	$4,137,802	$13,149,183	$217,307	$1,271,619
Dividends reinvested	—	2,490,916	—	31,236
Shares redeemed	(26,109,866)	(53,631,992)	(437,679)	(137,080)

Net increase (decrease)	$(21,972,064)	$(37,991,893)	$(220,372)	$1,165,775

	Class S	Class S2

	April 28,	June 1,
	2006(1) to	2006(1) to
	June 30,	June 30,
	2006	2006

EquitiesPlus (Number of Shares)
Shares sold	14,013,878	3,072
Shares redeemed	(594,546)	(5)

Net increase in shares outstanding	13,419,332	3,067

EquitiesPlus ($)
Shares sold	$140,138,385	$30,022
Shares redeemed	(5,764,906)	(46)

Net increase	$134,373,479	$29,976

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I	Class S

	April 28,	Six Months
	2006(1) to	Ended	Year Ended
	June 30,	June 30,	December 31,
	2006	2006	2005

Evergreen Health Sciences (Number of Shares)
Shares sold	329,313	2,239,382	13,840,654
Dividends reinvested	—	—	491,713
Shares redeemed	(66,227)	(1,740,692)	(1,942,913)

Net increase (decrease) in shares outstanding	263,086	498,690	12,389,454

Evergreen Health Sciences ($)
Shares sold	$3,695,932	$25,008,785	$144,236,655
Dividends reinvested	—	—	5,246,582
Shares redeemed	(738,031)	(19,317,731)	(20,183,991)

Net increase (decrease)	$2,957,901	$5,691,054	$129,299,246

	Class I		Class S

	Six Months	May 02,	Six Months
	Ended	2005(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Evergreen Omega (Number of Shares)
Shares sold	158,936	19,788,597	80,065	647,621
Dividends reinvested	—	5,621	—	—
Shares redeemed	(1,423,447)	(900,041)	(88,933)	(446,760)

Net increase (decrease) in shares outstanding	(1,264,511)	18,894,177	(8,868)	200,861

Evergreen Omega ($)
Shares sold	$1,771,328	$211,365,937	$896,498	$6,800,928
Dividends reinvested	—	62,582	—	—
Shares redeemed	(16,051,430)	(9,747,498)	(989,092)	(4,808,630)

Net increase (decrease)	$(14,280,102)	$201,681,021	$(92,594)	$1,992,298

	Class S2

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2006	2005

Evergreen Omega (Number of Shares)
Shares sold	22,943	69,365
Shares redeemed	(5,784)	(11,582)

Net increase in shares outstanding	17,159	57,783

Evergreen Omega ($)
Shares sold	$257,092	$714,460
Shares redeemed	(65,743)	(123,083)

Net increase	$191,349	$591,377

	Class ADV	Class I	Class S	Class S2

	April 28,	January 3,	January 3,	May 03,
	2006(1) to	2006(1) to	2006(1) to	2006(1) to
	June 30,	June 30,	June 30,	June 30,
	2006	2006	2006	2006

Global Real Estate (Number of Shares)
Shares sold	92	3,729,210	3,546,123	26,338
Shares redeemed	—	(208,564)	(2,572,954)	(40)

Net increase in shares outstanding	92	3,520,646	973,169	26,298

Global Real Estate ($)
Shares sold	$1,032	$40,117,628	$36,655,649	$284,577
Shares redeemed	—	(2,288,045)	(28,401,218)	(440)

Net increase	$1,032	$37,829,583	$8,254,431	$284,137

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I		Class S

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Global Resources (Number of Shares)
Shares sold	449,222	387,019	4,372,059	8,239,870
Dividends reinvested	—	14,898	—	911,267
Shares redeemed	(93,596)	(121,067)	(1,798,439)	(2,586,372)

Net increase in shares outstanding	355,626	280,850	2,573,620	6,564,765

Global Resources ($)
Shares sold	$10,542,749	$6,997,335	$100,803,328	$149,461,717
Dividends reinvested	—	246,703	—	15,072,349
Shares redeemed	(2,050,347)	(2,144,114)	(39,341,232)	(44,770,034)

Net increase	$8,492,402	$5,099,924	$61,462,096	$119,764,032

	Class S2

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2006	2005

Global Resources (Number of Shares)
Shares sold	227,159	453,275
Dividends reinvested	—	54,668
Shares redeemed	(57,708)	(42,635)

Net increase in shares outstanding	169,451	465,308

Global Resources ($)
Shares sold	$5,199,444	$7,941,048
Dividends reinvested	—	901,476
Shares redeemed	(1,288,667)	(767,185)

Net increase	$3,910,777	$8,075,339

	Class I	Class S

	April 28,	Six Months
	2006(1) to	Ended	Year Ended
	June 30,	June 30,	December 31,
	2006	2006	2005

International (Number of Shares)
Shares sold	84	23,232	1,071,358
Dividends reinvested	—	—	1,514,318
Shares redeemed	—	(1,984,021)	(5,033,395)

Net increase (decrease) in shares outstanding	84	(1,960,789)	(2,447,719)

International ($)
Shares sold	$1,015	$260,411	$10,882,443
Dividends reinvested	—	—	13,780,294
Shares redeemed	—	(22,290,329)	(50,103,768)

Net increase (decrease)	$1,015	$(22,029,918)	$(25,441,031)

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class S2

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2006	2005

International (Number of Shares)
Shares sold	7,305	126,087
Dividends reinvested	—	82,093
Shares redeemed	(71,048)	(127,347)

Net increase (decrease) in shares outstanding	(63,743)	80,833

International ($)
Shares sold	$85,767	$1,270,938
Dividends reinvested	—	745,408
Shares redeemed	(809,729)	(1,258,817)

Net increase (decrease)	$(723,962)	$757,529

	Class I	Class S

	April 28,	Six Months
	2006(1) to	Ended	Year Ended
	June 30,	June 30,	December 31,
	2006	2006	2005

Janus Contrarian (Number of Shares)
Shares sold	73	2,505,446	2,261,618
Dividends reinvested	—	—	3,944
Shares redeemed	—	(574,299)	(1,794,394)

Net increase in shares outstanding	73	1,931,147	471,168

Janus Contrarian ($)
Shares sold	$1,017	$33,566,398	$26,270,935
Dividends reinvested	—	—	43,878
Shares redeemed	—	(7,613,440)	(20,089,045)

Net increase	$1,017	$25,952,958	$6,225,768

	Class S2

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2006	2005

Janus Contrarian (Number of Shares)
Shares sold	101,988	147,008
Dividends reinvested	—	199
Shares redeemed	(12,605)	(48,876)

Net increase in shares outstanding	89,383	98,331

Janus Contrarian ($)
Shares sold	$1,365,072	$1,686,609
Dividends reinvested	—	2,204
Shares redeemed	(168,838)	(574,224)

Net increase	$1,196,234	$1,114,589

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	Class ADV	Class I

	March 23,	Six Months	December 2,
	2006(1) to	Ended	2005(1) to
	June 30,	June 30,	December 31,
	2006	2006	2005

JPMorgan Emerging Markets Equity (Number of Shares)
Shares sold	1,033	6,607,900	107,670
Shares issued in merger	—	—	2,370,563
Shares redeemed	—	(982,662)	(176,467)

Net increase in shares outstanding	1,033	5,625,238	2,301,766

JPMorgan Emerging Markets Equity ($)
Shares sold	$16,163	$111,619,690	1,557,480
Shares issued in merger	—	—	33,851,653
Shares redeemed	—	(15,825,176)	(2,553,747)

Net increase	$16,163	$95,794,514	$32,855,386

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

JPMorgan Emerging Markets Equity (Number of Shares)
Shares sold	8,487,095	13,995,969	432,713	726,906
Dividends reinvested	—	13,103	—	956
Shares redeemed	(7,639,076)	(3,408,538)	(72,907)	(36,892)

Net increase in shares outstanding	848,019	10,600,534	359,806	690,970

JPMorgan Emerging Markets Equity ($)
Shares sold	$138,870,854	178,984,105	$6,969,801	8,836,909
Dividends reinvested	—	152,655	—	11,089
Shares redeemed	(124,704,574)	(41,082,733)	(1,127,945)	(432,438)

Net increase	$14,166,280	$138,054,027	$5,841,856	$8,415,560

	Class ADV		Class I

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

JPMorgan Small Cap Equity (Number of Shares)
Shares sold	20,076	51,743	3,457,603	5,772,975
Dividends reinvested	—	4,111	—	346,599
Shares redeemed	(8,821)	(15,355)	(994,865)	(1,726,540)

Net increase in shares outstanding	11,255	40,499	2,462,738	4,393,034

JPMorgan Small Cap Equity ($)
Shares sold	$270,557	$646,231	$49,378,934	$71,533,726
Dividends reinvested	—	49,457	—	4,197,310
Shares redeemed	(116,896)	(191,539)	(13,511,320)	(21,677,642)

Net increase	$153,661	$504,149	$35,867,614	$54,053,394

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

JPMorgan Small Cap Equity (Number of Shares)
Shares sold	3,004,142	3,233,331	263,642	969,861
Dividends reinvested	—	1,370,614	—	327,968
Shares redeemed	(1,487,023)	(2,054,881)	(145,758)	(95,405)

Net increase in shares outstanding	1,517,119	2,549,064	117,884	1,202,424

JPMorgan Small Cap Equity ($)
Shares sold	$41,431,998	$40,893,150	$3,554,436	$12,174,004
Dividends reinvested	—	16,543,308	—	3,938,891
Shares redeemed	(19,873,371)	(25,908,587)	(2,005,475)	(1,210,886)

Net increase	$21,558,627	$31,527,871	$1,548,961	$14,902,009

	Class ADV	Class I

	May 30,	Six Months	May 04,
	2006(1) to	Ended	2005(1) to
	June 30,	June 30,	December 31,
	2006	2006	2005

JPMorgan Value Opportunities (Number of Shares)
Shares sold	619	10,873,841	11,019,647
Shares redeemed	—	(1,954,720)	(816,878)

Net increase in shares outstanding	619	8,919,121	10,202,769

JPMorgan Value Opportunities ($)
Shares sold	$6,975	$124,536,948	$115,621,262
Shares redeemed	—	(22,014,168)	(8,528,012)

Net increase	$6,975	$102,522,780	$107,093,250

	Class S		Class S2

	Six Months	April 29,	Six Months	May 04,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

JPMorgan Value Opportunities (Number of Shares)
Shares sold	2,175,418	16,726,787	28,835	87,523
Shares redeemed	(13,500,150)	(926,404)	(3,570)	(6,969)

Net increase (decrease) in shares outstanding	(11,324,732)	15,800,383	25,265	80,554

JPMorgan Value Opportunities ($)
Shares sold	$24,150,670	$172,211,216	$322,931	$916,162
Shares redeemed	(152,728,231)	(9,523,027)	(39,610)	(73,761)

Net increase (decrease)	$(128,577,561)	$162,688,189	$283,321	$842,401

	Class ADV	Class I

	April 28,	Six Months
	2006(1) to	Ended	Year Ended
	June 30,	June 30,	December 31,
	2006	2006	2005

Julius Baer Foreign (Number of Shares)
Shares sold	66	42,090,520	763,068
Dividends reinvested	—	—	55,784
Shares redeemed	—	(1,794,432)	(238,677)

Net increase in shares outstanding	66	40,296,088	580,175

Julius Baer Foreign ($)
Shares sold	$1,018	$643,707,739	$9,819,616
Dividends reinvested	—	—	722,378
Shares redeemed	—	(27,381,364)	(3,085,539)

Net increase	$1,018	$616,326,375	$7,456,455

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Julius Baer Foreign (Number of Shares)
Shares sold	14,340,615	38,012,287	2,392,120	1,541,352
Dividends reinvested	—	4,393,158	—	220,897
Shares redeemed	(40,738,382)	(11,326,970)	(940,490)	(296,646)

Net increase (decrease) in shares outstanding	(26,397,767)	31,078,475	1,451,630	1,465,603

Julius Baer Foreign ($)
Shares sold	$207,499,929	$476,666,942	$33,532,551	$19,270,873
Dividends reinvested	—	56,702,633	—	2,849,412
Shares redeemed	(620,565,693)	(140,879,228)	(13,637,869)	(3,689,902)

Net increase (decrease)	$(413,065,764)	$392,490,347	$19,894,682	$18,430,383

	Class ADV	Class I	Class S

	April 28,	April 28,	Six Months
	2006(1) to	2006(1) to	Ended	Year Ended
	June 30,	June 30,	June 30,	December 31,
	2006	2006	2006	2005

Legg Mason Partners All Cap (Number of Shares)
Shares sold	71	71	154,445	4,830,726
Dividends reinvested	—	—	—	156,936
Shares redeemed	—	—	(2,490,256)	(17,004,658)

Net increase (decrease) in shares outstanding	71	71	(2,335,811)	(12,016,996)

Legg Mason Partners All Cap ($)
Shares sold	$1,017	$1,022	$2,153,817	$60,123,359
Dividends reinvested	—	—	—	1,961,705
Shares redeemed	—	—	(34,775,513)	(207,163,222)

Net increase (decrease)	$1,017	$1,022	$(32,621,696)	$(145,078,158)

	Class S2

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2006	2005

Legg Mason Partners All Cap (Number of Shares)
Shares sold	180,154	480,745
Dividends reinvested	—	8,157
Shares redeemed	(47,103)	(53,745)

Net increase in shares outstanding	133,051	435,157

Legg Mason Partners All Cap ($)
Shares sold	$2,463,450	$6,054,758
Dividends reinvested	—	101,640
Shares redeemed	(655,206)	(676,743)

Net increase	$1,808,244	$5,479,655

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class ADV		Class I

	Six Months	April 11,	Six Months
	Ended	2005(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Legg Mason Value (Number of Shares)
Shares sold	397,153	268,081	21,617,312	4,176,035
Dividends reinvested	—	21	—	1,790
Shares redeemed	(25,838)	(17,530)	(753,174)	(319,179)

Net increase in shares outstanding	371,315	250,572	20,864,138	3,858,646

Legg Mason Value ($)
Shares sold	$4,101,721	$2,679,062	$226,404,810	$41,106,885
Dividends reinvested	—	208	—	17,541
Shares redeemed	(264,799)	(177,992)	(7,748,034)	(3,208,698)

Net increase	$3,836,922	$2,501,278	$218,656,776	$37,915,728

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Legg Mason Value (Number of Shares)
Shares sold	6,788,531	22,235,639	316,679	1,412,919
Dividends reinvested	—	85,343	—	3,968
Shares redeemed	(17,014,141)	(3,205,817)	(147,775)	(240,645)

Net increase (decrease) in shares outstanding	(10,225,610)	19,115,165	168,904	1,176,242

Legg Mason Value ($)
Shares sold	$71,698,374	$217,637,741	$3,302,285	$13,879,955
Dividends reinvested	—	835,506	—	38,771
Shares redeemed	(178,236,808)	(30,962,967)	(1,513,971)	(2,364,327)

Net increase (decrease)	$(106,538,434)	$187,510,280	$1,788,314	$11,554,399

	Class ADV	Class I

	April 28,	Six Months	April 29,
	2006(1) to	Ended	2005(1) to
	June 30,	June 30,	December 31,
	2006	2006	2005

Limited Maturity Bond (Number of Shares)
Shares sold	94	968,208	312,302
Dividends reinvested	—	—	289
Shares redeemed	—	(212,865)	(7,455)

Net increase in shares outstanding	94	755,343	305,136

Limited Maturity Bond ($)
Shares sold	$1,015	$10,423,658	$3,326,813
Dividends reinvested	—	—	3,071
Shares redeemed	—	(2,288,337)	(79,321)

Net increase	$1,015	$8,135,321	$3,250,563

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class S		Class S2

	Six Months		April 28,
	Ended	Year Ended	2006(1) to
	June 30,	December 31,	June 30,
	2006	2005	2006

Limited Maturity Bond (Number of Shares)
Shares sold	5,798,067	290,738	94
Dividends reinvested	—	1,584,544	—
Shares redeemed	(4,301,924)	(9,264,116)	—

Net increase (decrease) in shares outstanding	1,496,143	(7,388,834)	94

Limited Maturity Bond ($)
Shares sold	$62,596,031	$3,123,259	$1,018
Dividends reinvested	—	16,843,700	—
Shares redeemed	(46,343,912)	(101,146,938)	—

Net increase (decrease)	$16,252,119	$(81,179,979)	$1,018

	Class I		Class S

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Liquid Assets (Number of Shares)
Shares sold	117,838,553	162,135,297	482,757,515	660,289,751
Shares issued in merger	5,717,815		—	—
Dividends reinvested	3,550,960	4,068,549	15,543,251	20,451,452
Shares redeemed	(50,533,641)	(157,597,036)	(294,143,429)	(679,510,131)

Net increase in shares outstanding	76,573,687	8,606,810	204,157,337	1,231,072

Liquid Assets ($)
Shares sold	$117,838,553	$161,763,276	$482,757,515	$658,413,139
Shares issued in merger	5,717,815	—	—	—
Dividends reinvested	3,550,960	4,440,570	15,543,251	22,328,064
Shares redeemed	(50,533,641)	(157,597,036)	(294,143,429)	(679,510,131)

Net increase	$76,573,687	$8,606,810	$204,157,337	$1,231,072

	Class S2

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2006	2005

Liquid Assets (Number of Shares)
Shares sold	14,569,800	39,788,055
Dividends reinvested	306,495	349,549
Shares redeemed	(10,562,569)	(37,434,402)

Net increase in shares outstanding	4,313,726	2,703,202

Liquid Assets ($)
Shares sold	$14,569,800	$39,758,483
Dividends reinvested	306,495	379,121
Shares redeemed	(10,562,569)	(37,434,402)

Net increase	$4,313,726	$2,703,202

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class ADV		Class I

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Marsico Growth (Number of Shares)
Shares sold	228,694	365,261	622,437	813,674
Shares redeemed	(41,098)	(77,361)	(86,943)	(350,823)

Net increase in shares outstanding	187,596	287,900	535,494	462,851

Marsico Growth ($)
Shares sold	$3,616,485	$5,358,736	$9,983,313	$11,768,536
Shares redeemed	(652,543)	(1,119,234)	(1,417,825)	(5,120,824)

Net increase	$2,963,942	$4,239,502	$8,565,488	$6,647,712

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Marsico Growth (Number of Shares)
Shares sold	820,140	2,983,787	156,957	478,076
Shares redeemed	(4,184,173)	(7,650,674)	(30,836)	(87,685)

Net increase (decrease) in shares outstanding	(3,364,033)	(4,666,887)	126,121	390,391

Marsico Growth ($)
Shares sold	$12,952,435	$43,672,487	$2,500,470	$6,991,876
Shares redeemed	(66,757,653)	(111,945,138)	(485,175)	(1,261,987)

Net increase (decrease)	$(53,805,218)	$(68,272,651)	$2,015,295	$5,729,889

	Class ADV	Class I

	January 20,	Six Months	April 29,
	2006(1) to	Ended	2005(1) to
	June 30,	June 30,	December 31,
	2006	2006	2005

Marsico International Opportunities (Number of Shares)
Shares sold	1,398,927	4,371,853	4,971,674
Dividends reinvested	—	—	52,622
Shares redeemed	(127,049)	(1,239,304)	(1,432,488)

Net increase in shares outstanding	1,271,878	3,132,549	3,591,808

Marsico International Opportunities ($)
Shares sold	$17,924,614	$61,175,194	$54,841,333
Dividends reinvested	—	—	641,995
Shares redeemed	(1,697,837)	(16,665,395)	(17,255,929)

Net increase	$16,226,777	$44,509,799	$38,227,399

	Class S

	Six Months	May 02,
	Ended	2005(1) to
	June 30,	December 31,
	2006	2005

Marsico International Opportunities (Number of Shares)
Shares sold	5,320,647	13,354,957
Dividends reinvested	—	169,241
Shares redeemed	(3,904,975)	(1,351,075)

Net increase in shares outstanding	1,415,672	12,173,123

Marsico International Opportunities ($)
Shares sold	$70,957,176	149,625,739
Dividends reinvested	—	2,063,056
Shares redeemed	(52,762,268)	(14,756,568)

Net increase	$18,194,908	$136,932,227

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I		Class S

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

MFS Mid Cap Growth (Number of Shares)
Shares sold	38,402	456,303	312,330	386,070
Shares redeemed	(201,901)	(119,038)	(5,623,560)	(13,549,533)

Net increase (decrease) in shares outstanding	(163,499)	337,265	(5,311,230)	(13,163,463)

MFS Mid Cap Growth ($)
Shares sold	$484,291	$5,041,744	$3,836,461	$4,361,119
Shares redeemed	(2,507,924)	(1,347,080)	(69,107,921)	(151,953,024)

Net increase (decrease)	$(2,023,633)	$3,694,664	$(65,271,460)	$(147,591,905)

	Class S2

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2006	2005

MFS Mid Cap Growth (Number of Shares)
Shares sold	133,120	410,652
Shares redeemed	(90,775)	(281,038)

Net increase in shares outstanding	42,345	129,614

MFS Mid Cap Growth ($)
Shares sold	$1,646,323	$4,607,007
Shares redeemed	(1,102,151)	(3,119,483)

Net increase	$544,172	$1,487,524

	Class ADV		Class I

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

MFS Total Return (Number of Shares)
Shares sold	38,371	167,104	214,185	9,801,750
Dividends reinvested	—	16,840	—	42,535
Shares redeemed	(35,111)	(29,627)	(1,054,481)	(663,256)

Net increase (decrease) in shares outstanding	3,260	154,317	(840,296)	9,181,029

MFS Total Return ($)
Shares sold	$700,283	$3,111,084	$3,996,420	$177,142,864
Dividends reinvested	—	298,400	—	760,095
Shares redeemed	(649,024)	(537,913)	(19,655,531)	(12,043,567)

Net increase (decrease)	$51,259	$2,871,571	$(15,659,111)	$165,859,392

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

MFS Total Return (Number of Shares)
Shares sold	682,178	3,545,660	233,225	823,528
Dividends reinvested	—	4,774,701	—	144,045
Shares redeemed	(6,895,546)	(6,947,559)	(252,118)	(219,833)

Net increase (decrease) in shares outstanding	(6,213,368)	1,372,802	(18,893)	747,740

MFS Total Return ($)
Shares sold	$12,609,589	$65,659,927	$4,292,483	$15,127,467
Dividends reinvested	—	85,275,810	—	2,560,030
Shares redeemed	(128,276,903)	(126,949,375)	(4,655,928)	(4,034,786)

Net increase (decrease)	$(115,667,314)	$23,986,362	$(363,445)	$13,652,711

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I		Class S

	Six Months	April 29,	Six Months	May 02,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

MFS Utilities (Number of Shares)
Shares sold	42,462	1,522,678	2,384,406	17,558,486
Dividends reinvested	—	13,630	—	403,147
Shares redeemed	(105,976)	(1,037,177)	(2,260,462)	(2,901,554)

Net increase (decrease) in shares outstanding	(63,514)	499,131	123,944	15,060,079

MFS Utilities ($)
Shares sold	$495,331	$15,968,815	$28,131,424	$196,227,918
Dividends reinvested	—	155,516	—	4,595,874
Shares redeemed	(1,250,057)	(11,679,201)	(26,398,819)	(32,174,809)

Net increase (decrease)	$(754,726)	$4,445,130	$1,732,605	$168,648,983

	Class ADV	Class I

	April 28,	Six Months
	2006(1) to	Ended	Year Ended
	June 30,	June 30,	December 31,
	2006	2006	2005

Oppenheimer Main Street (Number of Shares)
Shares sold	56	142,893	198,845
Dividends reinvested	—	—	772
Shares redeemed	—	(51,376)	(62,649)

Net increase in shares outstanding	56	91,517	136,968

Oppenheimer Main Street ($)
Shares sold	$1,032	$2,594,917	$3,332,894
Dividends reinvested	—	—	12,684
Shares redeemed	—	(926,088)	(1,058,076)

Net increase	$1,032	$1,668,829	$2,287,502

	Class S		Class S2

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Oppenheimer Main Street (Number of Shares)
Shares sold	658,905	658,204	22,783	87,174
Dividends reinvested	—	329,177	—	1,990
Shares redeemed	(3,028,936)	(6,427,712)	(7,862)	(10,068)

Net increase (decrease) in shares outstanding	(2,370,031)	(5,440,331)	14,921	79,096

Oppenheimer Main Street ($)
Shares sold	$11,704,074	$10,927,960	$408,097	$1,441,514
Dividends reinvested	—	5,414,962	—	32,636
Shares redeemed	(54,701,561)	(107,401,215)	(142,921)	(167,583)

Net increase (decrease)	$(42,997,487)	$(91,058,293)	$265,176	$1,306,567

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class ADV	Class I	Class S

	April 28,	April 28,	Six Months
	2006(1) to	2006(1) to	Ended	Year Ended
	June 30,	June 30,	June 30,	December 31,
	2006	2006	2006	2005

PIMCO Core Bond (Number of Shares)
Shares sold	95	55,312,337	13,115,273	39,852,774
Dividends reinvested	—	—	—	3,697,361
Shares redeemed	—	(2,285,535)	(54,328,378)	(12,767,016)

Net increase (decrease) in shares outstanding	95	53,026,802	(41,213,105)	30,783,119

PIMCO Core Bond ($)
Shares sold	$1,015	$590,107,712	$140,312,685	$432,381,980
Dividends reinvested	—	—	—	39,561,768
Shares redeemed	—	(24,322,135)	(579,771,209)	(138,517,660)

Net increase (decrease)	$1,015	$565,785,577	$(439,458,524)	$333,426,088

	Class S2

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2006	2005

PIMCO Core Bond (Number of Shares)
Shares sold	325,152	914,230
Dividends reinvested	—	131,529
Shares redeemed	(132,731)	(232,456)

Net increase in shares outstanding	192,421	813,303

PIMCO Core Bond ($)
Shares sold	$3,463,556	$9,888,436
Dividends reinvested	—	1,404,733
Shares redeemed	(1,415,819)	(2,491,477)

Net increase	$2,047,737	$8,801,692

	Class I		Class S

	Six Months	April 29,	Six Months
	Ended	2005(1) to	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

PIMCO High Yield Bond (Number of Shares)
Shares sold	11,344,603	93,241	9,890,530	20,028,412
Dividends reinvested	172,467	855	2,257,206	4,715,630
Shares redeemed	(402,840)	(11,680)	(16,386,857)	(20,460,931)

Net increase (decrease) in shares outstanding	11,114,230	82,416	(4,239,121)	4,283,111

PIMCO High Yield Bond ($)
Shares sold	$116,033,035	$949,450	$101,118,269	$205,833,059
Dividends reinvested	1,738,368	8,714	23,065,801	48,556,293
Shares redeemed	(4,069,343)	(119,811)	(167,711,996)	(210,411,819)

Net increase (decrease)	$113,702,060	$838,353	$(43,527,926)	$43,977,533

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I		Class S

	Six Months	April 29,	Six Months	May 03,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Pioneer Fund (Number of Shares)
Shares sold	56,856	2,916,903	150,451	7,739,567
Dividends reinvested	—	11,853	—	30,124
Shares redeemed	(262,950)	(366,878)	(743,766)	(297,057)

Net increase (decrease) in shares outstanding	(206,094)	2,561,878	(593,315)	7,472,634

Pioneer Fund ($)
Shares sold	$672,758	$31,102,498	$1,727,535	$83,012,125
Dividends reinvested	—	132,275	—	336,186
Shares redeemed	(3,031,940)	(4,043,147)	(8,572,829)	(3,168,741)

Net increase (decrease)	$(2,359,182)	$27,191,626	$(6,845,294)	$80,179,570

	Class I

	Six Months	May 02,
	Ended	2005(1) to
	June 30,	December 31,
	2006	2005

Pioneer Mid Cap Value (Number of Shares)
Shares sold	7,441,856	2,355,362
Shares redeemed	(331,031)	(332,789)

Net increase in shares outstanding	7,110,825	2,022,573

Pioneer Mid Cap Value ($)
Shares sold	$86,289,590	$25,097,674
Shares redeemed	(3,748,598)	(3,507,760)

Net increase	$82,540,992	$21,589,914

	Class S

	Six Months	April 29,
	Ended	2005(1) to
	June 30,	December 31,
	2006	2005

Pioneer Mid Cap Value (Number of Shares)
Shares sold	2,734,833	64,999,675
Shares redeemed	(11,473,743)	(3,918,816)

Net increase (decrease) in shares outstanding	(8,738,910)	61,080,859

Pioneer Mid Cap Value ($)
Shares sold	$31,017,706	$689,283,469
Shares redeemed	(131,302,260)	(41,913,576)

Net increase (decrease)	$(100,284,554)	$647,369,893

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2006	2005

Stock Index (Number of Shares)
Shares sold	1,844,962	4,291,614
Shares redeemed	(2,981,973)	(5,004,273)

Net decrease in shares outstanding	(1,137,011)	(712,659)

Stock Index ($)
Shares sold	$21,906,333	$45,478,166
Shares redeemed	(35,068,687)	(54,826,161)

Net decrease	$(13,162,354)	$(9,347,995)

	Class ADV	Class I

	April 12,	Six Months	July, 29
	2006(1) to	Ended	2005(1) to
	June 30,	June 30,	December 31,
	2006	2006	2005

VP Index Plus International Equity (Number of Shares)
Shares sold	425	14,657,467	301,802
Dividends reinvested	—	—	5,142
Shares redeemed	—	(215,402)	(10,887)

Net increase in shares outstanding	425	14,442,065	296,057

VP Index Plus International Equity ($)
Shares sold	$5,013	$179,114,555	$3,168,044
Dividends reinvested	—	—	55,687
Shares redeemed	—	(2,521,862)	(117,319)

Net increase	$5,013	$176,592,693	$3,106,412

	Class S		Class S2

	Six Months	July 29,	January 10,
	Ended	2005(1) to	2006(1) to
	June 30,	December 31,	June 30,
	2006	2005	2006

VP Index Plus International Equity (Number of Shares)
Shares sold	17,326,473	2,522,757	26,394
Dividends reinvested	—	62	—
Shares redeemed	(12,562,263)	(5)	(2,300)

Net increase in shares outstanding	4,764,210	2,522,814	24,094

VP Index Plus International Equity ($)
Shares sold	$204,949,114	$25,246,794	$306,843
Dividends reinvested	—	673	—
Shares redeemed	(151,305,294)	(55)	(29,136)

Net increase	$53,643,820	$25,247,412	$277,707

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% (10% for Liquid Assets) of the Portfolios’ net assets, at market value, at time of purchase.

			Initial			Percent
		Principal	Acquisition			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets

Global Resources	Arena Resources, Inc.	$194,000	05/25/06	$5,687,620	$6,652,260	1.2%
	PetroHawk Energy Corp.	269,600	01/03/06	3,933,842	3,396,960	0.6%

				$9,621,462	$10,049,220	1.8%

Janus Contrarian	Ballarpur GDR	74,559	11/13/03	$616,603	$853,040	0.7%
	All America Latina Logistica SA GDR	7,400	09/28/05	279,128	502,276	0.4%

				$895,731	$1,355,316	1.1%

Liquid Assets	Goldman Sachs Group LP, 4.610%, due 02/14/07	9,500,000	02/13/06	$9,500,000	$9,500,000	0.9%
	Goldman Sachs Group LP, 5.389%, due 5/11/07	10,000,000	04/11/06	10,000,000	10,000,000	0.9%
	Money Market Trust, 5.444%, due 07/10/07	23,000,000	07/30/04	23,000,000	23,000,000	2.1%
	Newcastle CDO I Ltd., 5.353%, due 09/24/38	9,500,000	10/23/03	9,500,000	9,500,000	0.9%
	Newcastle CDO III Corp., 5.353%, due 09/24/38	10,500,000	09/22/05	10,500,000	10,500,000	0.9%

				$62,500,000	$62,500,000	5.7%

PIMCO Core Bond	Credit Default Swaps
	Ford Motor Credit Company 7.00% due 10/1/2013, receive 3.75%	1,000,000	04/11/05	—	9,855	0.0%
	Ford Motor Credit Company 7.00% due 10/1/2013, receive 3.60%	500,000	04/13/05	—	4,229	0.0%
	Ford Motor Credit Company 7.00% due 10/1/2013, receive 4.75%	2,000,000	05/09/05	—	38,323	0.0%
	Ford Motor Credit Company 7.00% due 10/1/2013, receive 5.00%	3,600,000	12/15/05	—	54,293	0.0%
	General Motors Acceptance Corporation 6.875% due 8/28/2012, receive 1.75%	2,400,000	07/14/05	—	2,258	0.0%
	RadioShack Corporation, 7.375%, due 5/15/2011	700,000	9/29/03	—	3,085	0.0%
	Republic of Turkey 11.875%, due 1/15/2030, pay 2.26%	1,200,000	09/16/05	—	23,104	0.0%
	Republic of Turkey 11.875%, due 1/15/2030, pay 2.11%	500,000	09/26/05	—	13,284	0.0%
	Republic of Turkey 11.875%, due 1/15/2030, pay 2.20%	600,000	09/20/05	—	13,990	0.0%
	Russian Federation 2.25% due 3/31/2030, receive 0.77%	100,000	05/18/05	—	305	0.0%
	Russian Federation 5.00% due 3/31/2030, receive 0.61%	1,900,000	03/11/05	—	2,662	0.0%
	Russian Federation 5.00% due 3/31/2030, receive 0.70%	2,100,000	03/15/05	—	4,283	0.0%
	Interest Rate Swaps
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: JPMorgan Chase Bank, N.A.	11,400,000	11/10/05	$(408,827)	$218,678	0.0%
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Morgan Stanley Capital Services Inc.	57,400,000	06/20/05	(3,131,890)	1,101,061	0.1%
	Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC	15,500,000	06/21/06	285,995	367,428	0.0%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC	5,700,000	01/11/06	(45,581)	196,731	0.0%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty:	14,900,000	01/12/06	(53,037)	514,262	0.0%
	Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	2,300,000	06/27/06	245,505	246,156	0.0%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	26,100,000	06/05/06	1,106,901	1,429,628	0.1%
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers International, Inc.	5,200,000	06/05/06	220,532	284,830	0.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES (continued)

			Initial			Percent
		Principal	Acquisition			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets

	Options
	European Style Put Swaption OTC 3 Month Libor — Fund Receives Floating Strike @ 6.25%* Exp 04/27/2009	$500,000	04/28/04	$35,750	$21,228	0.0%
	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 4.50%* Exp 10/18/2006	36,900,000	10/18/05	160,515	37	0.0%
	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 4.50%* Exp 10/04/2006	16,400,000	10/05/05	83,640	—	0.0%
	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 4.50%* Exp 10/04/2006	9,100,000	10/04/05	46,410	—	0.0%
	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 4.73%* Exp 02/01/2007	40,200,000	02/15/06	137,685	7,517	0.0%
	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 4.75%* Exp 08/08/2006	48,500,000	11/08/05	197,880	—	0.0%
	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 5.08%* Exp 04/19/2007	47,800,000	05/02/06	160,728	69,119	0.0%
	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 5.13%* Exp 10/25/2006	12,300,000	05/30/06	19,373	3,690	0.0%
	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 5.25%* Exp 06/07/2007	68,000,000	06/07/06	299,200	186,660	0.0%
	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 5.75%* Exp 04/27/2009	500,000	04/28/04	25,850	29,112	0.0%
	Securities
	Charter Communications Holdings LLC, 7.755%, due 04/25/13	1,000,000	04/25/06	1,000,000	1,003,493	0.1%
	Countrywide Alternative Loan Trust, 0.419%, due 05/25/35	7,295,227	03/06/06	61,105	21,296	0.0%
	First Horizon Alternative Mortgage Securities, 0.010%, due 01/25/36	82,718,352	04/10/06	309,930	81,138	0.0%
	Nordic Telephone Co. APS, 0.000%, due 11/30/13	1,150,000	05/18/06	1,496,999	1,486,828	0.1%
	Nordic Telephone Co. APS, 9.405%, due 11/30/14	1,150,000	05/18/06	1,496,999	1,492,742	0.1%
	Roundy’s Inc., 7.870%, due 11/01/11	497,500	02/03/06	496,132	501,283	0.0%
	Roundy’s Inc., 8.170%, due 10/27/11	500,000	02/03/06	498,622	503,802	0.0%
	SigmaKalon Group BV, 5.491%, due 06/30/12	394,000	11/10/05	458,184	503,993	0.0%
	SigmaKalon Group BV, 5.522%, due 09/19/12	535,814	11/10/05	623,100	691,729	0.1%
	SigmaKalon Group BV, 5.522%, due 09/19/12	293,023	01/26/06	340,758	367,443	0.0%
	SigmaKalon Group BV, 5.522%, due 09/19/12	71,163	01/26/06	82,755	91,870	0.0%
	SigmaKalon Group BV, 6.022%, due 09/19/13	63,192	01/26/06	73,485	81,994	0.0%
	SigmaKalon Group BV, 6.022%, due 09/19/13	582,178	11/10/05	677,017	755,409	0.1%
	SigmaKalon Group BV, 6.022%, due 09/19/13	204,547	01/26/06	237,869	265,412	0.0%
	SigmaKalon Group BV, 6.022%, due 09/19/13	50,084	01/26/06	58,242	64,986	0.0%
	United Airlines, Inc., 9.350%, due 04/07/16	215,524	12/27/01	166,497	60,482	0.0%
	Wind Acquisitions, 0.000%, due 06/17/13	1,300,000	05/08/06	1,655,755	1,669,001	0.1%
	Wind Acquisitions, 0.000%, due 06/17/14	1,300,000	05/08/06	1,655,755	1,677,315	0.1%

				$10,775,833	$16,166,024	0.9%

PIMCO High Yield	Credit Default Swaps
	AES Corporation 8.75% due 06/15/2008, receive 0.95%	2,000,000	04/11/06	—	1,869	0.0%
	Arvinmeritor, Inc. 8.75% due 03/01/2012, receive 2.40%	1,000,000	02/14/06	—	11,223	0.0%
	Bombadier Inc. 6.75% due 05/01/2012, receive 1.85%	2,000,000	10/11/05	—	7,014	0.0%
	CMS Energy Corporation 6.875% due 12/15/2015, receive 1.76%	1,500,000	06/12/06	—	7,722	0.0%
	CMS Energy Corporation 7.50% due 01/15/2009, receive 1.80%	1,225,000	12/06/05	—	10,262	0.0%
	Dow Jonex CDX.NA.HY.6, receive 3.45%	5,000,000	06/21/06	—	29,295	0.0%
	General Motors Acceptance Corporation 6.75% due 12/01/2014, receive 3.45%	3,000,000	05/24/06	—	14,366	0.0%
	Lear Corporation 8.11% due 05/15/2009, receive 7.75%	2,200,000	02/13/06	—	86,707	0.0%
	Russian Federation 5% Step Up due 03/31/2030, receive 0.44%	2,000,000	06/14/06	—	356	0.0%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 10 — ILLIQUID SECURITIES (continued)

			Initial			Percent
		Principal	Acquisition			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets

	Interest Rate Swaps
	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers Special Financing Inc.	$9,300,000	06/05/06	$394,413	$509,408	0.1%
	Securities
	Amadeus Halde 144A Term B, 5.813%, due 04/08/13	1,500,000	01/17/06	1,826,465	1,942,447	0.2%
	Amadeus Halde 144A Term C, 6.313%, due 04/08/14	1,500,000	01/17/06	1,826,603	1,950,712	0.3%
	Bombardier Capital, Inc., 7.090%, due 03/30/07	2,000,000	04/30/04	2,042,216	2,010,000	0.3%
	Charter Communications, Inc., 8.375%, due 04/30/14	2,000,000	11/18/04	2,052,646	2,012,500	0.3%
	Continental Airlines, Inc., 6.920%, due 04/02/13	1,424,022	04/30/04	1,359,742	1,433,762	0.2%
	Eastman Kodak Co., 7.699%, due 10/18/12	416,667	12/19/05	418,134	416,477	0.1%
	Ferrellfas Partners LP/Ferrellgas Partners Finance, 8.750%, due 06/15/12	2,000,000	04/30/04	2,112,730	2,040,000	0.3%
	Goodyear Tire & Rubber Co., 7.954%, due 04/01/10	3,000,000	04/01/05	3,000,000	3,016,251	0.4%
	Hawaiian Telcom Communications, 7.230%, due 10/31/12	2,000,000	12/19/05	2,010,477	2,011,562	0.3%
	Headwaters, Inc., 7.330%, due 04/30/11	1,348,438	12/06/04	1,363,841	1,352,652	0.2%
	Health Corp., 8.520%, due 02/02/13	3,000,000	03/07/06	3,000,000	3,002,946	0.4%
	Hertz Corp., 0.000%, due 12/21/12	138,712	12/20/05	138,712	139,122	0.0%
	Hertz Corp., 7.380%, due 12/21/12	379,333	03/31/06	379,333	380,446	0.0%
	Hertz Corp., 7.410%, due 12/21/12	379,333	03/31/06	379,333	380,446	0.0%
	Hertz Corp., 7.580%, due 12/21/12	376,488	12/20/05	376,488	377,593	0.0%
	Hertz Corp., 8.875%, due 01/01/14	3,150,000	12/20/05	3,207,117	3,244,500	0.4%
	Intelsat, 0.000%, due 04/24/16	1,875,000	10/24/05	1,872,656	1,878,833	0.2%
	Invensys PLC, 8.831%, due 09/05/09	152,851	04/30/04	153,194	153,998	0.0%
	Invensys PLC, 10.081%, due 09/05/09	1,600,000	04/30/04	1,608,338	1,620,000	0.2%
	Nortel Networks Corp., 8.625%, due 02/15/07	2,000,000	05/08/06	2,000,000	1,998,750	0.3%
	Nortel Networks Ltd, 10.125%, due 07/15/13	1,425,000	06/29/06	1,425,000	1,457,063	0.2%
	Nordic Telephone Co. APS, 0.000%, due 11/30/13	850,000	04/19/06	1,064,029	1,098,960	0.1%
	Nordic Telephone Co. APS, 9.405%, due 11/30/14	850,000	04/19/06	1,064,029	1,103,331	0.1%
	SigmaKalon Group BV, 5.491%, due 06/30/12	984,772	12/13/05	1,139,836	1,259,691	0.2%
	Service Corp. International, 5.000%, due 04/02/16	3,800,000	05/04/06	3,800,000	3,815,547	0.5%
	Weather Investment, 4.955%, due 06/17/12	1,100,000	05/09/06	1,405,870	1,399,274	0.2%
	Windstream Corp., 8.625%, due 08/01/16	1,825,000	06/28/06	1,783,142	1,875,187	0.2%
	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,200,000	11/22/05	1,200,000	1,281,000	0.2%
	Wind Acquisitions, 0.000%, due 06/17/13	600,000	05/09/06	766,838	770,308	0.1%

				$45,171,182	$46,101,580	6.0%

NOTE 11 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2006, the Portfolio had securities on loan with the following market values:

	Value of
	Securities	Value of
	Loaned	Collateral

Eagle Asset Capital Appreciation	$22,247,252	$22,696,564
Global Resources	113,794,143	115,234,563
International	13,225,801	13,478,400
Janus Contrarian	22,539,081	23,325,189
JPMorgan Emerging Markets Equity	70,248,781	70,647,236
JPMorgan Small Cap Equity	83,973,677	86,755,464
Julius Baer Foreign	128,168,539	130,204,446
Legg Mason Partners All Cap	59,253,007	61,065,710
Limited Maturity Bond	32,475,183	33,141,949

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

	Value of
	Securities	Value of
	Loaned	Collateral

Liquid Assets	$1,000,710	$1,031,025
Marsico Growth	138,598,954	141,278,456
Marsico International Opportunities	4,958,645	5,068,039
MFS Mid Cap Growth	156,028,410	158,335,413
MFS Total Return	348,195,935	356,458,382
Oppenheimer Main Street	44,575,191	45,638,373
PIMCO Core Bond	50,967,628	51,912,610
PIMCO High Yield	154,603,329	157,840,922
Pioneer Mid Cap Value	122,350,982	126,075,341
Stock Index	37,907,405	38,915,689
VP Index Plus International Equity	274,839	287,286

NOTE 12 — REORGANIZATIONS

On December 3, 2005, JPMorgan Emerging Markets Equity as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of the ING VP Emerging Markets Fund, Inc., also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan or reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquired
			Total net assets	Portfolio
		Total net assets	of Acquiring	Unrealized
		of Acquired	Portfolio	Appreciation	Conversion
Acquiring Portfolio	Acquired Portfolio	Portfolio (000’s)	(000’s)	(000’s)	Ratio

JPMorgan Emerging Markets Equity	ING VP Emerging Markets Fund	$33,852	$359,564	$7,642	0.7244

The net assets of JPMorgan Emerging Markets Equity after the acquisition were approximately $393,415,482.

On April 28, 2006, Liquid Assets Portfolio as listed below (”Acquiring Portfolio”), acquired the assets and certain liabilities of the USLICO Money Market Portfolio, also listed below (”Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan or reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 9 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization dates were as follows:

Acquired
			Total net assets	Portfolio
		Total net assets	of Acquiring	Unrealized
		of Acquired	Portfolio	Appreciation	Conversion
Acquiring Portfolio	Acquired Portfolio	Portfolio (000’s)	(000’s)	(000’s)	Ratio

Liquid Assets	USLICO Money Market	$5,718	$878,274	$0	1.00

The net assets of Liquid Assets after the acquisition were approximately $883,991,362.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months
	Ended	Year Ended
	June 30, 2006	December 31, 2005

	Ordinary	Ordinary	Long-Term
	Income	Income	Capital Gains

Eagle Asset Capital Appreciation	$—	$2,522,152	$—
Evergreen Health Sciences	—	4,352,941	893,641
Evergreen Omega	—	62,582	—
Global Resources	—	5,099,208	11,121,320
International	—	6,746,156	7,779,546
Janus Contrarian	—	46,102	—
JPMorgan Emerging Markets Equity	—	163,744	—
JPMorgan Small Cap Equity	—	11,689,196	13,039,770
Julius Baer Foreign	—	36,757,440	23,516,981
Legg Mason Partners All Cap	—	2,063,345	—
Legg Mason Value	—	—	892,026
Limited Maturity Bond	—	15,914,717	932,054
Liquid Assets	19,400,706	24,869,550	—
Marsico International Opportunities	—	2,884,851	—
MFS Total Return	—	37,772,127	51,122,208
MFS Utilities	—	5,071,489	—
Oppenheimer Main Street	—	5,460,282	—
PIMCO Core Bond	—	40,966,501	—
PIMCO High Yield	24,804,169	48,565,007	—
Pioneer Fund	—	481,284	—
VP Index Plus International Equity	—	615,883	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 was as follows:

				Post-October	Post-October
	Undistributed	Undistributed	Unrealized	Capital	Currency
	Ordinary	Long Term	Appreciation/	Losses	Losses	Capital Loss	Expiration
	Income	Capital Gains	(Depreciation)	Deferred	Deferred	Carryforwards	Dates

Eagle Asset Capital Appreciation	$9,052,180	$6,326,022	$11,556,814	$—	$—	$—	—
Evergreen Health Sciences	72,880	—	6,825,923	—	—	—	—
Evergreen Omega	—	—	9,390,588	—	—	$(187,352)	2012
						(2,389,083)	2013

						$(2,576,435)

Global Resources	51,244,971	15,153,798	44,200,621	—	(1,503,070)	—	—
International	4,194,037	23,818,791	23,421,033	—	(48,886)	—	—
Janus Contrarian	659,554	4,960,900	18,487,274	—	—	—	—
JPMorgan Emerging Markets Equity	3,175,472	6,807,290	84,697,947	—	—	$(526,369)	2009
						(1,210,238)	2010

						$(1,736,607)

JPMorgan Small Cap Equity	7,122,951	2,919,223	23,880,673	—	—	—	—
JPMorgan Value Opportunities	5,035,229	11,254	4,739,852	—	—	—	—
Julius Baer Foreign	134,772	—	96,033,855	—	(2,008,842)	—	—
Legg Mason Partners All Cap	2,972,983	2,735,551	51,052,234	—	(1,529)	—	—
Legg Mason Value	512,995	1,908,073	84,965,997	—	(4,808)	—	—
Limited Maturity Bond	11,950,169	—	(1,837,369)	(322,019)	—	(2,839,190)	2013
Liquid Assets	—	—	—	—	—	(154,153)	2012
Marsico Growth	—	—	255,692,169	—	—	$(312,665,975)	2009
						(367,059,276)	2010
						(110,597,085)	2011

						$(790,322,336)

Marsico International Opportunities	965,742	—	18,906,907	—	(71,795)	—	—
MFS Mid Cap Growth	—	—	97,011,413	—	—	(904,464,679)	2010
MFS Total Return	47,834,127	62,736,746	80,487,133	(2,080,081)	(4,138)	—	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

				Post-October	Post-October
	Undistributed	Undistributed	Unrealized	Capital	Currency
	Ordinary	Long Term	Appreciation/	Losses	Losses	Capital Loss	Expiration
	Income	Capital Gains	(Depreciation)	Deferred	Deferred	Carryforwards	Dates

MFS Utilities	$1,184,733	—	$35,909	—	—	—	—
Oppenheimer Main Street	5,860,825	—	32,755,583	—	—	$(52,427,458)	2009
						(181,337,961)	2010
						(6,207,803)	2011

						$(239,973,222)

PIMCO Core Bond	32,906,429	—	(8,457,231)	$(5,369,206)	—	(284,153)	2013
PIMCO High Yield	2,434,787	$5,169,747	4,368,966	(324,687)	—	—	—
Pioneer Fund	173	—	3,455,314	—	—	—	—
Pioneer Mid Cap Value	3,332,217	—	23,960,789	(2,180,259)	—	—	—
Stock Index	8,081,666	1,324,181	31,466,117	—	—	—	—
VP Index Plus International Equity	652,816	—	1,504,623	—	$(18,001)	—	—

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds are currently assessing the impact, if any, that will result from adopting FIN 48.

NOTE 14 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS

In 2004, ING Investments and DSI reported to the Boards of Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments, DSI and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments and DSI have advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments and DSI reported that management of U.S. affiliates of ING Groep N.V., including ING Investments and DSI (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments and DSI have advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments and DSI further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments and DSI have advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 14 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS (continued)

Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments and DSI reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/ A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/ A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments and DSI reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments and DSI advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments and DSI reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments and DSI reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e.,

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 14 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS (continued)

dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2006, the following Portfolio declared dividends and distributions of:

	Per Share Amounts

	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

Eagle Asset Capital Appreciation
Class S	$0.1962	$0.7630	$0.6701	July 6, 2006	June 30, 2006
Class S2	$0.1897	$0.7630	$0.6701	July 6, 2006	June 30, 2006

Evergreen Health Sciences
Class A	$—	$0.0046	$—	July 6, 2006	June 30, 2006
Class I	$—	$0.0046	$—	July 6, 2006	June 30, 2006
Class S	$—	$0.0046	$—	July 6, 2006	June 30, 2006
Class S2	$—	$0.0046	$—	July 6, 2006	June 30, 2006

Global Resources
Class I	$0.0709	$2.1590	$0.6501	July 6, 2006	June 30, 2006
Class S	$0.0393	$2.1590	$0.6501	July 6, 2006	June 30, 2006
Class S2	$0.0221	$2.1590	$0.6501	July 6, 2006	June 30, 2006

International
Class I	$0.2178	$0.0745	$1.4814	July 6, 2006	June 30, 2006
Class S	$0.1873	$0.0745	$1.4814	July 6, 2006	June 30, 2006
Class S2	$0.1749	$0.0745	$1.4814	July 6, 2006	June 30, 2006

Janus Contrarian
Class I	$0.0782	$0.0176	$0.5666	July 6, 2006	June 30, 2006
Class S	$0.0586	$0.0176	$0.5666	July 6, 2006	June 30, 2006
Class S2	$0.0490	$0.0176	$0.5666	July 6, 2006	June 30, 2006

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts

	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

JPMorgan Emerging Markets Equity
Class A	$0.1068	$—	$0.1920	July 6, 2006	June 30, 2006
Class I	$0.1068	$—	$0.1920	July 6, 2006	June 30, 2006
Class S	$0.0851	$—	$0.1920	July 6, 2006	June 30, 2006
Class S2	$0.0783	$—	$0.1920	July 6, 2006	June 30, 2006

JPMorgan Small Cap Equity
Class A	$—	$0.2365	$0.0982	July 6, 2006	June 30, 2006
Class I	$0.0090	$0.2365	$0.0982	July 6, 2006	June 30, 2006
Class S	$—	$0.2365	$0.0982	July 6, 2006	June 30, 2006
Class S2	$—	$0.2365	$0.0982	July 6, 2006	June 30, 2006

JPMorgan Value Opportunities
Class A	$0.0856	$0.1352	$0.0005	July 6, 2006	June 30, 2006
Class I	$0.0856	$0.1352	$0.0005	July 6, 2006	June 30, 2006
Class S	$0.0424	$0.1352	$0.0005	July 6, 2006	June 30, 2006
Class S2	$0.0748	$0.1352	$0.0005	July 6, 2006	June 30, 2006

Julius Baer Foreign
Class A	$—	$0.0017	$—	July 6, 2006	June 30, 2006
Class I	$—	$0.0017	$—	July 6, 2006	June 30, 2006
Class S	$—	$0.0017	$—	July 6, 2006	June 30, 2006
Class S2	$—	$0.0017	$—	July 6, 2006	June 30, 2006

Legg Mason Partners All Cap
Class A	$0.1487	$—	$0.0989	July 6, 2006	June 30, 2006
Class I	$0.1487	$—	$0.0989	July 6, 2006	June 30, 2006
Class S	$0.1075	$—	$0.0989	July 6, 2006	June 30, 2006
Class S2	$0.1078	$—	$0.0989	July 6, 2006	June 30, 2006

Legg Mason Value
Class A	$—	$0.0074	$0.0274	July 6, 2006	June 30, 2006
Class I	$—	$0.0074	$0.0274	July 6, 2006	June 30, 2006
Class S	$—	$0.0074	$0.0274	July 6, 2006	June 30, 2006
Class S2	$—	$0.0074	$0.0274	July 6, 2006	June 30, 2006

Limited Maturity Bond
Class A	$0.4189	$—	$—	July 6, 2006	June 30, 2006
Class I	$0.4189	$—	$—	July 6, 2006	June 30, 2006
Class S	$0.3900	$—	$—	July 6, 2006	June 30, 2006
Class S2	$0.4189	$—	$—	July 6, 2006	June 30, 2006

Liquid Assets
Class I	$0.0043	$—	$—	August 1, 2006	Daily
Class S	$0.0041	$—	$—	August 1, 2006	Daily
Class S2	$0.0040	$—	$—	August 1, 2006	Daily

Marsico International Opportunities
Class A	$0.0106	$0.0388	$—	July 6, 2006	June 30, 2006
Class I	$0.0106	$0.0388	$—	July 6, 2006	June 30, 2006
Class S	$0.0035	$0.0388	$—	July 6, 2006	June 30, 2006
Class S2	$0.0106	$0.0388	$—	July 6, 2006	June 30, 2006

MFS Total Return
Class A	$0.3969	$0.1136	$0.7312	July 6, 2006	June 30, 2006
Class I	$0.4898	$0.1136	$0.7312	July 6, 2006	June 30, 2006
Class S	$0.4396	$0.1136	$0.7312	July 6, 2006	June 30, 2006
Class S2	$0.4242	$0.1136	$0.7312	July 6, 2006	June 30, 2006

MFS Utilities
Class A	$0.0235	$0.0626	$—	July 6, 2006	June 30, 2006
Class I	$0.0235	$0.0626	$—	July 6, 2006	June 30, 2006
Class S	$0.0132	$0.0626	$—	July 6, 2006	June 30, 2006
Class S2	$0.0235	$0.0626	$—	July 6, 2006	June 30, 2006

Oppenheimer Main Street
Class A	$0.2429	$—	$—	July 6, 2006	June 30, 2006
Class I	$0.2429	$—	$—	July 6, 2006	June 30, 2006
Class S	$0.1938	$—	$—	July 6, 2006	June 30, 2006
Class S2	$0.1901	$—	$—	July 6, 2006	June 30, 2006

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts

	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

PIMCO Core Bond
Class A	$0.3088	$—	$—	July 6, 2006	June 30, 2006
Class I	$0.3088	$—	$—	July 6, 2006	June 30, 2006
Class S	$0.2697	$—	$—	July 6, 2006	June 30, 2006
Class S2	$0.2717	$—	$—	July 6, 2006	June 30, 2006

PIMCO High Yield
Class A	$—	$0.0239	$0.0666	July 6, 2006	June 30, 2006
Class I	$—	$0.0239	$0.0666	July 6, 2006	June 30, 2006
Class S	$—	$0.0239	$0.0666	July 6, 2006	June 30, 2006
Class A	$0.0440	$—	$—	August 1, 2006	Daily
Class I	$0.0631	$—	$—	August 1, 2006	Daily
Class S	$0.0610	$—	$—	August 1, 2006	Daily

Pioneer Mid Cap Value
Class A	$0.0332	$0.0301	$—	July 6, 2006	June 30, 2006
Class I	$0.0332	$0.0301	$—	July 6, 2006	June 30, 2006
Class S	$0.0226	$0.0301	$—	July 6, 2006	June 30, 2006

Stock Index
Class I	$0.1919	$0.0538	$0.0403	July 6, 2006	June 30, 2006

VP Index Plus International Equity
Class A	$0.0038	$0.0272	$0.0001	July 6, 2006	June 30, 2006
Class I	$0.0038	$0.0272	$0.0001	July 6, 2006	June 30, 2006
Class S	$0.0001	$0.0272	$0.0001	July 6, 2006	June 30, 2006
Class S2	$0.0038	$0.0272	$0.0001	July 6, 2006	June 30, 2006

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED SMALL CAP VALUE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)

Real Estate Investment Trust	12.4%

Insurance	8.5%

Electric	6.2%

Oil and Gas	5.9%

Retail	5.5%

Commercial Services	3.9%

Banks	3.4%

Computers	3.2%

Savings and Loans	3.2%

Food	2.9%

Semiconductors	2.8%

Miscellaneous Manufacturing	2.7%

1.0% — 2.5% Industries(1)	31.9%

<1.0% Industries(2)	7.7%

Other Assets and Liabilities, Net*	(0.2)%

100.0%

*	Includes short-term investments related to repurchase agreement.

(1)	Includes twenty industries, which each represents 1.0% — 2.5% of net assets.

(2)	Includes nineteen industries, which each represents < 1.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 100.2%
		Aerospace/ Defense: 1.0%
2,300	@	Armor Holdings, Inc.	$126,109
2,700		Curtiss-Wright Corp.	83,376
5,500		Kaman Corp.	100,100
1,600	@	Sequa Corp.	130,400

			439,985

		Airlines: 1.5%
2,400	@	Alaska Air Group, Inc.	94,608
15,700	@	Mesa Air Group, Inc.	154,645
10,000	@	Republic Airways Holdings, Inc.	170,200
10,700		Skywest, Inc.	265,360

			684,813

		Apparel: 2.3%
12,000		Kellwood Co.	351,240
5,600	@	Perry Ellis International, Inc.	141,736
18,700		Russell Corp.	339,592
11,000	@	Warnaco Group, Inc.	205,480

			1,038,048

		Auto Parts & Equipment: 2.2%
10,100		American Axle & Manufacturing Holdings, Inc.	172,811
19,700		ArvinMeritor, Inc.	338,643
4,000		Bandag, Inc.	146,360
9,700		Modine Manufacturing Co.	226,592
3,600		Superior Industries International	65,844
2,400	@	Tenneco, Inc.	62,400

			1,012,650

		Banks: 3.4%
5,200		Bancorpsouth, Inc.	141,700
6,300		Beverly Hills Bancorp, Inc.	60,606
2,000		Central Pacific Financial Corp.	77,400
3,100		Chittenden Corp.	80,135
2,900		Citizens Banking Corp.	70,789
15,200		Community Bank System, Inc.	306,584
400		First Citizens BancShares, Inc./ NC	80,200
6,000		Fremont General Corp.	111,360
3,300		Greater Bay Bancorp	94,875
1,300		Hancock Holding Co.	72,800
3,200		Old National Bancorp./ IN	63,904
2,200		Provident Bankshares Corp.	80,058
3,200		Susquehanna Bancshares, Inc.	76,480
1,800		Texas Regional Bancshares, Inc.	68,256
2,200		Trustmark Corp.	68,134
2,900		Umpqua Holdings Corp.	74,385
1,700		United Bankshares, Inc.	62,271

			1,589,937

		Biotechnology: 0.7%
4,600	@	Applera Corp. — Celera Genomics Group	59,570
1,200	@	Bio-Rad Laboratories, Inc.	77,928
4,800	@	Vertex Pharmaceuticals, Inc.	176,208

			313,706

		Building Materials: 0.1%
800	@	Genlyte Group, Inc.	57,944

			57,944

		Chemicals: 1.1%
2,100		HB Fuller Co.	91,497
4,600	@@	Innospec, Inc.	116,932
1,500		Minerals Technologies, Inc.	78,000
10,400		Sensient Technologies Corp.	217,464

			503,893

		Commercial Services: 3.9%
18,900	@, @@	Alderwoods Group, Inc.	367,794
1,700		Banta Corp.	78,761
8,600	@	BearingPoint, Inc.	71,982
1,700	@	Dollar Thrifty Automotive Group	76,619
4,600	@	MPS Group, Inc.	69,276
14,100	@	NCO Group, Inc.	372,804
3,500	@	PHH Corp.	96,390
5,500	@	Quanta Services, Inc.	95,315
10,100	@	SourceCorp.	250,379
26,100	@	Spherion Corp.	238,032
3,200	@	United Rentals, Inc.	102,336

			1,819,688

		Computers: 3.2%
15,200		Agilysys, Inc.	273,600
17,400	@	Brocade Communications Systems, Inc.	106,836
3,700	@	Electronics for Imaging	77,256
10,900		Imation Corp.	447,445
102,600	@	McData Corp.	418,608
5,100	@	Palm, Inc.	82,110
4,700	@	Perot Systems Corp.	68,056

			1,473,911

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED SMALL CAP VALUE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Distribution/ Wholesale: 0.8%
10,900		Building Materials Holding Corp.	$303,783
1,500	@	United Stationers, Inc.	73,980

			377,763

		Diversified Financial Services: 1.3%
17,800		CharterMac	333,038
1,800	@	Investment Technology Group, Inc.	91,548
7,100	@	Knight Capital Group, Inc.	108,133
1,400	@	Piper Jaffray Cos.	85,694

			618,413

		Electric: 6.2%
73,700	@	Aquila, Inc.	310,277
13,500		Avista Corp.	308,205
3,200		Black Hills Corp.	109,856
5,300		CH Energy Group, Inc.	254,400
12,700		Cleco Corp.	295,275
5,600		Duquesne Light Holdings, Inc.	92,064
9,300	@	El Paso Electric Co.	187,488
11,000		Empire District Electric Co.	226,050
9,000		Idacorp, Inc.	308,610
2,500		NorthWestern Corp.	85,875
8,300		Otter Tail Corp.	226,839
32,000	@	Sierra Pacific Resources	448,000

			2,852,939

		Electrical Components & Equipment: 0.2%
3,200		Belden Cdt, Inc.	105,760

			105,760

		Electronics: 0.7%
1,000		Analogic Corp.	46,610
1,900	@	Coherent, Inc.	64,087
14,500		CTS Corp.	215,905

			326,602

		Engineering & Construction: 1.1%
2,200	@	EMCOR Group, Inc.	107,074
1,700		Granite Construction, Inc.	76,959
3,700	@	Shaw Group, Inc.	102,860
2,900	@	URS Corp.	121,800
1,900		Washington Group International, Inc.	101,346

			510,039

		Entertainment: 0.4%
2,000	@	Pinnacle Entertainment, Inc.	61,300
3,300	@	Steinway Musical Instruments	80,916
1,500	@	Vail Resorts, Inc.	55,650

			197,866

		Food: 2.9%
5,300		Corn Products International, Inc.	162,180
2,800		Flowers Foods, Inc.	80,192
8,700	@	Hain Celestial Group, Inc.	224,112
4,800		Ingles Markets, Inc.	81,600
8,200	@	Performance Food Group Co.	249,116
1,900	@	Ralcorp Holdings, Inc.	80,807
10,100		Ruddick Corp.	247,551
5,300		Weis Markets, Inc.	218,360

			1,343,918

		Forest Products & Paper: 1.0%
4,100		Bowater, Inc.	93,275
2,700		Potlatch Corp.	101,925
16,500		Rock-Tenn Co.	263,175

			458,375

		Gas: 2.4%
1,900		New Jersey Resources Corp.	88,882
2,900		Nicor, Inc.	120,350
6,800		Northwest Natural Gas Co.	251,804
2,700		Peoples Energy Corp.	96,957
10,300		Southwest Gas Corp.	322,802
7,400		WGL Holdings, Inc.	214,230

			1,095,025

		Hand/ Machine Tools: 0.5%
2,500		Kennametal, Inc.	155,625
1,500		Lincoln Electric Holdings, Inc.	93,975

			249,600

		Healthcare — Products: 0.3%
2,100		Invacare Corp.	52,248
4,000		Steris Corp.	91,440

			143,688

		Healthcare — Services: 1.8%
11,000	@	Genesis HealthCare Corp.	521,070
1,600	@	Magellan Health Services, Inc.	72,496
12,900	@	Res-Care, Inc.	258,000

			851,566

		Home Builders: 0.4%
11,800		Technical Olympic USA, Inc.	169,448

			169,448

		Home Furnishings: 1.6%
3,400		Bassett Furniture Industries, Inc.	62,934
1,400		Ethan Allen Interiors, Inc.	51,170
17,500		Furniture Brands International, Inc.	364,700
12,300		Kimball International, Inc.	242,433

			721,237

		Household Products/ Wares: 0.1%
1,300	@	Central Garden & Pet Co.	55,965

			55,965

		Insurance: 8.5%
3,600	@	American Physicians Capital, Inc.	189,324
5,200	@	Argonaut Group, Inc.	156,208
2,750		Delphi Financial Group	99,990
7,100		Donegal Group, Inc.	137,811
5,600		EMC Insurance Group, Inc.	161,056
5,000		FBL Financial Group, Inc.	162,000
4,500	@	Fpic Insurance Group, Inc.	174,375
3,500		Great American Financial Resources, Inc.	73,255
5,900		Harleysville Group, Inc.	187,148
11,700		Horace Mann Educators Corp.	198,315
4,700		Infinity Property & Casualty Corp.	192,700
6,000		Landamerica Financial Group, Inc.	387,600
300	@	National Western Life Insurance Co.	71,895
9,700		Ohio Casualty Corp.	288,381
20,500		Phoenix Cos., Inc.	288,640
7,500		Presidential Life Corp.	184,350
8,900	@	SeaBright Insurance Holdings, Inc.	143,379
4,600		Selective Insurance Group	257,002
8,200		Stewart Information Services Corp.	297,742
5,500	@	Triad Guaranty, Inc.	268,840

			3,920,011

		Internet: 1.8%
6,800	@	Avocent Corp.	178,500
25,600	@	Internet Capital Group, Inc.	230,400

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED SMALL CAP VALUE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Internet (continued)
26,300	@	Interwoven, Inc.	$225,654
14,500	@	Vignette Corp.	211,410

			845,964

		Investment Companies: 1.0%
4,000		Apollo Investment Corp.	73,920
23,700		MCG Capital Corp.	376,830

			450,750

		Iron/ Steel: 2.5%
1,200		Carpenter Technology	138,600
11,100		Gibraltar Industries, Inc.	321,900
1,700	@	Oregon Steel Mills, Inc.	86,122
15,600		Ryerson Tull, Inc.	421,200
3,100		Steel Dynamics, Inc.	203,794

			1,171,616

		Leisure Time: 0.8%
5,000		Callaway Golf Co.	64,950
29,200	@	K2, Inc.	319,448

			384,398

		Lodging: 0.3%
1,600	@	Aztar Corp.	83,136
1,100	@	Gaylord Entertainment Co.	48,004

			131,140

		Machinery — Diversified: 2.0%
22,700	@	AGCO Corp.	597,464
3,400		Briggs & Stratton Corp.	105,774
2,500	@	Flowserve Corp.	142,250
2,300	@	Gardner Denver, Inc.	88,550

			934,038

		Metal Fabricate/ Hardware: 0.4%
7,800		Commercial Metals Co.	200,460

			200,460

		Mining: 1.1%
43,400		USEC, Inc.	514,290

			514,290

		Miscellaneous Manufacturing: 2.7%
2,000		Acuity Brands, Inc.	77,820
3,500		Crane Co.	145,600
11,100	@	EnPro Industries, Inc.	372,960
3,800	@	Hexcel Corp.	59,698
3,700		Lancaster Colony Corp.	146,039
11,600		Tredegar Corp.	183,512
6,400		Trinity Industries, Inc.	258,560

			1,244,189

		Office/ Business Equipment: 0.2%
7,800		IKON Office Solutions, Inc.	98,280

			98,280

		Oil & Gas: 5.9%
20,700	@	Brigham Exploration Co.	163,737
1,900		Cabot Oil & Gas Corp.	93,100
8,600	@	Callon Petroleum Co.	166,324
10,300		Cimarex Energy Co.	442,900
10,100	@	Edge Petroleum Corp.	201,798
1,600	@	Giant Industries, Inc.	106,480
21,300	@	Harvest Natural Resources, Inc.	288,402
4,600	@	Houston Exploration Co.	281,474
5,300	@	Stone Energy Corp.	246,715
8,100	@	Swift Energy Co.	347,733
8,700	@	Whiting Petroleum Corp.	364,269

			2,702,932

		Oil & Gas Services: 1.4%
5,700	@	Hanover Compressor Co.	107,046
23,700	@	Newpark Resources	145,755
3,500	@	Seacor Smit, Inc.	287,350
2,300	@	Veritas DGC, Inc.	118,634

			658,785

		Pharmaceuticals: 1.3%
18,100		Alpharma, Inc.	435,124
2,800	@	NBTY, Inc.	66,948
5,300		Perrigo Co.	85,330

			587,402

		Pipelines: 0.4%
14,600	@	Transmontaigne, Inc.	163,666

			163,666

		Real Estate Investment Trust: 12.4%
10,500		American Home Mortgage Investment Corp.	387,030
26,100		Anthracite Capital, Inc.	317,376
8,700		Arbor Realty Trust, Inc.	217,935
24,300		Ashford Hospitality Trust, Inc.	306,666
3,200		BioMed Realty Trust, Inc.	95,808
7,200		Brandywine Realty Trust	231,624
7,300		Capital Trust, Inc./ NY	260,026
8,700		Colonial Properties Trust	429,780
23,200		Fieldstone Investment Corp.	212,512
2,900		First Industrial Realty Trust, Inc.	110,026
25,000		Highland Hospitality Corp.	352,000
3,500		Highwoods Properties, Inc.	126,630
1,500		Home Properties, Inc.	83,265
2,500		LaSalle Hotel Properties	115,750
42,700		MFA Mortgage Investments, Inc.	293,776
4,700		Nationwide Health Properties, Inc.	105,797
19,700		NorthStar Realty Finance Corp.	236,597
2,000		Parkway Properties, Inc./ Md	91,000
7,800		Pennsylvania Real Estate Investment Trust	314,886
1,900		Post Properties, Inc.	86,146
9,100		RAIT Investment Trust	265,720
6,900		Redwood Trust, Inc.	336,927
15,800		Senior Housing Properties Trust	282,978
19,900		US Restaurant Properties, Inc.	262,481
17,200		Winston Hotels, Inc.	210,700

			5,733,436

		Retail: 5.5%
9,900	@	Asbury Automotive Group, Inc.	207,306
6,300	@	Big Lots, Inc.	107,604
2,300		Bob Evans Farms, Inc.	69,023
5,800		Bon-Ton Stores, Inc.	126,904
1,800		Brown Shoe Co., Inc.	61,344
3,300		Casey’s General Stores, Inc.	82,533
8,100	@	Charming Shoppes	91,044
1,400		Group 1 Automotive, Inc.	78,876
1,900	@	Jack in the Box, Inc.	74,480
8,400		Landry’s Restaurants, Inc.	272,580
10,400		Lithia Motors, Inc.	315,328
4,500	@	Payless Shoesource, Inc.	122,265
2,300		Regis Corp.	81,903
10,800	@	Smart & Final, Inc.	181,872
18,000		Sonic Automotive, Inc.	399,240
1,400	@	Too, Inc.	53,746
3,600		United Auto Group, Inc.	76,860
4,800	@	Zale Corp.	115,632

			2,518,540

		Savings & Loans: 3.2%
2,300		Berkshire Hills Bancorp, Inc.	81,604
4,900		Commercial Capital Bancorp, Inc.	77,175
1,700	@	First Defiance Financial Corp.	44,795

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING DISCIPLINED SMALL CAP VALUE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Savings & Loans (continued)
26,600		First Niagara Financial Group, Inc.	$372,932
1,100		FirstFed Financial Corp.	63,437
3,400	@	Franklin Bank Corp./ Houston TX	68,646
2,800		ITLA Capital Corp.	147,224
2,200		MAF Bancorp, Inc.	94,248
32,300		Partners Trust Financial Group, Inc.	368,543
4,600		Provident Financial Services, Inc.	82,570
2,200		Sterling Financial Corp./ WA	67,122

			1,468,296

		Semiconductors: 2.8%
11,000		Cohu, Inc.	193,050
23,100	@	Conexant Systems, Inc.	57,750
16,200	@	Exar Corp.	214,974
4,100	@	Fairchild Semiconductor International, Inc.	74,497
5,500	@	Integrated Device Technology, Inc.	77,990
17,700	@	MKS Instruments, Inc.	356,124
1,500	@	Rambus, Inc.	34,215
54,600	@	Skyworks Solutions, Inc.	300,846

			1,309,446

		Software: 0.3%
8,300	@	SYNNEX Corp.	157,368

			157,368

		Telecommunications: 2.4%
18,600	@	3Com Corp.	95,232
3,500	@	Broadwing Corp.	36,225
27,500	@	Ciena Corp.	132,275
10,100		CT Communications, Inc.	230,987
6,500	@@	Golden Telecom, Inc.	164,775
36,600	@	L-3 Communications Corp.	162,504
7,200	@	Powerwave Technologies, Inc.	65,664
7,500	@	RF Micro Devices, Inc.	44,775
3,600		USA Mobility, Inc.	59,760
11,800		Valor Communications Group, Inc.	135,110

			1,127,307

		Toys/ Games/ Hobbies: 0.6%
12,500	@	Jakks Pacific, Inc.	251,125

			251,125

		Transportation: 1.1%
1,500		Arkansas Best Corp.	75,315
16,800	@	RailAmerica, Inc.	175,728
9,800	@	SCS Transportation, Inc.	269,794

			520,837

		Trucking & Leasing: 0.2%
2,000		GATX Corp.	85,000

			85,000

		Water: 0.3%
4,500	@	Pico Holdings, Inc.	145,125

			145,125

		Total Common Stock (Cost $46,814,921)	46,337,180

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreement: 0.6%
$275,000	Morgan Stanley Repurchase Agreement dated 06/30/06, 5.200%, due 07/03/06, $275,119 to be received upon repurchase (Collateralized by $285,000 Federal Home Loan Bank, Discount Note, Market Value $284,145, due 07/21/06)	$275,000

	Total Short-Term Investments (Cost $275,000)	275,000

Total Investments In Securities (Cost $47,089,921)*	100.8%	$46,612,180
Other Assets and Liabilities-Net	(0.8)	(364,629)

Net Assets	100.0%	$46,247,551

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $47,154,723. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,255,124
Gross Unrealized Depreciation	(1,797,667)

Net Unrealized Depreciation	$(542,543)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.3%
		Advertising: 3.3%
64,260		Omnicom Group	$5,724,923

			5,724,923

		Aerospace/ Defense: 2.6%
72,320		United Technologies Corp.	4,586,534

			4,586,534

		Banks: 5.5%
56,860		Bank of America Corp.	2,734,966
126,830		Wachovia Corp.	6,858,966

			9,593,932

		Beverages: 3.3%
132,270		Coca-Cola Co.	5,690,255

			5,690,255

		Computers: 2.7%
423,120	@	EMC Corp.	4,641,626

			4,641,626

		Diversified Financial Services: 10.1%
71,740		American Express Co.	3,818,003
119,260		Citigroup, Inc.	5,753,102
60,460		Fannie Mae	2,908,126
90,890	L	Freddie Mac	5,181,639

			17,660,870

		Electric: 2.2%
51,370		Dominion Resources, Inc.	3,841,962

			3,841,962

		Environmental Control: 2.1%
102,560		Waste Management, Inc.	3,679,853

			3,679,853

		Healthcare — Products: 9.3%
147,600		Baxter International, Inc.	5,425,776
93,780		Johnson & Johnson	5,619,298
90,290	@,L	Zimmer Holdings, Inc.	5,121,249

			16,166,323

		Healthcare — Services: 3.0%
120,710	L	HCA, Inc.	5,208,637

			5,208,637

		Household Products/ Wares: 2.1%
60,460		Kimberly-Clark Corp.	3,730,382

			3,730,382

		Housewares: 3.1%
209,360	L	Newell Rubbermaid, Inc.	5,407,769

			5,407,769

		Media: 7.0%
315,320	L	Time Warner, Inc.	5,455,036
187,360	@	Viacom, Inc.	6,714,982

			12,170,018

		Miscellaneous Manufacturing: 7.3%
162,800		General Electric Co.	5,365,888
267,860	@@,L	Tyco International Ltd.	7,366,150

			12,732,038

		Pharmaceuticals: 6.2%
308,270		Pfizer, Inc.	7,235,097
79,710		Wyeth	3,539,921

			10,775,018

		Retail: 6.0%
128,150		CVS Corp.	3,934,205
107,190		McDonald’s Corp.	3,601,584
62,480		Wal-Mart Stores, Inc.	3,009,662

			10,545,451

		Semiconductors: 4.4%
122,630		Analog Devices, Inc.	3,941,328
201,500		Intel Corp.	3,818,425

			7,759,753

		Software: 9.3%
350,530		Microsoft Corp.	8,167,349
563,660	@	Oracle Corp.	8,167,433

			16,334,782

		Telecommunications: 7.8%
139,820	@	Cisco Systems, Inc.	2,730,685
7,575	@,L	Embarq Corp.	310,499
268,190	@@	Nokia OYJ ADR	5,433,529
253,940	L	Sprint Corp. — FON Group	5,076,262

			13,550,975

		Total Common Stock (Cost $163,109,195)	169,801,101

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 15.4%
	U.S. Government Agency Obligation: 2.4%
$4,293,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$4,291,319

	Total U.S. Government Agency Obligations (Cost $4,291,319)	4,291,319

	Securities Lending CollateralCC: 13.0%
22,696,564	The Bank of New York Institutional Cash Reserves Fund	22,696,564

	Total Securities Lending Collateral (Cost $22,696,564)	22,696,564

	Total Short-Term Investments (Cost $26,987,883)	26,987,883

Total Investments In Securities (Cost $190,097,078)*	112.7%	$196,788,984
Other Assets and Liabilities-Net	(12.7)	(22,221,667)

Net Assets	100.0%	$174,567,317

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $190,315,912. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,586,754
Gross Unrealized Depreciation	(6,113,682)

Net Unrealized Appreciation	$6,473,072

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITIESPLUS PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.8%
		Federal National Mortgage Association: 10.6%
$13,825,000	C	5.400%, due 11/30/07	$13,793,963

			13,793,963

		Interest Only STRIPS (IO): 4.2%
19,478,984		Fannie Mae Interest STRIP, 5.500%, due 01/25/36	5,467,971

			5,467,971

		Total U.S. Government Agency Obligations (Cost $19,286,069)	19,261,934

COLLATERALIZED MORTGAGE OBLIGATIONS: 33.6%
		Whole Loan Collateral CMO: 28.5%
6,403,030	C	Bank of America Alternative Loan Trust, 5.500%, due 05/25/35	6,423,594
6,500,000	C	Bear Stearns Asset Backed Securities, Inc., 5.703%, due 06/25/36	6,500,000
6,500,000	C	Prime Mortgage Trust, 5.823%, due 02/25/35	6,466,559
6,862,263	C	Residential Accredit Loans, Inc., 5.500%, due 08/25/35	6,786,349
4,911,419	C	Washington Mutual, Inc., 5.259%, due 05/25/46	4,862,330
6,000,000	C	Wmalt Mortgage Pass-Through Certificates, 5.930%, due 07/25/36	6,000,000

			37,038,832

		Whole Loan Collateral PAC: 5.1%
6,000,000		Residential Funding Mortgage Securities II, Inc., 6.000%, due 07/25/16	6,001,876
591,923	C	Residential Funding Mortgage Security I, 5.723%, due 04/25/18	594,051

			6,595,927

		Total Collateralized Mortgage Obligations (Cost $43,694,309)	43,634,759

		Total Long-Term Investments (Cost $62,987,060)	62,896,693

SHORT-TERM INVESTMENTS: 67.7%
		Commercial Paper: 34.2%
5,000,000		Cadbury Schwep, 5.300%, due 07/03/06	4,997,792
5,000,000		Conoco Phillips, 5.400%, due 07/05/06	4,996,250
3,000,000		DaimlerChrysler, 5.490%, due 07/06/06	2,997,260
1,446,000		DaimlerChrysler, 5.450%, due 07/25/06	1,440,547
5,000,000		Kellogg Co., 5.380%, due 07/06/06	4,995,517
5,000,000		Kraft Foods, 5.500%, due 07/03/06	4,997,708
5,000,000		Verizon Global, 5.500%, due 07/03/06	4,997,708
5,000,000		Volkswagen of Am, 5.400%, due 07/05/06	4,996,250
5,000,000		Walt Disney, 5.380%, due 07/03/06	4,997,758
5,000,000		Weatherford Int., 5.410%, due 07/07/06	4,994,750

		Total Commercial Paper (Cost $44,411,540)	44,411,540

		U.S. Treasury Bills: 5.5%
7,312,000		4.820%, due 10/26/06	7,198,240

		Total U.S. Treasury Bills (Cost $7,198,240)	7,198,240

		Repurchase Agreements: 11.8%
15,165,000		Deutsche Bank Repurchase Agreement dated 06/30/06, 5.180%, due 07/03/06, $21,178,138 to be received upon repurchase (Collateralized by $39,772,000 Federal National Mortgage Association, Discount Note, Market Value $21,592,617, due 06/01/17)	15,165,000

		Total Repurchase Agreements (Cost $15,165,000)	15,165,000

		Total Short-Term Investments (Cost $66,744,780)	66,744,780

Total Investments In Securities (Cost $129,761,840)*	99.9%	$129,671,473
Other Assets and Liabilities-Net	0.1	157,887

Net Assets	100.0%	$129,829,360

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EQUITIESPLUS PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

STRIP	Separate Trading of Registered Interest and Principal of Securities
C	Bonds may be called prior to maturity date.
*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$50,654
Gross Unrealized Depreciation	(141,021)

Net Unrealized Depreciation	$(90,367)

Information concerning open futures contracts for the ING EquitiesPlus Portfolio at June 30, 2006 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain

S&P 500 FUTURES	100	$31,985,000	09/14/06		$1,172,050
S&P 500 EMINI FUTURES	1,525	97,554,250	09/15/06	3,571,932 $	4,743,982

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.8%
		Biotechnology: 19.1%
72,955	@	Amgen, Inc.	$4,758,855
43,603	@	Arena Pharmaceuticals, Inc.	504,923
26,051	@	Ariad Pharmaceuticals, Inc.	117,490
99,660	@	Arqule, Inc.	562,082
20,436	@	Bio-Rad Laboratories, Inc.	1,327,114
50,000	@	BioCryst Pharmaceuticals, Inc.	716,500
60,547	@	Biogen Idec, Inc.	2,805,143
47,235	@	Celgene Corp.	2,240,356
76,222	@	Cotherix, Inc.	656,271
63,596	@	Genentech, Inc.	5,202,153
75,000	@,@@	Genmab A/ S	2,414,656
16,451	@	Genzyme Corp.	1,004,334
50,000	@	Geron Corp.	345,000
107,945	@	Human Genome Sciences, Inc.	1,155,012
55,639	@	ICOS Corp.	1,223,502
156,224	@	Incyte, Corp.	718,630
64,663	@	Martek Biosciences Corp.	1,871,994
64,466	@	Medimmune, Inc.	1,747,029
30,000	@	Millennium Pharmaceuticals, Inc.	299,100
34,163	@	Myogen, Inc.	990,727
58,859	@	Nektar Therapeutics	1,079,474
117,468	@	Oscient Pharmaceuticals, Corp.	101,022
32,988	@	PDL BioPharma, Inc.	607,309
85,000	@	Regeneron Pharmaceuticals, Inc.	1,089,700
17,461	@	Seattle Genetics, Inc.	80,321
42,797	@	Tercica, Inc.	226,396
14,564	@	Vertex Pharmaceuticals, Inc.	534,644

			34,379,737

		Chemicals: 2.8%
43,881	@@	Bayer AG	2,016,558
28,328		Sigma-Aldrich Corp.	2,057,746
7,000	@,@@	Syngenta AG, 0.000%, due 11/30/00	926,806

			5,001,110

		Electronics: 1.0%
55,500		Applera Corp. — Applied Biosystems Group	1,795,425

			1,795,425

		Healthcare — Products: 13.1%
50,946		Bausch & Lomb, Inc.	2,498,392
25,118		Baxter International, Inc.	923,338
55,251		Biomet, Inc.	1,728,804
64,496	@	Cepheid, Inc.	626,256
24,690	@	Cyberonics	526,391
98,784		Johnson & Johnson	5,919,137
15,000	@	Kinetic Concepts, Inc.	662,250
6,552	@	Kyphon, Inc.	251,335
73,691	@	OraSure Technologies, Inc.	701,538
174,274	@@	Smith & Nephew PLC	1,337,461
175,243	@,@@	Sorin S.p.A.	302,469
61,311		St. Jude Medical, Inc.	1,987,703
13,203		Vital Signs, Inc.	653,945
161,547	@	Wright Medical Group, Inc.	3,381,179
37,066	@	Zimmer Holdings, Inc.	2,102,384

			23,602,582

		Healthcare — Services: 9.1%
20,777	@@	Fresenius AG	3,411,546
6,629	@@	Fresenius Medical Care AG	758,242
65,200		HCA, Inc.	2,813,380
15,354		Manor Care, Inc.	720,410
45,900		Quest Diagnostics	2,750,328
81,585	@	WellPoint, Inc.	5,936,940

			16,390,846

		Insurance: 1.0%
19,018		Cigna Corp.	1,873,463

			1,873,463

		Miscellaneous Manufacturing: 1.1%
72,395	@@	Tyco International Ltd.	1,990,863

			1,990,863

		Pharmaceuticals: 50.2%
146,721		Abbott Laboratories	6,398,503
30,014	@	Adolor, Corp.	750,650
18,000	@	Alkermes, Inc.	340,560
13,678		Alpharma, Inc.	328,819
43,902	@	Altus Pharmaceuticals, Inc.	809,992
2,280	@	Anadys Pharmaceuticals, Inc.	6,658
50,803	@	Andrx Corp.	1,178,122
73,100	@,@@	Angiotech Pharmaceuticals, Inc.	858,925
81,081	@@	AstraZeneca PLC	4,875,511
50,250	@	Atherogenics, Inc.	655,763
30,102	@	AVANIR Pharmaceuticals	205,898
38,910	@	BioMarin Pharmaceuticals, Inc.	559,137
129,941		Bristol-Myers Squibb Co.	3,360,274
93,200	@@	Chugai Pharmaceutical Co., Ltd.	1,903,051
35,639	@	Cubist Pharmaceuticals, Inc.	897,390
29,000	@	CV Therapeutics, Inc.	405,130
96,460	@@	Daiichi Sankyo Co., Ltd.	2,654,725
40,000	@	Dov Pharmaceutical, Inc.	84,800
13,411	@	Dyax, Corp.	39,428
52,108		Eli Lilly & Co.	2,880,009
91,900	@@	GlaxoSmithKline PLC ADR	5,128,020
49,290	@,@@	Grifols SA	405,375
35,497	@	Hospira, Inc.	1,524,241
10,040	@	ImClone Systems, Inc.	387,946
97,300	@	Insmed, Inc.	155,680
85,976	@@	Ipsen	3,476,278
4,740	@	Kos Pharmaceuticals, Inc.	178,319
48,225	@	KV Pharmaceutical Co.	899,879
59,458	@	Medarex, Inc.	571,391
78,983		Merck & Co., Inc.	2,877,351
20,000	@,@@	Merck KGaA	1,818,038

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Pharmaceuticals (continued)
20,000	@	MGI Pharma, Inc.	$430,000
20,000		Mylan Laboratories	400,000
9,404	@	Neurocrine Biosciences, Inc.	99,682
83,843	@@	Novartis AG ADR	4,520,815
40,000	@@	Novo-Nordisk A/ S	2,543,131
54,071	@	NPS Pharmaceuticals, Inc.	263,866
37,344	@	Nuvelo, Inc.	621,778
84,071	@	OSI Pharmaceuticals, Inc.	2,770,980
40,026	@	Par Pharmaceutical Cos, Inc.	738,880
205,700		Pfizer, Inc.	4,827,779
40,000	@	Pharmion Corp.	681,200
84,897	@,@@	QLT, Inc.	601,071
28,200	@@	Roche Holding AG	4,653,354
40,356	@@	Sanofi-Synthelabo SA ADR	1,965,337
244,183		Schering-Plough Corp.	4,646,802
31,051	@	Sepracor, Inc.	1,774,254
93,591	@	Tanox, Inc.	1,294,364
30,000	@	Theravance, Inc.	686,400
75,059	@	Trimeris, Inc.	862,428
17,805	@	United Therapeutics Corp.	1,028,595
60,000		Valeant Pharmaceuticals International	1,015,200
119,149	@	Valera Pharmaceuticals, Inc.	999,660
23,506	@	Viropharma, Inc.	202,622
15,000	@	Watson Pharmaceuticals, Inc.	349,200
101,177		Wyeth	4,493,271
77,100	@	Zymogenetics, Inc.	1,462,582

			90,549,114

		Retail: 1.4%
79,376		CVS Corp.	2,436,843

			2,436,843

		Total Common Stock (Cost $172,711,577)	178,019,983

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 0.6%
	U.S. Government Agency Oblications: 0.6%
$1,098,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$1,097,570

	Total U.S. Government Agency Obligations (Cost $1,097,570)	1,097,570

Total Investments In Securities (Cost $173,809,147)*	99.4%	$179,117,553
Other Assets and Liabilities-Net	0.6	1,151,872

Net Assets	100.0%	$180,269,425

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $174,989,731. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,779,092
Gross Unrealized Depreciation	(10,651,270)

Net Unrealized Appreciation	$4,127,822

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EVERGREEN OMEGA PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.8%
		Advertising: 2.5%
55,579		Omnicom Group	$4,951,533

			4,951,533

		Aerospace/ Defense: 1.0%
27,388		Lockheed Martin Corp.	1,964,815

			1,964,815

		Beverages: 2.6%
116,637		Coca-Cola Co.	5,017,724

			5,017,724

		Biotechnology: 5.7%
104,987	@	Amgen, Inc.	6,848,302
90,236	@	Biogen Idec, Inc.	4,180,634

			11,028,936

		Commercial Services: 2.8%
107,200	@	Apollo Group, Inc.	5,539,024

			5,539,024

		Computers: 10.1%
81,606	@	Affiliated Computer Services, Inc.	4,211,686
111,380	@	Cadence Design Systems, Inc.	1,910,167
250,264	@	Dell, Inc.	6,108,944
132,900	@	Lexmark International, Inc.	7,419,807

			19,650,604

		Cosmetics/ Personal Care: 2.1%
74,903		Procter & Gamble Co.	4,164,607

			4,164,607

		Diversified Financial Services: 2.6%
104,100		Citigroup, Inc.	5,021,784

			5,021,784

		Healthcare — Products: 8.5%
34,001		Johnson & Johnson	2,037,340
104,621		Medtronic, Inc.	4,908,817
156,204		St. Jude Medical, Inc.	5,064,134
78,962	@	Zimmer Holdings, Inc.	4,478,725

			16,489,016

		Insurance: 2.5%
180,331		Marsh & McLennan Cos., Inc.	4,849,101

			4,849,101

		Internet: 9.8%
189,682	@	Amazon.com, Inc.	7,336,900
204,936	@	eBay, Inc.	6,002,575
13,715	@	Google, Inc.	5,751,111

			19,090,586

		Leisure Time: 1.1%
49,493		Carnival Corp.	2,065,838

			2,065,838

		Miscellaneous Manufacturing: 5.2%
102,868		Pall Corp.	2,880,304
262,046	@@	Tyco International Ltd.	7,206,265

			10,086,569

		Oil & Gas: 2.1%
15,884		Apache Corp.	1,084,083
15,874		ConocoPhillips	1,040,223
33,444		Exxon Mobil Corp.	2,051,789

			4,176,095

		Oil & Gas Services: 1.9%
30,461		Schlumberger Ltd.	1,983,316
33,703	@	Weatherford International Ltd.	1,672,343

			3,655,659

		Pharmaceuticals: 7.1%
146,148		Abbott Laboratories	6,373,514
213,118		Bristol-Myers Squibb Co.	5,511,231
85,743		Pfizer, Inc.	2,012,388

			13,897,133

		Retail: 10.6%
58,359		Best Buy Co., Inc.	3,200,408
155,525	@	Chico’s FAS, Inc.	4,196,065
159,575		OSI Restaurant Partners, Inc.	5,521,295
31,063		Target Corp.	1,518,049
128,856		Wal-Mart Stores, Inc.	6,206,994

			20,642,811

		Semiconductors: 7.2%
387,528	@	Altera Corp.	6,801,116
225,845		Intel Corp.	4,279,763
25,071		Kla-Tencor Corp.	1,042,201
64,321		Texas Instruments, Inc.	1,948,283

			14,071,363

		Software: 7.4%
44,280		Automatic Data Processing, Inc.	2,008,098
257,656		Microsoft Corp.	6,003,385
450,292	@	Oracle Corp.	6,524,731

			14,536,214

		Telecommunications: 4.3%
246,820	@	Cisco Systems, Inc.	4,820,395
87,212		Qualcomm, Inc.	3,494,585

			8,314,980

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING EVERGREEN OMEGA PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares		Value

	Textiles: 1.7%
86,150	Cintas Corp.	$3,425,322

		3,425,322

	Total Common Stock (Cost $195,228,507)	192,639,714

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 2.2%
	U.S. Government Agency Obligations: 2.2%
$4,226,000	Federal Home Loan Bank, 4.700%, due 07/03/06		$4,224,345

	Total U.S. Government Agency Obligations (Cost $4,224,345)		4,224,345

	Total Investments In Securities (Cost $199,452,852)*	101.0%	$196,864,059
	Other Assets and Liabilities-Net	(1.0)	(1,983,500)

	Net Assets	100.0%	$194,880,559

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $199,495,377. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,503,197
Gross Unrealized Depreciation	(8,134,515)

Net Unrealized Depreciation	$(2,631,318)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL REAL ESTATE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

REAL ESTATE INVESTMENT TRUST: 52.4%
		Apartments: 9.6%
22,100		Archstone-Smith Trust	$1,124,227
8,000		AvalonBay Communities, Inc.	884,960
9,200		BRE Properties	506,000
7,200		Camden Property Trust	529,560
24,300		Equity Residential	1,086,939
9,300		Post Properties, Inc.	421,662
8,300		United Dominion Realty Trust, Inc.	232,483

			4,785,831

		Diversified: 8.0%
476,400	@,@@	Champion REIT	236,167
28	@@	Kenedix Realty Investment Corp.	143,376
3,500	@@	Klepierre	405,265
7,200		Liberty Property Trust	318,240
8,700	@@	Rodamco Europe NV	852,561
21,800	@@	Summit Real Estate Investment Trust	499,937
2,900	@@	Unibail	505,254
8,900		Vornado Realty Trust	868,195
3,900		Washington Real Estate Investment Trust	143,130

			3,972,125

		Healthcare: 1.4%
23,300		Omega Healthcare Investors, Inc.	308,026
11,400		Ventas, Inc.	386,232

			694,258

		Hotels: 3.2%
8,800		FelCor Lodging Trust, Inc.	191,312
39,644		Host Marriott Corp.	867,014
16,400		Strategic Hotel Capital, Inc.	340,136
7,700		Sunstone Hotel Investors, Inc.	223,762

			1,622,224

		Office Property: 12.0%
7,800		BioMed Realty Trust, Inc.	233,532
11,300		Boston Properties, Inc.	1,021,520
6,000		Corporate Office Properties Trust SBI MD	252,480
26,500		Equity Office Properties Trust	967,515
9,900		Highwoods Properties, Inc.	358,182
5,500		Kilroy Realty Corp.	397,375
12,200		Maguire Properties, Inc.	429,074
36	@@	Nippon Building Fund, Inc.	348,819
11,600		Reckson Associates Realty Corp.	480,008
6,700		SL Green Realty Corp.	733,449
2,900	@@	Societe de la Tour Eiffel	343,380
15,100		Trizec Properties, Inc.	432,464

			5,997,798

		Regional Malls: 6.0%
12,900		General Growth Properties, Inc.	581,274
11,600		Macerich Co.	814,320
6,300		Mills Corp.	168,525
14,800		Simon Property Group LP	1,227,512
5,600		Taubman Centers, Inc.	229,040

			3,020,671

		Shopping Centers: 6.7%
9,800	@,@@, #	Calloway Real Estate Investment Trust	214,647
9,400		Developers Diversified Realty Corp.	490,492
7,100		Federal Realty Investment Trust	497,000
7,000		Heritage Property Investment Trust	244,440
91,000	@,@@	Link REIT/ The	182,261
7,200		Pan Pacific Retail Properties, Inc.	499,464
7,500		Regency Centers Corp.	466,125
25,200	@@	RioCan Real Estate Investment Trust	488,514
3,000	@@	Vastned Retail NV	243,531

			3,326,474

		Storage: 2.0%
8,000		Public Storage, Inc.	607,200
2,900		Shurgard Storage Centers, Inc.	181,250
10,600		U-Store-It Trust	199,916

			988,366

		Warehouse/ Industrial: 3.5%
9,700		AMB Property Corp.	490,335
32	@@	Japan Logistics Fund, Inc.	239,210
19,800		Prologis	1,031,976

			1,761,521

		Total Real Estate Investment Trust (Cost $24,196,715)	26,169,268

COMMON STOCK: 45.2%
		Holding Companies — Diversified: 0.8%
14,700	@@	Swire Pacific Ltd.	151,724
64,000	@@	Wharf Holdings Ltd.	227,688

			379,412

		Investment Companies: 0.7%
29,000	@,@@	Atlas Estates Ltd.	140,637
171,400	@,@@	Develica Deutschland Ltd.	220,873

			361,510

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL REAL ESTATE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Lodging: 1.0%
8,100		Starwood Hotels & Resorts	$488,754

			488,754

		Real Estate: 42.7%
262,000	@@	Agile Property Holdings Ltd.	157,470
91,700	@@	Beni Stabili S.p.A.	93,243
61,000	@@	British Land Co. PLC	1,422,742
22,100	@@	Capital & Regional PLC	412,497
246,000	@@	CapitaLand Ltd.	701,946
47,200	@@	Castellum AB	483,344
52,400	@@	Cheung Kong Holdings Ltd.	568,503
41,000	@@	City Developments Ltd.	243,130
204,500	@@	DB Rreef Trust	222,526
17,300	@@	Derwent Valley Holdings PLC	501,033
800	@,@@	Deutsche Wohnen AG	242,508
300	@@	Deutsche Wohnen AG	96,314
4,300	@@	Dundee Real Estate Investment Trust	108,627
264,900	@@	GPT Group	853,308
34,500	@@	Hammerson PLC	754,187
64,700	@@	Hang Lung Properties Ltd.	140,050
163,200	@@	Hongkong Land Holdings Ltd.	597,656
151,000	@@	Hysan Development Co., Ltd.	426,124
172,500	@@	Investa Property Group	280,592
2,900	@@	IVG Immobilien AG	88,886
104,600	@@	Kerry Properties Ltd.	357,307
45,100	@@	Land Securities Group PLC	1,494,484
5,000	@@	Leopalace21 Corp.	172,244
4,900	@@	Liberty International Plc	96,387
159,000	@@	Macquarie CountryWide Trust	214,921
104,900	@@	Macquarie Goodman Group	467,558
1,600	@@	Mapeley Ltd.	90,189
71,900	@@	Mirvac Group	231,984
105,500	@@	Mitsubishi Estate Co., Ltd.	2,245,183
81,300	@@	Mitsui Fudosan Co., Ltd.	1,766,882
13,700	@,@@	PARQUESOL INMOB SA EUR	322,949
10,300	@,@@	Patrizia Immobilien AG	253,867
141,916	@@	Prime Retail Group	705,408
30,200	@@	Slough Estates PLC	341,021
24,000	@@	Sponda OYJ	245,578
60,900	@@	Sumitomo Realty & Development Co., Ltd.	1,502,720
79,300	@@	Sun Hung Kai Properties Ltd.	809,524
126,300	@@	Westfield Group	1,626,025

			21,338,917
		Total Common Stock (Cost $21,533,407)	22,568,593

		Total Long-Term Investments (Cost $45,730,122)	48,737,861

Total Investments In Securities (Cost $45,730,122)*	97.6%	$48,737,861
Other Assets and Liabilities-Net	2.4	1,181,348

Net Assets	100.0%	$49,919,209

@	Non-income producing security
@@	Foreign Issuer.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $45,775,957. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,239,167
Gross Unrealized Depreciation	(277,263)

Net Unrealized Appreciation	$2,961,904

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL RESOURCES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.1%
		Chemicals: 0.0%
3,300	@,@@	Arkema ADR	$128,739

			128,739

		Coal: 2.6%
139,400	L	Arch Coal, Inc.	5,906,378
64,500		Massey Energy Co.	2,322,000
103,300		Peabody Energy Corp.	5,758,975

			13,987,353

		Electric: 2.3%
60,000	L	Empire District Electric Co./ The	1,233,000
432,500	@,L	Mirant Corp.	11,591,000

			12,824,000

		Energy — Alternate Sources: 1.5%
534,800	@,L	KFX, Inc.	8,171,744

			8,171,744

		Engineering & Construction: 0.9%
107,700	@	McDermott International, Inc.	4,897,119

			4,897,119

		Investment Companies: 0.4%
435,800	@,@@	Energy XXI Acquisition Corp. Bermuda Ltd	2,200,790

			2,200,790

		Iron/ Steel: 1.9%
24,300	L	Cleveland-Cliffs, Inc.	1,926,747
132,100	@@,L	Mittal Steel Co. NV	4,030,371
64,300		United States Steel Corp.	4,508,716

			10,465,834

		Mining: 21.1%
232,400	@@	Agnico-Eagle Mines Ltd.	7,687,792
100,500	@@	Alcan, Inc.	4,717,470
56,500	@@,L	Anglogold Ashanti Ltd. ADR	2,718,780
370,000	@@	Aquarius Platinum Ltd	5,507,800
512,700	@,@@	Bema Gold Corp.	2,573,754
62,400	@@,L	BHP Billiton Ltd. ADR	2,687,568
138,620	@@	Cameco Corp.	5,522,200
55,800	@,L	Century Aluminum Co.	1,991,502
264,680	@@,L	Cia Vale do Rio Doce ADR	6,362,907
722,100	L	Coeur d’Alene Mines Corp.	3,473,301
965,600	@,@@	Eldorado Gold Corp.	4,688,302
77,300	@@,#	First Quantum Minerals Ltd.	3,465,101
44,180	L	Freeport-McMoRan Copper & Gold, Inc.	2,448,014
140,830	@,@@	Glamis Gold Ltd.	5,339,000
180,000	@@	Gold Fields Ltd.	4,085,861
143,700	@@	GoldCorp, Inc.	4,342,614
390,400	@,L	Hecla Mining Co.	2,049,600
39,700	@@	Inco Ltd.	2,616,230
440,600	@,@@	Kinross Gold Corp.	4,798,134
2,656,449	@@	Lihir Gold Ltd.	5,835,763
363,700	@,@@	Major Drilling Group International	7,272,045
91,400	L	Phelps Dodge Corp.	7,509,424
273,900	@,@@, L	Randgold Resources Ltd. ADR	5,751,900
12,600	@@	Rio Tinto PLC ADR	2,642,346
858,800	@,@@	Shore Gold, Inc.	3,823,556
79,540	@@,#	Teck Cominco Ltd.	4,772,543

			114,683,507

		Oil & Gas: 49.0%
194,000	@,I	Arena Resources, Inc.	6,652,260
187,500		Cabot Oil & Gas Corp.	9,187,500
153,800		ConocoPhillips	10,078,514
306,900	@,L	Delta Petroleum Corp.	5,257,197
266,600	@	Denbury Resources, Inc.	8,443,222
194,900		ENSCO International, Inc.	8,969,298
478,600	@,L	EXCO Resources, Inc.	5,456,040
604,700		Exxon Mobil Corp.	37,098,345
100,600	@	Global Santa Fe Corp.	5,809,650
238,600	L	Hess Corp.	12,610,010
2		Hugoton Royalty Trust	59
96,300	@@	LUKOIL ADR	7,975,056
105,000		Marathon Oil Corp.	8,746,500
277,600	@	Newfield Exploration Co.	13,585,744
86,521	@@,#	OAO Gazprom ADR	9,065,179
195,500		Occidental Petroleum Corp.	20,048,525
267,600	@,L	Parallel Petroleum Corp.	6,612,396
269,600	@,I,L	PetroHawk Energy Corp.	3,396,960
450,200	@@	Petroleo Brasileiro SA	10,018,764
277,400	@,L	Plains Exploration & Production Co.	11,245,796
288,800	L	Rowan Cos., Inc.	10,278,392
295,100	@@	Royal Dutch Shell PLC ADR	19,765,798
332,600	@,L	Southwestern Energy Co.	10,363,816
56,600	@@	Suncor Energy, Inc.	4,585,166
132,000	@@	Total SA ADR	8,648,640
33,490	@,L	Transocean, Inc.	2,689,917
230,343		XTO Energy, Inc.	10,197,285

			266,786,029

		Oil & Gas Services: 19.4%
365,800	@	Dresser-Rand Group, Inc.	8,588,984
169,500	@	FMC Technologies, Inc.	11,434,470
153,500	@	Grant Prideco, Inc.	6,869,125
280,500	@	Hercules Offshore, Inc.	9,817,500
547,600	@	Key Energy Services, Inc.	8,350,900
122,700	@,L	National-Oilwell, Inc.	7,769,364
349,000		Schlumberger Ltd.	22,723,390

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL RESOURCES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Oil & Gas Services (continued)
358,800	@	Superior Energy Services	$12,163,320
361,300	@	Weatherford International Ltd.	17,927,706

			105,644,759

		Total Common Stock (Cost $506,249,483)	539,789,874

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 23.7%
	Repurchase Agreement: 2.5%
$13,573,000	Morgan Stanley Repurchase Agreement dated, 06/30/06, 5.200%, due 07/03/06, $13,578,882 to be received upon repurchase (Collateralized by $15,665,000 Various Government Agencies, 2.750%, Market Value plus accrued interest $14,905,508, due 06/01/0-07/23/07	$13,573,000

	Total Repurchase Agreement (Cost $13,573,000)	13,573,000

	Securities Lending CollateralCC: 21.2%
$115,234,563	The Bank of New York Institutional Cash Reserves Fund	$115,234,563

	Total Securities Lending Collateral (Cost $115,234,563)	115,234,563

	Total Short-Term Investments (Cost $128,807,563)	128,807,563

Total Investments In Securities (Cost $635,057,046)*	122.8%	$668,597,437
Other Assets and Liabilities-Net	(22.8)	(124,184,993)

Net Assets	100.0%	$544,412,444

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $635,582,256. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$51,038,603
Gross Unrealized Depreciation	(18,023,422)

Net Unrealized Appreciation	$33,015,181

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Country Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.3%
		Australia: 4.1%
230,700	L	Aristocrat Leisure Ltd.	$2,205,775
120,521		BHP Billiton Ltd.	2,606,734
298,797	L	Brambles Industries Ltd.	2,442,828

			7,255,337

		Belgium: 1.6%
56,851		Interbrew	2,786,692

			2,786,692

		Bermuda: 0.7%
27,000	@,L	Marvell Technology Group Ltd.	1,196,910

			1,196,910

		Canada: 2.2%
84,100		Petro — Canada	3,989,910

			3,989,910

		Finland: 2.7%
237,231		Nokia OYJ	4,809,322

			4,809,322

		France: 5.0%
52,200		Carrefour SA	3,057,363
28,200	L	Groupe Danone	3,580,905
15,700		Societe Generale	2,305,172

			8,943,440

		Germany: 9.9%
15,067		Allianz AG	2,371,022
45,921		BASF AG	3,681,651
16,000		Deutsche Bank AG	1,797,315
136,369	L	Deutsche Lufthansa AG	2,511,909
21,700		EON AG	2,493,880
37,042		MAN AG	2,680,981
17,200		Wincor Nixdorf AG	2,179,078

			17,715,836

		Greece: 1.3%
95,480		Alpha Bank AE	2,382,198

			2,382,198

		Hong Kong: 1.3%
255,000		Hutchison Whampoa International Ltd.	2,328,376

			2,328,376

		India: 1.7%
129,000	@,#	Cipla Ltd./ India GDR	604,653
32,299	L	Infosys Technologies Ltd. ADR	2,467,967

			3,072,620

		Italy: 1.4%
92,700	L	Banco Popolare di Verona e Novara Scrl	2,483,563

			2,483,563

		Japan: 18.7%
49,600	L	Aeon Mall Co., Ltd.	2,093,143
106,200		Chugai Pharmaceutical Co., Ltd.	2,168,498
103,000		Komatsu Ltd.	2,049,595
434		Mitsubishi Tokyo Financial Group, Inc.	6,083,785
17,000		Nintendo Co., Ltd.	2,856,375
138,200		Nomura Holdings, Inc.	2,595,462
11,600		ORIX Corp.	2,830,538
157,797		Ricoh Co., Ltd.	3,095,477
29,000		Ryohin Keikaku Co., Ltd.	2,384,516
150,000		Sekisui House Ltd.	2,058,384
35,600		Tokyo Electron Ltd.	2,487,646
26,100		Yamada Denki Co., Ltd.	2,659,206

			33,362,625

		Malaysia: 1.3%
370,400		Genting BHD	2,388,006

			2,388,006

		Mexico: 1.2%
372,600	@	Cemex SA de CV	2,123,980

			2,123,980

		Netherlands: 3.1%
140,500	@	ASML Holding NV	2,841,006
86,200		Koninklijke Philips Electronics NV	2,684,268

			5,525,274

		Poland: 1.1%
132,000	@	Grupa Lotos SA	1,959,077

			1,959,077

		Russia: 1.2%
855,826		TNK-BP Holding OJSC	2,139,565

			2,139,565

		Singapore: 1.3%
209,900	@	Flextronics International Ltd.	2,229,138

			2,229,138

		South Korea: 1.3%
28,270		Kookmin Bank	2,329,224

			2,329,224

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Sweden: 3.8%
135,437		Assa Abloy AB	$2,277,646
194,500		Nordea AB	2,319,215
190,100		Sandvik AB	2,212,126

			6,808,987

		Switzerland: 7.6%
36,000		Lonza Group AG	2,464,309
95,505		Novartis AG	5,154,069
35,910		Roche Holding AG	5,925,601

			13,543,979

		Taiwan: 2.5%
336,000		HON HAI Precision Industry Co. Ltd.	2,074,498
3,221,000		Taiwan Cement Corp.	2,368,813

			4,443,311

		Thailand: 1.2%
770,700		Bangkok Bank PLC	2,150,475

			2,150,475

		United Kingdom: 21.0%
105,900		Anglo American PLC	4,320,494
101,498		AstraZeneca PLC	6,103,213
322,383		Capita Group PLC	2,748,646
93,200		CSR PLC	2,187,367
203,500		Diageo PLC	3,418,050
106,436		Imperial Tobacco Group PLC	3,282,754
948,980		Legal & General Group PLC	2,246,222
678,300		Old Mutual PLC	2,048,172
90,194		Rio Tinto PLC	4,749,268
1,545,773		Vodafone Group PLC	3,289,955
244,966		WPP Group PLC	2,961,180

			37,355,321

		United States: 2.4%
45,700	L	ENSCO International, Inc.	2,103,114
41,000		Newmont Mining Corp.	2,170,132

			4,273,246

		Total Common Stock (Cost $171,012,320)	177,596,412

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 7.9%
	Repurchase Agreement: 0.4%
$683,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $683,298 to be received upon repurchase (Collateralized by $707,000 Federal Home Loan Mortgage Corporation, 5.250%, Market Value plus accrued interest $696,736, due 04/18/16)	$683,000

	Total Repurchase Agreement (Cost $683,000)	683,000

	Securities Lending CollateralCC: 7.5%
13,478,400	The Bank of New York Institutional Cash Reserves Fund	13,478,400

	Total Securities Lending Collateral (Cost $13,478,400)	13,478,400

	Total Short Term Investments (Cost $14,161,400)	14,161,400

Total Investments In Securities (Cost $185,173,720)*	107.5%	$191,757,812
Other Assets and Liabilities-Net	(7.5)	(13,362,158)

Net Assets	100.0%	$178,395,654

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Trustees (Note 2A).
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
cc	Securities purchased with cash collateral for securities loaned
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $185,620,559. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,020,378
Gross Unrealized Depreciation	(5,883,125)

Net Unrealized Appreciation	$6,137,253

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING INTERNATIONAL PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Percentage of
Industry	Net Assets

Advertising	1.7%
Agriculture	1.8
Airlines	1.4
Banks	12.3
Beverages	3.5
Building Materials	2.5
Chemicals	3.5
Commercial Services	2.9
Computers	1.2
Diversified Financial Services	3.0
Electric	1.4
Electronics	3.9
Entertainment	1.2
Food	3.7
Hand/ Machine Tools	1.2
Holding Companies — Diversified	1.3
Home Builders	1.2
Insurance	3.7
Lodging	1.3
Machinery — Construction & Mining	1.2
Machinery — Diversified	1.5
Metal Fabricate/ Hardware	1.3
Mining	7.8
Office/ Business Equipment	1.7
Oil & Gas	5.7
Pharmaceuticals	11.2
Real Estate	1.2
Retail	2.8
Semiconductors	4.9
Software	1.4
Stock Funds	0.5
Telecommunications	4.5
Toys/ Games/ Hobbies	1.6
Securities Lending Collateral	7.5
Other Assets and Liabilities	(7.5)

Total Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JANUS CONTRARIAN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.4%
		Auto Manufacturers: 1.3%
84,380	@@,L	Tata Motors Ltd. ADR	$1,455,555

			1,455,555

		Banks: 4.1%
77,259	@@	ICICI Bank Ltd.	818,726
79,895	@@,L	ICICI Bank Ltd. ADR	1,889,517
115	@@	Mitsubishi Tokyo Financial Group, Inc.	1,612,063
58	@@	Mizuho Financial Group, Inc.	491,890

			4,812,196

		Building Materials: 6.3%
46,550	@,@@	Cemex SA de CV ADR	2,651,954
610,620	@@	Gujarat Ambuja Cements Ltd. GDR	1,343,364
114,225		Masco Corp.	3,385,629

			7,380,947

		Chemicals: 2.5%
50,646	@@,#, L	Reliance Industries Ltd.	2,327,184
62,526	@,@@	Reliance Industries Ltd. GDR	602,125

			2,929,309

		Commercial Services: 0.3%
5,370		Moody’s Corp.	292,450

			292,450

		Computers: 6.2%
6,800	@	Apple Computer, Inc.	388,416
278,130	@	Ceridian Corp.	6,797,497

			7,185,913

		Diversified Financial Services: 4.9%
87,315	@	E*Trade Financial Corp.	1,992,528
50,088		JPMorgan Chase & Co.	2,103,696
22,950		Merrill Lynch & Co., Inc.	1,596,402

			5,692,626

		Electric: 5.2%
1,395,226	@@	Datang International Power Generation Co. Ltd.	970,872
56,295	@,L	NRG Energy, Inc.	2,712,293
635,793	@@	NTPC Ltd.	1,535,563
69,620	@,L	Reliant Resources, Inc.	834,048

			6,052,776

		Engineering & Construction: 0.8%
18,820	@@	Larsen & Toubro Ltd.	918,480

			918,480

		Entertainment: 1.4%
299,069	@@	EMI Group PLC	1,676,683

			1,676,683

		Food: 1.0%
81,839	@@	Cadbury Schweppes PLC	788,094
10,645	@,L	Dean Foods Co.	395,888

			1,183,982

		Forest Products & Paper: 1.0%
74,559	@@,#, I	Ballarpur GDR	853,040
8,200	L	Plum Creek Timber Co., Inc.	291,100

			1,144,140

		Healthcare — Services: 8.3%
120,920	@	Coventry Health Care, Inc.	6,643,345
63,055	L	Manor Care, Inc.	2,958,541

			9,601,886

		Household Products/Wares: 1.6%
50,208	@@	Reckitt Benckiser PLC	1,873,431

			1,873,431

		Insurance: 3.3%
560	@	Berkshire Hathaway, Inc.	1,704,080
20,955		Loews Corp.	742,855
24,270	L	MBIA, Inc.	1,421,009

			3,867,944

		Investment Companies: 2.0%
529,110	@@	Macquarie Airports	1,206,291
469,883	@@	Macquarie Infrastructure Group	1,172,347

			2,378,638

		Iron/Steel: 2.3%
233,202	@@	Tata Steel Ltd.	2,707,781

			2,707,781

		Leisure Time: 0.4%
11,405	L	Polaris Industries, Inc.	493,837

			493,837

		Lodging: 1.5%
6,950	L	Harrah’s Entertainment, Inc.	494,701
18,350	L	Station Casinos, Inc.	1,249,268

			1,743,969

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JANUS CONTRARIAN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Machinery — Diversified: 0.5%
11,570		Graco, Inc.	$531,989

			531,989

		Media: 9.4%
167,880	@@	British Sky Broadcasting PLC	1,774,118
1,840	@@	Grupo Televisa SA ADR	35,530
320,351	@,L	Liberty Global, Inc.	6,887,547
39,326	@,L	Liberty Global, Inc.— Series C	808,936
8,490	@	Liberty Media Holding Corp.	711,207
73,045	@,L	Playboy Enterprises, Inc.	728,989
6,193	@@	TVSL SA	62

			10,946,389

		Metal Fabricate/Hardware: 1.3%
225,470	@@	Bharat Forge Ltd.	1,539,989

			1,539,989

		Mining: 1.0%
48,640	@@,L	Cia Vale do Rio Doce ADR	1,169,306

			1,169,306

		Miscellaneous Manufacturing: 2.9%
122,315	@@	Tyco International Ltd.	3,363,663

			3,363,663

		Oil & Gas: 6.7%
41,495		Chesapeake Energy Corp.	1,255,224
43,560	@	Forest Oil Corp.	1,444,450
35,253	@,L	Mariner Energy, Inc.	647,598
50,370	@@	SK Corp.	3,238,888
14,530	@@,L	Suncor Energy, Inc.	1,177,075

			7,763,235

		Packaging & Containers: 5.4%
373,845	@,L	Owens-Illinois, Inc.	6,265,642

			6,265,642

		Pipelines: 3.0%
82,162	@	Kinder Morgan Management LLC	3,534,609

			3,534,609

		Real Estate: 8.3%
955,000	@@	CapitaLand Ltd.	2,725,036
15,000	@@	Mitsubishi Estate Co., Ltd.	319,220
141,220	L	St. Joe Co.	6,572,379

			9,616,635

		Real Estate Investment Trust: 3.0%
35,400	L	Vornado Realty Trust	3,453,270

			3,453,270

		Retail: 1.1%
19,460		JC Penney Co., Inc.	1,313,745

			1,313,745

		Software: 2.0%
110,790	L	CA, Inc.	2,276,735

			2,276,735

		Transportation: 0.4%
7,400	@@,#, I	All America Latina Logistica SA GDR	502,276

			502,276

		Total Common Stock (Cost $102,013,372)	115,670,026

Principal
Amount			Value

CORPORATE BOND/NOTES: 0.0%
		Retail: 0.0%
$25,000	C,**, X	Ames Department Stores, Inc., 10.000%, due 04/15/06	$—

		Total Corporate Bond/Notes (Cost $11,111)	—

		Total Long-Term Investments (Cost $102,024,483)	115,670,026

SHORT-TERM INVESTMENTS: 20.9%
		U.S. Government Agency Obligation: 0.9%
1,000,000		Federal Home Loan Bank, 4.950%, due 07/03/06	999,587

		Total U.S. Government Agency Obligations (Cost $999,587)	999,587

		Securities Lending CollateralCC: 20.0%
23,325,189		The Bank of New York Institutional Cash Reserves Fund	23,325,189

		Total Securities Lending Collateral (Cost $23,325,189)	23,325,189

		Total Short-Term Investments (Cost $24,324,776)	24,324,776

Total Investments In Securities (Cost $126,349,259)*	120.3%	$139,994,802
Other Assets and Liabilities-Net	(20.3)	(23,636,238)

Net Assets	100.0%	$116,358,564

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bonds may be callable prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
**	Defaulted Security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $126,349,405. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,035,748
Gross Unrealized Depreciation	(4,390,351)

Net Unrealized Appreciation	$13,645,397

At June 30, 2006, the following forward currency contracts were outstanding for the ING Janus Contrarian Portfolio:

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JANUS CONTRARIAN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

Australian Dollar AUD 185,000	Buy	8/24/06	143,412	137,374	(6,038)
Australian Dollar AUD 150,000	Buy	8/24/06	114,443	111,384	(3,059)
British Pound Sterling GBP 300,000	Buy	8/10/06	559,752	555,284	(4,468)
British Pound Sterling GBP 200,000	Buy	10/19/06	365,272	370,809	5,537
Japanese Yen JPY 14,000,000	Buy	8/24/06	121,349	123,329	1,981
Japanese Yen JPY 15,000,000	Buy	8/24/06	129,377	132,139	2,761
Japanese Yen JPY 15,000,000	Buy	8/24/06	137,874	132,139	(5,735)
Japanese Yen JPY 11,000,000	Buy	8/24/06	99,108	96,902	(2,206)
Japanese Yen JPY 12,000,000	Buy	8/24/06	108,451	105,711	(2,740)
Japanese Yen JPY 14,000,000	Buy	8/24/06	126,393	123,329	(3,063)
Singapore Dollar SGD 180,000	Buy	8/24/06	114,577	114,017	(560)
Singapore Dollar SGD 300,000	Buy	8/24/06	189,490	190,028	539
Singapore Dollar SGD 280,000	Buy	8/24/06	176,132	177,360	1,228

					$(15,823)

Singapore Dollar SGD 3,550,000	Sell	8/24/06	2,198,687	2,248,670	(49,983)
Japanese Yen JPY 275,700,000	Sell	8/24/06	2,400,104	2,428,708	(28,604)
Australian Dollar AUD 3,112,000	Sell	8/24/06	2,303,502	2,310,845	(7,343)
British Pound Sterling GBP 300,000	Sell	8/10/06	521,283	555,284	(34,001)
Republic of Korean Won KRW 65,000,000	Sell	8/10/06	66,602	68,604	(2,002)
Australian Dollar AUD 180,000	Sell	8/24/06	131,551	133,661	(2,110)
Singapore Dollar SGD 600,000	Sell	8/24/06	376,098	380,057	(3,959)
Japanese Yen JPY 42,000,000	Sell	8/24/06	363,794	369,988	(6,194)
British Pound Sterling GBP 3,215,000	Sell	10/19/06	5,755,204	5,960,755	(205,551)
Republic of Korean Won KRW 603,400,000	Sell	10/19/06	640,382	638,447	1,935
Singapore Dollar SGD 500,000	Sell	8/24/06	313,765	316,714	(2,949)
Japanese Yen JPY 16,000,000	Sell	8/24/06	138,473	140,948	(2,476)

					$(343,237)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Country Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 93.1%
		Brazil: 12.2%
20,530		Cia de Bebidas das Americas ADR	$751,398
929,000	L	Cia Vale do Rio Doce ADR	19,118,820
185,470	L	Empresa Brasileira de Aeronautica SA ADR	6,764,091
85,280	L	Gol Linhas Aereas Inteligentes SA ADR	3,027,440
312,800		Perdigao SA	2,996,722
446,219	L	Petroleo Brasileiro SA ADR	35,626,125

			68,284,596

		Chile: 1.1%
150,550		Banco Santander Chile SA ADR	6,073,187

			6,073,187

		China: 0.8%
1,740,000	L	Anhui Conch Cement Co. Ltd.	2,844,650
1,326,000	L	Tsingtao Brewery Co. Ltd.	1,487,300

			4,331,950

		Egypt: 2.1%
282,870		Orascom Telecom Holding SAE	11,765,098

			11,765,098

		Hong Kong: 4.6%
1,752,000		China Mobile Hong Kong Ltd.	10,019,100
981,500		Esprit Holdings Ltd.	8,021,884
3,989,000	L	GOME Electrical Appliances Holdings Ltd.	3,379,677
1,599,000	L	Yue Yuen Industrial Holdings	4,400,531

			25,821,192

		Hungary: 1.5%
18,024	L	Gedeon Richter Rt GDR	3,298,392
95,465	L	OTP Bank Rt GDR	5,404,102

			8,702,494

		India: 6.9%
299,620	L	HDFC Bank Ltd. ADR	16,344,271
78,450	L	Infosys Technologies Ltd. ADR	5,994,365
306,999	#,L	Reliance Industries Ltd. GDR — Series 144A	14,106,604
247,799	@	Reliance Industries Ltd. GDR	2,386,304
1		Tata Motors Ltd. ADR	17

			38,831,561

		Indonesia: 2.3%
9,354,000		Bank Rakyat Indonesia	4,147,030
196,570		Telekomunikasi Indonesia Tbk PT ADR	6,309,897
6,059,000		Unilever Indonesia Tbk PT	2,701,519

			13,158,446

		Israel: 1.6%
1,065,951		Bank Hapoalim Ltd.	4,659,831
143,100	L	Teva Pharmaceutical Industries Ltd ADR	4,520,529

			9,180,360

		Luxembourg: 1.7%
243,375	L	Tenaris SA ADR	9,854,254

			9,854,254

		Malaysia: 1.4%
478,100		British American Tobacco Malaysia	5,139,461
1,162,700		Maxis Communications Bhd	2,706,199

			7,845,660

		Mexico: 8.2%
533,740		Alfa SA de CV	2,682,054
705,100		America Movil SA de CV ADR	23,451,626
1		Grupo Aeroportuario del Sureste SA de CV ADR	34
3,067,000		Grupo Financiero Banorte SA de CV	7,112,276
4,608,560		Wal-Mart de Mexico SA de CV	12,881,415

			46,127,405

		Russia: 4.9%
94,620	@	Mobile Telesystems ADR	2,785,613
204,767		OAO Gazprom ADR	8,581,730
5,886		Sberbank RF	10,005,943
132,320	@,L	Vimpel-Communications ADR	6,062,902

			27,436,188

		South Africa: 9.9%
1,964,617		African Bank Investments Ltd.	7,667,895
1,872,938	#	FirstRand Ltd.	4,386,861
74,912	L	Impala Platinum Holdings Ltd.	13,776,204
194,032	@	Imperial Holdings Ltd.	3,651,239
693,384		Massmart Holdings Ltd.	4,542,012
919,100	L	MTN Group Ltd.	6,759,601
1,059,298		RMB Holdings Ltd.	3,635,127
3,667,538		Steinhoff International Holdings Ltd.	10,896,472

			55,315,411

		South Korea: 22.1%
93,990		Hyundai Mobis	7,940,693
132,290	L	Hyundai Motor Co.	11,229,511
226,446		Kookmin Bank	18,657,359
445,849	#,L	KT&G Corp. GDR	13,017,810
39,850		Posco	10,701,225
60,663		Samsung Electronics Co., Ltd.	38,503,294

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		South Korea (continued)
36,493		Shinsegae Co., Ltd.	$18,269,360
238,640	L	SK Telecom Co., Ltd. ADR	5,588,949

			123,908,201

		Taiwan: 7.8%
5,813,508		Chinatrust Financial Holding Co.	4,821,867
2,461,000		Chunghwa Telecom Co., Ltd.	4,434,107
2,391,999		HON HAI Precision Industry Co. Ltd	14,768,444
866,000		President Chain Store Corp.	1,903,544
2,410,500		Synnex Technology International Corp.	2,621,155
1,653,339	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,177,652

			43,726,769

		Turkey: 2.8%
540,892		Akbank T.A.S	2,558,189
205,126		Anadolu Efes Biracilik Ve Malt Sanayii AS	5,528,076
359,153	@	Migros Turk TAS	2,858,065
1,010,163		Turkcell Iletisim Hizmet AS	4,679,173

			15,623,503

		United Kingdom: 0.9%
126,041		Anglo American PLC	5,142,201

			5,142,201

		United States: 0.3%
183,872	@,L	Ranbaxy Laboratories Ltd. GDR	1,443,395

			1,443,395

		Total Common Stock (Cost $424,537,197)	522,571,871

PREFERRED STOCK: 4.0%
		Brazil: 4.0%
525,350		Banco Itau Holding Financeira SA	15,244,585
172,050	L	Cia de Bebidas das Americas ADR	7,097,063

			22,341,648

		Total Preferred Stock (Cost $16,909,897)	22,341,648

		Total Long-Term Investments (Cost $441,447,094)	544,913,519

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 14.8%
	U.S. Government Agency Obligation: 2.2%
$12,190,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$12,185,226

	Total U.S. Government Agency Obligations (Cost $12,185,226)	12,185,226

	Securities Lending CollateralCC: 12.6%
70,647,236	The Bank of New York Institutional Cash Reserves Fund	70,647,236

	Total Securities Lending Collateral (Cost $70,647,236)	70,647,236

	Total Short-Term Investments (Cost $82,832,462)	82,832,462

Total Investments In Securities (Cost $524,279,556)*	111.9%	$627,745,981
Other Assets and Liabilities-Net	(11.9)	(66,637,021)

Net Assets	100.0%	$561,108,960

Certain foreign securities have been fair value in accordance with procedures approved by the Board of Trustees (Note 2A).
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $526,175,682. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$114,647,056
Gross Unrealized Depreciation	(13,076,757)

Net Unrealized Appreciation	$101,570,299

Percentage of
Industry	Net Assets

Aerospace/ Defense	1.2%
Agriculture	3.2
Airlines	0.5
Apparel	0.8
Auto Manufacturers	2.0
Auto Parts & Equipment	1.4
Banks	15.6
Beverages	2.6
Building Materials	0.5
Chemicals	2.9
Distribution/ Wholesale	1.4
Diversified Financial Services	6.1
Electronics	3.1
Engineering & Construction	0.0
Federal Home Loan Bank	2.2
Food	1.0
Holding Companies — Diversified	1.7
Household Products/Wares	0.5
Iron/Steel	3.7
Mining	6.8
Oil & Gas	7.9
Pharmaceuticals	1.7
Retail	6.7
Semiconductors	9.6
Software	1.1
Telecommunications	15.1
Securities Lending Collateral	12.6
Other Assets and Liabilities	(11.9)

Total Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.1%
		Advertising: 0.7%
4,100		Advo, Inc.	$100,901
7,400		Catalina Marketing Corp.	210,604
19,800	@,L	inVentiv Health, Inc.	569,844
36,800	L	RH Donnelley Corp.	1,989,776

			2,871,125

		Aerospace/Defense: 2.1%
5,400	@	AAR Corp.	120,042
26,400	@	Alliant Techsystems, Inc.	2,015,640
14,400	@	BE Aerospace, Inc.	329,184
6,600		Curtiss-Wright Corp.	203,808
22,500	@	Esterline Technologies Corp.	935,775
9,900		Heico Corp.	280,665
5,400	@	K&F Industries Holdings, Inc.	95,742
12,000		Kaman Corp.	218,400
55,050	@	Moog, Inc.	1,883,811
7,300	@,L	Orbital Sciences Corp.	117,822
81,900	@	TransDigm Group, Inc.	1,961,505
3,500	@,L	Triumph Group, Inc.	168,000
4,300		United Industrial Corp.	194,575

			8,524,969

		Agriculture: 0.2%
48,800	L	Alliance One International, Inc.	216,672
13,900	L	Universal Corp.	517,358
3,900		Vector Group Ltd.	63,375

			797,405

		Airlines: 0.9%
8,400	@	Alaska Air Group, Inc.	331,128
50,400	@	Continental Airlines, Inc.	1,501,920
49,100	@	ExpressJet Holdings, Inc.	339,281
44,100	@	Mesa Air Group, Inc.	434,385
11,700	@	Pinnacle Airlines Corp.	82,368
14,500	@	Republic Airways Holdings, Inc.	246,790
24,800		Skywest, Inc.	615,040

			3,550,912

		Apparel: 1.3%
27,700	@	Columbia Sportswear Co.	1,253,702
7,300	@	Deckers Outdoor Corp	281,488
4,900	@	DHB Industries, Inc.	7,693
25,400	@	Guess ?, Inc.	1,060,450
5,300	@,L	Maidenform Brands, Inc.	65,349
2,700		Oxford Industries, Inc.	106,407
9,600	L	Phillips-Van Heusen	366,336
5,800	L	Russell Corp.	105,328
19,700	@	Skechers USA, Inc.	474,967
13,000	L	Steven Madden Ltd.	385,060
41,100	@,L	Timberland Co.	1,072,710

			5,179,490

		Auto Manufacturers: 0.8%
13,700	@	Navistar International Corp.	337,157
56,600		Oshkosh Truck Corp.	2,689,632
10,300		Wabash National Corp.	158,208

			3,184,997

		Auto Parts & Equipment: 0.3%
5,400	@	Accuride Corp.	67,338
2,900	@	Aftermarket Technology Corp.	72,065
14,000		ArvinMeritor, Inc.	240,660
1,100	@	Miller Industries, Inc.	22,770
34,700	@	Tenneco, Inc.	902,200

			1,305,033

		Banks: 7.2%
35,000		Alabama National Bancorp	2,385,250
9,200		Amcore Financial, Inc.	269,652
5,900		Ameris Bancorp	136,526
1,440	L	Associated Banc-Corp.	45,403
1,600	L	Bancfirst Corp.	71,600
200		Bank of Granite Corp.	4,166
14,700	L	Bank of the Ozarks, Inc.	489,510
21,500		Boston Private Financial Holdings, Inc.	599,850
2,560	L	Capital Corp. of the West	81,920
600	@	Capital Crossing Bank	14,760
7,200	L	Capitol Bancorp Ltd.	280,440
4,500		Cardinal Financial Corp.	52,290
6,500		Center Financial Corp.	153,660
10,400		Central Pacific Financial Corp.	402,480
4,370		Chemical Financial Corp.	133,722
1,300	L	City Bank	60,658
6,400		City Holding Co.	231,296
6,600		Columbia Banking System, Inc.	246,708
16,200		Community Bank System, Inc.	326,754
4,170	L	Community Trust Bancorp, Inc.	145,658
48,200	L	Corus Bankshares, Inc.	1,261,876
37,300	L	East-West Bancorp, Inc.	1,414,043
1,100	L	Enterprise Financial Services Corp.	27,995
9,700	@,@@	EuroBancshares, Inc.	93,799
31,400	@@	First Bancorp Puerto Rico	292,020
22,400		First Community Bancorp	1,323,392
1,000	@,L	First Regional Bancorp	88,000
7,050		First Republic Bank	322,890
20,600		First State Bancorporation	489,868
2,100		FNB Corp.	77,700
5,750	L	Glacier Bancorp, Inc.	168,303
100	L	Great Southern Bancorp, Inc.	3,053
11,300		Greater Bay Bancorp	324,875
33,700		Hancock Holding Co.	1,887,200
47,400		Hanmi Financial Corp.	921,456
4,200		Heritage Commerce Corp.	104,118
22,025	L	IBERIABANK Corp.	1,267,319

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Banks (continued)
14,685	L	Independent Bank Corp.	$386,216
8,000		International Bancshares Corp.	219,840
700	@	Intervest Bancshares Corp.	28,350
8,800	L	Irwin Financial Corp.	170,632
2,800	L	Lakeland Financial Corp.	68,012
2,354		Macatawa Bank Corp.	55,048
15,700		MB Financial Corp.	555,152
6,551		Mercantile Bank Corp.	261,057
18,200	L	Nara Bancorp, Inc.	341,250
11,710	@@	Oriental Financial Group	149,420
9,500		Pacific Capital Bancorp	295,640
3,900		Peoples Bancorp, Inc.	116,376
1,890	L	Premierwest Bancorp	27,273
20,800		PrivateBancorp, Inc.	861,328
39,100	@@	R&G Financial Corp.	335,869
1,102		Republic Bancorp Inc.	22,701
22,337	L	Republic Bancorp, Inc.	276,755
2,000	@@	Santander BanCorp	49,240
1,000	L	Sierra Bancorp	26,220
3,400		Simmons First National Corp.	98,634
4,600	L	Southwest Bancorp, Inc.	117,300
32,400	L	Sterling Bancshares, Inc.	607,500
27,700		Summit Bancshares, Inc.	587,517
3,307	@	Sun Bancorp, Inc.	53,706
56,835	L	SY Bancorp, Inc.	1,561,826
4,400		Taylor Capital Group, Inc.	179,564
3,500		Trico Bancshares	95,830
7,232		Umpqua Holdings Corp.	185,501
76,100		United Bankshares, Inc.	2,787,543
2,000	@	Virginia Commerce Bancorp	47,800
74,954	@@,L	W Holding Co., Inc.	498,444
17,300		West Coast Bancorp	509,831
16,400		Westamerica Bancorporation	803,108
7,700	@	Western Alliance Bancorp	267,806
9,000		Wilshire Bancorp, Inc.	162,180

			29,010,679

		Beverages: 0.0%
2,500	L	National Beverage Corp.	35,875

			35,875

		Biotechnology: 1.3%
16,200	@	Alexion Pharmaceuticals, Inc.	585,144
9,900	@	Applera Corp. — Celera Genomics Group	128,205
2,200	@,L	Bio-Rad Laboratories, Inc.	142,868
12,500	@	Cell Genesys, Inc.	62,750
7,200	@	Diversa Corp.	69,552
3,600	@,L	Exelixis, Inc.	36,180
12,300	@,L	GTx, Inc.	111,930
6,800	@	ICOS Corp.	149,532
11,500	@	Illumina, Inc.	341,090
20,300	@	Incyte, Corp.	93,380
8,800	@	Integra LifeSciences Holdings Corp.	341,528
23,800	@	Lifecell Corp.	735,896
8,800	@,L	Martek Biosciences Corp.	254,760
13,000	@,L	Myogen, Inc.	377,000
19,700	@,L	Myriad Genetics, Inc.	497,425
35,300	@	Nektar Therapeutics	647,402
16,100	@	Seattle Genetics, Inc.	74,060
12,300	@	Vertex Pharmaceuticals, Inc.	451,533

			5,100,235

		Building Materials: 2.3%
230,700	L	Comfort Systems USA, Inc.	3,296,703
8,800	L	ElkCorp	244,376
58,700	@	NCI Building Systems, Inc.	3,121,079
34,700	L	Universal Forest Products, Inc.	2,176,731
19,500	@,L	US Concrete, Inc.	215,475

			9,054,364

		Chemicals: 2.3%
86,800	L	Airgas, Inc.	3,233,300
54,300	L	Albemarle Corp.	2,599,884
300		Balchem Corp.	6,750
4,400		FMC Corp.	283,316
7,600		Georgia Gulf Corp.	190,152
12,200	L	HB Fuller Co.	531,554
32,500	@,L	Hercules, Inc.	495,950
7,600		Kronos Worldwide, Inc.	222,300
8,100		NewMarket Corp.	397,386
2,800	@,L	Pioneer Cos., Inc.	76,384
37,100	@	PolyOne Corp.	325,738
5,500		Schulman A, Inc.	125,895
18,200		Spartech Corp.	411,320
9,000	L	Wellman, Inc.	36,360
28,600	@	WR Grace & Co.	334,620

			9,270,909

		Commercial Services: 3.8%
84,600	L	Aaron Rents, Inc.	2,274,048
4,000	@	ACE Cash Express, Inc.	117,080
1,400		Advance America Cash Advance Centers, Inc.	24,556
11,500	@,@@	Alderwoods Group, Inc.	223,790
79,500	@	AMN Healthcare Services, Inc.	1,613,850
3,600		Banta Corp.	166,788
95,300	@,L	BearingPoint, Inc.	797,661
5,200	@	Coinstar, Inc.	124,488
13,500	@,L	Consolidated Graphics, Inc.	702,810
1,400	@,L	CRA International, Inc.	63,196
13,700	L	Deluxe Corp.	239,476
12,228	@,L	Dollar Financial Corp.	220,104
14,400	@	Dollar Thrifty Automotive Group	649,008
1,500	@,L	Euronet Worldwide, Inc.	57,555
9,400	@	First Consulting Group, Inc.	83,096
11,900	@,L	Gartner, Inc.	168,980
9,100	@,L	Geo Group, Inc.	318,955
2,700		Gevity HR, Inc.	71,685
11,000	@	Heidrick & Struggles International, Inc.	372,240
110,300	@	Hudson Highland Group, Inc.	1,190,137
69,600	@,L	Interactive Data Corp.	1,398,264
3,300	@,L	Kendle Intl., Inc.	121,209
40,100	@	Kforce, Inc.	621,149
4,700	@	Korn/ Ferry Intl.	92,073
20,300	@	Labor Ready, Inc.	459,795
8,900	@,L	Morningstar, Inc.	369,172
15,600	@	Navigant Consulting, Inc.	353,340
5,400	L	Pre-Paid Legal Services, Inc.	186,300
32,000	@,L	Rent-A-Center, Inc.	795,520
8,500	@,L	SourceCorp.	210,715
12,100	@	Spherion Corp.	110,352
3,200	L	Startek, Inc.	47,840
30,900	@	TeleTech Holdings, Inc.	391,194
8,700	@,L	Valassis Communications, Inc.	205,233
7,500	@	Vertrue, Inc.	322,725
5,400	@	Volt Information Sciences, Inc.	251,640

			15,416,024

		Computers: 3.3%
10,000	@	Advanced Digital Information Corp.	117,700
23,400		Agilysys, Inc.	421,200
4,300	@	Ansoft Corp.	88,064
19,000	@	BISYS Group, Inc.	260,300
69,700	@,L	Brocade Communications Systems, Inc.	427,958
53,900	@	CACI International, Inc.	3,143,987
34,100	@	Ciber, Inc.	224,719
7,200	@	Covansys Corp.	90,504
6,900	@	Echelon Corp.	51,681
3,500	@	Electronics for Imaging	73,080

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Computers (continued)
23,400	@,L	Gateway, Inc.	$44,460
15,800	@,L	Hutchinson Technology, Inc.	341,754
14,400		Imation Corp.	591,120
66,100	@,L	Intergraph Corp.	2,081,489
3,300	@	InterVoice, Inc.	23,496
15,900	@	Komag, Inc.	734,262
300	@	Kronos, Inc.	10,863
10,200	@	Magma Design Automation, Inc.	74,970
4,500	@,L	Manhattan Associates, Inc.	91,305
54,300	@	McData Corp.	221,544
15,300	@	Mentor Graphics Corp.	198,594
13,700	@,L	Merge Technologies, Inc.	168,647
43,700	@	Micros Systems, Inc.	1,908,816
3,800	L	MTS Systems Corp.	150,138
16,700	@,L	Palm, Inc.	268,870
23,400	@	Perot Systems Corp.	338,832
30,900	@	Quantum Corp.	80,958
7,800	@	Radisys Corp.	171,288
18,000	@,L	Silicon Storage Technology, Inc.	73,080
21,500	@	SYKES Enterprises, Inc.	347,440
6,800	@,L	Synaptics, Inc.	145,520
7,250		Talx Corp.	158,558
8,500	@	Tyler Technologies, Inc.	95,200

			13,220,397

		Cosmetics/ Personal Care: 0.1%
11,100	@	Elizabeth Arden, Inc.	198,468
23,800	@,L	Parlux Fragrances, Inc.	230,622

			429,090

		Distribution/ Wholesale: 1.5%
11,200	@	Aviall, Inc.	532,224
3,900	@,L	Bell Microproducts, Inc.	21,138
3,200		BlueLinx Holdings, Inc.	41,696
14,120	@	Brightpoint, Inc.	191,044
11,900	L	Building Materials Holding Corp.	331,653
6,000	@	Directed Electronics, Inc.	78,720
4,000	@	Nuco2, Inc.	96,160
22,200		Owens & Minor, Inc.	634,920
49,200	@,L	Scansource, Inc.	1,442,544
7,800		United Stationers, Inc.	384,696
37,900	L	Watsco, Inc.	2,267,178

			6,021,973

		Diversified Financial Services: 1.1%
12,400	@,L	Accredited Home Lenders Holding Co.	592,844
7,500		Advanta Corp.	269,625
5,700	L	Asta Funding, Inc.	213,465
4,600	L	Calamos Asset Management, Inc.	133,354
10,500	@	CompuCredit Corp.	403,620
2,400	@	Encore Capital Group, Inc.	29,448
4,000	@	eSpeed, Inc.	33,320
5,400	L	Federal Agricultural Mortgage Corp.	149,580
20,900		Friedman Billings Ramsey Group, Inc.	229,273
32,900	@	Knight Capital Group, Inc.	501,067
9,100	@	LaBranche & Co., Inc.	110,201
5,800	@	Marlin Business Services, Inc.	130,848
6,500	L	National Financial Partners Corp.	288,015
5,300		OptionsXpress Holdings, Inc.	123,543
2,400	@	Piper Jaffray Cos.	146,904
3,500	@	TradeStation Group, Inc.	44,345
3,500	@	United PanAm Financial Corp.	106,400
10,000	L	Waddell & Reed Financial, Inc.	205,600
15,500	@,L	World Acceptance, Corp.	550,560

			4,262,012

		Electric: 1.3%
13,100	L	Avista Corp.	299,073
6,900		Black Hills Corp.	236,877
31,900	@,L	El Paso Electric Co.	643,104
4,900		Idacorp, Inc.	168,021
29,900		ITC Holdings Corp.	794,742
11,100		NorthWestern Corp.	381,285
57,200	@,L	Pike Electric Corp.	1,101,672
13,700		PNM Resources, Inc.	341,952
1,100		UIL Holdings Corp.	61,919
21,200	L	Unisource Energy Corp.	660,380
23,800	L	Westar Energy, Inc.	500,990

			5,190,015

		Electrical Components & Equipment: 0.7%
18,800	@,L	Advanced Energy Industries, Inc.	248,912
9,100	@,L	Encore Wire Corp.	327,054
55,000	@	General Cable Corp.	1,925,000
2,200		Insteel Industries, Inc.	53,240
6,900	@	Power-One, Inc.	45,540
6,500	@	Valence Technology, Inc.	11,245

			2,610,991

		Electronics: 1.2%
500		Analogic Corp.	23,305
5,000		Bel Fuse, Inc.	164,050
22,550	@	Benchmark Electronics, Inc.	543,906
8,500	@,L	Checkpoint Systems, Inc.	188,785
16,200		CTS Corp.	241,218
26,900	@,L	Cymer, Inc.	1,249,774
1,800	@	Electro Scientific Industries, Inc.	32,382
10,100	@	Itron, Inc.	598,526
7,800	@	Kemet Corp.	71,916
3,900	@	Molecular Devices Corp.	119,184
12,800	@	Plexus Corp.	437,888
3,100	@	Rofin-Sinar Technologies, Inc.	178,157
12,000		Sypris Solutions, Inc.	113,400
12,300		Technitrol, Inc.	284,745
25,200	@	TTM Technologies, Inc.	364,644
9,000	L	Watts Water Technologies, Inc.	301,950

			4,913,830

		Energy — Alternate Sources: 0.1%
12,700	@	Evergreen Solar, Inc.	164,846
7,400	@,L	Headwaters, Inc.	189,144

			353,990

		Engineering & Construction: 0.1%
5,700		Washington Group International, Inc.	304,038

			304,038

		Entertainment: 0.1%
3,100	@,L	Bluegreen Corp.	35,526
4,950	L	Dover Downs Gaming & Entertainment, Inc.	97,218
4,200	@,L	Macrovision Corp.	90,384
22,000	L	Six Flags Theme Parks, Inc.	123,640
7,800	@	Steinway Musical Instruments	191,256

			538,024

		Environmental Control: 1.0%
2,100	@	Aleris International, Inc.	96,285
6,400		American Ecology Corp.	169,600
1,700	@	Clean Harbors, Inc.	68,527
19,400		Metal Management, Inc.	594,028

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Environmental Control (continued)
6,700	@	Tetra Tech, Inc.	$118,858
83,000	@,L	Waste Connections, Inc.	3,021,200

			4,068,498

		Food: 0.4%
28,100		Chiquita Brands International, Inc.	387,218
6,100		Corn Products International, Inc.	186,660
5,500	L	Flowers Foods, Inc.	157,520
12,000		J&J Snack Foods Corp.	396,840
3,700		Nash Finch Co.	78,773
5,700		Pilgrim’s Pride Corp.	147,060
19,400		Spartan Stores, Inc.	283,822

			1,637,893

		Forest Products & Paper: 0.0%
4,800		Rock-Tenn Co.	76,560

			76,560

		Gas: 1.1%
29,900	L	Atmos Energy Corp.	834,509
34,900		New Jersey Resources Corp.	1,632,622
11,800	L	Nicor, Inc.	489,700
8,600	L	Northwest Natural Gas Co.	318,458
9,900		South Jersey Industries, Inc.	271,161
19,100		Southwest Gas Corp.	598,594
12,600	L	WGL Holdings, Inc.	364,770

			4,509,814

		Hand/ Machine Tools: 0.2%
13,400		Lincoln Electric Holdings, Inc.	839,510
2,700		Regal-Beloit Corp.	119,205

			958,715

		Healthcare — Products: 3.3%
33,000	@,L	Advanced Medical Optics, Inc.	1,673,100
6,100		Arrow International, Inc.	200,507
31,700	@,L	Arthrocare Corp.	1,331,717
2,800	@	Aspect Medical Systems, Inc.	48,832
3,800	@	Biosite, Inc.	173,508
3,900	@	Conmed Corp.	80,730
8,800		Diagnostic Products Corp.	511,896
49,500	@,L	Encore Medical Corp.	238,095
1,900	@	Epix Medical, Inc.	8,265
7,700	@,L	Haemonetics Corp.	358,127
18,600	@	Idexx Laboratories, Inc.	1,397,418
20,750	@,L	Immucor, Inc.	399,023
4,200	@	Inverness Medical Innovations, Inc.	118,566
5,800	@	Kyphon, Inc.	222,488
14,100		LCA-Vision, Inc.	746,031
5,300	L	Mentor Corp.	230,550
12,600	@	Neurometrix, Inc.	383,796
4,000	@,L	Palomar Medical Technologies, Inc.	182,520
8,700	L	PolyMedica Corp.	312,852
181,000	@	PSS World Medical, Inc.	3,194,650
10,300	@	Stereotaxis, Inc.	111,137
32,400		Steris Corp.	740,664
4,300	@	SurModics, Inc.	155,273
20,400	@,L	Viasys Healthcare, Inc.	522,240

			13,341,985

		Healthcare — Services: 2.1%
4,600	@	Air Methods Corp.	120,428
39,800	@,L	Alliance Imaging, Inc.	254,720
14,400	@	Apria Healthcare Group, Inc.	272,160
20,700	@	Centene Corp.	487,071
9,300	@	Five Star Quality Care, Inc.	102,951
7,200	@	Genesis HealthCare Corp.	341,064
66,200	@	Kindred Healthcare, Inc.	1,721,200
61,600	@,L	LifePoint Hospitals, Inc.	1,979,208
10,900	@	Magellan Health Services, Inc.	493,879
2,500	@,L	Molina Healthcare, Inc.	95,125
12,500	@	Res-Care, Inc.	250,000
44,100	@	Sunrise Senior Living, Inc.	1,219,365
10,400	@,L	Symbion, Inc.	215,904
25,350	@,L	United Surgical Partners International, Inc.	762,275

			8,315,350

		Home Builders: 1.2%
15,600	@	Champion Enterprises, Inc.	172,224
16,500	@,L	Fleetwood Enterprises, Inc.	124,410
2,200	@,L	Meritage Homes Corp.	103,950
158,200	@	Williams Scotsman International, Inc.	3,455,088
30,400		Winnebago Industries	943,616

			4,799,288

		Home Furnishings: 0.3%
4,300	L	Ethan Allen Interiors, Inc.	157,165
16,200		Furniture Brands International, Inc.	337,608
12,300		Kimball International, Inc.	242,433
9,200	L	Stanley Furniture Co., Inc.	220,524
10,300	@	Tempur-Pedic International, Inc.	139,153

			1,096,883

		Household Products/ Wares: 2.3%
174		CSS Industries, Inc.	5,003
25,000		Harland John H. Co.	1,087,500
126,100	@,L	Jarden Corp.	3,839,745
73,400		Scotts Co.	3,106,288
1,300	@	Spectrum Brands, Inc.	16,796
66,000		Tupperware Corp.	1,299,540

			9,354,872

		Housewares: 0.3%
25,900		Toro Co.	1,209,530

			1,209,530

		Insurance: 3.6%
44,500	@,L	American Physicians Capital, Inc.	2,340,255
10,100	@,L	Argonaut Group, Inc.	303,404
13,700		Commerce Group, Inc.	404,698
46,900	L	Delphi Financial Group	1,705,284
9,900		Direct General Corp.	167,508
8,800	L	Landamerica Financial Group, Inc.	568,480
8,200	@,L	Meadowbrook Insurance Group, Inc.	68,224
500	@	Navigators Group, Inc.	21,910
900		Odyssey Re Holdings Corp.	23,715
61,500	@,L	PMA Capital Corp.	633,450
78,600	@	ProAssurance Corp.	3,786,948
39,800		RLI Corp.	1,917,564
11,900	L	Safety Insurance Group, Inc.	565,845
8,500	L	Selective Insurance Group	474,895
8,500	L	Stewart Information Services Corp.	308,635
28,800	L	Zenith National Insurance Corp.	1,142,496

			14,433,311

		Internet: 2.4%
500	@	aQuantive, Inc.	12,665
21,900	@	Ariba, Inc.	180,237
7,700	@	Art Technology Group, Inc.	22,946
5,100	@,@@, L	AsiaInfo Holdings, Inc.	21,879

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Internet (continued)
13,100	@	Avocent Corp.	$343,875
2,700	@	Click Commerce, Inc.	53,271
94,600	@	CMGI, Inc.	114,466
45,400	@	CNET Networks, Inc.	362,292
7,100	@,L	Digital Insight Corp.	243,459
8,100	@	Digital River, Inc.	327,159
171,500	@	Digitas, Inc.	1,992,830
5,700	@,L	Earthlink, Inc.	49,362
6,500	@,L	Harris Interactive, Inc.	37,050
13,700	@	Internet Security Systems	258,245
14,900	@,L	Interwoven, Inc.	127,842
10,900	@,L	Ipass, Inc.	61,040
15,500	@	j2 Global Communications, Inc.	483,910
8,200	@	Lionbridge Technologies	45,346
117,300	@	Liquidity Services, Inc.	1,826,361
6,600	@	NetFlix, Inc.	179,586
23,100	@	Openwave Systems, Inc.	266,574
13,600	@	ProQuest Co.	167,144
11,200	@,L	RealNetworks, Inc.	119,840
7,400	@,L	Redback Networks, Inc.	135,716
31,800	@	Secure Computing Corp.	273,480
17,700	@,L	SupportSoft, Inc.	69,738
10,900	@,L	TIBCO Software, Inc.	76,845
38,600	@	Trizetto Group	570,894
31,300		United Online, Inc.	375,600
19,000	@	Valueclick, Inc.	291,650
12,200	@,L	WebEx Communications, Inc.	433,588
6,100	@,L	WebMethods, Inc.	60,207
9,200	@,L	Websense, Inc.	188,968

			9,774,065

		Investment Companies: 0.1%
600		Medallion Financial Corp.	7,776
35,900		Technology Investment Capital Corp.	525,935

			533,711

		Iron/ Steel: 0.8%
5,400	@	AK Steel Holding Corp.	74,682
4,900	@	Chaparral Steel Co.	352,898
4,600		Cleveland-Cliffs, Inc.	364,734
8,150		Gibraltar Industries, Inc.	236,350
22,500		Olympic Steel, Inc.	796,275
3,500	@	Oregon Steel Mills, Inc.	177,310
35,600		Ryerson Tull, Inc.	961,200
1,400		Schnitzer Steel Industries, Inc.	49,672
100	@	Shiloh Industries, Inc.	1,504

			3,014,625

		Leisure Time: 0.1%
12,400	@	K2, Inc.	135,656
13,800	@	Multimedia Games, Inc.	139,794

			275,450

		Lodging: 0.5%
6,500	@,L	Monarch Casino & Resort, Inc.	182,780
50,600	@@	Orient-Express Hotels Ltd.	1,965,304

			2,148,084

		Machinery — Construction & Mining: 0.1%
13,200	@	Astec Industries, Inc.	450,384

			450,384

		Machinery — Diversified: 2.1%
98,175	L	Applied Industrial Technologies, Inc.	2,386,634
14,000		Briggs & Stratton Corp.	435,540
8,700		Cascade Corp.	344,085
7,900	@	Flowserve Corp.	449,510
9,000	@	Intevac, Inc.	195,120
60,600		Manitowoc Co.	2,696,700
2,300	@	Middleby Corp.	199,088
5,500	L	Nacco Industries, Inc.	755,755
1,800	L	Sauer-Danfoss, Inc.	45,756
20,100	L	Wabtec Corp.	751,740

			8,259,928

		Media: 1.6%
10,300		Belo Corp.	160,680
221,400	@,L	Charter Communications, Inc.	250,182
63,300		Entercom Communications Corp.	1,655,928
45,000	@,L	Entravision Communications Corp.	385,650
9,200		Gray Television, Inc.	53,268
60,300		Lee Enterprises, Inc.	1,625,085
41,600	@	Lodgenet Entertainment Corp.	775,840
8,200		Media General, Inc.	343,498
14,900	@	Playboy Enterprises, Inc.	148,702
1,000	@	Saga Communications, Inc.	9,060
12,100	@,L	Scholastic Corp.	314,237
27,900		Sinclair Broadcast Group, Inc.	238,824
1,020	@,L	Triple Crown Media, Inc.	8,843
19,800		World Wrestling Entertainment, Inc.	334,422

			6,304,219

		Metal Fabricate/ Hardware: 2.2%
800	L	CIRCOR International, Inc.	24,392
95,600		Commercial Metals Co.	2,456,920
68,500	L	Kaydon Corp.	2,555,735
10,500		Mueller Industries, Inc.	346,815
8,200		NN, Inc.	101,270
6,400	@,L	NS Group, Inc.	352,512
29,450		Quanex Corp.	1,268,412
55,191	@	RBC Bearings, Inc.	1,252,836
7,100	L	Valmont Industries, Inc.	330,079

			8,688,971

		Mining: 0.5%
7,200	@,L	Century Aluminum Co.	256,968
72,200		Compass Minerals Intl., Inc.	1,801,390
1,700		USEC, Inc.	20,145

			2,078,503

		Miscellaneous Manufacturing: 1.6%
11,800		Acuity Brands, Inc.	459,138
4,200		Ameron International Corp.	281,484
6,700	L	AO Smith Corp.	310,612
23,400		Aptargroup, Inc.	1,160,874
32,000		Barnes Group, Inc.	638,400
7,400	@	Ceradyne, Inc.	366,226
2,900		Crane Co.	120,640
4,000	@,L	EnPro Industries, Inc.	134,400
4,400		Freightcar America, Inc.	244,244
5,000	@	Griffon Corp.	130,500
17,200	@,L	Jacuzzi Brands, Inc.	151,360
33,900		Myers Industries, Inc.	582,741
98,100		Reddy Ice Holdings, Inc.	1,996,335

			6,576,954

		Office Furnishings: 0.1%
21,900		Herman Miller, Inc.	564,363

			564,363

		Office/ Business Equipment: 0.5%
22,400	@	Global Imaging Systems, Inc.	924,672
81,100	L	IKON Office Solutions, Inc.	1,021,860

			1,946,532

		Oil & Gas: 2.9%
6,500		Alon USA Energy, Inc.	204,555
7,100	@,S	ATP Oil & Gas Corp.	297,703

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Oil & Gas (continued)
4,500	@,L	Callon Petroleum Co.	$87,030
4,200	@	Clayton Williams Energy, Inc.	145,068
46,500	@	Denbury Resources, Inc.	1,472,655
10,700	@,L	Energy Partners Ltd.	202,765
5,000	@,L	Giant Industries, Inc.	332,750
55,900	@,L	Grey Wolf, Inc.	430,430
10,300	@	Harvest Natural Resources, Inc.	139,462
36,800	@,L	Houston Exploration Co.	2,251,792
9,200	@,L	KCS Energy, Inc.	273,240
35,400	@	Parker Drilling Co.	254,172
4,000		Penn Virginia Corp.	279,520
4,400	@,L	Remington Oil & Gas Corp.	193,468
39,800	@,L	Southwestern Energy Co.	1,240,168
56,900	L	St. Mary Land & Exploration Co.	2,290,225
9,600	@,L	Stone Energy Corp.	446,880
8,800	@	Swift Energy Co.	377,784
11,900	L	Todco	486,115
20,000	@,L	Vaalco Energy, Inc.	195,200

			11,600,982

		Oil & Gas Services: 2.5%
6,700	@	Basic Energy Services, Inc.	204,819
33,100	@,L	FMC Technologies, Inc.	2,232,926
1,700		Gulf Island Fabrication, Inc.	34,068
12,500	@	Hanover Compressor Co.	234,750
3,700	@	Hercules Offshore, Inc.	129,500
6,100	@	Hydril	478,972
13,400	@	Input/ Output, Inc.	126,630
12,300	@,L	Lone Star Technologies	664,446
5,100		Lufkin Industries, Inc.	303,093
6,000	@	Newpark Resources	36,900
21,900	@	Oceaneering International, Inc.	1,004,115
12,200	@	Oil States International, Inc.	418,216
5,500		RPC, Inc.	133,540
9,100	@,L	Superior Energy Services	308,490
4,600	@	Trico Marine Services, Inc.	156,400
2,700	@	Union Drilling, Inc.	40,122
45,500	@	Universal Compression Holdings, Inc.	2,865,135
12,400	@,L	Veritas DGC, Inc.	639,592

			10,011,714

		Packaging & Containers: 0.9%
2,700	@,L	AEP Industries, Inc.	90,234
5,600	L	Greif, Inc.	419,776
89,200		Silgan Holdings, Inc.	3,301,291

			3,811,301

		Pharmaceuticals: 2.4%
12,700	@	Adams Respiratory Therapeutics, Inc.	566,674
32,500	@	Adolor, Corp.	812,825
16,700	@,L	Alkermes, Inc.	315,964
9,500	L	Alpharma, Inc.	228,380
12,900	@,L	Amylin Pharmaceuticals, Inc.	636,873
21,800	@	Andrx Corp.	505,542
13,200	@	Atherogenics, Inc.	172,260
39,850	@,L	AVANIR Pharmaceuticals	272,574
5,000	@	Bentley Pharmaceuticals, Inc.	54,800
16,500	@	BioMarin Pharmaceuticals, Inc.	237,105
19,700	@,@@	Cardiome Pharma Corp.	174,148
28,600	@	Cubist Pharmaceuticals, Inc.	720,148
4,800	@,L	CV Therapeutics, Inc.	67,056
67,600	@,L	Cypress Bioscience, Inc.	415,064
17,000	@,L	Durect Corp.	65,790
3,900	L	Mannatech, Inc.	49,179
21,600	@,L	Medarex, Inc.	207,576
12,200		Medicis Pharmaceutical	292,800
41,100	@	NBTY, Inc.	982,701
11,400	@,L	OSI Pharmaceuticals, Inc.	375,744
2,800	@	Par Pharmaceutical Cos., Inc.	51,688
9,200	@	Progenics Pharmaceuticals, Inc.	221,352
17,100	@	Renovis, Inc.	261,801
3,800	@	Salix Pharmaceuticals Ltd.	46,740
10,200	@,L	Sciele Pharma, Inc.	236,538
10,000	@,L	Theravance, Inc.	228,800
10,100	@	United Therapeutics Corp.	583,477
16,300		Valeant Pharmaceuticals International	275,796
61,200	@,L	Viropharma, Inc.	527,544

			9,586,939

		Real Estate: 0.6%
25,700		Jones Lang LaSalle, Inc.	2,250,035

			2,250,035

		Real Estate Investment Trust: 6.6%
17,900		Alexandria Real Estate Equities, Inc.	1,587,372
28,800		American Home Mortgage Investment Corp.	1,061,568
29,100	L	Anthracite Capital, Inc.	353,856
22,000	L	Ashford Hospitality Trust, Inc.	277,640
4,900	L	BioMed Realty Trust, Inc.	146,706
4,900	@,L	Boykin Lodging Co.	53,361
3,600		Brandywine Realty Trust	115,812
25,400		Crescent Real Estate EQT Co.	471,424
41,100	L	EastGroup Properties, Inc.	1,918,548
12,200	L	Entertainment Properties Trust	525,210
22,500	L	Equity Inns, Inc.	372,600
51,500		FelCor Lodging Trust, Inc.	1,119,610
45,900		First Potomac Realty Trust	1,367,361
12,700	L	Glimcher Realty Trust	315,087
12,000		IMPAC Mortgage Holdings, Inc.	134,160
57,600	L	Innkeepers USA Trust	995,328
26,900		Kilroy Realty Corp.	1,943,525
17,200		KKR Financial Corp.	357,932
6,900		LaSalle Hotel Properties	319,470
154,800	L	Lexington Corporate Properties Trust	3,343,680
34,600	L	LTC Properties, Inc.	773,310
27,000		MFA Mortgage Investments, Inc.	185,760
45,900	L	Mid-America Apartment Communities, Inc.	2,558,925
2,400	L	Mills Corp.	64,200
2,600	L	National Health Investors, Inc.	69,914
53,400	L	Nationwide Health Properties, Inc.	1,202,034
3,700	L	Novastar Financial, Inc.	116,957
26,000		Pennsylvania Real Estate Investment Trust	1,049,620
28,100		Post Properties, Inc.	1,274,054
4,000		PS Business Parks, Inc.	236,000
11,100		RAIT Investment Trust	324,120
17,900	L	Saul Centers, Inc.	729,962
43,500		Sunstone Hotel Investors, Inc.	1,264,110

			26,629,216

		Retail: 6.5%
132,300	L	Applebees International, Inc.	2,542,806
26,700	@	Asbury Automotive Group, Inc.	559,098
9,700		Bon-Ton Stores, Inc.	212,236
25,400	L	Brown Shoe Co., Inc.	865,632
5,800	@,L	Build-A-Bear Workshop, Inc.	124,758
55,200		Cash America International, Inc.	1,766,400
9,700		CBRL Group, Inc.	329,024
110,300	@	Charming Shoppes	1,239,772
9,400	@	Childrens Place	564,470
38,000	@	CSK Auto Corp.	454,860

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Retail (continued)
33,100		Domino’s Pizza, Inc.	$818,894
26,500	@	Dress Barn, Inc.	671,775
5,900	@	Ezcorp, Inc.	222,371
6,500	@	First Cash Financial Services, Inc.	128,375
37,100	@	Genesco, Inc.	1,256,577
7,800		Group 1 Automotive, Inc.	439,452
12,300	@	Insight Enterprises, Inc.	234,315
14,600	@	J Crew Group, Inc.	400,770
8,900	@,L	Jack in the Box, Inc.	348,880
32,800	L	Landry’s Restaurants, Inc.	1,064,360
13,600		Lithia Motors, Inc.	412,352
11,400		Lone Star Steakhouse & Saloon	299,022
9,100	@,L	MarineMax, Inc.	238,693
95,300		Men’s Wearhouse, Inc.	2,887,590
11,800		Movado Group, Inc.	270,810
77,500	@,L	New York & Co., Inc.	757,175
28,100	@	Pacific Sunwear of California	503,833
18,500	@	Pantry, Inc.	1,064,490
30,400	@	Papa John’s International, Inc.	1,009,280
19,700	@	Payless Shoesource, Inc.	535,249
14,600	@,L	Petco Animal Supplies, Inc.	298,278
7,200	@,L	Rare Hospitality International, Inc.	207,072
26,800		Ruby Tuesday, Inc.	654,188
17,200	@,L	Ryan’s Restaurant Group	204,852
19,300	@	Select Comfort Corp.	443,321
5,100	@	Shoe Carnival, Inc.	121,686
5,600	L	Sonic Automotive, Inc.	124,208
12,850	L	Stage Stores, Inc.	424,050
25,500	@,L	Too, Inc.	978,945
4,200	L	World Fuel Services Corp.	191,898

			25,871,817

		Savings & Loans: 0.7%
4,900		Commercial Capital Bancorp, Inc.	77,175
1,500		Downey Financial Corp.	101,775
23,137	L	First Niagara Financial Group, Inc.	324,381
3,500	S	First Place Financial Corp.	80,535
5,300	@	FirstFed Financial Corp.	305,651
6,600	L	Flagstar Bancorp, Inc.	105,336
2,300	L	Horizon Financial Corp.	63,089
3,900		ITLA Capital Corp.	205,062
24,200		Partners Trust Financial Group, Inc.	276,122
10,900	L	Provident New York Bancorp	144,098
15,600		Sterling Financial Corp.	475,956
400	L	TierOne Corp.	13,508
700		United Community Financial Corp.	8,400
8,300	L	WSFS Financial Corp.	510,035

			2,691,123

		Semiconductors: 3.0%
1,800	@,L	Actel Corp.	25,830
8,900	@,S	ADE Corp.	289,161
27,900	@	AMIS Holdings, Inc.	279,000
43,500	@,L	Amkor Technology, Inc.	411,510
29,600	@,L	Applied Micro Circuits Corp.	80,808
27,300	@	Asyst Technologies, Inc.	205,569
1,000	@,S	ATMI, Inc.	24,620
18,600	@	Axcelis Technologies, Inc.	109,740
13,100	@	Brooks Automation, Inc.	154,580
10,300	@	Cabot Microelectronics Corp.	312,193
30,200	@	Cirrus Logic, Inc.	245,828
10,900	L	Cohu, Inc.	191,295
97,500	@,L	Conexant Systems, Inc.	243,750
15,100	@	Credence Systems Corp.	52,850
10,050	@	Diodes, Inc.	416,472
6,600	@	DSP Group, Inc.	164,010
20,830	@	Entegris, Inc.	198,510
5,500	@,L	Exar Corp.	72,985
6,900	@	Integrated Silicon Solutions, Inc.	38,019
17,100	@	IXYS Corp.	164,160
6,500	@	Kopin Corp.	23,465
20,500	@	Kulicke & Soffa Industries, Inc.	151,905
13,000	@,L	Lattice Semiconductor Corp.	80,340
29,100	@	LTX Corp.	203,991
23,300	@	Mattson Technology, Inc.	227,641
23,200	@,L	Micrel, Inc.	232,232
4,325	@	Micron Technology, Inc.	65,138
51,300		Microsemi Corp.	1,250,694
21,400	@	MIPS Technologies, Inc.	129,898
12,200	@	MKS Instruments, Inc.	245,464
19,300	@	Omnivision Technologies, Inc.	407,616
89,100	@,L	ON Semiconductor Corp.	523,908
19,500	@	Photronics, Inc.	288,600
9,600	@	Pixelworks, Inc.	26,208
7,800	@,L	PMC — Sierra, Inc.	73,320
7,305	@	Rudolph Technologies, Inc.	105,923
2,900	@	Semitool, Inc.	26,158
12,600	@	Semtech Corp.	182,070
11,400	@	Sigmatel, Inc.	46,854
24,500	@,L	Silicon Image, Inc.	264,110
34,500	@	Skyworks Solutions, Inc.	190,095
26,700	@	Standard Microsystems Corp.	582,861
2,200	@,L	Sunpower Corp.	61,644
3,500	@	Supertex, Inc.	139,790
4,800	@	Tessera Technologies, Inc.	132,000
65,150	@	Varian Semiconductor Equipment Associates, Inc.	2,124,536
48,300	@	Vitesse Semiconductor Corp.	69,552
14,100	@,L	Zoran Corp.	343,194

			11,880,097

		Software: 2.8%
38,900	@,L	Actuate Corp.	157,156
8,900	L	Acxiom Corp.	222,500
1,400	@,L	Allscripts Healthcare Solutions, Inc.	24,570
6,400	@	Ansys, Inc.	306,048
144,100	@	Aspen Technology, Inc.	1,890,592
9,700	@	Borland Software Corp.	51,216
16,700		Computer Programs & Systems, Inc.	667,332
10,300	@,L	CSG Systems International	254,822
1,000	@	Digi International, Inc.	12,530
14,700	@	Eclipsys Corp.	266,952
8,800	@,L	Epicor Software Corp.	92,664
7,300	@	EPIQ Systems, Inc.	121,472
4,200	@	Filenet Corp.	113,106
22,700	@	Hyperion Solutions Corp.	626,520
20,700	@,L	Informatica Corp.	272,412
4,300	L	infoUSA, Inc.	44,333
6,700	@	InPhonic, Inc.	42,210
46,200	L	Inter-Tel, Inc.	972,972
400	@	Intervideo, Inc.	3,908
8,900	@	JDA Software Group, Inc.	124,867
17,500		Keane, Inc.	218,750
13,600	@	Mantech International Corp.	419,696
8,700	@	Mapinfo Corp.	113,535
5,800	@	MicroStrategy, Inc.	565,616
4,700	@	MRO Software, Inc.	94,329
4,000	@	Omnicell, Inc.	55,280
16,400	@	Packeteer, Inc.	185,976
31,160	@,L	Parametric Technology Corp.	396,044
2,100	L	Pegasystems, Inc.	13,482
39,600	@,L	Per-Se Technologies, Inc.	997,128
8,100	@	Phoenix Technologies Ltd.	38,961
25,500	@	Progress Software Corp.	596,955
2,800		Quality Systems, Inc.	103,096

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Software (continued)
17,600	@	Quest Software, Inc.	$247,104
1,200	@	SPSS, Inc.	38,568
25,900	@	Sybase, Inc.	502,460
8,000	@	Transaction Systems Architects, Inc.	333,520
14,500	@	Wind River Systems, Inc.	129,050

			11,317,732

		Telecommunications: 4.3%
40,500	@,L	3Com Corp.	207,360
22,200	@,L	Adaptec, Inc.	96,348
16,600	@	Aeroflex, Inc.	193,722
87,300		Anixter International, Inc.	4,143,258
29,600	@	Arris Group, Inc.	388,352
8,800		Black Box Corp.	337,304
11,510	@	Broadwing Corp.	119,129
8,900	@	C-COR.net Corp.	68,708
2,900	@	CalAmp Corp.	25,781
22,000	L	Centennial Communications Corp.	114,400
17,500	@	Ciena Corp.	84,175
265,300	@	Cincinnati Bell, Inc.	1,087,730
59,900	L	Commonwealth Telephone Enterprises, Inc.	1,986,284
16,500	@,L	CommScope, Inc.	518,430
3,800	@	Comtech Telecommunications	111,226
17,600		CT Communications, Inc.	402,512
6,200	@,L	Ditech Communications Corp.	54,064
96,600	@,L	Dobson Communications Corp.	746,718
20,400	@	Extreme Networks	84,864
39,000	@	Finisar Corp.	127,530
18,000	@,L	Foundry Networks, Inc.	191,880
15,700	@,L	Glenayre Technologies, Inc.	41,448
7,700	@@	Golden Telecom, Inc.	195,195
12,100	@,L	Harmonic, Inc.	54,208
21,700	@	Hypercom Corp.	202,895
14,000	@,L	Interdigital Communications Corp.	488,740
49,500	@,L	L-3 Communications Corp.	219,780
10,100	@,L	Lightbridge, Inc.	130,795
5,000	@	Mastec, Inc.	66,050
22,100	@	MRV Communications, Inc.	68,731
9,600	@,L	Netgear, Inc.	207,840
28,000	@,L	NTELOS Holdings Corp.	404,600
22,100	L	Plantronics, Inc.	490,841
4,200	@,L	Polycom, Inc.	92,064
22,000	@,L	Powerwave Technologies, Inc.	200,640
127,800	@	Premier Global Services, Inc.	964,890
4,200	@	Radyne Corp.	47,796
50,300	@,L	RF Micro Devices, Inc.	300,291
4,500	@	SafeNet, Inc.	79,740
8,700	@,L	Sonus Networks Inc	43,065
26,400	@	Symmetricom, Inc.	186,648
6,300	@,L	Syniverse Holdings, Inc.	92,610
8,500	@,L	Talk America Holdings, Inc.	52,615
14,000	@	Tekelec	172,900
40,300	@	Time Warner Telecom, Inc.	598,455
19,100	@	Utstarcom, Inc.	148,789
42,600	L	Valor Communications Group, Inc.	487,770
12,700	@,L	Westell Technologies, Inc.	27,813

			17,156,984

		Textiles: 0.2%
22,500	L	Angelica Corp.	394,650
10,100	L	Unifirst Corp.	348,450

			743,100

		Toys/ Games/ Hobbies: 0.2%
14,300	@,L	Jakks Pacific, Inc.	287,287
15,500	@,L	RC2 Corp.	599,230

			886,517

		Transportation: 2.1%
10,400	@,L	American Commercial Lines, Inc.	626,600
7,300		Arkansas Best Corp.	366,533
32,550	@	Genesee & Wyoming, Inc.	1,154,549
7,100	@,L	Gulfmark Offshore, Inc.	183,393
100,700		Horizon Lines, Inc.	1,613,214
15,700	@	HUB Group, Inc.	385,121
44,700		Landstar System, Inc.	2,111,181
2,950	@	Marten Transport Ltd.	64,133
6,250	@	Old Dominion Freight Line	234,938
900	@	PAM Transportation Services	26,001
1,400	@	Quality Distribution, Inc.	18,592
22,600	@,L	RailAmerica, Inc.	236,396
28,400	@	SCS Transportation, Inc.	781,852
17,300	@	Sirva, Inc.	111,931
15,600	@	US Xpress Enterprises, Inc.	421,512
4,200		Werner Enterprises, Inc.	85,134

			8,421,080

		Trucking & Leasing: 0.3%
4,200	@	Amerco, Inc.	422,772
4,900		GATX Corp.	208,250
8,800		Greenbrier Cos., Inc.	288,112
4,100		Interpool, Inc.	91,103

			1,010,237

		Total Common Stock (Cost $361,484,708)	389,433,739

U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Bond: 0.1%
310,000		2.875%, due 11/30/06	307,094

		Total U.S. Treasury Obligation (Cost $307,007)	307,094

		Total Long-Term Investments (Cost $361,791,715)	389,740,833

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 23.5%
	U.S. Government Agency Obligations: 1.8%
$7,418,094	4.700%, due 07/03/06	$7,418,093

	Total U.S. Government Agency Obligations (Cost $7,418,093)	7,418,093

	Securities Lending CollateralCC: 21.6%
86,755,464	The Bank of New York Institutional Cash Reserves Fund	86,755,464

	Total Securities Lending Collateral (Cost $86,755,464)	86,755,464

	Total Short-Term Investments (Cost $94,173,557)	94,173,557

Total Investments In Securities (Cost $455,965,272)*	120.7%	$483,914,390
Other Assets and Liabilities-Net	(20.7)	(82,938,706)

Net Assets	100.0%	$400,975,684

@	Non-income producing security
@@	Foreign Issuer
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $456,531,362. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$48,736,374
Gross Unrealized Depreciation	(21,353,346)

Net Unrealized Appreciation	$27,383,028

Information concerning open futures contracts for the JPMorgan Small Cap Equity Portfolio at June 30, 2006 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain/(Loss)

RUSSELL 2000 FUTURES	19	$6,949,250	09/14/06	$197,534

				$197,534

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.9%
		Advertising: 0.8%
38,578		RH Donnelley Corp.	$2,085,912

			2,085,912

		Aerospace/ Defense: 0.4%
15,200		Lockheed Martin Corp.	1,090,448

			1,090,448

		Agriculture: 2.4%
85,600		Altria Group, Inc.	6,285,608

			6,285,608

		Banks: 10.8%
196,542		Bank of America Corp.	9,453,670
125,600		Bank of New York	4,044,320
40,100		Marshall & Ilsley Corp.	1,834,174
21,260		SunTrust Banks, Inc.	1,621,288
152,890		US Bancorp	4,721,243
60,400		Wachovia Corp.	3,266,432
59,230		Wells Fargo & Co.	3,973,148

			28,914,275

		Beverages: 1.3%
46,760		Coca-Cola Co.	2,011,615
70,878		Coca-Cola Enterprises, Inc.	1,443,785

			3,455,400

		Chemicals: 1.6%
39,200		Dow Chemical Co.	1,529,976
52,460		Praxair, Inc.	2,832,840

			4,362,816

		Computers: 0.9%
45,160	@	Affiliated Computer Services, Inc.	2,330,708

			2,330,708

		Cosmetics/ Personal Care: 2.7%
129,100		Procter & Gamble Co.	7,177,960

			7,177,960

		Diversified Financial Services: 11.4%
24,300		American Express Co.	1,293,246
19,560		CIT Group, Inc.	1,022,792
320,600		Citigroup, Inc.	15,465,744
124,190		Freddie Mac	7,080,072
33,900	@@	Lazard Ltd.	1,369,560
68,100		Morgan Stanley	4,304,601

			30,536,015

		Electric: 6.1%
41,360		Consolidated Edison, Inc.	1,838,038
40,250		Dominion Resources, Inc.	3,010,298
59,200		Duke Energy Corp.	1,738,704
80,600		Edison International	3,143,400
63,300		NiSource, Inc.	1,382,472
98,800		Northeast Utilities	2,042,196
37,430		SCANA Corp.	1,444,049
84,000		Xcel Energy, Inc.	1,611,120

			16,210,277

		Electronics: 0.6%
80,600	@	Avnet, Inc.	1,613,612

			1,613,612

		Forest Products & Paper: 0.8%
36,100		Weyerhaeuser Co.	2,247,225

			2,247,225

		Hand/ Machine Tools: 0.4%
15,800		Kennametal, Inc.	983,550

			983,550

		Healthcare — Services: 2.3%
49,800		Aetna, Inc.	1,988,514
55,500	@	WellPoint, Inc.	4,038,735

			6,027,249

		Home Builders: 1.0%
107,900	@	Toll Brothers, Inc.	2,759,003

			2,759,003

		Insurance: 7.8%
10,450		AMBAC Financial Group, Inc.	847,495
27,910		Assurant, Inc.	1,350,844
7,200	@@	Everest Re Group Ltd.	623,304
125,090		Genworth Financial, Inc.	4,358,136
33,620		Hartford Financial Services Group, Inc.	2,844,252
59,900		MBIA, Inc.	3,507,145
23,600		MGIC Investment Corp.	1,534,000
68,390	@@	RenaissanceRe Holdings Ltd.	3,314,179
79,050	@@	Willis Group Holdings Ltd.	2,537,505

			20,916,860

		Internet: 0.3%
45,700	@	Symantec Corp.	710,178

			710,178

		Iron/ Steel: 1.0%
37,600		United States Steel Corp.	2,636,512

			2,636,512

		Leisure Time: 1.5%
51,100		Carnival Corp.	2,132,914
87,740		Sabre Holdings Corp.	1,930,280

			4,063,194

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Media: 4.1%
76,220		CBS Corp. — Class B	$2,061,751
81,900	@	Comcast Corp.	2,681,406
41,900		Gannett Co., Inc.	2,343,467
144,040		Time Warner, Inc.	2,491,892
35,420	@	Viacom, Inc. — Class B	1,269,453

			10,847,969

		Mining: 1.0%
82,070		Alcoa, Inc.	2,655,785

			2,655,785

		Miscellaneous Manufacturing: 5.1%
21,410		Eaton Corp.	1,614,314
308,370		General Electric Co.	10,163,875
64,040	@@	Tyco International Ltd.	1,761,100

			13,539,289

		Office/ Business Equipment: 0.9%
166,750	@	Xerox Corp.	2,319,493

			2,319,493

		Oil & Gas: 13.3%
16,790		Apache Corp.	1,145,918
101,500		ChevronTexaco Corp.	6,299,090
93,550		ConocoPhillips	6,130,332
30,400		Devon Energy Corp.	1,836,464
31,600		EOG Resources, Inc.	2,191,144
262,480		Exxon Mobil Corp.	16,103,148
16,690		Occidental Petroleum Corp.	1,711,560

			35,417,656

		Oil & Gas Services: 0.8%
34,100		Schlumberger Ltd.	2,220,251

			2,220,251

		Packaging & Containers: 0.5%
46,900		Ball Corp.	1,737,176

			1,737,176

		Pharmaceuticals: 5.6%
48,500		Abbott Laboratories	2,115,085
24,590		Eli Lilly & Co.	1,359,089
65,500		Merck & Co., Inc.	2,386,165
257,470		Pfizer, Inc.	6,042,821
69,470		Wyeth	3,085,163

			14,988,323

		Real Estate Investment Trust: 1.8%
26,900		Apartment Investment & Management Co.	1,168,805
31,200		Global Signal, Inc.	1,445,184
50,740		Mack-Cali Realty Corp.	2,329,981

			4,943,970

		Retail: 1.5%
161,280		Staples, Inc.	3,922,330

			3,922,330

		Telecommunications: 5.9%
120,690	@	Corning, Inc.	2,919,491
239,940		Sprint Corp. — FON Group	4,796,401
242,800		Verizon Communications, Inc.	8,131,372

			15,847,264

		Transportation: 3.3%
62,900		CSX Corp.	4,430,676
81,900		Norfolk Southern Corp.	4,358,717

			8,789,393

		Total Common Stock (Cost $254,403,311)	261,635,701

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 1.1%
	U.S. Government Agency Obligation: 1.1%
$2,971,000	Federal Home Loan Bank, 4.70%, due 07/03/06	$2,969,836

	Total Short-Term Investments (Cost $2,969,836)	2,969,836

Total Investments In Securities (Cost $257,373,147)*	99.0%	$264,605,537
Other Assets and Liabilities-Net	1.0	2,670,567

Net Assets	100.0%	$267,276,104

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $257,973,105. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,442,966
Gross Unrealized Depreciation	(4,810,535)

Net Unrealized Appreciation	$6,632,431

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Country Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 89.8%
		Australia: 1.8%
135,503	S	BHP Billiton Ltd.	$2,930,778
132,143	L	Brambles Industries Ltd.	1,080,341
40,931		CSL Ltd.	1,632,289
2,441,503	L	Macquarie Airports	5,566,261
573,955	S	Newcrest Mining Ltd.	9,014,400
19,639	L	Rio Tinto Ltd.	1,136,623

			21,360,692

		Austria: 3.1%
113,566		Erste Bank der Oesterreichischen Sparkassen AG	6,384,420
12,376		Flughafen Wien AG	945,694
755,254	@	IMMOFINANZ Immobilien Anlagen AG	8,386,929
114,872	S	OMV AG	6,831,434
57,816	L	Raiffeisen International Bank Holding AG	5,009,623
179,377		Telekom Austria AG	3,993,699
31,334	L	Wiener Staedtische Allgemeine Versicherung AG	1,842,906
61,602		Wienerberger AG	2,923,424

			36,318,129

		Belgium: 1.9%
21,763		Almancora Comm Va	2,841,349
192,121		Fortis	6,541,134
119,472		KBC Bancassurance Holding	12,822,427

			22,204,910

		Bulgaria: 0.0%
230,636	@	Bulgarian Compensation Notes	100,378
10,684	@	Bulgarian Housing Compensation Notes	4,542
327,324	@	Bulgarian Registered Comp Vouchers	139,783

			244,703

		Canada: 0.3%
70,899		Barrick Gold Corp.	2,094,007
169,607	@	Bema Gold Corp.	846,288
5,664	@,#	Centerra Gold, Inc.	58,350
101,674	@	Eldorado Gold Corp.	493,660
9,353	@	Ivanhoe Mines Ltd.	63,342

			3,555,647

		China: 0.3%
816,000		Beijing Capital International Airport Co. Ltd.	521,208
743,887	L	China Life Insurance Co. Ltd.	1,178,400
112,710		Shenzhen Chiwan Wharf Holdings Ltd.	169,944
569,496		Weiqiao Textile Co.	730,579
241,154	L	Wumart Stores, Inc.	832,020

			3,432,151

		Cyprus: 0.6%
696,420		Bank of Cyprus Ltd.	6,746,537

			6,746,537

		Czech Republic: 1.4%
115,711		Komercni Banka AS	16,776,756

			16,776,756

		Denmark: 0.3%
5,250	@	ALK-Abello A/ S	716,758
5,475		Bryggerigruppen A/ S	607,828
7,918		Novo-Nordisk A/ S	503,413
58,480	@,L	Vestas Wind Systems A/ S	1,602,035

			3,430,034

		Egypt: 0.1%
15,195		Orascom Telecom Holding SAE GDR	630,164
31,077		Telecom Egypt GDR	337,185

			967,349

		Finland: 1.8%
71,844		YIT OYJ	1,758,446
294,762	L	Fortum OYJ	7,530,569
398,587		Nokia OYJ	8,080,450
88,867		Sampo OYJ	1,694,905
46,179	L	Sanoma-WSOY OYJ	1,110,227
14,300		Stockmann OYJ Abp	581,027
12,678		Wartsila OYJ	533,552

			21,289,176

		France: 11.3%
7,542		Accor	458,822
43,164		Air Liquide	8,402,621
38,664	@	Alstom RGPT	3,534,256
15,864	@,#	Atos Origin	1,037,052
80,578		BNP Paribas	7,705,211
100,816	L	Bouygues	5,176,783
42,675		Carrefour SA	2,499,482
35,906	L	Cie de Saint-Gobain	2,562,181
109,058	L	Electricite de France	5,757,311
10,061	L	Eurazeo	995,534
53,557		France Telecom SA	1,142,748
16,620	L	Generale de Sante	583,817

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		France (continued)
7,035	L	Hermes International	$622,006
44,475		JC Decaux SA	1,174,744
117,915	S,L	Lafarge SA	14,780,031
13,571		Lagardere SCA	1,000,342
108,531	S,L	LVMH Moet Hennessy Louis Vuitton SA	10,757,207
33,880	L	Pernod-Ricard	6,710,282
47,459	L	Pinault-Printemps-Redoute	6,046,952
24,473	L	Publicis Groupe	945,326
15,852	L	Renault SA	1,701,030
18,665	L	Safran SA	406,152
167,441	S,L	Sanofi-Synthelabo SA	16,313,857
39,728		Schneider Electric SA	4,134,947
19,109		Societe Generale	2,805,703
107,932		Societe Television Francaise 1	3,516,503
41,282		Suez SA	1,714,358
237,839	S	Total SA	15,624,081
18,438		Vinci SA	1,896,070
78,417		Vivendi Universal SA	2,739,315

			132,744,724

		Germany: 8.5%
23,999		Adidas-Salomon AG	1,154,246
314,808	L	Commerzbank AG	11,398,976
7,604		Continental AG	776,904
75,921	L	DaimlerChrysler AG	3,739,421
51,199		Deutsche Bank AG	5,751,296
39,581	L	Deutsche Boerse AG	5,393,533
218,429		Deutsche Post AG	5,866,769
24,440	L	Deutsche Postbank AG	1,755,003
44,225	S	EON AG	5,082,573
234,468	L	Fraport AG Frankfurt Airport Services Worldwide	16,734,015
39,064		Fresenius AG	6,414,239
40,856		Fresenius Medical Care AG	4,673,212
21,748		Henkel KGaA	2,259,685
2,426		Henkel KGaA	276,973
79,084	L	Hypo Real Estate Holding	4,788,633
206,987		IVG Immobilien AG	6,344,215
38,130	@,L	KarstadtQuelle AG	1,002,196
14,913		MAN AG	1,079,355
11,461	@,L	Merck KGaA	1,041,827
889		Puma AG Rudolf Dassler Sport	345,419
10,097		RWE AG	838,586
11,269		SAP AG	2,367,814
93,079		Siemens AG	8,087,964
13,300		Solarworld AG	834,448
71,389	@,L	UkrTelecom ADR	719,681
4,007	@	Wacker Chemie AG	425,490

			99,152,473

		Greece: 0.5%
62,840		Alpha Bank AE	1,567,840
181,908	@	Hellenic Telecommunications Organization SA	4,006,821

			5,574,661

		Hong Kong: 2.3%
1,925,785		China Merchants Holdings International Co. Ltd.	5,875,330
363,000	L	Clear Media Ltd.	420,664
2,916,676	@	Galaxy Entertainment Group Ltd.	2,836,919
1,556,668	@	Hutchison Telecommunications International Ltd.	2,511,290
2,820,787		Melco International Development	7,094,953
5,696,922	L	Shun TAK Holdings Ltd.	7,462,318
558,000		Texwinca Holdings Ltd.	374,621

			26,576,095

		Hungary: 2.0%
6,676		Egis Rt	821,606
13,570		Gedeon Richter Rt	2,494,128
1,108,768	@	Matav Magyar Tavkozlesi Rt	4,208,272
546,443		OTP Bank Rt	15,479,494

			23,003,500

		India: 0.1%
30,136		State Bank of India Ltd. GDR	1,205,440

			1,205,440

		Indonesia: 0.1%
2,083,000		Indofood Sukses Makmur Tbk PT	198,032
219,310		Semen Gresik Persero Tbk PT	563,755
730,615		Telekomunikasi Indonesia Tbk PT	583,499

			1,345,286

		Ireland: 0.1%
339,735	@	Dragon Oil PLC	1,007,625

			1,007,625

		Italy: 5.4%
95,009	L	Assicurazioni Generali S.p.A.	3,454,950
776,741		Banca Intesa S.p.A.-RNC	4,204,715
394,200		Banca Intesa S.p.A.	2,300,042
44,080		Banca Italease	2,200,012
38,784		Banca Popolare dell’Emilia Romagna SCRL	828,087
418,886	L	Banca Popolare di Milano SCRL	5,332,668
44,210		Banca Popolare di Sondrio SCRL	718,026
279,164	@,L	Banca Popolare Italiana	2,649,721
141,680	L	Banche Popolari Unite SCRL	3,668,691
86,808	L	Banco Popolare di Verona e Novara SCRL	2,325,708
329,919		Beni Stabili S.p.A.	335,472
42,600	L	Bulgari SpA	482,547
176,362		Buzzi Unicem SpA	4,041,835
871,149		Capitalia S.p.A.	7,135,696
1,149,168		Cassa di Risparmio di Firenze S.p.A.	3,251,871
269,169		Credito Emiliano S.p.A.	3,318,063
59,695	L	Finmeccanica S.p.A.	1,324,366
100,581		Geox SPA	1,195,724
27,809		Luxottica Group S.p.A.	753,755
235,238	@,L	Parmalat SpA	733,894
1,658,176		UniCredito Italiano S.p.A.	12,977,533

			63,233,376

		Japan: 9.5%
18,375		Aeon Credit Service Co., Ltd.	447,411
18,304		Aisin Seiki Co. Ltd.	544,637
85,000	L	Bank of Fukuoka Ltd.	646,635
18,988		Bank of Kyoto Ltd.	204,912
127,980		Bank of Yokohama Ltd.	988,797
70,320	S	Canon, Inc.	3,446,334
76,000		Chiba Bank Ltd.	710,749
33,290		Credit Saison Co., Ltd.	1,577,314
10,763		Dai Nippon Printing Co., Ltd.	166,417
34,600		Daikin Industries Ltd.	1,199,427

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Japan (continued)
40,016		Daiwa Securities Group, Inc.	$476,822
35,022		Denso Corp.	1,146,532
300		Dentsu, Inc.	830,157
239		East Japan Railway Co.	1,776,866
18,700		Eisai Co. Ltd.	842,316
6,900		Exedy Corp.	217,772
10,800		Fanuc Ltd.	970,098
482	S	Fuji Television Network, Inc.	1,070,383
75,000		Fujitsu Ltd.	581,266
45,000		Gunma Bank Ltd.	334,856
105,920		Honda Motor Co., Ltd.	3,364,458
44,200		Hoya Corp.	1,573,524
13,500		Ibiden Co., Ltd.	649,622
69,000		Itochu Corp.	607,264
5,801	L	Jafco Co. Ltd	348,989
828	S	Japan Tobacco, Inc.	3,023,847
20,469		JS Group Corp.	430,314
18,136		JSR Corp.	459,073
3,090		Keyence Corp.	788,440
61,920		Koito Manufacturing Co. Ltd.	921,318
51,864		Kubota Corp.	493,429
10,900		Kyocera Corp.	845,421
17,961		Makita Corp.	566,416
328,324	S	Matsushita Electric Industrial Co., Ltd.	6,931,925
66,000		Mitsubishi Electric Corp.	529,063
49,000		Mitsubishi Securities Co., Ltd.	635,493
834	S	Mitsubishi Tokyo Financial Group, Inc.	11,690,960
60,596		Mitsui Fudosan Co., Ltd.	1,316,925
82,920		Mitsui Mining & Smelting Co. Ltd.	490,690
1,087	S	Mizuho Financial Group, Inc.	9,218,692
60,000		NGK Spark Plug Co. Ltd.	1,206,928
44,302		NHK Spring Co., Ltd.	510,251
8,200		Nintendo Co., Ltd.	1,377,781
21,000		Nippon Electric Glass Co. Ltd.	420,730
30,000		Nissan Chemical Industries Ltd.	374,871
84,273		Nissan Motor Co., Ltd.	920,234
23,804		Nitto Denko Corp.	1,695,907
30,800		NOK Corp.	894,343
62,704		Nomura Holdings, Inc.	1,177,611
87,000		NSK Ltd.	722,260
1,069		NTT DoCoMo, Inc.	1,563,988
4,260		ORIX Corp.	1,039,490
145		Resona Holdings, Inc.	457,937
108,000		Ricoh Co., Ltd.	2,118,618
40	@	Sapporo Hokuyo Holdings, Inc.	419,434
33,100		Sega Sammy Holdings, Inc.	1,227,282
23,447		Seven & I Holdings Co., Ltd.	773,074
71,000		Sharp Corp.	1,122,426
72,000	@	Shinsei Bank Ltd.	456,134
14,692	@	Shizuoka Bank Ltd.	158,680
74,869		Sony Corp.	3,300,975
47,297		Stanley Electric Co. Ltd.	977,854
10,000		Suruga Bank Ltd.	134,514
128,000		Sumitomo Chemical Co., Ltd.	1,068,058
44,455		Sumitomo Corp.	587,711
82,134		Sumitomo Metal Industries Ltd.	339,343
666	S	Sumitomo Mitsui Financial Group, Inc.	7,052,826
167,000		Sumitomo Trust & Banking Co., Ltd.	1,828,336
84,600		Suzuki Motor Corp.	1,830,736
25,200		Takeda Chemical Industries Ltd.	1,568,640
73,000		Teijin Ltd.	463,893
38,000		Toppan Printing Co., Ltd.	429,068
64,000		Toray Industries, Inc.	555,415
117,300	S	Toyota Motor Corp.	6,130,600
12,700		Yamada Denki Co., Ltd.	1,293,943
43,902		Yamaha Motor Co., Ltd.	1,150,297
52,368		Yamato Transport Co., Ltd.	929,257
22,303		Yokogawa Electric Corp.	318,569

			111,663,578

		Luxembourg: 0.2%
57,428	@,L	Millicom International Cellular SA	2,608,954

			2,608,954

		Mexico: 0.6%
28,658		Consorcio ARA SA	118,005
35,498	L	Fomento Economico Mexicano SA de CV ADR	2,971,893
904,442		Grupo Financiero Banorte SA de CV	2,097,372
85,869		Grupo Televisa SA ADR	1,658,130
109,524	@	Urbi Desarrollos Urbanos SA de CV	253,983

			7,099,383

		Netherlands: 3.0%
55,436		Euronext NV	5,201,742
89,689		Heineken NV	3,800,164
169,027		Koninklijke Philips Electronics NV	5,265,699
235,495	L	Royal KPN NV	2,646,485
39,528		Royal Numico NV	1,772,994
238,307		TPG NV	8,526,135
211,415		Unilever NV	4,787,878
156,899		Vedior NV	3,292,931

			35,294,028

		New Zealand: 0.1%
436,996		Auckland International Airport Ltd.	578,109

			578,109

		Norway: 1.4%
23,699		Acta Holding ASA	75,058
232,297	L	DNB Holding ASA	2,887,413
87,279		Norsk Hydro ASA	2,314,831
52,210		Orkla ASA	2,416,677
3,888,458	@	PAN Fish ASA	4,206,453
122,862	S	Statoil ASA	3,502,250
91,844		Telenor ASA	1,109,613

			16,512,295

		Philippines: 0.2%
36,072	L	Philippine Long Distance Telephone ADR	1,245,205
32,390		Philippine Long Distance Telephone Co.	1,114,626

			2,359,831

		Poland: 4.5%
40,547		Agora SA	443,553
275,027		Bank Pekao SA	16,514,721
25,247		Bank Przemyslowo-Handlowy PBK SA	5,583,356
99,766		Bank Zachodni WBK SA	5,628,746
41,131	@	Budimex SA	721,586
33,704		CCC SA	444,635
150,740	@	Cersanit Krasnystaw SA	927,603
11,976		Grupa Kety SA	474,979

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Poland (continued)
14,368	@	Inter Cars SA	$115,213
1,538,751		PKO Bank Polski SA	17,982,317
11,813		Polska Graupa Framaceutycz SA	237,656
27,789		Sniezka SA	283,805
2,682	@	Stomil Sanok	132,673
485,502		Telekomunikacja Polska SA	3,055,877
130,828	@	ZM Duda SA	441,176

			52,987,896

		Portugal: 0.1%
9,909		Jeronimo Martins	169,271
110,566		Portugal Telecom SGPS SA	1,334,351

			1,503,622

		Romania: 0.6%
2,989,687	@	Impact	478,196
2,870,500	@	Rolast AG	61,834
422,000		SIF 1 Banat Crisana Arad	289,925
458,000		SIF 2 Moldova Bacau	265,493
346,500		SIF 3 Transilvania Brasov	224,416
635,000		SIF 4 Muntenia Bucuresti	295,386
403,500		SIF 5 Oltenia Craiova	282,991
25,928,328	S	SNP Petrom SA	4,731,701
1,544,000		SOCEP CONSTANTA	93,370

			6,723,312

		Russia: 4.5%
96,453		LUKOIL ADR	7,987,727
57,916		MMC Norilsk Nickel ADR	7,529,080
620		NovaTek OAO	2,770,030
110,907		OAO Gazprom	1,154,388
273,044	L	OAO Gazprom ADR	11,443,200
680,095		OJSC TNK — BP HOLDING	1,836,257
58,216	@	POLYUS GOLD ADR	2,594,629
11,182	@	Polyus Gold Co. ZAO	480,826
313,271		RenShares Utilities Ltd.	548,224
6,918		Rosneft-Purneftegaz	280,179
4,646		Sberbank RF	7,897,997
124,614		Unified Energy System GDR	8,610,827

			53,133,364

		South Korea: 0.6%
13,609		Hyundai Motor Co.	1,155,208
3,344	@	NHN Corp.	1,159,745
8,084		Samsung Electronics Co., Ltd.	5,130,980

			7,445,933

		Spain: 0.6%
68,405		Banco Bilbao Vizcaya Argentaria SA	1,407,589
117,198		Corp Mapfre SA	2,164,139
28,606		Grupo Empresarial Ence SA	1,094,820
60,902	L	Inditex SA	2,567,514

			7,234,062

		Sweden: 2.8%
11,943		Autoliv, Inc.	674,459
316,823		ForeningsSparbanken AB	8,322,475
129,550		Getinge AB	2,203,501
19,916		Hennes & Mauritz AB	771,169
69,094	@	Modern Times Group AB	3,631,554
69,094	@	Modern Times Group AB	236,562
486,985		Nordea AB	5,806,801
25,540		Securitas AB	489,787
309,668		Skandinaviska Enskilda Banken AB	7,375,867
112,754		Skanska AB	1,738,292
472,376		Telefonaktiebolaget LM Ericsson	1,558,921
70,448		TeliaSonera AB	399,575

			33,208,963

		Switzerland: 6.6%
84,148	L	Adecco SA	4,970,655
5,152		BKW FMB Energie AG	449,389
131,398	L	Compagnie Financiere Richemont AG	6,003,724
101,824		Credit Suisse Group	5,680,975
178,277	S,L	Holcim Ltd.	13,666,789
47,302	S	Nestle SA	14,829,678
199,376	S	Novartis AG	10,759,622
61,080	S	Roche Holding AG	10,078,967
1,809	L	SGS SA	1,716,927
42,919		Swatch Group AG	7,232,710
15,768	@,S	Syngenta AG, 0.000%, due 11/30/00	2,087,698
898		Unique Zurich Airport	196,151

			77,673,285

		Thailand: 0.1%
70,876	L	Bangkok Bank PCL. NVDR	189,928
49,735		Bangkok Bank PLC	138,775
3,391,606		Krung Thai Bank PCL	900,673

			1,229,376

		Turkey: 1.1%
1,111,712		Dogan Sriketler Grubu Holdings	4,066,430
507,600		HACI Omer Sabanci Holding	1,352,578
1,467,727		Turkiye Garanti Bankasi	3,603,215
678,940		Turkiye Is Bank ASI — C	3,295,207
11,966		Turkiye Vakiflar Bankasi Tao	46,881

			12,364,311

		Ukraine: 0.0%
2,095	@	Centrenergo ADR	16,489
233		Ukrnafta Open JT STK ADR	81,632

			98,121

		United Arab Emirates: 0.1%
53,102	@	Investcom LLC GDR	1,018,496

			1,018,496

		United Kingdom: 9.8%
448,495		Aegis Group PLC	1,077,965
151,577		Anglo American PLC	6,184,018
321,139		Associated British Ports Holdings PLC	5,381,614
600,997	S	BAA PLC	10,390,385
218,577		BAE Systems PLC	1,493,230
109,031		Balfour Beatty PLC	691,050
116,680		BP PLC	1,352,879
203,902		Burberry Group PLC	1,619,658
850,166		Compass Group PLC	4,118,887
736,191	S	Diageo PLC	12,365,296
478,270	S	GlaxoSmithKline PLC	13,347,182
94,797	@	Highland Gold Mining Ltd.	404,090
72,895		Imperial Tobacco Group PLC	2,248,265
71,395	@	Peter Hambro Mining PLC	1,704,074
220,375		Prudential PLC	2,491,991
160,873		Reckitt Benckiser PLC	6,002,719
21,497		Rio Tinto PLC	1,131,949
626,140	@	Rolls-Royce Group PLC	4,788,924
51,106		SABMiller PLC	920,037
121,461		Scottish & Newcastle PLC	1,143,644
367,278		Smith & Nephew PLC	2,818,665
61,636		Smiths Group PLC	1,014,566
1,899,736		Tesco PLC	11,727,143
5,942,109		Vodafone Group PLC	12,646,923

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		United Kingdom (continued)
199,436		William Hill PLC	$2,308,942
47,417		Wolseley PLC	1,043,854
386,560		WPP Group PLC	4,672,787

			115,090,737

		United States: 1.4%
487,840	@	KKR Private Equity Investors LP	10,683,696
302,301	L	News Corp., Inc.	6,100,434

			16,784,130

		Venezuela: 0.1%
26,618		Cia Anonima Nacional Telefonos de Venezuela ADR	523,037

			523,037

		Total Common Stock (Cost $945,069,679)	1,053,304,087

PREFERRED STOCK: 0.3%
		Germany: 0.3%
131,409		ProSieben SAT.1 Media AG	3,279,998

			3,279,998

		Total Preferred Stock (Cost $3,048,965)	3,279,998

EQUITY LINKED: 1.3%
		India: 1.1%
277,525		Banking Index Benchmark Exchange Traded Scheme — Bank BeES, 0.000%, due 01/20/10	2,234,631
510,386		Bharti Televentures, 0.000%, due 05/31/10	4,103,503
393,740		State Bank of India, 0.000%, due 05/13/10	6,225,029

			12,563,163

		Luxembourg: 0.2%
192,063		State Bank of India Ltd., 0.000%, due 01/19/09	3,036,516

			3,036,516

		Total Equity Linked (Cost $20,479,870)	15,599,679

		Total Long-Term Investments (Cost $968,598,514)	1,072,183,764

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 11.1%
	Securities Lending CollateralCC: 11.1%
$130,204,446	The Bank of New York Institutional Cash Reserves Fund	$130,204,446

	Total Short-Term Investments (Cost $130,204,446)	130,204,446

Total Investments In Securities (Cost $1,098,802,960)*	102.5%	$1,202,388,210
Other Assets and Liabilities-Net	(2.5)	(28,839,734)

Net Assets	100.0%	$1,173,548,476

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Trustees (Note 2A)
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $1,101,825,578. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$123,554,043
Gross Unrealized Depreciation	(22,991,411)

Net Unrealized Appreciation	$100,562,632

Percentage of
Industry	Net Assets

Advertising	0.8%
Aerospace/ Defense	0.7
Agriculture	0.5
Apparel	0.5
Auto Manufacturers	1.6
Auto Parts & Equipment	0.6
Banks	24.9
Beverages	2.4
Building Materials	3.7
Chemicals	1.3
Closed-end Funds	0.2
Commercial Services	1.1
Computers	0.1
Distribution/ Wholesale	0.2
Diversified Financial Services	2.1
Electric	2.6
Electrical Components & Equipment	0.7
Electronics	0.9
Energy — Alternate Sources	0.1
Engineering & Construction	3.6
Entertainment	0.2
Equity Fund	0.2
Food	3.7
Food Service	0.4
Foreign Government Bonds	0.0
Forest Products & Paper	0.1
Hand/ Machine Tools	0.0
Healthcare — Products	0.5
Healthcare — Services	1.0
Holding Companies — Diversified	2.5
Home Builders	0.0
Home Furnishings	0.9
Household Products/ Wares	0.7
Insurance	1.0
Internet	0.1
Investment Companies	1.5
Iron/ Steel	0.0
Leisure Time	0.2
Lodging	0.0
Machinery — Diversified	0.4
Media	2.1
Metal Fabricate/ Hardware	0.1
Mining	3.2
Miscellaneous Manufacturing	0.8
Office/ Business Equipment	0.5
Oil & Gas	5.2
Pharmaceuticals	5.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JULIUS BAER FOREIGN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Percentage of
Industry	Net Assets

Real Estate	2.0%
Retail	2.4
Semiconductors	0.4
Software	0.2
Telecommunications	5.2
Textiles	0.2
Toys/ Games/ Hobbies	0.1
Transportation	1.9
Venture Capital	0.0
Securities Lending Collateral	11.1
Other Assets and Liabilities	(2.5)

Total Net Assets	100.0%

At June 30, 2006, the following forward currency contracts were outstanding for the ING Julius Baer Foreign Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

British Pound Sterling GBP 3,423,777	Buy	9/25/06	5,984,831	6,344,205	359,374
Japanese Yen JPY 5,381,485,358	Buy	8/10/06	48,947,068	47,317,199	(1,630,869)

					$(1,271,495)

Czech Koruna CZK 12,249,926	Sell	9/25/06	523,904	554,197	(30,293)
Czech Koruna CZK 47,888,457	Sell	9/25/06	2,027,453	2,166,516	(139,062)
Czech Koruna CZK 62,799,497	Sell	9/25/06	2,658,742	2,841,104	(182,362)
EURO EUR 18,377,902	Sell	7/31/06	23,097,899	23,560,218	(462,318)

					$(814,035)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.3%
		Advertising: 1.2%
568,600	@,L	Interpublic Group of Cos., Inc.	$4,747,810

			4,747,810

		Aerospace/ Defense: 3.3%
52,300		Boeing Co.	4,283,893
184,900		Raytheon Co.	8,240,993

			12,524,886

		Airlines: 1.7%
406,100		Southwest Airlines Co.	6,647,857

			6,647,857

		Auto Parts & Equipment: 0.8%
132,300	L	Lear Corp.	2,938,383

			2,938,383

		Banks: 5.8%
179,210		Bank of America Corp.	8,620,001
706	@@	Mitsubishi Tokyo Financial Group, Inc.	9,896,664
65,800		State Street Corp.	3,822,322

			22,338,987

		Beverages: 0.6%
34,100	L	Molson Coors Brewing Co.	2,314,708

			2,314,708

		Biotechnology: 1.1%
31,300	@,L	Amgen, Inc.	2,041,699
156,975	@,L	Enzo Biochem, Inc.	2,367,183

			4,408,882

		Chemicals: 2.6%
101,400		Dow Chemical Co.	3,957,642
148,500	L	EI Du Pont de Nemours & Co.	6,177,600

			10,135,242

		Computers: 1.5%
61,300	L	International Business Machines Corp.	4,709,066
20,000	@	Lexmark International, Inc.	1,116,600
78,100	@,L	Wave Systems Corp.	52,327

			5,877,993

		Diversified Financial Services: 6.8%
104,300		American Express Co.	5,550,846
12,800		Franklin Resources, Inc.	1,111,168
8,000		Goldman Sachs Group, Inc.	1,203,440
235,300		JPMorgan Chase & Co.	9,882,600
118,300		Merrill Lynch & Co., Inc.	8,228,948

			25,977,002

		Electronics: 1.2%
148,200	@	Agilent Technologies, Inc.	4,677,192
25,600	@,L	International DisplayWorks, Inc.	133,120

			4,810,312

		Food: 4.6%
132,100	L	Kraft Foods, Inc.	4,081,890
245,400	L	Safeway, Inc.	6,380,400
122,535	@@	Unilever PLC	2,751,268
198,360	@@,L	Unilever PLC ADR	4,471,034

			17,684,592

		Forest Products & Paper: 1.4%
86,500	L	Weyerhaeuser Co.	5,384,625

			5,384,625

		Healthcare — Products: 1.8%
113,100		Johnson & Johnson	6,776,952
4,100		Medtronic, Inc.	192,372

			6,969,324

		Household Products/ Wares: 0.4%
24,900		Kimberly-Clark Corp.	1,536,330

			1,536,330

		Insurance: 7.8%
79,100		American International Group, Inc.	4,670,855
145,800		Chubb Corp.	7,275,420
175,900	@,L	CNA Surety Corp.	3,039,552
31,800	L	Hartford Financial Services Group, Inc.	2,690,280
63,800	L	MGIC Investment Corp.	4,147,000
184,300		PMI Group, Inc.	8,216,094

			30,039,201

		Internet: 1.0%
85,900	@	eBay, Inc.	2,516,011
43,800	@,L	VeriSign, Inc.	1,014,846
11,900	@,L	Yahoo!, Inc.	392,700

			3,923,557

		Machinery — Construction & Mining: 2.0%
101,300		Caterpillar, Inc.	7,544,824

			7,544,824

		Machinery — Diversified: 0.6%
26,100		Deere & Co.	2,179,089

			2,179,089

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LEGG MASON PARTNERS ALL CAP PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Media: 9.1%
317,100		News Corp., Inc. — Class A	$6,081,978
253,700	L	News Corp., Inc. — Class B	5,119,666
594,400	@@	Pearson PLC	8,083,023
400,900		Time Warner, Inc.	6,935,570
287,200		Walt Disney Co.	8,616,000

			34,836,237

		Mining: 2.3%
173,600	L	Alcoa, Inc.	5,617,696
54,900	@,L	RTI International Metals, Inc.	3,065,616
145,400	@,X	WGI Heavy Minerals, Inc.	117,774

			8,801,086

		Miscellaneous Manufacturing: 2.2%
206,000		Honeywell International, Inc.	8,301,800

			8,301,800

		Oil & Gas: 5.4%
72,400		Anadarko Petroleum Corp.	3,452,756
11,800	@@,L	BP PLC ADR	821,398
61,900		ChevronTexaco Corp.	3,841,514
32,900	L	ConocoPhillips	2,155,937
56,200		Exxon Mobil Corp.	3,447,870
47,200	@,L	Global Santa Fe Corp.	2,725,800
78,700		Murphy Oil Corp.	4,396,182

			20,841,457

		Oil & Gas Services: 3.3%
49,000	L	Baker Hughes, Inc.	4,010,650
74,000	L	Halliburton Co.	5,491,540
49,800	L	Schlumberger Ltd.	3,242,478

			12,744,668

		Pharmaceuticals: 10.9%
189,000		Abbott Laboratories	8,242,291
72,000		Eli Lilly & Co.	3,979,440
115,400	@@,L	GlaxoSmithKline PLC ADR	6,439,320
147,700	@@	Novartis AG ADR	7,963,984
316,400		Pfizer, Inc.	7,425,908
177,100		Wyeth	7,865,011

			41,915,954

		Pipelines: 1.1%
178,100		Williams Cos., Inc.	4,160,416

			4,160,416

		Retail: 3.5%
202,100		Home Depot, Inc.	7,233,159
133,200		Wal-Mart Stores, Inc.	6,416,244

			13,649,403

		Semiconductors: 5.7%
270,000	L	Applied Materials, Inc.	4,395,600
53,200		Intel Corp.	1,008,140
119,600	@	Novellus Systems, Inc.	2,954,120
14,900	@@,#	Samsung Electronics Co., Ltd. GDR	4,735,269
546,742	@@,L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,019,092
128,800		Texas Instruments, Inc.	3,901,352

			22,013,573

		Software: 1.8%
305,600		Microsoft Corp.	7,120,480

			7,120,480

		Telecommunications: 6.2%
451,100	@	Cisco Systems, Inc.	8,809,983
188,600		Motorola, Inc.	3,800,290
186,600	@@	Nokia OYJ ADR	3,780,516
17,700		Sprint Corp. — FON Group	353,823
339,000	@@,L	Vodafone Group PLC ADR	7,220,700

			23,965,312

		Toys/ Games/ Hobbies: 0.6%
120,200		Hasbro, Inc.	2,176,822

			2,176,822

		Total Common Stock (Cost $315,924,181)	378,510,812

Principal
Amount		Value

	Securities Lending CollateralCC: 15.9%
$61,065,710	The Bank of New York Institutional Cash Reserves Fund	$61,065,710

	Total Short-Term Investments (Cost $61,065,710)	61,065,710

Total Investments In Securities (Cost $376,989,891)*	114.2%	$439,576,522
Other Assets and Liabilities-Net	(14.2)	(54,793,685)

Net Assets	100.0%	$384,782,837

@	Non-income producing security
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/ Trustees.
*	Cost for federal income tax purposes is $377,075,472. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$71,324,915
Gross Unrealized Depreciation	(8,823,865)

Net Unrealized Appreciation	$62,501,050

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LEGG MASON VALUE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.0%
		Advertising: 2.0%
1,172,038	@@	WPP Group PLC	$14,167,745

			14,167,745

		Building Materials: 0.6%
135,400		Masco Corp.	4,013,256

			4,013,256

		Commercial Services: 1.1%
159,900		McKesson Corp.	7,560,072

			7,560,072

		Computers: 5.7%
472,100	@	Dell, Inc.	11,523,961
314,500		Hewlett-Packard Co.	9,963,360
110,900		International Business Machines Corp.	8,519,338
456,500	@	Seagate Technology, Inc.	10,335,160

			40,341,819

		Diversified Financial Services: 11.8%
164,300		Capital One Financial Corp.	14,039,435
388,900		Citigroup, Inc.	18,760,536
557,100		Countrywide Financial Corp.	21,214,368
695,500		JPMorgan Chase & Co.	29,211,000

			83,225,339

		Electric: 5.0%
1,905,100	@	AES Corp.	35,149,095

			35,149,095

		Environmental Control: 1.8%
350,300		Waste Management, Inc.	12,568,764

			12,568,764

		Healthcare — Services: 9.2%
506,800		Aetna, Inc.	20,236,524
324,800	@	Health Net, Inc.	14,671,216
665,900		UnitedHealth Group, Inc.	29,819,002

			64,726,742

		Home Builders: 3.9%
73,700		Beazer Homes USA, Inc.	3,380,619
202,900		Centex Corp.	10,205,870
369,700		Pulte Homes, Inc.	10,643,663
73,700		Ryland Group, Inc.	3,211,109

			27,441,261

		Insurance: 3.4%
73,300		American International Group, Inc.	4,328,365
85,775		MGIC Investment Corp.	5,575,375
310,300		St. Paul Cos.	13,833,174

			23,736,914

		Internet: 18.5%
864,900	@	Amazon.com, Inc.	33,454,332
573,800	@	eBay, Inc.	16,806,602
709,250	@	Expedia, Inc.	10,617,473
73,800	@	Google, Inc.	30,946,554
664,350	@	IAC/InterActiveCorp	17,598,632
71,300	@	Symantec Corp.	1,108,002
610,000	@	Yahoo!, Inc.	20,130,000

			130,661,595

		Media: 4.7%
1,058,000	@	DIRECTV Group, Inc.	17,457,000
886,700		Time Warner, Inc.	15,339,910

			32,796,910

		Miscellaneous Manufacturing: 8.7%
853,000		Eastman Kodak Co.	20,284,340
130,200		General Electric Co.	4,291,392
1,335,200	@@	Tyco International Ltd.	36,718,000

			61,293,732

		Pharmaceuticals: 1.5%
446,300		Pfizer, Inc.	10,474,661

			10,474,661

		Retail: 5.8%
370,200		Home Depot, Inc.	13,249,458
180,900	@	Sears Holding Corp.	28,010,556

			41,260,014

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LEGG MASON VALUE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Software: 2.1%
224,400		Computer Associates International, Inc.	$4,611,420
244,700	@	Electronic Arts, Inc.	10,531,888

			15,143,308

		Telecommunications: 12.2%
442,800	@	Cisco Systems, Inc.	8,647,884
97,755	@	Embarq Corp.	4,006,977
4,108,700	@	Qwest Communications International, Inc.	33,239,383
2,009,400		Sprint Corp. — FON Group	40,167,906

			86,062,150

		Total Common Stock (Cost $643,692,249)	690,623,377

Total Investments In Securities (Cost $643,692,249)*	98.0%	$690,623,377
Other Assets and Liabilities-Net	2.0	14,093,988

Net Assets	100.0%	$704,717,365

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $644,368,064. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$82,476,133
Gross Unrealized Depreciation	(36,220,820)

Net Unrealized Appreciation	$46,255,313

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation

as of June 30, 2006
(as a percent of net assets)

Corporate Bonds/ Notes	46.0%

U.S. Government Agency Obligations	28.4%

U.S. Treasury Obligations	10.0%

Asset-Backed Securities	7.8%

Collateralized Mortgage Obligations	3.7%

Preferred Stock	0.8%

Repurchase Agreement	5.5%

Other Assets and Liabilities, Net*	(2.2)%

Total	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CORPORATE BONDS/ NOTES: 46.0%
		Aerospace/ Defense: 0.7%
$2,274,000	C	Raytheon Co., 4.500%, due 11/15/07	$2,233,236

			2,233,236

		Agriculture: 0.3%
1,200,000	C	Bunge Finance Corp. Ltd, 4.375%, due 12/15/08	1,158,270

			1,158,270

		Auto Manufacturers: 0.3%
1,080,000	@@	DaimlerChrysler NA Holding Corp., 4.750%, due 01/15/08	1,062,725

			1,062,725

		Banks: 5.3%
320,000	@@,C	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	279,485
5,000,000		Bank of America Corp., 5.250%, due 02/01/07	4,988,535
640,000	@@,C	Bank of Ireland, 5.674%, due 12/29/49	566,175
310,000	@@,C	Bank of Nova Scotia, 5.125%, due 08/21/85	264,363
220,000	@@,C	Barclays Bank PLC, 5.798%, due 12/31/49	196,885
330,000	@@,C	Den Norske Bank ASA, 5.125%, due 08/29/49	277,200
70,000	@@,C	DEN Norske Creditbank, 5.500%, due 11/29/49	63,021
1,320,000	@@,C	HSBC Bank PLC, 5.663%, due 06/29/49	1,118,700
1,630,000	@@,C	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	1,418,408
70,000	@@,C	Lloyds TSB Bank PLC, 5.438%, due 11/29/49	62,247
100,000	@@,C	National Westminster Bank Plc, 5.375%, due 11/29/49	85,261
804,000		PNC Funding Corp., 4.500%, due 03/10/10	773,942
1,859,000		Popular North America, Inc., 4.250%, due 04/01/08	1,808,818
1,600,000	@@,C	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	1,393,144
440,000	@@,C	Societe Generale, 5.395%, due 11/29/49	381,530
1,590,000	@@,C	Standard Chartered PLC, 5.550%, due 11/29/49	1,339,575
160,000	@@,C	Standard Chartered PLC, 5.730%, due 01/29/49	132,800
2,000,000	L	Wells Fargo & Co., 5.250%, due 12/01/07	1,989,120
400,000	@@,C	Westpac Banking Corp., 5.275%, due 09/30/49	343,558

			17,482,767

		Beverages: 0.3%
886,000	#,C	Miller Brewing Co., 4.250%, due 08/15/08	860,644

			860,644

		Commercial Services: 0.4%
1,359,000	C	Tulane University of Louisiana, 5.970%, due 11/15/12	1,365,795

			1,365,795

		Diversified Financial Services: 14.4%
2,506,000	L	Bear Stearns Cos, Inc./ The, 2.875%, due 07/02/08	2,378,462
962,000		Bear Stearns Cos, Inc./ The, 5.356%, due 01/31/11	963,757
1,249,000		Caterpillar Financial Services Corp., 3.800%, due 02/08/08	1,214,807
750,000		CIT Group, Inc., 5.750%, due 09/25/07	749,793
1,000,000		Citigroup Global Markets Holdings, Inc., 6.500%, due 02/15/08	1,013,967
4,000,000		Citigroup, Inc., 5.000%, due 03/06/07	3,983,416
1,038,000	@@,C	Corp. Andina de Fomento CAF, 7.250%, due 03/01/07	1,046,379
749,000		Countrywide Home Loans, Inc., 2.875%, due 02/15/07	736,621
4,000,000	C	Credit Suisse First Boston USA, Inc., 5.750%, due 04/15/07	4,001,100
440,000	@@,C	Financiere CSFB NV, 5.625%, due 03/29/49	375,100
1,000,000		General Electric Capital Corp., 3.500%, due 08/15/07	976,781
3,000,000		General Electric Capital Corp., 3.500%, due 12/05/07	2,914,566
1,257,000		Goldman Sachs Group, Inc., 4.125%, due 01/15/08	1,230,539
2,934,000		International Lease Finance Corp., 5.428%, due 05/24/10	2,934,076
1,567,000		John Deere Capital Corp., 3.900%, due 01/15/08	1,528,143
771,000		John Deere Capital Corp., 4.875%, due 03/16/09	756,354
4,000,000		JPMorgan Chase & Co., 5.250%, due 05/30/07	3,982,300
2,590,000		Lehman Brothers Holdings, Inc., 5.598%, due 04/03/09	2,592,564
4,000,000	C	Morgan Stanley, 5.800%, due 04/01/07	4,002,844
655,111	@@,C	Petroleum Export Ltd., 4.623%, due 06/15/10	640,986

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Diversified Financial Services (continued)
$502,058	@@,#, C	Petroleum Export Ltd/ Cayman SPV, 5.265%, due 06/15/11	$487,154
1,744,000	#	Premium Asset Trust/ XL Life, 5.757%, due 10/08/09	1,746,967
2,265,000	#	Pricoa Global Funding I, 3.900%, due 12/15/08	2,172,701
900,000	#,C	Twin Reefs Pass-Through Trust, 6.345%, due 12/10/49	900,041
1,000,000	@@,C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	1,054,761
1,931,000		UnitedHealth Group, Inc., 5.318%, due 03/02/09	1,928,476
1,437,000	#,C	ZFS Finance USA Trust I, 6.150%, due 12/15/65	1,378,057

			47,690,712

		Electric: 6.3%
905,000	C	Appalachian Power Co., 3.600%, due 05/15/08	870,688
140,000		Commonwealth Edison Co., 7.625%, due 01/15/07	141,185
2,000,000	C	Constellation Energy Group, Inc., 6.350%, due 04/01/07	2,008,048
1,123,000	C	Consumers Energy Co., 4.250%, due 04/15/08	1,091,970
1,162,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	1,110,608
1,935,000		Midamerican Energy Holdings Co., 7.630%, due 10/15/07	1,976,993
1,287,000		NiSource, Inc., 3.628%, due 11/01/06	1,277,564
1,876,000	C	Ohio Edison Co., 4.000%, due 05/01/08	1,815,600
1,041,000	C	Pacific Gas & Electric, 3.600%, due 03/01/09	988,900
891,000	C	Pepco Holdings, Inc., 5.500%, due 08/15/07	888,036
2,000,000	C	PPL Electric Utilities Corp., 5.875%, due 08/15/07	2,002,336
2,092,000	C	Public Service Enterprise Group, Inc., 5.799%, due 09/21/08	2,096,297
1,153,000		Southern California Edison Co., 5.249%, due 02/02/09	1,153,877
815,000	C	Southern Co. CAP Trust I, 8.190%, due 02/01/37	855,583
2,498,000	C	Tampa Electric Co., 5.375%, due 08/15/07	2,483,749

			20,761,434

		Food: 2.2%
1,048,000	C	Fred Meyer Inc., 7.450%, due 03/01/08	1,074,134
2,305,000	C	General Mills, Inc., 5.125%, due 02/15/07	2,297,714
850,000	C	Kellogg Co., 2.875%, due 06/01/08	807,939
3,000,000		Kraft Foods, Inc., 5.250%, due 06/01/07	2,982,510

			7,162,297

		Home Builders: 0.3%
920,000	C	Centex Corp., 4.750%, due 01/15/08	902,540

			902,540

		Insurance: 2.6%
773,000	@@,C	Aegon NV, 5.798%, due 12/31/49	647,629
691,000		AON Corp., 6.950%, due 01/15/07	694,576
3,207,000	#	ASIF Global Financing, 3.850%, due 11/26/07	3,132,161
986,000		Marsh & McLennan Cos, Inc., 3.625%, due 02/15/08	951,398
1,232,000	#	Metropolitan Life Global Funding I, 4.750%, due 06/20/07	1,216,436
1,112,000	#	Monumental Global Funding II, 2.800%, due 07/15/08	1,050,222
834,000	+	Prudential Financial, Inc., 4.104%, due 11/15/06	829,934

			8,522,356

		Media: 1.6%
806,000	C	Clear Channel Communications, Inc., 6.000%, due 11/01/06	806,071
1,005,000	#,C	COX Enterprises, Inc., 4.375%, due 05/01/08	973,128
500,000	#,C	COX Enterprises, Inc., 8.000%, due 02/15/07	504,259
3,114,000	C	Time Warner, Inc., 6.150%, due 05/01/07	3,125,301

			5,408,759

		Oil & Gas: 0.6%
1,998,000	@@,#	Pemex Project Funding Master Trust, 6.629%, due 06/15/10	2,044,953

			2,044,953

		Oil & Gas Services: 0.4%
1,189,000	C	Halliburton Co., 6.000%, due 08/01/06	1,189,273

			1,189,273

		Packaging & Containers: 0.3%
1,000,000	#,C	Sealed Air Corp., 5.375%, due 04/15/08	991,911

			991,911

		Pipelines: 1.4%
876,000	C	Consolidated Natural Gas Co., 5.375%, due 11/01/06	874,794
1,072,000		Duke Capital LLC, 4.331%, due 11/16/06	1,067,403
1,000,000	C	Kinder Morgan Energy Partners LP, 5.350%, due 08/15/07	987,716
1,700,000	C	Panhandle Eastern Pipe Line, 2.750%, due 03/15/07	1,664,052

			4,593,965

		Real Estate: 0.4%
1,455,000	C	EOP Operating LP, 6.750%, due 02/15/08	1,475,821

			1,475,821

		Real Estate Investment Trust: 0.6%
2,000,000	C	Simon Property Group LP, 6.375%, due 11/15/07	2,008,970

			2,008,970

		Retail: 0.4%
1,288,000	C	May Department Stores Co., 3.950%, due 07/15/07	1,263,130

			1,263,130

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Savings & Loans: 0.8%
$3,207,000		Washington Mutual, Inc., 4.375%, due 01/15/08	$3,142,956

			3,142,956

		Telecommunications: 4.9%
1,595,000		Ameritech Capital Funding, 6.150%, due 01/15/08	1,599,897
1,543,000	C	AT&T Wireless Services, Inc., 7.500%, due 05/01/07	1,564,894
2,010,000		Bellsouth Telecommunications, 6.125%, due 09/23/08	2,019,773
1,000,000	@@,C	Deutsche Telekom International Finance BV, 3.875%, due 07/22/08	966,976
2,434,000	@@,C	Deutsche Telekom International Finance BV, 5.629%, due 03/23/09	2,436,753
2,156,000	C	Sprint Capital Corp., 6.000%, due 01/15/07	2,159,167
4,000,000	C	Verizon Global Funding Corp., 4.000%, due 01/15/08	3,900,368
1,435,000	C	Verizon Wireless Capital LLC, 5.375%, due 12/15/06	1,433,574

			16,081,402

		Transportation: 1.5%
780,000	C	Burlington Northern Santa Fe Corp., 7.875%, due 04/15/07	792,432
4,000,000		Union Pacific Corp., 6.790%, due 11/09/07	4,052,992

			4,845,424

		Total Corporate Bonds/ Notes (Cost $153,679,688)	152,249,340

U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.4%
		Agency Collateral CMO: 0.6%
2,040,269	C	4.500%, due 12/15/16	1,986,995

			1,986,995

		Federal Government Loan Mortgage Corporation: 5.5%
18,365,000		5.250%, due 05/21/09	18,287,959
35,401		Freddie Mac, 6.000%, due 04/01/13	35,423
45,135		6.000%, due 04/01/13	45,163
43,424		6.000%, due 06/01/11	43,408

			18,411,953

		Federal Home Loan Bank: 1.7%
4,070,000	L	3.250%, due 12/17/07	3,944,754
1,695,000		5.100%, due 03/06/08	1,684,650

			5,629,404

		Federal Home Loan Mortgage Corporation: 6.9%
6,955,000	L	3.875%, due 06/15/08	6,755,092
6,000,000		4.000%, due 08/17/07	5,903,214
814		6.125%, due 01/01/17	825
10,180,000	L	4.875%, due 02/17/09	10,052,180
18,271		5.829%, due 07/01/24	18,522

			22,729,833

		Federal National Mortgage Association: 13.6%
8,210,000		3.875%, due 07/15/08	7,965,161
14,234,000	L	4.250%, due 09/15/07	14,030,326
1,466,000		4.750%, due 08/10/07	1,454,334
16,870,000	C	5.400%, due 11/30/07	16,832,125
51,871		6.000%, due 02/01/13	52,024
204,675		6.000%, due 03/01/17	205,521
92,712		6.000%, due 04/01/13	93,070
101,829		6.000%, due 05/01/17	102,250
155,985		6.000%, due 07/01/16	156,599
79,057		6.000%, due 09/01/17	79,384
25,653		6.317%, due 12/01/17	25,829
621,299		6.500%, due 02/01/29	631,098
1,836,000	W	6.500%, due 07/15/33	1,845,753
1,076,635		6.500%, due 10/01/22	1,089,676
220,106		6.500%, due 10/01/32	222,117
77,600		7.000%, due 10/01/32	79,522
85,415		7.500%, due 08/01/27	88,714

			44,953,503

		Government National Mortgage Association: 0.1%
13,846		6.000%, due 01/15/09	13,869
104,338		6.000%, due 04/15/13	104,954
12,307		6.000%, due 12/15/08	12,312
48,725		7.500%, due 01/15/24	50,992
13,291		7.500%, due 07/15/27	13,929
10,204		9.000%, due 12/15/26	11,067
2,253		9.500%, due 03/15/20	2,469
36,718		9.500%, due 07/15/21	40,319

			249,911

		Total U.S. Government Agency Obligations (Cost $94,508,706)	93,961,599

U.S. TREASURY OBLIGATIONS: 10.0%
		U.S. Treasury Note: 10.0%
13,553,000	L	4.875%, due 05/15/09	13,465,122
19,818,000		5.125%, due 06/30/08	19,811,817

			33,276,939

		Total U.S. Treasury Obligations (Cost $33,229,791)	33,276,939

ASSET-BACKED SECURITIES: 7.8%
		Automobile Asset Backed Securities: 3.3%
9,000,000	C	Honda Auto Receivables Owner Trust, 3.870%, due 04/20/09	8,845,747
2,000,000	C	USAA Auto Owner Trust, 4.000%, due 12/15/09	1,969,548

			10,815,295

		Credit Card Asset Backed Securities: 2.9%
3,000,000	C	Capital One Multi-Asset Execution Trust, 3.650%, due 07/15/11	2,886,370
4,500,000	C	Citibank Credit Card Issuance Trust, 2.550%, due 01/20/09	4,431,046
1,000,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	1,008,420
1,430,000	C	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	1,427,920

			9,753,756

		Other Asset Backed Securities: 1.6%
2,166,479	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 2.983%, due 04/25/26	2,149,163
58,000	C	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	57,832

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Other Asset Backed Securities: (continued)
$3,000,000	C	Popular ABS Mortgage Pass-Through Trust, 4.332%, due 07/25/35	$2,953,716

			5,160,711

		Total Asset-Backed Securities (Cost $26,211,496)	25,729,762

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.7%
		Commercial Mortgage Backed Securities: 1.5%
150,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	140,821
2,020,000	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	1,971,547
390,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	397,296
1,355,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,308,301
725,000	C	Greenwich Capital Commercial Funding Corp., 6.032%, due 11/10/11	730,211
310,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.862%, due 04/15/45	311,333

			4,859,509

		Whole Loan Collateral CMO: 2.2%
1,412,094	C	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	1,412,251
1,299,160		JP Morgan Alternative Loan Trust, 5.518%, due 01/25/36	1,284,858
1,612,632	C	Residential Accredit Loans, Inc., 5.500%, due 08/25/35	1,594,792
1,500,000	C	Wells Fargo Mortgage Backed Securities Trust, 3.500%, due 06/25/35	1,430,161
1,768,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.110%, due 06/25/35	1,699,889

			7,421,951

		Total Collateralized Mortgage Obligations (Cost $12,387,484)	12,281,460

PREFERRED STOCK: 0.8%
		Banks: 0.8%
246	C	DG Funding Trust	2,596,838

			2,596,838

		Total Preferred Stock (Cost $2,676,091)	2,596,838

		Total Long-Term Investments (Cost $322,693,256)	320,095,938

SHORT-TERM INVESTMENTS: 15.5%
		Repurchase Agreement: 5.5%
18,221,000		Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $18,221,000 to be received upon repurchase (Collateralized by $18,443,000 Federal National Mortgage Association, 4.620%, Market Value plus accrued interest $18,586,079 due 01/15/08)	18,221,000

		Total Repurchase Agreement (Cost $18,221,000)	18,221,000

		Securities Lending CollateralCC: 10.0%
215,984,727		The Bank of New York Institutional Cash Reserves Fund	33,141,949

		Total Securities Lending Collateral (Cost $215,984,727)	33,141,949

		Total Short-Term Investments (Cost $51,362,949)	51,362,949

Total Investments In Securities (Cost $374,056,205)*	112.2%	$371,458,887
Other Assets and Liabilities-Net	(12.2)	(40,374,864)

Net Assets	100.0%	$331,084,023

@@	Foreign Issuer
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
C	Bonds may be callable prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $374,062,281. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$354,594
Gross Unrealized Depreciation	(2,957,988)

Net Unrealized Depreciation	$(2,603,394)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIMITED MATURITY BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Information concerning open futures contracts for the ING Limited Maturity Bond Portfolio at June 30, 2006 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain/(Loss)

U.S. 2 Year Treasury Note Future	448	$90,846,004	09/29/06	$(68,223)
U.S. 5 Year Treasury Note Future	62	6,411,188	09/29/06	(295,916)

Short Contracts
U.S. 10 Year Treasury Note Future	114	11,953,969	09/20/06	77,804
U.S. Long Bond Future	23	2,453,094	09/20/06	(11,615)

				$(297,950)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIQUID ASSETS PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation

as of June 30, 2006
(as a percent of net assets)

Certificate Of Deposit	4.7%

Collateralized Mortgage Obligations	4.3%

Commercial Paper	35.3%

Corporate Bond/Notes	47.7%

Repurchase Agreement	8.6%

Other Assets And Liabilities, Net*	(0.6)%

Total	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Principal
Amount			Value

CERTIFICATE OF DEPOSIT: 4.7%
$14,000,000		Barclays, 5.200%, due 08/24/06	$14,000,000
31,000,000		BNP Paribas, 5.330%, due 08/08/06	31,000,000
7,500,000		Credit Suisse, 5.506%, due 02/02/07	7,468,737

			52,468,737

		Total Certificate of Deposit (Cost $52,468,737)	52,468,737

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.3%
10,000,000	@@,#, C	Cheyne High Grade CDO Ltd., 5.180%, due 11/10/06	10,000,000
9,500,000	@@,#, C,I	Newcastle CDO I Ltd., 5.353%, due 09/24/38	9,500,000
10,500,000	#,C,I	Newcastle CDO III Corp., 5.353%, due 09/24/38	10,500,000
9,500,000	@@,#, C	Putnam Structured Product CDO, 5.219%, due 10/15/38	9,500,000
8,450,000	@@,#, C	Whitehawk CDO Funding Ltd., 5.349%, due 09/15/06	8,450,000

			47,950,000

		Total Collateralized Mortgage Obligations (Cost $47,950,000)	47,950,000

COMMERCIAL PAPER: 35.3%
21,000,000		Alliance & Leicester, 5.410%, due 09/22/06	20,738,066
3,000,000		ANZ National, 5.170%, due 04/04/07	2,880,659
22,450,000		ASB Bank Ltd., 5.385%, due 09/22/06	22,246,088
13,000,000		Concord Minutemen Capital Co. LLC, 5.160%, due 07/05/06	12,992,547
8,100,000		Concord Minutemen Capital Co. LLC, 5.320%, due 07/24/06	8,072,469
10,000,000		Crown Point, 5.120%, due 07/07/06	9,992,789
43,000,000		Crown Point, 5.240%, due 07/14/06	42,918,634
18,400,000		Dexia Del, 5.350%, due 07/06/06	18,387,338
11,000,000		Duke Funding, 5.300%, due 07/13/06	10,980,567
20,000,000		Jupiter Securities, 5.290%, due 07/25/06	19,929,467
2,250,000		Louis Dreyfus Corp., 5.330%, due 07/18/06	2,244,337
10,500,000		Master Funding, 5.300%, due 07/31/06	10,453,625
46,000,000		Monument Gardens, 5.410%, due 09/22/06	45,435,078
13,311,000		Old Line Funding Co., 5.300%, due 08/08/06	13,249,984
50,000,000		St. Germain Holdings, 5.275%, due 08/01/06	49,790,777
13,000,000		Three Pillars, 5.140%, due 07/07/06	12,988,863
5,333,000		Thunder Bay, 5.160%, due 07/20/06	5,318,476
52,000,000		Tulip Funding Co., 5.330%, due 07/31/06	51,767,701
8,000,000		Variable Funding, 5.120%, due 07/05/06	7,995,369
23,000,000		Yorktown Capital, 5.290%, due 07/20/06	22,935,785

			391,318,619

		Total Commercial Paper (Cost $391,318,619)	391,318,619

CORPORATE BOND/NOTE: 47.7%
23,940,000	#	Allstate Financial Global Funding II, 5.439%, due 10/22/06	23,734,403
19,250,000	#	Allstate Life Global Funding II, 5.180%, due 11/09/06	19,253,600
21,450,000		American Express Bank FSB, 5.283%, due 01/26/07	21,450,000
9,900,000		American Express Bank FSB, 5.356%, due 12/01/06	9,901,597
14,450,000	#,C	American General Finance Corp., 5.229%, due 08/15/07	14,449,863
4,475,000		American General Finance Corp., 5.100%, due 04/05/07	4,477,854
8,000,000		American General Finance Corp., 5.453%, due 03/15/07	8,015,494
7,219,000		American General Finance Corp., 4.004%, due 07/14/06	7,223,524
14,300,000	@@,#	American Honda Finance Corp., 5.216%, due 09/18/06	14,300,000
6,250,000	#	Bank of New York, 5.395%, due 07/27/07	6,250,000
11,000,000		Bear Stearns Cos, Inc., 5.179%, due 08/03/07	11,000,000
7,000,000		Bear Stearns Cos, Inc., 5.235%, due 07/27/07	7,008,253
11,850,000		Bear Stearns Cos, Inc., 5.381%, due 07/27/07	11,850,000
10,000,000		BNP Paribas SA, 5.286%, due 01/26/07	10,000,000
30,000,000	#	Concord Minutemen Capital Co. LLC, 5.160%, due 07/12/07	29,997,940
23,000,000		Credit Suisse, 5.015%, due 01/12/07	22,993,159
5,000,000		Credit Suisse, 5.470%, due 03/27/07	4,999,746
25,000,000		Duke Funding, 5.118%, due 12/06/06	24,999,844
13,000,000		General Electric Capital Corp., 5.250%, due 07/09/07	13,000,000
17,500,000		General Electric Capital Corp., 5.497%, due 06/22/07	17,514,862
10,000,000	I	Goldman Sachs Group LP, 5.190%, due 05/11/07	10,000,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING LIQUID ASSETS PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

$9,500,000	I	Goldman Sachs Group LP, 5.224%, due 02/14/07	$9,500,000
4,500,000		Goldman Sachs Group LP, 5.386%, due 08/01/06	4,500,203
12,250,000	#	Goldman Sachs Group LP, 5.219%, due 08/15/07	12,250,000
3,700,000	@@,#	HBOS Treasury Services PLC, 5.396%, due 08/01/07	3,700,000
14,000,000	@@,#	HBOS Treasury Services PLC, 5.530%, due 07/24/07	14,000,000
5,000,000		HSBC Finance Corp., 5.473%, due 01/30/07	5,007,446
6,504,000		HSBC Finance Corp., 5.587%, due 07/15/06	6,507,642
11,040,000		HSBC Finance Corp., 5.381%, due 03/01/07	11,216,547
22,000,000		Merrill Lynch & Co., Inc., 5.280%, due 10/27/06	22,007,978
29,000,000		Merrill Lynch & Co., Inc., 5.320%, due 07/27/07	29,000,000
23,000,000	#,I	Money Market Trust, 5.274%, due 07/10/07	23,000,000
10,370,000	L	Morgan Stanley, 5.185%, due 01/12/07	10,376,419
16,550,000	C	Morgan Stanley, 5.410%, due 04/01/07	16,588,599
22,000,000		PNC Bank NA, 5.320%, due 01/29/07	21,999,639
2,705,000		PNC Funding Corp., 5.750%, due 08/01/06	2,705,654
12,500,000		Toyota Motor Credit Corp., 5.276%, due 04/26/07	12,500,000
18,800,000	#	Verizon Global Funding Corp., 5.439%, due 01/12/07	18,800,000
7,650,000		Wells Fargo & Co., 5.396%, due 08/03/07	7,650,000
5,200,000		Westpac Banking Corp., 5.340%, due 07/11/07	5,200,000

			528,930,266

		Total Corporate Bond/Note (Cost $528,930,266)	528,930,266

REPURCHASE AGREEMENT: 8.6%
95,198,000		Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, 95,239,490 to be received upon repurchase (Collateralized by $98,350,000 various U.S. Agency Obligations, 3.875%-4.000%, Market Value plus accrued interest $97,102,058, due 08/01/07-07/15/08)	95,198,000

		Total Repurchase Agreement (Cost $95,198,000)	95,198,000

SECURITIES LENDING COLLATERALCC: 0.1%
1,031,025		The Bank of New York Institutional Cash Reserves Fund	1,031,025

		Total Securities Lending Collateral (Cost $1,031,025)	1,031,025

Total Investments In Securities (Cost $1,116,896,647)*	100.7%	$1,116,896,647
Other Assets and Liabilities-Net	(0.7)	(8,213,366)

Net Assets	100.0%	$1,108,683,281

@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
C	Bond may be callable prior to maturity date.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MARSICO GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.6%
		Aerospace/ Defense: 5.4%
335,630		General Dynamics Corp.	$21,970,340
149,081	L	Lockheed Martin Corp.	10,695,071
223,177		United Technologies Corp.	14,153,885

			46,819,296

		Agriculture: 1.8%
351,475		Archer-Daniels-Midland Co.	14,508,888
19,300		Monsanto Co.	1,624,867

			16,133,755

		Banks: 3.9%
297,657	@@,L	UBS AG	32,652,973
17,865		Wells Fargo & Co.	1,198,384

			33,851,357

		Biotechnology: 6.7%
604,884	@,L	Genentech, Inc.	49,479,511
140,847	@,L	Genzyme Corp.	8,598,709

			58,078,220

		Chemicals: 0.2%
23,051		Air Products & Chemicals, Inc.	1,473,420

			1,473,420

		Coal: 1.5%
230,940		Peabody Energy Corp.	12,874,905

			12,874,905

		Cosmetics/ Personal Care: 4.1%
649,581		Procter & Gamble Co.	36,116,704

			36,116,704

		Diversified Financial Services: 10.4%
35,476		Chicago Mercantile Exchange	17,424,037
188,212		Goldman Sachs Group, Inc.	28,312,731
416,762		Lehman Brothers Holdings, Inc.	27,152,044
327,356		SLM Corp.	17,323,680

			90,212,492

		Healthcare — Services: 6.9%
83,333		Quest Diagnostics	4,993,313
1,222,632		UnitedHealth Group, Inc.	54,749,461

			59,742,774

		Home Builders: 2.8%
215,237	L	KB Home	9,868,616
259,128	L	Lennar Corp.	11,497,509
128,544	@,L	Toll Brothers, Inc.	3,286,870

			24,652,995

		Insurance: 1.3%
73,978		Genworth Financial, Inc.	2,577,394
348,092		Progressive Corp.	8,949,445

			11,526,839

		Lodging: 6.2%
260,479	@	Las Vegas Sands Corp.	20,280,895
522,998	@,L	MGM Mirage	21,338,318
55,622	L	Station Casinos, Inc.	3,786,746
114,045	@,L	Wynn Resorts Ltd.	8,359,499

			53,765,458

		Machinery — Construction & Mining: 3.0%
348,423		Caterpillar, Inc.	25,950,545

			25,950,545

		Machinery — Diversified: 1.3%
133,384		Deere & Co.	11,136,230

			11,136,230

		Media: 2.7%
711,052	@,L	Comcast Corp.	23,279,842

			23,279,842

		Mining: 1.0%
361,300	@@,L	Cia Vale do Rio Doce ADR	8,685,652

			8,685,652

		Oil & Gas Services: 4.7%
289,182	L	Halliburton Co.	21,460,196
299,091		Schlumberger Ltd.	19,473,815

			40,934,011

		Pharmaceuticals: 1.7%
302,706	@,L	Amylin Pharmaceuticals, Inc.	14,944,595

			14,944,595

		Real Estate: 0.9%
124,673	@,L	CB Richard Ellis Group, Inc.	3,104,358
112,825	L	St. Joe Co.	5,250,876

			8,355,234

		Retail: 10.7%
260,992		Home Depot, Inc.	9,340,904
447,555		Lowe’s Cos., Inc.	27,153,162
362,730	@,L	Starbucks Corp.	13,696,685
291,531		Target Corp.	14,247,120
9,567		Wal-Mart Stores, Inc.	460,842
190,807	L	Walgreen Co.	8,555,786
399,978		Yum! Brands, Inc.	20,106,894

			93,561,393

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MARSICO GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Semiconductors: 1.2%
339,008	L	Texas Instruments, Inc.	$10,268,552

			10,268,552

		Telecommunications: 6.2%
366,518	@@	America Movil SA de CV ADR	12,190,389
385,370	@	Cisco Systems, Inc.	7,526,276
741,783		Motorola, Inc.	14,946,927
485,050		Qualcomm, Inc.	19,435,954

			54,099,546

		Transportation: 11.0%
400,565		Burlington Northern Santa Fe Corp.	31,744,776
359,737		FedEx Corp.	42,038,866
232,971	L	Union Pacific Corp.	21,656,985

			95,440,627

		Total Common Stock (Cost $667,958,561)	831,904,442

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 17.0%
	U.S. Government Agency Obligations: 0.8%
$6,521,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$6,518,446

	Total U.S. Government Agency Obligations (Cost $6,518,446)	6,518,446

	Securities Lending CollateralCC: 16.2%
141,278,456	The Bank of New York Institutional Cash Reserves Fund	141,278,456

	Total Securities Lending Collateral (Cost $141,278,456)	141,278,456

	Total Short-Term Investments (Cost $147,796,902)	147,796,902

Total Investments In Securities (Cost $815,755,463)*	112.6%	$979,701,344
Other Assets and Liabilities-Net	(12.6)	(109,551,596)

Net Assets	100.0%	$870,149,748

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $816,620,359. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$179,387,619
Gross Unrealized Depreciation	(16,306,634)

Net Unrealized Appreciation	$163,080,985

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Country Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.9%
		Australia: 1.1%
76,812		CSL Ltd.	$3,063,189

			3,063,189

		Austria: 1.3%
63,665		Erste Bank der Oesterreichischen Sparkassen AG	3,579,100

			3,579,100

		Brazil: 2.8%
152,431	@	Gafisa SA	1,646,838
37,933		Petroleo Brasileiro SA ADR	3,387,796
43,735	L	Uniao de Bancos Brasileiros SA ADR	2,903,567

			7,938,201

		Canada: 5.6%
133,544		Canadian National Railway Co.	5,842,550
163,462		Shoppers Drug Mart Corp.	5,930,494
237,819		Talisman Energy, Inc.	4,150,062

			15,923,106

		France: 9.0%
106,418	L	JC Decaux SA	2,810,880
78,063		LVMH Moet Hennessy Louis Vuitton SA	7,737,327
5,940		Vallourec	7,149,336
153,839		Veolia Environnement	7,937,668

			25,635,211

		Germany: 7.7%
111,041		Continental AG	11,345,113
126,086		Hypo Real Estate Holding	7,634,662
50,114		Metro AG	2,838,902

			21,818,677

		Hong Kong: 4.6%
36,560	L	CNOOC Ltd. ADR	2,938,693
704,500		Esprit Holdings Ltd.	5,757,939
2,358,000		Shangri-La Asia Ltd.	4,539,111

			13,235,743

		India: 0.9%
106,920		ICICI Bank Ltd. ADR	2,528,658

			2,528,658

		Japan: 18.6%
91,900		Credit Saison Co., Ltd.	4,354,317
46,000		Fanuc Ltd	4,131,900
1,259,000		Marubeni Corp.	6,727,757
515		Mitsubishi Tokyo Financial Group, Inc.	7,219,238
47,000		Murata Manufacturing Co. Ltd	3,053,846
234,000		Nippon Electric Glass Co. Ltd	4,688,137
151,526		Sega Sammy Holdings, Inc.	5,618,280
1,272,000	@,L	Seiyu Ltd.	2,690,822
139,000		Sumitomo Realty & Development Co., Ltd.	3,429,853
121,700		Toyota Motor Corp.	6,360,563
44,900		Yamada Denki Co., Ltd.	4,574,649

			52,849,362

		Luxembourg: 1.0%
184,450	@	Stolt Offshore SA	2,818,681

			2,818,681

		Mexico: 5.8%
254,067		America Movil SA de CV ADR	8,450,268
142,508	@	Cemex SA de CV ADR	8,118,681

			16,568,949

		Singapore: 3.6%
1,011,000		CapitaLand Ltd.	2,884,828
635,000		DBS Group Holdings Ltd.	7,254,793

			10,139,621

		South Korea: 2.0%
18,057	#,L	Samsung Electronics Co., Ltd. GDR	5,738,574

			5,738,574

		Sweden: 2.1%
183,109	L	Telefonaktiebolaget LM Ericsson ADR	6,049,921

			6,049,921

		Switzerland: 16.2%
566,768		ABB Ltd.	7,358,925
101,391		Lonza Group AG	6,940,522
60,841		Roche Holding AG	10,039,529
78,012	@	Syngenta AG	10,328,861
103,192		UBS AG	11,295,930

			45,963,767

		United Kingdom: 15.6%
833,999		BAE Systems PLC	5,697,544
151,004		BHP Billiton PLC	2,937,868
486,197		BP PLC	5,637,347
482,513		Carphone Warehouse Group PLC	2,826,752
502,817		Diageo PLC	8,445,472
301,510		GlaxoSmithKline PLC	8,414,303
89,364		Man Group PLC	4,206,961
167,271		Reckitt Benckiser PLC	6,241,452

			44,407,699

		Total Common Stock (Cost $264,350,864)	278,258,459

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 3.1%
	U.S. Government Agency Obligation: 1.3%
$3,885,000	Federal Home Loan Bank Discount Note, due 07/03/06	$3,883,478

	Total U.S. Government Agency Obligations (Cost $3,883,478)	3,883,478

	Securities Lending CollateralCC: 1.8%
5,068,039	Bank of New York Cash Reserves	5,068,039

	Total Securities Lending Collateral (Cost $5,068,039)	5,068,039

	Total Short-Term Investments (Cost $8,951,517)	8,951,517

Total Investments In Securities (Cost $273,302,381)*	101.0%	$287,209,976
Other Assets and Liabilities-Net	(1.0)	(2,962,008)

Net Assets	100.0%	$284,247,968

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Trustees (Note 2A).
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $273,927,214. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,580,300
Gross Unrealized Depreciation	(5,297,538)

Net Unrealized Appreciation	$13,282,762

Percentage of
Industry	Net Assets

Advertising	1.0%
Aerospace/Defense	2.0
Auto Manufacturers	2.2
Auto Parts & Equipment	4.0
Banks	14.9
Beverages	3.0
Building Materials	2.8
Chemicals	6.1
Distribution/Wholesale	4.4
Diversified Financial Services	3.0
Electronics	4.3
Engineering & Construction	2.6
Federal Home Loan Bank	1.3
Food	1.0
Holding Companies — Diversified	2.7
Household Products/ Wares	2.2
Leisure Time	2.0
Lodging	1.6
Metal Fabricate/Hardware	2.5
Mining	1.0
Oil & Gas	5.7
Oil & Gas Services	1.0
Pharmaceuticals	7.6
Real Estate	2.8
Retail	5.6
Semiconductors	2.0
Telecommunications	5.1
Transportation	2.0
Water	2.8
Securities Lending Collateral	1.8
Other Assets and Liabilities	(1.0)

Total Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS MID CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.8%
		Advertising: 0.6%
53,190	@,L	Getty Images, Inc.	$3,378,097

			3,378,097

		Apparel: 0.5%
79,840		Phillips-Van Heusen	3,046,694

			3,046,694

		Banks: 3.1%
224,190		Commerce BanCorp, Inc.	7,996,857
218,370	L	Investors Financial Services Corp.	9,804,813

			17,801,670

		Biotechnology: 4.7%
160,530	@,L	Celgene Corp.	7,613,938
143,442	@	Genzyme Corp.	8,757,134
173,280	@,L	Millipore Corp.	10,914,907

			27,285,979

		Chemicals: 1.1%
120,320		Praxair, Inc.	6,497,280

			6,497,280

		Commercial Services: 7.9%
85,790	@,L	Bright Horizons Family Solutions, Inc.	3,233,425
123,007		Corporate Executive Board Co.	12,325,301
151,000	@,L	ITT Educational Services, Inc.	9,937,310
182,200		Paychex, Inc.	7,102,156
444,680	@,L	Quanta Services, Inc.	7,706,304
43,210	L	Strayer Education, Inc.	4,196,555
51,060	@,L	Vistaprint Ltd.	1,365,344

			45,866,395

		Computers: 2.9%
96,960	@	Cognizant Technology Solutions Corp.	6,532,195
89,580	@,L	Sandisk Corp.	4,566,788
264,800		Talx Corp.	5,791,176

			16,890,159

		Cosmetics/ Personal Care: 1.6%
91,520	L	Alberto-Culver Co.	4,458,854
121,260	L	Estee Lauder Cos., Inc.	4,689,124

			9,147,978

		Distribution/ Wholesale: 1.1%
84,050		WW Grainger, Inc.	6,323,082

			6,323,082

		Diversified Financial Services: 3.4%
61,050	L	Calamos Asset Management, Inc.	1,769,840
28,920		Chicago Mercantile Exchange	14,204,058
74,420	@	GFI Group, Inc.	4,014,959

			19,988,857

		Electric: 0.9%
105,220	@,L	NRG Energy, Inc.	5,069,500

			5,069,500

		Electrical Components & Equipment: 0.5%
57,850		Ametek, Inc.	2,740,933

			2,740,933

		Entertainment: 3.8%
378,910	L	International Game Technology	14,375,845
231,450	@,L	Shuffle Master, Inc.	7,586,931

			21,962,776

		Environmental Control: 0.6%
54,950	@,L	Stericycle, Inc.	3,577,245

			3,577,245

		Forest Products & Paper: 0.6%
42,470	@@,L	Aracruz Celulose SA ADR	2,226,277
464,090	@@	Kimberly-Clark de Mexico SA de CV	1,469,866

			3,696,143

		Healthcare — Products: 10.1%
225,740	@,L	Advanced Medical Optics, Inc.	11,445,018
33,300		CR Bard, Inc.	2,439,558
291,124	@,L	Cytyc Corp.	7,382,905
190,720		Dentsply International, Inc.	11,557,632
76,650	@	Gen-Probe, Inc.	4,137,567
69,450	@,L	Idexx Laboratories, Inc.	5,217,779
230,090	@	Immucor, Inc.	4,424,631
182,850	@	St. Jude Medical, Inc.	5,927,997
191,190	@,L	Thoratec Corp.	2,651,805
70,540	@	Ventana Medical Systems	3,328,077

			58,512,969

		Healthcare — Services: 0.7%
137,260	@,L	United Surgical Partners International, Inc.	4,127,408

			4,127,408

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS MID CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Home Furnishings: 0.9%
62,580	L	Harman International Industries, Inc.	$5,342,455

			5,342,455

		Internet: 6.4%
100,040	@,L	Akamai Technologies, Inc.	3,620,448
149,020	@,L	Checkfree Corp.	7,385,431
295,430	@,L	CNET Networks, Inc.	2,357,531
82,940	@,L	Equinix, Inc.	4,550,088
25,250	@,L	F5 Networks, Inc.	1,350,370
179,430	@	Monster Worldwide, Inc.	7,654,484
164,823	@, L	Symantec Corp.	2,561,349
1,116,780	@	TIBCO Software, Inc.	7,873,299

			37,353,000

		Machinery — Diversified: 1.9%
155,780		Rockwell Automation, Inc.	11,217,718

			11,217,718

		Media: 1.1%
341,180	@@	Grupo Televisa SA ADR	6,588,186

			6,588,186

		Metal Fabricate/ Hardware: 0.8%
80,290		Precision Castparts Corp.	4,798,130

			4,798,130

		Mining: 0.6%
1,300	@,@@,#	Aber Diamond Corp.	39,840
18,680	L	Freeport-McMoRan Copper & Gold, Inc.	1,035,059
71,190	@@	Inmet Mining Corp.	2,659,342

			3,734,241

		Miscellaneous Manufacturing: 1.2%
67,130	L	Brink’s Co.	3,786,803
61,780		ITT Industries, Inc.	3,058,110

			6,844,913

		Oil & Gas: 3.2%
82,280	@,L	Global Santa Fe Corp.	4,751,670
60,130	L	Hess Corp.	3,177,871
157,420	@	Newfield Exploration Co.	7,704,135
104,220	@	Southwestern Energy Co.	3,247,495

			18,881,171

		Oil & Gas Services: 4.5%
145,190	@	Cameron International Corp.	6,935,726
63,990	@	Dresser-Rand Group, Inc.	1,502,485
93,820	@	Grant Prideco, Inc.	4,198,445
78,490	@,L	National-Oilwell, Inc.	4,969,987
187,920	L	Smith International, Inc.	8,356,802

			25,963,445

		Pharmaceuticals: 4.9%
80,430		Allergan, Inc.	8,626,922
138,980	@	Endo Pharmaceuticals Holdings, Inc.	4,583,560
98,760	@,L	ImClone Systems, Inc.	3,816,086
237,120		Medicis Pharmaceutical	5,690,880
189,920	@	VCA Antech, Inc.	6,064,146

			28,781,594

		Retail: 6.3%
76,530		Advance Auto Parts	2,211,717
128,720	@,L	Aeropostale, Inc.	3,718,721
319,410	@,L	Chico’s FAS, Inc.	8,617,682
205,980		MSC Industrial Direct Co.	9,798,469
86,488	L	Petsmart, Inc.	2,214,093
35,530	@,L	Under Armour, Inc.	1,514,289
268,130	@,L	Urban Outfitters, Inc.	4,689,594
108,490	L	Williams-Sonoma, Inc.	3,694,085

			36,458,650

		Savings & Loans: 0.5%
186,080	L	New York Community Bancorp, Inc.	3,072,181

			3,072,181

		Semiconductors: 5.1%
272,880		Analog Devices, Inc.	8,770,363
244,790	@,L	Cree, Inc.	5,816,210
30,260		Kla-Tencor Corp.	1,257,908
34,220	@,@@,L	Marvell Technology Group Ltd.	1,516,973
136,960	@,L	Tessera Technologies, Inc.	3,766,400
366,990	L	Xilinx, Inc.	8,312,324

			29,440,178

		Software: 6.2%
761,580	@,L	Activision, Inc.	8,666,780
341,730	@,L	Adobe Systems, Inc.	10,374,923
144,520	@,L	Electronic Arts, Inc.	6,220,141
728,250	@,L	Nuance Communications, Inc.	7,326,195
104,380	@@,L	Satyam Computer Services Ltd. ADR	3,459,153

			36,047,192

		Telecommunications: 9.3%
308,370	@,@@,L	Amdocs Ltd.	11,286,342
629,015	@,L	American Tower Corp.	19,574,947
135,030		Harris Corp.	5,605,095
573,170	@,L	Juniper Networks, Inc.	9,164,988
1,254,070	@,L	L-3 Communications Corp.	5,568,071
76,530	@@	Telus Corp.	3,088,486

			54,287,929

		Transportation: 1.8%
117,620	L	Expeditors International Washington, Inc.	6,587,896
144,350	@@	UTI Worldwide, Inc.	3,641,950

			10,229,846

		Total Common Stock (Cost $531,605,117)	574,953,994

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS MID CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

SHORT-TERM INVESTMENT: 28.3%
	Commercial Paper: 1.1%
$6,084,000	YorkTown, 5.270%, 7/03/06	$6,081,328

	Total Commercial Paper (Cost $6,081,328)	6,081,328

	Securities Lending CollateralCC: 27.2%
158,335,413	The Bank of New York Institutional Cash Reserves Fund	158,335,413 T
	Total Securities Lending Collateral (Cost $158,335,413)	158,335,413

	Total Short-Term Investments (Cost $164,416,741)	164,416,741

Total Investments In Securities (Cost $696,021,858)*	127.1%	$739,370,735
Other Assets and Liabilities-Net	(27.1)	(157,481,875)

Net Assets	100.0%	$581,888,860

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $698,286,678. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$78,107,422
Gross Unrealized Depreciation	(37,023,365)

Net Unrealized Appreciation	$41,084,057

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 58.6%
		Aerospace/Defense: 1.9%
185,660	L	Lockheed Martin Corp.	$13,319,248
109,350		Northrop Grumman Corp.	7,004,961
154,230		United Technologies Corp.	9,781,267

			30,105,476

		Agriculture: 1.3%
264,850	S	Altria Group, Inc.	19,447,936
26,710		Archer-Daniels-Midland Co.	1,102,589

			20,550,525

		Apparel: 0.3%
63,930		Nike, Inc.	5,178,330

			5,178,330

		Auto Parts & Equipment: 0.2%
42,760		Johnson Controls, Inc.	3,515,727

			3,515,727

		Banks: 6.3%
845,650		Bank of America Corp.	40,675,765
227,640		Bank of New York	7,330,008
511,040		Mellon Financial Corp.	17,595,107
265,080		PNC Financial Services Group, Inc.	18,600,664
139,250		SunTrust Banks, Inc.	10,619,205
33,409	@@	UBS AG	3,657,122
30,950		Wells Fargo & Co.	2,076,126

			100,553,997

		Beverages: 1.0%
71,420		Coca-Cola Co.	3,072,488
401,537	@@	Diageo PLC	6,744,342
28,760		Molson Coors Brewing Co.	1,952,229
64,120		PepsiCo, Inc.	3,849,765

			15,618,824

		Biotechnology: 0.0%
13,250	@,L	Amgen, Inc.	864,298

			864,298

		Building Materials: 1.2%
623,940		Masco Corp.	18,493,582

			18,493,582

		Chemicals: 1.5%
59,020		Air Products & Chemicals, Inc.	3,772,558
58,690		Dow Chemical Co.	2,290,671
111,960	L	EI Du Pont de Nemours & Co.	4,657,536
104,910		PPG Industries, Inc.	6,924,060
33,860		Praxair, Inc.	1,828,440
20,470		Sherwin-Williams Co.	971,916
22,610	@,@@	Syngenta AG	2,993,585

			23,438,766

		Commercial Services: 0.3%
166,530	@@	Accenture Ltd.	4,716,130

			4,716,130

		Computers: 1.1%
427,710	@,L	Dell, Inc.	10,440,401
3,380	L	Diebold, Inc.	137,296
46,400		Hewlett-Packard Co.	1,469,952
1,192,070	@,L	Sun Microsystems, Inc.	4,947,091

			16,994,740

		Cosmetics/ Personal Care: 0.5%
39,380	L	Alberto-Culver Co.	1,918,594
152,990		Estee Lauder Cos., Inc.	5,916,123

			7,834,717

		Distribution/ Wholesale: 0.1%
30,050		WW Grainger, Inc.	2,260,662

			2,260,662

		Diversified Financial Services: 5.8%
98,220	S	American Express Co.	5,227,268
53,170	L	Capital One Financial Corp.	4,543,377
358,746		Citigroup, Inc.	17,305,907
103,270	L	Countrywide Financial Corp.	3,932,522
134,260		Fannie Mae	6,457,906
46,090		Franklin Resources, Inc.	4,001,073
23,620		Freddie Mac	1,346,576
62,540		Goldman Sachs Group, Inc.	9,407,892
525,250		JPMorgan Chase & Co.	22,060,500
96,190		Lehman Brothers Holdings, Inc.	6,266,779
107,080		Merrill Lynch & Co., Inc.	7,448,485
59,750		Morgan Stanley	3,776,798

			91,775,083

		Electric: 3.0%
138,630	L	Dominion Resources, Inc.	10,368,138
35,300		Edison International	1,376,700
16,110	L	Entergy Corp.	1,139,783
84,390	L	Exelon Corp.	4,795,884
42,900	L	FirstEnergy Corp.	2,325,609
480,300	L	FPL Group, Inc.	19,874,814
34,820	@,L	NRG Energy, Inc.	1,677,628
98,790	L	PPL Corp.	3,190,917
25,810		Public Service Enterprise Group, Inc.	1,706,557
30,490		TXU Corp.	1,822,997

			48,279,027

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Environmental Control: 0.2%
198,400	@	Nalco Holding Co.	$3,497,792

			3,497,792

		Food: 0.8%
156,990	L	Kellogg Co.	7,603,026
13,402	@@	Nestle SA	4,201,669
87,780	L	Sara Lee Corp.	1,406,236

			13,210,931

		Forest Products & Paper: 0.7%
291,450		Bowater, Inc.	6,630,488
51,420	L	International Paper Co.	1,660,866
63,960		MeadWestvaco Corp.	1,786,403
54,970	@,L	Smurfit-Stone Container Corp.	601,372

			10,679,129

		Hand/ Machine Tools: 0.0%
3,560	@@	Finning International, Inc.	118,635

			118,635

		Healthcare — Products: 1.1%
14,570		Baxter International, Inc.	535,593
272,750		Johnson & Johnson	16,343,180

			16,878,773

		Healthcare — Services: 0.5%
639,840	@,L	Tenet Healthcare Corp.	4,466,083
46,800	@	WellPoint, Inc.	3,405,636

			7,871,719

		Home Builders: 0.1%
63,250	L	DR Horton, Inc.	1,506,615

			1,506,615

		Insurance: 4.0%
47,500	@@	ACE Ltd.	2,403,025
45,870		Aflac, Inc.	2,126,075
328,220	S	Allstate Corp.	17,963,481
40,050		Chubb Corp.	1,998,495
13,850		Cigna Corp.	1,364,364
430,070	@,L	Conseco, Inc.	9,934,617
260,760		Genworth Financial, Inc.	9,084,878
88,600		Hartford Financial Services Group, Inc.	7,495,560
165,200	L	Metlife, Inc.	8,459,892
41,160		Safeco Corp.	2,319,366

			63,149,753

		Internet: 1.2%
1,196,160	@,L	Symantec Corp.	18,588,326

			18,588,326

		Investment Companies: 0.1%
57,490	@,@@	KKR Private Equity Investors LP	1,259,031

			1,259,031

		Machinery — Diversified: 0.4%
83,900		Deere & Co.	7,004,811

			7,004,811

		Media: 1.5%
50,700	@@	Grupo Televisa SA ADR	979,017
297,070	L	New York Times Co.	7,290,098
378,993		CBS Corp. — Class B	10,251,761
96,620	@	Viacom, Inc. — Class B	3,462,861
40,220		Walt Disney Co.	1,206,600

			23,190,337

		Mining: 0.1%
105,570	@@	BHP Billiton PLC	2,053,924

			2,053,924

		Miscellaneous Manufacturing: 2.8%
48,260		3M Co.	3,897,960
28,170	@	Cooper Industries Ltd.	2,617,556
291,670		General Electric Co.	9,613,443
67,920		Illinois Tool Works, Inc.	3,226,200
55,030	@@	Ingersoll-Rand Co.	2,354,183
147,800	L	Pall Corp.	4,138,400
699,330	@@,L	Tyco International Ltd.	19,231,575

			45,079,317

		Oil & Gas: 6.8%
198,780		Apache Corp.	13,566,735
48,590	@@,L	BP PLC ADR	3,382,350
87,529	L	ChevronTexaco Corp.	5,432,050
177,840		ConocoPhillips	11,653,855
221,030	L	Devon Energy Corp.	13,352,422
31,340		EOG Resources, Inc.	2,173,116
345,374		Exxon Mobil Corp.	21,188,695
180,970	@,L	Global Santa Fe Corp.	10,451,018
124,440	L	Hess Corp.	6,576,654
134,200	@,L	Noble Corp.	9,987,164
158,130	@@	Total SA ADR	10,360,678

			108,124,737

		Packaging & Containers: 0.9%
871,890	@	Owens-Illinois, Inc.	14,612,876

			14,612,876

		Pharmaceuticals: 3.5%
46,950	S	Abbott Laboratories	2,047,490
115,080	L	Eli Lilly & Co.	6,360,472
654,250		Merck & Co., Inc.	23,834,328
520,790		Wyeth	23,128,284

			55,370,574

		Pipelines: 0.0%
20,800		Williams Cos., Inc.	485,888

			485,888

		Retail: 2.1%
43,720		Federated Department Stores	1,600,152
168,300		Gap, Inc.	2,928,420
78,100		Home Depot, Inc.	2,795,199
209,130		OfficeMax, Inc.	8,522,048
440,300	L	Saks, Inc.	7,119,651
206,620	L	Wal-Mart Stores, Inc.	9,952,885

			32,918,355

		Semiconductors: 0.5%
67,440		Analog Devices, Inc.	2,167,522
265,280		Intel Corp.	5,027,056
62,440	L	Xilinx, Inc.	1,414,266

			8,608,844

		Software: 1.1%
1,086,290	@	Compuware Corp.	7,278,143
755,760	@,L	Oracle Corp.	10,950,962

			18,229,105

		Telecommunications: 4.7%
168,536	L	AT&T, Inc.	4,700,469
292,510	@	Cisco Systems, Inc.	5,712,720
79,819	@,L	Embarq Corp.	3,271,781
6,412,460	@,@@, L	Nortel Networks Corp.	14,363,910
1,038,710	L	Sprint Corp. — FON Group	20,763,803

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Telecommunications (continued)
74,100	@@	Telus Corp.	$3,055,472
576,380		Verizon Communications, Inc.	19,302,966
169,343	@@,L	Vodafone Group PLC ADR	3,607,006

			74,778,127

		Toys/Games/Hobbies: 0.4%
54,400	L	Hasbro, Inc.	985,184
316,490		Mattel, Inc.	5,225,250

			6,210,434

		Transportation: 0.6%
71,540		Burlington Northern Santa Fe Corp.	5,669,545
5,310		Con-way, Inc.	307,608
73,430		Norfolk Southern Corp.	3,907,945

			9,885,098

		Total Common Stock (Cost $852,040,928)	933,493,015

Principal
Amount			Value

CORPORATE BONDS/NOTES: 8.5%
		Aerospace/Defense: 0.2%
$1,704,000	@@,#, C	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	$1,589,454
682,000	C	Northrop Grumman Corp., 7.750%, due 02/15/31	799,175
32,000	C	Raytheon Co., 6.150%, due 11/01/08	32,330

			2,420,959

		Auto Parts & Equipment: 0.1%
1,329,000	C	Johnson Controls, Inc., 5.500%, due 01/15/16	1,263,262

			1,263,262

		Banks: 1.2%
1,523,000	@@,C	Abbey National Capital Trust I, 8.963%, due 12/29/49	1,852,882
849,000		Bank of America Corp., 5.375%, due 06/15/14	823,119
1,741,000		Bank of America Corp., 7.400%, due 01/15/11	1,854,231
1,191,000	@@,#, C	Barclays Bank PLC, 6.860%, due 09/29/49	1,194,597
1,200,000	@@,#, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,279,541
759,000	@@,#, C	HBOS Capital Funding LP, 6.071%, due 06/30/49	740,611
816,000	@@,C	Nordea Bank AB, 5.424%, due 04/20/55	750,051
2,136,000	@@,C, L	RBS Capital Trust I, 6.425%, due 12/29/49	2,000,757
1,584,000	@@,#, C	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,763,481
2,761,000		Wachovia Corp., 5.250%, due 08/01/14	2,637,581
2,400,000	L	Wells Fargo & Co., 4.750%, due 02/09/15	2,219,647
289,000		Wells Fargo & Co., 5.125%, due 09/15/16	270,220
2,056,000	@@,#, C,L	Woori Bank, 6.125%, due 05/03/16	2,031,194

			19,417,912

		Beverages: 0.2%
1,600,000	@@,L	Diageo Finance BV, 5.500%, due 04/01/13	1,559,466
2,292,000	#,C	Miller Brewing Co., 5.500%, due 08/15/13	2,202,305

			3,761,771

		Building Materials: 0.0%
47,000	C	CRH America, Inc., 6.950%, due 03/15/12	48,805

			48,805

		Commercial Services: 0.1%
1,524,000	L	Cendant Corp., 6.875%, due 08/15/06	1,525,745

			1,525,745

		Diversified Financial Services: 1.7%
2,209,000	C,L	Boeing Capital Corp., 6.500%, due 02/15/12	2,287,556
2,788,000		Citigroup, Inc., 5.000%, due 09/15/14	2,613,767
1,507,000	L	Countrywide Financial Corp., 6.250%, due 05/15/16	1,479,741
1,301,000	L	Credit Suisse First Boston USA, Inc., 4.125%, due 01/15/10	1,237,043
1,067,000	L	Credit Suisse First Boston USA, Inc., 4.875%, due 08/15/10	1,035,137
860,000	C	Fund American Cos, Inc., 5.875%, due 05/15/13	826,310
381,000	L	General Electric Capital Corp., 5.450%, due 01/15/13	375,003
1,332,000	C,L	General Electric Capital Corp., 6.750%, due 03/15/32	1,426,279
342,000		General Electric Capital Corp., 8.750%, due 05/21/07	350,884
1,260,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	1,249,364
1,245,000	L	HSBC Finance Corp., 5.250%, due 01/14/11	1,217,173
294,000		Lehman Brothers Holdings, Inc., 5.500%, due 04/04/16	281,451
986,000		Lehman Brothers Holdings, Inc., 8.250%, due 06/15/07	1,009,544
1,652,000		Merrill Lynch & Co., Inc., 5.450%, due 07/15/14	1,597,312
1,070,000	C	Merrill Lynch & Co., Inc., 6.050%, due 05/16/16	1,064,904
1,640,000	#,C, L	Mizuho Capital Investment 1 Ltd., 6.686%, due 01/25/49	1,558,997
1,018,000		Morgan Stanley, 4.750%, due 04/01/14	934,797
1,189,000	C	Morgan Stanley, 6.750%, due 04/15/11	1,235,704
1,274,000	@@,C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	1,231,130
386,000	#,C	Natexis Ambs Co. LLC, 8.440%, due 12/29/49	404,342

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Diversified Financial Services (continued)
$1,710,000	C,L	UBS Preferred Funding Trust V, 6.243%, due 05/15/49	$1,687,703
1,253,000	@@,L	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	1,307,171

			26,411,312

		Electric: 0.9%
1,454,000	C	Dominion Resources, Inc./VA, 5.150%, due 07/15/15	1,338,878
2,138,000	C,L	Exelon Generation Co. LLC, 6.950%, due 06/15/11	2,231,520
1,848,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	1,882,491
726,000	C	Midamerican Energy Holdings Co., 3.500%, due 05/15/08	696,845
342,000	C	Midamerican Energy Holdings Co., 5.875%, due 10/01/12	339,696
1,204,000	#,C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	1,129,171
369,000	C	Midamerican Funding LLC, 6.927%, due 03/01/29	392,278
1,255,000	C	Oncor Electric Delivery Co., 7.000%, due 09/01/22	1,303,756
339,000	C,L	Pacific Gas & Electric Co., 4.800%, due 03/01/14	316,393
1,770,000	C	Progress Energy, Inc., 7.100%, due 03/01/11	1,848,200
723,000	C	PSEG Power LLC, 5.500%, due 12/01/15	683,164
554,000	C	PSEG Power LLC, 6.950%, due 06/01/12	575,507
1,229,000	C,L	TXU Energy Co. LLC, 7.000%, due 03/15/13	1,256,150

			13,994,049

		Environmental Control: 0.1%
765,000	C	Waste Management, Inc., 7.000%, due 07/15/28	795,259
1,061,000	C,L	Waste Management, Inc., 7.375%, due 08/01/10	1,120,153

			1,915,412

		Food: 0.1%
2,188,000	@@,#, C,L	Cadbury Schweppes US Finance LLC, 5.125%, due 10/01/13	2,058,363

			2,058,363

		Forest Products & Paper: 0.0%
584,000	C	MeadWestvaco Corp., 6.800%, due 11/15/32	548,755

			548,755

		Hand/Machine Tools: 0.1%
1,240,000	C	Kennametal, Inc., 7.200%, due 06/15/12	1,294,823

			1,294,823

		Healthcare — Services: 0.1%
1,107,000	C	HCA, Inc., 6.950%, due 05/01/12	1,086,110
285,000	C	HCA, Inc., 8.750%, due 09/01/10	301,891

			1,388,001

		Household Products/Wares: 0.1%
1,371,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	1,314,369

			1,314,369

		Insurance: 0.4%
138,000	C	Allstate Corp., 5.550%, due 05/09/35	120,971
1,056,000	C	Allstate Corp., 6.125%, due 12/15/32	993,067
2,164,000	C,L	American International Group, Inc., 4.250%, due 05/15/13	1,969,978
1,350,000	#,C, L	American International Group, Inc., 5.050%, due 10/01/15	1,261,692
807,000	@@	ASIF II, 5.750%, due 02/16/09	807,939
475,000	C,L	Metlife, Inc., 6.500%, due 12/15/32	475,641
928,000	C	St Paul Travelers Cos., Inc., 5.500%, due 12/01/15	878,099

			6,507,387

		Lodging: 0.1%
1,281,000	C	Marriott International, Inc., 6.200%, due 06/15/16	1,260,914

			1,260,914

		Media: 0.3%
1,376,000	C	Cox Communications, Inc., 4.625%, due 06/01/13	1,236,830
1,291,000	C	Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,280,647
791,000		News America Holdings, 8.500%, due 02/23/25	896,134
383,000		News America, Inc., 6.200%, due 12/15/34	348,666
1,615,000		Walt Disney Co., 6.375%, due 03/01/12	1,659,193

			5,421,470

		Mining: 0.0%
328,000	@@,C	Alcan, Inc., 5.000%, due 06/01/15	303,582

			303,582

		Oil & Gas: 0.3%
406,000	C,L	Devon Financing Corp. ULC, 6.875%, due 09/30/11	422,581
1,000,000	@@,C	Nexen, Inc., 5.875%, due 03/10/35	885,673
130,000	C	Ocean Energy, Inc., 4.375%, due 10/01/07	127,929
1,108,000	C	Ocean Energy, Inc., 7.250%, due 10/01/11	1,169,179
194,000	@@	Pemex Project Funding Master Trust, 8.625%, due 02/01/22	217,377

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Oil & Gas (continued)
$1,050,000	C	Valero Energy Corp., 6.875%, due 04/15/12	$1,089,682
1,620,000	C	XTO Energy, Inc., 5.650%, due 04/01/16	1,538,964

			5,451,385

		Oil & Gas Services: 0.1%
964,000	C	Halliburton Co., 5.500%, due 10/15/10	955,785

			955,785

		Pharmaceuticals: 0.2%
1,350,000	#,C	Allergan, Inc., 5.750%, due 04/01/16	1,314,135
1,316,000	C	Cardinal Health, Inc., 5.850%, due 12/15/17	1,257,335
1,350,000	C	Wyeth, 5.500%, due 03/15/13	1,316,072

			3,887,542

		Pipelines: 0.2%
661,000	C	CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	719,452
744,000	C	Duke Capital LLC, 8.000%, due 10/01/19	842,977
271,000	C	Kinder Morgan Ener Part, 5.125%, due 11/15/14	247,809
1,421,000	C	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,453,095
11,000	C	Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	11,413
400,000	C	Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	431,703

			3,706,449

		Real Estate: 0.3%
2,407,000	C	EOP Operating LP, 6.800%, due 01/15/09	2,459,326
54,000	C,L	EOP Operating LP, 8.100%, due 08/01/10	58,118
1,938,000	@@,#, C	Socgen Real Estate Co. LLC, 7.640%, due 12/29/49	1,979,653

			4,497,097

		Real Estate Investment Trust: 0.5%
327,000	C	Boston Properties, Inc., 5.000%, due 06/01/15	300,504
1,323,000	C	HRPT Properties Trust, 6.250%, due 08/15/16	1,299,242
45,000	C	Kimco Realty Corp., 6.000%, due 11/30/12	45,189
1,568,000	C	Prologis, 5.750%, due 04/01/16	1,514,288
694,000	C	Simon Property Group LP, 5.100%, due 06/15/15	642,526
1,125,000	C	Simon Property Group LP, 6.375%, due 11/15/07	1,130,046
397,000	C,L	Vornado Realty LP, 4.750%, due 12/01/10	377,594
2,471,000	C	Vornado Realty Trust, 5.625%, due 06/15/07	2,461,086

			7,770,475

		Retail: 0.4%
1,640,000	C	Home Depot, Inc., 5.400%, due 03/01/16	1,574,976
1,506,000	C	Ltd Brands, 5.250%, due 11/01/14	1,377,732
1,350,000	C,L	May Department Stores Co./The, 5.750%, due 07/15/14	1,313,260
1,706,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,493,702

			5,759,670

		Telecommunications: 0.8%
1,181,000	C	BellSouth Corp., 6.550%, due 06/15/34	1,128,063
594,000	C	Cingular Wireless LLC, 6.500%, due 12/15/11	609,385
1,163,000	C	Cisco Systems, Inc., 5.500%, due 02/22/16	1,118,793
656,000	@@,#	PCCW Capital No. 2 Ltd., 6.000%, due 07/15/13	623,233
595,000	C,L	SBC Communications, Inc., 6.150%, due 09/15/34	547,800
2,557,000	C	TCI Communications Finance, 9.650%, due 03/31/27	2,726,895
609,000	@@,C	Telecom Italia Capital SA, 5.250%, due 11/15/13	563,838
845,000	@@,C, L	Telecom Italia Capital SA, 6.000%, due 09/30/34	731,869
600,000	@@,C	Telefonica Europe BV, 7.750%, due 09/15/10	637,076
3,298,000	C,L	Verizon New York, Inc., 6.875%, due 04/01/12	3,345,762

			12,032,714

		Transportation: 0.1%
588,000	C	CSX Corp., 6.750%, due 03/15/11	610,715
401,000	C	Union Pacific Corp., 6.125%, due 01/15/12	405,835

			1,016,550

		Total Corporate Bonds/Notes (Cost $140,690,735)	135,934,558

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.8%
		Federal Government Loan Mortgage Corporation: 3.8%
3,035,887		4.500%, due 01/01/19	2,872,425
161,813		4.500%, due 02/01/20	153,010
83,182		4.500%, due 03/01/19	78,656
1,430,557		4.500%, due 04/01/35	1,299,235
2,158,549		4.500%, due 08/01/18	2,042,326
1,869,519		4.500%, due 11/01/18	1,768,858
1,841,313		5.000%, due 02/01/19	1,775,559
124,385		5.000%, due 03/01/18	120,040
748,063		5.000%, due 03/01/34	701,096
513,949		5.000%, due 04/01/34	481,681
2,238,935		5.000%, due 05/01/18	2,160,731
629,915		5.000%, due 05/01/35	588,932
1,997,822		5.000%, due 08/01/35	1,867,844
3,939,846		5.000%, due 09/01/33	3,698,389
918,712		5.000%, due 09/01/35	858,940
4,510,789		5.000%, due 10/01/35	4,217,317
1,979,665		5.000%, due 11/01/33	1,858,339
65,867		5.000%, due 12/01/17	63,568
810,232		5.500%, due 01/01/19	795,730
3,685,324		5.500%, due 01/01/34	3,556,487
21,052		5.500%, due 02/01/20	20,662
71,241		5.500%, due 04/01/19	70,010
354,018		5.500%, due 04/01/34	341,039

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Federal Government Loan Mortgage Corporation (continued)
$3,073,767		5.500%, due 05/01/33	$2,966,311
184,309		5.500%, due 05/01/35	177,200
54,274		5.500%, due 06/01/19	53,302
1,436,168		5.500%, due 06/01/25	1,393,745
180,366		5.500%, due 07/01/19	177,138
658,461		5.500%, due 07/01/25	639,011
911,546		5.500%, due 07/01/35	876,386
158,563		5.500%, due 08/01/19	155,725
1,042,234		5.500%, due 08/01/25	1,011,448
1,041,353		5.500%, due 09/01/25	1,010,593
505,695		5.500%, due 09/01/35	486,189
1,263,124		5.500%, due 10/01/34	1,216,816
239,671		5.500%, due 11/01/34	230,884
24,572		5.500%, due 12/01/19	24,132
2,736,381		5.500%, due 12/01/33	2,640,719
1,301,264		6.000%, due 02/01/23	1,297,086
430,210		6.000%, due 02/01/26	427,592
622,457		6.000%, due 03/01/36	613,139
158,211		6.000%, due 04/01/16	158,551
273,006		6.000%, due 04/01/17	273,626
316,412		6.000%, due 04/01/34	312,264
498,310		6.000%, due 05/01/21	499,572
44,740		6.000%, due 05/01/34	44,153
156,125		6.000%, due 07/01/17	156,480
1,092,899		6.000%, due 07/01/34	1,078,575
370,268		6.000%, due 07/01/35	364,903
2,110,845		6.000%, due 08/01/19	2,116,148
3,710,106		6.000%, due 08/01/34	3,661,478
885,999		6.000%, due 08/01/35	873,160
337,798		6.000%, due 09/01/19	338,647
310,290		6.000%, due 09/01/34	306,223
202,352		6.000%, due 10/01/17	202,812
441,598		6.000%, due 12/01/25	438,911
231,089		6.500%, due 05/01/34	232,615
311,075		6.500%, due 06/01/34	313,128
1,410,835		6.500%, due 08/01/34	1,420,149
426,613		6.500%, due 10/01/34	430,756

			60,010,441

		Federal Home Loan Bank: 0.7%
2,650,000		3.250%, due 07/21/06	2,647,167
8,170,000		3.750%, due 09/28/06	8,137,464
990,000	C	3.900%, due 02/25/08	965,882

			11,750,513

		Federal Home Loan Mortgage Corporation: 0.3%
4,294,000		3.750%, due 11/15/06	4,268,030

			4,268,030

		Federal National Mortgage Association: 11.0%
2,202,000	C	3.000%, due 03/02/07	2,166,006
2,775,000		3.250%, due 07/31/06	2,770,505
724,702		4.010%, due 08/01/13	661,016
555,896		4.500%, due 02/01/35	505,394
1,349,289		4.500%, due 03/01/19	1,277,407
2,161,062		4.500%, due 03/01/35	1,959,858
758,575		4.500%, due 04/01/18	718,904
1,179,928		4.500%, due 04/01/20	1,117,068
382,616		4.500%, due 05/01/20	361,784
1,632,229		4.500%, due 06/01/18	1,546,869
1,061,805		4.500%, due 07/01/18	1,006,275
1,342,597		4.519%, due 05/01/14	1,251,985
155,269		4.621%, due 04/01/13	147,000
379,647		4.630%, due 04/01/14	355,872
798,972		4.780%, due 12/01/12	764,494
22,001		4.845%, due 06/01/13	20,987
455,122		4.848%, due 08/01/14	432,294
467,035		4.880%, due 03/01/20	451,582
2,315,512		4.925%, due 04/01/15	2,202,090
240,000		4.940%, due 08/01/15	228,850
4,195,708		5.000%, due 02/01/18	4,051,437
1,409,476		5.000%, due 03/01/34	1,323,678
609,723		5.000%, due 05/01/20	587,597
539,135		5.000%, due 05/01/34	505,746
198,450		5.000%, due 06/01/18	191,617
719,196		5.000%, due 06/01/34	674,656
995,548		5.000%, due 06/01/35	931,523
1,914,818		5.000%, due 07/01/19	1,847,614
940,065		5.000%, due 07/01/20	905,952
4,648,241		5.000%, due 07/01/35	4,349,301
579,432		5.000%, due 08/01/34	543,547
1,034,940		5.000%, due 08/01/35	968,380
831,861		5.000%, due 09/01/19	802,665
1,592,119		5.000%, due 09/01/34	1,493,518
1,025,060		5.000%, due 11/01/17	989,813
137,135		5.000%, due 11/01/19	132,322
316,248		5.000%, due 11/01/34	296,663
2,315,421		5.000%, due 12/01/18	2,230,838
285,186		5.000%, due 12/01/34	267,524
855,000		5.250%, due 04/15/07	853,146
333,147		5.480%, due 11/01/15	327,535
549,650		5.500%, due 01/01/18	540,725
524,743		5.500%, due 01/01/19	516,011
1,952,266		5.500%, due 01/01/34	1,883,962
2,579,013		5.500%, due 01/01/35	2,483,372
1,250,213		5.500%, due 02/01/18	1,229,409
1,937,338		5.500%, due 02/01/33	1,869,556
2,431,310		5.500%, due 02/01/34	2,344,830
1,137,508		5.500%, due 02/01/35	1,094,136
181,055		5.500%, due 03/01/33	174,745
257,688		5.500%, due 03/01/34	248,462
4,454,226		5.500%, due 03/01/35	4,282,671
49,608		5.500%, due 04/01/20	48,718
746,898		5.500%, due 04/01/34	719,536
1,538,700		5.500%, due 04/01/35	1,479,436
899,656		5.500%, due 05/01/25	873,129
26,430		5.500%, due 05/01/33	25,505
2,897,116		5.500%, due 05/01/34	2,790,981
45,019		5.500%, due 05/01/35	43,285
896,253		5.500%, due 06/01/19	880,752
612,349		5.500%, due 06/01/25	594,293
2,807,580		5.500%, due 06/01/33	2,709,351
509,463		5.500%, due 06/01/34	490,799
1,978,850		5.500%, due 07/01/19	1,944,627
6,068,001		5.500%, due 07/01/33	5,855,700
4,682,678		5.500%, due 07/01/34	4,511,128
613,567		5.500%, due 07/01/35	589,936
889,664		5.500%, due 08/01/19	874,277
1,466,705		5.500%, due 08/01/34	1,412,972
1,562,978		5.500%, due 08/01/35	1,502,779
1,239,985		5.500%, due 09/01/19	1,218,540
6,786,101		5.500%, due 09/01/34	6,537,493
3,177,674		5.500%, due 09/01/35	3,055,286
5,216,806		5.500%, due 10/01/34	5,025,686
78,157		5.500%, due 10/01/35	75,146
1,339,125		5.500%, due 11/01/17	1,317,380
208,037		5.500%, due 11/01/19	204,439
2,942,958		5.500%, due 11/01/33	2,839,992
9,091,035		5.500%, due 11/01/34	8,757,985
21,546		5.500%, due 12/01/17	21,196
46,609		5.500%, due 12/01/18	45,834
367,317		5.500%, due 12/01/19	360,964
512,187		5.500%, due 12/01/33	494,267
3,943,886		5.500%, due 12/01/34	3,799,401
1,340,000		5.722%, due 02/01/09	1,334,769
78,406		6.000%, due 01/01/17	78,715
485,471		6.000%, due 01/01/21	487,627
71,612		6.000%, due 01/01/34	70,726
486,554		6.000%, due 02/01/17	488,471
849,420		6.000%, due 02/01/36	836,766
273,821		6.000%, due 03/01/18	274,953
2,297,483		6.000%, due 03/01/34	2,266,663
4,734,460		6.000%, due 04/01/34	4,671,907

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Federal National Mortgage Association (continued)
$262,773		6.000%, due 04/01/35	$259,235
1,257,991		6.000%, due 04/01/36	1,238,767
627,783		6.000%, due 05/01/21	630,570
332,183		6.000%, due 05/01/34	327,712
6,738,000		6.000%, due 05/15/08	6,802,112
4,333,997		6.000%, due 06/01/34	4,275,656
2,795,596		6.000%, due 07/01/34	2,757,963
889,390		6.000%, due 08/01/17	893,067
3,293,696		6.000%, due 08/01/34	3,249,360
105,746		6.000%, due 09/01/35	104,195
243,172		6.000%, due 10/01/34	239,899
2,588,706		6.000%, due 11/01/18	2,598,904
517,474		6.000%, due 11/01/25	514,237
378,902		6.000%, due 11/01/34	373,801
1,196,449		6.000%, due 12/01/35	1,178,905
249,291		6.330%, due 03/01/11	253,641
1,221,653		6.500%, due 01/01/33	1,232,818
249,231		6.500%, due 03/01/36	250,641
212,805		6.500%, due 04/01/34	214,119
418,971		6.500%, due 05/01/36	421,341
639,928		6.500%, due 06/01/31	645,965
283,049		6.500%, due 06/01/34	284,796
76,255		6.500%, due 07/01/31	76,975
1,686,585		6.500%, due 07/01/32	1,701,998
1,434,693		6.500%, due 08/01/32	1,447,804
1,139,688		6.500%, due 08/01/34	1,146,725
792,800		6.500%, due 09/01/31	800,279
473,190		6.500%, due 12/01/31	477,653
4,114,000	L	6.625%, due 09/15/09	4,256,299
3,186,000		6.625%, due 11/15/10	3,329,147
112,234		7.500%, due 02/01/30	116,395
345,562		7.500%, due 03/01/31	357,539

			174,959,119

		FICO: 0.0%
410,000		9.650%, due 11/02/18	556,307

			556,307

		Government National Mortgage Association: 1.0%
152,817		4.500%, due 07/20/33	139,051
29,024		4.500%, due 08/15/33	26,709
185,668		4.500%, due 09/15/33	170,858
758,925		4.500%, due 09/20/33	690,563
301,365		4.500%, due 12/20/34	274,003
313,076		5.000%, due 03/15/34	296,752
907,324		5.000%, due 06/15/34	860,014
138,516		5.000%, due 07/20/33	130,447
232,947		5.000%, due 10/15/34	220,801
29,675		5.500%, due 02/15/35	28,786
72,631		5.500%, due 04/20/35	70,160
4,825,743		5.500%, due 05/15/33	4,684,884
1,331,801		5.500%, due 08/15/33	1,292,927
108,053		5.500%, due 09/15/34	104,859
121,615		5.500%, due 10/15/35	117,972
1,201,833		5.500%, due 11/15/32	1,167,086
542,393		6.000%, due 02/20/35	536,972
1,138,992		6.000%, due 04/15/33	1,131,739
35,206	L	6.000%, due 04/15/34	34,973
221,881		6.000%, due 04/20/35	219,664
1,176,549		6.000%, due 07/15/34	1,168,770
930,841		6.000%, due 09/15/32	925,041
379,448		6.000%, due 09/15/34	376,939
57,197		6.000%, due 10/15/32	56,840
847,609		6.000%, due 11/20/34	839,884
367,564		6.500%, due 02/20/36	370,923
570,199		6.500%, due 11/20/35	575,478

			16,513,095

		Total U.S. Government Agency Obligations (Cost $278,432,977)	268,057,505

U.S. TREASURY OBLIGATIONS: 10.7%
		U.S. Treasury Bond: 8.8%
1,183,000	L	10.375%, due 11/15/12	1,262,946
6,410,000	L	3.000%, due 11/15/07	6,225,463
1,983,000	L	3.250%, due 08/15/07	1,940,784
2,054,000	L	3.500%, due 11/15/06	2,041,565
1,982,000		3.500%, due 11/15/09	1,884,527
446,000	L	3.875%, due 02/15/13	415,303
379,000	L	4.125%, due 05/15/15	352,041
2,003,000	L	4.250%, due 11/15/13	1,896,122
77,000	L	4.375%, due 05/15/07	76,435
1,301,000	L	4.750%, due 05/15/14	1,269,543
27,159,000	L	4.750%, due 11/15/08	26,924,564
10,829,000	L	5.000%, due 02/15/11	10,805,739
21,347,000	L	5.375%, due 02/15/31	21,722,259
6,582,000	L	5.500%, due 02/15/08	6,618,510
35,431,000	L	5.625%, due 05/15/08	35,721,676
4,173,000	L	6.000%, due 02/15/26	4,521,512
14,450,000	L	6.250%, due 08/15/23	15,941,298
338,000	L	8.000%, due 11/15/21	432,376

			140,052,663

		U.S. Treasury Inflation-Indexed Bond: 0.4%
5,049,000		4.250%, due 01/15/10	6,425,871

			6,425,871

		U.S. Treasury Note: 1.5%
22,597,000	L	6.500%, due 02/15/10	23,616,531

			23,616,531

		Total U.S. Treasury Obligations (Cost $173,275,624)	170,095,065

ASSET-BACKED SECURITIES: 0.5%
		Automobile Asset Backed Securities: 0.0%
352,835	C	AmeriCredit Automobile Receivables Trust, 2.180%, due 07/07/08	351,905
45,000	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	44,196

			396,101

		Home Equity Asset Backed Securities: 0.2%
1,420,000	#,C	Bayview Financial Revolving Mortgage Loan Trust, 6.141%, due 12/28/40	1,421,316
1,160,000	C	Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	1,140,226

			2,561,542

		Other Asset Backed Securities: 0.3%
66,000	C	Countrywide Asset-Backed Certificates, 4.575%, due 07/25/35	65,212
1,178,000	C	Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	1,165,576
347,549	#,C	Falcon Franchise Loan LLC, 7.382%, due 05/05/10	354,609

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Other Asset Backed Securities (continued)
$136,603	C	Residential Asset Mortgage Products, Inc., 3.800%, due 07/25/30	$136,103
689,505	C	Residential Asset Mortgage Products, Inc., 4.109%, due 01/25/35	674,933
2,591,786	+,C	Structured Asset Securities Corp., 4.670%, due 03/25/35	2,551,425

			4,947,858

		Total Asset-Backed Securities (Cost $8,002,586)	7,905,501

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.2%
		Agency Collateral CMO: 0.9%
2,233,348	C	Small Business Administration CMO, 4.350%, due 07/01/23	2,055,856
805,924	C	Small Business Administration CMO, 4.770%, due 04/01/24	759,057
1,837,155	C	Small Business Administration CMO, 4.950%, due 03/01/25	1,768,275
1,137,725	C	Small Business Administration CMO, 4.990%, due 09/01/24	1,085,297
1,195,640	C	Small Business Administration CMO, 5.090%, due 10/01/25	1,142,056
3,863,657	C	Small Business Administration CMO, 5.110%, due 08/01/25	3,699,975
1,306,574	C	Small Business Administration CMO, 5.180%, due 05/01/24	1,262,761
896,617	C	Small Business Administration CMO, 5.390%, due 12/01/25	872,938
1,902,883	C	Small Business Administration CMO, 5.520%, due 06/01/24	1,876,597

			14,522,812

		Airlines: 0.1%
1,258,614	L	Continental Airlines, Inc., 6.648%, due 09/15/17	1,252,291

			1,252,291

		Commercial Mortgage Backed Securities: 2.0%
1,650,000	C,L	Banc of America Commercial Mortgage, Inc., 4.857%, due 07/10/43	1,535,687
1,506,237	C,L	Banc of America Commercial Mortgage, Inc., 5.182%, due 09/10/47	1,437,434
1,069,472	C	Bear Stearns Commercial Mortgage Securities, 5.116%, due 02/11/41	1,014,355
181,863	C	Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	184,966
350,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.230%, due 09/15/20	340,151
457,000	#	Criimi Mae CMBS Corp., 6.701%, due 06/20/30	457,966
855,489	#,C	Crimmi Mae Commercial Mortgage Trust, 7.000%, due 06/02/33	856,158
869,758	C	Deutsche Mortgage and Asset Receiving Corp., 6.538%, due 06/15/31	877,761
1,060,000	C	Ge Capital Commercial Mortgage Corp., 5.340%, due 03/10/44	1,019,323
1,146,069	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,098,615
1,240,876	C	Greenwich Capital Commercial Funding Corp., 5.224%, due 04/10/37	1,184,378
1,608,000	C	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	1,553,821
975,000		Greenwich Capital Commercial Funding Corp., 6.110%, due 06/10/16	972,583
1,130,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42	1,040,478
1,400,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37	1,303,384
1,671,379	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,576,925
1,608,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.212%, due 05/15/41	1,547,115
1,755,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.294%, due 01/12/43	1,688,847
102,241	C	LB Commercial Conduit Mortgage Trust, 6.480%, due 02/18/30	102,945
1,788,000	C	Merrill Lynch Mortgage Trust, 5.661%, due 05/12/39	1,764,293
1,328,932	C	Morgan Stanley Capital I, 5.168%, due 01/14/42	1,266,438
357,348	C	Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24	362,489
1,441,082	#,C	Spirit Master Funding LLC, 5.050%, due 07/20/23	1,368,544
50,618	#,C	TIAA Retail Commercial Trust, 7.170%, due 01/15/32	51,042
1,662,000	C	Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41	1,547,932
1,650,000	C	Wachovia Bank Commercial Mortgage Trust, 4.935%, due 04/15/42	1,543,642
1,669,000	C	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	1,577,172

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS TOTAL RETURN PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Commercial Mortgage Backed Securities (continued)
$1,172,000	C	Wachovia Bank Commercial Mortgage Trust, 5.196%, due 10/15/44	$1,116,631
1,330,000	C	Wachovia Bank Commercial Mortgage Trust, 5.962%, due 06/15/45	1,336,478

			31,727,553

		Electric: 0.1%
736,292	C,L	Entergy Louisiana, Inc., 8.090%, due 01/02/17	751,202
103,080		Northeast Utilities, 8.580%, due 12/01/06	103,383
717,532	#,C	System Energy Resources, Inc., 5.129%, due 01/15/14	691,289

			1,545,874

		Interest Only STRIPS: 0.1%
38,376,304	#	Morgan Stanley Capital I, 0.558%, due 11/15/30	615,080
831,000		Wachovia Bank Commercial Mortgage Trust, 5.316%, due 12/15/44	796,532

			1,411,612

		Whole Loan Collateral CMO: 0.0%
46,206	#,C	BlackRock Capital Finance LP, 7.750%, due 09/25/26	44,739
748,000	C	RAAC Series, 4.971%, due 09/25/34	721,034

			765,773

		Total Collateralized Mortgage Obligations (Cost $54,143,117)	51,225,915

OTHER BONDS: 0.4%
		Foreign Government Bonds: 0.4%
1,374,000	@@	Egypt Government AID Bonds, 4.450%, due 09/15/15	1,278,713
2,118,000	@@,L	Hydro Quebec, 6.300%, due 05/11/11	2,181,345
962,000	@@	Mexico Government Bond, 6.375%, due 01/16/13	966,810
86,000	@@	Mexico Government Bond, 6.625%, due 03/03/15	87,290
858,000	@@,C	United Mexican States, 5.625%, due 01/15/17	800,085
708,000	@@	United Mexican States, 7.500%, due 04/08/33	754,020

			6,068,263

		Government Trust Certificate: 0.0%
694,000		Israel Aid Bond, 4.625%, due 06/15/13	643,645

			643,645

		Total Other Bonds (Cost $6,942,697)	6,711,908

		Total Long-Term Investments (Cost $1,513,530,050)	1,573,423,467

SHORT-TERM INVESTMENTS: 23.0%
		Commercial Paper: 0.6%
9,466,000		Yorktown, 5.270%, due 7/03/06	9,461,843

		Total Commercial Paper: (Cost $9,461,843)	9,461,843

		Securities Lending CollateralCC: 22.4%
356,458,382		The Bank of New York Institutional Cash Reserves Fund	356,458,382

		Total Securities Lending Collateral (Cost $356,458,382)	356,458,382

		Total Short-Term Investments (Cost $365,920,225)	365,920,225

Total Investments In Securities (Cost $1,879,450,275)*	121.7%	$1,939,343,692
Other Assets and Liabilities-Net	(21.7)	(345,883,142)

Net Assets	100.0%	$1,593,460,550

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $1,888,291,977. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$106,038,042
Gross Unrealized Depreciation	(54,986,327)

Net Unrealized Appreciation	$51,051,715

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS UTILITIES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 91.3%
		Coal: 0.1%
2,400		Consol Energy, Inc.	$112,128

			112,128

		Electric: 52.1%
216,200	@	AES Corp.	3,988,890
56,502,780	@@	AES Tiete SA	1,356,547
15,500	@	Allegheny Energy, Inc.	574,585
45,200		Ameren Corp.	2,282,600
80,100		CenterPoint Energy Resources Corp.	1,001,250
285,800	@	CMS Energy Corp.	3,698,252
98,480		Constellation Energy Group, Inc.	5,369,130
41,770	@@	CPFL Energia SA ADR	1,526,694
17,250		Dominion Resources, Inc.	1,290,128
185,000		Duke Energy Corp.	5,433,450
155,230		Edison International	6,053,970
50,657	@@	Endesa SA	1,760,072
203,583	@@	Enel S.p.A.	1,751,441
83,720	@@	Enersis SA ADR	941,850
16,380		Entergy Corp.	1,158,885
38,033	@@	EON AG	4,370,955
23,300	@,@@	Equatorial Energia SA	161,365
149,500		Exelon Corp.	8,496,085
111,110		FirstEnergy Corp.	6,023,273
178,890		FPL Group, Inc.	7,402,468
15,700	@@	Iberdrola SA	540,309
561,440	@@	International Power PLC	2,948,778
87,900	@	Mirant Corp.	2,355,720
21,000		Northeast Utilities	434,070
167,820	@	NRG Energy, Inc.	8,085,568
19,200		NSTAR	549,120
40,535	@@	RWE AG	3,366,554
42,600	@@	Scottish & Southern Energy PLC	906,008
133,277	@@	Scottish Power PLC	1,435,681
35,568	@@	Suez SA	1,477,068
43,650	@@	Tractebel Energia SA	346,838
170,980		TXU Corp.	10,222,894
84,270		Xcel Energy, Inc.	1,616,299

			98,926,797

		Gas: 3.0%
47,920		AGL Resources, Inc.	1,826,710
170,950	@@	Enagas	3,645,870
3,700		Energen Corp.	142,117

			5,614,697

		Media: 6.2%
75,870		Citadel Broadcasting Corp.	675,243
74,310	@	Comcast Corp.	2,435,882
188,480	@@	Grupo Televisa SA ADR	3,639,549
89,460		News Corp., Inc.	1,715,843
46,000	@@	Rogers Communications, Inc.	1,850,632
42,225	@	Viacom, Inc.	1,513,344

			11,830,493

		Oil & Gas: 4.2%
1,300		Apache Corp.	88,725
18,190		ChevronTexaco Corp.	1,128,871
17,000		ENSCO International, Inc.	782,340
2,400		EOG Resources, Inc.	166,416
48,320	@	Global Santa Fe Corp.	2,790,480
14,490	@	Noble Corp.	1,078,346
2,500	@@	Petroleo Brasileiro SA ADR	223,275
9,080	@	Rosetta Resources, Inc.	163,440
13,000	@	Southwestern Energy Co.	405,080
4,400	@@	Total SA	289,044
9,700	@	Transocean, Inc.	779,104

			7,895,121

		Oil & Gas Services: 0.1%
3,200	@	National-Oilwell, Inc.	202,624

			202,624

		Pipelines: 6.9%
35,600	@	Dynegy, Inc.	194,732
111,600		Equitable Resources, Inc.	3,738,600
33,760		Questar Corp.	2,717,342
279,991		Williams Cos., Inc.	6,540,590

			13,191,264

		Telecommunications: 18.2%
47,700		Alltel Corp.	3,044,691
66,230	@@	America Movil SA de CV ADR	2,202,810
141,400		AT&T, Inc.	3,943,646
161,380		Citizens Communications Co.	2,106,009
74,660	@	Dobson Communications Corp.	577,122
20,798	@, @@	e.Biscom	903,099
8,813	@	Embarq Corp.	361,245
109,804	@@	France Telecom SA	2,342,892
815,000	@,@@	Hutchison Telecommunications International Ltd	1,314,796
26,075	@@	NTL, Inc.	649,268
780,000	@@	Singapore Telecommunications Ltd.	1,252,816
183,270		Sprint Corp. — FON Group	3,663,567
69,300	@,@@	Telecom Argentina SA ADR	803,880
47,900	@@	Telefonica SA	796,225
225,540	@@	Telenor ASA	2,724,860
98,170	@@	Telus Corp.	3,961,801
25,300	@@	Tim Participacoes SA ADR	697,015
21,800		Verizon Communications, Inc.	730,082
21,400	@,@@	Vimpel-Communications ADR	980,548
736,592	@@	Vodafone Group PLC	1,567,728

			34,624,100

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS UTILITIES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Water: 0.5%
17,680	@@	Veolia Environnement	$912,239

			912,239

		Total Common Stock (Cost $163,713,773)	173,309,463

PREFERRED STOCK: 4.0%
		Electric: 2.8%
83,020		Entergy Corp.	4,169,264
4,600		NRG Energy, Inc.	1,135,625

			5,304,889

		Pipelines: 1.2%
1,810	#	El Paso Corp.	2,339,651

			2,339,651

		Total Preferred Stock (Cost $7,494,906)	7,644,540

CONVERTIBLE BOND: 0.1%
		Telecommunications: 0.1%
110,000	C	Level 3 Communications, Inc., 3.500%, due 06/15/12	111,925

			111,925

		Total Convertible Bond (Cost $106,222)	111,925

CORPORATE BOND/ NOTE: 0.6%
		Electric: 0.6%
1,045,000	C	TXU Energy Co. LLC, 7.000%, due 03/15/13	1,068,085

			1,068,085

		Total Corporate Bond/ Note (Cost $1,095,899)	1,068,085

		Total Long-Term Investments (Cost $172,412,168)	182,134,013

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 4.9%
	Commercial Paper: 4.9%
$1,815,000	AIG, 5.260%, 07/03/06	$1,814,204
7,528,000	YorkTown, 5.270%, 7/03/06	7,524,694

		9,338,898

	Total Short-Term Investments (Cost $9,338,898)	9,338,898

Total Investments In Securities (Cost $181,751,066)*	100.9%	$191,472,911
Other Assets and Liabilities-Net	(0.9)	(1,692,178)

Net Assets	100.0%	$189,780,733

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
C	Bond may be callable prior to maturity date.
*	Cost for federal income tax purposes is $182,464,147. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,644,852
Gross Unrealized Depreciation	(3,636,088)

Net Unrealized Appreciation	$9,008,764

At June 30, 2006 the following forward currency contracts were outstanding for the ING MFS Utilities Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
EURO
EUR 391,582	Buy	07/17/06	506,350	$501,486	$(4,864)
EURO EUR 377,679	Buy	07/17/06	483,459	483,681	222
EURO EUR 711,185	Buy	08/07/06	922,335	912,141	(10,194)
EURO EUR 640	Buy	08/07/06	830	821	(9)
EURO EUR 145,627	Buy	08/07/06	184,988	186,774	1,788
EURO EUR 55,312	Buy	08/07/06	69,815	70,941	1,127
EURO EUR 44,400	Buy	08/07/06	55,738	56,945	1,208
British Pound Sterling GBP 128,168	Buy	08/07/06	240,291	237,216	(3,076)
British Pound Sterling GBP 240,000	Buy	08/07/06	446,732	444,197	(2,536)
British Pound Sterling GBP 88,707	Buy	08/02/06	163,707	164,161	454
British Pound Sterling GBP 82,009	Buy	08/07/06	149,313	151,783	2,470

					$(13,410)

British Pound Sterling GBP 89,070	Sell	08/07/06	168,025	164,852	3,173
EURO EUR 109296	Sell	07/17/06	141,195	139,972	1,223
EURO EUR 87,531	Sell	07/17/06	112,473	112,098	375
British Pound Sterling GBP 2,437,997	Sell	08/02/06	4,573,000	4,511,777	61,222
British Pound Sterling GBP 28,355	Sell	08/07/06	53,095	52,479	615
EURO EUR 381,862	Sell	08/07/06	495,332	489,763	5,569
British Pound Sterling GBP 17,942	Sell	08/07/06	33,415	33,208	207
EURO EUR 10,521,147	Sell	08/21/06	13,357,637	13,506,276	(148,638)
EURO EUR 86,757	Sell	08/07/06	110,042	111,272	(1,230)
EURO EUR 191,720	Sell	08/21/06	241,424	246,117	(4,693)
British Pound Sterling GBP 63,337	Sell	08/07/06	116,232	117,225	(992)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING MFS UTILITIES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
British Pound Sterling GBP 30,933	Sell	08/02/06	57,055	57,244	(189)
EURO EUR 98,807	Sell	08/21/06	124,947	126,841	(1,894)
EURO EUR 76,004	Sell	08/07/06	96,353	97,481	(1,128)
EURO EUR 150,560	Sell	08/07/06	190,869	193,103	(2,234)
British Pound Sterling GBP 27,769	Sell	08/02/06	51,395	51,390	5
EURO EUR 129,625	Sell	08/21/06	163,729	166,403	(2,674)
EURO EUR 45,030	Sell	08/21/06	56,576	57,806	(1,230)
EURO EUR 86,064	Sell	08/07/06	109,085	110,383	(1,298)
British Pound Sterling GBP 10,439	Sell	08/02/06	19,108	19,318	(211)

					$(94,021)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER MAIN STREET PORTFOLIO®
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.9%
		Advertising: 0.2%
10,800		Omnicom Group	$962,172

			962,172

		Aerospace/ Defense: 3.6%
2,800	@,L	Alliant Techsystems, Inc.	213,780
2,800	@,L	Armor Holdings, Inc.	153,524
68,700		Boeing Co.	5,627,217
44,500		General Dynamics Corp.	2,912,970
45,900		Lockheed Martin Corp.	3,292,866
47,600		Northrop Grumman Corp.	3,049,256
65,700		Raytheon Co.	2,928,249
20,700		United Technologies Corp.	1,312,794

			19,490,656

		Agriculture: 1.6%
90,300		Altria Group, Inc.	6,630,729
3,700		Loews Corp.	190,069
17,600	L	Reynolds America, Inc.	2,029,280

			8,850,078

		Airlines: 0.1%
5,000	L	AMR Corp.	127,100
6,300	@,L	Continental Airlines, Inc.	187,740
9,500		Southwest Airlines Co.	155,515
3,000	@,L	US Airways Group, Inc.	151,620

			621,975

		Apparel: 0.1%
1,200	@,L	Columbia Sportswear Co.	54,312
1,300	@,L	Guess?, Inc.	54,275
1,700	@	Gymboree Corp.	59,092
900	L	Kellwood Co.	26,343
3,000	L	Liz Claiborne, Inc.	111,180
700		Phillips-Van Heusen	26,712
2,200	@,L	Skechers USA, Inc.	53,042

			384,956

		Auto Manufacturers: 0.0%
800	L	Paccar, Inc.	65,904

			65,904

		Auto Parts & Equipment: 0.4%
2,300	@@,L	Autoliv, Inc.	130,111
22,800		Johnson Controls, Inc.	1,874,616
2,400	@	Tenneco, Inc.	62,400

			2,067,127

		Banks: 7.5%
242,708		Bank of America Corp.	11,674,255
60,800		Bank of New York	1,957,760
32,700		BB&T Corp.	1,359,993
6,900		Comerica, Inc.	358,731
7,600		Huntington Bancshares, Inc.	179,208
25,500		Keycorp	909,840
11,300	L	M&T Bank Corp.	1,332,496
58,500		Mellon Financial Corp.	2,014,155
61,300	L	National City Corp.	2,218,447
3,100		North Fork Bancorporation, Inc.	93,527
900		Northern Trust Corp.	49,770
11,300		PNC Financial Services Group, Inc.	792,921
900		Regions Financial Corp.	29,808
4,600		State Street Corp.	267,214
20,500		SunTrust Banks, Inc.	1,563,330
4,200	L	TCF Financial Corp.	111,090
1,600		UnionBanCal Corp.	103,344
168,200		US BanCorp.	5,194,016
109,900		Wachovia Corp.	5,943,392
1,700		Webster Financial Corp.	80,648
69,800		Wells Fargo & Co.	4,682,184

			40,916,129

		Beverages: 1.7%
89,400		Coca-Cola Co.	3,845,988
14,400		Pepsi Bottling Group, Inc.	462,960
77,800		PepsiCo, Inc.	4,671,112

			8,980,060

		Biotechnology: 1.0%
79,200	@	Amgen, Inc.	5,166,216

			5,166,216

		Building Materials: 0.5%
1,600		Eagle Materials, Inc.	76,000
2,500		Lennox International, Inc.	66,200
73,300		Masco Corp.	2,172,612
4,700	@,L	USG Corp.	342,771

			2,657,583

		Chemicals: 0.8%
20,000		Air Products & Chemicals, Inc.	1,278,400
1,100		HB Fuller Co.	47,927
3,500	@	Hercules, Inc.	53,410
1,100	L	NewMarket Corp.	53,966
1,700	@	OM Group, Inc.	52,445
19,100		PPG Industries, Inc.	1,260,600
28,800	L	Rohm & Haas Co.	1,443,456
3,524	L	Tronox, Inc.	46,411

			4,236,615

		Coal: 0.0%
3,000		Foundation Coal Holdings, Inc.	140,790

			140,790

		Commercial Services: 1.0%
1,800		Administaff, Inc.	64,458
47,900		Cendant Corp.	780,291
5,000	@	Convergys Corp.	97,500

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER MAIN STREET PORTFOLIO®
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Commercial Services (continued)
2,800	@,L	Live Nation, Inc.	$57,008
4,700		Manpower, Inc.	303,620
51,500		McKesson Corp.	2,434,920
3,400		Moody’s Corp.	185,164
2,100	@	MPS Group, Inc.	31,626
23,000		Paychex, Inc.	896,540
7,300	@,L	Quanta Services, Inc.	126,509
3,500	@,L	Rent-A-Center, Inc.	87,010
5,900	L	Robert Half International, Inc.	247,800

			5,312,446

		Computers: 3.8%
28,700	@	Apple Computer, Inc.	1,639,344
19,100	@	Brocade Communications Systems, Inc.	117,274
7,000	@	Cadence Design Systems, Inc.	120,050
6,700	@	Ceridian Corp.	163,748
27,200	@	Computer Sciences Corp.	1,317,568
183,600	@,L	Dell, Inc.	4,481,676
206,500		Hewlett-Packard Co.	6,541,920
70,300		International Business Machines Corp.	5,406,186
4,200	@	NCR Corp.	153,888
1,500		Reynolds & Reynolds Co.	46,005
17,200	@,L	Synopsys, Inc.	322,844
27,100	@,L	Western Digital Corp.	536,851

			20,847,354

		Cosmetics/ Personal Care: 1.5%
49,700		Colgate-Palmolive Co.	2,977,030
95,032		Procter & Gamble Co.	5,283,779

			8,260,809

		Distribution/ Wholesale: 0.0%
2,780	@	Brightpoint, Inc.	37,613
2,400	@	Tech Data Corp.	91,944
1,300	@	Wesco International, Inc.	89,700

			219,257

		Diversified Financial Services: 8.7%
22,500		American Express Co.	1,197,450
13,700	@,L	AmeriCredit Corp.	382,504
20,840		Ameriprise Financial, Inc.	930,923
8,608	L	Capital One Financial Corp.	735,554
36,200		Charles Schwab Corp./ The	578,476
32,500	L	CIT Group, Inc.	1,699,425
222,200		Citigroup, Inc.	10,718,928
34,100		Goldman Sachs Group, Inc.	5,129,663
1,400		International Securities Exchange, Inc.	53,298
10,700		Janus Capital Group, Inc.	191,530
6,200	L	Jefferies Group, Inc.	183,706
195,900		JPMorgan Chase & Co.	8,227,800
1,700	@	Knight Capital Group, Inc.	25,891
52,800		Lehman Brothers Holdings, Inc.	3,439,920
71,200		Merrill Lynch & Co., Inc.	4,952,672
89,700		Morgan Stanley	5,669,937
900	@,L	Piper Jaffray Cos	55,089
3,300		Raymond James Financial, Inc.	99,891
19,000		The Bear Stearns Cos., Inc.	2,661,520

			46,934,177

		Electric: 1.2%
3,500	L	Alliant Energy Corp.	120,050
62,000		American Electric Power Co., Inc.	2,123,500
1,300		Avista Corp.	29,679
8,400	L	CenterPoint Energy Resources Corp.	105,000
8,500		Constellation Energy Group, Inc.	463,420
24,200		Duke Energy Corp.	710,754
19,600		Edison International	764,400
2,400	@	Mirant Corp.	64,320
51,300		Pacific Gas & Electric Co.	2,015,064
6,400		Progress Energy, Inc.	274,368

			6,670,555

		Electrical Components & Equipment: 0.5%
32,000		Emerson Electric Co.	2,681,920
1,400		Hubbell, Inc.	66,710

			2,748,630

		Electronics: 0.6%
57,600	@	Agilent Technologies, Inc.	1,817,856
13,100		Applera Corp. — Applied Biosystems Group	423,785
8,400		Arrow Electronics, Inc.	270,480
3,100	@,L	Cymer, Inc.	144,026
600	@,@@	Mettler Toledo International, Inc.	36,342
3,300	@	Plexus Corp.	112,893
70,200	@	Solectron Corp.	240,084
6,100	@	Thermo Electron Corp.	221,064

			3,266,530

		Engineering & Construction: 0.0%
1,100	@	EMCOR Group, Inc.	53,537
3,500		Granite Construction, Inc.	158,445

			211,982

		Entertainment: 0.3%
38,100		International Game Technology	1,445,514
1,500	@,L	Vail Resorts, Inc.	55,650

			1,501,164

		Environmental Control: 0.4%
7,200	@,L	Allied Waste North America, Inc.	81,792
5,300		Republic Services, Inc.	213,802
45,700		Waste Management, Inc.	1,639,716

			1,935,310

		Food: 1.3%
32,800		Campbell Soup Co.	1,217,208
74,600		ConAgra Foods, Inc.	1,649,406
3,500	@	Dean Foods Co.	130,165
7,900		Del Monte Foods Co.	88,717
9,500		HJ Heinz Co.	391,590
85,800		Kroger Co.	1,875,588
1,600	@	Performance Food Group Co.	48,608
64,700	L	Safeway, Inc.	1,682,200

			7,083,482

		Forest Products & Paper: 0.1%
5,900		Louisiana-Pacific Corp.	129,210
3,300		MeadWestvaco Corp.	92,169
4,700		Temple-Inland, Inc.	201,489

			422,868

		Gas: 0.0%
6,100		Oneok, Inc.	207,644
1,700		UGI Corp.	41,854

			249,498

		Hand/ Machine Tools: 0.0%
2,300		Black & Decker Corp.	194,258

			194,258

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER MAIN STREET PORTFOLIO®
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Healthcare — Products: 1.9%
33,200		Becton Dickinson & Co.	$2,029,516
5,200		Biomet, Inc.	162,708
51,651	@	Boston Scientific Corp.	869,803
111,100		Johnson & Johnson	6,657,112
11,600		Medtronic, Inc.	545,119

			10,264,258

		Healthcare — Services: 2.5%
6,500		Aetna, Inc.	259,545
600	@	Genesis HealthCare Corp.	28,422
40,100	L	HCA, Inc.	1,730,315
100	@	Healthways, Inc.	5,264
7,900	@	Humana, Inc.	424,230
4,300	@,L	Laboratory Corp. of America Holdings	267,589
2,500	L	Manor Care, Inc.	117,300
5,000	@	Pediatrix Medical Group, Inc.	226,500
18,200		Quest Diagnostics	1,090,544
6,000	@,L	Sierra Health Services	270,180
2,500	@,L	Sunrise Senior Living, Inc.	69,125
108,309		UnitedHealth Group, Inc.	4,850,077
55,209	@	WellPoint, Inc.	4,017,559

			13,356,650

		Home Builders: 0.0%
1,600	L	Thor Industries, Inc.	77,520

			77,520

		Home Furnishings: 0.0%
1,400		Ethan Allen Interiors, Inc.	51,170
2,500	L	Furniture Brands International, Inc.	52,100

			103,270

		Household Products/ Wares: 0.0%
4,200		American Greetings	88,242

			88,242

		Housewares: 0.0%
2,900		Toro Co.	135,430

			135,430

		Insurance: 6.7%
32,800	@@	ACE Ltd	1,659,352
18,400		Aflac, Inc.	852,840
71,500		Allstate Corp.	3,913,195
97,600		American International Group, Inc.	5,763,280
3,700		AmerUs Group Co.	216,635
36,100		AON Corp.	1,257,002
4,500		Assurant, Inc.	217,800
40,900		Chubb Corp.	2,040,910
7,300		Cigna Corp.	719,123
1,942	L	Fidelity National Title Group, Inc.	38,199
60,000		Genworth Financial, Inc.	2,090,400
3,600		Hanover Insurance Group, Inc./ The	170,856
31,500		Hartford Financial Services Group, Inc.	2,664,900
1,900		Landamerica Financial Group, Inc.	122,740
31,879		Lincoln National Corp.	1,799,251
7,000		Loews Corp.	248,150
5,400	L	MBIA, Inc.	316,170
31,000	L	Metlife, Inc.	1,587,510
3,200		MGIC Investment Corp.	208,000
5,700		Old Republic International Corp.	121,809
4,400		PMI Group, Inc.	196,152
48,100		Principal Financial Group	2,676,765
12,300		Progressive Corp.	316,233
41,100	L	Prudential Financial, Inc.	3,193,470
5,100		Radian Group, Inc.	315,078
2,300		Safeco Corp.	129,605
72,300		St. Paul Cos	3,223,134
3,200		Stancorp Financial Group, Inc.	162,912
3,500		WR Berkley Corp.	119,455

			36,340,926

		Internet: 0.7%
1,500	@,L	Digital Insight Corp.	51,435
1,400	@,L	Digital River, Inc.	56,546
18,400	@,L	Earthlink, Inc.	159,344
7,300	@	Google, Inc.	3,061,109
3,400	@	Monster Worldwide, Inc.	145,044
16,200	@	TIBCO Software, Inc.	114,210
16,000	L	United Online, Inc.	192,000

			3,779,688

		Investment Companies: 0.0%
6,300		American Capital Strategies Ltd.	210,924

			210,924

		Iron/ Steel: 0.7%
14,800	@,L	AK Steel Holding Corp.	204,684
2,600		Carpenter Technology	300,300
900	@,L	Chaparral Steel Co.	64,818
48,600		Nucor Corp.	2,636,550
3,800		Reliance Steel & Aluminum Co.	315,210
1,500		Schnitzer Steel Industries, Inc.	53,220
2,800		Steel Dynamics, Inc.	184,072
3,600	L	United States Steel Corp.	252,432

			4,011,286

		Lodging: 0.4%
2,200		Choice Hotels International, Inc.	133,320
27,500	@,L	MGM Mirage	1,122,000
11,400		Starwood Hotels & Resorts	687,876

			1,943,196

		Machinery — Construction & Mining: 0.4%
30,400		Caterpillar, Inc.	2,264,192

			2,264,192

		Machinery — Diversified: 0.5%
3,200	@,L	AGCO Corp.	84,224
1,500		Applied Industrial Technologies, Inc.	36,465
1,200	L	Cummins, Inc.	146,700
4,500	@	Flowserve Corp.	256,050
1,900	L	Manitowoc Co.	84,550
26,100		Rockwell Automation, Inc.	1,879,461
1,600		Wabtec Corp.	59,840

			2,547,290

		Media: 2.5%
84,700		Clear Channel Communications, Inc.	2,621,465
16,700	@	Comcast Corp.	546,758
34,000	@	DIRECTV Group, Inc.	561,000
20,400		Gannett Co., Inc.	1,140,972
39,600		McGraw-Hill Cos, Inc.	1,989,108
51,300		News Corp., Inc.	983,934
33,200		Time Warner, Inc.	574,360
3,700	@	Viacom, Inc.	132,608
161,500		Walt Disney Co.	4,845,000

			13,395,205

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER MAIN STREET PORTFOLIO®
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Metal Fabricate/ Hardware: 0.1%
5,200		Commercial Metals Co.	$133,640
1,400	L	Kaydon Corp.	52,234
2,300	@	NS Group, Inc.	126,684
3,600	L	Quanex Corp.	155,052
4,000		Worthington Industries	83,800

			551,410

		Mining: 1.0%
40,000	L	Freeport-McMoRan Copper & Gold, Inc.	2,216,400
22,200		Phelps Dodge Corp.	1,823,952
13,000	L	Southern Copper Corp.	1,158,690

			5,199,042

		Miscellaneous Manufacturing: 5.3%
65,200		3M Co.	5,266,204
3,300		Acuity Brands, Inc.	128,403
1,200		AO Smith Corp.	55,632
1,900	@	Cooper Industries Ltd.	176,548
15,400		Danaher Corp.	990,528
28,200		Eaton Corp.	2,126,280
405,100		General Electric Co.	13,352,096
10,400		Honeywell International, Inc.	419,120
61,800		Illinois Tool Works, Inc.	2,935,500
37,800	@@	Ingersoll-Rand Co.	1,617,084
4,900	L	Leggett & Platt, Inc.	122,402
900		Parker Hannifin Corp.	69,840
5,700	L	SPX Corp.	318,915
900		Teleflex, Inc.	48,618
4,200		Trinity Industries, Inc.	169,680
34,900	@@,L	Tyco International Ltd.	959,750

			28,756,600

		Office/ Business Equipment: 0.3%
124,700	@,L	Xerox Corp.	1,734,577

			1,734,577

		Oil & Gas: 13.1%
62,400		Anadarko Petroleum Corp.	2,975,856
35,200		Apache Corp.	2,402,400
13,500	@@	Canadian Natural Resources Ltd.	746,412
139,694		ChevronTexaco Corp.	8,669,410
4,500		Cimarex Energy Co.	193,500
3,100	@	Comstock Resources, Inc.	92,566
111,345		ConocoPhillips	7,296,438
55,300		Devon Energy Corp.	3,340,673
37,000		EOG Resources, Inc.	2,565,580
330,100		Exxon Mobil Corp.	20,251,635
6,200		Frontier Oil Corp.	200,880
4,400	@,L	Grey Wolf, Inc.	33,880
46,200	L	Hess Corp.	2,441,670
2,000		Holly Corp.	96,400
1,700	@,L	KCS Energy, Inc.	50,490
47,158		Kerr-McGee Corp.	3,270,407
41,900		Marathon Oil Corp.	3,490,270
41,696		Occidental Petroleum Corp.	4,275,925
35,000	@,@@	Paramount Resources Ltd.	1,128,729
3,700	L	Pogo Producing Co.	170,570
2,400	@,L	Remington Oil & Gas Corp.	105,528
2,200	L	St. Mary Land & Exploration Co.	88,550
28,300		Sunoco, Inc.	1,960,907
2,500	@,L	Swift Energy Co.	107,325
18,800	@@	Talisman Energy, Inc.	328,070
4,900		Tesoro Petroleum Corp.	364,364
1,600	@	Unit Corp.	91,024
59,242		Valero Energy Corp.	3,940,778
3,300	L	W&T Offshore, Inc.	128,337

			70,808,574

		Oil & Gas Services: 0.7%
61,000		Schlumberger Ltd.	3,971,710
1,500	@,L	Veritas DGC, Inc.	77,370

			4,049,080

		Packaging & Containers: 0.0%
2,900		Packaging Corp. of America	63,858
7,900	@	Pactiv Corp.	195,525

			259,383

		Pharmaceuticals: 5.3%
65,000		Abbott Laboratories	2,834,650
3,200		Alpharma, Inc.	76,928
15,800	L	AmerisourceBergen Corp.	662,336
3,600	@,L	Andrx Corp.	83,484
79,900		Bristol-Myers Squibb Co.	2,066,214
49,000		Cardinal Health, Inc.	3,152,170
54,600		Caremark Rx, Inc.	2,722,902
2,700	@	Endo Pharmaceuticals Holdings, Inc.	89,046
5,300	@	Express Scripts, Inc.	380,222
15,800	@	Gilead Sciences, Inc.	934,728
17,100	@	King Pharmaceuticals, Inc.	290,700
178,600		Merck & Co., Inc.	7,204,212
5,700		Mylan Laboratories	114,000
2,100	@	NBTY, Inc.	50,211
277,200		Pfizer, Inc.	6,505,884
1,700	@,L	Sciele Pharma, Inc.	39,423
29,400		Wyeth	1,305,654

			28,512,764

		Real Estate: 0.1%
7,200	@	CB Richard Ellis Group, Inc.	179,280
2,300	L	Jones Lang LaSalle, Inc.	201,365

			380,645

		Retail: 5.0%
2,900	@	AnnTaylor Stores Corp.	125,802
6,540	@,L	Autonation, Inc.	140,218
6,100	L	Barnes & Noble, Inc.	222,650
20,150		Best Buy Co., Inc.	1,105,026
2,000	@,L	Big Lots, Inc.	34,160
1,500		Brown Shoe Co., Inc.	51,120
2,100		CBRL Group, Inc.	71,232
5,800	@	Charming Shoppes	65,192
9,500		Circuit City Stores, Inc.	258,590
3,500	L	CKE Restaurants, Inc.	58,135
38,800		Costco Wholesale Corp.	2,216,644
3,700		Darden Restaurants, Inc.	145,780
6,500		Dillard’s, Inc.	207,025
9,100	@,L	Dollar Tree Stores, Inc.	241,150
3,000		Domino’s Pizza, Inc.	74,220
2,300	@,L	Dress Barn, Inc.	58,305
7,800		Family Dollar Stores, Inc.	190,554
3,800	@,L	GameStop Corp.	159,600
90,200		Gap, Inc./ The	1,569,480
1,200		Group 1 Automotive, Inc.	67,608
59,200		Home Depot, Inc.	2,118,768
1,300	@,L	Jack in the Box, Inc.	50,960
31,000		JC Penney Co., Inc.	2,092,810
44,900		Limited Brands	1,148,991
1,200	L	Longs Drug Stores Corp.	54,744
44,300		Lowe’s Cos., Inc.	2,687,681
34,700		McDonald’s Corp.	1,165,920
4,950	L	Men’s Wearhouse, Inc.	149,985
5,700		Michaels Stores, Inc.	235,068
1,800		MSC Industrial Direct Co.	85,626
56,400		Nordstrom, Inc.	2,058,600
56,400	@	Office Depot, Inc.	2,841,014
900	@,L	Pantry, Inc.	51,786
1,300	@	Payless Shoesource, Inc.	35,321
1,700		RadioShack Corp.	23,800
30,500		Staples, Inc.	741,760

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER MAIN STREET PORTFOLIO®
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Retail (continued)
9,200		TJX Cos., Inc.	$210,312
3,000	@	Too, Inc.	115,170
51,200		Wal-Mart Stores, Inc.	2,466,304
2,500		Wendy’s International, Inc.	145,725
28,200		Yum! Brands, Inc.	1,417,614

			26,960,450

		Savings & Loans: 0.8%
8,600	L	Astoria Financial Corp.	261,870
900		Bankunited Financial Corp.	27,468
8,100	L	Golden West Financial Corp.	601,020
12,500		Hudson City Bancorp, Inc.	166,625
70,063		Washington Mutual, Inc.	3,193,472

			4,250,455

		Semiconductors: 4.1%
82,600	@	Advanced Micro Devices, Inc.	2,017,092
17,700		Analog Devices, Inc.	568,878
117,900	L	Applied Materials, Inc.	1,919,412
74,230	@	Freescale Semiconductor, Inc.	2,182,362
333,300		Intel Corp.	6,316,035
10,600		Intersil Corp.	246,450
7,700	@	Lam Research Corp.	358,974
23,500	@	LSI Logic Corp.	210,325
5,100	@	MEMC Electronic Materials, Inc.	191,250
2,800	@,L	Micrel, Inc.	28,028
99,200	L	Micron Technology, Inc.	1,493,952
35,200		National Semiconductor Corp.	839,520
31,300	@	Nvidia Corp.	666,377
6,200	@,L	Omnivision Technologies, Inc.	130,944
11,100	@,L	ON Semiconductor Corp.	65,268
156,200		Texas Instruments, Inc.	4,731,298
2,200	@,L	Zoran Corp.	53,548

			22,019,713

		Software: 4.1%
27,600	@,L	BEA Systems, Inc.	361,284
10,900	@,L	BMC Software, Inc.	260,510
500	@	CSG Systems International	12,370
5,400		Fair Isaac Corp.	196,074
83,800		First Data Corp.	3,774,352
7,600	@	Fiserv, Inc.	344,736
3,700		Global Payments, Inc.	179,635
6,800	@,L	Intuit, Inc.	410,652
537,500		Microsoft Corp.	12,523,750
1,200	@,L	MicroStrategy, Inc.	117,024
2,800		MoneyGram International, Inc.	95,060
285,700	@	Oracle Corp.	4,139,793

			22,415,240

		Telecommunications: 4.4%
56,549	L	AT&T, Inc.	1,577,152
61,300		BellSouth Corp.	2,219,060
7,100	L	CenturyTel, Inc.	263,765
285,100	@	Cisco Systems, Inc.	5,758,105
15,800	L	Citizens Communications Co.	206,190
3,800	@,L	CommScope, Inc.	119,396
3,054	@,L	Embarq Corp.	125,183
1,600	@,L	Interdigital Communications Corp.	55,856
800	@	Leap Wireless International, Inc.	37,960
168,300	@,L	Lucent Technologies, Inc.	407,286
205,900		Motorola, Inc.	4,148,885
7,900	@,L	Polycom, Inc.	173,168
44,800		Qualcomm, Inc.	1,795,136
336,800	@,L	Qwest Communications International, Inc.	2,724,712
111,887		Sprint Corp. — FON Group	2,242,531
9,900	@	Tellabs, Inc.	131,769
49,000		Verizon Communications, Inc.	1,641,010

			23,627,164

		Transportation: 1.4%
1,400		Arkansas Best Corp.	70,294
12,000		Burlington Northern Santa Fe Corp.	951,000
26,800		CSX Corp.	1,887,792
2,500	@	EGL, Inc.	125,500
20,300		FedEx Corp.	2,372,258
3,500		Laidlaw International, Inc.	88,200
1,800		Norfolk Southern Corp.	95,796
2,900	@@,L	OMI Corp.	62,785
3,000		Ryder System, Inc.	175,290
21,600		United Parcel Service, Inc.	1,778,581

			7,607,496

		Total Common Stock (Cost $503,709,494)	536,049,251

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 8.8%
	U.S. Government Agency Obligations: 0.4%
$1,941,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$1,940,240

	Total U.S. Government Agency Obligations (Cost $1,940,240)	1,940,240

	Securities Lending CollateralCC: 8.4%
45,638,373	The Bank of New York Institutional Cash Reserves Fund	45,638,373

	Total Securities Lending Collateral (Cost $45,638,373)	45,638,373

	Total Short-Term Investments (Cost $47,578,613)	47,578,613

Total Investments In Securities (Cost $551,288,107)*	107.7%	$583,627,864
Other Assets and Liabilities-Net	(7.7)	(41,690,010)

Net Assets	100.0%	$541,937,854

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.

*	Cost for federal income tax purposes is $553,468,299. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$44,983,634
Gross Unrealized Depreciation	(14,824,069)

Net Unrealized Appreciation	$30,159,565

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation

as of June 30, 2006
(as a percent of net assets)

Corporate Bonds/ Notes	4.3%

U.S. Government Agency Obligations	54.8%

U.S. Treasury Obligations	3.9%

Asset-Backed Securities	0.6%

Collateralized Mortgage Obligations	8.5%

Municipal Bonds	1.6%

Other Bonds	17.3%

Options	0.0%

Commercial Paper	19.7%

Other Assets and Liabilities, Net*	(10.7)%

Total	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value

CORPORATE BONDS/ NOTES: 4.3%
		Aerospace/ Defense: 0.2%
1,900,000	@@,#, C,S	BAE Systems Holdings, Inc., 5.570%, due 08/15/08	$1,903,925

			1,903,925

		Agriculture: 0.1%
1,200,000	#,C	Reynolds American, Inc., 7.625%, due 06/01/16	1,179,000

			1,179,000

		Airlines: 0.1%
1,550,000		Continental Airlines, Inc., 7.056%, due 09/15/09	1,582,534
215,525	C,I	United Airlines, Inc., 9.350%, due 04/07/16	60,482

			1,643,016

		Auto Manufacturers: 0.3%
400,000,000	@@	Toyota Credit Canada, Inc., 0.560%, due 05/24/07	3,492,254

			3,492,254

		Banks: 0.1%
1,500,000	@@,#, C	Resona Bank Ltd., 5.850%, due 09/29/49	1,398,089

			1,398,089

		Chemicals: 0.2%
394,000	@@,I	SigmaKalon Group BV, 5.491%, due 06/30/12	503,993
535,814	@@,I	SigmaKalon Group BV, 5.522%, due 09/19/12	691,729
582,178	@@,I	SigmaKalon Group BV, 6.022%, due 09/19/13	755,409
364,186	@@,I	Sigmakalon, 5.522%, due 09/19/12	459,313
317,822	@@,I	Sigmakalon, 6.022%, due 09/19/13	412,392

			2,822,836

		Diversified Financial Services: 0.3%
1,400,000	S	CIT Group, Inc., 7.750%, due 04/02/12	1,519,410
900,000	S	Citigroup, Inc., 5.625%, due 08/27/12	890,360
600,000		Ford Motor Credit Co., 7.375%, due 02/01/11	537,752
60,000,000		General Electric Capital Corp., 1.400%, due 11/02/06	526,135
600,000	C	Morgan Stanley, 5.300%, due 03/01/13	581,153

			4,054,810

		Electric: 0.6%
1,000,000	C,S	Entergy Gulf States, Inc., 3.600%, due 06/01/08	955,773
3,300,000	C,S	Midwest Generation LLC, 8.300%, due 07/02/09	3,351,563
2,800,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	2,737,000

			7,044,336

		Food: 0.1%
497,500	I	Roundy’s Inc., 7.870%, due 11/01/11	501,283
500,000	I	Roundy’s, Inc., 8.170%, due 10/27/11	503,802

			1,005,085

		Forest Products & Paper: 0.2%
119,273	@@	Kappa-Jefferson Corp., 5.413%, due 11/29/13	153,351
231,919	@@	Kappa-Jefferson Corp., 5.463%, due 11/29/13	298,480
134,552	@@	Kappa-Jefferson Corp., 5.466%, due 11/29/13	172,996
178,909	@@	Kappa-Jefferson Corp., 5.562%, due 11/29/13	230,026
435,346	@@	Kappa-Jefferson Corp., 5.741%, due 11/29/13	560,291
119,273	@@	Kappa-Jefferson Corp., 5.800%, due 11/29/13	153,351
231,919	@@	Kappa-Jefferson Corp., 5.963%, due 11/29/14	299,216
134,552	@@	Kappa-Jefferson Corp., 5.966%, due 11/29/13	172,996
435,346	@@	Kappa-Jefferson Corp., 6.241%, due 11/29/14	561,672
178,909	@@	Kappa-Jefferson Corp., 6.606%, due 11/29/13	230,026

			2,832,405

		Healthcare — Services: 0.2%
2,390,000	C	HCA, Inc., 5.250%, due 11/06/08	2,338,954

			2,338,954

		Holding Companies — Diversified: 0.3%
1,150,000	@@,I	Nordic Telephone Co. APS, 0.000%, due 11/30/13	1,486,828
1,150,000	@@,I	Nordic Telephone Co. APS, 9.405%, due 11/30/14	1,492,742

			2,979,570

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Investment Companies: 0.3%
1,300,000	@@,I	Wind Acquisitions, 0.000%, due 06/17/13	$1,669,001
1,300,000	@@,I	Wind Acquisitions, 0.000%, due 06/17/14	1,677,315

			3,346,316

		Media: 0.3%
1,000,000	I	Charter Communications Holdings LLC, 7.755%, due 04/25/13	1,003,493
1,050,000	@@	UPC Broadband Holding BV, 5.507%, due 03/31/13	1,342,342
1,050,000	@@	UPC Broadband Holding BV, 5.509%, due 12/31/13	1,342,858

			3,688,693

		Oil & Gas: 0.4%
500,000	@@,C, S	Conoco Funding Co., 6.350%, due 10/15/11	514,984
1,400,000	@@	Pemex Project Funding Master Trust, 7.375%, due 12/15/14	1,448,300
2,200,000	@@,L	Pemex Project Funding Master Trust, 8.625%, due 02/01/22	2,465,100
350,000		Pemex Project Funding Master Trust, 9.250%, due 03/30/18	406,875

			4,835,259

		Pipelines: 0.3%
875,000	L	El Paso Corp., 7.750%, due 01/15/32	856,406
150,000	#,C	El Paso Corp., 7.750%, due 06/15/10	153,000
925,000	C,S	El Paso Corp., 7.800%, due 08/01/31	903,031
1,300,000	#,S	Williams Cos, Inc., 6.375%, due 10/01/10	1,274,000

			3,186,437

		Telecommunications: 0.3%
450,000	C	AT&T Corp., 7.300%, due 11/15/11	478,219
200,000	C,L	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	197,500
600,000	C	Qwest Communications International, Inc., 7.500%, due 02/15/14	588,000
950,000	C	Qwest Corp., 8.875%, due 03/15/12	1,007,000
1,900,000	C,S	SBC Communications, Inc., 4.125%, due 09/15/09	1,806,433

			4,077,152

		Total Corporate Bond (Cost $51,522,404)	51,828,137

U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.8%
		Agency Collateral CMO: 0.5%
852,204	C	5.000%, due 09/15/16	843,392
3,612,124	C	5.211%, due 10/25/44	3,637,054
141,509	C	5.719%, due 12/15/29	142,130
424,454		5.823%, due 03/25/17	429,100
539,927		6.223%, due 04/25/32	553,275
129,374	C	8.250%, due 08/15/21	129,410

			5,734,361

		Agency Collateral PAC CMO: 2.8%
1,541,499	C,S	2.750%, due 02/15/12	1,535,054
934,730	C	3.500%, due 03/15/10	933,035
5,252,149	C	3.500%, due 05/15/19	5,171,755
339,905	C	3.500%, due 07/15/32	316,895
1,745,723	C	4.000%, due 06/15/22	1,714,019
1,845,194	S	4.000%, due 08/25/09	1,836,870
2,212,743	C	5.000%, due 05/15/18	2,206,951
21,082,245	C	5.000%, due 12/15/23	20,830,432
29,063	C	5.500%, due 07/15/31	29,029

			34,574,040

		Federal Government Loan Mortgage Corporation: 2.2%
962,893		5.000%, due 08/01/35	900,247
1,437,743		5.000%, due 09/01/35	1,344,203
1,381,804		5.500%, due 03/01/23	1,345,808
8,451,893		5.500%, due 05/01/35	8,125,891
302,183	S	5.500%, due 07/01/07	302,091
2,500,000	W	5.500%, due 07/15/34	2,401,563
3,084,155		5.500%, due 09/01/19	3,028,953
1,868,227		6.000%, due 01/01/22	1,863,280
2,337,552		6.000%, due 03/01/22	2,330,046
5,494,720		6.000%, due 10/01/22	5,477,077
56,695		6.500%, due 07/01/19	57,483

			27,176,642

		Federal Home Loan Mortgage Corporation: 2.0%
20,648,903		4.714%, due 06/01/35	20,761,403
213,613		5.917%, due 11/01/31	211,911
93,522	S	6.176%, due 06/01/24	95,393
3,064,330	S	6.270%, due 01/01/29	3,148,171

			24,216,878

		Federal National Mortgage Association: 47.0%
11,631,746		3.851%, due 10/01/33	11,317,470
12,589,196		4.192%, due 11/01/34	12,342,615
3,768,962		4.567%, due 08/01/35	3,726,079
8,933,562		4.656%, due 10/01/35	8,810,325
4,775,612		4.669%, due 10/01/35	4,704,502
4,824,412		4.709%, due 10/01/35	4,748,620
3,350,872		4.842%, due 02/01/34	3,261,937
137,291		4.943%, due 05/01/36	137,465
4,589,320	S	4.995%, due 09/01/34	4,477,879
50,402		5.000%, due 01/01/19	48,667
664,532		5.000%, due 02/01/19	641,525
887,507		5.000%, due 02/01/20	855,302
508,772		5.000%, due 04/01/20	490,310
217,282		5.000%, due 05/01/18	209,801
160,336		5.000%, due 07/01/19	154,709
451,691		5.000%, due 07/01/35	422,642
82,000,000	W	5.000%, due 07/18/21	78,976,250
4,100,000	C,S	5.000%, due 07/29/19	3,839,051
560,989		5.000%, due 08/01/19	541,300
23,021,122		5.000%, due 08/01/20	22,185,731
4,498,590		5.000%, due 08/01/35	4,209,275
1,398,688		5.000%, due 09/01/20	1,347,933
160,974		5.000%, due 09/01/35	150,622
864,632		5.000%, due 10/01/19	834,286
7,838,627		5.000%, due 10/01/20	7,554,178
765,159		5.000%, due 11/01/19	738,304
3,741,563		5.000%, due 11/01/20	3,605,789
1,021,227		5.000%, due 12/01/18	986,065
2,638,393		5.000%, due 12/01/19	2,545,795
1,712,196		5.342%, due 08/01/42	1,722,059
2,802,870		5.343%, due 10/01/44	2,803,123
147,817		5.500%, due 01/01/14	145,416
198,900		5.500%, due 01/01/18	195,670
178,004		5.500%, due 01/01/32	171,801
1,358,067		5.500%, due 01/01/33	1,310,698
1,353,836		5.500%, due 01/01/34	1,305,045
4,886,769		5.500%, due 01/01/35	4,705,387
2,933,294		5.500%, due 02/01/24	2,856,746
9,060,869		5.500%, due 02/01/33	8,743,954

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Federal National Mortgage Association (continued)
56,730,384	S	5.500%, due 02/01/35	$54,646,774
220,223		5.500%, due 03/01/17	216,647
22,193,943	S	5.500%, due 03/01/35	21,359,209
19,960		5.500%, due 04/01/33	19,262
4,499,827		5.500%, due 04/01/35	4,332,729
6,862,577	S	5.500%, due 05/01/33	6,622,475
1,033,631		5.500%, due 05/01/35	993,821
28,609		5.500%, due 06/01/16	28,140
2,069,889		5.500%, due 06/01/23	2,015,873
11,183,426		5.500%, due 06/01/35	10,752,694
17,228,149	S	5.500%, due 07/01/35	16,566,530
711,619	S,W	5.500%, due 07/01/35	684,211
136,100,000		5.500%, due 07/15/34	130,741,063
31,767,540	S	5.500%, due 08/01/35	30,544,009
13,128,686	S	5.500%, due 09/01/34	12,647,716
42,615,621	S	5.500%, due 09/01/35	40,974,275
593,837		5.500%, due 10/01/32	573,144
1,789,615		5.500%, due 10/01/33	1,727,001
1,160,692		5.500%, due 11/01/33	1,120,083
6,185,409	S	5.500%, due 11/01/34	5,958,805
126,998		5.500%, due 12/01/14	124,904
10,176,821	S	5.500%, due 12/01/33	9,820,763
1,998,359	S	5.500%, due 12/01/34	1,925,149
1,058,179		5.839%, due 12/01/36	1,052,995
1,299,546	S	6.000%, due 01/01/23	1,294,946
5,613,791	S	6.000%, due 06/01/22	5,593,921
645,226		6.000%, due 09/01/22	642,942
659,545		6.000%, due 10/01/22	657,211
81,270		6.500%, due 02/01/17	82,470
14,236		6.500%, due 03/01/17	14,447
177,436		6.500%, due 04/01/17	180,064
1,076		6.500%, due 06/01/29	1,087
142,691		6.500%, due 09/01/16	144,793
11,119		6.500%, due 11/01/15	11,282

			571,895,761

		Government National Mortgage Association: 0.3%
410,573		4.375%, due 04/20/30	411,614
466,668		4.375%, due 05/20/29	461,796
667,582		4.750%, due 08/20/27	669,568
839,012		5.125%, due 10/20/29	833,648
645,041		5.375%, due 01/20/27	643,197

			3,019,823

		Total U.S. Government Agency Obligation (Cost $682,165,866)	666,617,510

U.S. TREASURY OBLIGATIONS: 3.9%
		U.S. Treasury Bond: 3.0%
4,400,000	L	6.250%, due 08/15/23	4,854,098
19,600,000	L	6.625%, due 02/15/27	22,827,885
1,400,000	L	7.250%, due 08/15/22	1,689,516
5,400,000	S,L	8.875%, due 08/15/17	7,048,269

			36,419,768

		U.S. Treasury Bill:
5,160,000		4.805%, due 09/14/06	5,110,516

			5,110,516

		U.S. Treasury Inflation-Indexed Bond: 0.5%
6,100,000	S,L	1.875%, due 07/15/13	6,431,215

			6,431,215

		Total U.S. Treasury Obligation (Cost $49,234,030)	47,961,497

ASSET-BACKED SECURITIES: 0.6%
		Automobile Asset Backed Securities: 0.0%
275,873	C	Daimler Chrysler Auto Trust, 3.750%, due 12/08/07	275,637

			275,637

		Home Equity Asset Backed Securities: 0.6%
1,601,020	C,S	ACE Securities Corp., 5.433%, due 10/25/35	1,602,325
123,109	C,S	Advanta Mortgage Loan Trust, 5.698%, due 11/25/29	123,273
2,822,748	C	Argent Securities, Inc., 5.423%, due 11/25/35	2,824,974
2,238,821	C	Argent Securities, Inc., 5.443%, due 10/25/35	2,240,483
324,036	C	Renaissance Home Equity Loan Trust, 5.763%, due 08/25/33	325,255
252,120	C	Residential Asset Securities Corp., 5.413%, due 04/25/35	252,305

			7,368,615

		Total Asset-Backed Security (Cost $7,637,900)	7,644,253

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.5%
		Agency Collateral CMO: 0.6%
7,322,745		FHLMC Structured Pass Through Securities, 5.411%, due 07/25/44	7,301,416

			7,301,416

		Agency Collateral PAC CMO: 0.1%
786,939		Fannie Mae, 3.500%, due 04/25/17	779,747

			779,747

		Commercial Mortgage Backed Securities: 0.3%
4,200,000	#,S	Commercial Mortgage Pass Through Certificates, 5.549%, due 03/15/20	4,203,236
134,580	#,S	CS First Boston Mortgage Securities Corp., 5.873%, due 08/25/33	134,664

			4,337,900

		Federal Housing Administration: 0.0%
549,752		Federal Housing Administration, 8.175%, due 03/01/27	553,875

			553,875

		Whole Loan Collateral CMO: 6.9%
3,087,371		Adjustable Rate Mortgage Trust, 4.604%, due 05/25/35	3,015,040
3,955,562		American Home Mortgage Investment Trust, 4.390%, due 02/25/45	3,817,784
5,100,000		American Home Mortgage Investment Trust, 4.550%, due 02/25/44	4,886,369
4,478,918	S	Banc of America Funding Corp., 4.115%, due 05/25/35	4,318,365
2,037,923		Banc of America Mortgage Securities, 5.000%, due 05/25/34	1,987,161

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Whole Loan Collateral CMO (continued)
4,394,978		Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	$4,313,957
2,969,821	S	Bear Stearns Alt-A Trust, 5.406%, due 05/25/35	2,938,881
7,295,227	I	Countrywide Alternative Loan Trust, 0.000%, due 05/25/35	21,296
9,239,137		Countrywide Alternative Loan Trust, 5.588%, due 11/20/35	9,257,609
2,354,268	#,S	Countrywide Home Loan Mortgage Pass Through Trust, 5.643%, due 03/25/35	2,365,218
7,251,331		Countrywide Home Loan Mortgage Pass Through Trust, 5.663%, due 06/25/35	7,248,541
748,655	S	CS First Boston Mortgage Securities Corp., 5.750%, due 09/22/17	731,319
2,855,660		Downey Savings & Loan Association Mortgage Loan Trust, 6.345%, due 07/19/44	2,892,198
82,718,352		First Horizon Alternative Mortgage Securities, 0.010%, due 01/25/36	81,138
2,221,986		First Horizon Alternative Mortgage Securities, 4.478%, due 03/25/35	2,182,327
2,032,138		GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	2,000,284
4,496,421		GSR Mortgage Loan Trust, 4.540%, due 09/25/35	4,377,342
126,984		GSR Mortgage Loan Trust, 6.000%, due 03/25/32	123,896
5,400,000		Lehman XS Trust, 5.403%, due 07/25/46	5,408,464
118,576	#	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	120,947
267,799		Sequoia Mortgage Trust, 5.728%, due 07/20/33	269,100
5,695,144		Structured Asset Mortgage Investments, Inc., 5.543%, due 05/25/36	5,703,686
1,272,153		Structured Asset Mortgage Investments, Inc., 5.920%, due 03/25/32	1,268,740
553,449		Washington Mutual, Inc., 5.009%, due 02/27/34	546,447
164,599		Washington Mutual, Inc., 5.121%, due 10/25/32	163,385
433,084		Washington Mutual, Inc., 5.410%, due 08/25/42	432,936
448,956		Washington Mutual, Inc., 5.543%, due 06/25/42	450,116
3,365,782	S	Washington Mutual, Inc., 5.593%, due 12/25/27	3,366,215
2,299,279		Washington Mutual, Inc., 5.633%, due 01/25/45	2,311,665
1,217,083		Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 12/25/34	1,180,681
5,900,000		Wells Fargo Mortgage Backed Securities Trust, 4.319%, due 07/25/35	5,713,355

			83,494,462

		Whole Loan Collateral PAC: 0.6%
7,366		Residential Accredit Loans, Inc., 5.500%, due 06/25/17	7,347
1,102,324	S	Residential Accredit Loans, Inc., 5.723%, due 03/25/33	1,105,589
872,767		Residential Asset Securitization Trust, 5.723%, due 05/25/33	876,513
5,092,773		Structured Asset Securities Corp., 5.000%, due 12/25/34	5,022,322

			7,011,771

		Total Collateralized Mortgage Obligation (Cost $104,687,833)	103,479,171

MUNICIPAL BONDS: 1.6%
		Municipal: 1.6%
865,000	C,S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	922,972
1,700,000	C,S	Chicago Housing Authority/ IL, 5.375%, due 07/01/18	1,825,205
1,860,000	C,S	City of Chicago, IL, 6.170%, due 01/01/34	1,898,948
1,115,000	C,S	City of Chicago, IL, 6.170%, due 01/01/35	1,142,764
1,300,000	C	Golden State Tobacco Securitization Corp., 6.250%, due 06/01/33	1,417,546
800,000	C	IPS Multi-School Building Corp., 5.000%, due 07/15/25	817,088
300,000	C	Kettering City School District, 5.000%, due 12/01/30	306,312
1,557,500	C	Lower Colorado River Authority, 6.170%, due 05/15/33	1,608,212
315,000	C	New York City Municipal Water Finance Authority, 6.190%, due 06/15/34	323,833
1,150,000	C	New York City Municipal Water Finance Authority, 6.358%, due 06/15/38	1,183,051
500,000	C	State of Georgia, 6.170%, due 05/01/20	552,470
2,300,000	C	State of Texas,4.75%, due 04/01/35	2,233,116
1,740,000	C	Tobacco Settlement Financing Corp., 6.000%, due 06/01/37	1,832,429
300,000	C	Tobacco Settlement Financing Corp., 6.750%, due 06/01/39	333,639
870,000	C	Tobacco Settlement Financing Corp./ LA, 5.875%, due 05/15/39	909,994
2,300,000	C	Tobacco Settlement Financing Corp./ VA, 5.625%, due 06/01/37	2,368,839

			19,676,418

		Total Municipal Bond (Cost $18,853,051)	19,676,418

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

OTHER BONDS: 17.3%
		Foreign Government Bonds: 17.3%
47,560,000	@@	Belgium Treasury Bill, 2.510%, due 07/13/06	$60,777,954
2,723,000	@@,L	Brazilian Government International Bond, 8.000%, due 01/15/18	2,870,314
3,900,000	@@	Deutsche Bundesrepublik, 4.250%, due 01/04/14	5,069,042
21,800,000	@@	Deutsche Bundesrepublik, 4.250%, due 07/04/14	28,361,080
1,150,000,000	@@	Development Bank of Japan, 2.875%, due 12/20/06	10,172,325
2,400,000	@@,#	Export-Import Bank of China, 4.875%, due 07/21/15	2,228,021
5,190,000	@@	France Treasury Bill, 2.480%, due 07/20/06	6,629,130
39,240,000	@@	French T-Bill, 3.070%, due 12/21/06	49,471,717
18,410,000	@@	German Treasury Bill, 2.870%, due 09/13/06	23,410,819
1,700,000	@@,#, S	Hong Kong Government Bond, 5.125%, due 08/01/14	1,627,968
300,000,000	@@,L	Italy Government Bond, 3.800%, due 03/27/08	2,756,448
500,000	@@	Italy Government Bond, 5.000%, due 05/01/08	655,756
572,000,000	@@,L	Italy Government International Bond, 0.375%, due 10/10/06	5,000,703
340,000,000	@@	Japan Bank for International Cooperation/ Japan, 0.350%, due 03/19/08	2,954,485
1,000,000	@@	Mexico Government Bond, 0.000%, due 06/30/07	265
472,000	@@	Mexico Government Bond, 6.375%, due 01/16/13	474,360
1,000,000	@@	Mexico Government Bond, 8.000%, due 09/24/22	1,117,500
75,000	@@	Mexico Government Bond, 8.125%, due 12/30/19	84,938
900,000	@@	Mexico Government Bond, 8.300%, due 08/15/31	1,041,750
750,000	@@,L	Panama Government Bond, 8.875%, due 09/30/27	853,125
1,634,000	@@,L	Panama Government International Bond, 6.700%, due 01/26/36	1,503,280
550,000	@@,L	Peru Government Bond, 9.125%, due 01/15/08	574,750
622,222	@@	Russia Government Bond, 8.250%, due 03/31/10	647,796
180,000	@@	South Africa Government Bond, 6.500%, due 06/02/14	180,000
975,000	@@	South Africa Government Bond, 9.125%, due 05/19/09	1,048,125
100,000	@@	Ukraine Government Bond, 6.875%, due 03/04/11	98,000
200,000	@@,L	Ukraine Government Bond, 7.650%, due 06/11/13	201,500

			209,811,151

		Total Foreign Government Bonds (Cost $204,189,873)	209,811,151

# of	Notional
Contracts	Amount		Value in $

OPTIONS: 0.0%
900		American Style Put Option CME Eurodollar Future Strike @ 91.75* Exp 12/18/2006	$—
2,850		American Style Put Option CME Eurodollar Future Strike @ 91.25* Exp 06/18/2007	—
165		US Treasury Bond Future 9/06 Strike @ 108* Exp 08/25/2006	97,969
165		American Style Put Option CBOT US Treasury Bond Future 9/06 Strike @ 103* Exp 08/25/2006	30,938
I	500,000 USD	European Style Put Swaption OTC 3 Month Libor — Fund Receives Floating Strike @ 6.25%* Exp 04/27/2009	21,228
I	500,000 USD	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 5.75%* Exp 04/27/2009	29,112
I	47,800,000 USD	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 5.08%* Exp 04/19/2007	69,119
I	9,100,000 USD	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 4.50%* Exp 10/04/2006	—
I	16,400,000 USD	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 4.50%* Exp 10/04/2006	—
I	36,900,000 USD	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 4.50%* Exp 10/18/2006	37
I	68,000,000 USD	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 5.25%* Exp 06/07/2007	186,659
I	48,500,000 USD	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 4.75%* Exp 08/08/2006	—

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

# of	Notional
Contracts	Amount		Value in $

I	12,300,000 USD	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 5.13%* Exp 10/25/2006	$3,690
I	40,200,000 USD	European Style Call Swaption OTC 3 Month Libor — Fund Pays Floating Strike @ 4.73%* Exp 02/01/2007	7,517

		Total Options Purchased (Cost $1,469,274)	446,269

		Total Long-Term Investments (Cost $1,119,784,126)	$1,107,464,407

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 24.0%
	Commercial Paper: 19.7%
$1,300,000	Abbey National, 5.18% 08/31/2006	$1,288,664
10,900,000	Danske Corp., 4.955% 07/20/2006	10,870,481
1,700,000	Danske Corp., 5.08% 08/24/2006	1,686,680
23,900,000	Danske Corp., 5.28 07/17/06	23,840,409
32,500,000	Dexia, 5.02% 08/01/2006	32,355,081
51,200,000	Fannie Mae Discount Notes, 4.94%, due 08/02/06	50,977,995
4,000,000	Federal Home Loan Bank Discount Notes, 4.93%, due 08/02/06	3,982,656
11,100,000	Federal Home Loan Bank Discount Notes, 5.14%, due 07/14/06	11,077,813
32,900,000	Fortis, 5.06% 07/06/2006	32,872,254
35,400,000	Societe Generale, 5.04% 08/08/2006	35,204,529
1,300,000	Societe Generale, 5.055% 8/15/2006	1,291,452
800,000	UBS Finance, 4.93% 07/13/2006	798,593
33,300,000	UBS Finance, 5.25% 08/08/2006	33,110,605

	Total Commercial Paper (Cost $239,357,213)	239,357,213

	Securities Lending Collateral:CC 4.3%
	The Bank of New York Institutional Cash Reserves Fund	51,912,610

	Total Securities Lending Collateral (Cost $51,912,610)	51,912,610

	Total Short-Term Investments (Cost $291,269,823)	291,269,823

Total Investments in Securities (Cost $1,411,053,949)*	115.0%	$1,398,734,230
Other Assets and Liabilities-Net	(15.0)	(182,338,232)

Net Assets	100.0%	$1,216,395,998

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid Security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $1,412,333,579. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$8,198,475
Gross Unrealized Depreciation	(21,797,824)

Net Unrealized Depreciation	$(13,599,349)

At June 30, 2006 the following forward currency contracts were outstanding for the PIMCO Core Bond Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Yuan Renminbi CNY 23932000	Buy	3/16/07	3,100,000	3,049,711	(50,289)
EURO EUR 8135000	Buy	7/20/06	10,233,163	10,420,548	187,385
British Pound Sterling GBP 253000	Buy	7/27/06	466,379	468,140	1,761
Japanese Yen JPY 50926000	Buy	8/15/06	464,552	448,068	(16,483)

					$122,374

Yuan Renminbi CNY 23932000	Sell	3/16/07	3,086,208	3,049,711	36,497
EURO EUR 5183000	Sell	7/31/06	6,429,952	6,644,535	(214,583)
EURO EUR 91867000	Sell	7/31/06	115,164,287	117,772,230	(2,607,943)
EURO EUR 38534000	Sell	7/31/06	49,357,507	49,400,058	(42,551)
EURO EUR 4019000	Sell	7/31/06	5,168,133	5,152,303	15,830
Japanese Yen JPY 60000000	Sell	8/15/06	539,088	527,905	11,183
EURO EUR 14372000	Sell	9/29/06	18,233,584	18,496,024	(262,440)
British Pound Sterling GBP 150000	Sell	7/27/06	272,750	277,553	(4,804)
British Pound Sterling GBP 86000	Sell	7/27/06	155,825	159,130	(3,305)
British Pound Sterling GBP 419000	Sell	7/27/06	775,066	775,299	(232)

					$(3,072,348)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Information concerning open futures contracts for the ING PIMCO Core Bond Portfolio at June 30, 2006 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain/(Loss)

90 Day Eurodollar Future	1230	$290,679,750	09/17/06	$(465,343)
90 Day Eurodollar Future	1173	277,267,875	03/17/08	(275,300)
90 Day Eurodollar Future	1173	277,253,213	12/17/07	(319,287)
90 Day Eurodollar Future	701	165,444,763	12/18/06	(1,467,868)
Eurodollar Future	205	48,400,500	03/19/07	(385,104)
Eurodollar Future	1230	290,556,750	06/18/07	(575,059)
Euro Bund Future	257	37,907,525	09/07/06	(388,447)
Euro Bund Future	48	6,698,745	09/07/06	(35,200)
Japanese 10 Year Bond	3	3,451,153	09/08/06	(21,467)
U.S. 5 Year Treasury Note Future	211	21,818,719	09/29/06	(32,375)
U.S. 10 Year Treasury Note Future	998	104,649,661	09/20/06	(547,253)
U.S. 1 Year Treasury Note Future	106	11,305,563	09/20/06	(139,125)

				$(4,651,828)

The following short positions were held by the ING PIMCO Core Bond Portfolio at June 30, 2006:

Principal
Amount	Descriptions	Market Value

$(1,400,000)	Federal National Mortgage Association, 5.000%, due 07/15/35	$(1,309,000)
(15,000,000)	United States Treasury Note, 3.000%, due 11/15/07	(14,568,165)
(33,700,000)	United States Treasury Note, 3.250%, due 08/15/07	(32,982,560)
(16,000,000)	United States Treasury Note, 3.625%, due 05/15/13	(14,640,640)
(9,800,000)	United States Treasury Note, 4.750%, due 05/15/14	(9,563,046)

	Total Short Positions (Proceeds $73,292,560)	$(73,063,411)

Written Options Outstanding on June 30, 2006

				Premium
	Exercise	Expiration	# of	Net of
Description/Name of Issuer	Price	Date	Contracts	Commissions	Value

Call — US 10-Year Treasury Note Future 9/06	106	8/25/06	280	$165,340	$(74,377)
Put — US 10-Year Treasury Note Future 9/06	103	8/25/06	280	95,340	(39,376)

				$260,680	$(113,753)

						Premium
Description/Name of		Exercise		Expiration	Notional	Net of
Issuer	Counterparty	Rate		Date	Amount	Commissions	Value

Call — OTC Interest Rate Swap	Royal Bank of Scotland PLC	5.22%	*	4/19/2007	$20,800,000	$164,346	$(90,771)
Call — OTC Interest Rate Swap	Merrill Lynch Capital Services, Inc.	4.54%	*	10/4/2006	3,900,000	46,545	(4)
Call — OTC Interest Rate Swap	Citibank N.A., New York	4.54%	*	10/4/2006	7,000,000	82,038	(7)
Call — OTC Interest Rate Swap	JPMorgan Chase Bank, N.A.	4.56%	*	10/18/2006	15,900,000	158,603	(80)
Call — OTC Interest Rate Swap	Merrill Lynch Capital Services, Inc.	4.78%	*	8/8/2006	20,900,000	196,983	—
Call — OTC Interest Rate Swap	Wachovia Bank, N.A.	4.78%	*	2/1/2007	17,300,000	141,860	(8,806)
Call — OTC Credit Default Swap	Morgan Stanley & Co. Intl Ltd	0.45%	**	6/20/2008	4,000,000	21,360	(21,499)
Call — OTC Interest Rate Swap	Wachovia Bank, N.A.	5.21%	*	10/25/2006	5,300,000	20,738	(5,804)
Call — OTC Interest Rate Swap	Royal Bank of Scotland PLC	5.34%	*	6/7/2007	29,000,000	294,930	(198,736)

						$1,127,403	$(325,707)

*	The Fund will receive a floating rate based on 3-month USD-LIBOR

**	The Fund will pay fixed — Underlying is a credit default swap. Reference Entity: British Telecommunications Public Limited Company 7.125% due 2/15/2011

PIMCO Core Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2006:

						Unrealized
	Reference	Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Entity/Obligation	Protection	Fixed Rate	Date	Amount	(Depreciation)

Morgan Stanley Capital Services Inc.	Allstate Corporation (The) 6.125% due 2/15/2012	Buy	(0.26)%	12/20/08	$1,800,000	$(3,790)
Merrill Lynch International	Ingersoll-Rand Company 6.48% due 6/1/2025	Buy	(0.32)%	12/20/08	800,000	(4,710)
Lehman Brothers Special Financing Inc.	Wal-Mart Stores, Inc. 6.875% due 8/10/2009	Buy	(0.14)%	12/20/08	2,300,000	(4,289)
Morgan Stanley Capital Services Inc.	Emerson Electric Co. 4.625% due 10/15/2012	Buy	(0.21)%	12/20/08	1,100,000	(3,168)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

							Unrealized
	Reference		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Entity/Obligation		Protection	Fixed Rate	Date	Amount	(Depreciation)

Barclays Bank PLC	Eli Lilly & Co Inc 6% due 3/15/2012		Buy	(0.16)%	12/20/08	$1,500,000	$(3,734)
Barclays Bank PLC	Fedex Corporation 7.25% due 2/15/2011		Buy	(0.29)%	12/20/08	1,100,000	(5,906)
Lehman Brothers Special Financing Inc.	Johnson & Johnson 3.80% due 5/15/2013		Buy	(0.11)%	12/20/08	1,500,000	(3,036)
Lehman Brothers Special Financing Inc.	The Home Depot, Inc. 5.375% due 4/1/2006		Buy	(0.12)%	12/20/08	1,500,000	(2,224)
Lehman Brothers Special Financing Inc.	Whirlpool Corporation 8.60% due 5/1/2010		Buy	(0.29)%	12/20/08	700,000	(892)
Citibank N.A. New York	Eaton Corporation 5.75% due 7/15/2012		Buy	(0.28)%	12/20/08	1,400,000	(6,269)
Merrill Lynch International	Gannett Co., Inc. 6.375% due 4/1/2012		Buy	(0.22)%	12/20/08	400,000	(969)
Citibank, N.A. New York	Wal-Mart Stores, Inc. 6.875% due 8/10/2009		Buy	(0.14)%	12/20/08	200,000	(373)
Lehman Brothers Special Financing Inc.	Costco Wholesale Corporation 5.50% due 3/15/2007		Buy	(0.24)%	12/20/08	300,000	(1,051)
Lehman Brothers Special Financing Inc.	Masco Corporation 5.875% 7/15/2012		Buy	(0.30)%	12/20/08	700,000	(1,433)
Lehman Brothers Special Financing Inc.	RadioShack Corporation 7.375% 5/15/2011	I	Buy	(0.35)%	12/20/08	700,000	3,085
Barclays Bank PLC	Walt Disney Company (The) 6.375% due 3/1/2012		Buy	(0.67)%	12/20/08	900,000	(12,167)
Lehman Brothers Special Financing Inc.	Northrop Grumman Corporation 7.125% 2/15/2011		Buy	(0.48)%	12/20/08	600,000	(5,251)
Lehman Brothers Special Financing Inc.	Lockheed Martin Corporation 8.20% due 12/1/2009		Buy	(0.53)%	12/20/08	600,000	(5,874)
Lehman Brothers Special Financing Inc.	Goodrich Corporation 7.625% due 12/15/2012		Buy	(0.97)%	12/20/08	600,000	(11,321)
ABN AMRO Bank N.V., London	Carnival Corporation 6.15% due 4/15/2008		Buy	(0.48)%	12/20/08	100,000	(840)
Credit Suisse First Boston Intl	Goodrich Corporation 7.625% due 12/15/2012		Buy	(0.90)%	12/20/08	300,000	(5,172)
Credit Suisse First Boston Intl	Walt Disney Company (The) 6.375% due 3/1/2012		Buy	(0.53)%	12/20/08	300,000	(3,077)
Credit Suisse First Boston Intl	Wal-Mart Stores, Inc. 4.55% due 5/1/2013		Buy	(0.15)%	12/20/08	300,000	(629)
Credit Suisse First Boston Intl	Federated Dept Stores, Inc. 6.625% due 4/1/2011		Buy	(0.41)%	12/20/08	300,000	(1,331)
JPMorgan Chase Bank	Capital One Financial Corporation 8.75% due 2/1/2007		Buy	(1.35)%	12/20/08	100,000	(2,604)
UBS AG, London	Northrop Grumman Space & Mission Systems Corp. 7.125% due 6/1/2009		Buy	(0.29)%	12/20/08	100,000	(397)
Credit Suisse First Boston Intl	Lockheed Martin Corporation 8.20% due 12/1/2009		Buy	(0.44)%	12/20/08	300,000	(2,308)
Merrill Lynch International	Russian Federation 5.00% due 3/31/2030	I	Sell	0.61%	3/20/07	1,900,000	2,662
Goldman Sachs International	Russian Federation 5.00% due 3/31/2030	I	Sell	0.70%	3/20/07	2,100,000	4,283
Morgan Stanley Capital Services Inc.	Ford Motor Credit Company 7.00% due 10/1/2013	I	Sell	3.75%	6/20/07	1,000,000	9,855
UBS AG, London	Ford Motor Credit Company 7.00% due 10/1/2013	I	Sell	3.60%	6/20/07	500,000	4,229

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

							Unrealized
	Reference		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Entity/Obligation		Protection	Fixed Rate	Date	Amount	(Depreciation)

JPMorgan Chase Bank N.A., New York	Ford Motor Credit Company 7.00% due 10/1/2013	I	Sell	4.75%	6/20/07	$2,000,000	$38,323
JPMorgan Chase Bank N.A	Russian Federation 2.25% 3/31/2030	I	Sell	0.77%	5/20/07	100,000	305
Lehman Brothers Special Financing Inc.	Ford Motor Credit Company 7.00% due 10/1/2013		Sell	2.50%	9/20/07	800,000	(3,628)
Morgan Stanley Capital Services Inc.	General Motors Acceptance Corporation 6.875% due 8/28/2012	I	Sell	1.75%	9/20/06	2,400,000	2,258
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% 1/15/2030	I	Buy	(2.26)%	9/20/10	1,200,000	23,104
Morgan Stanley Capital Services Inc.	Republic of Turkey 11.875% 1/15/2030	I	Buy	(2.20)%	10/20/10	600,000	13,990
Lehman Brothers Special Financing Inc.	Republic of Turkey 11.875% 1/15/2030	I	Buy	(2.11)%	10/20/10	500,000	13,284
UBS AG, London	Ford Motor Credit Company 7.00% due 10/1/2013	I	Sell	5.00%	12/20/06	3,600,000	54,293
Lehman Brothers Special Financing Inc.	ABX.HE.A.06-1		Buy	(0.54)%	7/25/45	5,000,000	(8,271)
Goldman Sachs International	ABX.HE.A.06-1		Buy	(0.54)%	7/25/45	1,000,000	(1,656)

							$63,301

PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2006:

				Notional	Unrealized
		Termination		Principal	Appreciation
		Date		Amount	(Depreciation)

Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs Group, Inc.		8/15/07	USD	33,700,000	$(1,424,708)
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 2.000% Counterparty: Goldman Sachs Capital Markets, L.P.		6/15/12	JPY	100,000	13
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Morgan Stanley Capital Services Inc.	I	12/15/14	EUR	57,400,000	4,232,950
Receive a fixed rate based on 2.1455% and pay a floating rate based on FRCPXTOB Counterparty: UBS AG		10/15/10	EUR	1,500,000	(1,962)
Receive a fixed rate based on 2.090% and pay a floating rate based on FRCPXTOB Counterparty: BNP Paribas		10/15/10	EUR	7,800,000	(8,884)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.		6/15/16	GBP	8,100,000	(306,758)
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: JPMorgan Chase Bank, N.A	I	12/15/14	EUR	11,400,000	627,505
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC		12/15/35	GBP	3,400,000	246,228
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG		12/15/35	USD	19,700,000	(787,378)
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG	I	12/15/35	GBP	4,900,000	339,839
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG		12/15/35	USD	9,800,000	(397,571)
Receive a floating rate based on 6-month JPY-LIBOR and pay a fixed rate equal to 2.000% Counterparty: Morgan Stanley Capital Services Inc.		12/20/13	JPY	468,000,000	83,595
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG		12/15/2035	GBP	3,700,000	218,107
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG		9/15/15	GBP	7,700,000	(93,226)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Goldman Sachs Capital Markets, L.P.	I	12/20/16	USD	26,100,000	322,727
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers International, Inc.	I	12/20/16	USD	5,200,000	64,298

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO CORE BOND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

				Notional	Unrealized
		Termination		Principal	Appreciation
		Date		Amount	(Depreciation)

Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG		12/20/11	USD	24,300,000	$(217,087)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Lehman Brothers International, Inc.		12/20/11	USD	15,100,000	(134,898)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG		12/20/13	USD	46,400,000	(551,109)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Goldman Sachs Capital Markets, L.P.		12/20/36	USD	4,500,000	(40,985)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services, Inc.		12/20/36	USD	1,900,000	(17,295)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York		12/20/36	USD	3,900,000	(35,462)
Receive a floating rate based on 6-month EUR-Euribor and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC	I	12/15/14	EUR	15,500,000	81,433
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.250% Counterparty: Goldman Sachs Capital Markets, L.P.	I	6/12/36	GBP	2,300,000	651
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Deutsche Bank AG		12/15/35	GBP	6,300,000	9,355
Receive a floating rate based on 6-month GBP-LIBOR and pay a fixed rate equal to 4.000% Counterparty: Barclays Bank PLC	I	12/15/35	GBP	2,300,000	(3,916)

					$2,205,462

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Principal
Amount			Value

CONVERTIBLE BONDS: 0.8%
		Banks: 0.1%
$550,000	@@,#, C	Deutsche Bank AG/ London, 1.800%, due 05/29/09	$565,345

			565,345

		Diversified Financial Services: 0.5%
550,000	#	IXIS Financial Products, Inc., 0.800%, due 06/15/09	540,070
550,000		IXIS Financial Products, Inc., 1.650%, due 06/15/09	550,689
550,000	#	IXIS Financial Products, Inc., 1.875%, due 06/15/09	526,312
550,000		Lehman Brothers Holdings, Inc., 1.383%, due 06/15/09	566,280
550,000		Lehman Brothers Holdings, Inc., 2.070%, due 06/15/09	548,185
550,000		Lehman Brothers Holdings, Inc., 3.119%, due 06/15/09	544,775
550,000		Merrill Lynch & Co., Inc., 2.300%, due 06/22/09	549,175

			3,825,486

		Electric: 0.2%
1,825,000	L	CMS Energy Corp., 2.875%, due 12/01/24	1,955,031

			1,955,031

		Total Convertible Bonds (Cost $6,437,534)	6,345,862

CORPORATE BONDS/NOTES: 91.3%
		Advertising: 0.4%
375,000	#,C	RH Donnelley Corp., 6.875%, due 01/15/13	346,875
3,150,000	#,C,L	RH Donnelley Corp., 8.875%, due 01/15/16	3,193,313

			3,540,188

		Aerospace/ Defense: 0.7%
1,400,000	C	Armor Holdings, Inc., 8.250%, due 08/15/13	1,456,000
1,424,022	I	Continental Airlines, Inc., 6.920%, due 04/02/13	1,433,762
409,725		Continental Airlines, Inc., 7.373%, due 12/15/15	390,530
1,025,000	C	L-3 Communications Corp., 6.375%, due 10/15/15	984,000
1,300,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	1,326,000

			5,590,292

		Agriculture: 1.0%
1,075,000	C,L	Alliance One International, Inc., 11.000%, due 05/15/12	1,026,625
2,900,000	#,C,L	Reynolds American, Inc., 7.250%, due 06/01/12	2,856,500
2,325,000	#,C	Reynolds American, Inc., 7.250%, due 06/01/13	2,284,313
1,475,000	#,C	Reynolds American, Inc., 7.625%, due 06/01/16	1,449,188

			7,616,626

		Airlines: 0.5%
586,767	C	Delta Airlines, Inc., 7.379%, due 05/18/10	587,801
1,325,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	1,330,797
785,767	L	United AirLines, Inc., 6.201%, due 09/01/08	786,258
712,936	L	United Airlines, Inc., 6.602%, due 09/01/13	715,920

			3,420,776

		Apparel: 0.6%
5,200,000	C,L	Quiksilver, Inc., 6.875%, due 04/15/15	4,862,000

			4,862,000

		Auto Manufacturers: 0.6%
3,000,000		Ford Motor Co., 7.450%, due 07/16/31	2,182,500
3,100,000	C,L	General Motors Corp., 8.250%, due 07/15/23	2,456,750

			4,639,250

		Auto Parts & Equipment: 2.3%
4,900,000	C,L	ArvinMeritor, Inc., 8.750%, due 03/01/12	4,802,000
125,000	C,L	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	112,500
3,000,000	I	Goodyear Tire & Rubber Co., 7.954%, due 04/01/10	3,016,251
122,000	C	Meritor Automotive, Inc., 6.800%, due 02/15/09	118,340
3,200,000	C	Tenneco, Inc., 10.250%, due 07/15/13	3,524,000
3,125,000	C,L	Tenneco, Inc., 8.625%, due 11/15/14	3,132,813
3,025,000	C,S	TRW Automotive, Inc., 9.375%, due 02/15/13	3,229,188

			17,935,092

		Chemicals: 2.2%
300,000	L	Arco Chemical, Co., 10.250%, due 11/01/10	331,500
1,375,000	C	Equistar Chemicals LP, 10.125%, due 09/01/08	1,454,063

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Chemicals (continued)
$1,800,000	C	Equistar Chemicals LP, 8.750%, due 02/15/09	$1,867,500
4,575,000	@@,#, C,L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	4,306,219
3,000,000	C,S,L	Nalco Co., 7.750%, due 11/15/11	3,007,500
800,000	C,L	Nalco Co., 8.875%, due 11/15/13	810,000
1,500,000	C	PQ Corp., 7.500%, due 02/15/13	1,417,500
425,000	@@,C, L	Rhodia SA, 7.625%, due 06/01/10	422,875
1,000,000	@@,C	Rhodia SA, 8.000%, due 06/01/10	1,333,410
1,000,000	C,L	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	985,000
984,772	@@,I	SigmaKalon Group BV, 5.491%, due 06/30/12	1,259,691

			17,195,258

		Coal: 0.4%
2,975,000	C	Peabody Energy Corp., 6.875%, due 03/15/13	2,937,813

			2,937,813

		Commercial Services: 1.6%
1,050,000	C,S	Alderwoods Group, Inc., 7.750%, due 09/15/12	1,113,000
175,000	#,C	Avis Budget Car Rental LLC/ Avis Budget Finance, Inc., 7.750%, due 05/15/16	168,875
2,050,000	C	Corrections Corp. of America, 6.750%, due 01/31/14	1,978,250
750,000	#,C	Education Management LLC/ Education Management Corp., 8.750%, due 06/01/14	746,250
138,712	I	Hertz Corp., 0.000%, due 12/21/12	139,122
166,667		Hertz Corp., 5.324%, due 12/21/12	167,156
379,333	I	Hertz Corp., 7.380%, due 12/21/12	380,446
379,333	I	Hertz Corp., 7.410%, due 12/21/12	380,446
376,488	I	Hertz Corp., 7.580%, due 12/21/12	377,593
56,621		Hertz Corp., 7.690%, due 12/21/12	56,787
3,150,000	#,C,I	Hertz Corp., 8.875%, due 01/01/14	3,244,500
3,800,000	I	Service Corp. International, 5.000%, due 04/02/16	3,815,547

			12,567,972

		Computers: 0.7%
5,110,000	#,C,L	Solar Capital Corp., 9.125%, due 08/15/13	5,327,175

			5,327,175

		Distribution/ Wholesale: 0.9%
3,350,000	C	Aviall, Inc., 7.625%, due 07/01/11	3,509,125
1,800,000	@@,C	Buhrmann US, Inc., 7.875%, due 03/01/15	1,786,500
1,500,000	@@,C	Buhrmann US, Inc., 8.250%, due 07/01/14	1,500,000

			6,795,625

		Diversified Financial Services: 10.8%
4,431,341	C	AES Ironwood LLC, 8.857%, due 11/30/25	4,808,005
683,022	C	AES Red Oak LLC, 8.540%, due 11/30/19	724,004
1,500,000	@@,I	AMADEUS HALDE 144A TERM B, 5.813%, due 04/08/13	1,942,447
1,500,000	@@,I	AMADEUS HALDE 144A TERM C, 6.313%, due 04/08/14	1,950,712
5,200,000	C,S,L	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	5,668,000
3,100,000	@@,C, S	Bluewater Finance, Ltd., 10.250%, due 02/15/12	3,154,250
2,000,000	C,I	Bombardier Capital, Inc., 7.090%, due 03/30/07	2,010,000
1,200,000	@@,C	Eircom Funding, 8.250%, due 08/15/13	1,278,000
900,000		Ford Motor Credit Co., 8.625%, due 11/01/10	846,000
390,000		Ford Motor Credit Co., 7.000%, due 10/01/13	336,103
16,465,000	S	Ford Motor Credit Co., 7.375%, due 02/01/11	14,756,822
625,000		Ford Motor Credit Co., 7.875%, due 06/15/10	577,029
1,945,000	C	General Motors Acceptance Corp., 6.000%, due 04/01/11	1,771,319
2,500,000	S	General Motors Acceptance Corp., 6.875%, due 08/28/12	2,358,298
4,175,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	3,987,868
1,000,000		General Motors Acceptance Corp., 7.000%, due 02/01/12	950,268
5,100,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	4,949,275
3,500,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	3,372,901
4,075,000	C	KRATON Polymers LLC/ KRATON Polymers Capital Corp., 8.125%, due 01/15/14	4,064,813
17,000,000	#,L	Trains HY-1-2006, 7.548%, due 05/01/16	16,688,407
2,450,000	C	UGS Corp./ Old, 10.000%, due 06/01/12	2,646,000
1,375,000	C	Universal City Development Partners, 11.750%, due 04/01/10	1,503,906
2,225,000	C,L	Universal City Florida Holding Co. I/ II, 8.375%, due 05/01/10	2,247,250
1,575,000	C,L	Universal City Florida Holding Co. I/ II, 9.899%, due 05/01/10	1,634,063

			84,225,740

		Electric: 8.8%
5,300,000	#,C,S	AES Corp., 8.750%, due 05/15/13	5,697,500
300,000	C	CMS Energy Corp., 6.300%, due 02/01/12	285,000
1,675,000	C	CMS Energy Corp., 6.875%, due 12/15/15	1,599,625

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Electric (continued)
$2,350,000	C,L	CMS Energy Corp., 7.500%, due 01/15/09	$2,391,125
650,000	C	CMS Energy Corp., 8.500%, due 04/15/11	680,875
1,200,000	#,C,L	Edison Mission Energy, 7.500%, due 06/15/13	1,182,000
1,200,000	#,C,L	Edison Mission Energy, 7.750%, due 06/15/16	1,185,000
1,380,000	C	Homer City Funding LLC, 8.137%, due 10/01/19	1,473,150
1,950,000	C	Ipalco Enterprises, Inc., 8.375%, due 11/14/08	2,013,375
850,000	#,C	Ipalco Enterprises, Inc., 8.625%, due 11/14/11	905,250
1,000,000	C	Midwest Generation LLC, 8.300%, due 07/02/09	1,015,625
6,407,867	C,S	Midwest Generation LLC, 8.560%, due 01/02/16	6,732,266
4,000,000	C,S	Midwest Generation LLC, 8.750%, due 05/01/34	4,260,000
1,650,000	C	MSW Energy Holdings II LLC/ MSW Energy Finance Co. II, Inc., 7.375%, due 09/01/10	1,658,250
5,150,000	C	NRG Energy, Inc., 7.250%, due 02/01/14	5,034,125
5,750,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	5,620,625
1,295,000	S	PSEG Energy Holdings, LLC, 10.000%, due 10/01/09	1,405,075
7,475,000	C,L	PSEG Energy Holdings, LLC, 8.500%, due 06/15/11	7,886,125
4,550,000	C	Reliant Resources, Inc., 6.750%, due 12/15/14	4,208,750
3,350,000	C,L	Reliant Resources, Inc., 9.250%, due 07/15/10	3,366,750
1,305,000	C	Sierra Pacific Resources, 6.750%, due 08/15/17	1,239,516
1,000,000	C	Sierra Pacific Resources, 8.625%, due 03/15/14	1,064,346
3,742,447	#,C,S, L	South Point Energy Center LLC/ Broad River Energy LLC/ Rockgen Energy LLC, 8.400%, due 05/30/12	3,557,664
2,000,000	C	TECO Energy, Inc., 6.750%, due 05/01/15	1,955,000
2,610,940	#,C,S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,557,719

			68,974,736

		Electrical Components & Equipment: 0.1%
750,000	@@	Legrand, 8.500%, due 02/15/25	860,625

			860,625

		Electronics: 1.7%
2,000,000	@@,C, L	Celestica, Inc., 7.625%, due 07/01/13	1,950,000
2,800,000	C	Communications & Power Industries, Inc., 8.000%, due 02/01/12	2,842,000
4,850,000	C,S	Dresser, Inc., 10.125%, due 04/15/11	4,934,875
1,975,000	C	Sanmina-SCI Corp., 8.125%, due 03/01/16	1,935,500
1,625,000	#,C,L	Solectron Corp., 8.000%, due 03/15/16	1,608,750

			13,271,125

		Energy — Alternate Sources: 0.2%
1,348,438	I	Headwaters, Inc., 7.330%, due 04/30/11	1,352,652

			1,352,652

		Entertainment: 1.3%
3,725,000	#,C,S	Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	3,669,125
1,200,000	C	Herbst Gaming, Inc., 7.000%, due 11/15/14	1,146,000
2,175,000	C,S	Herbst Gaming, Inc., 8.125%, due 06/01/12	2,202,188
3,000,000	C	Seneca Gaming Corp., 7.250%, due 05/01/12	2,921,251

			9,938,564

		Environmental Control: 1.4%
575,000	#,C	Allied Waste North America, 7.125%, due 05/15/16	544,813
5,400,000	C,S,L	Allied Waste North America, 7.250%, due 03/15/15	5,184,000
5,475,000	C,L	Allied Waste North America, Inc., 7.875%, due 04/15/13	5,502,375

			11,231,188

		Food: 1.0%
3,985,000	C	Delhaize America, Inc., 9.000%, due 04/15/31	4,389,916
3,150,000	C,L	Ingles Markets, Inc., 8.875%, due 12/01/11	3,311,438

			7,701,354

		Forest Products & Paper: 3.7%
800,000	@@,C	Abitibi-Consolidated, Inc., 7.750%, due 06/15/11	738,000
2,900,000	@@,C, S,L	Abitibi-Consolidated, Inc., 8.375%, due 04/01/15	2,660,750
1,750,000	@@,C, L	Abitibi-Consolidated, Inc., 8.550%, due 08/01/10	1,666,875
4,400,000	@@,C, L	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	3,740,000
1,650,000	@@,C, L	Bowater Canada Finance, 7.950%, due 11/15/11	1,575,750
2,000,000	C,L	Bowater, Inc., 6.500%, due 06/15/13	1,750,000
2,000,000	C	Georgia-Pacific Corp., 7.250%, due 06/01/28	1,780,000
3,050,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	2,775,500
1,000,000		Georgia-Pacific Corp., 7.700%, due 06/15/15	960,000
5,525,000	C	Georgia-Pacific Corp., 8.000%, due 01/15/24	5,248,750
3,111,111		Georgia-Pacific Corp., 8.300%, due 12/23/13	3,139,980
1,050,000	@@	Kappa-Jefferson Corp., 7.882%, due 11/29/13	1,048,524
1,050,000	@@	Kappa-Jefferson Corp., 8.382%, due 11/29/14	1,048,524
388,889		Koch Forest Products, Inc., 8.300%, due 12/23/13	392,498
500,000	@@	Smurfit Capital Funding Plc, 7.500%, due 11/20/25	457,500

			28,982,651

		Gas: 0.0%
300,000		Colorado Interstate Gas Co., 6.850%, due 06/15/37	302,566

			302,566

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Healthcare — Products: 2.1%
$2,400,000		Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	$2,442,000
3,700,000	@@	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	3,755,500
5,215,000	C,L	Rotech Healthcare, Inc., 9.500%, due 04/01/12	4,367,563
1,030,000	C	VWR International, Inc., 6.875%, due 04/15/12	988,800
4,795,000	C,L	VWR International, Inc., 8.000%, due 04/15/14	4,681,119

			16,234,982

		Healthcare — Services: 3.2%
4,590,000	C,L	DaVita, Inc., 7.250%, due 03/15/15	4,429,350
1,115,000	C,S	HCA, Inc., 6.250%, due 02/15/13	1,046,729
675,000	C,S	HCA, Inc., 6.750%, due 07/15/13	647,951
975,000	C	HCA, Inc., 6.950%, due 05/01/12	956,601
5,300,000	C	HCA, Inc., 7.190%, due 11/15/15	5,134,529
1,900,000		HCA, Inc., 7.690%, due 06/15/25	1,804,979
3,000,000	I	Health Corp., 8.520%, due 02/02/13	3,002,946
5,210,000	C	Tenet Healthcare Corp., 7.375%, due 02/01/13	4,780,175
3,650,000	C	Triad Hospitals, Inc., 7.000%, due 11/15/13	3,567,875

			25,371,135

		Holding Companies — Diversified: 1.6%
1,150,000	@@,C	JSG Funding PLC, 10.125%, due 10/01/12	1,610,644
8,330,000	@@,C, S	JSG Funding PLC, 9.625%, due 10/01/12	8,621,550
850,000	@@,I	Nordic Telephone Co. APS, 0.000%, due 11/30/13	1,098,960
850,000	@@,I	Nordic Telephone Co. APS, 9.405%, due 11/30/14	1,103,331

			12,434,485

		Household Products/ Wares: 0.1%
1,361,000	C,L	Spectrum Brands, Inc., 7.375%, due 02/01/15	1,112,618

			1,112,618

		Investment Companies: 0.4%
1,100,000	@@,I	Weather Investment, 4.955%, due 06/17/12	1,399,274
600,000	@@,I	Wind Acquisitions, 0.000%, due 06/17/13	770,308
600,000	@@	Wind Acquisitions, 0.000%, due 06/17/14	774,145

			2,943,727

		Lodging: 4.6%
4,650,000	C,S,L	Boyd Gaming Corp., 7.125%, due 02/01/16	4,516,313
2,000,000	C	Gaylord Entertainment Co., 8.000%, due 11/15/13	2,007,500
3,513,000	C,L	Mandalay Resort Group, 9.375%, due 02/15/10	3,714,998
4,575,000	C,L	MGM Mirage, 6.625%, due 07/15/15	4,289,063
1,100,000	#,C	MGM Mirage, 6.750%, due 04/01/13	1,054,625
1,100,000	C	MGM Mirage, 6.750%, due 09/01/12	1,064,250
3,475,000	C,L	MGM Mirage, 8.375%, due 02/01/11	3,579,250
1,300,000	C	MGM Mirage, 8.500%, due 09/15/10	1,356,875
300,000	C	Mirage Resorts, Inc., 7.250%, due 08/01/17	288,750
1,725,000	C,L	Station Casinos, Inc., 6.500%, due 02/01/14	1,612,875
1,000,000	C	Station Casinos, Inc., 6.625%, due 03/15/18	910,000
1,550,000	C,L	Station Casinos, Inc., 6.875%, due 03/01/16	1,453,125
10,350,000	C,S,L	Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	9,806,625

			35,654,249

		Media: 9.4%
3,750		Cablevision Systems Corp., 6.861%, due 02/24/13	3,736
428,571		Cablevision Systems Corp., 6.880%, due 03/29/13	426,920
428,571		Cablevision Systems Corp., 7.258%, due 03/29/13	426,920
2,290,000	@@,C	CanWest Media, Inc., 8.000%, due 09/15/12	2,278,550
8,000,000	C,S	CCO Holdings LLC/ CCO Holdings Capital Corp., 8.750%, due 11/15/13	7,840,000
3,500,000		Charter Communications Holdings LLC, 7.755%, due 04/25/13	3,512,226
1,000,000	#,C,L	Charter Communications Operating LLC/ Capital Corp., 8.000%, due 04/30/12	1,000,000
2,000,000	#,C,I	Charter Communications, Inc., 8.375%, due 04/30/14	2,012,500
639,107		CSC Holdings, Inc., 6.988%, due 02/24/13	636,644
2,075,000	#,C	CSC Holdings, Inc., 7.250%, due 04/15/12	2,012,750
4,475,000	L	CSC Holdings, Inc., 7.625%, due 04/01/11	4,497,375
1,100,000		CSC Holdings, Inc., 7.875%, due 02/15/18	1,102,750
100,000		CSC Holdings, Inc., 8.125%, due 07/15/09	102,250
2,150,000	S	CSC Holdings, Inc., 8.125%, due 08/15/09	2,198,375
4,225,000	C,S	Dex Media Finance/ West, 9.875%, due 08/15/13	4,599,948
5,300,000	C,S	DirecTV Holdings LLC, 6.375%, due 06/15/15	4,915,750
200,000	C	DirecTV Holdings, 8.375%, due 03/15/13	210,500
1,100,000	C	Echostar DBS Corp., 6.375%, due 10/01/11	1,056,000
2,700,000	C	Echostar DBS Corp., 6.625%, due 10/01/14	2,544,750
6,540,000	#,C,S	Echostar DBS Corp., 7.125%, due 02/01/16	6,327,450
1,000,000	C	Echostar DBS Corp., 8.758%, due 10/01/08	1,015,000
1,175,000	@@,#, C	IESY Repository GmbH, 10.375%, due 02/15/15	1,128,000
6,035,000	@@,#, C	Lighthouse International Co., SA, 8.000%, due 04/30/14	8,172,564
4,540,000	C,S	Mediacom Broadband LLC, 11.000%, due 07/15/13	4,806,725

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Media (continued)
$1,200,000	C	Primedia, Inc., 8.000%, due 05/15/13	$1,080,000
400,000	C,S,L	Primedia, Inc., 8.875%, due 05/15/11	386,000
2,000,000	@@,C	Rogers Cable, Inc., 6.250%, due 06/15/13	1,885,000
1,420,000	@@,C	Rogers Cable, Inc., 6.750%, due 03/15/15	1,359,650
500,000	@@,C	Rogers Cable, Inc., 7.875%, due 05/01/12	513,750
500,000	@@,C	Rogers Cable, Inc., 8.750%, due 05/01/32	541,250
1,250,000		UPC Broadband Holding BV, 7.640%, due 03/31/13	1,249,554
1,250,000		UPC Broadband Holding BV, 7.640%, due 12/31/13	1,249,554
325,000	@@,C	UPC Holding BV, 7.750%, due 01/15/14	391,789
1,250,000	@@,C, L	UPC Holding BV, 8.625%, due 01/15/14	1,574,831
390,000	C,L	Young Broadcasting, Inc., 10.000%, due 03/01/11	349,050

			73,408,111

		Mining: 0.3%
2,250,000	@@,#, C	Novelis, Inc., 7.250%, due 02/15/15	2,171,250

			2,171,250

		Miscellaneous Manufacturing: 1.0%
163,721		Eastman Kodak Co., 7.101%, due 10/14/12	163,647
1,285,432		Eastman Kodak Co., 7.330%, due 10/14/12	1,284,848
411,875		Eastman Kodak Co., 7.439%, due 10/14/12	411,688
208,333		Eastman Kodak Co., 7.664%, due 10/14/12	208,239
416,667	I	Eastman Kodak Co., 7.699%, due 10/18/12	416,477
1,600,000	@@,C, I	Invensys PLC, 10.081%, due 09/05/09	1,620,000
152,851	@@,C, I	Invensys PLC, 8.831%, due 09/05/09	153,998
1,350,000	@@,#, C,L	Invensys PLC, 9.875%, due 03/15/11	1,471,500
1,960,000	C	Trinity Industries, Inc., 6.500%, due 03/15/14	1,920,800

			7,651,197

		Office/ Business Equipment: 0.6%
1,750,000	C	Xerox Corp., 6.400%, due 03/15/16	1,660,313
1,300,000	C	Xerox Corp., 6.875%, due 08/15/11	1,298,375
1,650,000	L	Xerox Corp., 7.200%, due 04/01/16	1,662,375

			4,621,063

		Oil & Gas: 2.8%
1,500,000	C	Chesapeake Energy Corp., 6.375%, due 06/15/15	1,398,750
450,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	420,750
3,025,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	2,873,750
3,150,000	C	Chesapeake Energy Corp., 7.000%, due 08/15/14	3,063,375
1,600,000	#,C	Chesapeake Energy Corp., 7.500%, due 06/15/14	1,604,000
3,225,000	C	El Paso Production Holding Co., 7.750%, due 06/01/13	3,265,313
750,000	C	Encore Acquisition Co., 6.250%, due 04/15/14	693,750
1,625,000	C	Encore Acquisition Co., 7.250%, due 12/01/17	1,568,125
2,500,000		Farrell Gas, 8.780%, due 08/01/07	2,528,202
1,425,000	C,L	Plains Exploration & Production Co., 7.125%, due 06/15/14	1,410,750
2,500,000	#,C	Pogo Producing Co., 7.875%, due 05/01/13	2,518,750
600,000		Valero Energy Corp., 7.800%, due 06/14/10	609,750

			21,955,265

		Oil & Gas Services: 0.6%
706,000	C	Dresser-Rand Group, Inc., 7.375%, due 11/01/14	677,760
1,818,000	C	Hanover Equipment Trust, 8.500%, due 09/01/08	1,872,540
500,000	C,L	Hanover Equipment Trust, 8.750%, due 09/01/11	517,500
2,000,000	C	Newpark Resources, 8.625%, due 12/15/07	2,005,000

			5,072,800

		Packaging & Containers: 2.3%
650,000	#,C	Crown Americas, Inc., 7.625%, due 11/15/13	641,875
3,225,000	#,C,L	Crown Americas, Inc., 7.750%, due 11/15/15	3,192,750
750,000	C	Greif Bros. Corp., 8.875%, due 08/01/12	793,125
95,000	C,L	Jefferson Smurfit Corp. US, 7.500%, due 06/01/13	85,500
2,200,000	@@,C, L	Norampac,Inc., 6.750%, due 06/01/13	1,991,000
2,750,000	C,L	Owens Brockway Glass Container, Inc., 6.750%, due 12/01/14	2,564,375
1,775,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	1,857,094
2,249,000	C,L	Smurfit-Stone Container Corp., 8.250%, due 10/01/12	2,119,683
3,800,000	C	Stone Container Corp., 8.375%, due 07/01/12	3,610,000
1,000,000	C	Stone Container Corp., 9.750%, due 02/01/11	1,032,500

			17,887,902

		Pipelines: 5.1%
2,000,000	#,S	El Paso Corp., 10.750%, due 10/01/10	2,190,000
400,000	C,S	El Paso Corp., 7.375%, due 12/15/12	399,000
2,500,000	#,S	El Paso Corp., 7.625%, due 09/01/08	2,543,750
600,000	#,C	El Paso Corp., 7.750%, due 01/15/32	587,250
1,100,000	C	El Paso Corp., 7.800%, due 08/01/31	1,073,875
4,200,000	C,L	El Paso Corp., 7.875%, due 06/15/12	4,294,500
300,000	#,C	El Paso Corp., 9.625%, due 05/15/12	329,250
4,700,000	C,S	Roseton/ Danskammer, 7.270%, due 11/08/10	4,702,911
2,825,000	C	Roseton/ Danskammer, 7.670%, due 11/08/16	2,819,703
850,000	#,C	SemGroup LP, 8.750%, due 11/15/15	850,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Pipelines (continued)
$3,000,000	C	Sonat, Inc., 7.000%, due 02/01/18	$2,805,000
4,600,000	C,L	Sonat, Inc., 7.625%, due 07/15/11	4,669,000
1,050,000	#	Williams Cos, Inc., 6.375%, due 10/01/10	1,029,000
1,360,000	C,L	Williams Cos., Inc., 7.500%, due 01/15/31	1,319,200
5,450,000	C,L	Williams Cos., Inc., 7.625%, due 07/15/19	5,559,000
4,350,000	C,S,L	Williams Cos., Inc., 7.875%, due 09/01/21	4,437,000

			39,608,439

		Real Estate: 0.1%
750,000	C	Forest City Enterprises, Inc., 7.625%, due 06/01/15	759,375

			759,375

		Real Estate Investment Trust: 1.1%
4,000,000	C,L	Host Marriott LP, 6.375%, due 03/15/15	3,780,000
1,400,000	#,C	Host Marriott LP, 6.750%, due 06/01/16	1,342,250
175,000	C	Host Marriott LP, 7.125%, due 11/01/13	175,219
500,000	C	Ventas Realty LP/ Ventas Capital Corp., 7.125%, due 06/01/15	502,500
1,650,000	C	Ventas Realty LP/ Ventas Capital Corp., 8.750%, due 05/01/09	1,740,750
800,000	C	Ventas Realty LP/ Ventas Capital Corp., 9.000%, due 05/01/12	880,000

			8,420,719

		Retail: 1.9%
4,860,000	C	Amerigas Partners LP, 7.250%, due 05/20/15	4,617,000
2,700,000	C	AmeriGas Partners LP/ AmeriGas Eagle Finance Corp., 7.125%, due 05/20/16	2,544,750
2,000,000	C,S,I, L	Ferrellfas Partners LP/ Ferrellgas Partners Finance, 8.750%, due 06/15/12	2,040,000
2,115,000	C	Ferrellgas Escrow LLC/ Ferrellgas Finance Escrow Corp., 6.750%, due 05/01/14	2,014,538
3,725,000	C,S	Suburban Propane Partners LP/ Suburban Energy Finance Corp., 6.875%, due 12/15/13	3,501,500

			14,717,788

		Semiconductors: 0.3%
2,300,000	@@,#, C	Sensata Technologies BV, 8.000%, due 05/01/14	2,231,000

			2,231,000

		Telecommunications: 12.5%
2,175,000	C	American Cellular Corp., 10.000%, due 08/01/11	2,300,063
1,500,000	C	Cincinnati Bell, Inc., 7.000%, due 02/15/15	1,421,250
3,375,000	C,L	Cincinnati Bell, Inc., 7.250%, due 07/15/13	3,341,250
4,300,000	C,S,L	Cincinnati Bell, Inc., 8.375%, due 01/15/14	4,257,000
75,000		Citizens Communications Co., 7.000%, due 11/01/25	62,438
500,000		Citizens Communications Co., 7.450%, due 07/01/35	426,250
3,000,000	C	Citizens Communications Co., 9.000%, due 08/15/31	3,052,500
300,000	C	Citizens Communications Co., 9.250%, due 05/15/11	324,000
2,000,000	I	Hawaiian Telcom Communications, 7.230%, due 10/31/12	2,011,562
1,800,000	C,L	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	1,840,500
2,000,000		Insight Midwest LP/ Insight Capital, Inc., 9.750%, due 10/01/09	2,045,000
1,200,000	C	Insight Midwest LP/ Insight Capital, Inc., 9.750%, due 10/01/09	1,227,000
2,700,000	@@,#, C	Intelsat Bermuda Ltd., 9.250%, due 06/15/16	2,801,250
2,800,000	@@,L, C	Intelsat Subsidiary Holding Co. Ltd., 10.484%, due 01/15/12	2,842,000
4,175,000	@@,C	Intelsat Subsidiary Holding Co. Ltd., 8.625%, due 01/15/15	4,206,313
275,000	@@,C	Intelsat Subsidiary Holding Co., Ltd., 8.250%, due 01/15/13	274,313
1,875,000	@@,I	Intelsat, 0.000%, due 04/24/16	1,878,833
800,000	@@,#	Mobile Telesystems, 8.000%, due 01/28/12	783,000
800,000	@@	Mobile Telesystems, 8.375%, due 10/14/10	803,600
3,600,000	@@,#, C,L	Nordic Telephone Co. Holdings ApS, 8.875%, due 05/01/16	3,717,000
2,000,000	I	Nortel Networks Corp., 8.625%, due 02/15/07	1,998,750
1,425,000	@@,#, C,I	Nortel Networks Ltd, 10.125%, due 07/15/13	1,457,063
825,000	@@,#, C	Nortel Networks Ltd, 10.750%, due 07/15/16	843,563
1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30	1,050,500
1,775,000	C,L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	1,735,063
7,150,000	C,S,L	Qwest Communications International, Inc., 7.250%, due 02/15/11	6,971,250
13,150,000	C,L	Qwest Communications International, Inc., 7.500%, due 02/15/14	12,887,000
1,000,000	C	Qwest Corp., 7.200%, due 11/10/26	917,500
1,500,000	C,L	Qwest Corp., 7.500%, due 06/15/23	1,413,750
10,250,000	C	Qwest Corp., 8.875%, due 03/15/12	10,865,000
2,615,000	@@,C, L	Rogers Cable, Inc., 8.000%, due 12/15/12	2,686,913

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Telecommunications (continued)
$850,000	@@,C, L	Rogers Wireless, Inc., 6.375%, due 03/01/14	$813,875
250,000	@@,C, L	Rogers Wireless, Inc., 7.250%, due 12/15/12	253,125
3,165,000	@@,C	Rogers Wireless, Inc., 7.500%, due 03/15/15	3,212,475
3,825,000	C	Rural Cellular Corp., 9.875%, due 02/01/10	3,954,094
3,675,000	C,S	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	3,785,250
1,200,000	@@,#, C,I,L	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,281,000
1,825,000	#,C,I	Windstream Corp., 8.625%, due 08/01/16	1,875,187

			97,616,480

		Transportation: 0.4%
1,100,000	@@,C	Grupo Transportacion Ferroviaria Mexicana SA DE CV, 9.375%, due 05/01/12	1,177,000
1,743,000	C	Horizon Lines LLC, 9.000%, due 11/01/12	1,777,860

			2,954,860

		Total Corporate Bonds/ Notes (Cost $729,417,231)	712,096,713

COLLATERALIZED MORTGAGE OBLIGATION: 0.1%
		Airlines: 0.1%
352,158		United Airlines, Inc., 6.071%, due 03/01/13	351,498

			351,498

		Total Collateralized Mortgage Obligations (Cost $347,876)	351,498

OTHER BONDS: 0.3%
		Foreign Government Bonds: 0.3%
1,900,000	@@,L	Brazil Government Bond, 8.250%, due 01/20/34	1,999,750
75,000	@@	Brazil Government Bond, 8.750%, due 02/04/25	82,500
75,000	@@	Brazil Government Bond, 8.875%, due 10/14/19	83,738

			2,165,988

		Total Other Bonds (Cost $1,585,409)	2,165,988

PREFERRED STOCK: 0.1%
		Oil & Gas: 0.1%
8,000		Chesapeake Energy Corp.	750,000

			750,000

		Total Preferred Stock (Cost $799,352)	750,000

		Total Long-Term Investments (Cost $732,149,868)	721,710,061

SHORT-TERM INVESTMENTS: 26.7%
		Commercial Paper: 6.5%
900,000	S	Danske Banks, 5.280%, 07/17/06	897,756
12,500,000		SOC GEN, 5.030%, 08/16/06	12,418,424
3,700,000		Societe, 5.040%, 08/08/2006	3,679,656
4,400,000		Societe GEN, 5.170%, 08/24/06	4,365,525
500,000		UBS Finance, 5.080%, 08/21/06	496,253
12,900,000		UBS Finance, 5.250%, 08/08/2006	12,826,631
15,600,000		Westpack, 4.860%, 07/06/06	15,587,387

			50,271,632

		Total Commercial Paper (Cost $50,271,632)	50,271,632

		Securities Lending CollateralCC: 20.2%
157,840,922		Bank of New York Institutional Cash Reserves Fund	157,840,922

		Total Securities Lending Collateral (Cost $157,840,922)	157,840,922

		Total Short-Term Investments (Cost $208,112,554)	208,112,554

Total Investments in Securities (Cost $940,262,422)*	119.3%	$929,822,615
Other Assets and Liabilities-Net	(19.3)	(150,113,346)

Net Assets	100.0%	$779,709,269

@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/ Trustees.
*	Cost for federal income tax purposes is $940,649,396. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,308,759
Gross Unrealized Depreciation	(18,135,540)

Net Unrealized Depreciation	$(10,826,781)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

At June 30, 2006 the following forward currency contracts were outstanding for ING PIMCO High Yield Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
EURO EUR 16,596,000	Sell	07/20/06	20,876,407	$21,258,686	$(382,279)
EURO EUR 1,726,000	Sell	07/20/06	2,176,981	2,210,924	(33,942)

					$(416,221)

Written Options Outstanding on June 30, 2006

						Premium
Description/Name of		Exercise		Expiration	Notional	Net of
Issuer	Counterparty	Rate		Date	Amount	Commissions	Value

Put — OTC Interest Rate Swap	Royal Bank of Scotland PLC	6.25	%*	12/15/06	$50,000,000	$150,625	$(114,550)
Call — OTC Interest Rate Swap	Royal Bank of Scotland PLC	5.00	%**	12/15/06	50,000,000	245,000	(42,900)

						$395,625	$(157,450)

*	The Fund will pay a floating rate based on 3-month USD-LIBOR

**	The Fund will receive a floating rate based on 3-month USD-LIBOR

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on June 30, 2006:

							Unrealized
	Reference		Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Entity/Obligation		Protection	Fixed Rate	Date	Amount	(Depreciation)

Credit Suisse First Boston International	Bombadier Inc. 6.75% due 05/01/2012	I	Sell	1.85%	12/20/06	$2,000,000	$7,014
Credit Suisse First Boston International	CMS Energy Corporation 7.50% due 01/15/2009	I	Sell	1.80%	12/20/10	1,225,000	10,262
JPMorgan Chase Bank, N.A.	Lear Corporation 8.11% due 05/15/2009	I	Sell	7.75%	3/20/07	2,200,000	86,707
Goldman Sachs International	Arvinmeritor, Inc. 8.75% due 03/01/2012	I	Sell	2.40%	3/20/07	1,000,000	11,223
Lehman Brothers Special Financing	Primedia Inc. 8.875% due 5/15/2011		Sell	2.50%	3/20/07	1,000,000	(1,686)
Goldman Sachs International	Dow Jonex CDX.NA.HY.6	I	Sell	3.45%	6/20/11	5,000,000	91,795
Morgan Stanley Capital Services Inc.	GAZ Capital 8.625% 04/28/2034		Sell	1.05%	4/20/11	3,000,000	(36,439)
Merrill Lynch International	AES Corporation 8.75% due 06/15/2008	I	Sell	0.95%	6/20/07	2,000,000	1,869
JPMorgan Chase Bank, N.A.	Abitibi Consolidated 8.375% due 04/01/2015		Sell	1.50%	6/20/07	500,000	(1,041)
Merrill Lynch International	AES Corporation 8.75% due 06/15/2008		Sell	0.95%	6/20/07	1,200,000	1,121
Deutsche Bank AG	General Motors Acceptance Corporation 6.75% due 12/01/2014	I	Sell	3.45%	9/20/06	3,000,000	14,366
Deutsche Bank AG	Russian Federation 5% Step Up due 03/31/2030	I	Sell	0.44%	6/20/07	2,000,000	356
JPMorgan Chase Bank, N.A. New York	CMS Energy Corporation 6.875% due 12/15/2015	I	Sell	1.76%	6/20/11	1,500,000	7,722

							$193,269

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO HIGH YIELD PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2006:

				Notional	Unrealized
		Termination		Principal	Appreciation
		Date		Amount	(Depreciation)

Receive a fixed rate equal to 5% and pay a floating rate based on USD 3-month LIBOR Counterparty: Lehman Brothers Special Financing Inc.		12/15/07	USD	72,200,000	$(213,290)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Lehman Brothers Special Financing Inc.	I	12/20/16	USD	9,300,000	114,995

					$(98,295)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.8%
		Advertising: 1.1%
12,767		Omnicom Group	$1,137,412

			1,137,412

		Aerospace/ Defense: 2.6%
18,440		General Dynamics Corp.	1,207,082
24,344		United Technologies Corp.	1,543,896

			2,750,978

		Airlines: 0.4%
28,950		Southwest Airlines Co.	473,912

			473,912

		Apparel: 0.2%
6,534		Liz Claiborne, Inc.	242,150

			242,150

		Auto Manufacturers: 2.5%
137,818		Ford Motor Co.	955,079
21,336		Paccar, Inc.	1,757,660

			2,712,739

		Auto Parts & Equipment: 1.4%
18,303		Johnson Controls, Inc.	1,504,873

			1,504,873

		Banks: 8.7%
18,983		Bank of America Corp.	913,082
5,603		Compass Bancshares, Inc.	311,527
14,716		First Horizon National Corp.	591,583
41,574		National City Corp.	1,504,563
23,184		State Street Corp.	1,346,759
16,605		SunTrust Banks, Inc.	1,266,297
36,609		US BanCorp.	1,130,486
10,729		Wachovia Corp.	580,224
18,838		Wells Fargo & Co.	1,263,653
5,830		Zions Bancorporation	454,390

			9,362,564

		Beverages: 1.5%
26,173		PepsiCo, Inc.	1,571,427

			1,571,427

		Biotechnology: 0.2%
3,665	@	Amgen, Inc.	239,068

			239,068

		Building Materials: 0.1%
1,872		Masco Corp.	55,486

			55,486

		Chemicals: 1.9%
6,676		Air Products & Chemicals, Inc.	426,730
15,517		Dow Chemical Co.	605,629
10,177		Ecolab, Inc.	412,983
7,402		EI Du Pont de Nemours & Co.	307,923
4,586		Praxair, Inc.	247,644

			2,000,909

		Computers: 2.9%
21,680	@	Dell, Inc.	529,209
7,066	@	DST Systems, Inc.	420,427
19,759	@	EMC Corp.	216,756
39,794		Hewlett-Packard Co.	1,260,674
156,997	@	Sun Microsystems, Inc.	651,538

			3,078,604

		Cosmetics/ Personal Care: 1.5%
20,398		Colgate-Palmolive Co.	1,221,840
8,588		Estee Lauder Cos., Inc.	332,098

			1,553,938

		Diversified Financial Services: 4.8%
16,842		American Express Co.	896,331
9,274		Citigroup, Inc.	447,378
12,088		Federated Investors, Inc.	380,772
14,962		Merrill Lynch & Co., Inc.	1,040,757
62,432		T. Rowe Price Group, Inc.	2,360,554

			5,125,792

		Electric: 1.1%
9,517		Consolidated Edison, Inc.	422,935
3,189		Exelon Corp.	181,231
3,077		Pacific Gas & Electric Co.	120,865
15,286		Southern Co.	489,916

			1,214,947

		Electrical Components & Equipment: 0.7%
9,119		Emerson Electric Co.	764,263

			764,263

		Food: 4.3%
22,805		Campbell Soup Co.	846,294
11,869		General Mills, Inc.	613,153
17,989		Hershey Foods Corp.	990,654
19,887		HJ Heinz Co.	819,742
4,846		Kellogg Co.	234,692
20,207		Sara Lee Corp.	323,716
23,802		Sysco Corp.	727,389

			4,555,640

		Healthcare — Products: 5.3%
22,128		Becton Dickinson & Co.	1,352,685
22,113		Biomet, Inc.	691,916
14,096		CR Bard, Inc.	1,032,673
15,428		Johnson & Johnson	924,446

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Healthcare — Products (continued)
10,746		Medtronic, Inc.	$504,202
21,965	@	St. Jude Medical, Inc.	712,105
8,400	@	Zimmer Holdings, Inc.	476,448

			5,694,475

		Household Products/ Wares: 0.2%
3,860		Clorox Co.	235,344

			235,344

		Insurance: 2.8%
34,626		Chubb Corp.	1,727,837
3,233		Hartford Financial Services Group, Inc.	273,512
8,100		Metlife, Inc.	414,801
9,503		Safeco Corp.	535,494

			2,951,644

		Machinery — Construction & Mining: 1.4%
19,904		Caterpillar, Inc.	1,482,450

			1,482,450

		Machinery — Diversified: 2.0%
19,432		Deere & Co.	1,622,378
7,212		Rockwell Automation, Inc.	519,336

			2,141,714

		Media: 5.0%
13,816		Gannett Co., Inc.	772,729
20,759		John Wiley & Sons, Inc.	689,199
48,266		McGraw-Hill Cos, Inc.	2,424,401
72,619	@@	Reed Elsevier NV	1,088,442
13,644		Walt Disney Co.	409,320

			5,384,091

		Mining: 3.2%
18,004		Alcoa, Inc.	582,609
22,076	@@	Inco Ltd.	1,454,808
26,108	@@	Rio Tinto PLC	1,374,746

			3,412,163

		Miscellaneous Manufacturing: 1.3%
1,787		3M Co.	144,336
30,196		General Electric Co.	995,260
3,945		Parker Hannifin Corp.	306,132

			1,445,728

		Office/ Business Equipment: 1.2%
17,732	@@	Canon, Inc. ADR	1,299,224

			1,299,224

		Oil & Gas: 7.7%
13,033		Apache Corp.	889,502
40,320		ChevronTexaco Corp.	2,502,259
19,461		ConocoPhillips	1,275,279
25,428		Exxon Mobil Corp.	1,560,008
11,649		Occidental Petroleum Corp.	1,194,605
18,123		Pioneer Natural Resources Co.	841,088

			8,262,741

		Oil & Gas Services: 0.5%
10,433	@	Weatherford International Ltd.	517,685

			517,685

		Pharmaceuticals: 7.4%
25,127		Abbott Laboratories	1,095,788
15,056	@	Barr Pharmaceuticals, Inc.	718,021
26,590		Bristol-Myers Squibb Co.	687,617
16,233		Eli Lilly & Co.	897,198
23,202		Merck & Co., Inc.	845,249
16,761	@@	Novartis AG ADR	903,753
28,642		Pfizer, Inc.	672,228
1,974	@@	Roche Holding AG	325,735
6,117	@@	Roche Holding AG ADR	504,590
54,322		Schering-Plough Corp.	1,033,748
8,746	@@	Teva Pharmaceutical Industries Ltd ADR	276,286

			7,960,213

		Retail: 7.2%
7,801		Barnes & Noble, Inc.	284,737
4,688		Costco Wholesale Corp.	267,825
18,841		CVS Corp.	578,419
22,302		Federated Department Stores	816,253
2,821	@	GameStop Corp.	96,619
14,129		Lowe’s Cos., Inc.	857,206
20,193		Nordstrom, Inc.	737,045
15,404		Staples, Inc.	374,625
33,904		Target Corp.	1,656,888
42,431		Walgreen Co.	1,902,606
3,038		Yum! Brands, Inc.	152,720

			7,724,943

		Savings & Loans: 1.6%
7,714		Golden West Financial Corp.	572,379
26,113		Washington Mutual, Inc.	1,190,231

			1,762,610

		Semiconductors: 3.0%
27,750		Applied Materials, Inc.	451,770
5,921	@	Freescale Semiconductor, Inc.	174,077
55,010		Intel Corp.	1,042,440
51,258		Texas Instruments, Inc.	1,552,605

			3,220,892

		Software: 2.5%
22,955	@	Adobe Systems, Inc.	696,914
17,495		Automatic Data Processing, Inc.	793,398
7,446	@	Fiserv, Inc.	337,751
38,797		Microsoft Corp.	903,970

			2,732,033

		Telecommunications: 7.1%
6,422		Alltel Corp.	409,916
66,308		AT&T, Inc.	1,849,330
44,495		BellSouth Corp.	1,610,719
3,000		CenturyTel, Inc.	111,450
30,871	@	Cisco Systems, Inc.	602,911
64,389		Motorola, Inc.	1,297,438
58,775	@@	Nokia OYJ ADR	1,190,782
15,424		Verizon Communications, Inc.	516,550

			7,589,096

		Transportation: 3.5%
14,611		Burlington Northern Santa Fe Corp.	1,157,922
48,355		Norfolk Southern Corp.	2,573,454

			3,731,376

		Total Common Stock (Cost $98,437,075)	105,893,124

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER FUND PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 1.0%
	U.S. Government Agency Obligations: 1.0%
$1,064,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$1,063,583

	Total Short-Term Investments (Cost $1,063,583)	1,063,583

Total Investments In Securities (Cost $99,500,658)*	99.8%	$106,956,707
Other Assets and Liabilities-Net	0.2	187,991

Net Assets	100.0%	$107,144,698

@	Non-income producing security.
@@	Foreign Issuer.
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $99,568,398. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,591,746
Gross Unrealized Depreciation	(3,203,437)

Net Unrealized Appreciation	$7,388,309

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER MID CAP VALUE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.2%
		Advertising: 1.5%
1,221,620	@,L	Interpublic Group of Cos., Inc.	$10,200,527

			10,200,527

		Agriculture: 2.2%
327,000	L	UST, Inc.	14,777,130

			14,777,130

		Auto Parts & Equipment: 1.0%
111,100		BorgWarner, Inc.	7,232,610

			7,232,610

		Banks: 8.4%
67,544		City National Corp.	4,396,439
235,315		Keycorp	8,396,039
188,365		Marshall & Ilsley Corp.	8,615,815
225,551		Mellon Financial Corp.	7,765,721
156,300		PNC Financial Services Group, Inc.	10,967,571
100,000		Regions Financial Corp.	3,312,000
223,900	L	TCF Financial Corp.	5,922,155
106,000		Zions Bancorporation	8,261,640

			57,637,380

		Beverages: 1.9%
188,479		Molson Coors Brewing Co.	12,793,955

			12,793,955

		Chemicals: 5.8%
184,373		Air Products & Chemicals, Inc.	11,785,122
168,641		Ashland, Inc.	11,248,355
267,800		International Flavors & Fragrances, Inc.	9,437,272
106,528		PPG Industries, Inc.	7,030,848

			39,501,597

		Coal: 1.6%
301,100	L	Massey Energy Co.	10,839,600

			10,839,600

		Commercial Services: 1.1%
227,957	L	RR Donnelley & Sons Co.	7,283,226

			7,283,226

		Computers: 5.1%
499,768	@	BISYS Group, Inc.	6,846,822
330,300	@,L	Dell, Inc.	8,062,623
407,200	@	NCR Corp.	14,919,808
312,900	@,L	Palm, Inc.	5,037,690

			34,866,943

		Distribution/ Wholesale: 2.2%
199,844		WW Grainger, Inc.	15,034,264

			15,034,264

		Diversified Financial Services: 2.5%
174,200	@	E*TRADE Financial Corp.	3,975,244
287,786		Federated Investors, Inc.	9,065,259
38,100		Legg Mason, Inc.	3,791,712

			16,832,215

		Electric: 8.2%
211,700	@	Allegheny Energy, Inc.	7,847,719
251,729		Edison International	9,817,431
160,800	L	FirstEnergy Corp.	8,716,968
210,044	@,L	NRG Energy, Inc.	10,119,920
203,826		NSTAR	5,829,424
223,839		Pacific Gas & Electric Co.	8,792,396
158,000		PPL Corp.	5,103,400

			56,227,258

		Electronics: 2.8%
1,095,220		Symbol Technologies, Inc.	11,817,424
140,200	@	Thomas & Betts Corp.	7,192,260

			19,009,684

		Environmental Control: 1.4%
232,872		Republic Services, Inc.	9,394,056

			9,394,056

		Food: 4.1%
170,175		HJ Heinz Co.	7,014,614
640,012	L	Safeway, Inc.	16,640,312
100,800		WM Wrigley Jr. Co.	4,572,288

			28,227,214

		Healthcare — Products: 1.0%
417,600	@	Boston Scientific Corp.	7,032,384

			7,032,384

		Healthcare — Services: 2.8%
191,378	@,L	Laboratory Corp. of America Holdings	11,909,453
537,621	@,L	Tenet Healthcare Corp.	3,752,595
84,036	@	Triad Hospitals, Inc.	3,326,145

			18,988,193

		Insurance: 11.5%
39,206		AMBAC Financial Group, Inc.	3,179,607
238,100		AON Corp.	8,290,642
88,940		Assurant, Inc.	4,304,696
156,196		Cigna Corp.	15,386,868
268,444		Genworth Financial, Inc.	9,352,589
237,118	@@	Platinum Underwriters Holdings Ltd.	6,634,562
276,271		PMI Group, Inc.	12,316,161

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER MID CAP VALUE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Insurance (continued)
772,519	L	UnumProvident Corp.	$14,005,769
10,986	@	White Mountain Insurance	5,350,182

			78,821,076

		Leisure Time: 2.1%
156,700		Harley-Davidson, Inc.	8,601,263
157,231	@,L	Royal Caribbean Cruises Ltd.	6,014,086

			14,615,349

		Lodging: 1.7%
168,600	L	Harrah’s Entertainment, Inc.	12,000,948

			12,000,948

		Machinery — Diversified: 1.5%
126,964		Deere & Co.	10,600,224

			10,600,224

		Media: 3.1%
470,398		Clear Channel Communications, Inc.	14,558,818
245,685		Entercom Communications Corp.	6,427,120

			20,985,938

		Mining: 1.4%
75,583	L	Freeport-McMoRan Copper & Gold, Inc.	4,188,054
243,000	@@,L	Novelis, Inc.	5,243,940

			9,431,994

		Miscellaneous Manufacturing: 1.3%
325,200	@@,L	Tyco International Ltd.	8,943,000

			8,943,000

		Office/ Business Equipment: 2.3%
1,145,121	@,L	Xerox Corp.	15,928,633

			15,928,633

		Oil & Gas: 2.7%
170,000		Hess Corp.	8,984,500
74,696		Tesoro Petroleum Corp.	5,554,395
49,976	@,L	Transocean, Inc.	4,014,072

			18,552,967

		Oil & Gas Services: 0.7%
97,218	@,L	Weatherford International Ltd.	4,823,957

			4,823,957

		Packaging & Containers: 1.7%
318,494	L	Ball Corp.	11,797,018

			11,797,018

		Pharmaceuticals: 1.1%
48,744	@@,L	Shire Pharmaceuticals PLC ADR	2,155,947
170,300	@@,L	Teva Pharmaceutical Industries Ltd ADR	5,379,777

			7,535,724

		Pipelines: 1.6%
137,000	L	Questar Corp.	11,027,130

			11,027,130

		Real Estate Investment Trust: 2.1%
408,300		Annaly Mortgage Management, Inc.	5,230,323
169,200		Host Marriott Corp.	3,700,404
99,900		Prologis	5,206,788

			14,137,515

		Retail: 2.7%
87,300		Abercrombie & Fitch Co.	4,839,039
149,890		CVS Corp.	4,601,623
48,078		Federated Department Stores	1,759,655
112,300		JC Penney Co., Inc.	7,581,373

			18,781,690

		Savings & Loans: 0.9%
454,499	L	Hudson City Bancorp, Inc.	6,058,472

			6,058,472

		Semiconductors: 1.6%
362,900	@	Freescale Semiconductor, Inc.	10,669,260

			10,669,260

		Telecommunications: 1.3%
246,387	@	Cincinnati Bell, Inc.	1,010,187
499,700	@,L	Juniper Networks, Inc.	7,990,203

			9,000,390

		Transportation: 1.3%
122,200		CSX Corp.	8,607,765

			8,607,765

		Total Common Stock (Cost $647,114,673)	658,197,286

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 21.8%
	U.S. Government Agency Obligation: 3.4%
$22,825,000	Federal Home Loan Bank, 3.200%, due 01/03/06	$22,816,060

	Total U.S. Government Agency Obligation (Cost $22,816,060)	22,816,060

	Securities Lending CollateralCC: 18.4%
126,075,341	The Bank of New York Institutional Cash Reserves Fund	126,075,341

	Total Securities Lending Collateral (Cost $126,075,341)	126,075,341

	Total Short-Term Investments (Cost $148,891,401)	148,891,401

Total Investments In Securities (Cost $796,006,074)*	118.0%	$807,088,687
Other Assets and Liabilities-Net	(18.0)	(123,126,412)

Net Assets	100.0%	$683,962,275

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIONEER MID CAP VALUE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $798,312,606. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$33,641,148
Gross Unrealized Depreciation	(24,865,067)

Net Unrealized Appreciation	$8,776,081

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.7%
		Advertising: 0.2%
14,075	@,L	Interpublic Group of Cos., Inc.	$117,526
5,581		Omnicom Group	497,211

			614,737

		Aerospace/ Defense: 2.1%
26,157		Boeing Co.	2,142,520
13,206		General Dynamics Corp.	864,465
4,019		Goodrich Corp.	161,926
3,980		L-3 Communications Holdings, Inc.	300,172
11,587		Lockheed Martin Corp.	831,251
11,245		Northrop Grumman Corp.	720,355
14,712		Raytheon Co.	655,714
5,598		Rockwell Collins, Inc.	312,760
33,071		United Technologies Corp.	2,097,363

			8,086,526

		Agriculture: 1.9%
68,307		Altria Group, Inc.	5,015,783
21,470		Archer-Daniels-Midland Co.	886,282
8,847		Monsanto Co.	744,829
2,781	L	Reynolds America, Inc.	320,649
5,291	L	UST, Inc.	239,100

			7,206,643

		Airlines: 0.1%
23,252		Southwest Airlines Co.	380,635

			380,635

		Apparel: 0.3%
12,590	@	Coach, Inc.	376,441
3,681		Jones Apparel Group, Inc.	117,019
3,463	L	Liz Claiborne, Inc.	128,339
6,225	L	Nike, Inc.	504,225
2,926		VF Corp.	198,734

			1,324,758

		Auto Manufacturers: 0.4%
61,218	L	Ford Motor Co.	424,241
18,411	L	General Motors Corp.	548,464
2,100	@	Navistar International Corp.	51,681
5,452	L	Paccar, Inc.	449,136

			1,473,522

		Auto Parts & Equipment: 0.2%
2,050	L	Cooper Tire & Rubber Co.	22,837
5,612	@,L	Goodyear Tire & Rubber Co.	62,293
6,377		Johnson Controls, Inc.	524,317

			609,447

		Banks: 6.6%
11,310		AmSouth Bancorp	299,150
149,284		Bank of America Corp.	7,180,560
25,329		Bank of New York	815,594
17,993		BB&T Corp.	748,329
5,314		Comerica, Inc.	276,275
6,045		Commerce BanCorp, Inc.	215,625
4,225		Compass Bancshares, Inc.	234,910
18,244		Fifth Third BanCorp	674,116
4,064	L	First Horizon National Corp.	163,373
8,022		Huntington Bancshares, Inc.	189,159
13,317		Keycorp	475,151
2,581		M&T Bank Corp.	304,352
7,286	L	Marshall & Ilsley Corp.	333,262
13,670		Mellon Financial Corp.	470,658
17,747	L	National City Corp.	642,264
15,218		North Fork Bancorporation, Inc.	459,127
6,028		Northern Trust Corp.	333,348
9,683		PNC Financial Services Group, Inc.	679,456
14,984	L	Regions Financial Corp.	496,270
10,934		State Street Corp.	635,156
11,895		SunTrust Banks, Inc.	907,113
10,556		Synovus Financial Corp.	282,690
58,223		US BanCorp.	1,797,926
52,616		Wachovia Corp.	2,845,473
54,956		Wells Fargo & Co.	3,686,448
3,473		Zions Bancorporation	270,686

			25,416,471

		Beverages: 2.1%
25,280	L	Anheuser-Busch Cos., Inc.	1,152,515
2,725		Brown-Forman Corp.	194,701
67,047		Coca-Cola Co.	2,884,362
9,802		Coca-Cola Enterprises, Inc.	199,667
6,475	@	Constellation Brands, Inc.	161,875
1,843	L	Molson Coors Brewing Co.	125,103
4,507		Pepsi Bottling Group, Inc.	144,900
54,059		PepsiCo, Inc.	3,245,702

			8,108,825

		Biotechnology: 1.0%
38,574	@	Amgen, Inc.	2,516,182
11,300	@,L	Biogen Idec, Inc.	523,529
8,531	@	Genzyme Corp.	520,818
8,136	@,L	Medimmune, Inc.	220,486
1,699	@,L	Millipore Corp.	107,020

			3,888,035

		Building Materials: 0.2%
5,852		American Standard Cos, Inc.	253,216
12,994		Masco Corp.	385,142
3,260		Vulcan Materials Co.	254,280

			892,638

		Chemicals: 1.3%
7,265		Air Products & Chemicals, Inc.	464,379
2,339		Ashland, Inc.	156,011

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Chemicals (continued)
31,463		Dow Chemical Co.	$1,228,001
2,663		Eastman Chemical Co.	143,802
5,985	L	Ecolab, Inc.	242,871
30,213		EI Du Pont de Nemours & Co.	1,256,861
3,576	@	Hercules, Inc.	54,570
2,643		International Flavors & Fragrances, Inc.	93,139
5,419		PPG Industries, Inc.	357,654
10,523		Praxair, Inc.	568,242
4,755		Rohm & Haas Co.	238,321
3,726		Sherwin-Williams Co.	176,910
2,177	L	Sigma-Aldrich Corp.	158,137

			5,138,898

		Coal: 0.1%
5,990		Consol Energy, Inc.	279,853

			279,853

		Commercial Services: 0.8%
4,616	@,L	Apollo Group, Inc.	238,509
32,722		Cendant Corp.	533,041
4,527	@	Convergys Corp.	88,277
4,161		Equifax, Inc.	142,889
10,538		H&R Block, Inc.	251,437
10,016		McKesson Corp.	473,556
7,989		Moody’s Corp.	435,081
10,970	L	Paychex, Inc.	427,611
5,499	L	Robert Half International, Inc.	230,958
7,102		RR Donnelley & Sons Co.	226,909

			3,048,268

		Computers: 3.5%
3,857	@,L	Affiliated Computer Services, Inc.	199,060
27,824	@	Apple Computer, Inc.	1,589,307
6,144	@	Computer Sciences Corp.	297,615
74,311	@	Dell, Inc.	1,813,932
16,890	L	Electronic Data Systems Corp.	406,373
77,352	@	EMC Corp.	848,551
9,549	@,L	Gateway, Inc.	18,143
91,254		Hewlett-Packard Co.	2,890,927
50,720		International Business Machines Corp.	3,896,310
3,446	@	Lexmark International, Inc.	192,390
5,956	@,L	NCR Corp.	218,228
12,166	@,L	Network Appliance, Inc.	429,460
6,405	@	Sandisk Corp.	326,527
113,659	@	Sun Microsystems, Inc.	471,685
10,759	@	Unisys Corp.	67,567

			13,666,075

		Cosmetics/ Personal Care: 2.0%
2,461		Alberto-Culver Co.	119,900
14,793		Avon Products, Inc.	458,583
16,895		Colgate-Palmolive Co.	1,012,011
3,945		Estee Lauder Cos., Inc.	152,553
107,347		Procter & Gamble Co.	5,968,493

			7,711,540

		Distribution/ Wholesale: 0.1%
5,672		Genuine Parts Co.	236,296
2,475		WW Grainger, Inc.	186,194

			422,490

		Diversified Financial Services: 8.1%
40,364		American Express Co.	2,148,172
7,993		Ameriprise Financial, Inc.	357,047
9,890	L	Capital One Financial Corp.	845,101
33,818		Charles Schwab Corp./ The	540,412
6,570		CIT Group, Inc.	343,545
162,621		Citigroup, Inc.	7,844,837
19,801		Countrywide Financial Corp.	754,022
13,722	@,L	E*Trade Financial Corp.	313,136
31,662		Fannie Mae	1,522,942
2,764		Federated Investors, Inc.	87,066
5,009		Franklin Resources, Inc.	434,831
22,691		Freddie Mac	1,293,614
14,133		Goldman Sachs Group, Inc.	2,126,027
7,052		Janus Capital Group, Inc.	126,231
113,661		JPMorgan Chase & Co.	4,773,762
4,320		Legg Mason, Inc.	429,926
17,517		Lehman Brothers Holdings, Inc.	1,141,233
30,159		Merrill Lynch & Co., Inc.	2,097,860
35,041		Morgan Stanley	2,214,942
13,443		SLM Corp.	711,404
8,670		T. Rowe Price Group, Inc.	327,813
3,947		The Bear Stearns Cos., Inc.	552,896

			30,986,819

		Electric: 3.1%
21,293	@	AES Corp.	392,856
5,326	@	Allegheny Energy, Inc.	197,435
6,724	L	Ameren Corp.	339,562
12,803		American Electric Power Co., Inc.	438,503
10,061	L	CenterPoint Energy Resources Corp.	125,763
7,247	@,L	CMS Energy Corp.	93,776
7,970	L	Consolidated Edison, Inc.	354,187
5,792		Constellation Energy Group, Inc.	315,780
11,355		Dominion Resources, Inc.	849,240
5,809	L	DTE Energy Co.	236,659
40,398		Duke Energy Corp.	1,186,489
10,602		Edison International	413,478
6,816		Entergy Corp.	482,232
21,913		Exelon Corp.	1,245,316
10,741		FirstEnergy Corp.	582,270
13,251	L	FPL Group, Inc.	548,326
8,911		NiSource, Inc.	194,616
11,338		Pacific Gas & Electric Co.	445,357
3,241	L	Pinnacle West Capital Corp.	129,348
12,358		PPL Corp.	399,163
8,176		Progress Energy, Inc.	350,505
8,195		Public Service Enterprise Group, Inc.	541,853
24,301	L	Southern Co.	778,847
6,571	L	TECO Energy, Inc.	98,171
15,198		TXU Corp.	908,688
13,127		Xcel Energy, Inc.	251,776

			11,900,196

		Electrical Components & Equipment: 0.4%
5,731	L	American Power Conversion	111,697
13,454		Emerson Electric Co.	1,127,580
4,720		Molex, Inc.	158,450

			1,397,727

		Electronics: 0.5%
14,082	@	Agilent Technologies, Inc.	444,428
6,018		Applera Corp. — Applied Biosystems Group	194,682
4,050	@,L	Fisher Scientific International, Inc.	295,853
5,735		Jabil Circuit, Inc.	146,816
4,119		PerkinElmer, Inc.	86,087
16,659	@	Sanmina-SCI Corp.	76,631
29,727	@,L	Solectron Corp.	101,666
8,204		Symbol Technologies, Inc.	88,521
2,679		Tektronix, Inc.	78,816
5,303	@	Thermo Electron Corp.	192,181
3,431	@	Waters Corp.	152,336

			1,858,017

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Engineering & Construction: 0.1%
2,864		Fluor Corp.	$266,152

			266,152

		Entertainment: 0.1%
10,995		International Game Technology	417,150

			417,150

		Environmental Control: 0.2%
7,932	@,L	Allied Waste North America, Inc.	90,108
17,831		Waste Management, Inc.	639,776

			729,884

		Food: 1.4%
6,030		Campbell Soup Co.	223,773
16,876		ConAgra Foods, Inc.	373,128
4,435	@	Dean Foods Co.	164,938
11,617		General Mills, Inc.	600,134
5,809		Hershey Foods Corp.	319,902
10,941		HJ Heinz Co.	450,988
7,980	L	Kellogg Co.	386,471
23,822		Kroger Co.	520,749
4,328		McCormick & Co., Inc.	145,204
14,591		Safeway, Inc.	379,366
24,834		Sara Lee Corp.	397,841
6,633	L	Supervalu, Inc.	203,633
20,284		Sysco Corp.	619,879
8,020		Tyson Foods, Inc.	119,177
4,500		Whole Foods Market, Inc.	290,880
7,341		WM Wrigley Jr. Co.	332,988

			5,529,051

		Forest Products & Paper: 0.4%
16,177		International Paper Co.	522,517
3,538	L	Louisiana-Pacific Corp.	77,482
5,868		MeadWestvaco Corp.	163,893
6,000	L	Plum Creek Timber Co., Inc.	213,000
3,611	L	Temple-Inland, Inc.	154,804
7,985	L	Weyerhaeuser Co.	497,066

			1,628,762

		Gas: 0.2%
5,665		KeySpan Corp.	228,866
1,423		Nicor, Inc.	59,055
1,205	L	Peoples Energy Corp.	43,272
8,487		Sempra Energy	385,989

			717,182

		Hand/ Machine Tools: 0.1%
2,487		Black & Decker Corp.	210,052
1,849	L	Snap-On, Inc.	74,737
2,407	L	Stanley Works	113,659

			398,448

		Healthcare — Products: 3.0%
1,720	L	Bausch & Lomb, Inc.	84,349
21,296		Baxter International, Inc.	782,841
8,122		Becton Dickinson & Co.	496,498
8,048		Biomet, Inc.	251,822
39,857	@	Boston Scientific Corp.	671,192
3,436		CR Bard, Inc.	251,721
96,865		Johnson & Johnson	5,804,151
39,548		Medtronic, Inc.	1,855,592
4,485	@,L	Patterson Cos, Inc.	156,661
11,806	@	St. Jude Medical, Inc.	382,751
9,598	L	Stryker Corp.	404,172
8,138	@,L	Zimmer Holdings, Inc.	461,587

			11,603,337

		Healthcare — Services: 1.6%
18,549		Aetna, Inc.	740,662
5,310	@	Coventry Health Care, Inc.	291,731
13,396	L	HCA, Inc.	578,037
8,057	L	Health Management Associates, Inc.	158,803
5,298	@	Humana, Inc.	284,503
4,115	@	Laboratory Corp. of America Holdings	256,076
2,527	L	Manor Care, Inc.	118,567
5,316		Quest Diagnostics	318,535
14,903	@	Tenet Healthcare Corp.	104,023
44,064		UnitedHealth Group, Inc.	1,973,186
20,854	@	WellPoint, Inc.	1,517,546

			6,341,669

		Home Builders: 0.2%
4,032	L	Centex Corp.	202,810
8,850	L	DR Horton, Inc.	210,807
2,512		KB Home	115,175
4,490		Lennar Corp.	199,221
6,964	L	Pulte Homes, Inc.	200,494

			928,507

		Home Furnishings: 0.1%
2,150	L	Harman International Industries, Inc.	183,546
2,506	L	Whirlpool Corp.	207,121

			390,667

		Household Products/ Wares: 0.5%
3,598		Avery Dennison Corp.	208,900
4,892		Clorox Co.	298,265
4,778		Fortune Brands, Inc.	339,286
15,042		Kimberly-Clark Corp.	928,091

			1,774,542

		Housewares: 0.1%
9,008		Newell Rubbermaid, Inc.	232,677

			232,677

		Insurance: 4.7%
10,536	@@	ACE Ltd	533,016
16,341		Aflac, Inc.	757,405
20,783		Allstate Corp.	1,137,454
3,476		AMBAC Financial Group, Inc.	281,904
84,971		American International Group, Inc.	5,017,538
10,422		AON Corp.	362,894
13,572		Chubb Corp.	677,243
3,916		Cigna Corp.	385,765
5,689		Cincinnati Financial Corp.	267,440
11,935		Genworth Financial, Inc.	415,815
9,934		Hartford Financial Services Group, Inc.	840,416
9,354		Lincoln National Corp.	527,940
13,281		Loews Corp.	470,811
17,808		Marsh & McLennan Cos., Inc.	478,857
4,399	L	MBIA, Inc.	257,561
24,891		Metlife, Inc.	1,274,668
2,872		MGIC Investment Corp.	186,680
9,126		Principal Financial Group	507,862
25,596		Progressive Corp.	658,073
16,093	L	Prudential Financial, Inc.	1,250,426
3,899		Safeco Corp.	219,709
22,853		St. Paul Cos.	1,018,787
3,329		Torchmark Corp.	202,137
9,742		UnumProvident Corp.	176,622
5,899	@@	XL Capital Ltd	361,609

			18,268,632

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Internet: 1.7%
10,130	@,L	Amazon.com, Inc.	$391,828
37,882	@	eBay, Inc.	1,109,564
6,740	@	Google, Inc.	2,826,284
4,150	@	Monster Worldwide, Inc.	177,039
33,860	@,L	Symantec Corp.	526,184
8,030	@,L	VeriSign, Inc.	186,055
41,018	@,L	Yahoo!, Inc.	1,353,594

			6,570,548

		Iron/ Steel: 0.3%
2,835		Allegheny Technologies, Inc.	196,295
10,152		Nucor Corp.	550,746
4,086		United States Steel Corp.	286,510

			1,033,551

		Leisure Time: 0.3%
3,105		Brunswick Corp.	103,241
14,165	L	Carnival Corp.	591,247
8,790		Harley-Davidson, Inc.	482,483
4,181		Sabre Holdings Corp.	91,982

			1,268,953

		Lodging: 0.4%
5,987	L	Harrah’s Entertainment, Inc.	426,155
10,677		Hilton Hotels Corp.	301,946
10,762		Marriott International, Inc.	410,247
7,089	L	Starwood Hotels & Resorts	427,750

			1,566,098

		Machinery — Construction & Mining: 0.4%
21,905		Caterpillar, Inc.	1,631,484

			1,631,484

		Machinery — Diversified: 0.3%
1,491	L	Cummins, Inc.	182,275
7,674		Deere & Co.	640,702
5,822		Rockwell Automation, Inc.	419,242

			1,242,219

		Media: 3.2%
25,265		CBS Corp. — Class B	683,418
16,462		Clear Channel Communications, Inc.	509,499
69,117	@,L	Comcast Corp.	2,262,891
1,912	L	Dow Jones & Co., Inc.	66,939
2,780		EW Scripps Co.	119,929
7,818		Gannett Co., Inc.	437,261
11,707		McGraw-Hill Cos, Inc.	588,043
1,428		Meredith Corp.	70,743
4,664	L	New York Times Co.	114,455
77,385		News Corp., Inc.	1,484,244
140,078		Time Warner, Inc.	2,423,349
7,163	L	Tribune Co.	232,296
7,309	@,L	Univision Communications, Inc.	244,852
23,660	@	Viacom, Inc.	847,974
71,799		Walt Disney Co.	2,153,970

			12,239,863

		Mining: 0.7%
28,628		Alcoa, Inc.	926,402
6,163		Freeport-McMoRan Copper & Gold, Inc.	341,492
14,673		Newmont Mining Corp.	776,642
6,638		Phelps Dodge Corp.	545,378

			2,589,914

		Miscellaneous Manufacturing: 5.2%
24,662		3M Co.	1,991,950
3,030	@	Cooper Industries Ltd.	281,548
7,738		Danaher Corp.	497,708
6,628		Dover Corp.	327,622
9,355		Eastman Kodak Co.	222,462
4,890		Eaton Corp.	368,706
340,160		General Electric Co.	11,211,674
27,082		Honeywell International, Inc.	1,091,405
13,546		Illinois Tool Works, Inc.	643,435
10,815	@@,L	Ingersoll-Rand Co.	462,666
6,068		ITT Industries, Inc.	300,366
6,101	L	Leggett & Platt, Inc.	152,403
3,952		Pall Corp.	110,656
3,910		Parker Hannifin Corp.	303,416
4,257	L	Textron, Inc.	392,410
66,623	@@	Tyco International Ltd.	1,832,133

			20,190,560

		Office/ Business Equipment: 0.2%
7,349		Pitney Bowes, Inc.	303,514
30,042	@,L	Xerox Corp.	417,884

			721,398

		Oil & Gas: 8.0%
14,998		Anadarko Petroleum Corp.	715,255
10,846		Apache Corp.	740,240
13,480		Chesapeake Energy Corp.	407,770
72,510		ChevronTexaco Corp.	4,499,971
53,999		ConocoPhillips	3,538,554
14,394		Devon Energy Corp.	869,542
7,967		EOG Resources, Inc.	552,432
197,920		Exxon Mobil Corp.	12,142,392
7,890	L	Hess Corp.	416,987
7,424		Kerr-McGee Corp.	514,854
11,857		Marathon Oil Corp.	987,688
5,350		Murphy Oil Corp.	298,851
10,302	@,@@	Nabors Industries Ltd.	348,105
4,506	@,L	Noble Corp.	335,337
14,012		Occidental Petroleum Corp.	1,436,931
3,572	L	Rowan Cos., Inc.	127,127
4,398		Sunoco, Inc.	304,737
10,629	@	Transocean, Inc.	853,721
20,136		Valero Energy Corp.	1,339,447
11,876		XTO Energy, Inc.	525,751

			30,955,692

		Oil & Gas Services: 1.6%
11,150		Baker Hughes, Inc.	912,628
10,540		BJ Services Co.	392,720
16,951	L	Halliburton Co.	1,257,934
5,735	@,L	National-Oilwell, Inc.	363,140
38,597		Schlumberger Ltd.	2,513,051
11,365	@	Weatherford International Ltd.	563,931

			6,003,404

		Packaging & Containers: 0.1%
3,526		Ball Corp.	130,603
3,426		Bemis Co.	104,904
4,721	@	Pactiv Corp.	116,845
2,650		Sealed Air Corp.	138,012

			490,364

		Pharmaceuticals: 5.8%
49,928		Abbott Laboratories	2,177,360
4,981		Allergan, Inc.	534,262
6,862	L	AmerisourceBergen Corp.	287,655
3,515	@	Barr Pharmaceuticals, Inc.	167,630
64,338		Bristol-Myers Squibb Co.	1,663,781
13,662		Cardinal Health, Inc.	878,876
14,471		Caremark Rx, Inc.	721,669
36,968		Eli Lilly & Co.	2,043,221
4,763	@	Express Scripts, Inc.	341,698
10,704	@	Forest Laboratories, Inc.	414,138
14,885	@	Gilead Sciences, Inc.	880,597
5,216	@	Hospira, Inc.	223,975
7,699	@	King Pharmaceuticals, Inc.	130,883

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Pharmaceuticals (continued)
9,869	@	Medco Health Solutions, Inc.	$565,296
71,397		Merck & Co., Inc.	2,600,993
6,983		Mylan Laboratories	139,660
239,697		Pfizer, Inc.	5,625,689
48,320		Schering-Plough Corp.	919,530
3,328	@	Watson Pharmaceuticals, Inc.	77,476
44,141		Wyeth	1,960,302

			22,354,691

		Pipelines: 0.3%
11,224	@	Dynegy, Inc.	61,395
22,794	L	El Paso Corp.	341,910
3,425		Kinder Morgan, Inc.	342,123
19,526		Williams Cos., Inc.	456,127

			1,201,555

		Real Estate Investment Trust: 0.9%
3,172		Apartment Investment & Management Co.	137,823
7,005		Archstone-Smith Trust	356,344
2,930		Boston Properties, Inc.	264,872
12,102		Equity Office Properties Trust	441,844
9,537		Equity Residential	426,590
6,925		Kimco Realty Corp.	252,693
8,025		Prologis	418,263
2,700		Public Storage, Inc.	204,930
6,006		Simon Property Group LP	498,138
3,895		Vornado Realty Trust	379,957

			3,381,454

		Retail: 5.8%
4,780	@,L	Autonation, Inc.	102,483
1,752	@,L	Autozone, Inc.	154,526
9,164	@,L	Bed Bath & Beyond, Inc.	303,970
13,170		Best Buy Co., Inc.	722,243
3,612	@,L	Big Lots, Inc.	61,693
5,000		Circuit City Stores, Inc.	136,100
15,415		Costco Wholesale Corp.	880,659
26,843		CVS Corp.	824,080
4,219		Darden Restaurants, Inc.	166,229
2,012		Dillard’s, Inc.	64,082
10,443		Dollar General Corp.	145,993
5,038		Family Dollar Stores, Inc.	123,078
18,099		Federated Department Stores	662,423
17,992		Gap, Inc./ The	313,061
67,618		Home Depot, Inc.	2,420,048
7,682		JC Penney Co., Inc.	518,612
11,138	@,L	Kohl’s Corp.	658,479
11,358		Limited Brands	290,651
25,381		Lowe’s Cos., Inc.	1,539,865
40,761		McDonald’s Corp.	1,369,570
7,044		Nordstrom, Inc.	257,106
9,414	@	Office Depot, Inc.	357,732
2,234		OfficeMax, Inc.	91,036
4,343	L	RadioShack Corp.	60,802
3,172	@,L	Sears Holding Corp.	491,152
23,954		Staples, Inc.	582,561
25,126	@,L	Starbucks Corp.	948,758
28,244		Target Corp.	1,380,284
4,633		Tiffany & Co.	152,982
15,025		TJX Cos., Inc.	343,472
81,793		Wal-Mart Stores, Inc.	3,939,969
33,047		Walgreen Co.	1,481,827
3,772		Wendy’s International, Inc.	219,870
8,895		Yum! Brands, Inc.	447,152

			22,212,548

		Savings & Loans: 0.6%
8,406		Golden West Financial Corp.	623,725
12,253	L	Sovereign Bancorp, Inc.	248,858
31,428		Washington Mutual, Inc.	1,432,488

			2,305,071

		Semiconductors: 2.7%
15,792	@	Advanced Micro Devices, Inc.	385,641
11,875	@,L	Altera Corp.	208,406
11,816		Analog Devices, Inc.	379,766
51,158		Applied Materials, Inc.	832,852
14,986	@	Broadcom Corp.	450,329
13,420	@	Freescale Semiconductor, Inc.	394,548
190,287		Intel Corp.	3,605,939
6,459		Kla-Tencor Corp.	268,501
9,991	L	Linear Technology Corp.	334,599
12,865	@	LSI Logic Corp.	115,142
10,530		Maxim Integrated Products	338,118
23,720	@	Micron Technology, Inc.	357,223
11,082		National Semiconductor Corp.	264,306
4,164	@	Novellus Systems, Inc.	102,851
11,532	@	Nvidia Corp.	245,516
6,909	@,L	PMC — Sierra, Inc.	64,945
5,234	@	QLogic Corp.	90,234
6,507	@,L	Teradyne, Inc.	90,643
50,970		Texas Instruments, Inc.	1,543,881
11,382	L	Xilinx, Inc.	257,802

			10,331,242

		Software: 3.5%
19,656	@,L	Adobe Systems, Inc.	596,756
7,452	@	Autodesk, Inc.	256,796
18,856		Automatic Data Processing, Inc.	855,120
7,063	@,L	BMC Software, Inc.	168,806
15,104	L	CA, Inc.	310,387
5,956	@,L	Citrix Systems, Inc.	239,074
12,326	@,L	Compuware Corp.	82,584
9,903	@,L	Electronic Arts, Inc.	426,225
25,046		First Data Corp.	1,128,072
5,748	@	Fiserv, Inc.	260,729
6,544	L	IMS Health, Inc.	175,706
5,588	@,L	Intuit, Inc.	337,459
286,987		Microsoft Corp.	6,686,797
11,090	@	Novell, Inc.	73,527
127,394	@	Oracle Corp.	1,845,939
3,444	@	Parametric Technology Corp.	43,773

			13,487,750

		Telecommunications: 6.0%
3,691	@,L	ADC Telecommunications, Inc.	62,230
12,739		Alltel Corp.	813,130
5,122	@	Andrew Corp.	45,381
127,184	L	AT&T, Inc.	3,547,162
13,837	@,L	Avaya, Inc.	158,019
59,171		BellSouth Corp.	2,141,990
3,780	L	CenturyTel, Inc.	140,427
18,228	@	Ciena Corp.	87,677
199,698	@	Cisco Systems, Inc.	3,900,102
10,785	L	Citizens Communications Co.	140,744
6,573	@,L	Comverse Technology, Inc.	129,948
50,771	@	Corning, Inc.	1,228,150
4,872	@	Embarq Corp.	199,703
55,046	@,L	JDS Uniphase Corp.	139,266
18,545	@,L	Juniper Networks, Inc.	296,535
146,768	@,L	Lucent Technologies, Inc.	355,179
80,800		Motorola, Inc.	1,628,120
54,832		Qualcomm, Inc.	2,197,118
50,942	@,L	Qwest Communications International, Inc.	412,121
97,444		Sprint Corp. — FON Group	1,947,906

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING STOCK INDEX PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Telecommunications (continued)
14,720	@	Tellabs, Inc.	$195,923
95,431		Verizon Communications, Inc.	3,195,978

			22,962,809

		Textiles: 0.0%
4,486		Cintas Corp.	178,363

			178,363

		Toys/ Games/ Hobbies: 0.1%
5,813		Hasbro, Inc.	105,273
12,765		Mattel, Inc.	210,750

			316,023

		Transportation: 1.9%
11,928		Burlington Northern Santa Fe Corp.	945,294
7,206		CSX Corp.	507,591
9,980		FedEx Corp.	1,166,263
13,539		Norfolk Southern Corp.	720,546
2,037		Ryder System, Inc.	119,022
8,799		Union Pacific Corp.	817,955
35,481	L	United Parcel Service, Inc.	2,921,149

			7,197,820

		Total Common Stock (Cost $339,335,148)	376,072,154

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 12.3%
	Repurchase Agreement: 2.2%
$8,311,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.23%, due 07/03/06, 8,311,862 to be received upon repurchase (Collateralized by $8,603,000 Federal Home Loan Mortgage Corp., 5.25%, Market value plus accrued interest $8,478,099, due 04/18/16)	$8,311,000

	Total Repurchase Agreement (Cost $8,311,000)	8,311,000

	Securities Lending CollateralCC: 10.1%
38,915,689	The Bank of New York Institutional Cash Reserves Fund	38,915,689

	Total Securities Lending Collateral (Cost $38,915,689)	38,915,689

	Total Short-Term Investments (Cost $47,226,689)	47,226,689

Total Investments In Securities (Cost $386,561,837)*	110.0%	$423,298,843
Other Assets and Liabilities-Net	(10.0)	(38,425,793)

Net Assets	100.0%	$384,873,050

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $386,732,691. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$59,385,421
Gross Unrealized Depreciation	(22,819,269)

Net Unrealized Appreciation	$36,566,152

Information concerning open futures contracts for the ING Stock Index Portfolio at June 30, 2006 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain/(Loss)

S&P 500 FUTURES	27	$8,635,950	09/14/06	$107,245 $107,245

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Country Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 91.2%
		Australia: 4.7%
211,445		Amcor Ltd.	$1,048,601
14,849		Australian Gas Light Co. Ltd.	193,251
21,196		BHP Billiton Ltd.	458,446
277,204		BlueScope Steel Ltd.	1,638,787
24,141		Brambles Industries Ltd.	197,366
15,541		Coca-Cola Amatil Ltd.	81,856
65,202		Coles Myer Ltd.	550,431
50,091		Commonwealth Bank of Australia	1,650,135
4,459		CSL Ltd./Australia	177,821
45,693		Foster’s Group Ltd.	185,514
176,920		Insurance Australia Group Ltd.	703,050
37,675		John Fairfax Holdings Ltd.	105,027
24,373		Leighton Holdings Ltd.	314,130
63,026		Macquarie Airports	143,690
63,672		Mayne Group Ltd.	144,630
257,160		Prime Retail Group	1,278,240
110,035		Qantas Airways Ltd.	241,852
65,580		Santos Ltd.	590,173
50,407		SunCorp.-Metway Ltd.	723,153
43,737		Telstra Corp. Ltd.	119,521
95,897		Westpac Banking Corp.	1,652,844

			12,198,518

		Austria: 0.6%
1,344		Boehler-Uddeholm AG	73,405
5,373		Erste Bank der Oesterreichischen Sparkassen AG	302,058
15,836	@	IMMOFINANZ Immobilien Anlagen AG	175,855
3,694		OMV AG	219,682
21,964		Telekom Austria AG	489,013
3,396		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	163,272
814		Voestalpine AG	123,500
879		Wienerberger AG	41,714

			1,588,499

		Belgium: 1.0%
662		Bekaert SA	63,559
3,639		Belgacom SA	120,690
2,003		Delhaize Group	138,777
34,011		Fortis	1,157,971
2,091		Interbrew	102,496
6,255		KBC Bancassurance Holding	671,323
1,924		Solvay SA	221,070
1,837		UCB SA	99,345

			2,575,231

		Bermuda: 0.2%
15,633		Frontline Ltd.	583,431

			583,431

		Denmark: 0.6%
37		AP Moller - Maersk A/S	288,637
700		Carlsberg A/S	51,138
9,848		Danske Bank A/S	373,976
2,610		East Asiatic Co. Ltd. A/S	98,507
12,328		GN Store Nord	141,477
5,670		Novo-Nordisk A/S	360,489
1,118		Novozymes A/S	75,487
4,178	@	Vestas Wind Systems A/S	114,455

			1,504,166

		Finland: 1.5%
10,446		Fortum OYJ	266,874
3,132		Kesko OYJ	120,201
109,091		Nokia OYJ	2,211,573
4,476		Orion OYJ	88,895
17,762		Rautaruukki Oyj	534,804
17,613		Sampo OYJ	335,922
7,908		Wartsila Oyj	332,807

			3,891,076

		France: 8.5%
6,357		Accor	386,732
3,556		Air France	83,508
35,301	@	Alcatel SA	445,287
4,631	@,#	Atos Origin	302,735
33,656		AXA	1,089,364
5,323		BNP Paribas	509,008
17,828		Bouygues	915,447
2,829		Cap Gemini SA	161,335
9,215		Casino Guichard Perrachon SA	700,164
12,727		Cie de Saint-Gobain	908,173
1,581	#	Cie Generale D’Optique Essilor International SA	159,021
54,568		Credit Agricole SA	2,070,856
9,281		Gaz de France	311,187
7,184		Groupe Danone	912,242
6,342		L’Oreal SA	598,662
7,181		LVMH Moet Hennessy Louis Vuitton SA	711,755
13,385		Michelin (C.G.D.E.)	804,209
1,027		Pinault-Printemps-Redoute	130,854
15,576		Publicis Groupe	601,659
21,862		Sanofi-Synthelabo SA	2,130,025
6,370		Societe Generale	935,283
21,125		Suez SA	877,279
22,757		Technip SA	1,253,907
24,998		Thales SA	974,795
42,526		Total SA	2,793,611
1,427		Unibail	248,620

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		France (continued)
4,037		Veolia Environnement	$208,298
25,151		Vivendi Universal SA	878,591

			22,102,607

		Germany: 4.8%
5,216		Adidas-Salomon AG	250,867
3,348		Allianz AG	526,859
869		BASF AG	69,671
879		Bayer AG	40,395
1,035		Beiersdorf AG	156,169
509		Celesio AG	46,220
24,201		Commerzbank AG	876,301
15,782		Deutsche Bank AG	1,772,827
32,016		Deutsche Lufthansa AG	589,733
54,053		Deutsche Telekom AG	867,516
2,661		EON AG	305,816
1,675		Fresenius Medical Care AG	191,591
21,796		Hochtief AG	1,214,301
6,016	@	Merck KGaA	546,866
2,978		Metro AG	168,700
9,264		Muenchener Rueckversicherungs AG	1,264,127
5,035		SAP AG	1,057,942
3,539		Siemens AG	307,516
56,360		ThyssenKrupp AG	1,921,455
4,230		TUI AG	83,946
531		Wincor Nixdorf AG	67,273

			12,326,091

		Greece: 0.5%
2,417		Coca-Cola Hellenic Bottling Co.	71,970
6,574		Cosmote Mobile Communications SA	148,446
16,153		EFG Eurobank Ergasias SA	449,771
7,196		Hellenic Petroleum SA	95,464
8,145		National Bank of Greece	314,350
4,957		OPAP SA	180,147
1,804		Titan Cement Co. SA	84,702

			1,344,850

		Hong Kong: 1.7%
62,410		Cathay Pacific Airways Ltd.	109,193
100,700		CLP Holdings Ltd.	589,236
35,123		Esprit Holdings Ltd.	287,063
209,784		Hang Lung Properties Ltd.	376,803
71,237		Henderson Land Development	370,442
26,000		Hong Kong Exchanges and Clearing Ltd.	167,409
46,654		Hutchison Whampoa International Ltd.	425,992
61,000		New World Development Ltd	100,753
168,000		PCCW Ltd.	120,065
183,507	L	Sino Land Co.	293,516
34,348		Swire Pacific Ltd.	354,517
12,000		Television Broadcasts Ltd.	74,219
145,477		Wharf Holdings Ltd.	517,554
61,000		Wing Hang Bank Ltd.	535,463

			4,322,225

		Ireland: 0.7%
35,893		Allied Irish Banks PLC	862,633
30,092		C&C Group PLC	261,342
11,513		CRH PLC	375,113
27,815		Eircom Group PLC	77,557
11,288	@	Grafton Group Plc	141,562
4,315		Irish Life & Permanent PLC	103,173

			1,821,380

		Italy: 3.6%
22,453		Assicurazioni Generali S.p.A.	816,491
10,245		Autogrill S.p.A.	157,800
4,579		Autostrade S.p.A.	128,704
60,382		Banca Fideuram S.p.A.	351,185
265,927		Banca Intesa S.p.A.	1,551,606
2,942		Banche Popolari Unite Scrl	76,181
204,047		Capitalia S.p.A.	1,671,376
109,986		Enel S.p.A.	946,219
55,048		ENI-Ente Nazionale Idrocarburi S.p.A.	1,616,924
14,017	@	Fiat SpA	186,045
2,924		Italcementi SpA	73,894
2,000		Lottomatica S.p.A.	75,783
16,104		Mediaset S.p.A.	189,733
204,232		Pirelli & C S.p.A.	177,550
168,546	L	Seat Pagine Gialle SpA	78,370
385,235		Telecom Italia S.p.A.	1,072,134
37,453		UniCredito Italiano S.p.A.	292,923

			9,462,918

		Japan: 23.0%
16,800		Aiful Corp.	896,255
13,000		All Nippon Airways Co. Ltd.	50,008
5,500		Alps Electric Co. Ltd	68,758
40,897		Asahi Breweries Ltd.	574,004
28,000		Asahi Kasei Corp.	183,110
83,400		Bridgestone Corp.	1,608,798
6,000		Canon Sales Co., Inc.	123,684
49		Central Japan Railway Co.	488,180
18,400		Chugai Pharmaceutical Co., Ltd.	375,710
38,000		Dai Nippon Printing Co., Ltd.	587,555
93,000		Dainippon Screen Manufacturing Co. Ltd	851,176
56,000		Daiwa Securities Group, Inc.	667,284
53,000		Denki Kagaku Kogyo K K	220,724
37		East Japan Railway Co.	275,080
16,500		Eisai Co. Ltd.	743,220
55,000		Fujitsu Ltd.	426,262
2,970		Hakuhodo DY Holdings, Inc.	218,749
1,200		Hikari Tsushin, Inc.	64,891
178,000		Hino Motors Ltd.	1,036,264
221,000		Hitachi Ltd.	1,460,080
1,500		Ibiden Co., Ltd.	72,180
16,100		Isetan Co. Ltd.	274,206
184,000		Itochu Corp.	1,619,371
700		Jafco Co. Ltd	42,112
110,000	@	Japan Airlines Corp.	275,912
205		Japan Tobacco, Inc.	748,658
29,500		JFE Holdings, Inc.	1,252,499
41,500		Kansai Electric Power Co., Inc.	928,631
58,000	L	Kawasaki Kisen Kaisha Ltd.	335,715
219		KDDI Corp.	1,347,804
12,000		Keisei Electric Railway Co., Ltd.	67,761
35,000		Kintetsu Corp.	116,733
72,000		Kobe Steel Ltd.	225,406
43,000		Kubota Corp.	409,098
24,200		Leopalace21 Corp.	833,659
47,507		Makita Corp.	1,498,176
14,000		Marubeni Corp.	74,812
44,000		Matsushita Electric Industrial Co., Ltd.	928,975
12,000		Meiji Dairies Corp.	83,797
24		Millea Holdings, Inc.	446,759
92,000		Mitsubishi Chemical Holdings Corp.	575,191
17,000		Mitsubishi Materials Corp.	72,714
108		Mitsubishi Tokyo Financial Group, Inc.	1,513,937
31,000		Mitsui Chemicals, Inc.	202,595
34,000		Mitsui Fudosan Co., Ltd.	738,917
43,000		Mitsui OSK Lines Ltd.	292,810
38,000		Mitsui Sumitomo Insurance Co., Ltd.	476,648
158,000		Mitsui Trust Holdings, Inc.	1,892,714

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Japan (continued)
9,000		Mitsukoshi Ltd	$41,176
71		Mizuho Financial Group, Inc.	602,141
18,000		NHK Spring Co. Ltd.	207,316
10,600		Nintendo Co. Ltd.	1,781,034
21,000		Nippon Express Co. Ltd.	113,623
159,000		Nippon Steel Corp.	602,530
59		Nippon Unipac Holding	241,277
37,000		Nippon Yusen Kabushiki Kaisha	240,798
356,000		Nishi-Nippon City Bank Ltd.	1,706,348
193,000		Nisshin Steel Co. Ltd.	621,311
22,000		Nisshinbo Industries, Inc.	240,721
3,800		Nomura Holdings, Inc.	71,366
47,000		OJI Paper Co. Ltd.	267,396
2,700		Oriental Land Co. Ltd.	152,022
890		ORIX Corp.	217,171
100		Rakuten, Inc.	59,577
759		Resona Holdings, Inc.	2,397,061
18,700		Sankyo Co. Ltd	1,186,958
71,000		Sekisui House Ltd.	974,302
334,000		Shimizu Corp.	1,869,538
136,000		Shinko Securities Co., Ltd.	576,178
34,000		Shiseido Co., Ltd.	667,091
50,300		Showa Shell Sekiyu KK	590,903
166		Softbank Investment Corp.	73,397
34,000		Sompo Japan Insurance, Inc.	474,475
16,500		Sumco Corp.	941,419
21,000		Sumitomo Corp.	277,627
56,000		Sumitomo Metal Industries Ltd.	231,368
18		Sumitomo Mitsui Financial Group, Inc.	190,617
11,100		Suzuken Co. Ltd.	440,366
333,000		Taisei Corp.	1,216,610
16,000		Takashimaya Co. Ltd.	200,928
26,500		Takeda Chemical Industries Ltd.	1,649,562
58,300		Tokyo Electric Power Co., Inc.	1,610,814
62,000		Tokyo Gas Co. Ltd.	292,192
7,000		Tokyo Steel Manufacturing Co. Ltd.	153,401
113,000		Toshiba Corp.	737,830
151,000		Tosoh Corp.	602,164
119,000		Toyobo Co. Ltd.	337,307
41,800		Toyota Motor Corp.	2,184,647
67,000		UNY Co. Ltd.	988,136
41		West Japan Railway Co.	170,010
88,758		Yamaha Motor Co. Ltd.	2,325,591
91,000		Yaskawa Electric Corp.	1,060,375

			59,854,256

		Luxembourg: 0.7%
35,762		Arcelor	1,730,774

			1,730,774

		Netherlands: 5.8%
48,855		Aegon NV	834,015
17,723	@	ASML Holding NV	358,371
5,768		Buhrmann NV	83,625
1,328		Corio NV	82,611
16,953		DSM NV	705,332
2,180		Euronext NV	204,557
1,844		European Aeronautic Defense and Space Co.	52,897
53,021	@	Koninklijke Ahold NV	459,153
37,894		Koninklijke Philips Electronics NV	1,180,512
2,446		Rodamco Europe NV	239,697
99,609		Royal Dutch Shell PLC — Class A	3,347,899
104,463		Royal Dutch Shell PLC — Class B	3,648,846
63,087		Royal KPN NV	708,970
4,868		SBM Offshore NV	129,560
14,478		TPG NV	517,993
81,488		Unilever NV	1,845,444
999		Wereldhave NV	97,047
26,040		Wolters Kluwer NV	614,717

			15,111,246

		New Zealand: 0.1%
28,783		Fletcher Building Ltd	160,474
73,326		Telecom Corp. of New Zealand Ltd.	180,672

			341,146

		Norway: 0.4%
17,908		DNB Holding ASA	222,593
2,750		Norsk Hydro ASA	72,936
3,058		Orkla ASA	141,548
1,446	@	Petrojarl ASA	9,524
1,446	@	Petroleum Geo-Services ASA	87,602
7		Statoil ASA	200
5,600	@	Stolt Offshore SA	85,577
16,715		Telenor ASA	201,942
6,118		Yara International ASA	81,548

			903,470

		Portugal: 0.3%
64,775		Banco Comercial Portugues SA	184,017
7,159		Brisa-Auto Estradas de Portugal SA	74,596
45,246		Electricidade de Portugal SA	177,960
15,998		Portugal Telecom SGPS SA	193,070
68,916		Sonae SGPS SA	103,062

			732,705

		Singapore: 0.7%
77,000		CapitaLand Ltd.	219,715
222,000		ComfortDelgro Corp., Ltd.	214,796
95,000		Fraser and Neave Ltd.	240,812
14,000		Singapore Airlines Ltd.	112,316
153,827		Singapore Telecommunications Ltd.	247,073
83,000		United Overseas Bank Ltd.	817,176

			1,851,888

		Spain: 3.6%
7,827		Abertis Infraestructuras SA	183,321
5,479		Antena 3 de Television SA	125,152
15,859		Banco Bilbao Vizcaya Argentaria SA	326,335
246,020		Banco Santander Central Hispano SA	3,594,943
15,908		Ebro Puleva SA	326,410
46,090		Endesa SA	1,601,392
8,237		Fomento de Construcciones y Contratas SA	625,884
4,853		Inditex SA	204,593
1,287		Metrovacesa SA	116,212
22,162		Repsol YPF SA	634,674
101,243		Telefonica SA	1,682,926

			9,421,842

		Sweden: 2.2%
8,057		Atlas Copco AB	209,665
9,084	@	Capio AB	162,985
8,500		Castellum AB	87,043
5,969		Electrolux AB	86,102
10,669		Hennes & Mauritz AB	413,115
5,969	@	Husqvarna AB B Shares	71,951
12,084		Kungsleden AB	141,616
1,491	@	Modern Times Group AB	78,366
1,491	@	Modern Times Group AB	5,105
95,520		Nordea AB	1,138,979
7,013		Scania AB	318,504
6,037		Securitas AB	115,773

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Sweden (continued)
4,266		SKF AB	$67,278
15,666		Ssab Svenskt Stal AB	311,783
5,371		Swedish Match AB	86,514
14,137		Tele2 AB	142,836
326,859		Telefonaktiebolaget LM Ericsson	1,078,690
24,000		TeliaSonera AB	136,126
5,371		Trelleborg AB	91,603
19,016		Volvo AB	934,433

			5,678,467

		Switzerland: 6.5%
4,058		Adecco SA	239,708
10,842		Compagnie Financiere Richemont AG	495,383
11,132		Credit Suisse Group	621,078
12,177		Holcim Ltd	933,494
1,144		Kuehne & Nagel International AG	83,440
8,143		Nestle SA	2,552,917
29,758		Novartis AG	1,605,935
5,435		Phonak Holding AG	339,513
23,612		Roche Holding AG	3,896,276
15,403		Schindler Holding AG	796,613
10,184		STMicroelectronics NV	163,546
852		Swatch Group AG	143,579
247		Swisscom AG	81,239
34,071		UBS AG	3,729,588
5,229	@	Zurich Financial Services AG	1,144,750

			16,827,059

		United Kingdom: 19.5%
118,034		Amvescap PLC	1,079,859
43,215		Anglo American PLC	1,763,080
76,568		AstraZeneca PLC	4,604,138
3,124		Aviva Plc	44,213
60,949		Barclays PLC	690,937
4,525		Barratt Developments PLC	79,159
15,663		BBA Group PLC	76,845
9,525	@	Berkeley Group Holdings PLC	213,451
36,342		Boots Group PLC	516,608
341,826		BP PLC	3,963,397
40,598		Brambles Industries PLC	322,672
39,731	@	British Airways PLC	251,696
44,213		British American Tobacco PLC	1,113,164
108,710		Brixton PLC	961,869
461,687		BT Group PLC	2,039,749
7,377		Cadbury Schweppes PLC	71,039
7,306		Carnival PLC	297,048
55,756		Davis Service Group PLC	486,037
282,356		Dixons Group PLC	996,142
17,045		Electrocomponents PLC	72,879
46,584		First Choice Holidays PLC	196,744
24,171		First Group PLC	209,255
84,594		GlaxoSmithKline PLC	2,360,783
176,711		HBOS PLC	3,066,660
176,543		HSBC Holdings PLC	3,106,315
18,674	@	Intercontinental Hotels Group PLC	326,246
480,665		International Power PLC	2,524,534
164,628		iSOFT Group PLC	234,506
43,981		Ladbrokes PLC	331,580
196,792		Legal & General Group PLC	465,804
66,570		LogicaCMG PLC	214,553
60,716		Marks & Spencer Group PLC	658,481
8,189		Mitchells & Butlers PLC	77,960
6,830		National Express Group PLC	111,909
21,654		Old Mutual PLC	65,386
13,043		Reckitt Benckiser PLC	486,679
281,366		Rexam PLC	2,740,636
1,351		Rio Tinto PLC	71,138
516,338		Royal & Sun Alliance Insurance Group	1,283,676
124,020		Royal Bank of Scotland Group PLC	4,070,971
50,363		SABMiller PLC	906,661
40,169		Scottish & Newcastle PLC	378,221
90,202		Stagecoach Group PLC	192,033
59,134		Taylor Woodrow PLC	364,674
137,224		Tesco PLC	847,089
105,527		Tomkins PLC	560,857
65,713		Unilever PLC	1,475,449
166,864		United Business Media PLC	1,995,354
826,901		Vodafone Group PLC	1,759,940

			50,728,076

		Total Common Stock (Cost $240,010,478)	236,901,921

PREFERRED STOCK: 1.5%
		Germany: 1.5%
3,916		ProSieben SAT.1 Media AG	97,744
26,494		RWE AG	1,989,716
37,250		Volkswagen AG	1,864,954

			3,952,414

		Total Preferred Stock (Cost $4,098,662)	3,952,414

INVESTMENT COMPANIES: 4.4%
		Developed Markets: 4.4%
174,200	L	iShares MSCI EAFE Index Fund	11,390,938

		Total Investment Companies (Cost $11,017,610)	11,390,938

RIGHTS: 0.0%
		France: 0.0%
33,656		AXA SA	28,408

			28,408

		Greece: 0.0%
8,145		National Bank of Greece SA	25,732

			25,732

		Total Right (Cost $0)	54,140

		Total Long-Term Investments (Cost $255,126,750)	252,299,413

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 0.1%
	Securities Lending CollateralCC: 0.1%
$287,286	The Bank of New York Institutional Cash Reserves Fund	$287,286

	Total Securities Lending Collateral (Cost $287,286)	287,286

Total Investments In Securities (Cost $255,414,036)*	97.2%	$252,586,699
Other Assets and Liabilities-Net	2.8	7,354,504

Net Assets	100.0%	$259,941,203

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $256,311,970. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,881,215
Gross Unrealized Depreciation	(8,606,486)

Net Unrealized Depreciation	$(3,725,271)

Percentage of
Industry	Net Assets

Advertising	0.3%
Aerospace/ Defense	0.4
Agriculture	0.7
Airlines	0.7
Apparel	0.1
Auto Manufacturers	2.5
Auto Parts & Equipment	1.1
Banks	18.6
Beverages	1.1
Biotechnology	0.0
Building Materials	1.0
Chemicals	1.1
Commercial Services	0.9
Computers	0.4
Cosmetics/ Personal Care	0.5
Distribution/ Wholesale	0.9
Diversified Financial Services	1.8
Electric	4.6
Electrical Components & Equipment	0.9
Electronics	1.3
Engineering & Construction	2.4
Entertainment	0.3
Equity Fund	4.4
Food	3.8
Forest Products & Paper	0.2
Gas	0.3
Hand/ Machine Tools	0.9
Healthcare — Products	0.2
Healthcare — Services	0.1
Holding Companies — Diversified	1.0
Home Builders	0.6
Home Furnishings	0.4
Household Products/ Wares	0.2
Insurance	3.7
Internet	0.1
Investment Companies	0.1
Iron/ Steel	3.6
Leisure Time	1.6
Lodging	0.3
Machinery — Construction & Mining	0.1
Machinery — Diversified	0.2
Media	1.6
Metal Fabricate/ Hardware	0.0
Mining	0.9
Miscellaneous Manufacturing	0.3
Oil & Gas	6.8
Oil & Gas Services	0.6
Packaging & Containers	1.5
Pharmaceuticals	7.4
Real Estate	2.2
Real Estate Investment Trust	0.3
Retail	2.3
Semiconductors	0.6
Software	0.5
Telecommunications	6.0
Textiles	0.2
Toys/ Games/ Hobbies	0.7
Transportation	1.7
Venture Capital	0.0
Water	0.1
Securities Lending Collateral	0.1
Other Assets and Liabilities	2.8

Net Assets	100.0%

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) mandates that, when a series of ING Investors Trust (“IIT”) enters into new advisory or sub-advisory arrangements, the Board of Trustees (the “Board”) of IIT, including a majority of the Trustees who have no direct or indirect interest in the Investment Management and Portfolio Management Agreements governing those arrangements, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “IIT Non-Interested Trustees”), must approve those Investment Management and Portfolio Management Agreements. Therefore, in order for a new series of IIT to be launched, the Board must approve an Investment Management Agreement and Portfolio Management Agreement for that series prior to the commencement of its operations.

At meetings held during 2005 and 2006 (the “Meetings”), the Board considered the approval of new Investment Management and Portfolio Management Agreements for three new series of IIT (the “Portfolios”) that commenced operations during the first half of 2006. More particularly, at the Board’s meeting held on July 21, 2005, it approved the Investment Management and Portfolio Management Agreements for ING Global Real Estate Portfolio; at its November 10, 2005 meeting, the Board approved the Agreements for ING EquitiesPlus Portfolio; and at the Board’s meeting held on March 16, 2006, the Board approved the Investment Management and Portfolio Management Agreements for ING Disciplined Small Cap Value Portfolio.

At the Meetings, the Board voted to approve the Investment Management and Portfolio Agreements for each of the Portfolios for initial terms that end on November 30, 2007. In reaching these decisions, the Board took into account information furnished throughout the year at regular Board meetings with respect to ING Investments, LLC (“ING Investments”), the investment adviser to the Portfolios, and the Portfolios’ sub-advisers (“Sub-Advisers”), as well as information prepared specifically in connection with their deliberations with respect to the approval of the advisory and sub-advisory arrangements for the Portfolios. The Board’s determination took into account a number of factors that its members believed, in light of the legal advice furnished to them by Kirkpatrick & Lockhart Nicholson Graham LLP (“K&LNG”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Investment Management Agreement and Portfolio Management Agreement for each Portfolio were considered at the same Board meeting, the Trustees considered each Portfolio’s advisory and sub-advisory relationships separately.

Provided below is a discussion of certain factors the Board considered at the Meetings in considering the new advisory and sub-advisory arrangements for the Portfolios. While the Board gave its attention to the information furnished, at its request, that was most relevant to its consideration, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to approve the Investment Management and Portfolio Management Agreements for the Portfolios’ initial terms ending November 30, 2007. Each Trustee may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Portfolios’ advisory and sub-advisory arrangements.

Overview of the Contract Approval Process

In 2003, the Board determined to undertake steps to further enhance the process under which the Board determines whether to approve new advisory and sub-advisory arrangements. Among the measures the Board implemented was to retain the services of an independent consultant with experience in the mutual fund industry to assist the IIT Non-Interested Trustees in working with the personnel employed by ING Investments or its affiliates who administer IIT’s series (“Management”) to identify the types of information presented to the Trustees when considering advisory and sub-advisory relationships and to establish the format in which the information requested by the Board in this context is provided to the Board. The end result was the implementation of the current process relied upon by the Board to analyze information in connection with its review and approval of new advisory and sub-advisory relationships.

Since this process was implemented, the Board has continuously reviewed and refined the process. In addition, the Board established a Contracts Committee and two Investment Review Committees. The type and format of the information provided to the Board or its counsel to inform deliberations with respect to Investment Management and Portfolio Management Agreements has been codified in IIT’s 15(c) Methodology Guide (the “Methodology Guide”). The Methodology Guide was developed under the direction of the Board, and sets out a written blueprint under which the Board requests

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

certain information necessary to facilitate a thorough and informed review in connection with deliberations regarding advisory and sub-advisory relationships. Management provides certain portfolio-specific information to the Board based on the Methodology Guide through “Fund Analysis and Comparison Tables” or “FACT” sheets prior to the Board’s review of new Investment Management and Portfolio Management Agreements.

On its own and as part of a regular on-going process, the Board’s Contracts Committee recommends or considers recommendations from Management for refinements and other changes to the Methodology Guide. The Investment Review Committees also meet regularly with ING Investments. The proposed Sub-Advisers, ING Investment Management Co. and Clarion Real Estate Securities L.P., are affiliates of ING that manage other funds (“Funds” or “ING Funds”) in the ING Funds complex, and the Board also meets periodically with these Sub-Advisers. The Board employed its process for reviewing contracts when considering whether to approve Investment Management and Portfolio Management Agreements for the Portfolios.

Nature, Extent and Quality of Service

In determining whether to approve the Investment Management and Portfolio Management Agreements for the Portfolios for their initial terms ending November 30, 2007, the Board received and evaluated such information as it deemed necessary regarding the nature, extent and quality of services to be provided to the Portfolios by ING Investments and the proposed Sub-Advisers. This included information about ING Investments and the Sub-Advisers provided throughout the year at regular Board meetings in the context of their services to other Funds in the ING Funds complex, as well as information furnished for the Meetings.

The materials requested by and provided to the Board and/or its legal counsel prior to each of the relevant Meetings included the following items: (1) FACT sheets for each Portfolio that provide information about the proposed expenses of the Portfolio and other, similarly managed funds in a selected peer group (“Selected Peer Group”), as well as information about the Portfolio’s proposed objectives and strategies; (2) responses to a detailed series of questions from K&LNG, legal counsel to the IIT Non-Interested Trustees; (3) copies of each form of proposed Investment Management Agreement and Portfolio Management Agreement; (4) drafts of narrative summaries addressing key factors the Board could consider in determining whether to approve the new Investment Management and Portfolio Management Agreements; and (5) other information relevant to the Board’s evaluations.

In arriving at its conclusions with respect to the advisory arrangements with ING Investments, the Board was mindful of the “manager-of-managers” platform of the ING Funds. The Board considered the techniques that ING Investments developed, in response to the direction of the Board, to screen and perform due diligence on sub-advisers that are recommended to the Board to manage the Funds in the ING Funds complex.

The Board reviewed the level of staffing, quality and experience of each Portfolio’s proposed portfolio management team. The Board took into account the respective resources and reputations of ING Investments and the proposed Sub-Advisers to the Portfolios, and evaluated the ability of ING Investments and the Sub-Advisers to attract and retain qualified investment advisory personnel.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services to be provided by ING Investments and the proposed Sub-Advisers, as applicable, would be appropriate in light of the Portfolios’ anticipated operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services provided by ING Investments and the Sub-Advisers would be appropriate.

Economies of Scale

In considering the reasonableness of the proposed advisory fees, the Board considered whether economies of scale will be realized by ING Investments as a Portfolio grows larger and the extent to which this is reflected in the level of management fee rates to be charged. In this regard, the Board noted any breakpoints in advisory fee schedules that may result in a lower advisory fee in the future when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. In the case of sub-advisory fees, the Board considered that any breakpoints would inure to the benefit of ING Investments, except to the extent that these savings are passed through in the form of

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

breakpoints on advisory fees that would result in savings to a Portfolio.

Fee Rates and Profitability

The Board reviewed and considered each proposed contractual investment advisory fee rate, combined with any applicable administrative fee rate, payable by each Portfolio to ING Investments. The Board also considered the proposed contractual sub-advisory fee rates payable by ING Investments to the Sub-Advisers for sub-advisory services.

The Board considered the fee structures of the Portfolios as they relate to the services to be provided under the Agreements, and the potential fall-out benefits to ING Investments and the Sub-Advisers, and their respective affiliates, from their association with the Portfolios. For each Portfolio, the Board determined that the fees payable to ING Investments and the Portfolio’s Sub-Adviser are reasonable for the services, which were considered in light of the nature and quality of the services that each is expected to perform through the initial term ending November 30, 2007.

For each Portfolio, the Board considered information on estimated revenues, costs and profits for the ING Investments projected for the first two years of the Portfolio’s operations. In analyzing the projected profitability of ING Investments in connection with its services to a Portfolio, the Board took into account the sub-advisory fee rate payable by ING Investments to the Portfolio’s Sub-Adviser. The Board also considered information that it requested and was provided by Management with respect to the profitability of service providers affiliated with ING Investments.

The Board determined that it had requested and received sufficient information to gain a reasonable understanding regarding ING Investments’ profitability. The Board also recognized that profitability analysis is not an exact science and there is no uniform methodology for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for a Portfolio’s operations may not be fully reflected in the expenses allocated to the Portfolio in determining profitability, and that the information presented may not portray all of the costs borne by Management nor capture Management’s entrepreneurial risk associated with offering and managing a mutual fund complex in today’s regulatory environment.

Based on the information on revenues, costs, and ING Investments’ profitability considered by the Board, after considering the factors described in this section the Board concluded that the profits, if any, to be realized by ING Investments would not be excessive.

Portfolio-by-Portfolio Analysis

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at the Meetings in relation to approving the Investment Management and Portfolio Management Agreements for the Portfolios’ initial terms ending November 30, 2007. These specific factors are in addition to those considerations discussed above. Each Portfolio’s proposed management fee and estimated expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

ING Disciplined Small Cap Value Portfolio

In determining whether to approve the Investment Management and Portfolio Management Agreements for ING Disciplined Small Cap Value Portfolio (“Small Cap Value Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for Small Cap Value Portfolio, should be approved. The materials provided to the Board and/or its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of Small Cap Value Portfolio that discusses, among other things, the experience and expertise of its Sub-Adviser, ING Investment Management Co. (“ING IM”), in the management of investment portfolios with a quantitatively-based investment strategy; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s fee structure to its comparable Selected Peer Group and its Morningstar category median; (4) responses from ING Investments and ING IM to questions posed by K&LNG, independent legal counsel, on behalf of the IIT Non-Interested Trustees; (5) supporting documentation, including copies of the forms of Investment Management Agreement and

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Portfolio Management Agreement for Small Cap Value Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ING Investments in the context of ING Investments’ oversight of other sub-advisers managing Funds in the ING Funds complex, and by ING IM in connection with its management of other Funds in the ING Funds complex, including other similarly managed Funds.

At its March 16, 2006 Board meeting, the Board received and evaluated the report of the Domestic Equity Funds Investment Review Committee, which had met with the proposed managers to the new Portfolio. The Board also considered that Small Cap Value Portfolio would be subject to the standard policies and procedures of IIT previously approved by the Board for other series of IIT and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing Small Cap Value Portfolio, ING Investments and ING IM each would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other Funds.

The Board’s consideration of whether to approve the Investment Management Agreement with ING Investments on behalf of Small Cap Value Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by ING Investments to Small Cap Value Portfolio under the proposed Investment Management Agreement; (2) ING Investments’ experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) ING Investments’ strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Management Agreement in light of the services to be provided to Small Cap Value Portfolio and taking into account the sub-advisory fees payable by ING Investments to ING IM; (5) the economies of scale benefits to the Portfolio and its shareholders from breakpoint discounts applicable to the Portfolio’s advisory fee, which result in lower fees at higher asset levels, taking into account that it would take time to reach these discounts after the Portfolio is launched; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of Small Cap Value Portfolio, including that: (a) the proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) for Small Cap Value Portfolio is below the median and the average management fees of the funds in Small Cap Value Portfolio’s Selected Peer Group, and (b) the estimated expense ratio for Small Cap Value Portfolio is below the median and average expense ratios of the funds in Small Cap Value Portfolio’s Selected Peer Group; (7) the projected profitability of ING Investments when sub-advisory fees payable by ING Investments to ING IM are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, including its management team’s expertise in the management of other Funds; (9) ING Investments’ compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with the Board’s oversight of other Funds in the ING Funds complex; (10) the information that had been provided by ING Investments at regular Board meetings, and in anticipation of the March meeting, with respect to its capabilities as a manager-of-managers; and (11) “fall-out benefits” to ING Investments and its affiliates that were anticipated to arise from ING Investments’ management of Small Cap Value Portfolio.

In reviewing the proposed Portfolio Management Agreement with ING IM, the Board considered a number of factors, including, but not limited to, the following: (1) ING Investments’ view of ING IM’s capabilities in managing in the strategy to be employed by Small Cap Value Portfolio; (2) ING IM’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by ING IM under the proposed Portfolio Management Agreement; (4) ING IM’s experience and expertise in the management of portfolios with a quantitatively-based investment strategy; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up; (6) the fairness of the compensation under the proposed Portfolio Management Agreement in light of the services to be provided by ING IM as Small Cap Value Portfolio’s Sub-Adviser; (7) the costs for the services to be provided by ING IM, including breakpoints, and that the sub-advisory fee would be paid out of ING Investments’ management fee and, therefore, these

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

breakpoint discounts would affect the fees payable by ING Investments; (8) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other Funds in the ING Funds complex; (9) ING IM’s financial condition; (10) the appropriateness of the selection of ING IM in light of Small Cap Value Portfolio’s investment objective and prospective investor base; and (11) ING IM’s Code of Ethics, which has previously been approved for other ING Funds, and related procedures for complying with that Code. In considering the proposed new sub-advisory arrangement with ING IM, the Board took into account Management’s representations that, while ING IM would be employing a new investment discipline in managing the Portfolio, this new investment strategy would draw upon the proven expertise of ING IM’s quantitative equity team, which manages a number of other quantitative investment products.

After its deliberation, the Board reached the following conclusions: (1) Small Cap Value Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) Small Cap Value Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by ING Investments to ING IM is reasonable in the context of all factors considered by the Board; and (4) each of ING Investments and ING IM maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. Based on these conclusions and other factors, the Board voted to approve the Investment Management and Portfolio Management Agreements for Small Cap Value Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING EquitiesPlus Portfolio

In determining whether to approve the Investment Management and Portfolio Management Agreements for ING EquitiesPlus Portfolio (“EquitiesPlus Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for EquitiesPlus Portfolio, should be approved for the Portfolio. The materials provided to the Board and/or its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of EquitiesPlus Portfolio that discusses, among other things, the hypothetical performance of ING IM in managing EquitiesPlus Portfolio, with such performance being compared against the Portfolio’s Morningstar Category average and proposed primary benchmark index; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the hypothetical performance of EquitiesPlus Portfolio against that of the Portfolio’s Selected Peer Group and its Morningstar category median; (4) responses from ING Investments and ING IM to questions posed by K&LNG, independent legal counsel, on behalf of the IIT Non-Interested Trustees; (5) supporting documentation, including copies of the forms of Investment Management and Portfolio Management Agreements for EquitiesPlus Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ING Investments in the context of ING Investments’ oversight of other sub-advisers managing Funds in the ING Funds complex, and by ING IM in connection with its management of other Funds in the complex.

At its November 10, 2005 Board meeting, the Board received and evaluated the report of the International Equity and Fixed Income Funds Investment Review Committee, which had met with the proposed managers to the new Portfolio. The Board also considered that EquitiesPlus Portfolio would be subject to the standard policies and procedures of IIT previously approved by the Board for other series of IIT and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Portfolio, ING Investments and ING IM each would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other Funds.

The Board’s consideration of whether to approve the Investment Management Agreement with ING Investments on behalf of EquitiesPlus Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

services to be provided by ING Investments to EquitiesPlus Portfolio under the proposed Investment Management Agreement; (2) ING Investments’ experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) ING Investments’ strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Management Agreement in light of the services to be provided to EquitiesPlus Portfolio and taking into account the sub-advisory fees payable by ING Investments to ING IM; (5) the fairness of ING Investments’ compensation under an Investment Management Agreement with level fees that does not include breakpoints; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of EquitiesPlus Portfolio, including that: (a) the proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) for EquitiesPlus Portfolio is below the median and the average management fees of the funds in EquitiesPlus Portfolio’s Selected Peer Group, and (b) the estimated expense ratio for EquitiesPlus Portfolio is below the median and average expense ratios of the funds in EquitiesPlus Portfolio’s Selected Peer Group; (7) the projected profitability of ING Investments when sub-advisory fees payable by ING Investments to ING IM are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, including its management team’s expertise in the management of other Funds; (9) ING Investments’ compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with the Board’s oversight of other Funds in the ING Funds complex; (10) the information that had been provided by ING Investments at regular Board meetings, and in anticipation of the November meeting, with respect to its capabilities as a manager-of-managers; and (11) “fall-out benefits” to ING Investments and its affiliates that were anticipated to arise from ING Investments’ management of the Portfolio.

In reviewing the proposed Portfolio Management Agreement with ING IM, the Board considered a number of factors, including, but not limited to, the following: (1) ING Investments’ view of ING IM’s capabilities in managing in the strategy to be employed by this Portfolio; (2) ING IM’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by ING IM under the proposed Portfolio Management Agreement; (4) the hypothetical model performance based on certain assumptions to mimic EquitiesPlus Portfolio’s proposed strategies, compared to the Portfolio’s Morningstar Category average, Morningstar Category median, its proposed primary benchmark and the performance of the funds in the Portfolio’s Selected Peer Group; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up; (6) the fairness of the compensation under the proposed Portfolio Management Agreement in light of the services to be provided by ING IM as EquitiesPlus Portfolio’s Sub-Adviser; (7) the costs for the services to be provided by ING IM, including that it would charge a level fee with no breakpoints; (8) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other Funds in the ING Funds complex; (9) ING IM’s financial condition; (10) the appropriateness of the selection of ING IM in light of EquitiesPlus Portfolio’s investment objective and prospective investor base; and (11) ING IM’s Code of Ethics, which has previously been approved for other ING Funds, and related procedures for complying with that Code.

In analyzing EquitiesPlus Portfolio’s hypothetical performance, the Board considered Management’s representations with respect to the manner in which the hypothetical performance was calculated. The Board noted the difficulty in obtaining meaningful performance comparisons given that performance was based on a hypothetical model.

After its deliberation, the Board reached the following conclusions: (1) the Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by ING Investments to ING IM is reasonable in the context of all factors considered by the Board; and (4) each of ING Investments and ING IM maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. Based on these conclusions and

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

other factors, the Board voted to approve the Investment Management and Portfolio Management Agreements for EquitiesPlus Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Global Real Estate Portfolio

In determining whether to approve the Investment Management and Portfolio Management Agreements for ING Global Real Estate Portfolio (“Global Real Estate Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for Global Real Estate Portfolio, should be approved. The materials provided to the Board and/or its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of Global Real Estate Portfolio that discusses, among other things, the performance of ING Clarion Real Estate Securities L.P. (“ING Clarion”) in managing ING Global Real Estate Fund, a Fund managed in a manner similar to that in which the Portfolio would be managed, with such performance being compared against an appropriate benchmark, Morningstar Category Average, and Selected Peer Group; (2) information about the Portfolio’s proposed investment portfolio, objective, strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the performance of ING Global Real Estate Fund against that of the Portfolio’s Selected Peer Group and its Morningstar category median; (4) responses from ING Investments and ING Clarion to questions posed by K&LNG, independent legal counsel, on behalf of the IIT Non-Interested Trustees; (5) supporting documentation, including copies of the forms of Investment Management and Portfolio Management Agreements for Global Real Estate Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ING Investments and ING Clarion in the context of ING Investments’ oversight of Fund sub-advisers and ING Clarion’s services to other Funds in the ING Funds complex, including ING Global Real Estate Fund, ING VP Real Estate Portfolio, and ING Real Estate Fund.

At its July 21, 2005 meeting, the Board received and evaluated the report of the International Equity and Fixed Income Funds Investment Review Committee, which had met with the proposed managers to the new Portfolio. The Board also considered that Global Real Estate Portfolio would be subject to the standard policies and procedures of IIT, previously approved by the Board for other series of IIT and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Portfolio, ING Investments and ING Clarion would be subject to their respective procedures, adopted pursuant to Rule 206(4)-7 under the Advisers Act, which had been previously approved by the Board in connection with other Funds in the ING Funds complex.

The Board’s consideration of whether to approve the Investment Management Agreement for Global Real Estate Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by ING Investments to Global Real Estate Portfolio under the proposed Investment Management Agreement; (2) ING Investments’ experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) ING Investments’ strength and reputation within the industry, particularly its reputation as a manager-of-managers of similar global real estate funds; (4) the fairness of the compensation under the proposed Investment Management Agreement in light of the services to be provided to Global Real Estate Portfolio and taking into account sub-advisory fees payable by ING Investments to ING Clarion; (5) the economies of scale benefits to the Portfolio and its shareholders from breakpoint discounts applicable to the Portfolio’s advisory fee, which result in lower fees at higher asset levels, taking into account that it would take time to reach these discounts after the Portfolio is launched; (6) the pricing structure (including the expense ratio to be borne by shareholders) of Global Real Estate Portfolio, as compared to its proposed Selected Peer Group, including Management’s analysis that: (a) the proposed management fee (inclusive of the advisory fee and a 0.10% administration fee) for the Portfolio is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the proposed expense ratio for the Portfolio is above the median and the average expense ratios of the funds in the Portfolio’s Selected Peer Group; (7) the profitability of ING Investments when sub-advisory fees payable by ING Investments to ING

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Clarion are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, including its management team’s expertise in the management of other Funds; (9) ING Investments’ compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with the Board’s oversight of other Funds in the ING Funds complex; (10) the information that had been provided by ING Investments at regular Board meetings, and in anticipation of the July 2005 Meeting, with respect to its capabilities as a manager-of-managers; and (11) “fall-out benefits” to ING Investments and its affiliates and benefits to the shareholders from Global Real Estate Portfolio’s relationship with ING.

In analyzing the proposed management fee and expense ratio for the Portfolio, the Board considered Management’s representations that these fees could be expected to be higher for the Portfolio than for the funds in the Selected Peer Group because the Selected Peer Group is comprised entirely of domestic real estate funds. The Board noted that domestic real estate funds are generally priced lower than funds, like the proposed Portfolio, that have international exposure and require global investment management expertise.

In reviewing the proposed Portfolio Management Agreement with ING Clarion, the Board also considered a number of factors including, but not limited to, the following: (1) ING Investments’ view of the reputation of ING Clarion as a manager to similar funds; (2) ING Clarion’s strength and reputation in the industry; (3) ING Clarion’s experience and skill in managing similar global real estate products, including ING Global Real Estate Fund; (4) the nature and quality of the services to be provided by ING Clarion under the proposed Portfolio Management Agreement; (5) the prior performance of ING Global Real Estate Fund, which is managed in a style similar to that in which Global Real Estate Portfolio would be managed, compared to the relevant index and category rankings and averages; (6) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Clarion, including its management team’s expertise in the management of ING Global Real Estate Fund, and its fit among the stable of managers in the ING Funds line-up; (7) the fairness of the compensation under the proposed Portfolio Management Agreement in light of the services to be provided by ING Clarion, as Global Real Estate Portfolio’s Sub-Adviser; (8) the costs for the services to be provided by ING Clarion, including that it would charge a sub-advisory fee with breakpoints, and that the sub-advisory fee would be paid out of ING Investments’ management fee and, therefore, these breakpoint discounts would affect the fees payable by ING Investments; (9) ING Clarion’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other Funds in the ING Funds complex; (10) ING Clarion’s financial condition; (11) the appropriateness of the selection of ING Clarion in light of Global Real Estate Portfolio’s proposed investment objective and prospective investor base; and (12) ING Clarion’s Code of Ethics, which has previously been approved by the Board for other ING Funds, and related procedures for complying with that Code of Ethics.

After its deliberation, the Board reached the following conclusions: (1) Global Real Estate Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) Global Real Estate Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by ING Investments to ING Clarion is reasonable in the context of all factors considered by the Board; and (4) each of ING Investments and ING Clarion maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. Based on these conclusions and other factors, the Board voted to approve the Investment Management and Portfolio Management Agreements for Global Real Estate Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

Investment Managers
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Directed Services, Inc.

1475 Dunwoody Drive
West Chester, PA 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VSAR-UFIIT1AISS2 (0606-082306)

Funds

Semi-Annual Report

June 30, 2006

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

ING Investors Trust

• ING AllianceBernstein Mid Cap Growth Portfolio
• ING Capital Guardian Small/Mid Cap Portfolio
• ING Capital Guardian U.S. Equities Portfolio
• ING FMRSM Diversified Mid Cap Portfolio
• ING FMRSM Earnings Growth Portfolio
• ING Franklin Income Portfolio
• ING Goldman Sachs TollkeeperSM Portfolio
• ING Lord Abbett Affiliated Portfolio
• ING Mercury Large Cap Growth Portfolio
• ING Mercury Large Cap Value Portfolio	• ING T. Rowe Price Capital Appreciation Portfolio
• ING T. Rowe Price Equity Income Portfolio
• ING Templeton Global Growth Portfolio
• ING UBS U.S. Allocation Portfolio
• ING Van Kampen Equity Growth Portfolio
• ING Van Kampen Global Franchise Portfolio
• ING Van Kampen Growth and Income Portfolio
• ING Van Kampen Real Estate Portfolio
• ING Wells Fargo Mid Cap Disciplined Portfolio
• ING Wells Fargo Small Cap Disciplined Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Funds website at www.ingfunds.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 1-800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States.1 In other words, the majority of investments are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to international investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1 MSCI December, 2005

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8% respectively against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January, 2006 after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, they might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks every one of his FOMC colleagues would stress publicly that inflation was the prime concern and by June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the Federal Funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the ten-year U.S. Treasury yield rose by 74 basis points to 5.14%, that on the three-month U.S. Treasury Bill by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bond lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 times earnings for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, they were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the Committee’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound. European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

growth, business confidence and falling unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006 UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006, unless otherwise indicated.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
ING AllianceBernstein MidCap Growth	Value	Value	Expense	Months Ended
Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class I	$1,000.00	$994.20	0.74%	$3.66
Class S	1,000.00	993.20	0.99	4.89
Class S2	1,000.00	992.60	1.14	5.63
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.12	0.74%	$3.71
Class S	1,000.00	1,019.89	0.99	4.96
Class S2	1,000.00	1,019.14	1.14	5.71

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
ING Capital Guardian Small/Mid Cap	Value	Value	Expense	Months Ended
Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class I(a)	$1,000.00	$942.50	0.64%	$1.09
Class S	1,000.00	1,040.30	0.89	4.50
Class S2	1,000.00	1,039.60	1.04	5.26
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.62	0.64%	$3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

ING Capital Guardian U.S. Equities Portfolio
Actual Fund Return
Class I(a)	$1,000.00	$963.70	0.74%	$1.27
Class S	1,000.00	1,020.50	0.99	4.96
Class S2	1,000.00	1,019.70	1.14	5.71
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.12	0.74%	$3.71
Class S	1,000.00	1,019.89	0.99	4.96
Class S2	1,000.00	1,019.14	1.14	5.71

ING FMRSM Diversified Mid Cap Portfolio
Actual Fund Return
Class ADV(b)	$1,000.00	$1,007.20	1.25%	$5.64
Class I	1,000.00	1,065.70	0.65	3.33
Class S	1,000.00	1,064.20	0.90	4.61
Class S2	1,000.00	1,064.40	1.05	5.37
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,019.59	1.05	5.26

* Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING Capital Guardian Small/Mid Cap Portfolio, which reflects the 64-day period due to its Class I inception date of April 28, 2006, ING Capital Guardian U.S. Equities Portfolio, which reflects the 64-day period due to its Class I inception date of April 28, 2006 and ING FMRSM Diversified Mid Cap Portfolio, which reflects the 164-day period due to its Class ADV inception date of January 17, 2006.
(a) Commencement of operations for Class I on April 28, 2006.
(b) Commencement of operations for Class ADV on January 17, 2006.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING FMRSM Earnings Growth Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class ADV(a)	$1,000.00	$979.50	1.29%	$0.98
Class I	1,000.00	951.90	0.69	3.34
Class S	1,000.00	950.90	0.94	4.55
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.40	1.29%	$6.46
Class I	1,000.00	1,021.37	0.69	3.46
Class S	1,000.00	1,020.13	0.94	4.71

ING Franklin Income Portfolio
Actual Fund Return
Class I(b)	$1,000.00	$1,008.00	0.74%	$1.30
Class S(b)	1,000.00	1,007.00	0.99	1.74
Class S2(c)	1,000.00	1,008.00	1.14	1.82
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.12	0.74%	$3.71
Class S	1,000.00	1,019.89	0.99	4.96
Class S2	1,000.00	1,019.14	1.14	5.71

ING Goldman Sachs TollkeeperSM Portfolio
Actual Fund Return
Class I(b)	$1,000.00	$904.70	1.15%	$1.92
Class S	1,000.00	984.80	1.40	6.89
Class S2	1,000.00	984.70	1.55	7.63
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.09	1.15%	$5.76
Class S	1,000.00	1,017.85	1.40	7.00
Class S2	1,000.00	1,017.11	1.55	7.75

* Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING FMRSM Earnings Growth Portfolio, which reflects the 28-day period due to its Class ADV inception date of June 02, 2006, ING Franklin Income Portfolio, which reflects the 64-day period due to its Class I inception date of April 28, 2006, the 64-day period due to its Class S inception date of April 28, 2006 and the 58-day period due to its Class S2 inception date of May 03, 2006 and ING Goldman Sachs TollkeeperSM Portfolio, which reflects the 64-day period due to its Class I inception date of April 28, 2006.
(a) Commencement of operations for Class ADV on June 02, 2006.
(b) Commencement of operations for Class I and Class S on April 28, 2006.
(c) Commencement of operations for Class S2 on May 03, 2006.

6

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Lord Abbett Affiliated Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class ADV(a)	$1,000.00	$972.90	1.34%	$2.32
Class I	1,000.00	1,055.90	0.74	3.77
Class S	1,000.00	1,054.30	0.99	5.04
Class S2	1,000.00	1,053.60	1.14	5.80
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,021.12	0.74	3.71
Class S	1,000.00	1,019.89	0.99	4.96
Class S2	1,000.00	1,019.14	1.14	5.71

ING Mercury Large Cap Growth Portfolio
Actual Fund Return
Class ADV	$1,000.00	$980.00	1.35%	$6.63
Class I(a)	1,000.00	947.40	0.75	1.28
Class S	1,000.00	981.00	1.00	4.91
Class S2	1,000.00	973.20	1.15	5.63
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,007.45	0.75	1.32
Class S	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,019.09	1.15	5.76

ING Mercury Large Cap Value Portfolio
Actual Fund Return
Class ADV(a)	$1,000.00	$968.10	1.35%	$2.33
Class I	1,000.00	1,066.40	0.75	3.84
Class S	1,000.00	1,065.00	1.00	5.12
Class S2	1,000.00	1,065.30	1.15	5.89
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,019.09	1.15	5.76

* Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING Lord Abbett Affiliated Portfolio, which reflects the 64-day period due to its Class ADV inception date of April 28, 2006, ING Mercury Large Cap Growth Portfolio, which reflects the 64-day period due to its Class I inception date of April 28, 2006 and ING Mercury Large Cap Value Portfolio, which reflects the 64-day period due to its Class ADV inception date of April 28, 2006.
(a) Commencement of operations for Class ADV and Class I on April 28, 2006.

7

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING Templeton Global Growth Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class I(a)	$1,000.00	$977.10	0.92%	$1.59
Class S	1,000.00	1,064.70	1.17	5.99
Class S2	1,000.00	1,063.50	1.32	6.75
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.23	0.92%	$4.61
Class S	1,000.00	1,018.99	1.17	5.86
Class S2	1,000.00	1,018.25	1.32	6.61

ING T. Rowe Price Equity Income Portfolio
Actual Fund Return
Class ADV	$1,000.00	$1,048.40	1.24%	$6.30
Class I	1,000.00	1,052.20	0.64	3.26
Class S	1,000.00	1,050.80	0.89	4.53
Class S2	1,000.00	1,050.30	1.04	5.29
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

ING T. Rowe Price Capital Appreciation Portfolio
Actual Fund Return
Class ADV	$1,000.00	$1,030.20	1.24%	$6.24
Class I	1,000.00	1,033.00	0.64	3.23
Class S	1,000.00	1,031.40	0.89	4.48
Class S2	1,000.00	1,030.80	1.04	5.24
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

* Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING Templeton Global Growth Portfolio, which reflects the 64-day period due to its Class I inception date of April 28, 2006.
(a) Commencement of operations for Class I on April 28, 2006.

8

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING UBS U.S. Allocation Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class ADV(a)	$1,000.00	$980.50	1.31%	$2.27
Class I(a)	1,000.00	981.60	0.71	1.23
Class S	1,000.00	1,010.00	0.96	4.78
Class S2	1,000.00	1,010.00	1.11	5.53
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.30	1.31%	$6.56
Class I	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,020.03	0.96	4.81
Class S2	1,000.00	1,019.29	1.11	5.56

ING Van Kampen Equity Growth Portfolio
Actual Fund Return
Class I	$1,000.00	$970.50	0.63%	$3.08
Class S	1,000.00	970.40	0.88	4.30
Class S2	1,000.00	968.60	1.03	5.03
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class S	1,000.00	1,020.43	0.88	4.41
Class S2	1,000.00	1,019.69	1.03	5.16

ING Van Kampen Global Franchise Portfolio
Actual Fund Return
Class I(a)	$1,000.00	$994.00	0.99%	$1.73
Class S	1,000.00	1,080.00	1.24	6.40
Class S2	1,000.00	1,078.80	1.39	7.16
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.89	0.99%	$4.96
Class S	1,000.00	1,018.65	1.24	6.21
Class S2	1,000.00	1,017.90	1.39	6.95

* Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING UBS U.S. Allocation Portfolio, which reflects the 64-day period due to its Class ADV and Class I inception dates of April 28, 2006 and ING Van Kampen Global Franchise Portfolio, which reflects the 64-day period due to its Class I inception date of April 28, 2006.
(a) Commencement of operations for Class ADV and I on April 28, 2006.

9

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
ING Van Kampen Growth and Income	Value	Value	Expense	Months Ended
Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class ADV	$1,000.00	$1,027.60	1.25%	$6.28
Class I(a)	1,000.00	974.10	0.65	1.12
Class S	1,000.00	1,029.20	0.89	4.48
Class S2	1,000.00	1,028.60	1.04	5.23
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,019.64	1.04	5.21

ING Van Kampen Real Estate Portfolio
Actual Fund Return
Class ADV(b)	$1,000.00	$1,066.70	1.25%	$2.65
Class I	1,000.00	1,151.10	0.65	3.47
Class S	1,000.00	1,149.80	0.90	4.80
Class S2	1,000.00	1,149.10	1.05	5.60
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,019.59	1.05	5.26

ING Wells Fargo Mid Cap Disciplined Portfolio
Actual Fund Return
Class I(a)	$1,000.00	$985.40	0.65%	$1.13
Class S	1,000.00	1,047.10	0.90	4.57
Class S2	1,000.00	1,046.00	1.05	5.33
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.57	0.65%	$3.26
Class S	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	1,019.59	1.05	5.26

* Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for ING Van Kampen Growth and Income Portfolio, which reflects the 64-day period due to its Class I inception date of April 28, 2006, ING Van Kampen Real Estate Portfolio, which reflects the 75-day period due to its Class ADV inception date of April 17, 2006 and ING Wells Fargo Mid Cap Portfolio, which reflects the 64-day period due to its Class I inception date of April 28, 2006.
(a) Commencement of operations for Class I on April 28, 2006.
(b) Commencement of operations for Class ADV on April 17, 2006.

10

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
ING Wells Fargo Small Cap Disciplined	Value	Value	Expense	Months Ended
Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return
Class I	$1,000.00	$1,102.80	0.87%	$4.54
Class S	1,000.00	1,100.70	1.12	5.83
Class S2	1,000.00	1,100.70	1.27	6.61
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.48	0.87%	$4.36
Class S	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	1,018.50	1.27	6.36

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

11

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	AllianceBernstein	Capital Guardian	Capital Guardian	FMRSM Diversified
	Mid Cap Growth	Small/Mid Cap	U.S. Equities	Mid Cap
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$624,709,596	$458,335,262	$574,997,573	$684,024,496
Short-term investments at amortized cost	175,191,952	128,962,347	129,619,733	147,320,462
Cash	3,802,323	300,221	896,400	68,519,893
Foreign currencies at value**	—	—	—	1,731,203

Receivables:
Investment securities sold	4,880,350	528,991	529,818	14,442,018
Fund shares sold	1,875,272	16,875	390	2,261,475
Dividends and interest	14,675	589,480	570,769	656,910
Prepaid expenses	6,486	6,083	7,444	6,817

Total assets	810,480,654	588,739,259	706,622,127	918,963,274

LIABILITIES:
Payable for investment securities purchased	4,484,725	1,398,279	180,172	5,257,418
Payable for fund shares redeemed	86,209	109,094	42,533	280,440
Payable upon receipt of securities loaned	167,818,841	126,174,439	121,587,880	147,320,462
Accrued unified fees	392,243	238,522	353,134	382,428
Accrued distribution and service fees	109,335	95,114	120,513	140,679

Total liabilities	172,891,353	128,015,448	122,284,232	153,381,427

NET ASSETS	$637,589,301	$460,723,811	$584,337,895	$765,581,847

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$555,465,298	$576,433,571	$435,706,458	$723,176,840
Undistributed net investment income (accumulated net investment loss)	(51,938)	2,417,234	4,081,078	513,648
Accumulated net realized gain (loss) on investments and foreign currency related transactions	123,321,889	(164,470,456)	65,399,561	(7,905,970)
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	(41,145,948)	46,343,462	79,150,798	49,797,329

NET ASSETS	$637,589,301	$460,723,811	$584,337,895	$765,581,847

+ Including securities loaned at value	$165,242,264	$123,457,493	$118,786,647	$144,297,644
* Cost of investments in securities	$665,855,544	$411,991,800	$495,846,775	$634,239,747
** Cost of foreign currencies	$—	$—	$—	$1,727,552

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	AllianceBernstein	Capital Guardian	Capital Guardian	FMRSM Diversified
	Mid Cap Growth	Small/Mid Cap	U.S. Equities	Mid Cap
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	n/a	n/a	n/a	$2,484,834
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	n/a	n/a	177,284
Net asset value and redemption price per share	n/a	n/a	n/a	$14.02

Class I:
Net assets	$108,587,794	$957	$984	$83,759,720
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,731,458	79	79	5,929,982
Net asset value and redemption price per share	$18.95	$12.11	$12.46	$14.12

Class S:
Net assets	$509,331,037	$451,447,456	$573,564,668	$641,854,207
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	26,944,668	37,252,476	46,052,415	45,573,221
Net asset value and redemption price per share	$18.90	$12.12	$12.45	$14.08

Class S2:
Net assets	$19,670,470	$9,275,398	$10,772,243	$37,483,086
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,046,278	768,668	867,215	2,670,679
Net asset value and redemption price per share	$18.80	$12.07	$12.42	$14.04

See Accompanying Notes to Financial Statements

13

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	FMRSM Earnings	Franklin	Goldman Sachs	Lord Abbett
	Growth	Income	TollkeeperSM	Affiliated
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$655,659,004	$46,652,794	$72,181,476	$193,521,872
Short-term investments at amortized cost	—	30,652,585	20,574,562	38,358,406
Cash	14,035,770	3,756	430,184	2,072,039

Receivables:
Investment securities sold	10,674,775	710,500	82,760	813,772
Fund shares sold	998,787	879,999	799,800	162,254
Dividends and interest	443,190	419,232	4,413	279,722
Prepaid expenses	507	12,491	820	2,130
Reimbursement due from manager	6,240	11,343	27,471	—

Total assets	681,818,273	79,342,700	94,101,486	235,210,195

LIABILITIES:
Payable for investment securities purchased	12,152,139	8,989,952	—	756,776
Payable for fund shares redeemed	425,930	—	—	459,671
Payable upon receipt of securities loaned	—	—	19,930,815	29,895,722
Payable to custodian due to foreign currency overdraft**	3,218	—	—	—
Accrued unified fees	—	—	81,074	118,951
Accrued investment management fees	311,954	30,794	—	—
Accrued administrative service fees	37,633	4,737	—	—
Accrued distribution and service fees	38,015	6,986	15,785	27,898
Payable for trustee fees	—	793	—	—
Other accrued expenses and liabilities	2,839	14,915	—	—

Total liabilities	12,971,728	9,048,177	20,027,674	31,259,018

NET ASSETS	$668,846,545	$70,294,523	$74,073,812	$203,951,177

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$713,036,965	$69,799,390	$65,000,937	$173,447,220
Undistributed net investment income (accumulated net investment loss)	988,826	399,061	(419,867)	3,183,714
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(6,535,163)	23,764	9,037,545	17,761,807
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	(38,644,083)	72,308	455,197	9,558,436

NET ASSETS	$668,846,545	$70,294,523	$74,073,812	$203,951,177

+ Including securities loaned at value	$—	$—	$19,543,681	$29,107,089
* Cost of investments in securities	$694,300,981	$46,580,486	$71,729,377	$183,963,431
** Cost of foreign currency overdraft	$(3,218)	$—	$—	$—

See Accompanying Notes to Financial Statements

14

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	FMRSM Earnings	Franklin	Goldman Sachs	Lord Abbett
	Growth	Income	TollkeeperSM	Affiliated
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$3,348	n/a	n/a	$993
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	333	n/a	n/a	79
Net asset value and redemption price per share	$10.05	n/a	n/a	$12.57

Class I:
Net assets	$481,138,414	$24,376,298	$911	$67,948,240
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	47,662,569	2,419,013	128	5,371,639
Net asset value and redemption price per share	$10.09	$10.08	$7.12	$12.65

Class S:
Net assets	$187,698,543	$44,658,456	$67,713,283	$133,019,225
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	18,639,950	4,434,088	9,522,460	10,544,967
Net asset value and redemption price per share	$10.07	$10.07	$7.11	$12.61

Class S2:
Net assets	n/a	$1,259,769	$6,359,618	$2,982,719
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	125,074	898,642	237,178
Net asset value and redemption price per share	n/a	$10.07	$7.08	$12.58

See Accompanying Notes to Financial Statements

15

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	Mercury	Mercury	T. Rowe Price	T. Rowe Price
	Large Cap Growth	Large Cap Value	Capital Appreciation	Equity Income
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$149,392,310	$106,756,160	$2,271,018,219	$1,164,569,928
Short-term investments at amortized cost	7,241,199	14,554,119	745,096,683	195,730,899
Cash	47,210	381,537	2,116,330	923,121
Foreign currencies at value**	—	—	111	17

Receivables:
Investment securities sold	—	—	11,242,641	812,669
Fund shares sold	285,114	109,363	487,057	825,257
Dividends and interest	97,568	74,685	6,564,039	1,838,975
Prepaid expenses	575	1,056	28,642	13,770
Reimbursement due from manager	—	—	7,876	49,403

Total assets	157,063,976	121,876,920	3,036,561,598	1,364,764,039

LIABILITIES:
Payable for investment securities purchased	—	—	3,134,976	3,086,168
Payable for fund shares redeemed	65	623,775	562,688	1,579,767
Payable upon receipt of securities loaned	7,241,199	14,301,218	305,998,216	141,828,002
Accrued unified fees	84,203	64,356	1,423,065	633,118
Accrued distribution and service fees	30,930	13,012	565,882	250,336

Total liabilities	7,356,397	15,002,361	311,684,827	147,377,391

NET ASSETS	$149,707,579	$106,874,559	$2,724,876,771	$1,217,386,648

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$139,038,328	$93,839,209	$2,041,108,037	$999,390,486
Undistributed net investment income (accumulated net investment loss)	(110,905)	978,457	61,994,125	26,047,162
Accumulated net realized gain on investments and foreign currency related transactions	4,494,655	2,802,316	391,272,463	68,186,496
Net unrealized appreciation on investments and foreign currency related transactions	6,285,501	9,254,577	230,502,146	123,762,504

NET ASSETS	$149,707,579	$106,874,559	$2,724,876,771	$1,217,386,648

+ Including securities loaned at value	$7,106,881	$13,794,353	$299,056,269	$137,932,282
* Cost of investments in securities	$143,106,809	$97,501,583	$2,040,516,181	$1,040,807,306
** Cost of foreign currencies	$—	$—	$—	$16

See Accompanying Notes to Financial Statements

16

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	Mercury	Mercury	T. Rowe Price	T. Rowe Price
	Large Cap Growth	Large Cap Value	Capital Appreciation	Equity Income
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$3,018,135	$979	$60,858,362	$29,728,597
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	268,365	75	2,376,796	2,077,032
Net asset value and redemption price per share	$11.25	$13.05	$25.61	$14.31

Class I:
Net assets	$973,083	$43,561,289	$84,800,482	$49,121,035
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	85,791	3,306,862	3,262,035	3,382,559
Net asset value and redemption price per share	$11.34	$13.17	$26.00	$14.52

Class S:
Net assets	$145,710,400	$59,466,642	$2,476,549,943	$1,091,202,664
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,847,978	4,534,312	95,529,317	75,380,274
Net asset value and redemption price per share	$11.34	$13.11	$25.92	$14.48

Class S2:
Net assets	$5,961	$3,845,649	$102,667,984	$47,334,352
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	530	294,543	3,979,416	3,285,132
Net asset value and redemption price per share	$11.25	$13.06	$25.80	$14.41

See Accompanying Notes to Financial Statements

17

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	Templeton	UBS	Van Kampen	Van Kampen
	Global Growth	U.S. Allocation	Equity Growth	Global Franchise
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$387,611,666	$120,342,090	$103,683,209	$308,450,640
Short-term investments at amortized cost	87,309,035	21,567,628	26,109,361	31,983,386
Cash	—	562,101	497,638	604,691
Foreign currencies at value**	1,064,878	—	—	3,313,176

Receivables:
Investment securities sold	741,295	1,939,846	254,978	411,888
Fund shares sold	490,332	3,909	1,122,519	—
Dividends and interest	1,065,622	393,631	52,674	619,488
Prepaid expenses	4,505	2,538	823	3,080

Total assets	478,287,333	144,811,743	131,721,202	345,386,349

LIABILITIES:
Payable for investment securities purchased	236,840	3,337,646	490,250	653,905
Payable for fund shares redeemed	35,169	1,009,278	88,998	636,683
Payable upon receipt of securities loaned	76,813,366	20,259,141	24,957,812	26,636,481
Unrealized depreciation on forward currency contracts	—	—	—	1,622,466
Accrued unified fees	297,075	69,557	53,321	247,966
Accrued distribution and service fees	80,698	25,491	15,025	72,202
Payable to custodian due to bank overdraft	924,547	—	—	—

Total liabilities	78,387,695	24,701,113	25,605,406	29,869,703

NET ASSETS	$399,899,638	$120,110,630	$106,115,796	$315,516,646

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$315,763,277	$105,795,062	$87,485,480	$244,279,471
Undistributed net investment income (accumulated net investment loss)	7,363,189	2,708,681	(82,834)	7,714,902
Accumulated net realized gain on investments and foreign currency related transactions	54,374,885	2,246,745	7,889,493	15,803,712
Net unrealized appreciation on investments and foreign currency related transactions	22,398,287	9,360,142	10,823,657	47,718,561

NET ASSETS	$399,899,638	$120,110,630	$106,115,796	$315,516,646

+ Including securities loaned at value	$74,324,545	$19,901,234	$24,238,361	$25,764,694
* Cost of investments in securities	$365,218,012	$110,981,948	$92,859,552	$259,169,101
** Cost of foreign currencies	$1,066,081	$—	$—	$3,252,882

See Accompanying Notes to Financial Statements

18

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	Templeton	UBS	Van Kampen	Van Kampen
	Global Growth	U.S. Allocation	Equity Growth	Global Franchise
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	n/a	$997	n/a	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	n/a	99	n/a	n/a
Net asset value and redemption price per share	n/a	$10.07	n/a	n/a

Class I:
Net assets	$1,000	$992	$37,701,522	$1,019
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	69	98	3,277,207	68
Net asset value and redemption price per share	$14.49	$10.12	$11.50	$14.99

Class S:
Net assets	$392,877,471	$114,851,934	$55,351,853	$240,302,228
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	27,121,207	11,344,195	4,827,148	16,031,955
Net asset value and redemption price per share	$14.49	$10.12	$11.47	$14.99

Class S2:
Net assets	$7,021,167	$5,256,707	$13,062,421	$75,213,399
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	487,534	521,597	1,143,356	5,039,607
Net asset value and redemption price per share	$14.40	$10.08	$11.42	$14.92

See Accompanying Notes to Financial Statements

19

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	Van Kampen	Van Kampen	Wells Fargo	Wells Fargo
	Growth and Income	Real Estate	Mid Cap Disciplined	Small Cap Disciplined
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in securities at value+*	$919,471,178	$1,002,556,349	$272,164,498	$107,635,366
Short-term investments at amortized cost	163,515,578	—	47,391,115	47,607,490
Cash	60,468	1,479,379	23,595,913	2,954,373
Foreign currencies at value**	—	48,690	—	—

Receivables:
Investment securities sold	1,080,596	6,801,152	499,454	—
Fund shares sold	615,113	308,693	2,542	211,982
Dividends and interest	1,182,365	3,383,688	229,433	23,910
Prepaid expenses	10,746	11,286	3,545	16,204
Reimbursement due from manager	5,123	—	—	15,645

Total assets	1,085,941,167	1,014,589,237	343,886,500	158,464,970

LIABILITIES:
Payable for investment securities purchased	813,753	4,272,819	14,304,956	1,448,837
Payable for fund shares redeemed	122,462	1,203,036	510,068	562,236
Payable upon receipt of securities loaned	105,239,627	—	47,391,115	23,913,774
Accrued unified fees	505,385	511,326	147,843	—
Accrued investment management fees	—	—	—	80,410
Accrued administrative service fees	—	—	—	10,443
Accrued distribution and service fees	159,582	171,228	57,993	9,237
Payable for trustee fees	—	—	—	1,913
Other accrued expenses and liabilities	—	—	—	16,075

Total liabilities	106,840,809	6,158,409	62,411,975	26,042,925

NET ASSETS	$979,100,358	$1,008,430,828	$281,474,525	$132,422,045

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$728,227,557	$550,352,758	$349,660,684	$132,713,143
Undistributed net investment income	19,405,923	20,778,604	2,948,961	107,612
Accumulated net realized gain (loss) on investments and foreign currency related transactions	121,572,149	144,675,599	(79,854,115)	185,050
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	109,894,729	292,623,867	8,718,995	(583,760)

NET ASSETS	$979,100,358	$1,008,430,828	$281,474,525	$132,422,045

+ Including securities loaned at value	$102,557,289	$—	$46,087,593	$23,047,698
* Cost of investments in securities	$809,576,449	$709,932,482	$263,445,503	$108,219,126
** Cost of foreign currencies	$—	$48,690	$—	$—

See Accompanying Notes to Financial Statements

20

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	ING	ING	ING	ING
	Van Kampen	Van Kampen	Wells Fargo	Wells Fargo
	Growth and Income	Real Estate	Mid Cap Disciplined	Small Cap Disciplined
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV:
Net assets	$6,931,126	$207,136	n/a	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	251,117	5,834	n/a	n/a
Net asset value and redemption price per share	$27.60	$35.50	n/a	n/a

Class I:
Net assets	$2,295,367	$171,155,210	$991	$84,819,743
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	82,354	4,779,699	61	7,907,341
Net asset value and redemption price per share	$27.87	$35.81	$16.25	$10.73

Class S:
Net assets	$897,289,504	$802,655,877	$277,286,734	$46,863,339
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	32,203,035	22,531,659	17,074,576	4,374,874
Net asset value and redemption price per share	$27.86	$35.62	$16.24	$10.71

Class S2:
Net assets	$72,584,361	$34,412,605	$4,186,800	$738,963
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,617,491	968,953	259,048	69,017
Net asset value and redemption price per share	$27.73	$35.52	$16.16	$10.71

See Accompanying Notes to Financial Statements

21

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	AllianceBernstein	Capital Guardian	Capital Guardian	FMRSM
	Mid Cap Growth	Small/Mid Cap	U.S. Equities	Diversified Mid Cap
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,853,071	$2,236,642	$4,313,188	$2,969,269
Interest	309,369	151,189	107,286	648,680
Securities lending income	986,785	157,681	35,395	151,892

Total investment income	3,149,225	2,545,512	4,455,869	3,769,841

EXPENSES:
Unified fees	2,499,022	1,578,443	2,255,905	2,279,701

Distribution and service fees:
Class ADV	—	—	—	14,646
Class S	748,640	601,989	747,582	796,446
Class S2	49,975	24,314	27,689	87,264
Trustee fees and expenses	10,524	4,843	2,520	22,294

Total expenses	3,308,161	2,209,589	3,033,696	3,200,351
Net waived and reimbursed fees	(10,061)	(4,895)	(5,574)	(22,463)
Brokerage commission recapture	(96,937)	(2,784)	(11,165)	—

Net expenses	3,201,163	2,201,910	3,016,957	3,177,888

Net investment income (loss)	(51,938)	343,602	1,438,912	591,953

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	60,305,567	21,489,496	26,910,172	40,843,620
Foreign currency related transactions	—	—	—	(218,908)

Net realized gain on investments and foreign currency related transactions	60,305,567	21,489,496	26,910,172	40,624,712

Net change in unrealized appreciation or depreciation on:
Investments	(69,767,645)	(1,179,605)	(14,769,986)	(6,729,785)
Foreign currency related transactions	—	—	—	12,333

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(69,767,645)	(1,179,605)	(14,769,986)	(6,717,452)

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(9,462,078)	20,309,891	12,140,186	33,907,260

Increase (decrease) in net assets resulting from operations	$(9,514,016)	$20,653,493	$13,579,098	$34,499,213

* Foreign taxes withheld	$—	$5,267	$59,480	$119,179

See Accompanying Notes to Financial Statements

22

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	FMRSM	Franklin	Goldman Sachs	Lord Abbett
	Earnings Growth	Income	TollkeeperSM	Affiliated
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,137,196	$85,536	$114,383	$1,926,480
Interest	44,181	382,001	34,279	162,336
Securities lending income	—	—	2,098	3,736

Total investment income	2,181,377	467,537	150,760	2,092,552

EXPENSES:
Unified fees	—	—	551,362	725,141
Investment management fees	939,858	51,526	—	—

Distribution and service fees:
Class ADV	2	—	—	2
Class S	86,747	9,527	93,976	208,359
Class S2	12	824	16,281	6,962
Administrative service fees	161,961	8,323	—	—
Shareholder reporting expense	2,279	2,774	—	—
Professional fees	3,570	2,378	—	—
Custody and accounting expense	4,480	1,189	—	—
Trustee fees and expenses	4,198	1,189	1,317	2,064
Offering expense	1,616	2,507	—	—

Total expenses	1,204,723	80,237	662,936	942,528
Net waived and reimbursed fees	(6,243)	(11,761)	(86,893)	(1,467)
Brokerage commission recapture	—	—	(2,408)	(6,183)

Net expenses	1,198,480	68,476	573,635	934,878

Net investment income (loss)	982,897	399,061	(422,875)	1,157,674

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:

Net realized gain (loss) on:
Investments	(6,928,499)	28,203	2,187,762	(184,002)
Foreign currency related transactions	(81,486)	(4,439)	—	—
Futures	102,046	—	—	—

Net realized gain (loss) on investments, foreign currency related transactions and futures	(6,907,939)	23,764	2,187,762	(184,002)

Net change in unrealized appreciation or depreciation on:
Investments	(42,789,542)	72,308	(2,839,460)	9,052,803
Foreign currency related transactions	(2,106)	—	3,098	56

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(42,791,648)	72,308	(2,836,362)	9,052,859

Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	(49,699,587)	96,072	(648,600)	8,868,857

Increase (decrease) in net assets resulting from operations	$(48,716,690)	$495,133	$(1,071,475)	$10,026,531

* Foreign taxes withheld	$1,105	$139	$—	$3,055

See Accompanying Notes to Financial Statements

23

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	Mercury	Mercury	T. Rowe Price	T. Rowe Price
	Large Cap Growth	Large Cap Value	Capital Appreciation	Equity Income
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$667,639	$718,035	$25,919,467	$13,373,022
Interest	2,693	12,478	13,853,664	1,190,461
Securities lending income	—	2,365	182,505	39,528

Total investment income	670,332	732,878	39,955,636	14,603,011

EXPENSES:
Unified fees	619,590	374,016	8,523,934	3,885,955

Distribution and service fees:
Class ADV	8,966	2	207,024	100,709
Class S	190,249	63,961	3,023,900	1,364,927
Class S2	3	8,856	245,615	108,189
Trustee fees and expenses	2,962	1,594	44,966	20,643

Total expenses	821,770	448,429	12,045,439	5,480,423
Net waived and reimbursed fees	(40,533)	(1,783)	(91,127)	(57,553)
Brokerage commission recapture	—	—	(97,884)	(2,202)

Net expenses	781,237	446,646	11,856,428	5,420,668

Net investment income/(loss)	(110,905)	286,232	28,099,208	9,182,343

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, OPTIONS AND SWAPS:

Net realized gain (loss) on:
Investments	2,101,867	477,534	215,903,578	24,906,046
Foreign currency related transactions	—	—	(44,732)	(87)

Net realized gain on investments, foreign currency related transactions, futures, options and swaps	2,101,867	477,534	215,858,846	24,905,959

Net change in unrealized appreciation or depreciation on:
Investments	(4,932,896)	5,044,846	(163,878,150)	25,646,981
Foreign currency related transactions	—	—	111	1
Futures, options and swaps	—	—	—	(119)

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, options and swaps	(4,932,896)	5,044,846	(163,878,039)	25,646,863

Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	(2,831,029)	5,522,380	51,980,807	50,552,822

Increase (decrease) in net assets resulting from operations	$(2,941,934)	$5,808,612	$80,080,015	$59,735,165

* Foreign taxes withheld	$—	$—	$126,690	$93,981

See Accompanying Notes to Financial Statements

24

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	Templeton	UBS	Van Kampen	Van Kampen
	Global Growth	U.S. Allocation	Equity Growth	Global Franchise
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,798,979	$658,824	$329,705	$4,603,477
Interest	274,179	983,391	37,011	474,172
Securities lending income	147,142	6,805	2,437	84,600
Other	—	—	—	8,605

Total investment income	6,220,300	1,649,020	369,153	5,170,854

EXPENSES:
Unified fees	1,824,802	458,971	363,193	1,477,621

Distribution and service fees:
Class ADV	—	2	—	—
Class S	486,039	151,922	72,869	287,063
Class S2	16,598	12,723	32,468	178,191
Trustee fees and expenses	15,174	2,169	2,060	4,819

Total expenses	2,342,613	625,787	470,590	1,947,694
Net waived and reimbursed fees	(3,355)	(15,141)	(18,603)	(35,874)
Brokerage commission recapture	(4,402)	(2,437)	—	—

Net expenses	2,334,856	608,209	451,987	1,911,820

Net investment income (loss)	3,885,444	1,040,811	(82,834)	3,259,034

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	7,403,129	2,856,829	4,415,666	4,812,677
Foreign currency related transactions	(29,270)	—	—	(326,479)

Net realized gain on investments and foreign currency related transactions	7,373,859	2,856,829	4,415,666	4,486,198

Net change in unrealized appreciation or depreciation on:
Investments	13,272,226	(2,456,874)	(7,641,544)	17,589,436
Foreign currency related transactions	78,280	—	—	(2,579,883)

Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	13,350,506	(2,456,874)	(7,641,544)	15,009,553

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	20,724,365	399,955	(3,225,878)	19,495,751

Increase (decrease) in net assets resulting from operations	$24,609,809	$1,440,766	$(3,308,712)	$22,754,785

* Foreign taxes withheld	$428,128	$—	$7,367	$317,032

See Accompanying Notes to Financial Statements

25

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING	ING	ING	ING
	Van Kampen	Van Kampen	Wells Fargo	Wells Fargo
	Growth and Income	Real Estate	Mid Cap Disciplined	Small Cap Disciplined
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$10,638,607	$10,408,060	$2,214,947	$138,920
Interest	1,311,488	508,890	350,885	243,731
Securities lending income	117,874	—	57,052	52,993

Total investment income	12,067,969	10,916,950	2,622,884	435,644

EXPENSES:
Unified fees	3,061,905	3,182,922	921,163	—
Investment Management fee	—	—	—	247,538

Distribution and service fees:
Class ADV	16,187	285	—	35
Class S	1,094,529	1,121,499	353,270	46,494
Class S2	181,152	80,359	10,254	219
Administrative service fees	—	—	—	33,737
Shareholder reporting expense	—	—	—	6,610
Professional fees	—	—	—	10,423
Custody and accounting expense	—	—	—	3,606
Trustee fees and expenses	9,107	9,883	5,008	3,218
Offering expense	—	—	—	7,570

Total expenses	4,362,880	4,394,948	1,289,695	359,450
Net waived and reimbursed fees	(83,516)	(16,273)	(2,064)	(31,418)
Brokerage commission recapture	(12,829)	—	—	—

Net expenses	4,266,535	4,378,675	1,287,631	328,032

Net investment income	7,801,434	6,538,275	1,335,253	107,612

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

Net realized gain (loss) on:
Investments	39,833,710	67,713,417	3,974,254	185,050
Foreign currency related transactions	(8,269)	(1,185)	—	—

Net realized gain on investments and foreign currency related transactions	39,825,441	67,712,232	3,974,254	185,050

Net change in unrealized appreciation or depreciation on investments:	(21,689,094)	66,582,738	8,266,167	(453,879)

Net realized and unrealized gain (loss) on investments and foreign currency related transactions	18,136,347	134,294,970	12,240,421	(268,829)

Increase (decrease) in net assets resulting from operations	$25,937,781	$140,833,245	$13,575,674	$(161,217)

* Foreign taxes withheld	$471,578	$100,274	$6,006	$1

See Accompanying Notes to Financial Statements

26

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING AllianceBernstein		ING Capital Guardian
	Mid Cap Growth Portfolio		Small/Mid Cap Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income (loss)	$(51,938)	$(3,853,394)	$343,602	$2,100,210
Net realized gain on investments	60,305,567	85,985,039	21,489,496	11,041,002
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(69,767,645)	(58,859,710)	(1,179,605)	(21,833,930)

Net increase (decrease) in net assets resulting from operations	(9,514,016)	23,271,935	20,653,493	(8,692,718)

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	—	—	(870,294)
Class S2	—	—	—	(14,095)

Total distributions	—	—	—	(884,389)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	197,429,046	112,480,636	3,414,325	13,811,437
Dividends reinvested	—	—	—	884,389

	197,429,046	112,480,636	3,414,325	14,695,826
Cost of shares redeemed	(141,814,568)	(221,689,772)	(51,350,993)	(92,991,596)

Net increase (decrease) in net assets resulting from capital share transactions	55,614,478	(109,209,136)	(47,936,668)	(78,295,770)

Net increase (decrease) in net assets	46,100,462	85,937,201	(27,283,175)	(87,872,877)

NET ASSETS:
Beginning of period	591,488,839	677,426,040	488,006,986	575,879,863

End of period	$637,589,301	$591,488,839	$460,723,811	$488,006,986

Undistributed net investment income (accumulated net investment loss) at end of period	$(51,938)	$—	$2,417,234	$2,073,632

See Accompanying Notes to Financial Statements

27

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Capital Guardian		ING FMRSM Diversified
	U.S. Equities Portfolio		Mid Cap Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income (loss)	$1,438,912	2,637,686	$591,953	(210,561)
Net realized gain on investments and foreign currency related transactions	26,910,172	55,029,877	40,624,712	79,699,322
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(14,769,986)	(21,002,134)	(6,717,452)	(29,407,509)

Net increase in net assets resulting from operations	13,579,098	36,665,429	34,499,213	50,081,252

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	(2,728,278)	—	—
Class S2	—	(38,433)	—	—

Net Realized Gains:
Class S	—	—	—	(21,668,204)
Class S2	—	—	—	(1,085,338)

Total distributions	—	(2,766,711)	—	(22,753,542)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,248,536	8,346,940	159,913,054	97,950,199
Net proceeds from shares issued in merger	—	—	—	250,558,419
Dividends reinvested	—	2,766,711	—	22,753,542

	4,248,536	11,113,651	159,913,054	371,262,160
Cost of shares redeemed	(52,752,307)	(98,752,859)	(44,459,634)	(45,379,896)

Net increase (decrease) in net assets resulting from capital share transactions	(48,503,771)	(87,639,208)	115,453,420	325,882,264

Net increase (decrease) in net assets	(34,924,673)	(53,740,490)	149,952,633	353,209,974

NET ASSETS:
Beginning of period	619,262,568	673,003,058	615,629,214	262,419,240

End of period	$584,337,895	$619,262,568	$765,581,847	$615,629,214

Undistributed net investment income (accumulated net investment loss) at end of period	$4,081,078	$2,642,166	$513,648	$(78,305)

See Accompanying Notes to Financial Statements

28

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING FMRSM Earnings		ING Franklin
	Growth Portfolio		Income Portfolio

	Six Months	April 29,	April 28,
	Ended	2005(1) to	2006(1) to
	June 30,	December 31,	June 30,
	2006	2005	2006

FROM OPERATIONS:
Net investment income	$982,897	$246,224	$399,061
Net realized gain (loss) on investments and foreign currency related transactions	(6,907,939)	774,128	23,764
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(42,791,648)	4,147,565	72,308

Net increase (decrease) in net assets resulting from operations	(48,716,690)	5,167,917	495,133

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(265,986)	—
Class S	—	(12,810)	—
Class S2	—		—

Net Realized Gains:
Class I	—	(339,312)	—
Class S	—	(23,618)	—
Class S2	—	(22)	—

Total distributions	—	(641,748)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	604,546,256	170,731,344	73,248,111
Dividends reinvested	—	599,648	—

	604,546,256	171,330,992	73,248,111
Cost of shares redeemed	(38,507,732)	(24,332,450)	(3,448,721)

Net increase in net assets resulting from capital share transactions	566,038,524	146,998,542	69,799,390

Net increase in net assets	517,321,834	151,524,711	70,294,523

NET ASSETS:
Beginning of period	151,524,711	—	—

End of period	$668,846,545	$151,524,711	$70,294,523

Undistributed net investment income at end of period	$988,826	$5,929	$399,061

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

29

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Goldman SachsSM		ING Lord Abbet
	Tollkeeper Portfolio		Affiliated Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income (loss)	$(422,875)	$(690,320)	$1,157,674	$2,110,012
Net realized gain (loss) on investments and foreign currency related transactions	2,187,762	8,812,779	(184,002)	28,946,198
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(2,836,362)	(7,367,708)	9,052,859	(24,508,160)

Net increase (decrease) in net assets resulting from operations	(1,071,475)	754,751	10,026,531	6,548,050

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	—	—	(20,869)
Class S	—	—	—	(2,085,140)
Class S2	—	—	—	(30,028)

Net realized gains:
Class S	—	(3,164,015)	—	—
Class S2	—	(256,562)	—	—

Total distributions	—	(3,420,577)	—	(2,136,037)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,221,537	25,906,302	85,700,022	62,713,108
Dividends reinvested	—	3,420,577	—	2,136,037

	9,221,537	29,326,879	85,700,022	64,849,145
Cost of shares redeemed	(13,256,386)	(20,014,151)	(72,492,360)	(102,324,451)

Net increase (decrease) in net assets resulting from capital share ransactions	(4,034,849)	9,312,728	13,207,662	(37,475,306)

Net increase (decrease) in net assets	(5,106,324)	6,646,902	23,234,193	(33,063,293)

NET ASSETS:
Beginning of period	79,180,136	72,533,234	180,716,984	213,780,277

End of period	$74,073,812	$79,180,136	$203,951,177	$180,716,984

Undistributed net investment income (accumulated net investment loss) at end of period	$(419,867)	$3,008	$3,183,714	$2,026,040

See Accompanying Notes to Financial Statements

30

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Mercury Large Cap		ING Mercury Large Cap
	Growth Portfolio		Value Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income (loss)	$(110,905)	$(163,750)	$286,232	$692,225
Net realized gain on investments and foreign currency related transactions	2,101,867	2,589,065	477,534	2,669,338
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(4,932,896)	8,835,225	5,044,846	(2,443,874)

Net increase (decrease) in net assets resulting from operations	(2,941,934)	11,260,540	5,808,612	917,689

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net realized gains:
Class I	—	—	—	(2,933)
Class S	—	—	—	(2,748)
Class S2	—	—	—	(180)

Total distributions	—	—	—	(5,861)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,943,069	146,549,136	20,347,488	33,716,418
Dividends reinvested	—	—	—	5,861

	11,943,069	146,549,136	20,347,488	33,722,279
Cost of shares redeemed	(16,259,651)	(21,962,703)	(9,290,362)	(69,467,582)

Net increase (decrease) in net assets resulting from capital share transactions	(4,316,582)	124,586,433	11,057,126	(35,745,303)

Net increase (decrease) in net assets	(7,258,516)	135,846,973	16,865,738	(34,833,475)

NET ASSETS:
Beginning of period	156,966,095	21,119,122	90,008,821	124,842,296

End of period	$149,707,579	$156,966,095	$106,874,559	$90,008,821

Undistributed net investment income (accumulated net investment loss) at end of period	$(110,905)	$—	$978,457	$692,225

See Accompanying Notes to Financial Statements

31

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Capital		ING T. Rowe Price Equity
	Appreciation Portfolio		Income Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$28,099,208	$33,911,957	$9,182,343	$16,881,727
Net realized gain on investments and foreign currency related transactions	215,858,846	176,488,538	24,905,959	53,325,401
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(163,878,039)	(33,810,931)	25,646,863	(26,241,751)

Net increase in net assets resulting from operations	80,080,015	176,589,564	59,735,165	43,965,377

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(478,589)	—	(139,052)
Class I	—	(994,447)	—	(255,687)
Class S	—	(27,314,104)	—	(11,936,553)
Class S2	—	(980,214)	—	(328,336)

Net realized gains:
Class ADV	—	(1,165,680)	—	(256,680)
Class I	—	(2,315,047)	—	(446,171)
Class S	—	(72,882,351)	—	(24,379,918)
Class S2	—	(2,613,904)	—	(692,558)

Total distributions		(108,744,336)		(38,434,955)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	166,503,486	369,451,003	81,419,506	190,194,194
Dividends reinvested	—	108,744,336	—	38,434,955

	166,503,486	478,195,339	81,419,506	228,629,149
Cost of shares redeemed	(56,856,993)	(52,843,688)	(95,262,383)	(78,988,373)

Net increase (decrease) in net assets resulting from capital share transactions	109,646,493	425,351,651	(13,842,877)	149,640,776

Net increase in net assets	189,726,508	493,196,879	45,892,288	155,171,198

NET ASSETS:
Beginning of period	2,535,150,263	2,041,953,384	1,171,494,360	1,016,323,162

End of period	$2,724,876,771	$2,535,150,263	$1,217,386,648	$1,171,494,360

Undistributed net investment income at end of period	$61,994,125	$33,894,917	$26,047,162	$16,864,819

See Accompanying Notes to Financial Statements

32

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Templeton		ING UBS
	Global Growth Portfolio		U.S. Allocation Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$3,885,444	$2,496,202	$1,040,811	$1,511,795
Net realized gain on investments and foreign currency related transactions	7,373,859	92,567,138	2,856,829	5,312,730
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	13,350,506	(59,819,595)	(2,456,874)	761,812

Net increase in net assets resulting from operations	24,609,809	35,243,745	1,440,766	7,586,337

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	(2,681,176)	—	(1,381,282)
Class S2	—	(42,083)	—	(55,715)

Total distributions	—	(2,723,259)	—	(1,436,997)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,121,221	13,831,855	2,836,831	30,181,531
Dividends reinvested	—	2,723,259	—	1,436,997

	6,121,221	16,555,114	2,836,831	31,618,528
Cost of shares redeemed	(17,702,796)	(56,918,908)	(12,934,315)	(14,530,512)

Net increase (decrease) in net assets resulting from capital share transactions	(11,581,575)	(40,363,794)	(10,097,484)	17,088,016

Net increase (decrease) in net assets	13,028,234	(7,843,308)	(8,656,718)	23,237,356

NET ASSETS:
Beginning of period	386,871,404	394,714,712	128,767,348	105,529,992

End of period	$399,899,638	$386,871,404	$120,110,630	$128,767,348

Undistributed net investment income at end of period	$7,363,189	$3,477,745	$2,708,681	$1,667,870

See Accompanying Notes to Financial Statements

33

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Van Kampen Equity		ING Van Kampen Global
	Growth Portfolio		Franchise Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income (loss)	$(82,834)	$(62,315)	$3,259,034	$2,896,208
Net realized gain on investments and foreign currency related transactions	4,415,666	4,585,822	4,486,198	12,319,605
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(7,641,544)	9,575,742	15,009,553	8,676,545

Net increase (decrease) in net assets resulting from operations	(3,308,712)	14,099,249	22,754,785	23,892,358

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class I	—	(210,541)	—	—
Class S	—	(151,671)	—	(369,111)
Class S2	—	(27,665)	—	(75,743)

Net realized gains:
Class S	—	—	—	(1,903,185)
Class S2	—	—	—	(567,869)

Total distributions	—	(389,877)	—	(2,915,908)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,168,667	26,102,409	25,647,630	117,754,463
Dividends reinvested	—	389,877	—	2,915,908

	10,168,667	26,492,286	25,647,630	120,670,371
Cost of shares redeemed	(17,059,390)	(16,699,882)	(13,476,176)	(17,953,550)

Net increase (decrease) in net assets resulting from capital share transactions	(6,890,723)	9,792,404	12,171,454	102,716,821

Net increase (decrease) in net assets	(10,199,435)	23,501,776	34,926,239	123,693,271

NET ASSETS:
Beginning of period	116,315,231	92,813,455	280,590,407	156,897,136

End of period	$106,115,796	$116,315,231	$315,516,646	$280,590,407

Undistributed net investment income (accumulated net investment loss) at end of period	$(82,834)	$—	$7,714,902	$4,455,868

See Accompanying Notes to Financial Statements

34

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Van Kampen		ING Van Kampen
	Growth and Income Portfolio		Real Estate Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$7,801,434	$11,613,705	$6,538,275	$12,749,047
Net realized gain on investments and foreign currency related transactions	39,825,441	90,748,129	67,712,232	75,333,149
Net change in unrealized appreciation or depreciation on investments	(21,689,094)	(17,188,913)	66,582,738	54,447,786

Net increase in net assets resulting from operations	25,937,781	85,172,921	140,833,245	142,529,982

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class ADV	—	(5,813)	—	—
Class I	—	—	—	(93,349)
Class S	—	(8,382,527)	—	(8,748,076)
Class S2	—	(621,747)	—	(238,326)

Net realized gains:
Class I	—	—	—	(231,802)
Class S	—	—	—	(24,311,480)
Class S2	—	—	—	(697,125)

Total distributions	—	(9,010,087)	—	(34,320,158)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	80,591,510	73,734,080	266,860,343	384,077,880
Dividends reinvested	—	9,010,087	—	34,320,158

	80,591,510	82,744,167	266,860,343	418,398,038
Cost of shares redeemed	(50,997,047)	(114,342,691)	(421,540,705)	(98,907,020)

Net increase (decrease) in net assets resulting from capital share transactions	29,594,463	(31,598,524)	(154,680,362)	319,491,018

Net increase (decrease) in net assets	55,532,244	44,564,310	(13,847,117)	427,700,842

NET ASSETS:
Beginning of period	923,568,114	879,003,804	1,022,277,945	594,577,103

End of period	$979,100,358	$923,568,114	$1,008,430,828	$1,022,277,945

Undistributed net investment income at end of period	$19,405,923	$11,604,489	$20,778,604	$14,240,329

See Accompanying Notes to Financial Statements

35

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Wells Fargo Mid Cap		ING Wells Fargo Small Cap
	Disciplined Portfolio		Disciplined Portfolio

	Six Months		Six Months	November 30,
	Ended	Year Ended	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income (loss)	$1,335,253	$1,568,403	$107,612	$(4,539)
Net realized gain on investments and foreign currency related transactions	3,974,254	51,798,484	185,050	985
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	8,266,167	(37,691,835)	(453,879)	(129,881)

Net increase (decrease) in net assets resulting from operations	13,575,674	15,675,052	(161,217)	(133,435)

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	(1,844,990)	—	—
Class S2	—	(20,306)	—	—

Total distributions	—	(1,865,296)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,513,199	6,197,529	182,086,381	5,077,593
Dividends reinvested	—	1,865,296	—	—

	8,513,199	8,062,825	182,086,381	5,077,593
Cost of shares redeemed	(29,277,033)	(59,011,389)	(54,445,273)	(2,004)

Net increase (decrease) in net assets resulting from capital share transactions	(20,763,834)	(50,948,564)	127,641,108	5,075,589

Net increase (decrease) in net assets	(7,188,160)	(37,138,808)	127,479,891	4,942,154

NET ASSETS:
Beginning of period	288,662,685	325,801,493	4,942,154	—

End of period	$281,474,525	$288,662,685	$132,422,045	$4,942,154

Undistributed net investment income at end of period	$2,948,961	$1,613,708	$107,612	$—

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

36

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months	May 13,
	Ended	2005(1) to
	June 30,	December 31,
	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$19.06	15.50

Income (loss) from investment operations:
Net investment loss	$(0.02)*	(0.06)*
Net realized and unrealized gain (loss) on investments	$(0.09)	3.62
Total from investment operations	$(0.11)	3.56
Net asset value, end of period	$18.95	19.06

Total Return(2)%	(0.58)	22.97

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$108,588	5,122

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.74	0.79
Gross expenses prior to brokerage commission recapture(3)%	0.77	0.81
Net investment loss(3)%	(0.20)	(0.54)
Portfolio turnover rate %	67	103

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$19.03	17.81		14.90	8.92	12.75	14.78

Income (loss) from investment operations:
Net investment loss	$0.01 **	(0.11	)*	(0.12)	(0.07)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	$(0.14)	1.33		3.03	6.05	(3.76)	(1.96)
Total from investment operations	$(0.13)	1.22		2.91	5.98	(3.83)	(2.03)
Net asset value, end of period	$18.90	19.03		17.81	14.90	8.92	12.75

Total Return(2)%	(0.68)	6.85		19.53	67.04	(30.04)	(13.73)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$509,331	568,850		664,525	528,029	288,770	468,567

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.99	1.01		0.97	0.99	1.02	1.01
Gross expenses prior to brokerage commission recapture(3)%	1.02	1.03		1.03	1.04	1.05	1.01
Net investment income (loss)(3)%	0.03	(0.66)		(0.79)	(0.68)	(0.69)	(0.53)
Portfolio turnover rate %	67	103		126	111	159	211

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

37

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months					September 9,
	Ended	Year Ended December 31,				2002(1) to
	June 30,					December 31,
	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$18.94	17.76		14.88	8.92	8.37

Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.14	)*	(0.10)	(0.10)	(0.02)*
Net realized and unrealized gain (loss) on investments	$(0.12)	1.32		2.98	6.06	0.57
Total from investment operations	$(0.14)	1.18		2.88	5.96	0.55
Net asset value, end of period	$18.80	18.94		17.76	14.88	8.92

Total Return(2)%	(0.74)	6.64		19.35	66.82	6.57

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,670	17,517		12,901	4,638	158

Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)(4)%	1.14	1.16		1.12	1.14	1.18
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.17	1.18		1.18	1.19	1.21
Gross expenses prior to expense waiver and prior to brokerage commission recapture(3)%	1.27	1.28		1.18	1.19	1.21
Net investment loss(3)(4)%	(0.18)	(0.81)		(0.93)	(0.86)	(0.71)
Portfolio turnover rate %	67	103		126	111	159

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

38

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class I

April 28,
2006(1) to
June 30,
2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.86

Income (loss) from investment operations:
Net investment loss	$(0.03)*
Net realized and unrealized loss on investments	$(0.71)
Total from investment operations	$(0.74)
Net asset value, end of period	$12.12

Total Return(2)%	(5.75)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.64
Gross expenses prior to brokerage commission recapture (3)%	0.64
Net investment loss(3)%	(1.27)
Portfolio turnover rate %	17

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005	2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$11.65	11.79	10.99	7.84	10.53	10.71

Income (loss) from investment operations:
Net investment income	$0.01	0.05	0.02	0.02	0.02 *	0.01
Net realized and unrealized gain (loss) on investments	$0.46	(0.17)	0.80	3.14	(2.70)	(0.18)
Total from investment operations	$0.47	(0.12)	0.82	3.16	(2.68)	(0.17)

Less distributions from:
Net investment income	$—	0.02	0.02	0.01	0.01	0.01
Total distributions	$—	0.02	0.02	0.01	0.01	0.01
Net asset value, end of period	$12.12	11.65	11.79	10.99	7.84	10.53

Total Return(2)%	4.03	(1.02)	7.48	40.36	(25.43)	(1.56)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000’s)	$451,447	478,871	567,903	573,425	365,177	516,009

Ratio to average net assets:
Net expenses after brokerage commission recapture(3)%	0.89	0.90	0.91	0.93	0.94	0.95
Gross expenses prior to brokerage commission recapture(3)%	0.89	0.91	0.92	0.94	0.95	0.95
Net investment income(3)%	0.14	0.41	0.20	0.28	0.28	0.16
Portfolio turnover rate %	17	87	41	40	40	42

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

39

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months					September 9,
	Ended	Year Ended December 31,				2002(1) to
	June 30,					December 31,
	2006	2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.61	11.77	11.00		7.86	7.98

Income (loss) from investment operations:
Net investment income	$0.00 **	0.03	0.01	*	0.01	0.02 *
Net realized and unrealized gain (loss) on investments	$0.46	(0.17)	0.79		3.14	(0.14)
Total from investment operations	$0.46	(0.14)	0.80		3.15	(0.12)

Less distributions from:
Net investment income	$—	0.02	0.03		0.01	0.00 **
Total distributions	$—	0.02	0.03		0.01	0.00 **
Net asset value, end of period	$12.07	11.61	11.77		11.00	7.86

Total Return(2)%	3.96	(1.19)	7.32		40.08	(1.50)

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000’s)	$9,275	9,136	7,977		4,148	330

Ratio to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)(4)%	1.04	1.05	1.06		1.08	1.10
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.04	1.06	1.07		1.09	1.11
Gross expenses prior to expense waiver and prior to brokerage commission recapture(3)%	1.14	1.16	1.07		1.09	1.11
Net investment income(3)(4)%	0.00 **	0.28	0.10		0.13	0.75
Portfolio turnover rate %	17	87	41		40	40

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

40

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class I

April 28,
2006(1) to
June 30,
2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.93

Income from investment operations:
Net investment income	$0.01 *
Net realized and unrealized loss on investments	$(0.48)
Total from investment operations	$(0.47)
Net asset value, end of period	$12.46

Total Return(2)%	(3.63)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.74
Gross expenses prior to brokerage commission recapture (3)%	0.74
Net investment income(3)%	0.74
Portfolio turnover rate %	15

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004	2003		2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$12.20	11.54		10.58	7.74		10.18	10.58

Income (loss) from investment operations:
Net investment income	$0.04	0.05	*	0.05	0.02		0.03 *	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.21	0.66		0.93	2.82		(2.45)	(0.39)
Total from investment operations	$0.25	0.71		0.98	2.84		(2.42)	(0.38)

Less distributions from:
Net investment income	$—	0.05		0.02	0.00	*	0.02	0.02
Net realized gain on investments	$—	—		—	—		—	0.00 **
Total distributions	$—	0.05		0.02	—		0.02	0.02
Net asset value, end of period	$12.45	12.20		11.54	10.58		7.74	10.18

Total Return(2)%	2.05	6.19		9.27	36.75		(23.79)	(3.62)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$573,565	608,300		662,965	575,864		301,376	282,049

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.99	0.99		0.99	0.99		0.99	1.01
Gross expenses prior to brokerage commission recapture(3)%	0.99	1.00		1.00	1.00		1.01	1.01
Net investment income(3)%	0.48	0.42		0.44	0.30		0.33	0.17
Portfolio turnover rate %	15	33		23	21		27	29

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

41

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months					September 9,
	Ended	Year Ended December 31,				2002(1) to
	June 30,					December 31,
	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.18	11.52		10.58	7.76	7.45

Income from investment operations:
Net investment income	$0.02	0.03	*	0.03	0.01	0.01 *
Net realized and unrealized gain on investments and foreign currencies	$0.22	0.67		0.93	2.81	0.31
Total from investment operations	$0.24	0.70		0.96	2.82	0.32

Less distributions from:
Net investment income	$—	0.04		0.02	—	0.01
Total distributions	$—	0.04		0.02	—	0.01
Net asset value, end of period	$12.42	12.18		11.52	10.58	7.76

Total Return(2)%	1.97	6.13		9.10	36.34	4.25

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$10,772	10,963		10,038	6,788	344

Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)(4)%	1.14	1.14		1.14	1.14	1.12
Net expenses after expense waiver and prior to brokerage commission recapture (3)(4)%	1.14	1.15		1.15	1.15	1.16
Gross expenses prior to expense waiver and prior to brokerage commission recapture (3)%	1.24	1.25		1.15	1.15	1.16
Net investment income(3)(4)%	0.32	0.27		0.31	0.13	0.33
Portfolio turnover rate %	15	33		23	21	27

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

42

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class ADV

January 17,
2006(1) to
June 30, 2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.92

Income (loss) from investment operations:
Net investment loss	$(0.01)
Net realized and unrealized gain on investments	$0.11
Total from investment operations	$0.10
Net asset value, end of period	$14.02

Total Return(2)%	0.72

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,485

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.25
Gross expenses prior to expense waiver(3)%	1.40
Net investment loss(3)(4)%	(0.16)
Portfolio turnover rate %	77

	Class I		Class S

	Six Months	August 15,	Six Months
	Ended	2005(1) to	Ended	Year Ended December 31,
	June 30,	December 31,	June 30,
	2006	2005	2006	2005		2004	2003		2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$13.25	12.48	13.23	12.26		9.89	7.41		9.21	9.89

Income (loss) from investment operations:
Net investment income (loss)	$0.05 *	0.02 *	0.01	(0.01	)*	(0.03)	0.02		0.03 *	0.02
Net realized and unrealized gain (loss) on investments	$0.82	0.75	0.84	1.95		2.41	2.46		(1.81)	(0.68)
Total from investment operations	$0.87	0.77	0.85	1.94		2.38	2.48		(1.78)	(0.66)

Less distributions from:
Net investment income	$—	—	—	—		0.01	0.00	**	0.02	0.02
Net realized gains on investments	$—	—	—	0.97		—	—		—	—
Total distributions	$—	—	—	0.97		0.01	—		0.02	0.02
Net asset value, end of period	$14.12	13.25	14.08	13.23		12.26	9.89		7.41	9.21

Total Return(2)%	6.57	6.17	6.42	16.90		24.10	33.47		(19.34)	(6.64)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$83,760	214	641,854	584,904		252,605	163,668		91,198	58,712

Ratios to average net assets:
Expenses(3)%	0.65	0.74	0.90	0.99		1.01	1.00		1.01	1.01
Net investment income (loss)(3)%	0.77	0.34	0.15	(0.06)		(0.30)	0.32		0.33	0.47
Portfolio turnover rate %	77	186	77	186		151	93		106	89

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

43

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months					September 9,
	Ended	Year Ended December 31,				2002(1) to
	June 30,					December 31,
	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.19	12.24		9.90	7.43	7.76

Income (loss) from investment operations:
Net investment income (loss)	$0.00 **	(0.03	)*	(0.03)	0.01	0.01 *
Net realized and unrealized gain (loss) on investments	$0.85	1.95		2.39	2.46	(0.33)
Total from investment operations	$0.85	1.92		2.36	2.47	(0.32)

Less distributions from:
Net investment income	$—	—		0.02	—	0.01
Net realized gains on investments	$—	0.97		—	—	—
Total distributions	$—	0.97		0.02	—	0.01
Net asset value, end of period	$14.04	13.19		12.24	9.90	7.43

Total Return(2)%	6.44	16.76		23.83	33.24	(4.15)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$37,483	30,511		9,814	3,752	226

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.05	1.14		1.16	1.15	1.16
Gross expenses prior to expense waiver(3)%	1.15	1.24		1.16	1.15	1.16
Net investment income (loss)(3)(4)%	0.01	(0.20)		(0.45)	0.17	0.30
Portfolio turnover rate %	77	186		151	93	106

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

44

ING FMRSM EARNINGS GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I		Class S

	June 2,	Six Months	April 29,	Six Months	May 4,
	2006(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2005	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.26	10.60	10.00	10.59	10.12

Income (loss) from investment operations:
Net investment income	$0.00 **	0.03 *	0.07 *	0.02 *	0.02 *
Net realized and unrealized gain (loss) on investments	$(0.21)	(0.54)	0.57	(0.54)	0.48
Total from investment operations	$(0.21)	(0.51)	0.64	(0.52)	0.50

Less distributions from:
Net investment income	$—	—	0.02	—	0.01
Net realized gains on investments	$—	—	0.02	—	0.02
Total distributions	$—	—	0.04	—	0.03
Net asset value, end of period	$10.05	10.09	10.60	10.07	10.59

Total Return(2)%	(2.05)	(4.81)	6.41	(4.91)	5.00

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3	481,138	141,848	187,699	9,662

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.28	0.68	0.73	0.93	0.98
Gross expenses prior to expense waiver(3)(4)%	1.44	0.69	0.73	0.94	0.98
Net investment income(3)%	0.00 **	0.64	0.53	0.48	0.27
Portfolio turnover rate %	282	282	139	282	139

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

45

ING FRANKLIN INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I	Class S	Class S2

	April 28,	April 28,	May 3,
	2006(1) to	2006(1) to	2006(1) to
	June 30,	June 30,	June 30,
	2006	2006	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.00	10.00 **	9.99 **

Income (loss) from investment operations:
Net investment income (loss)	$0.09	0.09	0.08
Net realized and unrealized gain (loss) on investments	$(0.01)	(0.02)	(0.00)*
Total from investment operations	$0.08	0.07	0.08
Net asset value, end of period	$10.08	10.07	10.07

Total Return(2)%	0.80	0.70	0.80

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$24,376	44,658	1,260

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	0.74	0.99	1.14
Gross expenses after expense waiver(3)(4)%	0.88	1.13	1.38
Net investment income(3)%	5.14	4.93	4.74
Portfolio turnover rate %	8	8	8

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Amount is less than $0.005.

** Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

46

ING GOLDMAN SACHS TOLLKEEPERSM PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

Class I

April 28,
2006(1) to
June 30,
2006

Per Share Operating Performance:
Net asset value, beginning of period	$7.87

Income from investment operations:
Net investment loss	$(0.01)
Net realized and unrealized loss on investments	$(0.74)
Total from investment operations	$(0.75)
Net asset value, end of period	$7.12

Total Return(2)%	(9.53)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1

Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)%	1.15
Net expenses after expense waiver and prior to brokerage commission recapture %	1.15
Gross expenses prior to expense waiver and prior to brokerage commission recapture(3)%	1.34
Net investment loss(3)%	(0.48)
Portfolio turnover rate %	31

	Class S

	Six Months					May 1,
	Ended	Year Ended December 31,				2001(1) to
	June 30,					December 31,
	2006	2005	2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$7.22	7.48	6.71	4.76	7.69	10.00

Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.06)	(0.04)	(0.06)	(0.10)*	(0.06)
Net realized and unrealized gain (loss) on investments	$(0.07)	0.18	0.81	2.01	(2.83)	(2.25)
Total from investment operations	$(0.11)	0.12	0.77	1.95	(2.93)	(2.31)

Less distributions from:
Net realized gain on investments	$—	0.38	—	—	—	—
Total distributions	$—	0.38	—	—	—	—
Net asset value, end of period	$7.11	7.22	7.48	6.71	4.76	7.69

Total Return(2)%	(1.52)	1.91	11.48	40.97	(38.10)	(23.10)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$67,713	73,435	68,172	53,825	15,199	9,255

Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)%	1.40	1.40	1.61	1.85	1.86	1.85
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	1.40	1.40	1.61	1.85	1.86	1.85
Gross expenses prior to expense waiver and prior to brokerage commission recapture(3)%	1.59	1.61	1.61	1.85	1.86	1.85
Net investment loss(3)%	(1.02)	(1.02)	(0.60)	(1.64)	(1.79)	(1.69)
Portfolio turnover rate %	31	76	64	30	42	21

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

47

ING GOLDMAN SACHS TOLLKEEPERSM PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months				September 9,
	Ended	Year Ended December 31,			2002(1) to
	June 30,				December 31,
	2006	2005	2004	2003(1)	2002

Per Share Operating Performance:
Net asset value, beginning of period	$7.19	7.46	6.70	4.76	4.52

Income (loss) from investment operations:
Net investment loss	$(0.04)	(0.07)	(0.04)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	$(0.07)	0.18	0.80	2.02	0.27
Total from investment operations	$(0.11)	0.11	0.76	1.94	0.24

Less distributions from:
Net realized gain on investments	$—	0.38	—	—	—
Total distributions	$—	0.38	—	—	—
Net asset value, end of period	$7.08	7.19	7.46	6.70	4.76

Total Return(2)%	(1.53)	1.78	11.34	40.76	5.31

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,360	5,745	4,361	2,597	64

Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(3)(4)%	1.55	1.55	1.76	2.00	2.01
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.55	1.55	1.76	2.00	2.01
Gross expenses prior to expense waiver and prior to brokerage commission recapture(3)%	1.84	1.86	1.76	2.00	2.01
Net investment loss(3)(4)%	(1.18)	(1.16)	(0.69)	(1.77)	(1.93)
Portfolio turnover rate %	31	76	64	30	42

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

See Accompanying Notes to Financial Statements

48

ING LORD ABBETT AFFILIATED PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

Class ADV

April 28,
2006(1) to
June 30,
2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.92

Income (loss) from investment operations:
Net investment income	$0.01 *
Net realized and unrealized loss on investments	$(0.36)
Total from investment operations	$(0.35)
Net asset value, end of period	$12.57

Total Return(2)%	(2.71)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1

Ratios to average net assets:
Net expenses after expense and brokerage commission recapture %	1.34
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	1.35
Gross expenses prior to expense reimbursement and brokerage commission recapture(3)%	1.50
Net investment income(3)%	0.50
Portfolio turnover rate %	22

	Class I

	Six Months	Year Ended				June 24,
	Ended	December 31,				2003(1) to
	June 30,					December 31,
	2006	2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$11.98	11.50		10.51		9.17

Income (loss) from investment operations:
Net investment income	$0.09 *	0.16	*	0.13	*	0.04
Net realized and unrealized gain on investments	$0.58	0.49		0.95		1.32
Total from investment operations	$0.67	0.65		1.08		1.36

Less distributions from:
Net investment income	$—	0.17		0.09		0.02
Total distributions	$—	0.17		0.09		0.02
Net asset value, end of period	$12.65	11.98		11.50		10.51

Total Return(2)%	5.59	5.73		10.26		14.89

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$67,948	1,270		1,286		250

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.74	0.75		0.75		0.75
Gross expenses prior to brokerage commission recapture(3)%	0.75	0.75		0.75		0.75
Net investment income %	1.41	1.36		1.65		1.44
Portfolio turnover rate %	22	141		36		40

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

49

ING LORD ABBETT AFFILIATED PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$11.96	11.48		10.51	8.02	10.50	11.06

Income (loss) from investment operations:
Net investment income	$0.07 *	0.13	*	0.14	0.10	0.09 *	0.04
Net realized and unrealized gain (loss) on investments	$0.58	0.49		0.90	2.41	(2.50)	(0.52)
Total from investment operations	$0.65	0.62		1.04	2.51	(2.41)	(0.48)

Less distributions from:
Net investment income	$—	0.14		0.07	0.02	0.07	0.05
Net realized and unrealized gain on investments	$—	—		—	—	—	0.03
Total distributions	$—	0.14		0.07	0.02	0.07	0.08
Net asset value, end of period	$12.61	11.96		11.48	10.51	8.02	10.50

Total Return(2)%	5.43	5.48		9.92	31.25	(22.98)	(4.27)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$133,019	176,644		210,577	139,825	94,986	95,347

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.99	1.00		1.00	1.00	1.01	1.01
Gross expenses prior to brokerage commission recapture(3)%	1.00	1.00		1.00	1.00	1.01	1.01
Net investment income(3)%	1.16	1.10		1.34	1.24	1.03	0.78
Portfolio turnover rate %	22	141		36	40	42	39

	Class S2

	Six Months						September 9,
	Ended	Year Ended December 31,					2002(1) to
	June 30,						December 31,
	2006	2005		2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.94	11.47		10.52		8.03	8.16

Income (loss) from investment operations:
Net investment income	$0.06	0.11	*	0.13	*	0.08	0.04 *
Net realized and unrealized gain (loss) on investments	$0.58	0.50		0.89		2.42	(0.11)
Total from investment operations	$0.64	0.61		1.02		2.50	(0.07)

Less distributions from:
Net investment income	$—	0.14		0.07		0.01	0.06
Total distributions	$—	0.14		0.07		0.01	0.06
Net asset value, end of period	$12.58	11.94		11.47		10.52	8.03

Total Return(2)%	5.36	5.41		9.73		31.11	(0.92)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,983	2,803		1,917		1,015	307

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.14	1.15		1.15		1.15	1.16
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.15	—		—		—	—
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.25	1.25		1.15		1.15	1.16
Net investment income(3)(4)%	1.03	0.94		1.22		1.07	1.37
Portfolio turnover rate %	22	141		36		40	42

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

50

ING MERCURY LARGE CAP GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months		March 17,
	Ended	Year Ended	2004(1) to
	June 30,	December 31,	December 31,
	2006	2005	2004

Per Share Operating Performance
Net asset value, beginning of period	$11.48	10.45	10.06

Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.02)	(0.00)*
Net realized and unrealized gain (loss) on investments	$(0.21)	1.05	1.25
Total from investment operations	$(0.23)	1.03	1.25

Less distributions from:
Net realized gains on investments	$—	—	0.85
Return of capital	$—	—	0.01
Total distributions	$—	—	0.86
Net asset value, end of period	$11.25	11.48	10.45

Total Return(2)%	(2.00)	9.86	12.57

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,018	1,714	91

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.35	1.36	1.41
Gross expenses prior to expense waiver(3)%	1.50	1.56	1.41
Net investment loss(3)(4)%	(0.47)	(0.64)	(0.24)
Portfolio turnover rate %	46	155	204

Class I

April 28,
2006(1) to
June 30,
2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.97

Income (loss) from investment operations:
Net investment income (loss)	$0.01
Net realized and unrealized loss on investments	$(0.64)
Total from investment operations	$(0.63)
Net asset value, end of period	$11.34

Total Return(2)%	(5.26)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$973

Ratios to average net assets:
Net expenses after expense waiver(3)%	0.75
Gross expenses prior to expense waiver(3)%	0.80
Net investment income(3)%	0.30
Portfolio turnover rate %	46

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Amount is less than $0.005

See Accompanying Notes to Financial Statements

51

ING MERCURY LARGE CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months					May 1,
	Ended	Year Ended December 31,				2002(1) to
	June 30,					December 31,
	2006	2005	2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.56	10.48	10.22		8.05	10.00

Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.01)	(0.00	)*	(0.02)	(0.01)**
Net realized and unrealized gain (loss) on investments	$(0.21)	1.09	1.12		2.19	(1.94)
Total from investment operations	$(0.22)	1.08	1.12		2.17	(1.95)

Less distributions from:
Net realized gain on investments	$—	—	0.85		—	—
Return of capital	$—	—	0.01		—	—
Total distributions	$—	—	0.86		—	—
Net asset value, end of period	$11.34	11.56	10.48		10.22	8.05

Total Return(2)%	(1.90)	10.31	11.10		26.96	(19.50)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$145,710	155,252	18,862		14,481	4,757

Ratios to average net assets:
Net expenses after expense waiver(3)%	1.00	1.01	1.05		1.05	1.05
Gross expenses prior to expense waiver(3)%	1.05	1.06	1.05		1.05	1.05
Net investment loss(3)%	(0.14)	(0.27)	(0.01)		(0.27)	(0.09)
Portfolio turnover rate %	46	155	204		102	56

Class S2

May 26,
2006(1) to
June 30,
2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.37

Income (loss) from investment operations:
Net investment loss	$0.00 *
Net realized and unrealized loss on investments	$(0.12)
Total from investment operations	$(0.12)
Net asset value, end of period	$11.25

Total Return(2)%	(1.06)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.15
Gross expenses prior to expense waiver(3)%	1.30
Net investment loss(3)(4)%	0.00 *
Portfolio turnover rate %	46

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*  Amount is less than $0.005.

** Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

52

ING MERCURY LARGE CAP VALUE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

Class ADV
April 28,
2006(1) to
June 30, 2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.48

Income from investment operations:
Net investment income gain	$0.01 *
Net realized and unrealized gain on investments	$(0.44)
Total from investment operations	$(0.43)
Net asset value, end of period	$13.05

Total Return(2)%	(3.19)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.35
Gross expenses prior to expense waiver(3)%	1.55
Net investment income(3)(4)%	0.62
Portfolio turnover rate %	23

	Class I			Class S

	Six Months		May 18,	Six Months	Year Ended			May 1,
	Ended	Year Ended	2004(1) to	Ended	December 31,			2002(1) to
	June 30,	December 31,	December 31,	June 30,				December 31,
	2006	2005	2004	2006	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.35	11.70	10.75	12.31	11.69	10.98	8.45	10.00

Income (loss) from investment operations:
Net investment income	$0.05 *	0.10	0.05	0.03	0.09	0.02	0.01	0.00 **
Net realized and unrealized gain (loss) on investments	$0.77	0.55	1.46	0.77	0.53	1.24	2.62	(1.55)
Total from investment operations	$0.82	0.65	1.51	0.80	0.62	1.26	2.63	(1.55)

Less distributions from:
Net investment income	$—	—	0.04	—	—	0.03	0.01	—
Net realized gain on investments	$—	0.00 **	0.52	—	—	0.52	0.09	—
Total distributions	$—	—	0.56	—	—	0.55	0.10	—
Net asset value, end of period	$13.17	12.35	11.70	13.11	12.31	11.69	10.98	8.45

Total Return(2)%	6.64	5.56	14.15	6.50	5.31	11.52	31.22	(15.50)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$43,561	44,567	47,498	59,467	42,308	74,928	27,213	8,045

Ratios to average net assets:
Net expenses after expense waiver(3)%	0.75	0.78	0.80	1.00	1.03	1.05	1.05	1.05
Gross expenses prior to expense waiver(3)%	0.80	0.82	0.80	1.05	1.07	1.05	1.05	1.05
Net investment income(3)%	0.71	0.83	0.76	0.47	0.57	0.34	0.17	0.06
Portfolio turnover rate %	23	170	75	23	170	75	76	61

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

53

ING MERCURY LARGE CAP VALUE PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months	Year Ended					September 9,
	Ended	December 31,					2002(1) to
	June 30,						December 31,
	2006	2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$12.26	11.67		10.96	8.44		8.21

Income (loss) from investment operations:
Net investment income (loss)	$0.02 *	0.05		0.02	0.00	*	(0.01)*
Net realized and unrealized gain on investments	$0.78	0.54		1.22	2.62		0.24
Total from investment operations	$0.80	0.59		1.24	2.62		0.23

Less distributions from:
Net investment income	$—	—		0.01	0.01		—
Net realized gain on investments	$—	0.00	**	0.52	0.09		—
Total distributions	$—	—		0.53	0.10		—
Net asset value, end of period	$13.06	12.26		11.67	10.96		8.44

Total Return(2)%	6.53	5.06		11.41	31.07		2.80

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,846	3,134		2,417	805		58

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.15	1.18		1.20	1.20		1.21
Gross expenses prior to expense waiver(3)%	1.30	1.32		1.20	1.20		1.21
Net investment income(3)%	0.32	0.45		0.22	0.01		(0.37)
Portfolio turnover rate %	23	170		75	76		61

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

54

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months	Year Ended				December 16,
	Ended	December 31,				2003(1) to
	June 30,					December 31,
	2006	2005		2004		2003

Per Share Operating Performance
Net asset value, beginning of period	$24.86	24.37		21.34		20.75

Income from investment operations:
Net investment income	$0.23 *	0.31	*	0.34	*	0.01
Net realized and unrealized gain on investments and foreign currencies	$0.52	1.41		3.13		0.68
Total from investment operations	$0.75	1.72		3.47		0.69

Less distributions:
Net investment income	$—	0.36		0.28		0.08
Net realized gains on investments	$—	0.87		0.16		0.02
Total distributions	$—	1.23		0.44		0.10
Net asset value, end of period	$25.61	24.86		24.37		21.34

Total Return(2)%	3.02	7.33		16.28		3.72

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$60,858	48,910		12,693		42

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.24	1.25		1.25		1.28
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.25	1.25		1.26		1.29
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.40	1.40		1.26		1.29
Net investment income(3)(4)%	1.77	1.16		1.49		2.72
Portfolio turnover rate %	34	23		21		12

	Class I

	Six Months	Year Ended			May 2,
	Ended	December 31,			2003(1) to
	June 30,				December 31,
	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$25.17	24.52		21.35	17.61

Income from investment operations:
Net investment income	$0.31 *	0.43	*	0.31	0.20
Net realized and unrealized gain on investments and foreign currencies	$0.52	1.46		3.30	3.65
Total from investment operations	$0.83	1.89		3.61	3.85

Less distributions from:
Net investment income	$—	0.37		0.28	0.09
Net realized gain on investments	$—	0.87		0.16	0.02
Total distributions	$—	1.24		0.44	0.11
Net asset value, end of period	$26.00	25.17		24.52	21.35

Total Return(2)%	3.30	8.03		16.93	21.92

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$84,800	76,428		56,649	34,659

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.64	0.65		0.65	0.68
Gross expenses prior to brokerage commission recapture (3)%	0.65	0.65		0.67	0.69
Net investment income(3)%	2.37	1.75		2.04	2.00
Portfolio turnover rate %	34	23		21	12

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

55

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004	2003	2002		2001

Per Share Operating Performance:
Net asset value, beginning of period	$25.13	24.50		21.36	17.13	17.50		16.62

Income (loss) from investment operations:
Net investment income	$0.27	0.37	*	0.32	0.26	0.38	*	0.36
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.52	1.46		3.22	4.06	(0.29)		1.28
Total from investment operations	$0.79	1.83		3.54	4.32	0.09		1.64

Less distributions from:
Net investment income	$—	0.33		0.24	0.07	0.26		0.37
Net realized gain on investments	$—	0.87		0.16	0.02	0.20		0.39
Total distributions	$—	1.20		0.40	0.09	0.46		0.76
Net asset value, end of period	$25.92	25.13		24.50	21.36	17.13		17.50

Total Return(2)%	3.14	7.74		16.61	25.23	0.48		9.92

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,476,550	2,318,302		1,917,252	1,413,027	994,912		688,506

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.89	0.90		0.90	0.93	0.94		0.95
Gross expenses prior to brokerage commission recapture(3)%	0.90	0.90		0.92	0.94	0.95		0.95
Net investment income(3)%	2.12	1.50		1.76	1.73	2.13		2.65
Portfolio turnover rate %	34	23		21	12	16		23

	Class S2

	Six Months							September 9,
	Ended	Year Ended December 31,						2002(1) to
	June 30,							December 31,
	2006	2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$25.03	24.44		21.35		17.15		17.40

Income from investment operations:
Net investment income	$0.25	0.34	*	0.39	*	0.28	*	0.12 *
Net realized and unrealized gain on investments and foreign currencies	$0.52	1.45		3.12		4.00		0.06
Total from investment operations	$0.77	1.79		3.51		4.28		0.18

Less distributions from:
Net investment income	$—	0.33		0.26		0.06		0.23
Net realized gain on investments	$—	0.87		0.16		0.02		0.20
Total distributions	$—	1.20		0.42		0.08		0.43
Net asset value, end of period	$25.80	25.03		24.44		21.35		17.15

Total Return(2)%	3.08	7.59		16.48		24.96		1.03

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$102,668	91,510		55,360		20,123		903

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.04	1.05		1.05		1.08		0.09
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.05	1.05		1.05		1.08		0.09
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.15	1.15		1.07		1.09		1.10
Net investment income(3)%	1.97	1.35		1.72		1.62		2.20
Portfolio turnover rate %	34	23		21		12		16

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

56

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months		January 15,
	Ended	Year Ended	2004(1) to
	June 30,	December 31,	December 31,
	2006	2005	2004

Per Share Operating Performance
Net asset value, beginning of period	$13.65	13.68	12.35

Income from investment operations:
Net investment income	$0.08 *	0.17 *	0.16 *
Net realized and unrealized gain on investments	$0.58	0.29	1.37
Total from investment operations	$0.66	0.46	1.53

Less distributions:
Net investment income	$—	0.17	0.13
Net realized gains on investments	$—	0.32	0.07
Total distributions	$—	0.49	0.20
Net asset value, end of period	$14.31	13.65	13.68

Total Return(2)%	4.84	3.55	12.41

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$29,729	20,692	3,581

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.24	1.25	1.26
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.24	1.25	1.27
Gross expenses prior to expense waiver and prior to brokerage commission recapture(3)%	1.39	1.40	1.27
Net investment income(3)(4)%	1.16	1.21	1.34
Portfolio turnover rate %	9	18	16

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

57

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months	Year Ended			May 2,
	Ended	December 31,			2003(1) to
	June 30,				December 31,
	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$13.80	13.76		12.13	9.91

Income from investment operations:
Net investment income	$0.12	0.25	*	0.22	0.08
Net realized and unrealized gain on investments	$0.60	0.29		1.61	2.19
Total from investment operations	$0.72	0.54		1.83	2.27

Less distributions from:
Net investment income	$—	0.18		0.13	0.04
Net realized gain on investments	$—	0.32		0.07	0.01
Total distributions	$—	0.50		0.20	0.05
Net asset value, end of period	$14.52	13.80		13.76	12.13

Total Return(2)%	5.22	4.12		15.11	22.99

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$49,121	45,227		10,643	2,762

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)%	0.64	0.65		0.66	0.68
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.64	0.65		0.67	0.69
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.64	0.65		0.67	0.69
Net investment income(3)%	1.77	1.92		1.84	1.99
Portfolio turnover rate %	9	18		16	12

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$13.78	13.74		12.12	9.72	11.41	11.67

Income (loss) from investment operations:
Net investment income	$0.12	0.21	*	0.19	0.17	0.17	0.14
Net realized and unrealized gain (loss) on investments	$0.58	0.31		1.61	2.27	(1.68)	0.01
Total from investment operations	$0.70	0.52		1.80	2.44	(1.51)	0.15

Less distributions from:
Net investment income	$—	0.16		0.11	0.03	0.12	0.14
Net realized gain on investments	$—	0.32		0.07	0.01	0.06	0.27
Total distributions	$—	0.48		0.18	0.04	0.18	0.41
Net asset value, end of period	$14.48	13.78		13.74	12.12	9.72	11.41

Total Return(2)%	5.08	3.92		14.89	25.16	(13.19)	1.36

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,091,203	1,067,106		978,340	658,866	418,276	426,726

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)%	0.89	0.90		0.91	0.93	0.93	0.95
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.89	0.90		0.92	0.94	0.95	0.95
Gross expenses prior to expense waiver and brokerage commission recapture and(3)%	0.89	0.90		0.92	0.94	0.95	0.95
Net investment income(3)%	1.52	1.53		1.52	1.68	1.58	1.43
Portfolio turnover rate %	9	18		16	12	23	16

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

58

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months	Year Ended					September 9,
	Ended	December 31,					2002(1) to
	June 30,						December 31,
	2006	2005		2004		2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.72	13.70		12.12		9.72	9.92

Income (loss) from investment operations:
Net investment income	$0.10 *	0.19	*	0.17	*	0.16	0.06 *
Net realized and unrealized gain (loss) on investments	$0.59	0.30		1.60		2.27	(0.09)
Total from investment operations	$0.69	0.49		1.77		2.43	(0.03)

Less distributions from:
Net investment income	$—	0.15		0.12		0.02	0.11
Net realized gain on investments	$—	0.32		0.07		0.01	0.06
Total distributions	$—	0.47		0.19		0.03	0.17
Net asset value, end of period	$14.41	13.72		13.70		12.12	9.72

Total Return(2)%	5.03	3.75		14.61		25.10	(0.30)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$47,334	38,469		23,759		11,362	650

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.04	1.05		1.06		1.08	1.08
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.04	1.05		1.07		1.09	1.10
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.14	1.15		1.07		1.09	1.10
Net investment income(3)%	1.37	1.41		1.40		1.58	1.89
Portfolio turnover rate %	9	18		16		12	23

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

59

ING TEMPLETON GLOBAL GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

Class I

April 28,
2006(1) to
June 30, 2006

Per Share Operating Performance:
Net asset value, beginning of period	$14.83

Income (loss) from investment operations:
Net investment income	$0.08 *
Net realized and unrealized loss on investments	$(0.42)
Total from investment operations	$(0.34)
Net asset value, end of period	$14.49

Total Return(2)%	(2.29)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.92
Gross expenses prior to brokerage commission recapture (3)%	0.92
Net investment income(3)%	3.06
Portfolio turnover rate %	11

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005	2004	2003	2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$13.61	12.48	11.30	8.29	10.40	11.82

Income (loss) from investment operations:
Net investment income	$0.14	0.09	0.05	0.03	0.02 *	0.00 **
Net realized and unrealized gain (loss) on investments	$0.74	1.13	1.19	2.98	(2.12)	(1.41)
Total from investment operations	$0.88	1.22	1.24	3.01	(2.10)	(1.41)

Less distributions from:
Net investment income	$—	0.09	0.06	—	0.00 *	0.01
Return of capital	$—	—	—	—	0.01	—
Total distributions	$—	0.09	0.06	—	0.01	0.01
Net asset value, end of period	$14.49	13.61	12.48	11.30	8.29	10.40

Total Return(2)%	6.47	9.88	10.95	36.31	(20.18)	(11.91)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$392,877	380,403	389,945	358,796	226,961	255,251

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	1.17	1.22	1.26	1.25	1.25	1.26
Gross expenses prior to brokerage commission recapture(3)%	1.17	1.22	1.26	1.26	1.26	1.26
Net investment income (loss)(3)%	1.95	0.67	0.45	0.38	0.20	(0.01)
Portfolio turnover rate %	11	109	28	23	36	30

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

60

ING TEMPLETON GLOBAL GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months				September 9,
	Ended	Year Ended December 31,			2002(1) to
	June 30,				December 31,
	2006	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.54	12.43	11.30	8.29	8.05

Income (loss) from investment operations:
Net investment income (loss)	$0.12	0.06	0.02	0.02	(0.00)*
Net realized and unrealized gain on investments	$0.74	1.14	1.18	2.99	0.24
Total from investment operations	$0.86	1.20	1.20	3.01	0.24

Less distributions from:
Net investment income	$—	0.09	0.07	—	—
Total distributions	$—	0.09	0.07	—	—
Net asset value, end of period	$14.40	13.54	12.43	11.30	8.29

Total Return(2)%	6.35	9.78	10.64	36.31	2.98

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7,021	6,469	4,770	2,081	60

Ratio to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.32	1.37	1.41	1.40	1.40
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.32	1.37	1.41	1.41	1.41
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.42	1.47	1.41	1.41	1.41
Net investment income (loss)(3)(4)%	1.82	0.49	0.21	0.23	(0.16)
Portfolio turnover rate %	11	109	28	23	36

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after that date.

* Amount is less than $0.005.

See Accompanying Notes to Financial Statements

61

ING UBS U.S. ALLOCATION PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I

	April 28,	April 28,
	2006(1) to	2006(1) to
	June 30,	June 30,
	2006	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.27	10.31

Income from investment operations:
Net investment income	$0.02 *	0.04 *
Net realized and unrealized gain on investments	$(0.22)	(0.23)
Total from investment operations	$(0.20)	(0.19)
Net asset value, end of period	$10.07	10.12

Total Return(2)%	(1.95)	(1.84)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.31	0.71
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.31	0.71
Gross expenses prior to expense waiver and brokerage commission recapture(3)(4)%	1.48	0.73
Net investment income %	1.22	2.44
Portfolio turnover rate %	47	47

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004	2003		2002	2001

Per Share Operating Performance:
Net asset value, beginning of period	$10.02	9.53		8.65	7.33		8.71	9.40

Income (loss) from investment operations:
Net investment income	$0.08 *	0.13	*	0.11	0.09		0.09 *	0.03
Net realized and unrealized gain (loss) on investments	$0.02	0.49		0.83	1.23		(1.38)	(0.64)
Total from investment operations	$0.10	0.62		0.94	1.32		(1.29)	(0.61)

Less distributions from:
Net investment income	$—	0.13		0.06	0.00	**	0.09	0.08
Total distributions	$—	0.13		0.06	0.00		0.09	0.08
Net asset value, end of period	$10.12	10.02		9.53	8.65		7.33	8.71

Total Return(2)%	1.00	6.52		10.93	18.02		(14.77)	(6.52)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$114,852	124,059		102,356	68,691		47,394	51,723

Ratio to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)%	0.96	0.97		1.01	1.01		1.01	1.01
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.96	0.98		1.01	1.01		1.01	1.01
Gross expenses prior to expense waiver and broker commission recapture(3)%	0.98	1.00		1.01	1.01		1.01	1.01
Net investment income(3)%	1.65	1.33		1.65	1.38		1.11	1.50
Portfolio turnover rate %	47	104		106	203		126	50

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.01.

See Accompanying Notes to Financial Statements

62

ING UBS U.S. ALLOCATION PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months	Year Ended				June 3,
	Ended	December 31,				2003(1) to
	June 30,					December 31,
	2006	2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$9.98	9.51		8.65		7.88

Income from investment operations:
Net investment income	$0.06	0.11	*	0.14	*	0.02
Net realized and unrealized gain on investments	$0.04	0.49		0.79		0.75
Total from investment operations	$0.10	0.60		0.93		0.77

Less distributions from:
Net investment income	$—	0.13		0.07		0.00 **
Total distributions	$—	0.13		0.07		—
Net asset value, end of period	$10.08	9.98		9.51		8.65

Total Return(2)%	1.00	6.34		10.81		9.77

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,257	4,708		3,174		963

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)(4)%	1.11	1.12		1.16		1.16
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.11	1.13		1.16		1.16
Gross expenses prior to expense waiver and broker commission recapture(3)(4)%	1.23	1.25		1.16		1.16
Net investment income(3)%	1.50	1.18		1.53		1.39
Portfolio turnover rate %	47	104		106		203

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

63

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I			Class S

	Six Months		May 6,	Six Months	Year Ended				May 1,
	Ended	Year Ended	2004(1)to	Ended	December 31,				2002(1) to
	June 30,	December 31,	December 31,	June 30,					December 31,
	2006	2005	2004	2006	2005	2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.85	10.32	9.71	11.82	10.31	9.65	7.89		10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.00 **	0.01	0.04	(0.01)	(0.02)	0.04	0.01		0.01 **
Net realized and unrealized gain (loss) on investments	$(0.35)	1.58	0.62	(0.34)	1.57	0.67	1.85		(2.11)
Total from investment operations	$(0.35)	1.59	0.66	(0.35)	1.55	0.71	1.86		(2.10)

Less distributions from:
Net investment income	$—	0.06	0.00 **	—	0.04	—	0.00	**	0.01
Net realized gain on investments	$—	—	0.05	—	—	0.05	0.10		—
Total distributions	$—	0.06	0.05	—	0.04	0.05	0.10		0.01
Net asset value, end of period	$11.50	11.85	10.32	11.47	11.82	10.31	9.65		7.89

Total Return(2)%	(2.95)	15.45	6.80	(2.96)	15.04	7.34	23.65		(21.05)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$37,702	42,210	42,752	55,352	61,289	40,272	29,803		6,334

Ratios of average net assets:
Net expenses after expense waiver(3)%	0.63	0.66	0.65	0.88	0.91	0.90	1.02		1.00
Gross expenses prior to expense waiver (3)%	0.63	0.68	0.65	0.90	0.93	0.90	1.02		1.00
Net investment income (loss)(3)%	0.03	0.08	1.04	(0.22)	(0.16)	0.44	0.06		0.13
Portfolio turnover rate %	37	84	170	37	84	170	120		113

	Class S2

	Six Months				September 9,
	Ended	Year Ended December 31,			2002(1) to
	June 30,				December 31,
	2006	2005	2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$11.79	10.28	9.65	7.89	8.07

Income (loss) from investment operations:
Net investment income (loss)	$(0.02)	(0.03)	0.03	(0.01)	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.35)	1.57	0.65	1.87	(0.18)
Total from investment operations	$(0.37)	1.54	0.68	1.86	(0.18)

Less distributions from:
Net investment income	$—	0.03	—	—	—
Net realized gain on investments	$—	—	0.05	0.10	—
Total distributions	$—	0.03	0.05	0.10	—
Net asset value, end of period	$11.42	11.79	10.28	9.65	7.89

Total Return(2)%	(3.14)	14.99	7.03	23.63	(2.23)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,062	12,816	9,790	5,893	468

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.03	1.06	1.05	1.17	1.16
Gross expenses prior to expense waiver(3)%	1.15	1.08	1.05	1.17	1.16
Net investment income (loss)(3)(4)%	(0.37)	(0.30)	0.33	(0.10)	0.10
Portfolio turnover rate %	37	84	170	120	113

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

64

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

Class I

April 28,
2006(1) to
June 30,
2006

Per Share Operating Performance:
Net asset value, beginning of period	$15.08

Income from investment operations:
Net investment income (loss)	$0.05 *
Net realized and unrealized loss on investments	$(0.14)
Total from investment operations	$(0.09)
Net asset value, end of period	$14.99

Total Return(2)%	(0.60)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1

Ratios to average net assets:
Expenses(3)%	0.99
Net investment income(3)%	1.83
Portfolio turnover rate %	6

	Class S

	Six Months							May 1,
	Ended	Year Ended December 31,						2002(1) to
	June 30,							December 31,
	2006	2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.88	12.63		11.21		8.93		10.00

Income (loss) from investment operations:
Net investment income	$0.15	0.18	*	0.13	*	0.09		0.04 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.96	1.24		1.29		2.25		(1.11)
Total from investment operations	$1.11	1.42		1.42		2.34		(1.07)

Less distributions from:
Net investment income	$—	0.03		—		—		—
Net realized gain on investments	$—	0.14		—		0.00	**	—
Return of capital	$—	—		—		0.06		—
Total distributions	$—	0.17		—		0.06		—
Net asset value, end of period	$14.99	13.88		12.63		11.21		8.93

Total Return(2)%	8.00	11.30		12.67		26.24		(10.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$240,302	214,349		117,026		58,098		19,133

Ratios to average net assets:
Expenses(3)%	1.24	1.25		1.25		1.25		1.25
Net investment income(3)%	2.20	1.35		1.20		1.35		0.70
Portfolio turnover rate %	6	17		9		9		33

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

65

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months							September 9,
	Ended	Year Ended December 31,						2002(1) to
	June 30,							December 31,
	2006	2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$13.83	12.59		11.19		8.93		9.34

Income (loss) from investment operations:
Net investment income	$0.13	0.15	*	0.13	*	0.08		0.01 *
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.96	1.25		1.27		2.23		(0.42)
Total from investment operations	$1.09	1.40		1.40		2.31		(0.41)

Less distributions from:
Net investment income	$—	0.02		—		—		—
Net realized gain on investments	$—	0.14		—		0.00	**	—
Return of capital	$—	—		—		0.05		—
Total distributions	$—	0.16		—		0.05		—
Net asset value, end of period	$14.92	13.83		12.59		11.19		8.93

Total Return(2)%	7.88	11.19		12.51		25.94		(4.39)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$75,213	66,241		39,871		14,543		713

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.39	1.40		1.40		1.40		1.41
Gross expenses prior to expense waiver(3)%	1.49	1.50		1.40		1.40		1.41
Net investment income(3)(4)%	2.06	1.11		1.09		0.87		0.20
Portfolio turnover rate %	6	17		9		9		33

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount less than $0.005.

See Accompanying Notes to Financial Statements

66

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class ADV

	Six Months		February 22,
	Ended	Year Ended	2004(1) to
	June 30,	December 31,	December 31,
	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$26.86	24.73	22.77

Income from investment operations:
Net investment income	$0.20 *	0.24 *	0.19 *
Net realized and unrealized gain on investments	$0.54	2.14	2.05
Total from investment operations	$0.74	2.38	2.24

Less distributions from:
Net investment income	$—	0.25	0.28
Total distributions	$—	0.25	0.28
Net asset value, end of period	$27.60	26.86	24.73

Total Return(2)%	2.76	9.71	9.84

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,931	855	443

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture(3)%	1.25	1.24	1.25
Net expenses after expense waiver and prior to brokerage commission recapture(3)(4)%	1.25	1.25	1.27
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.40	1.40	1.27
Net investment income(3)%	1.43	0.92	0.97
Portfolio turnover rate %	15	39	52

Class I

April 28,
2006(1) to
June 30,
2006

Per Share Operating Performance:
Net asset value, beginning of period	$28.61

Income from investment operations:
Net investment income (loss)	$0.10 *
Net realized and unrealized loss on investments	$(0.84)
Total from investment operations	$(0.74)
Net asset value, end of period	$27.87

Total Return(2)%	(2.59)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,295

Ratios to average net assets:
Net expenses after brokerage commission recapture(3)%	0.65
Gross expenses prior to brokerage commission recapture (3)%	0.65
Net investment income(3)%	2.17
Portfolio turnover rate %	15

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

67

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

		Class S

		Six Months
		Ended	Year Ended December 31,
		June 30,
		2006	2005		2004	2003	2002(1)	2001

Per Share Operating Performance:
Net asset value, beginning of period		$27.07	24.85		21.98	17.23	20.41	23.53

Income (loss) from investment operations:
Net investment income		$0.22	0.36	*	0.27	0.23	0.20 *	0.07
Net realized and unrealized gain (loss) on investments		$0.57	2.12		2.83	4.57	(3.21)	(2.89)
Total from investment operations		$0.79	2.48		3.10	4.80	(3.01)	(2.82)

Less distributions from:
Net investment income		$—	0.26		0.23	0.05	0.17	0.06
Net realized gain on investments		$—	—		—	—	—	0.24
Total distributions		$—	0.26		0.23	0.05	0.17	0.30
Net asset value, end of period		$27.86	27.07		24.85	21.98	17.23	20.41

Total Return(2)%		2.92	10.07		14.12	27.87	(14.75)	(11.95)

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$897,290	852,319		825,240	759,747	599,841	793,601

Ratios to average net assets:
Net expenses after expense waiver and brokerage commission recapture	%	0.89	0.89		0.90	0.90	0.91	0.95
Gross expenses prior to expense waiver and brokerage commission recapture	%	0.90	0.90		0.92	0.94	0.95	0.95
Net investment income(4)%		1.65	1.33		1.13	1.25	1.08	0.33
Portfolio turnover rate	%	15	39		52	62	153	36

	Class S2

	Six Months							September 9,
	Ended	Year Ended December 31,						2002(3) to
	June 30,							December 31,
	2006	2005		2004		2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$26.96	24.79		21.99		17.25		17.53

Income (loss) from investment operations:
Net investment income	$0.21	0.30	*	0.24	*	0.22	*	0.07 *
Net realized and unrealized gain (loss) on investments	$0.56	2.13		2.82		4.56		(0.20)
Total from investment operations	$0.77	2.43		3.06		4.78		(0.13)

Less distributions from:
Net investment income $		0.26		0.26		0.04		0.15
Total distributions $		0.26		0.26		0.04		0.15
Net asset value, end of period	$27.73	26.96		24.79		21.99		17.25

Total Return(2)%	2.86	9.89		13.92		27.71		(0.78)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$72,584	70,395		53,321		24,079		999

Ratios to average net assets:
Net expenses after expense waiver and after brokerage commission recapture(4)(5)%	1.04	1.04		1.05		1.05		1.03
Net expenses prior to brokerage commission recapture and after expense waiver(4)(5)%	1.04	1.05		1.07		1.09		1.11
Gross expenses prior to expense waiver and prior to brokerage commission recapture(4)(5)%	1.15	1.15		1.07		1.09		1.11
Net investment income(4)%	1.49	1.16		1.03		1.16		1.24
Portfolio turnover rate %	15	39		52		62		153

(1) Since January 30, 2002, Van Kampen has served as Portfolio Manager for the ING Van Kampen Growth and Income Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Commencement of operations.

(4) Annualized for periods less than one year.

(5) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

See Accompanying Notes to Financial Statements

68

ING VAN KAMPEN REAL ESTATE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

Class ADV

April 17,
2006(1) to
June 30,
2006

Per Share Operating Performance:
Net asset value, beginning of period	$33.28

Income from investment operations:
Net investment income	$0.03 *
Net realized and unrealized gain on investments	$2.19
Total from investment operations	$2.22
Net asset value, end of period	$35.50

Total Return(2)%	6.67

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$207

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.25
Gross expense prior to expense waiver(3)%	1.40
Net investment income(3)(4)%	0.45
Portfolio turnover rate %	11

	Class I

	Six Months	Year Ended			May 19,
	Ended	December 31,			2003(1) to
	June 30,				December 31,
	2006	2005		2004	2003

Per Share Operating Performance:
Net asset value, beginning of period	$31.11	27.68		20.48	16.59

Income from investment operations:
Net investment income	$0.39	0.58	†	0.60	0.25
Net realized and unrealized gain on investments	$4.31	4.06		7.20	3.81
Total from investment operations	$4.70	4.64		7.80	4.06

Less distributions from:
Net investment income	$—	0.35		0.38	0.05
Net realized gain on investments	$—	0.86		0.22	0.12
Total distributions	$—	1.21		0.60	0.17
Net asset value, end of period	$35.81	31.11		27.68	20.48

Total Return(2)%	15.11	17.11		38.13	24.51

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$171,155	9,654		4,711	534

Ratios to average net assets:
Expenses(3)%	0.65	0.65		0.67	0.68
Net investment income(3)%	2.50	1.86	†	4.55	5.25
Portfolio turnover rate %	11	24		18	12

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for Class ADV shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

69

ING VAN KAMPEN REAL ESTATE PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004	2003		2002		2001(4)

Per Share Operating Performance:
Net asset value, beginning of period	$30.98	27.61		20.46	14.97		15.64		15.21

Income (loss) from investment operations:
Net investment income	$0.21 *	0.47	†*	0.71	0.78	*	0.73	*	0.70
Net realized and unrealized gain (loss) on investments	$4.43	4.07		7.01	4.86		(0.71)		0.53
Total from investment operations	$4.64	4.54		7.72	5.64		0.02		1.23

Less distributions from:
Net investment income	$—	0.31		0.35	0.03		0.44		0.59
Net realized gain on investments	$—	0.86		0.22	0.12		0.25		0.21
Total distributions	$—	1.17		0.57	0.15		0.69		0.80
Net asset value, end of period	$35.62	30.98		27.61	20.46		14.97		15.64

Total Return(2)%	14.98	16.78		37.77	37.73		0.20		8.14

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$802,656	983,628		572,066	341,126		194,207		130,643

Ratios to average net assets:
Expenses(3)%	0.90	0.90		0.91	0.93		0.95		0.95
Net investment income(3)%	1.24	1.58	†	3.93	4.67		4.56		5.35
Portfolio turnover rate %	11	24		18	12		27		81

	Class S2

	Six Months						September 9,
	Ended	Year Ended December 31,					2002(4) to
	June 30,						December 31,
	2006	2005		2004	2003		2002

Per Share Operating Performance:
Net asset value, beginning of period	$30.91	27.58		20.47	14.99		16.24

Income (loss) from investment operations:
Net investment income	$0.18	0.42	†*	0.62	0.75	*	0.31
Net realized and unrealized gain (loss) on investments	$4.43	4.07		7.07	4.87		(0.89)
Total from investment operations	$4.61	4.49		7.69	5.62		(0.58)

Less distributions from:
Net investment income	$—	0.30		0.36	0.02		0.42
Net realized gain on investments	$—	0.86		0.22	0.12		0.25
Total distributions	$—	1.16		0.58	0.14		0.67
Net asset value, end of period	$35.52	30.91		27.58	20.47		14.99

Total Return(2)%	14.91	16.59		37.62	37.54		(3.53)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$34,413	28,996		17,800	6,240		286

Ratios to average net assets:
Net expenses after expense waiver(3)(5)%	1.05	1.05		1.06	1.08		1.10
Gross expenses prior to expense waiver(3)(5)%	1.15	1.15		1.06	1.08		1.10
Net investment income(3)(5)%	1.18	1.43	†	3.88	4.42		6.59
Portfolio turnover rate %	11	24		18	12		27

(1) Since December 17, 2001, Van Kampen has served as Portfolio Manager for the ING Van Kampen Real Estate Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2) Since December 17, 2001, Van Kampen has served as Portfolio Manager for the ING Van Kampen Real Estate Portfolio. Prior to that date, a different firm served as Portfolio Manager.

(3) Annualized for periods of less than one year.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4) Commencement of operations.

(5) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

†  Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.42 and $0.40, increase net realized and unrealized gain on investments $0.42 and $0.40 and decrease the ratio of net investment to average net assets from 3.21% to 1.86% and 2.93% to 1.58% on Class I and Class S, respectively.

†  Effective January 1, 2005, the Portfolio adopted a policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the twelve months ended December 31, 2005 was to decrease net investment income per share by $0.39, increase net realized and unrealized gain on investments $0.39 and decrease the ratio of net investment to average net assets from 2.78% to 1.43% on Class S2.

See Accompanying Notes to Financial Statements

70

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

Class I

April 28,
2006(1) to
June 30,
2006

Per Share Operating Performance:
Net asset value, beginning of period	$16.49

Income from investment operations:
Net investment income (loss)	$0.03 *
Net realized and unrealized loss on investments	$(0.27)
Total from investment operations	$(0.24)
Net asset value, end of period	$16.25

Total Return(2)%	(1.46)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1

Ratios to average net assets:
Expenses(3)%	0.65
Net investment income(3)%	1.20
Portfolio turnover rate %	54

	Class S

	Six Months
	Ended	Year Ended December 31,
	June 30,
	2006	2005		2004	2003	2002(1)	2001

Per Share Operating Performance:
Net asset value, beginning of period	$15.51	14.75		13.14	10.03	14.20	16.33

Income (loss) from investment operations:
Net investment income	$0.08	0.08	*	0.09	0.04	0.02 *	0.01
Net realized and unrealized gain (loss) on investments	$0.65	0.77		1.56	3.08	(4.17)	(2.13)
Total from investment operations	$0.73	0.85		1.65	3.12	(4.15)	(2.12)

Less distributions from:
Net investment income	$—	0.09		0.04	0.01	0.02	0.01
Total distributions	$—	0.09		0.04	0.01	0.02	0.01
Net asset value, end of period	$16.24	15.51		14.75	13.14	10.03	14.20

Total Return(2)%	4.71	5.84		12.58	31.11	(29.26)	(12.98)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$277,287	284,655		322,510	340,331	287,276	450,704

Ratios to average net assets:
Net expenses after brokerage commission recapture (3)%	0.90	0.88		0.88	0.89	0.87	0.95
Gross expenses prior to brokerage commission recapture(3)%	0.90	0.91		0.92	0.94	0.95	0.95
Net investment income(3)%	0.93	0.53		0.58	0.33	0.20	0.09
Portfolio turnover rate %	54	176		90	106	158	40

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

71

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class S2

	Six Months					September 9,
	Ended	Year Ended December 31,				2002(1) to
	June 30,					December 31,
	2006	2005		2004	2003	2002

Per Share Operating Performance:
Net asset value, beginning of period	$15.45	14.71		13.14	10.04	10.17

Income (loss) from investment operations:
Net investment income	$0.06	0.05	*	0.04	0.02	0.01 *
Net realized and unrealized gain (loss) on investments	$0.65	0.78		1.59	3.09	(0.14)
Total from investment operations	$0.71	0.83		1.63	3.11	(0.13)

Less distributions from:
Net investment income	$—	0.09		0.06	0.01	0.00 **
Total distributions	$—	0.09		0.06	0.01	0.00
Net asset value, end of period	$16.16	15.45		14.71	13.14	10.04

Total Return(2)%	4.60	5.70		12.44	30.93	(1.27)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,187	4,007		3,292	1,641	44

Ratios to average net assets:
Net expenses after brokerage commission recapture and after expense waiver(3)(5)%	1.05	1.03		1.03	1.04	0.91
Net expenses prior to brokerage commission recapture and after expense waiver(3)(5)%	1.05	1.06		1.07	1.09	1.10
Gross expenses prior to brokerage commission recapture and prior to expense waiver(3)(5)%	1.15	1.16		1.07	1.09	1.10
Net investment income(3)%	0.78	0.37		0.53	0.21	0.23
Portfolio turnover rate %	54	176		90	106	158

(1) Since August 1, 2002, Jennison Associates, LLC has served as the Portfolio Manager for the ING Jennison Equity Opportunities Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Commencement of operations.

(5) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

72

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period.

	Class I

	Six Months	November 30,
	Ended	2005(1) to
	June 30,	December 31,
	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$9.73	10.00

Income (loss) from investment operations:
Net investment income (loss)	$0.04 *	(0.01)
Net realized and unrealized gain (loss) on investments	$0.96	(0.26)
Total from investment operations	$1.00	(0.27)
Net asset value, end of period	$10.73	9.73

Total Return(2)%	10.28	(2.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$84,820	1

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	0.87	0.87
Gross expenses prior to expense waiver(3)%	1.01	1.28
Net investment income (loss)(3)(4)%	0.71	(1.27)
Portfolio turnover rate %	34	1

	Class S		Class S2

	Six Months	November 30,	Six Months	November 30,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$9.73	10.00	9.73	10.00

Loss from investment operations:
Net investment income (loss)	$0.00 **	(0.01)	0.01 **	(0.01)
Net realized and unrealized loss on investments	$0.98	(0.26)	0.97	(0.26)
Total from investment operations	$0.98	(0.27)	0.98	(0.27)
Net asset value, end of period	$10.71	9.73	10.71	9.73

Total Return(2)%	10.07	(2.70)	10.07	(2.70)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$46,863	4,939	739	1

Ratios to average net assets:
Net expenses after expense waiver(3)(4)%	1.12	1.12	1.27	1.27
Gross expenses prior to expense waiver(3)(4)%	1.26	1.53	1.51	1.78
Net investment loss(3)%	0.06	(1.10)	0.02	(1.27)
Portfolio turnover rate %	34	1	34	1

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class ADV and Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

** Amount is less than $0.005.

See Accompanying Notes to Financial Statements

73

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Trust consists of sixty operational portfolios. There are twenty portfolios included in this report (each a “Portfolio” and collectively, the “Portfolios”) and they are: ING AllianceBernstein Mid Cap Growth Portfolio (“AllianceBernstein Mid Cap Growth”), ING Capital Guardian Small/Mid Cap Portfolio (“Capital Guardian Small/Mid Cap”), ING Capital Guardian U.S. Equities Portfolio (“Capital Guardian U.S. Equities”), ING FMRSM Diversified Mid Cap Portfolio (“FMRSM Diversified Mid Cap”), ING FMRSM Earnings Growth Portfolio (“FMRSM Earnings Growth”), ING Franklin Income Portfolio (“Franklin Income”), ING Goldman Sachs TollkeeperSM Portfolio (“Goldman Sachs TollkeeperSM”), ING Lord Abbett Affiliated Portfolio (“Lord Abbett Affiliated”), ING Mercury Large Cap Growth Portfolio (“Mercury Large Cap Growth”), ING Mercury Large Cap Value Portfolio (“Mercury Large Cap Value”), ING T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), ING T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), ING Templeton Global Growth Portfolio (“Templeton Global Growth”), ING UBS U.S. Allocation Portfolio (“UBS U.S. Allocation”), ING Van Kampen Equity Growth Portfolio (“Van Kampen Equity Growth”), ING Van Kampen Global Franchise Portfolio (“Van Kampen Global Franchise”), ING Van Kampen Growth and Income Portfolio (“Van Kampen Growth and Income”), ING Van Kampen Real Estate Portfolio (“Van Kampen Real Estate”), ING Wells Fargo Mid Cap Disciplined Portfolio (“Wells Fargo Mid Cap Disciplined”), ING Wells Fargo Small Cap Disciplined Portfolio (“Wells Fargo Small Cap Disciplined”).

All of the Portfolios are diversified except for Van Kampen Global Franchise and Van Kampen Real Estate, which are non-diversified Portfolios. All of the Portfolios are authorized to offer four classes of shares (Adviser (“ADV”), Institutional (“I”), Service (“S”), and Service 2 (“S2”)); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of a Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees. The information presented in these financial statements pertains to the Portfolios listed in this note.

The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment options for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), Security Life of Denver Insurance Company, ReliaStar Life Insurance Company, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect wholly-owned subsidiary of ING USA. ING USA, Security Life of Denver Insurance Company and ReliaStar Life Insurance Company are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) ING Groep is one of the largest financial services institutions in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING and other non-affiliated life insurance companies.

The following is a brief description of each Portfolio’s investment objective:

•	AllianceBernstein Mid Cap Growth seeks long-term growth of capital;

•	Capital Guardian Small/Mid Cap seeks long-term capital appreciation;

•	Capital Guardian U.S. Equities seeks long-term growth of capital and income;

•	FMRSM Diversified Mid Cap seeks long-term growth of capital;

74

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

•	FMRSM Earnings Growth seeks growth of capital over the long term;

•	Franklin Income seeks to maximize income while maintaining prospects for capital appreciation;

•	Goldman Sachs® TollkeeperSM seeks long-term growth of capital;

•	Lord Abbett Affiliated seeks long-term growth of capital. Current income is a secondary objective;

•	Mercury Large Cap Growth seeks long-term growth of capital;

•	Mercury Large Cap Value seeks long-term growth of capital;

•	T. Rowe Price Capital Appreciation seeks over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risks;

•	T. Rowe Price Equity Income seeks substantial dividend income as well as long-term growth of capital;

•	Templeton Global Growth seeks capital appreciation. Current income is only an incidental consideration;

•	UBS U.S. Allocation seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments;

•	Van Kampen Equity Growth seeks long-term capital appreciation;

•	Van Kampen Global Franchise seeks long-term capital appreciation;

•	Van Kampen Growth and Income seeks long-term growth of capital and income;

•	Van Kampen Real Estate seeks capital appreciation. Current income is a secondary objective;

•	Wells Fargo Mid Cap Disciplined seeks long-term capital growth;

•	Wells Fargo Small Cap Disciplined seeks long-term capital appreciation.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York

75

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If a significant event which is likely to impact the value of one or more foreign securities held by a Portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio’s net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by a Portfolio’s custodian bank or other broker-dealers or banks approved by the Trust, on each date that the NYSE is open for business.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net

76

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

E.	Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.	Distributions to Shareholders. For all Portfolios, net investment income dividends and net capital gains distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. No capital gain distributions shall be made until the capital loss carryforwards has been fully utilized or expired.

H.	Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

I.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

J.	Securities Lending. Certain Portfolios have the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.	Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

L.	Swap Contracts. Certain Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

M.	Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

N.	Delayed Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2006, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales

AllianceBernstein Mid Cap Growth	$475,450,568	$427,696,931
Capital Guardian Small/ Mid Cap	82,354,786	124,089,916
Capital Guardian U.S. Equities	88,268,240	138,952,473
FMRSM Diversified Mid Cap	574,052,255	508,745,544
FMRSM Earnings Growth	1,387,824,315	829,975,642
Franklin Income	45,960,559	911,012
Goldman Sachs TollkeeperSM	24,605,910	28,408,794
Lord Abbett Affiliated	50,461,127	41,436,939
Mercury Large Cap Growth	71,959,683	76,481,614
Mercury Large Cap Value	34,742,243	23,273,824
T. Rowe Price Capital Appreciation	797,154,985	764,059,482
T. Rowe Price Equity Income	109,233,712	116,928,729
Templeton Global Growth	42,541,551	49,122,640
UBS U.S. Allocation	17,584,304	19,630,442
Van Kampen Equity Growth	41,175,755	49,316,840
Van Kampen Global Franchise	37,901,547	16,245,260
Van Kampen Growth and Income	162,019,043	133,393,660
Van Kampen Real Estate	105,150,670	170,157,396
Wells Fargo Mid Cap Disciplined	144,323,332	166,496,470
Wells Fargo Small Cap Disciplined	120,156,470	17,233,616

U.S. government securities not included above were as follows:

	Purchases	Sales

Franklin Income	$1,488,868	$1,417
UBS U.S. Allocation	41,049,925	42,320,832

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

FMRSM Earnings Growth, Franklin Income and Wells Fargo Small Cap Disciplined have entered into an Investment Management Agreement with Directed Services, Inc. (“DSI” or the “Investment Manager”). The Investment Management Agreement compensates DSI with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

FMRSM Earnings Growth(1)	0.58% of the first $500 million; 0.57% of the next $250 million; and 0.52% thereafter
Franklin Income	0.65% of the first $500 million; and 0.60% thereafter
Wells Fargo Small Cap Disciplined	0.77% of the first $500 million; 0.70% of the next $500 million; 0.65% of the next $500 million; 0.60% of the next $5 billion; and 0.53% of the amount in excess of $6.5 billion

(1)	Prior to April 28, 2006, the investment adviser fee for FMRSM Earnings Growth was 0.59% of the first $500 million.

Except as noted above, Directed Services, Inc. (The “Manager” or “DSI”) an indirect, wholly-owned subsidiary of ING Groep, provides the Portfolios with advisory and administrative services under a Management Agreement (the “Unified Agreement”). Under the Unified Agreement, the Manager has overall responsibility for engaging managers and for monitoring and evaluating the management of the assets of the Portfolio. Portfolio managers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Manager also is responsible for providing or procuring, at the Manager’s expense, the services reasonably necessary for the ordinary operation of the Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, dividend reimbursing, auditing and ordinary legal expenses, such as litigation or indemnification expenses. As compensation for its services under the Unified Agreement, the Trust pays the manager a monthly fee (a “Unified Fee”) based

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

AllianceBernstein Mid Cap Growth(1)	0.85% of the first $250 million; 0.80% of the next $400 million; 0.75% of the next $450 million; and 0.70% of the amount in excess of $1.1 billion

Capital Guardian U.S. Equities*	0.75% of the first $500 million; 0.70% of the next $250 million; 0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

Capital Guardian Small/Mid Cap, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, Van Kampen Growth and Income, Van Kampen Real Estate and Wells Fargo Mid Cap Disciplined(2)	0.75% of the first $750 million; 0.70% of the next $1.25 billion; 0.65% of the next $1.5 billion; and 0.60% of the amount in excess of $3.5 billion

FMRSM Diversified Mid Cap(3)	0.65% of the first $800 million; 0.60% of the next $700 million; and 0.58% thereafter

Goldman Sachs TollkeeperSM	1.35% of the first $1 billion; and 1.25% of the amount in excess of $1 billion

Lord Abbett Affiliated(4)	0.75% of the first $500 million; 0.70% of the next $250 million; 0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

Mercury Large Cap Growth*	0.80% of the first $500 million; 0.75% of the next $250 million; 0.70% of the next $500 million; 0.65% of the next $750 million; and 0.60% on assets in excess of $2 billion

Mercury Large Cap Value*	0.80% of the first $500 million; 0.75% of the next $250 million; 0.70% of the next $500 million; 0.65% of the next $750 million; and 0.60% on assets in excess of $2 billion

Templeton Global Growth	0.96% of the first $250 million; 0.86% of the next $250 million; and 0.76% of the amount in excess of $500 million

UBS U.S. Allocation(3)*	0.75% of the first $500 million; 0.70% of the next $250 million; 0.65% of the next $500 million; and 0.60% of the amount in excess of $1.25 billion

Van Kampen Equity Growth*	0.65% of the first $1 billion; and 0.60% thereafter

Van Kampen Global Franchise	1.00% of the first $250 million; 0.90% of the next $250 million; and 0.75% on assets in excess of $500 million

*	Pursuant to a waiver, DSI has agreed to lower the advisory fee for Capital Guardian U.S. Equities Portfolio, Mercury Large Cap Value, Mercury Large Cap Growth, UBS U.S. Allocation and Van Kampen Equity Growth so that advisory fees payable to DSI will be waived in amounts equal to 50% of the savings to DSI resulting from the implementation of sub-advisory fee reductions for the period from May 1, 2006 through May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

(1)	The assets of AllianceBernstein Mid Cap Growth are aggregated with those of ING Marsico Growth Portfolio, which is not included in this report, to determine the Unified Fee.
(2)	The assets of these Portfolios are aggregated with those of ING Eagle Asset Capital Appreciation Portfolio and ING Global Resources Portfolio, which are not included in this report, to determine the Unified Fee.
(3)	The assets of UBS U.S. Allocation and FMRSM Diversified Mid Cap are aggregated to determine the Unified Fee.
(4)	The assets of Lord Abbett Affiliated are aggregated with those of ING Legg Mason Partners All Cap Portfolio, which is not included in this report, to determine the Unified Fee.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the FMRSM Earnings Growth and Wells Fargo Small Cap Disciplined Portfolio’s operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

The Trust and the Manager or Investment Manager have partnered into Portfolio Management Agreements with each Portfolio Manager or Sub-Adviser. These Portfolio Managers provide investment advice for the various Portfolios and are paid by the Manager or Investment Manager based on the average daily net assets of the respective Portfolios. The Portfolio Managers of each of the Series are as follows:

Portfolio	Portfolio Manager/Sub-Adviser

AllianceBernstein Mid Cap Growth	Alliance Capital Management L.P.

Capital Guardian Small/Mid Cap	Capital Guardian Trust Company

Capital Guardian U.S. Equities	Capital Guardian Trust Company

FMRSM Diversified Mid Cap	Fidelity Management & Research Company

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Portfolio Manager/Sub-Adviser

FMRSM Earnings Growth	Fidelity Management & Research Company

Franklin Income	Franklin Advisors, Inc.

Goldman Sachs TollkeeperSM	Goldman Sachs Asset Management, L.P.

Lord Abbett Affiliated	Lord, Abbett & Co. LLC

Mercury Large Cap Growth	Fund Asset Management L.P. (d/b/a Mercury Advisors)

Mercury Large Cap Value	Fund Asset Management L.P. (d/b/a/ Mercury Advisors)

T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income	T. Rowe Price Associates, Inc

Templeton Global Growth	Templeton Global Advisors Limited

UBS U.S. Allocation	UBS Global Asset Management (Americas) Inc.

Van Kampen Equity Growth	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Van Kampen Global Franchise	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Van Kampen Growth and Income	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Van Kampen Real Estate	Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

Wells Fargo Mid Cap Disciplined	Wells Capital Management, Inc.

Wells Fargo Small Cap Disciplined	Wells Capital Management, Inc.

In placing equity security transactions, the Portfolio Manager or Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Portfolio Manager or Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios and not the Portfolio Manager or Sub-Adviser. Any amount credited to the Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — EXPENSE LIMITATIONS

The Manager or Investment Manager has entered into a written Expense Limitation Agreement with certain of the Portfolios, whereby the Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2

FMRSM Earnings Growth	1.28%	0.68%	0.93%	1.08%
Franklin Income	1.44%	0.74%	0.99%	1.24%
Goldman Sachs TollkeeperSM	1.75%	1.15%	1.40%	1.55%
Wells Fargo Small Cap Disciplined	1.47%	0.87%	1.12%	1.27%

The Investment Manager may, at a later date, recoup from a Portfolio (except Goldman Sachs TollkeeperSM) management fee waived and other expenses assumed by the Manager during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

The Expense Limitation Agreements are contractual and shall renew automatically unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

Further, pursuant to an Expense Limitation Agreement, dated September 23, 2005, DSI has effected an operating expense limit of 1.04% for Class S Shares of the Mercury Large Cap Growth.

For the six months ended June 30, 2006, the amounts of waived and reimbursed fees that are subject to

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 5 — EXPENSE LIMITATIONS (continued)

possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	June 30,

	2007	2008	2009	Total

FMRSM Earnings Growth	—	—	$6,240	$6,240
Franklin Income	—	—	$11,343	$11,343
Wells Fargo Small Cap Disciplined	—	—	$34,709	$34,709

NOTE 6 — DISTRIBUTION AND SERVICE FEE

The Trust has entered into a Shareholder Services Agreement (the “Agreement”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement compensates Directed Services, Inc. (the “Distributor” or “DSI”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Agreement, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. The Portfolios have accrued the 0.25% service fee for each of these classes, listed in their Statements of Operations. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with DSI on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to DSI at an annual rate of 0.25% of the average daily net assets. DSI has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 of the distribution fee for Class S2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% of the Portfolios’ average daily net assets attributable to Class ADV shares of the Portfolios and a distribution fee of 0.50% of the Portfolios’ average daily net assets attributable to Class ADV shares of the Portfolios. DSI has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares of the distribution fee of the Portfolios.

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

At June 30, 2006, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance & Annuity Co —	FMRSM Diversified MidCap (5.41%); FMRSM Earnings Growth (19.40%); Franklin Income (13.71%); T. Rowe Price Equity Income (10.08%); UBS U.S. Allocation (6.30%)

ING Lifestyle Aggressive Growth Portfolio —	AllianceBernstein MidCap Growth (14.62%); Wells Fargo Small Cap Disciplined (13.79%)

ING Lifestyle Growth Portfolio —	AllianceBernstein MidCap Growth (47.47%); Van Kampen Real Estate (5.90%); Wells Fargo Small Cap Disciplined (29.86%)

ING Lifestyle Moderate Growth Portfolio —	AllianceBernstein MidCap Growth (13.13%); Wells Fargo Small Cap Disciplined (12.39%)

ING Lifestyle Moderate Portfolio —	AllianceBernstein MidCap Growth (5.73%), Lord Abbett Affiliated (13.95%)

ING USA Annuity and Life Insurance —	AllianceBernstein MidCap Growth (14.66%);
Capital Guardian Small/ Mid Cap (97.47%);
Capital Guardian U.S. Equities (97.45%);
FMRSM Diversified MidCap (81.66%);
FMRSM Earnings Growth (99.62%);
Franklin Income (42.16%);
Goldman Sachs TollkeeperSM (99.61%);
Lord Abbett Affiliated (63.91%);
Mercury Large Cap Growth (93.43%);
Mercury Large Cap Value (55.68%);
T. Rowe Price Capital Appreciation (87.34%);
T. Rowe Price Equity Income (77.67%);
Templeton Global Growth (97.66%);
UBS U.S. Allocation (88.74%);
Van Kampen Equity Growth (63.66%);
Van Kampen Global Franchise (99.76%);
Van Kampen Growth and Income (93.06%);
Van Kampen Real Estate (78.93%);
Wells Fargo Mid Cap Disciplined (97.89%);
Wells Fargo Small Cap Disciplined (8.78%)

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

Reliastar Life Insurance Co. of New York —	Franklin Income (40.37%)

Reliastar Life Insurance Co. —	FMRSM Earnings Growth — (57.85%); Van Kampen Equity Growth (26.10%); Wells Fargo Small Cap Disciplined (15.77%)

Security Life Insurance Co. —	FMRSM Earnings Growth — (19.59%); Mercury Large Cap Value (22.79%); Van Kampen Equity Growth (9.69%); Wells Fargo Small Cap Disciplined (16.97%)

NOTE 8 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Class I		Class S		Class S2

	Six Months	May 13,	Six Months		Six Months
	Ended	2005(1) to	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005	2006	2005

AllianceBernstein Mid Cap Growth (Number of Shares)
Shares sold	5,730,432	302,499	3,644,764	6,085,354	176,675	271,164
Shares redeemed	(267,791)	(33,682)	(6,592,135)	(13,498,436)	(55,183)	(72,951)

Net increase (decrease) in shares outstanding	5,462,641	268,817	(2,947,371)	(7,413,082)	121,492	198,213

AllianceBernstein Mid Cap Growth ($)
Shares sold	$118,557,454	$5,558,180	$75,274,129	$102,281,192	$3,597,463	$4,641,264
Shares redeemed	(5,336,057)	(618,812)	(135,398,086)	(219,855,582)	(1,080,425)	(1,215,378)

Net increase (decrease)	$113,221,397	$4,939,368	$(60,123,957)	$(117,574,390)	$2,517,038	$3,425,886

	Class I	Class S		Class S2

	April 28,	Six Months		Six Months
	2006(1) to	Ended	Year Ended	Ended	Year Ended
	June 30,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2005	2006	2005

Capital Guardian Small/ Mid Cap (Number of Shares)
Shares sold	80	241,653	1,035,259	43,765	182,222
Dividends reinvested	—	—	76,543	—	1,243
Shares redeemed	(1)	(4,100,815)	(8,160,617)	(62,232)	(74,229)

Net increase (decrease) in shares outstanding	79	(3,859,162)	(7,048,815)	(18,467)	109,236

Capital Guardian Small/ Mid Cap ($)
Shares sold	$1,028	$2,883,089	$11,764,220	$530,208	$2,047,217
Dividends reinvested	—	—	870,294	—	14,095
Shares redeemed	(13)	(50,591,240)	(92,164,714)	(759,740)	(826,882)

Net increase (decrease)	$1,015	$(47,708,151)	$(79,530,200)	$(229,532)	$1,234,430

(1)	Commencement of operations.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I	Class S		Class S2

	April 28,	Six Months		Six Months
	2006(1) to	Ended	Year Ended	Ended	Year Ended
	June 30,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2005	2006	2005

Capital Guardian U.S. Equities (Number of Shares)
Shares sold	79	327,065	621,051	14,918	110,326
Dividends reinvested	—	—	240,589	—	3,395
Shares redeemed	—	(4,132,041)	(8,469,584)	(47,931)	(84,502)

Net increase (decrease) in shares outstanding	79	(3,804,976)	(7,607,944)	(33,013)	29,219

Capital Guardian U.S. Equities ($)
Shares sold	$1,015	$4,060,562	$7,094,867	$186,959	$1,252,073
Dividends reinvested	—	—	2,728,278	—	38,433
Shares redeemed	—	(52,152,748)	(97,790,390)	(599,559)	(962,469)

Net increase (decrease)	$1,015	$(48,092,186)	$(87,967,245)	$(412,600)	$328,037

	Class I		Class S		Class S2		Class ADV

	Six Months	August 15,	Six Months		Six Months		January 17,
	Ended	2005(1) to	Ended	Year Ended	Ended	Year Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,
	2006	2005	2006	2005	2006	2005	2006

FMRSM Diversified Mid Cap (Number of Shares)
Shares sold	6,163,718	16,404	3,852,228	6,976,770	462,080	823,828	479,827
Shares issued in merger	—	—	—	18,381,025	—	661,927	—
Dividends reinvested	—	—	—	1,853,567	—	93,002	—
Shares redeemed	(249,915)	(225)	(2,494,950)	(3,602,865)	(104,193)	(67,471)	(302,543)

Net increase in shares outstanding	5,913,803	16,179	1,357,278	23,608,497	357,887	1,511,286	177,284

FMRSM Diversified Mid Cap ($)
Shares sold	$91,857,653	$211,455	$54,803,385	$86,326,070	$6,528,749	$11,412,674	$6,723,267
Shares issued in merger	—	—	—	241,871,146	—	8,687,273	—
Dividends reinvested	—	—	—	21,668,204	—	1,085,338	—
Shares redeemed	(3,515,703)	(2,971)	(35,175,001)	(44,532,202)	(1,444,418)	(844,723)	(4,324,512)

Net increase	$88,341,950	$208,484	$19,628,384	$305,333,218	$5,084,331	$20,340,562	$2,398,755

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		June 2,
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,
	2006	2005	2006	2005	2006	2005	2006

FMRSM Earnings Growth (Number of Shares)
Shares sold	37,027,082	15,456,160	18,707,867	1,080,048	—	1,482	333
Dividends reinvested	—	52,052	—	3,370	—	2	—
Shares redeemed	(2,747,542)	(2,125,183)	(980,432)	(170,903)	(1,466)	(18)	—

Net increase (decrease) in shares outstanding	34,279,540	13,383,029	17,727,435	912,515	(1,466)	1,466	333

FMRSM Earnings Growth ($)
Shares sold	$401,836,494	$159,503,296	$202,706,367	$11,212,419	$—	$15,629	$3,395
Dividends reinvested	—	563,198	—	36,428	—	22	—
Shares redeemed	(28,467,199)	(22,527,914)	(10,024,607)	(1,804,342)	(15,926)	(194)	—

Net increase (decrease)	$373,369,295	$137,538,580	$192,681,760	$9,444,505	$(15,926)	$15,457	$3,395

(1)	Commencement of operations.

84

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I	Class S	Class S2

	April 28,	April 28,	May 3,
	2006(1) to	2006(1) to	2006(1) to
	June 30,	June 30,	June 30,
	2006	2006	2006

Franklin Income (Number of Shares)
Shares sold	2,512,502	4,681,957	129,426
Dividends reinvested	—	—	—
Shares redeemed	(93,489)	(247,869)	(4,352)

Net increase in shares outstanding	2,419,013	4,434,088	125,074

Franklin Income ($)
Shares sold	$25,125,538	$46,829,945	$1,292,628
Dividends reinvested	—	—	—
Shares redeemed	(935,395)	(2,469,855)	(43,471)

Net increase	$24,190,143	$44,360,090	$1,249,157

	Class I	Class S		Class S2

	April 28,	Six Months		Six Months
	2006(1) to	Ended	Year Ended	Ended	Year Ended
	June 30,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2005	2006	2005

Goldman Sachs TollkeeperSM (Number of Shares)
Shares sold	128	1,047,233	3,321,719	167,133	264,882
Dividends reinvested	—	—	465,296	—	37,841
Shares redeemed	—	(1,698,145)	(2,727,211)	(68,042)	(88,008)

Net increase (decrease) in shares outstanding	128	(650,912)	1,059,804	99,091	214,715

Goldman Sachs TollkeeperSM ($)
Shares sold	$1,011	$7,945,269	$24,038,032	$1,275,257	$1,868,270
Dividends reinvested	—	—	3,164,015	—	256,562
Shares redeemed	—	(12,752,327)	(19,395,039)	(504,059)	(619,112)

Net increase (decrease)	$1,011	$(4,807,058)	$7,807,008	$771,198	$1,505,720

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		April 28,
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,
	2006	2005	2006	2005	2006	2005	2006

Lord Abbett Affiliated (Number of Shares)
Shares sold	5,636,837	42,139	1,018,965	5,400,184	22,825	76,350	79
Dividends reinvested	—	1,845	—	184,526	—	2,660	—
Shares redeemed	(371,199)	(49,851)	(5,237,438)	(9,160,053)	(20,453)	(11,317)	—

Net increase (decrease) in shares outstanding	5,265,638	(5,867)	(4,218,473)	(3,575,343)	2,372	67,693	79

Lord Abbett Affiliated ($)
Shares sold	$72,580,462	$481,092	$12,830,339	$61,361,187	$288,205	$870,829	$1,016
Dividends reinvested	—	20,869	—	2,085,140	—	30,028	—
Shares redeemed	(4,734,859)	(582,320)	(67,501,112)	(101,613,459)	(256,389)	(128,672)	—

Net increase (decrease)	$67,845,603	$(80,359)	$(54,670,773)	$(38,167,132)	$31,816	$772,185	$1,016

(1)	Commencement of operations.

85

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I	Class S		Class S2		Class ADV

	April 28,	Six Months		Six Months		Six Months
	2006(1) to	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2005	2006	2005	2006	2005

Mercury Large Cap Growth (Number of Shares)
Shares sold	86,253	790,632	13,398,604	530	32,602	122,746	147,506
Shares redeemed	(462)	(1,373,752)	(1,767,861)	—	(240,170)	(3,663)	(6,890)

Net increase (decrease) in shares outstanding	85,791	(583,120)	11,630,743	530	(207,568)	119,083	140,616

Mercury Large Cap Growth ($)
Shares sold	$1,030,494	$9,480,674	$144,598,168	$5,964	$332,315	$1,425,937	$1,618,653
Shares redeemed	(5,276)	(16,212,104)	(19,287,966)	—	(2,600,335)	(42,271)	(74,402)

Net increase (decrease)	$1,025,218	$(6,731,430)	$125,310,202	$5,964	$(2,268,020)	$1,383,666	$1,544,251

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		April 28,
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,
	2006	2005	2006	2005	2006	2005	2006

Mercury Large Cap Value (Number of Shares)
Shares sold	178,604	433,316	1,314,418	2,371,193	55,031	94,209	75
Dividends reinvested	—	252	—	237	—	16	—
Shares redeemed	(481,406)	(883,568)	(217,785)	(5,342,601)	(16,071)	(45,846)	—

Net increase (decrease) in shares outstanding	(302,802)	(450,000)	1,096,633	(2,971,171)	38,960	48,379	75

Mercury Large Cap Value ($)
Shares sold	$2,346,742	$5,177,720	$17,277,063	$27,436,285	$722,666	$1,102,413	$1,017
Dividends reinvested	—	2,933	—	2,748	—	180	—
Shares redeemed	(6,256,853)	(10,299,325)	(2,825,859)	(58,627,038)	(207,650)	(541,219)	—

Net increase (decrease)	$(3,910,111)	$(5,118,672)	$14,451,204	$(31,188,005)	$515,016	$561,374	$1,017

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005

T. Rowe Price Capital Appreciation (Number of Shares)
Shares sold	380,571	870,216	5,106,459	11,407,438	396,323	1,304,029	537,830	1,554,580
Dividends reinvested	—	139,582	—	4,225,915	—	152,100	—	69,969
Shares redeemed	(155,497)	(282,924)	(1,837,702)	(1,628,612)	(73,592)	(64,499)	(128,321)	(178,149)

Net increase (decrease) in shares outstanding	225,074	726,874	3,268,757	14,004,741	322,731	1,391,630	409,509	1,446,400

T. Rowe Price Capital Appreciation ($)
Shares sold	$9,925,612	$21,295,876	$132,539,682	$278,750,874	$10,216,951	$31,761,995	$13,821,241	$37,642,260
Dividends reinvested	—	3,309,494	—	100,196,454	—	3,594,117	—	1,644,269
Shares redeemed	(4,046,150)	(6,955,334)	(47,607,928)	(39,987,556)	(1,902,399)	(1,578,952)	(3,300,516)	(4,321,846)

Net increase	$5,879,462	$17,650,036	$84,931,754	$338,959,772	$8,314,552	$33,777,160	$10,520,725	$34,964,683

(1)	Commencement of operations.

86

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2006	2005	2006	2005	2006	2005	2006	2005

T. Rowe Price Equity Income (Number of Shares)
Shares sold	289,630	2,748,879	4,062,122	8,630,996	677,167	1,214,183	679,219	1,384,365
Dividends reinvested	—	52,891	—	2,738,799	—	77,223	—	30,071
Shares redeemed	(183,233)	(299,035)	(6,129,296)	(5,125,755)	(194,947)	(222,280)	(118,414)	(160,079)

Net increase (decrease) in shares outstanding	106,397	2,502,735	(2,067,174)	6,244,040	482,220	1,069,126	560,805	1,254,357

T. Rowe Price Equity Income ($)
Shares sold	$4,173,775	$37,452,404	$57,892,898	$117,552,420	$9,707,923	$16,446,262	$9,644,910	$18,743,108
Dividends reinvested	—	701,857	—	36,316,472	—	1,020,894	—	395,732
Shares redeemed	(2,647,048)	(4,084,464)	(88,128,002)	(69,735,599)	(2,809,373)	(3,020,253)	(1,677,960)	(2,148,057)

Net increase	$1,526,727	$34,069,797	$(30,235,104)	$84,133,293	$6,898,550	$14,446,903	$7,966,950	$16,990,783

	Class I	Class S		Class S2

	April 28,	Six Months		Six Months
	2006(1) to	Ended	Year Ended	Ended	Year Ended
	June 30,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2005	2006	2005

Templeton Global Growth (Number of Shares)
Shares sold	69	385,775	984,223	40,926	140,508
Dividends reinvested	—	—	221,402	—	3,489
Shares redeemed	—	(1,214,837)	(4,512,211)	(31,139)	(49,878)

Net increase (decrease) in shares outstanding	69	(829,062)	(3,306,586)	9,787	94,119

Templeton Global Growth ($)
Shares sold	$1,018	$5,542,809	$12,102,650	$577,394	$1,729,205
Dividends reinvested	—	—	2,681,176	—	42,083
Shares redeemed	—	(17,254,696)	(56,301,797)	(448,100)	(617,111)

Net increase (decrease)	$1,018	$(11,711,887)	$(41,517,971)	$129,294	$1,154,177

	Class I	Class S		Class S2		Class ADV

	April 28,	Six Months		Six Months		April 28,
	2006(1) to	Ended	Year Ended	Ended	Year Ended	2006(1) to
	June 30,	June 30,	December 31,	June 30,	December 31,	June 30,
	2006	2006	2005	2006	2005	2006

UBS U.S. Allocation (Number of Shares)
Shares sold	98	205,564	2,963,329	71,409	174,793	99
Dividends reinvested	—	—	144,637	—	5,852	—
Shares redeemed	—	(1,247,217)	(1,465,263)	(21,672)	(42,608)	—

Net increase (decrease) in shares outstanding	98	(1,041,653)	1,642,703	49,737	138,037	99

UBS U.S. Allocation ($)
Shares sold	$1,015	$2,106,162	$28,520,556	$728,639	$1,660,975	$1,015
Dividends reinvested	—	—	1,381,282	—	55,715	—
Shares redeemed	—	(12,714,701)	(14,118,510)	(219,614)	(412,002)	—

Net increase (decrease)	$1,015	$(10,608,539)	$15,783,328	$509,025	$1,304,688	$1,015

(1)	Commencement of operations.

87

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I		Class S		Class S2

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005	2006	2005

Van Kampen Equity Growth (Number of Shares)
Shares sold	44,199	150,303	701,465	1,996,836	107,408	231,179
Dividends reinvested	—	20,441	—	14,740	—	2,694
Shares redeemed	(329,825)	(750,239)	(1,058,010)	(735,348)	(51,180)	(98,825)

Net increase (decrease) in shares outstanding	(285,626)	(579,495)	(356,545)	1,276,228	56,228	135,048

Van Kampen Equity Growth ($)
Shares sold	$528,964	$1,604,090	$8,375,056	$22,092,376	$1,264,647	$2,405,943
Dividends reinvested	—	210,541	—	151,671	—	27,665
Shares redeemed	(3,882,656)	(7,785,954)	(12,572,272)	(7,888,827)	(604,462)	(1,025,101)

Net increase (decrease)	$(3,353,692)	$(5,971,323)	$(4,197,216)	$14,355,220	$660,185	$1,408,507

	Class I	Class S		Class S2

	April 28,	Six Months		Six Months
	2006(1) to	Ended	Year Ended	Ended	Year Ended
	June 30,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2005	2006	2005

Van Kampen Global Franchise (Number of Shares)
Shares sold	68	1,382,686	4,945,508	374,975	1,639,182
Dividends reinvested	—	—	—	—	49,854
Shares redeemed	—	(796,271)	(862,103)	(125,640)	(64,862)

Net increase in shares outstanding	68	586,415	4,083,405	249,335	1,624,174

Van Kampen Global Franchise ($)
Shares sold	$1,018	$20,216,933	$96,221,596	$5,429,679	$21,532,867
Dividends reinvested	—	—	2,272,295	—	643,613
Shares redeemed	—	(11,646,267)	(17,101,141)	(1,829,909)	(852,409)

Net increase	$1,018	$8,570,666	$81,392,750	$3,599,770	$21,324,071

	Class I	Class S		Class S2		Class ADV

	April 28,	Six Months		Six Months		Six Months
	2006(1) to	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2005	2006	2005	2006	2005

Van Kampen Growth and Income (Number of Shares)
Shares sold	85,928	2,366,973	2,186,830	169,668	668,357	236,098	15,973
Dividends reinvested	—	—	332,376	—	24,731	—	232
Shares redeemed	(3,574)	(1,652,264)	(4,243,970)	(163,264)	(233,249)	(16,798)	(2,293)

Net increase (decrease) in shares outstanding	82,354	714,709	(1,724,764)	6,404	459,839	219,300	13,912

Van Kampen Growth and Income ($)
Shares sold	$2,457,952	$66,854,541	$56,308,428	$4,737,381	$17,011,390	$6,541,636	$414,262
Dividends reinvested	—	—	8,382,527	—	621,747	—	5,813
Shares redeemed	(100,379)	(45,917,309)	(108,394,654)	(4,519,374)	(5,889,246)	(459,985)	(58,791)

Net increase (decrease)	$2,357,573	$20,937,232	$(43,703,699)	$218,007	$11,743,891	$6,081,651	$361,284

(1)	Commencement of operations.

88

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARE TRANSACTIONS (continued)

	Class I		Class S		Class S2		Class ADV

	Six Months		Six Months		Six Months		April 17,
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	2006(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,
	2006	2005	2006	2005	2006	2005	2006

Van Kampen Real Estate (Number of Shares)
Shares sold	5,521,608	160,786	2,154,453	13,225,452	74,400	321,509	5,834
Dividends reinvested	—	11,270	—	1,149,098	—	32,571	—
Shares redeemed	(1,052,258)	(31,883)	(11,371,108)	(3,343,904)	(43,484)	(61,479)	—

Net increase (decrease) in shares outstanding	4,469,350	140,173	(9,216,655)	11,030,646	30,916	292,601	5,834

Van Kampen Real Estate ($)
Shares sold	$191,146,211	$4,504,276	$73,009,916	$370,556,316	$2,504,813	$9,017,288	$199,403
Dividends reinvested	—	325,152	—	33,059,555	—	935,451	—
Shares redeemed	(36,503,059)	(907,308)	(383,545,803)	(96,244,531)	(1,491,814)	(1,755,181)	(29)

Net increase (decrease)	$154,643,152	$3,922,120	$(310,535,887)	$307,371,340	$1,012,999	$8,197,558	$199,374

	Class I	Class S		Class S2

	April 28,	Six Months		Six Months
	2006(1) to	Ended	Year Ended	Ended	Year Ended
	June 30,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2005	2006	2005

Wells Fargo Mid Cap Disciplined (Number of Shares)
Shares sold	62	513,620	368,256	18,191	56,657
Dividends reinvested	—	—	128,930	—	1,424
Shares redeemed	(1)	(1,792,897)	(4,007,127)	(18,571)	(22,414)

Net increase (decrease) in shares outstanding	61	(1,279,277)	(3,509,941)	(380)	35,667

Wells Fargo Mid Cap Disciplined ($)
Shares sold	$1,036	$8,218,823	$5,361,763	$293,340	$835,766
Dividends reinvested	—	—	1,844,990	—	20,306
Shares redeemed	(16)	(28,979,143)	(58,688,711)	(297,874)	(322,678)

Net increase (decrease)	$1,020	$(20,760,320)	$(51,481,958)	$(4,534)	$533,394

	Class I		Class S		Class S2		Class ADV

	Six Months	November 30,	Six Months	November 30,	Six Months	November 30,	Six Months	November 30,
	Ended	2005(1) to	Ended	2005(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005

Wells Fargo Small Cap Disciplined (Number of Shares)
Shares sold	8,027,819	101	8,708,376	507,554	74,183	101	4,488	101
Shares redeemed	(120,579)	—	(4,840,855)	(201)	(5,267)	—	(4,589)	—

Net increase (decrease) in shares outstanding	7,907,240	101	3,867,521	507,353	68,916	101	(101)	101

Wells Fargo Small Cap Disciplined ($)
Shares sold	$88,462,023	$1,010	$92,794,583	$5,074,563	$783,796	$1,010	$45,979	$1,010
Shares redeemed	(1,304,730)	—	(53,035,534)	(2,004)	(56,605)	—	(48,404)	—

Net increase (decrease)	$87,157,293	$1,010	$39,759,049	$5,072,559	$727,191	$1,010	$(2,425)	$1,010

(1)	Commencement of operations.

89

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% of the Portfolios’ net assets, at market value, at time of purchase.

		Shares/	Initial			Percent
		Principal	Acquisition			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets

T. Rowe Price Capital Appreciation	Amgen, Inc., 0.375%, due 02/01/13	16,580,000	2/14/2006	$16,503,009	$15,481,575	0.6%
	Fortis Insurance	270	1/20/2005	270,000	350,401	0.0
	NRG Energy, Inc.	8,600	12/15/2004	8,724,475	11,247,725	0.4
	Roche Holdings, Inc., 0.780%, due 07/25/21	36,750,000	7/13/2001	21,395,326	32,712,278	1.2
	United Dominion Realty Trust, Inc., 4.000%, due 12/15/35	9,795,000	1/27/2006	10,078,906	10,517,381	0.4

				$56,971,716	$70,309,360	2.6%

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The collateral received is reflected in the Portfolio of Investments as collateral for securities loaned. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2006, the Portfolios had securities on loan with the following market values:

	Value of
	Securities	Value of
	Loaned	Collateral

AllianceBernstein Mid Cap Growth	$165,242,264	$167,818,841
Capital Guardian Small/Mid Cap	123,457,493	126,174,439
Capital Guardian U.S. Equities	118,786,647	121,587,880
FMRSM Diversified Mid Cap	144,297,644	147,320,462
Goldman Sachs TollkeeperSM	19,543,681	19,930,815
Lord Abbett Affiliated	29,107,089	29,895,722
Mercury Large Cap Growth	7,106,881	7,241,199
Mercury Large Cap Value	13,794,353	14,301,218
T. Rowe Price Capital Appreciation	299,056,269	305,998,216
T. Rowe Price Equity Income	137,932,282	141,828,002
Templeton Global Growth	74,324,545	76,813,366
UBS U.S. Allocation	19,901,234	20,259,141
Van Kampen Equity Growth	24,238,361	24,957,812
Van Kampen Global Franchise	25,764,694	26,636,481
Van Kampen Growth and Income	102,557,289	105,239,627
Wells Fargo Mid Cap Disciplined	46,087,593	47,391,115
Wells Fargo Small Cap Disciplined	23,047,698	23,913,774

NOTE 11 — REORGANIZATIONS

On December 5, 2005, FMRSM Diversified Mid Cap as listed below (“Acquiring Portfolio”), acquired the assets and certain liabilities of the ING AIM Mid Cap Growth Portfolio, also listed below (“Acquired Portfolio”), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan or reorganization approved by the Acquired Portfolio’s shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 8 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization dates were as follows:

		Total Net	Total Net
		Assets	Assets of	Acquired Portfolio
		of Acquired	Acquiring	Unrealized	Conversion
Acquiring Portfolio	Acquired Portfolio	Portfolio (000’s)	Portfolio (000’s)	Appreciation (000’s)	Ratio

FMRSM Diversified	ING AIM

Mid Cap:	Mid Cap Growth:
Class-S	Class-S	$241,871	$337,203	$42,177	1.1727
Class-S2	Class-S2	8,687	20,902	2,162	1.1697

The net assets of FRMSM Diversified Mid Cap after the acquisition were approximately $608,763,856.

90

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

There were no dividends or distributions to shareholders for the six months ended June 30, 2006. The tax composition of dividends and distributions to shareholders as of December 31, 2005 was as follows:

	Year Ended
	December 31, 2005

	Ordinary	Long-Term
	Income	Capital Gains

Capital Guardian Small/ Mid Cap	$884,389	$—
Capital Guardian U.S. Equities	2,766,711	—
FMRSM Diversified Mid Cap	10,723,900	12,029,642
FMRSM Earnings Growth	641,748	—
Goldman Sachs TollkeeperSM	—	3,420,577
Lord Abbett Affiliated	2,136,037	—
Mercury Large Cap Growth	—	—
Mercury Large Cap Value	—	5,861
T. Rowe Price Capital Appreciation	34,339,801	74,404,535
T. Rowe Price Equity Income	18,034,819	20,400,136
Templeton Global Growth	2,723,259	—
UBS U.S. Allocation	1,436,997	—
Van Kampen Equity Growth	389,877	—
Van Kampen Global Franchise	1,004,271	1,911,637
Van Kampen Growth and Income	9,010,087	—
Van Kampen Real Estate	11,495,857	22,824,301
Wells Fargo Mid Cap Disciplined	1,865,296	—

91

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 were as follows:

	Undistributed	Undistributed	Unrealized	Post-October
	Ordinary	Long Term	Appreciation	Currency & PFIC	Capital Loss	Expiration
	Income	Capital Gains	(Depreciation)	Losses Deferred	Carryforwards	Dates

AllianceBernstein Mid Cap Growth	$31,050,246	$48,768,366	$11,819,407	$—	$—	—
Capital Guardian Small/ Mid Cap	1,974,708	—	47,088,292	—	$(89,731,120)	2009
					(37,767,529)	2010
					(57,927,604)	2011

					$(185,426,253)

Capital Guardian U.S. Equities	3,413,192	40,008,777	91,630,370	—	—	—
FMRSM Diversified Mid Cap	29,533,981	44,979,327	53,554,727	(80,816)	$67,133,087	2008
					(52,948,338)	2009
					$(120,081,425)

FMRSM Earnings Growth	500,221	—	4,026,049	—	—	—
Goldman Sachs Tollkeeper SM	2,854,631	4,793,032	2,496,687	—	—	—
Lord Abbett Affiliated	6,623,347	13,980,794	(22,997,503)	(740)	—	—
Mercury Large Cap Growth	1,620,214	925,531	11,065,440	—	—	—
Mercury Large Cap Value	2,539,825	820,233	3,866,680	—	—	—
T. Rowe Price Capital Appreciation	37,813,653	172,389,940	393,485,126	—	—	—
T. Rowe Price Equity Income	23,847,370	44,952,776	89,461,084	(233)	—	—
Templeton Global Growth	3,742,990	47,201,767	8,923,496	(341,701)	—	—
UBS U.S. Allocation	1,667,870	—	11,606,514	—	(399,582)	2011
Van Kampen Equity Growth	1,186,217	2,474,295	18,278,516	—	—	—
Van Kampen Global Franchise	5,846,537	11,442,543	31,193,310	—	—	—
Van Kampen Growth and Income	16,627,836	81,696,745	126,610,438	—	—	—
Van Kampen Real Estate	18,368,855	71,702,475	227,173,495	—	—	—
Wells Fargo Mid Cap Disciplined	1,613,709	—	327,023	(1)	(83,702,564)	2010
Wells Fargo Small Cap Disciplined	—	—	(129,881)	—	—	—

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds are currently assessing the impact, if any, that will result from adopting FIN 48.

NOTE 13 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of

92

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS (continued)

customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Board that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING

93

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF
ING’S U.S. MUTUAL FUNDS (continued)

management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

94

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2006, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS

	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

AllianceBernstein Mid Cap Growth
Class I	$—	$0.9208	$1.4463	July 6, 2006	June 30, 2006
Class S	—	0.9208	1.4463	July 6, 2006	June 30, 2006
Class S2	—	0.9208	1.4463	July 6, 2006	June 30, 2006

Capital Guardian Small/ Mid Cap
Class I	$0.0859	$—	$—	July 6, 2006	June 30, 2006
Class S	0.0522	—	—	July 6, 2006	June 30, 2006
Class S2	0.0427	—	—	July 6, 2006	June 30, 2006

Capital Guardian U.S. Equities
Class I	$0.0902	$0.0167	$0.8528	July 6, 2006	June 30, 2006
Class S	0.0564	0.0167	0.8528	July 6, 2006	June 30, 2006
Class S2	0.0428	0.0167	0.8528	July 6, 2006	June 30, 2006

FMRSM Diversified Mid Cap
Class ADV	$—	$0.5434	$0.8276	July 6, 2006	June 30, 2006
Class I	—	0.5434	0.8276	July 6, 2006	June 30, 2006
Class S	—	0.5434	0.8276	July 6, 2006	June 30, 2006
Class S2	—	0.5434	0.8276	July 6, 2006	June 30, 2006

FMRSM Earnings Growth
Class ADV	$0.0002	$0.0075	$—	July 6, 2006	June 30, 2006
Class I	0.0002	0.0075	—	July 6, 2006	June 30, 2006
Class S	—	0.0075	—	July 6, 2006	June 30, 2006

Goldman Sachs TollkeeperSM
Class I	$—	$0.2741	$0.4601	July 6, 2006	June 30, 2006
Class S	—	0.2741	0.4601	July 6, 2006	June 30, 2006
Class S2	—	0.2741	0.4601	July 6, 2006	June 30, 2006

Lord Abbett Affiliated
Class ADV	$0.1554	$0.2846	$0.8655	July 6, 2006	June 30, 2006
Class I	0.1554	0.2846	0.8655	July 6, 2006	June 30, 2006
Class S	0.1108	0.2846	0.8655	July 6, 2006	June 30, 2006
Class S2	0.1141	0.2846	0.8655	July 6, 2006	June 30, 2006

Mercury Large Cap Growth
Class ADV	$—	$0.1229	$0.0703	July 6, 2006	June 30, 2006
Class I	—	0.1229	0.0703	July 6, 2006	June 30, 2006
Class S	—	0.1229	0.0703	July 6, 2006	June 30, 2006
Class S2	—	0.1229	0.0703	July 6, 2006	June 30, 2006

Mercury Large Cap Value
Class ADV	$0.1032	$0.2271	$0.1011	July 6, 2006	June 30, 2006
Class I	0.1032	0.2271	0.1011	July 6, 2006	June 30, 2006
Class S	0.0733	0.2271	0.1011	July 6, 2006	June 30, 2006
Class S2	0.0671	0.2271	0.1011	July 6, 2006	June 30, 2006

T. Rowe Price Capital Appreciation
Class ADV	$0.3769	$0.0373	$1.6395	July 6, 2006	June 30, 2006
Class I	0.3221	0.0373	1.6395	July 6, 2006	June 30, 2006
Class S	0.2914	0.0373	1.6395	July 6, 2006	June 30, 2006
Class S2	0.3025	0.0373	1.6395	July 6, 2006	June 30, 2006

T. Rowe Price Equity Income
Class ADV	$0.1968	$0.0836	$0.5344	July 6, 2006	June 30, 2006
Class I	0.2329	0.0836	0.5344	July 6, 2006	June 30, 2006
Class S	0.1987	0.0836	0.5344	July 6, 2006	June 30, 2006
Class S2	0.1962	0.0836	0.5344	July 6, 2006	June 30, 2006

Templeton Global Growth
Class I	$0.1740	$—	$1.7095	July 6, 2006	June 30, 2006
Class S	0.1400	—	1.7095	July 6, 2006	June 30, 2006
Class S2	0.1291	—	1.7095	July 6, 2006	June 30, 2006

UBS U.S. Allocation
Class ADV	$0.1652	$—	$—	July 6, 2006	June 30, 2006
Class I	0.1652	—	—	July 6, 2006	June 30, 2006
Class S	0.1410	—	—	July 6, 2006	June 30, 2006
Class S2	0.1339	—	—	July 6, 2006	June 30, 2006

Van Kampen Equity Growth
Class I	$—	$0.1285	$0.2678	July 6, 2006	June 30, 2006
Class S	—	0.1285	0.2678	July 6, 2006	June 30, 2006
Class S2	—	0.1285	0.2678	July 6, 2006	June 30, 2006

95

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS

	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

Van Kampen Global Franchise
Class I	$0.2908	$0.0173	$0.5431	July 6, 2006	June 30, 2006
Class S	0.2642	0.0173	0.5431	July 6, 2006	June 30, 2006
Class S2	0.2485	0.0173	0.5431	July 6, 2006	June 30, 2006

Van Kampen Growth and Income
Class ADV	$0.3812	$0.1429	$2.3240	July 6, 2006	June 30, 2006
Class I	0.3956	0.1429	2.3240	July 6, 2006	June 30, 2006
Class S	0.3319	0.1429	2.3240	July 6, 2006	June 30, 2006
Class S2	0.3026	0.1429	2.3240	July 6, 2006	June 30, 2006

Van Kampen Real Estate
Class ADV	$0.5226	$0.1989	$2.5356	July 6, 2006	June 30, 2006
Class I	0.5226	0.1989	2.5356	July 6, 2006	June 30, 2006
Class S	0.4365	0.1989	2.5356	July 6, 2006	June 30, 2006
Class S2	0.4267	0.1989	2.5356	July 6, 2006	June 30, 2006

Wells Fargo Mid Cap Disciplined
Class I	$0.1364	$—	$—	July 6, 2006	June 30, 2006
Class S	0.0934	—	—	July 6, 2006	June 30, 2006
Class S2	0.0829	—	—	July 6, 2006	June 30, 2006

96

PORTFOLIO OF INVESTMENTS
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.0%
		Biotechnology: 7.5%
839,705	@,L	Affymetrix, Inc.	$21,496,448
1,390,008	@,L	Applera Corp. — Celera Genomics Group	18,000,604
1,152,450	@,@@, L	Compugen Ltd.	3,330,581
812,100	@,@@, L	deCODE genetics, Inc.	5,026,899

			47,854,532

		Commercial Services: 4.6%
566,445	@,L	Apollo Group, Inc.	29,268,213

			29,268,213

		Computers: 3.8%
499,271	@,L	Network Appliance, Inc.	17,624,266
95,060	@,@@, L	Research In Motion Ltd.	6,632,336

			24,256,602

		Diversified Financial Services: 14.8%
40,205		Chicago Mercantile Exchange	19,746,686
277,162		International Securities Exchange, Inc.	10,551,557
68,400	@	Investment Technology Group, Inc.	3,478,824
181,400		Janus Capital Group, Inc.	3,247,060
772,790	@	Nasdaq Stock Market, Inc.	23,106,421
330,910	@,L	NYSE Group, Inc.	22,660,717
785,480	L	TD Ameritrade Holding Corp.	11,632,959

			94,424,224

		Electrical Components & Equipment: 1.2%
201,048	@,L	Energy Conversion Devices, Inc.	7,324,179

			7,324,179

		Electronics: 2.1%
222,593		Applera Corp. — Applied Biosystems Group	7,200,884
136,700	@,L	Cymer, Inc.	6,351,082

			13,551,966

		Healthcare — Products: 6.1%
1,691,460	@,L	Cepheid, Inc.	16,424,077
1,210,415	@,L	Cerus Corp.	8,630,259
921,010	@,@@, L	Given Imaging Ltd.	14,100,663

			39,154,999

		Internet: 11.2%
796,278	@	Amazon.com, Inc.	30,800,033
716,068	@,L	Audible, Inc.	6,509,058
87,224	@,L	Equinix, Inc.	4,785,109
2,808,552	@,L	Move, Inc.	15,390,865
1,083,921	@,@@, L	Shanda Interactive Entertainment Ltd. ADR	14,047,616

			71,532,681

		Media: 4.5%
1,942,805	@,L	Xm Satellite Radio, Inc.	28,462,093

			28,462,093

		Retail: 1.6%
251,300	@,L	Coldwater Creek, Inc.	6,724,788
213,100	@,L	Urban Outfitters, Inc.	3,727,119

			10,451,907

		Semiconductors: 19.6%
386,713	@,L	Advanced Micro Devices, Inc.	9,443,531
367,061	@	Broadcom Corp.	11,030,183
276,015	@	Formfactor, Inc.	12,318,549
682,334		Kla-Tencor Corp.	28,364,624
345,286	@	Lam Research Corp.	16,097,233
94,320	@,L	Netlogic Microsystems, Inc.	3,041,820
1,745,397	@,L	PMC — Sierra, Inc.	16,406,732
616,818	@,L	Silicon Laboratories, Inc.	21,681,153
419,407	@,L	Spansion LLC	6,685,348

			125,069,173

		Software: 5.8%
477,777	@,L	Navteq Corp.	21,347,076
657,000	@,L	Red Hat, Inc.	15,373,800

			36,720,876

		Telecommunications: 15.2%
8,783,259	@,L	JDS Uniphase Corp.	22,221,645
1,870,632	@,L	Juniper Networks, Inc.	29,911,406
6,198,276	@,L	L-3 Communications Corp.	27,520,345
503,252	@,L	NeuStar, Inc.	16,984,755

			96,638,151

		Total Common Stock (Cost $665,855,544)	624,709,596

See Accompanying Notes to Financial Statements

97

PORTFOLIO OF INVESTMENTS
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 27.5%
	U.S. Government Agency Obligations: 1.2%
$7,376,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$7,373,111

	Total U.S. Government Agency Obligations (Cost $7,373,111)	7,373,111

	Securities Lending CollateralCC: 26.3%
167,818,841	The Bank of New York Institutional Cash Reserves Fund	167,818,841

	Total Securities Lending Collateral (Cost $167,818,841)	167,818,841

	Total Short-Term Investments (Cost $7,375,037)	175,191,952

Total Investments In Securities (Cost $841,047,496)*	125.5%	$799,901,548
Other Assets and Liabilities-Net	(25.5)	(162,312,247)

Net Assets	100.0%	$637,589,301

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $858,079,742. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$23,621,926
Gross Unrealized Depreciation	(81,800,120)

Net Unrealized Depreciation	$(58,178,194)

See Accompanying Notes to Financial Statements

98

PORTFOLIO OF INVESTMENTS
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.5%
		Advertising: 0.5%
22,400	@,L	Getty Images, Inc.	$1,422,624
39,600		Harte-Hanks, Inc.	1,015,344

			2,437,968

		Aerospace/ Defense: 0.8%
107,800	@	Ducommun, Inc.	1,996,456
34,700		Goodrich Corp.	1,398,063
16,700	@,L	K&F Industries Holdings, Inc.	296,091

			3,690,610

		Airlines: 2.9%
525,350	@,L	JetBlue Airways Corp.	6,377,749
222,300	@,L	Pinnacle Airlines Corp.	1,564,992
322,900		Southwest Airlines Co.	5,285,873

			13,228,614

		Banks: 5.3%
70,000		Banner Corp.	2,697,800
63,300		Cardinal Financial Corp.	735,546
84,600	L	Columbia Banking System, Inc.	3,162,348
23,000		Comerica, Inc.	1,195,770
143,900	L	East-West Bancorp, Inc.	5,455,249
97,650		First Midwest Bancorp, Inc.	3,620,862
54,200		FirstMerit Corp.	1,134,948
74,700		Seacoast Banking Corp. of Florida	1,989,261
11,330	@	Southcoast Financial Corp.	241,896
50,500		Zions Bancorporation	3,935,970

			24,169,650

		Beverages: 0.5%
76,200		Pepsi Bottling Group, Inc.	2,449,830

			2,449,830

		Biotechnology: 3.8%
58,400	@,L	Exelixis, Inc.	586,920
578,300	@,L	Human Genome Sciences, Inc.	6,187,810
845,800	@,L	Millennium Pharmaceuticals, Inc.	8,432,626
112,600	@,L	PDL BioPharma, Inc.	2,072,966

			17,280,322

		Building Materials: 2.9%
112,000		American Standard Co., Inc.	4,846,240
161,500	L	Texas Industries, Inc.	8,575,650

			13,421,890

		Chemicals: 3.0%
300,100		Georgia Gulf Corp.	7,508,502
36,400	@,L	Huntsman Corp.	630,448
113,100	@@	Methanex Corp.	2,395,458
8,100	@@	Potash Corp. of Saskatchewan	696,357
53,700	L	Rohm & Haas Co.	2,691,444

			13,922,209

		Coal: 0.6%
76,500	@,L	Alpha Natural Resources, Inc.	1,500,930
34,000	L	Arch Coal, Inc.	1,440,580

			2,941,510

		Commercial Services: 2.6%
293,800	@	Exponent, Inc.	4,965,220
91,300		McKesson Corp.	4,316,664
28,500		Paychex, Inc.	1,110,930
4,300	@	Princeton Review, Inc.	22,876
70,100	@,L	Resources Connection, Inc.	1,753,902

			12,169,592

		Computers: 3.9%
57,700	@	Affiliated Computer Services, Inc.	2,977,897
77,900	@	Brocade Communications Systems, Inc.	478,306
159,000	@,L	Dot Hill Systems Corp.	543,780
1,803,200	@,L	Gateway, Inc.	3,426,080
41,600	@,L	Intergraph Corp.	1,309,984
97,600	@,L	Kanbay International, Inc.	1,419,104
41,500	@	Sandisk Corp.	2,115,670
212,600	@	Seagate Technology, Inc.	4,813,264
289,000	@	WidePoint Corp.	826,540

			17,910,625

		Distribution/ Wholesale: 0.2%
14,000	@	United Stationers, Inc.	690,480

			690,480

		Diversified Financial Services: 2.8%
152,200	@,L	AmeriCredit Corp.	4,249,424
138,000	L	IndyMac Bancorp, Inc.	6,327,300
61,300		International Securities Exchange, Inc.	2,333,691

			12,910,415

		Electric: 2.4%
68,000	@	AES Corp.	1,254,600
224,100	@,L	CMS Energy Corp.	2,899,854
50,500	L	Duquesne Light Holdings, Inc.	830,220
171,200	L	MDU Resources Group, Inc.	6,267,632

			11,252,306

See Accompanying Notes to Financial Statements

99

PORTFOLIO OF INVESTMENTS
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Electrical Components & Equipment: 0.9%
17,200	@,L	Energizer Holdings, Inc.	$1,007,404
66,200		Hubbell, Inc.	3,154,430

			4,161,834

		Electronics: 5.5%
93,000	@	Avnet, Inc.	1,861,860
217,500	@,L	Benchmark Electronics, Inc.	5,246,100
33,500	@,L	Cymer, Inc.	1,556,410
740,400	@,@@, L	Flextronics International Ltd.	7,863,048
83,000		Jabil Circuit, Inc.	2,124,800
64,400	@	Measurement Specialties, Inc.	1,434,188
163,900		National Instruments Corp.	4,490,860
18,900	@	Thermo Electron Corp.	684,936

			25,262,202

		Engineering & Construction: 1.6%
81,200		Fluor Corp.	7,545,916

			7,545,916

		Entertainment: 1.3%
167,900	@,L	Scientific Games Corp.	5,980,598

			5,980,598

		Environmental Control: 0.2%
96,493	@,L	Purecycle Corp.	1,033,440

			1,033,440

		Food: 3.0%
277,400		Campbell Soup Co.	10,294,314
25,000	@@,L	Fresh Del Monte Produce, Inc.	431,750
325,100	@	Interstate Bakeries	2,275,700
64,000		Sara Lee Corp.	1,025,280

			14,027,044

		Healthcare — Products: 0.5%
18,600	@	DexCom, Inc.	252,588
103,300	@,L	Wright Medical Group, Inc.	2,162,069

			2,414,657

		Healthcare — Services: 2.1%
143,500	@,L	DaVita, Inc.	7,131,950
22,000	@,L	Lincare Holdings, Inc.	832,480
35,300	@,L	Matria Healthcare, Inc.	756,126
71,300	L	Option Care, Inc.	854,174
21,700	@,L	VistaCare, Inc.	262,570

			9,837,300

		Home Furnishings: 1.9%
416,500	L	Furniture Brands International, Inc.	8,679,860

			8,679,860

		Household Products/ Wares: 1.9%
241,300	@,L	Jarden Corp.	7,347,585
101,600	@,L	Prestige Brands Holdings, Inc.	1,012,952
7,000		Scotts Co.	296,240

			8,656,777

		Insurance: 0.5%
20,500	@@,L	PartnerRe Ltd.	1,313,025
17,200	@@	XL Capital Ltd.	1,054,360

			2,367,385

		Internet: 0.8%
10,200	@,L	Blue Nile, Inc.	328,032
42,900	@,L	Cybersource Corp.	501,930
29,200	@	Monster Worldwide, Inc.	1,245,672
256,900	@,L	Sapient Corp.	1,361,570

			3,437,204

		Investment Companies: 0.2%
24,100		American Capital Strategies Ltd.	806,868

			806,868

		Leisure Time: 0.4%
122,100	L	Nautilus Group, Inc.	1,918,191

			1,918,191

		Lodging: 3.5%
121,700	@@	Four Seasons Hotels, Inc.	7,477,248
161,100	@@,L	Orient-Express Hotels Ltd.	6,257,124
19,300		Starwood Hotels & Resorts	1,164,562
17,100	L	Station Casinos, Inc.	1,164,168

			16,063,102

		Machinery — Diversified: 1.8%
57,400		Albany International Corp.	2,433,186
111,500		Tennant Co.	5,606,220

			8,039,406

		Media: 1.6%
178,600	L	Cablevision Systems Corp.	3,830,970
504,700	@,L	Radio One, Inc.	3,742,400

			7,573,370

		Metal Fabricate/ Hardware: 1.4%
176,300	@	Ladish Co., Inc.	6,605,961

			6,605,961

		Mining: 0.7%
215,300	@,@@, L	Apex Silver Mines Ltd.	3,240,265

			3,240,265

		Miscellaneous Manufacturing: 5.9%
149,900	L	Actuant Corp.	7,487,505
57,300		Aptargroup, Inc.	2,842,653
67,300	@	Cooper Industries Ltd.	6,253,516
69,600	@,L	ESCO Technologies, Inc.	3,720,120
23,400	@	Griffon Corp.	610,740
75,400	@,L	Jacuzzi Brands, Inc.	663,520
216,600		Leggett & Platt, Inc.	5,410,668

			26,988,722

		Oil & Gas: 3.4%
632,300	@,L	Delta Petroleum Corp.	10,831,299
31,700	@,L	Energy Partners Ltd.	600,715
58,400		Helmerich & Payne, Inc.	3,519,184
15,400	@	Plains Exploration & Production Co.	624,316
15,300	@,L	Transmeridian Exploration, Inc.	87,210

			15,662,724

		Oil & Gas Services: 1.6%
28,400		BJ Services Co.	1,058,184
114,200	@,L	Newpark Resources	702,330
116,600	@,L	Weatherford International Ltd.	5,785,692

			7,546,206

		Packaging & Containers: 0.8%
174,900		Packaging Corp. of America	3,851,298

			3,851,298

See Accompanying Notes to Financial Statements

100

PORTFOLIO OF INVESTMENTS
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Pharmaceuticals: 4.2%
51,600	@,L	Abraxis BioScience, Inc.	$1,230,144
46,200		Allergan, Inc.	4,955,412
103,200	@,L	Amylin Pharmaceuticals, Inc.	5,094,984
6,100	@,L	Atherogenics, Inc.	79,605
57,400	@,L	Endo Pharmaceuticals Holdings, Inc.	1,893,052
73,000	@,L	ImClone Systems, Inc.	2,820,720
5,000	@,L	National Medical Health Card Systems, Inc.	69,000
227,000	@,L	Pharmacyclics, Inc.	876,220
50,300	@,L	Pharmion Corp.	856,609
24,000	@,L	Rigel Pharmaceuticals, Inc.	233,520
18,700	@,L	Sepracor, Inc.	1,068,518

			19,177,784

		Real Estate Investment Trusts: 4.7%
46,500		American Financial Realty Trust	450,120
37,100		Annaly Mortgage Management, Inc.	475,251
418,500		Anthracite Capital, Inc.	5,088,960
100,600	L	General Growth Properties, Inc.	4,533,036
210,500		Gramercy Capital Corp./ New York	5,451,950
11,815		Host Marriott Corp.	258,394
36,100		LaSalle Hotel Properties	1,671,430
107,800	L	MFA Mortgage Investments, Inc.	741,664
3,900		Pan Pacific Retail Properties, Inc.	270,543
23,100		SL Green Realty Corp.	2,528,757

			21,470,105

		Retail: 2.7%
36,987	@,L	Autonation, Inc.	793,001
12,900	@	California Pizza Kitchen, Inc.	354,492
32,500	@,L	Cheesecake Factory	875,875
19,800	@,L	Citi Trends, Inc.	845,262
63,700	@	J Crew Group, Inc.	1,748,565
310,400	@,L	Restoration Hardware, Inc.	2,228,672
147,400		Stage Stores, Inc.	4,864,200
19,800	L	Williams-Sonoma, Inc.	674,190

			12,384,257

		Savings & Loans: 1.4%
113,600	@,L	Franklin Bank Corp.	2,293,584
21,400	L	Harbor Florida Bancshares, Inc.	794,796
246,400		Hudson City Bancorp, Inc.	3,284,512

			6,372,892

		Semiconductors: 8.9%
162,500	@	Altera Corp.	2,851,875
241,800	@,L	AMIS Holdings, Inc.	2,418,000
738,600	@	Applied Micro Circuits Corp.	2,016,378
293,300	@	Fairchild Semiconductor International, Inc.	5,329,261
225,700	@,L	Freescale Semiconductor, Inc.	6,545,300
307,900	@,L	International Rectifier Corp.	12,032,732
45,500		Kla-Tencor Corp.	1,891,435
207,000	@,L	ON Semiconductor Corp.	1,217,160
260,200	@,L	PMC — Sierra, Inc.	2,445,880
129,900	@,L	Teradyne, Inc.	1,809,507
111,900	L	Xilinx, Inc.	2,534,535

			41,092,063

		Software: 0.2%
86,700	@,L	Compuware Corp.	580,890
44,200	@,L	SCO Group, Inc.	181,220

			762,110

		Telecommunications: 3.5%
42,700	@,L	American Tower Corp.	1,328,824
73,800	@,L	Atheros Communications, Inc.	1,399,248
328,400	@	EMS Technologies, Inc.	5,901,348
880,900	@,L	JDS Uniphase Corp.	2,228,677
938,000	@	MDU Communications International, Inc.	862,960
262,000	@,L	Novatel Wireless, Inc.	2,719,560
187,600	@,L	Qwest Communications International, Inc.	1,517,683

			15,958,300

		Transportation: 0.2%
90,000	@,L	RailAmerica, Inc.	941,400

			941,400

		Total Common Stock (Cost $411,991,800)	458,335,262

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 28.0%
	U.S. Government Agency Obligations: 0.6%
$2,789,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$2,787,908

	Total U.S. Government Agency Obligations (Cost $2,787,908)	2,787,908

	Securities Lending CollateralCC: 27.4%
126,174,439	The Bank of New York Institutional Cash Reserves Fund	126,174,439

	Total Securities Lending Collateral (Cost $126,174,439)	126,174,439

	Total Short-Term Investments (Cost $128,962,347)	128,962,347

Total Investments In Securities (Cost $540,954,147)*	127.5%	$587,297,609
Other Assets and Liabilities-Net	(27.5)	(126,573,798)

Net Assets	100.0%	$460,723,811

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $541,111,792. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$73,182,724
Gross Unrealized Depreciation	(26,996,907)

Net Unrealized Appreciation	$46,185,817

See Accompanying Notes to Financial Statements

101

PORTFOLIO OF INVESTMENTS
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.4%
		Advertising: 1.0%
73,200	@,L	Getty Images, Inc.	$4,648,932
16,000		Omnicom Group	1,425,440

			6,074,372

		Aerospace/Defense: 1.6%
5,500	L	Rockwell Collins, Inc.	307,285
146,200		United Technologies Corp.	9,272,004

			9,579,289

		Agriculture: 1.8%
139,600		Altria Group, Inc.	10,250,828

			10,250,828

		Auto Manufacturers: 0.3%
65,100	L	General Motors Corp.	1,939,329

			1,939,329

		Banks: 2.4%
63,500		Fifth Third BanCorp	2,346,325
62,900	L	Wachovia Corp.	3,401,632
125,800		Wells Fargo & Co.	8,438,664

			14,186,621

		Beverages: 1.9%
30,100	L	Anheuser-Busch Cos., Inc.	1,372,259
53,400		Coca-Cola Co.	2,297,268
125,200		PepsiCo, Inc.	7,517,008

			11,186,535

		Biotechnology: 0.5%
14,300	@	Amgen, Inc.	932,789
176,200	@,L	Millennium Pharmaceuticals, Inc.	1,756,714

			2,689,503

		Building Materials: 1.0%
139,400	L	American Standard Co., Inc.	6,031,838

			6,031,838

		Chemicals: 1.7%
72,300		Dow Chemical Co.	2,821,869
16,000		EI Du Pont de Nemours & Co.	665,600
174,100	@,L	Huntsman Corp.	3,015,412
69,700	@@	Methanex Corp.	1,476,246
6,600	@@	Nova Chemicals Corp.	190,014
15,600	@@	Potash Corp. of Saskatchewan	1,341,132
12,500	L	Rohm & Haas Co.	626,500

			10,136,773

		Commercial Services: 0.5%
6,400	@@	Accenture Ltd.	181,248
56,500		McKesson Corp.	2,671,320

			2,852,568

		Computers: 3.8%
68,900	@,L	Affiliated Computer Services, Inc.	3,555,929
122,200	@,L	Dell, Inc.	2,982,902
41,500		Hewlett-Packard Co.	1,314,720
153,800	@,L	Sandisk Corp.	7,840,724
151,600	@,L	Seagate Technology, Inc.	3,432,224
808,800	@,L	Sun Microsystems, Inc.	3,356,520

			22,483,019

		Cosmetics/Personal Care: 0.4%
69,800		Avon Products, Inc.	2,163,800

			2,163,800

		Diversified Financial Services: 8.0%
58,300	@,L	AmeriCredit Corp.	1,627,736
21,600	L	Capital One Financial Corp.	1,845,720
144,200		Fannie Mae	6,936,020
101,400		Freddie Mac	5,780,814
7,400		Goldman Sachs Group, Inc.	1,113,182
284,260		JPMorgan Chase & Co.	11,938,920
331,900		SLM Corp.	17,564,148

			46,806,540

		Electric: 1.4%
200,500	@	AES Corp.	3,699,225
98,000	@	CMS Energy Corp.	1,268,120
24,500		Exelon Corp.	1,392,335
48,000	L	MDU Resources Group, Inc.	1,757,280

			8,116,960

		Electrical Components & Equipment: 0.5%
20,800		Emerson Electric Co.	1,743,248
17,500	@,L	Energizer Holdings, Inc.	1,024,975

			2,768,223

		Electronics: 1.5%
22,933	@	Agilent Technologies, Inc.	723,765
463,800	@,@@, L	Flextronics International Ltd.	4,925,556
75,600		Jabil Circuit, Inc.	1,935,360
33,500	@	Thermo Electron Corp.	1,214,040

			8,798,721

		Engineering & Construction: 1.7%
103,700		Fluor Corp.	9,636,841

			9,636,841

See Accompanying Notes to Financial Statements

102

PORTFOLIO OF INVESTMENTS
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Food: 2.5%
112,100		Campbell Soup Co.	$4,160,031
131,800	L	Kraft Foods, Inc.	4,072,620
143,200	L	Sara Lee Corp.	2,294,064
77,500		Sysco Corp.	2,368,400
70,600	@@	Unilever NV	1,592,030

			14,487,145

		Forest Products & Paper: 0.3%
55,600	L	International Paper Co.	1,795,880

			1,795,880

		Healthcare — Products: 1.3%
117,100		Baxter International, Inc.	4,304,596
72,700		Medtronic, Inc.	3,411,084

			7,715,680

		Healthcare — Services: 2.5%
52,000	@	DaVita, Inc.	2,584,400
31,200	@,L	Lincare Holdings, Inc.	1,180,608
25,300	@	Triad Hospitals, Inc.	1,001,374
79,200		UnitedHealth Group, Inc.	3,546,576
87,100	@	WellPoint, Inc.	6,338,267

			14,651,225

		Household Products/ Wares: 0.2%
41,100	@,L	Jarden Corp.	1,251,495

			1,251,495

		Insurance: 3.3%
28,600		Aflac, Inc.	1,325,610
79,500		American International Group, Inc.	4,694,475
59	@	Berkshire Hathaway, Inc.	5,407,881
47,200		Chubb Corp.	2,355,280
10,500		Hartford Financial Services Group, Inc.	888,300
119,200		Marsh & McLennan Cos., Inc.	3,205,288
22,300	@@,L	XL Capital Ltd.	1,366,990

			19,243,824

		Internet: 2.1%
93,600	@	eBay, Inc.	2,741,544
18,336	@	Google, Inc.	7,688,835
62,700	@,L	Yahoo!, Inc.	2,069,100

			12,499,479

		Leisure Time: 0.3%
37,700	L	Carnival Corp.	1,573,598

			1,573,598

		Lodging: 0.9%
45,300	@	Las Vegas Sands Corp.	3,527,058
28,400	L	Starwood Hotels & Resorts	1,713,656

			5,240,714

		Media: 2.6%
60,982		Cablevision Systems Corp.	1,308,064
57,300		CBS Corp. Class B	1,549,965
100,400		Clear Channel Communications, Inc.	3,107,380
53,000	@,L	Comcast Corp.	1,735,220
63,850	L	Time Warner, Inc.	1,104,605
33,400	@	Viacom, Inc. Class B	1,197,056
165,700	L	Walt Disney Co.	4,971,000

			14,973,290

		Mining: 2.0%
217,500		Alcoa, Inc.	7,038,300
83,900	@@	Barrick Gold Corp.	2,483,440
42,700		Newmont Mining Corp.	2,260,111

			11,781,851

		Miscellaneous Manufacturing: 5.7%
25,500	@	Cooper Industries Ltd.	2,369,460
88,100		Danaher Corp.	5,666,592
513,800		General Electric Co.	16,934,848
105,200		Illinois Tool Works, Inc.	4,997,000
80,200	L	Leggett & Platt, Inc.	2,003,396
17,500	@@	Siemens AG ADR	1,519,350

			33,490,646

		Oil & Gas: 4.0%
42,800		Anadarko Petroleum Corp.	2,041,132
49,432		ChevronTexaco Corp.	3,067,750
62,100		Exxon Mobil Corp.	3,809,835
35,900	@,L	Plains Exploration & Production Co.	1,455,386
146,900	@@	Royal Dutch Shell PLC ADR Class A	9,839,362
26,053	@@,L	Royal Dutch Shell PLC ADR Class B	1,820,323
14,300	@,L	Transocean, Inc.	1,148,576

			23,182,364

		Oil & Gas Services: 3.6%
41,200	L	Baker Hughes, Inc.	3,372,220
57,900		BJ Services Co.	2,157,354
33,200		Halliburton Co.	2,463,772
122,000		Schlumberger Ltd.	7,943,420
103,600	@,L	Weatherford International Ltd.	5,140,632

			21,077,398

		Pharmaceuticals: 10.2%
76,900		Allergan, Inc.	8,248,294
269,800	@@,L	AstraZeneca PLC ADR	16,139,436
22,900		Eli Lilly & Co.	1,265,683
39,400	@	Endo Pharmaceuticals Holdings, Inc.	1,299,412
385,400	@	Forest Laboratories, Inc.	14,911,126
86,800	@,L	ImClone Systems, Inc.	3,353,952
76,600	@	Medco Health Solutions, Inc.	4,387,648
119,600		Pfizer, Inc.	2,807,012
37,100	@,L	Sepracor, Inc.	2,119,894
158,700	@@,L	Teva Pharmaceutical Industries Ltd. ADR	5,013,333

			59,545,790

		Pipelines: 0.4%
26,057	L	Kinder Morgan, Inc.	2,602,834

			2,602,834

		Real Estate Investment Trusts: 0.2%
18,100	L	General Growth Properties, Inc.	815,586
17,386		Host Marriott Corp.	380,232

			1,195,818

		Retail: 4.4%
33,300	@,L	Cheesecake Factory	897,435
122,000	@,L	Dollar Tree Stores, Inc.	3,233,000
25,800		Home Depot, Inc.	923,382
204,200		Lowe’s Cos., Inc.	12,388,814
36,500		McDonald’s Corp.	1,226,400
111,700		Target Corp.	5,458,779
37,700	L	Williams-Sonoma, Inc.	1,283,685

			25,411,495

See Accompanying Notes to Financial Statements

103

PORTFOLIO OF INVESTMENTS
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Savings & Loans: 3.0%
37,400		Golden West Financial Corp.	$2,775,080
283,500		Hudson City Bancorp, Inc.	3,779,055
236,600	L	Washington Mutual, Inc.	10,784,228

			17,338,363

		Semiconductors: 8.6%
379,700	@,L	Altera Corp.	6,663,735
446,200		Applied Materials, Inc.	7,264,136
55,600	@,@@, L	ASML Holding NV	1,124,232
231,900	@,@@, L	ATI Technologies, Inc.	3,385,740
107,500	@,L	Fairchild Semiconductor International, Inc.	1,953,275
93,500	@	Freescale Semiconductor, Inc.	2,711,500
477,700		Intel Corp.	9,052,415
135,400	@,L	International Rectifier Corp.	5,291,432
151,100		Kla-Tencor Corp.	6,281,227
61,200	L	Linear Technology Corp.	2,049,588
201,000	L	Xilinx, Inc.	4,552,650

			50,329,930

		Software: 3.7%
33,200		Automatic Data Processing, Inc.	1,505,620
164,500	@,L	Compuware Corp.	1,102,150
594,600		Microsoft Corp.	13,854,180
93,700	@@,L	SAP AG ADR	4,921,124

			21,383,074

		Telecommunications: 5.4%
38,100	@,L	American Tower Corp.	1,185,672
48,900	L	AT&T, Inc.	1,363,821
572,300	@	Cisco Systems, Inc.	11,177,019
181,500	@	Corning, Inc.	4,390,485
25,300		Qualcomm, Inc.	1,013,771
218,400	@,L	Qwest Communications International, Inc.	1,766,856
336,250		Sprint Corp. — FON Group	6,721,638
113,700		Verizon Communications, Inc.	3,807,812

			31,427,074

		Transportation: 1.2%
86,200		United Parcel Service, Inc.	7,096,846

			7,096,846

		Total Common Stock (Cost $495,846,775)	574,997,573

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 22.2%
	U.S. Government Agency Obligations: 1.4%
$8,035,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$8,031,853

	Total U.S. Government Agency Obligations (Cost $8,031,853)	8,031,853

	Securities Lending CollateralCC: 20.8%
121,587,880	The Bank of New York Institutional Cash Reserves Fund	121,587,880

	Total Securities Lending Collateral (Cost $121,587,880)	121,587,880

	Total Short-Term Investments (Cost $129,619,733)	129,619,733

Total Investments In Securities (Cost $625,466,508)*	120.6%	$704,617,306
Other Assets and Liabilities-Net	(20.6)	(120,279,411)

Net Assets	100.0%	$584,337,895

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $627,222,315. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$97,912,315
Gross Unrealized Depreciation	(20,517,324)

Net Unrealized Appreciation	$77,394,991

See Accompanying Notes to Financial Statements

104

PORTFOLIO OF INVESTMENTS
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 89.4%
		Advertising: 0.6%
14,000	@,@@	Clear Media Ltd.	$16,224
100	@,L	Getty Images, Inc.	6,351
102,400	@,L	Interpublic Group of Cos., Inc.	855,040
43,600		Omnicom Group	3,884,324
5,100	@@	Trader Classified Media NV	70,839

			4,832,778

		Aerospace/Defense: 0.9%
18,300	@,L	Alliant Techsystems, Inc.	1,397,205
121,000	@@	CAE, Inc.	921,347
99,717	@,L	Esterline Technologies Corp.	4,147,230

			6,465,782

		Agriculture: 0.1%
26,100		Archer-Daniels-Midland Co.	1,077,408

			1,077,408

		Airlines: 1.2%
100,900	@,@@	ACE Aviation Holdings, Inc.	2,815,583
153,656	@	Alaska Air Group, Inc.	6,057,120

			8,872,703

		Apparel: 0.8%
379,000	@@	Asics Corp.	3,871,485
10,928	@,L	Deckers Outdoor Corp.	421,384
397,500	@@	Ports Design Ltd.	640,967
32	@,L	Quiksilver, Inc.	390
124,294	@@	Ted Baker PLC	1,152,142
72,700	@@	Yue Yuen Industrial Holdings	200,074

			6,286,442

		Auto Manufacturers: 0.3%
6,720	@@	Hyundai Motor Co.	570,431
55,838	@@	Maruti Udyog Ltd.	967,163
31,900	@@	Tata Motors Ltd.	551,523

			2,089,117

		Auto Parts & Equipment: 0.5%
7,705,000	@@	Geely Automobile Holdings Ltd.	967,357
206,464	@,L	IMPCO Technologies, Inc.	2,202,971
370,000	@@	New Focus Auto Tech Holdings Ltd.	116,042
28,000	@@	Showa Corp.	467,864

			3,754,234

		Banks: 2.9%
206,151	@@	Allahabad Bank	286,596
17,300	@@	Banco Itau Holding Financeira SA ADR	504,468
250,000	@,@@	Banco Pastor SA	3,277,567
94,700		Bank of America Corp.	4,555,070
184,516	@@	Bank of Baroda	799,404
266,000	@@	Bank of Fukuoka Ltd.	2,023,586
1,530,101	@@	Bank Of Maharashtra	673,059
72,867	L	Boston Private Financial Holdings, Inc.	2,032,989
15	@@	Capitalia S.p.A.	123
30,300		Colonial BancGroup, Inc.	778,104
1,325,800	@,@@	Dena Bank	748,639
6,200	@@,L	HDFC Bank Ltd. ADR	338,210
204,000	@@	Hiroshima Bank Ltd.	1,242,212
9,700	@@,L	ICICI Bank Ltd. ADR	229,405
151,000	@@	Juroku Bank Ltd.	881,072
105,000	@@	Keiyo Bank Ltd.	593,196
4,300	L	PrivateBancorp, Inc.	178,063
76,774	@@	State Bank of India Ltd.	1,214,834
106,000	@@	Sumitomo Trust & Banking Co., Ltd.	1,160,501
336,020	@,@@	UCO Bank Ltd.	123,717
5,500	@@	Uniao de Bancos Brasileiros SA ADR	365,145

			22,005,960

		Beverages: 0.1%
3,300	@@	Fomento Economico Mexicano SA de CV ADR	276,276
103	@,L	Green Mountain Coffee Roasters, Inc.	4,138
38,000	@@	Grupo Modelo SA	145,249
5,185	@,L	Jones Soda Co.	46,665

			472,328

		Biotechnology: 1.8%
53	@,L	Affymetrix, Inc.	1,357
165,352	@	Harvard Bioscience, Inc.	735,816
53,870	@,L	Invitrogen Corp.	3,559,191
44,100	@,L	Millipore Corp.	2,777,859
71	@,L	Myriad Genetics, Inc.	1,793
418,000	@,@@, L	Qiagen NV	5,734,960
25,900	@,L	Sirna Therapeutics, Inc.	147,630
72,233	L	Stratagene Corp.	445,678

			13,404,284

		Building Materials: 0.0%
52		Simpson Manufacturing Co., Inc.	1,875

			1,875

		Chemicals: 2.6%
189,291	L	Airgas, Inc.	7,051,090
30,000		Albemarle Corp.	1,436,400
40,416	@@	Asian Paints Ltd.	524,118
153,000		Ecolab, Inc.	6,208,740
6,500	@@	Nitto Denko Corp.	463,090
27,200		Praxair, Inc.	1,468,800
196,000	@@	Tokuyama Corp.	2,916,455
5,800		Valhi, Inc.	142,390

			20,211,083

See Accompanying Notes to Financial Statements

105

PORTFOLIO OF INVESTMENTS
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Coal: 1.7%
2,900	@,L	Alpha Natural Resources, Inc.	$56,898
132,200	L	Arch Coal, Inc.	5,601,314
141,804	L	Consol Energy, Inc.	6,625,083
119,400	@,L	International Coal Group, Inc.	868,745

			13,152,040

		Commercial Services: 1.4%
19	@	Bright Horizons Family Solutions, Inc.	716
16,300		Chemed Corp.	888,839
34,700		Equifax, Inc.	1,191,598
750	@@	Fullcast Co., Ltd.	2,555,658
19,500	@,@@	Icon PLC ADR	1,078,350
56,900	@@	Intertek Group PLC	735,377
65,672	@	Parexel International Corp.	1,894,637
5,800	@,L	Quanta Services, Inc.	100,514
48,000	@@	Raffles Education Corp., Ltd.	73,700
26,500	@@	Randstad Holdings NV	1,552,729
9	@,@@	SGS SA	8,542
3,700		Startek, Inc.	55,315
30,076	@,L	Vistaprint Ltd.	804,232

			10,940,207

		Computers: 1.3%
75,849	@	Apple Computer, Inc.	4,332,495
17,100	@	Cognizant Technology Solutions Corp.	1,152,027
42,700	@,L	Manhattan Associates, Inc.	866,383
660,500	@@	Northgate Information Solutions PLC	945,043
89,200	@@	Oberthur Card Systems SA	668,310
7	@	Sandisk Corp.	357
69,200	@,L	Seagate Technology, Inc.	1,566,688
1,200	@,@@	Xyratex Ltd.	31,740

			9,563,043

		Cosmetics/Personal Care: 0.3%
30,700		Avon Products, Inc.	951,700
6,400	@@,#	Kalina ADR	236,800
111	@@	Kose Corp.	3,495
41,900	@@,L	Shiseido Co., Ltd. ADR	822,862

			2,014,857

		Distribution/Wholesale: 0.9%
122,601		CDW Corp.	6,700,145

			6,700,145

		Diversified Financial Services: 2.0%
25,000	L	Advanta Corp. Class B	898,750
13,800		Advanta Corp. Class A	452,502
17,800		AG Edwards, Inc.	984,696
97,400		AllianceBernstein Holding LP	5,955,036
60,600		Ameriprise Financial, Inc.	2,707,002
90,900	@@	Azimut Holding S.p.A.	946,513
400	L	Blackrock, Inc./New York	55,668
4,232	L	CapitalSource, Inc.	99,283
25,000	@	IntercontinentalExchange, Inc.	1,448,500
35,390	@@	Korea Investment Holdings Co., Ltd.	1,152,291
22,300	@@	TSX Group, Inc.	894,956

			15,595,197

		Electric: 0.8%
304,501	@	AES Corp.	5,012,883
22,500	L	Black Hills Corp.	772,425

			5,785,308

		Electrical Components & Equipment: 0.2%
9,030	@@	LG Electronics, Inc.	547,239
33,000		Molex, Inc.	1,107,810
79,700	@	Solar Integrated Technology	138,539

			1,793,588

		Electronics: 4.6%
43,800	@	Agilent Technologies, Inc.	1,382,328
61,000		Badger Meter, Inc.	1,647,000
4,200	@,L	Cymer, Inc.	195,132
774,792	@@	HON HAI Precision Industry Co., Ltd.	4,783,644
14,500	@@	Ibiden Co., Ltd.	697,742
9,200	@,L	Itron, Inc.	545,192
202,000	@	Kemet Corp.	1,862,440
2,000	@@	Keyence Corp.	510,317
104,600	@,@@	Mettler Toledo International, Inc.	6,335,622
692		Symbol Technologies, Inc.	7,467
316,800	@	Thermo Electron Corp.	11,480,832
293,000	@,L	Vishay Intertechnology, Inc.	4,608,890
32,600	@	Waters Corp.	1,447,440

			35,504,046

		Energy — Alternate Sources: 0.2%
28,000	@@	Solarworld AG	1,756,732

			1,756,732

		Engineering & Construction: 0.8%
5,160	@@	Daelim Industrial Co.	323,499
16,100	L	Fluor Corp.	1,496,173
5,250	@@	GS Engineering & Construction Corp.	339,050
51	@,L	Insituform Technologies, Inc.	1,167
16,700		Jacobs Engineering Group, Inc.	1,329,988
562,600	@@	Multiplex Group	1,365,942
36,100	@	Shaw Group, Inc.	1,003,580
38,000	@@	Taihei Dengyo Kaisha Ltd.	262,142

			6,121,541

		Environmental Control: 0.1%
5,100		American Ecology Corp.	135,150
650,000	@@	Bio-Treat Technology Ltd.	440,737
149,000	@@	Hyflux Ltd.	221,930
1	@	Stericycle, Inc.	65
12,090	@@	Woongjin Coway Co., Ltd.	264,781

			1,062,663

		Food: 1.8%
6	@,@@	Barry Callebaut AG	2,532
8,600	@@	Daikokutenbussan Co., Ltd.	214,308
50,880	@@	Groupe Danone	6,460,868
8,600	@@	Groupe Danone ADR	229,362
2,577,400	@@	Heng Tai Consumables Group Ltd.	309,498
1,600	@@	Iaws Group PLC	27,883
2,978,500	@@	Indofood Sukses Makmur Tbk PT	283,168
80	@@	Lindt & Spruengli AG	1,672,097
23,200		McCormick & Co., Inc.	778,360
35,300	@@	Metro AG	1,999,705
522		Seaboard Corp.	668,160
162,000	@@	Tingyi Cayman Islands Holding Corp.	99,139
40,300	@@	Valor Co., Ltd.	735,537
5,600	@@,#, L	Wimm-Bill-Dann Foods ADR	219,240

			13,699,857

See Accompanying Notes to Financial Statements

106

PORTFOLIO OF INVESTMENTS
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Forest Products & Paper: 0.4%
600	@,@@	International Forest Products	$3,762
1,332,000	@@	Lee & Man Paper Manufacturing Ltd.	1,949,926
267,300	@,@@	Sino-Forest Corp.	1,376,848

			3,330,536

		Gas: 0.3%
25,900		AGL Resources, Inc.	987,308
1,554,000	@@	Xinao Gas Holdings Ltd.	1,480,091

			2,467,399

		Hand/Machine Tools: 0.2%
27,500	@@,L	Nidec Corp. ADR	496,100
27,500	L	Stanley Works	1,298,550

			1,794,650

		Healthcare — Products: 2.6%
25,630	L	Beckman Coulter, Inc.	1,423,747
22,600	@,L	Biolase Technology, Inc.	189,840
24,200		CR Bard, Inc.	1,772,892
24,900	@,L	Edwards Lifesciences Corp.	1,131,207
9,750	@,L	Endocare, Inc.	24,375
68,700	@,L	Haemonetics Corp.	3,195,237
3,992,000	@@	Hengan International Group Co., Ltd.	6,506,722
3,200	@,L	Idexx Laboratories, Inc.	240,416
74,600		Johnson & Johnson	4,470,032
3,200	@,L	Luminex Corp.	55,648
37,300	L	Oakley, Inc.	628,505
800	@,L	PSS World Medical, Inc.	14,120
100	@	St. Jude Medical, Inc.	3,242
6	@@	Synthes, Inc.	722
80	@	Ventana Medical Systems	3,774

			19,660,479

		Healthcare — Services: 1.5%
42,800		Aetna, Inc.	1,709,004
67,000	@,L	Covance, Inc.	4,101,740
10,000	@,@@	Diagnosticos da America SA	192,483
37,900	@	Humana, Inc.	2,035,230
179,200	@	Res-Care, Inc.	3,584,000

			11,622,457

		Holding Companies — Diversified: 0.1%
30	@,@@	MAX India Ltd.	515
233,000	@@	NWS Holdings Ltd.	405,019

			405,534

		Home Builders: 0.2%
10,000	@	National RV Holdings, Inc.	54,100
87,000	@@	Sekisui House Ltd.	1,193,863
100	@,L	Toll Brothers, Inc.	2,557

			1,250,520

		Home Furnishings: 0.3%
24	@@	Alba PLC	92
55,100	L	American Woodmark Corp.	1,930,704
54,900	@@	Lewis Group Ltd.	353,324

			2,284,120

		Insurance: 5.1%
47,900	@@	Admiral Group PLC	549,340
149,178		Aflac, Inc.	6,914,400
141,800		American International Group, Inc.	8,373,290
197,300		Assurant, Inc.	9,549,320
2,000	@@,L	Everest Re Group Ltd.	173,140
50	L	MBIA, Inc.	2,928
121,600	@@	Milano Assicurazioni S.p.A.	888,549
40,500	L	Ohio Casualty Corp.	1,204,065
99,900		Old Republic International Corp.	2,134,863
423,500	@@	Ping An Insurance Group Co. of China Ltd.	1,289,946
117,500	L	Progressive Corp.	3,020,925
42,100	L	Protective Life Corp.	1,962,702
3,600		Radian Group, Inc.	222,408
1,058	@,L	Universal American Financial Corp.	13,913
206,443	@,L	USI Holdings Corp.	2,768,401

			39,068,190

		Internet: 1.7%
825	@	Alloy, Inc.	8,654
89	@,L	aQuantive, Inc.	2,254
605,544	@	Art Technology Group, Inc.	1,804,521
8,200	@	EDGAR Online, Inc.	38,540
62,797	@	Emdeon Corp.	779,311
236,728	@,L	Harris Interactive, Inc.	1,349,350
15,700	@	Monster Worldwide, Inc.	669,762
1,381	@,@@	NHN Corp.	478,950
153,822	@	RealNetworks, Inc.	1,645,895
209,000	@@	Tencent Holdings Ltd.	439,509
75,915	@,L	Trizetto Group	1,122,783
28,000	@,L	Valueclick, Inc.	429,800
43,200	@,L	VeriSign, Inc.	1,000,944
85,717	@,L	WebEx Communications, Inc.	3,046,382
764	@@	Yahoo! Japan Corp.	404,897

			13,221,552

		Iron/Steel: 1.1%
102,100	@,L	AK Steel Holding Corp.	1,412,043
18,600		Nucor Corp.	1,009,050
84,300		United States Steel Corp.	5,911,116

			8,332,209

		Leisure Time: 0.3%
499,200	@@	Fu Sheng Industrial Co., Ltd.	482,365
61,000	@@	Giant Manufacturing Co., Ltd.	98,845
8,500		Harley-Davidson, Inc.	466,565
27,500	@@	Trigano SA	1,458,829

			2,506,604

		Machinery — Construction & Mining: 0.0%
7	@	Terex Corp.	691

			691

		Machinery — Diversified: 4.4%
437,738	@,L	AGCO Corp.	11,521,264
18,300	@,@@	Deutz AG	142,356
75,000	@,L	Flowserve Corp.	4,267,500
36,600		Graco, Inc.	1,682,868
23,300	@@	Heidelberger Druckmaschinen	1,067,227
200	@@	Krones AG	25,081
13,100	@@	MAN AG	948,136
1,311,000	@@	MMI Holding Ltd.	592,588
171,522		Rockwell Automation, Inc.	12,351,299
35,500		Wabtec Corp.	1,327,700

			33,926,019

		Media: 0.2%
42,300	@@	Astral Media, Inc.	1,321,709
100	@,@@	Modern Times Group AB Class B Shares	5,256
100	@,@@	Modern Times Group AB	342
21,500	@	Salem Communications Corp.	279,715

			1,607,022

		Metal Fabricate/Hardware: 0.2%
160,000	@@	Unisteel Technology Ltd.	185,431
32,500		Valmont Industries, Inc.	1,510,925

			1,696,356

See Accompanying Notes to Financial Statements

107

PORTFOLIO OF INVESTMENTS
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Mining: 8.6%
180,100	@@,L	Agnico-Eagle Mines Ltd.	$5,961,246
9,000	L	Amcol International Corp.	237,150
14,000	@@	Barrick Gold Corp.	414,400
19,000	@,@@	Bema Gold Corp.	94,804
162,100	@@	Boliden AB	2,980,658
16,000	@@	Cameco Corp.	637,391
124,746	@,L	Century Aluminum Co.	4,452,185
33,100	@@	Cia de Minas Buenaventura SA ADR	902,968
16,900	@@	Eldorado Gold Corp.	82,055
543,500	@,@@, #	Equinox Minerals Ltd.	632,939
141,700	L	Freeport-McMoRan Copper & Gold, Inc.	7,851,597
80,300	@,@@	Harmony Gold Mining Co., Ltd.	1,296,283
265,600	@,@@	High River Gold Mines Ltd.	547,236
111,200	@,@@	HudBay Minerals, Inc.	1,414,530
103,000	@@	Iamgold Corp.	915,310
878,600	@,@@, L	Kinross Gold Corp.	9,575,692
441,200		Newmont Mining Corp.	23,352,716
19,200		Phelps Dodge Corp.	1,577,472
1,500		Royal Gold, Inc.	41,730
36,500	@@,#	Teck Cominco Ltd.	1,914,057
155,500	@@	Zinifex Ltd.	1,166,031

			66,048,450

		Miscellaneous Manufacturing: 2.8%
27,766	@,L	Ceradyne, Inc.	1,374,139
23,700		Crane Co.	985,920
33,300		Dover Corp.	1,646,019
108,600		General Electric Co.	3,579,456
146,600		Harsco Corp.	11,428,936
61,200		Leggett & Platt, Inc.	1,528,776
9,600		Roper Industries, Inc.	448,800

			20,992,046

		Oil & Gas: 8.3%
43,800	@@	Canadian Natural Resources Ltd.	2,421,693
12,420	@,L	Clayton Williams Energy, Inc.	428,987
48,100	@,L	Energy Partners Ltd.	911,495
39,100	L	ENSCO International, Inc.	1,799,382
54,100	@	Forest Oil Corp.	1,793,956
131,100	@,L	Global Santa Fe Corp.	7,571,025
227,200	L	Hess Corp.	12,007,520
1,275		Hugoton Royalty Trust	37,868
5	@@	JKX Oil & Gas PLC	36
264,200	L	Noble Corp.	19,661,764
561,385	@,L	Parker Drilling Co.	4,030,744
76,300	@	Pride International, Inc.	2,382,849
14,400	@	Southwestern Energy Co.	448,704
45,700		Tesoro Petroleum Corp.	3,398,252
23,800	L	Todco	972,230
55,800	@,L	Transocean, Inc.	4,481,856
16,080		Valero Energy Corp.	1,069,642

			63,418,003

		Oil & Gas Services: 6.8%
36,500		BJ Services Co.	1,359,990
43,900	@	Cameron International Corp.	2,097,103
1,400	@,@@	Compagnie Generale de Geophysique SA	240,202
121,400	@	CORE LABORATORIES N.V	7,410,256
97,900	@,L	FMC Technologies, Inc.	6,604,334
305,800	@,L	Global Industries Ltd.	5,106,860
150,200	@	Grant Prideco, Inc.	6,721,450
4,400		Gulf Island Fabrication, Inc.	88,176
349,100	@@	Pason Systems, Inc.	5,113,128
56,400	L	Smith International, Inc.	2,508,108
171,900	@	Superior Energy Services	5,827,410
62,000	@,L	Veritas DGC, Inc.	3,197,960
110,434	@	Weatherford International Ltd.	5,479,735

			51,754,712

		Packaging & Containers: 0.2%
58,800	@,L	Crown Holdings, Inc.	915,516
38,400	@	Pactiv Corp.	950,400

			1,865,916

		Pharmaceuticals: 2.0%
14,492		Allergan, Inc.	1,554,412
31,000	@,L	Alnylam Pharmaceuticals, Inc.	467,480
41,800	@,L	BioMarin Pharmaceuticals, Inc.	600,666
20,945		Caremark Rx, Inc.	1,044,527
6,200	@@,L	Dr. Reddy’s Laboratories Ltd. ADR	171,740
192,800	@,L	NBTY, Inc.	4,609,848
80,300	@,L	New River Pharmaceuticals, Inc.	2,288,550
19,400	L	Omnicare, Inc.	919,948
9	@	Ranbaxy Laboratories Ltd. GDR	71
25,700	@,L	Theravance, Inc.	588,016
56,200	@,L	VCA Antech, Inc.	1,794,466
167,006	@,L	Viropharma, Inc.	1,439,592

			15,479,316

		Real Estate: 1.4%
43,700	@@	Aeon Mall Co., Ltd.	1,844,160
25,700	@@	British Land Co. PLC	599,418
213,000	@@	CapitaLand Ltd.	607,783
11,300	@@	Daito Trust Construction Co., Ltd.	626,869
21,200	@@	Derwent Valley Holdings PLC	613,983
15,010	@@	Goldcrest Co., Ltd.	737,339
158,000	@@	Hopewell Holdings	445,842
809,028	@@	Kerry Properties Ltd.	2,763,518
30,000	@@	Mitsubishi Estate Co., Ltd.	638,441
5,000	@@	Mitsui Fudosan Co., Ltd.	108,664
34,300	@@	Nihon Eslead Corp.	968,548
60	@@	NTT Urban Development Corp.	469,742
34,000	@@	Shun TAK Holdings Ltd.	44,536
900		WP Carey & Co. LLC	22,788

			10,491,631

		Real Estate Investment Trusts: 0.6%
67,200	L	Equity Residential	3,005,856
3,500	@@	Unibail	609,790
20,900		Weingarten Realty Investors	800,052

			4,415,698

		Retail: 4.0%
10,300		Abercrombie & Fitch Co.	570,929
46,300	@	Asbury Automotive Group, Inc.	969,522
27,100	@@	ASKUL Corp.	603,747
5,700		Best Buy Co., Inc.	312,588
52,300	@,L	Build-A-Bear Workshop, Inc.	1,124,973
38,168	@	Charming Shoppes	429,008
50,700		Circuit City Stores, Inc.	1,380,054
1,650	@,L	dELIA*s, Inc.	13,332
731,000	@@	Dixons Group PLC	2,578,942
8,300	@,L	DSW, Inc.	302,286
39,900	@@	Ellerine Holdings Ltd.	363,392
2,000	@,L	GameStop Corp. Class A	84,000
66,600	@	GameStop Corp. Class B	2,281,050
39,300	@@	Inditex SA	1,656,814
91,320	@@	Jumbo SA	1,143,392
52,900	@@	Komeri Co., Ltd.	1,676,860
258,500	@@	Lifestyle International Holdings Ltd.	472,471
18,500	@@	Lojas Renner SA	982,271

See Accompanying Notes to Financial Statements

108

PORTFOLIO OF INVESTMENTS
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Retail (continued)
160,500	@@	Mitra Adiperkasa Tbk PT	$14,398
24,800	@@	Nitori Co., Ltd.	1,206,933
104,900		Nordstrom, Inc.	3,828,850
8,100	@@	Plant Co., Ltd.	43,869
18	L	Ross Stores, Inc.	505
10,700	@@	Ryohin Keikaku Co., Ltd.	879,804
144,224	@,L	Sonic Corp.	2,998,417
41,900	@@	St Marc Holdings Co., Ltd.	2,895,879
27,700		Tiffany & Co.	914,654
22,400	L	United Auto Group, Inc.	478,240
6,800	@@	Yamada Denki Co., Ltd.	692,820

			30,900,000

		Semiconductors: 2.3%
32,900	@	Advanced Micro Devices, Inc.	803,418
63,500	@,L	Altera Corp.	1,114,425
12,300		Analog Devices, Inc.	395,322
188,900	@,@@	ASML Holding NV	3,819,558
80,800	@	MEMC Electronic Materials, Inc.	3,030,000
800	@,@@	Saifun Semiconductors Ltd.	22,920
48,000	@,L	Teradyne, Inc.	668,640
44,600		Texas Instruments, Inc.	1,350,934
136,950	@,L	Veeco Instruments, Inc.	3,264,888
132,462	@,L	Zoran Corp.	3,224,125

			17,694,230

		Software: 1.7%
9,100	@,@@, L	Cognos, Inc.	256,052
71,500	@,@@	Cognos, Inc. Common Shares	2,034,175
65,736	@,L	Eclipsys Corp.	1,193,766
8	@@	Financial Technologies India Ltd.	209
224,900		IMS Health, Inc.	5,864,040
4,400	@	Informatica Corp.	57,904
5,075	@@	Infosys Technologies Ltd.	339,569
5,400	@@,L	Infosys Technologies Ltd. ADR	412,614
57,130	@,L	Open Solutions, Inc.	1,520,229
28,800	@,L	PLATO Learning, Inc.	179,136
17,016	L	Quality Systems, Inc.	626,529
8,600	@,@@	Tele Atlas NV	181,015
43,847	@,@@	Temenos Group AG	402,446
100	@	THQ, Inc.	2,160

			13,069,844

		Telecommunications: 3.0%
48,500		Adtran, Inc.	1,087,855
27,800	@@	America Movil SA de CV ADR	924,628
151,800	L	AT&T, Inc.	4,233,702
157,800	@,L	Avaya, Inc.	1,802,076
7,900		Black Box Corp.	302,807
46,000	@@	D-Link Corp.	50,132
42,700		Harris Corp.	1,772,477
138,100	@,L	Hypercom Corp.	1,291,235
14	@,L	NII Holdings, Inc.	789
24	@,@@	Option NV	575
91,200		Qualcomm, Inc.	3,654,384
620,500	@,L	Qwest Communications International, Inc.	5,019,845
138,900	@	Tellabs, Inc.	1,848,759
48,549		USA Mobility, Inc.	805,913
124,000	@@	Zyxel Communications Corp.	203,174

			22,998,351

		Textiles: 0.4%
64,274		Cintas Corp.	2,555,534
29,500	@@	Kuraray Co., Ltd.	330,200

			2,885,734

		Transportation: 0.3%
1,400	@,@@	Golar LNG Ltd.	18,662
10	@@	Hanjin Shipping	239
128	@	HUB Group, Inc.	3,140
41,500	L	JB Hunt Transport Services, Inc.	1,033,765
900	@,@@	Sea Containers Ltd.	4,293
76,700	@@,L	Ship Finance International Ltd.	1,327,677

			2,387,776

		Trucking & Leasing: 0.4%
66,400		GATX Corp.	2,822,000

			2,822,000

		Venture Capital: 0.1%
7,700	@@	Jafco Co., Ltd.	463,233

			463,233

		Total Common Stock (Cost $634,239,747)	684,024,496

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 19.2%
	Securities Lending CollateralCC: 19.2%
$147,320,462	The Bank of New York Institutional Cash Reserves Fund	$147,320,462

	Total Short-Term Investments (Cost $147,320,462)	147,320,462

Total Investments In Securities (Cost $781,560,209)*	108.6%	$831,344,958
Other Assets and Liabilities-Net	(8.6)	(65,763,111)

Net Assets	100.0%	$765,581,847

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $785,026,753. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$65,839,525
Gross Unrealized Depreciation	(19,521,320)

Net Unrealized Appreciation	$46,318,205

See Accompanying Notes to Financial Statements

109

PORTFOLIO OF INVESTMENTS
ING FMRSM EARNINGS GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 98.0%
		Agriculture: 2.3%
214,300		Altria Group, Inc.	$15,736,049

			15,736,049

		Airlines: 3.4%
757,500	@	AMR Corp.	19,255,650
197,300		Southwest Airlines Co.	3,229,801

			22,485,451

		Banks: 1.3%
111,000		Bank of America Corp.	5,339,100
50,000		Wells Fargo & Co.	3,354,000

			8,693,100

		Beverages: 1.7%
184,500		Coca-Cola Enterprises, Inc.	3,758,265
14,400	@	Hansen Natural Corp.	2,741,328
84,100		PepsiCo, Inc.	5,049,364

			11,548,957

		Biotechnology: 2.9%
23,900	@	Amgen, Inc.	1,558,997
155,000	@	Biogen Idec, Inc.	7,181,150
131,600	@	Genentech, Inc.	10,764,880

			19,505,027

		Computers: 14.2%
415,100	@	Apple Computer, Inc.	23,710,512
563,700		Hewlett-Packard Co.	17,858,016
411,100	@	Komag, Inc.	18,984,598
683,300	@	Seagate Technology, Inc.	15,469,912
971,600	@	Western Digital Corp.	19,247,396

			95,270,434

		Cosmetics/Personal Care: 0.3%
37,600		Procter & Gamble Co.	2,090,560

			2,090,560

		Distribution/ Wholesale: 0.4%
88,600		Building Materials Holding Corp.	2,469,282

			2,469,282

		Diversified Financial Services: 2.2%
18,400		Chicago Mercantile Exchange	9,037,160
383,600		TD Ameritrade Holding Corp.	5,681,116

			14,718,276

		Electric: 0.9%
76,100	@	AES Corp.	1,404,045
76,200		TXU Corp.	4,555,998

			5,960,043

		Electrical Components & Equipment: 1.0%
178,214	@	Energy Conversion Devices, Inc.	6,492,336

			6,492,336

		Electronics: 2.4%
350,800	@	Cymer, Inc.	16,298,168

			16,298,168

		Entertainment: 1.3%
124,416	@	Penn National Gaming, Inc.	4,824,852
129,800	@	Pinnacle Entertainment, Inc.	3,978,370

			8,803,222

		Food: 2.2%
220,900		General Mills, Inc.	11,411,694
2,514		Seaboard Corp.	3,217,920

			14,629,614

		Healthcare — Products: 2.3%
152,900		Johnson & Johnson	9,161,768
143,900		Stryker Corp.	6,059,629

			15,221,397

		Healthcare — Services: 5.3%
491,800		Aetna, Inc.	19,637,574
73,600	@	Humana, Inc.	3,952,320
269,100		UnitedHealth Group, Inc.	12,050,298

			35,640,192

		Home Builders: 5.5%
475,900		DR Horton, Inc.	11,335,938
159,400		KB Home	7,308,490
191,400		Lennar Corp.	8,492,418
217,000		Ryland Group, Inc.	9,454,690

			36,591,536

		Insurance: 5.3%
85,500		Chubb Corp.	4,266,450
80,700		Cigna Corp.	7,949,757
261,800		Fidelity National Financial, Inc.	10,197,110
45,000		Prudential Financial, Inc.	3,496,500
154,600		Radian Group, Inc.	9,551,188

			35,461,005

		Internet: 0.4%
6,300	@	Google, Inc.	2,641,779

			2,641,779

		Iron/ Steel: 2.1%
205,900		Allegheny Technologies, Inc.	14,256,516

			14,256,516

See Accompanying Notes to Financial Statements

110

PORTFOLIO OF INVESTMENTS
ING FMRSM EARNINGS GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Machinery — Construction & Mining: 4.7%
89,600		Caterpillar, Inc.	$6,673,408
277,400		JLG Industries, Inc.	6,241,500
358,780		Joy Global, Inc.	18,688,850

			31,603,758

		Machinery — Diversified: 2.6%
386,300		Manitowoc Co.	17,190,350

			17,190,350

		Mining: 1.6%
305,044	@	Titanium Metals Corp.	10,487,413

			10,487,413

		Miscellaneous Manufacturing: 1.3%
97,000	@	Ceradyne, Inc.	4,800,530
124,900		General Electric Co.	4,116,704

			8,917,234

		Oil & Gas: 4.4%
89,200		Devon Energy Corp.	5,388,572
111,000		EOG Resources, Inc.	7,696,740
222,400		Exxon Mobil Corp.	13,644,240
23,200		Sunoco, Inc.	1,607,528
12,200		Valero Energy Corp.	811,544

			29,148,624

		Pharmaceuticals: 5.3%
135,300	@	Endo Pharmaceuticals Holdings, Inc.	4,462,194
336,700	@	Gilead Sciences, Inc.	19,919,172
187,500	@	United Therapeutics Corp.	10,831,875

			35,213,241

		Retail: 9.1%
131,900	@	AnnTaylor Stores Corp.	5,721,822
302,800		Best Buy Co., Inc.	16,605,552
277,100		Circuit City Stores, Inc.	7,542,662
160,400		CVS Corp.	4,924,280
119,400		Lowe’s Cos., Inc.	7,243,998
39,200		McDonald’s Corp.	1,317,120
215,500		Wal-Mart Stores, Inc.	10,380,635
157,400		Walgreen Co.	7,057,816

			60,793,885

		Semiconductors: 4.9%
166,000	@,@@	Marvell Technology Group Ltd.	7,358,780
309,700	@	MEMC Electronic Materials, Inc.	11,613,750
573,260	@	Nvidia Corp.	12,204,705
60,700		Texas Instruments, Inc.	1,838,603

			33,015,838

		Software: 2.4%
106,464	@	Autodesk, Inc.	3,668,749
46,600	@	Cerner Corp.	1,729,326
455,600		Microsoft Corp.	10,615,480

			16,013,555

		Telecommunications: 2.1%
100,500		Motorola, Inc.	2,025,075
157,100		Qualcomm, Inc.	6,294,997
729,400	@	Qwest Communications International, Inc.	5,900,846

			14,220,918

		Transportation: 2.2%
78,900		Burlington Northern Santa Fe Corp.	6,252,825
16,500		CSX Corp.	1,162,260
133,900		Norfolk Southern Corp.	7,126,159

			14,541,244

		Total Common Stock (Cost $694,300,981)	655,659,004

Total Investments In Securities (Cost $694,300,981)*	98.0%	$655,659,004
Other Assets and Liabilities-Net	2.0	13,187,541

Net Assets	100.0%	$668,846,545

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $697,793,102. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,837,053
Gross Unrealized Depreciation	(47,971,151)

Net Unrealized Depreciation	$(42,134,098)

See Accompanying Notes to Financial Statements

111

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006
(as a percent of net assets)

Corporate Bonds/Notes	33.1%

Common Stock	25.3%

Preferred Stock	4.1%

U.S. Government Agency Obligations	45.7%

Convertible Bonds	1.8%

Other Assets and Liabilities, Net	-10.0%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 25.3%
		Banks: 1.9%
20,000		Bank of America Corp.	$962,000
12,700		North Fork Bancorporation, Inc.	383,159

			1,345,159

		Chemicals: 0.7%
20,000		Lyondell Chemical Co.	453,200

			453,200

		Diversified Financial Services: 2.5%
29,200		CapitalSource, Inc.	685,032
4,300		Freddie Mac	245,143
20,000		JPMorgan Chase & Co.	840,000

			1,770,175

		Electric: 10.5%
16,600		Ameren Corp.	838,300
50,000		CenterPoint Energy Resources Corp.	625,000
6,100		Consolidated Edison, Inc.	271,084
6,100		Dominion Resources, Inc.	456,219
9,000		Duke Energy Corp.	264,330
8,800		Entergy Corp.	622,600
10,900		FirstEnergy Corp.	590,889
17,000		FPL Group, Inc.	703,460
11,500		Pacific Gas & Electric Co.	451,720
11,700		Pinnacle West Capital Corp.	466,947
16,200		Progress Energy, Inc.	694,494
29,300		Southern Co.	939,065
30,000		TECO Energy, Inc.	448,200

			7,372,308

		Gas: 0.6%
9,800		Sempra Energy	445,704

			445,704

		Healthcare — Products: 0.8%
9,500		Johnson & Johnson	569,240

			569,240

		Mining: 0.5%
2,400	@@	Anglogold Ashanti Ltd. ADR	115,488
8,400	@@	Barrick Gold Corp.	248,640

			364,128

		Oil & Gas: 2.6%
3,100	@@	BP PLC ADR	215,791
20,000	@@	Canadian Oil Sands Trust	644,988
15,000		ChevronTexaco Corp.	930,900

			1,791,679

		Pharmaceuticals: 3.7%
10,400		Bristol-Myers Squibb Co.	268,944
4,300		Eli Lilly & Co.	237,661
11,500		Merck & Co., Inc.	418,945
70,000		Pfizer, Inc.	1,642,900

			2,568,450

		Telecommunications: 1.5%
20,000		AT&T, Inc.	557,800
15,000		Verizon Communications, Inc.	502,350

			1,060,150

		Total Common Stock (Cost $17,488,566)	17,740,193

PREFERRED STOCK: 4.1%
		Oil & Gas: 2.7%
7,200		Chesapeake Energy Corp.	1,869,372

			1,869,372

		Pharmaceuticals: 1.4%
20,000		Schering-Plough Corp.	1,006,600

			1,006,600

		Total Preferred Stock (Cost $2,806,764)	2,875,972

Principal
Amount			Value

CONVERTIBLE BONDS: 1.8%
		Biotechnology: 1.0%
$700,000	#	Enzon Pharmaceuticals, Inc., 4.000%, due 06/01/13	$700,875

			700,875

		Telecommunications: 0.8%
600,000	@@	Nortel Networks Corp., 4.250%, due 09/01/08	568,500

			568,500

		Total Convertible Bonds (Cost $1,270,485)	1,269,375

CORPORATE BONDS/NOTES: 33.1%
		Advertising: 1.0%
300,000	#	RH Donnelley Corp., 6.875%, due 01/15/13	277,500
400,000	#	RH Donnelley Corp., 8.875%, due 01/15/16	405,500

			683,000

		Aerospace/Defense: 1.5%
700,000		DRS Technologies, Inc., 6.625%, due 02/01/16	680,750
400,000		L-3 Communications Corp., 6.375%, due 10/15/15	384,000

			1,064,750

		Agriculture: 0.7%
500,000	#	Reynolds American, Inc., 7.250%, due 06/01/13	491,250

			491,250

See Accompanying Notes to Financial Statements

112

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Auto Manufacturers: 0.4%
$300,000		General Motors Corp., 8.375%, due 07/15/33	$243,000

			243,000

		Chemicals: 1.7%
700,000		Chemtura Corp., 6.875%, due 06/01/16	679,875
500,000		Nalco Co., 8.875%, due 11/15/13	506,250

			1,186,125

		Coal: 0.4%
300,000		Massey Energy Co., 6.875%, due 12/15/13	280,500

			280,500

		Computers: 0.3%
200,000	#	Solar Capital Corp., 10.250%, due 08/15/15	207,750

			207,750

		Diversified Financial Services: 4.0%
1,500,000		Ford Motor Credit Co., 7.375%, due 10/28/09	1,387,793
800,000		General Motors Acceptance Corp., 6.875%, due 08/28/12	754,655
700,000		General Motors Acceptance, Corp., 7.750%, due 01/19/10	696,919

			2,839,367

		Electric: 1.6%
1,200,000		TXU Corp., 5.550%, due 11/15/14	1,094,419

			1,094,419

		Electronics: 0.8%
300,000	@@	Flextronics International Ltd, 6.250%, due 11/15/14	282,375
300,000		Sanmina-SCI Corp., 8.125%, due 03/01/16	294,000

			576,375

		Environmental Control: 1.2%
600,000	#	Allied Waste North America, 7.125%, due 05/15/16	568,500
300,000		Allied Waste North America, Inc., 6.500%, due 11/15/10	291,000

			859,500

		Healthcare — Services: 2.9%
500,000		DaVita, Inc., 6.625%, due 03/15/13	477,500
700,000		HCA, Inc., 6.500%, due 02/15/16	650,738
500,000	#	Tenet Healthcare Corp., 9.750%, due 02/01/15	492,500
500,000		Tenet Healthcare Corp., 6.375%, due 12/01/11	448,750

			2,069,488

		Home Builders: 4.1%
650,000	#	Beazer Homes USA, Inc., 8.125%, due 06/15/16	628,063
800,000		DR Horton, Inc., 5.625%, due 01/15/16	725,730
300,000		K Hovnanian Enterprises, Inc., 7.500%, due 05/15/16	279,750
400,000		KB Home, 5.750%, due 02/01/14	353,691
1,000,000		KB Home, 6.250%, due 06/15/15	894,137

			2,881,371

		Lodging: 0.7%
500,000	#	MGM Mirage, 6.750%, due 04/01/13	479,375

			479,375

		Machinery — Diversified: 0.4%
300,000	#	Case New Holland, Inc., 7.125%, due 03/01/14	288,000

			288,000

		Media: 4.9%
400,000		Cablevision Systems Corp., 8.000%, due 04/15/12	396,500
400,000		CCH I LLC, 11.000%, due 10/01/15	352,000
600,000		Charter Communications Holdings LLC, 10.250%, due 09/15/10	604,500
600,000		Clear Channel Communications, Inc., 5.750%, due 01/15/13	563,801
500,000		Clear Channel, 5.500%, due 09/15/14	453,376
500,000		CSC Holdings, Inc., 7.625%, due 04/01/11	502,500
400,000	#	Viacom, Inc., 6.250%, due 04/30/16	389,000
200,000	#	Xm Satellite Radio, Inc., 9.750%, due 05/01/14	184,000

			3,445,677

		Mining: 0.4%
300,000	@@,#	Novelis, Inc., 7.250%, due 02/15/15	289,500

			289,500

		Oil & Gas: 2.0%
800,000		Chesapeake Energy Corp., 6.250%, due 01/15/18	734,000
300,000		Newfield Exploration Co., 6.625%, due 04/15/16	284,250
400,000	#	Pogo Producing Co., 7.875%, due 05/01/13	403,000

			1,421,250

		Oil & Gas Services: 0.7%
500,000	#	SESI LLC, 6.875%, due 06/01/14	483,750

			483,750

		Packaging & Containers: 0.4%
300,000		Smurfit-Stone Container Corp., 8.250%, due 10/01/12	282,750

			282,750

		Pipelines: 2.2%
600,000		Dynegy Holdings, Inc., 6.875%, due 04/01/11	570,000
400,000	#	Dynegy Holdings, Inc., 8.375%, due 05/01/16	396,000
300,000		El Paso Corp., 6.750%, due 05/15/09	297,750
300,000		El Paso Corp., 7.750%, due 01/15/32	293,623

			1,557,373

		Real Estate Investment Trusts: 0.8%
600,000		Host Marriott LP, 6.375%, due 03/15/15	567,000

			567,000

		Total Corporate Bonds/Notes (Cost $23,527,191)	23,291,570

See Accompanying Notes to Financial Statements

113

PORTFOLIO OF INVESTMENTS
ING FRANKLIN INCOME PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.1%
	Federal National Mortgage Association: 2.1%
$1,498,584	6.000%, due 03/01/36	$1,475,684

	Total U.S. Government Agency Obligations (Cost $1,487,480)	1,475,684

	Total Long-Term Investments (Cost $46,580,486)	46,652,794

SHORT-TERM INVESTMENTS: 43.6%
	U.S. Government Agency Obligations: 43.6%
30,665,000	Federal Home Loan Bank, 4.700%, due 07/03/06	30,652,585

	Total U.S. Government Agency Obligations (Cost $30,652,585)	30,652,585

	Total Short-Term Investments (Cost $30,652,585)	30,652,585

Total Investments In Securities (Cost $77,233,071)*	110.0%	$77,305,379
Other Assets and Liabilities-Net	(10.0)	(7,010,856)

Net Assets	100.0%	$70,294,523

@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$542,705
Gross Unrealized Depreciation	(470,397)

Net Unrealized Appreciation	$72,308

See Accompanying Notes to Financial Statements

114

PORTFOLIO OF INVESTMENTS
ING GOLDMAN SACHS TOLLKEEPERSM PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.4%
		Advertising: 3.7%
50,610	@,L	Lamar Advertising Co.	$2,725,855

			2,725,855

		Commercial Services: 2.4%
48,355	@	Iron Mountain, Inc.	1,807,510

			1,807,510

		Computers: 7.8%
243,530	@	EMC Corp.	2,671,524
44,990	@,@@, L	Research In Motion Ltd.	3,138,952

			5,810,476

		Electronics: 3.6%
44,040	@,L	Cogent, Inc.	663,683
84,730	@	Dolby Laboratories, Inc.	1,974,209

			2,637,892

		Internet: 16.7%
47,720	@	Avocent Corp.	1,252,650
39,320	@,L	Checkfree Corp.	1,948,699
78,040	@,L	CNET Networks, Inc.	622,759
8,860	@	Google, Inc.	3,715,264
57,000	@,L	NetFlix, Inc.	1,550,970
98,780	@,L	Yahoo!, Inc.	3,259,740

			12,350,082

		Media: 7.0%
48,510		McGraw-Hill Cos, Inc.	2,436,657
25,145	@	Viacom, Inc.	901,197
125,430	@,L	Xm Satellite Radio, Inc.	1,837,550

			5,175,404

		Semiconductors: 17.9%
77,290	@,L	Formfactor, Inc.	3,449,453
101,040	L	Linear Technology Corp.	3,383,830
32,620	@,@@, L	Marvell Technology Group Ltd.	1,446,045
129,520	@	Tessera Technologies, Inc.	3,561,800
62,000		Xilinx, Inc.	1,404,300

			13,245,428

		Software: 22.3%
274,320	@,L	Activision, Inc.	3,121,762
39,080	@,@@	Cognos, Inc.	1,111,826
69,790	@,L	Electronic Arts, Inc.	3,003,762
64,210		First Data Corp.	2,892,018
115,910		Microsoft Corp.	2,700,703
41,470	@	Navteq Corp.	1,852,880
70,480	@,L	Salesforce.com, Inc.	1,878,997

			16,561,948

		Telecommunications: 16.0%
106,480	@,L	American Tower Corp.	3,313,658
137,150	@	Cisco Systems, Inc.	2,678,540
28,230	@,L	Crown Castle International Corp.	975,064
72,300	@	NeuStar, Inc.	2,440,125
61,380		Qualcomm, Inc.	2,459,494

			11,866,881

		Total Common Stock (Cost $71,729,377)	72,181,476

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 27.8%
	U.S. Government Agency Obligations: 0.9%
$644,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$643,747

	Total U.S. Government Agency Obligations (Cost $643,747)	643,747

	Securities Lending CollateralCC: 26.9%
19,930,815	The Bank of New York Institutional Cash Reserves Fund	19,930,815

	Total Securities Lending Collateral (Cost $19,930,815)	19,930,815

	Total Short-Term Investments (Cost $20,574,562)	20,574,562

Total Investments In Securities (Cost $92,303,939)*	125.2%	$92,756,038
Other Assets and Liabilities-Net	(25.2)	(18,682,226)

Net Assets	100.0%	$74,073,812

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $92,952,682. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,738,600
Gross Unrealized Depreciation	(5,935,244)

Net Unrealized Depreciation	$(196,644)

See Accompanying Notes to Financial Statements

115

PORTFOLIO OF INVESTMENTS
ING LORD ABBETT AFFILIATED PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 94.6%
		Aerospace/Defense: 3.6%
9,000		Boeing Co.	$737,190
24,300		General Dynamics Corp.	1,590,678
9,300	L	Lockheed Martin Corp.	667,182
19,200		Northrop Grumman Corp.	1,229,952
62,975		Raytheon Co.	2,806,796
6,300		Rockwell Collins, Inc.	351,981

			7,383,779

		Agriculture: 0.7%
16,450		Monsanto Co.	1,384,926

			1,384,926

		Auto Manufacturers: 0.4%
25,625	@@	Honda Motor Co., Ltd. ADR	815,388

			815,388

		Banks: 6.1%
78,975		Bank of America Corp.	3,798,698
93,675		Bank of New York	3,016,335
1,400		BB&T Corp.	58,226
23,200		Commerce BanCorp, Inc.	827,544
16,225		Marshall & Ilsley Corp.	742,132
76,100	@@,L	Mitsubishi UFJ Financial Group, Inc. ADR	1,061,595
9,000	L	National City Corp.	325,710
14,600		PNC Financial Services Group, Inc.	1,024,482
20,000		SunTrust Banks, Inc.	1,525,200

			12,379,922

		Beverages: 5.0%
23,500		Anheuser-Busch Cos., Inc.	1,071,365
56,750		Coca-Cola Co.	2,441,385
42,071		Coca-Cola Enterprises, Inc.	856,986
45,125	@@	Diageo PLC ADR	3,048,194
45,200		PepsiCo, Inc.	2,713,808

			10,131,738

		Biotechnology: 0.4%
32,625	@,L	Medimmune, Inc.	884,138

			884,138

		Chemicals: 0.9%
32,650		Praxair, Inc.	1,763,100

			1,763,100

		Computers: 1.7%
71,175		Hewlett-Packard Co.	2,254,824
292,425	@	Sun Microsystems, Inc.	1,213,564

			3,468,388

		Cosmetics/Personal Care: 3.5%
129,875		Procter & Gamble Co.	7,221,050

			7,221,050

		Diversified Financial Services: 4.4%
78,200		Citigroup, Inc.	3,772,368
20,800		Fannie Mae	1,000,480
14,875		Freddie Mac	848,024
77,850		JPMorgan Chase & Co.	3,269,700

			8,890,572

		Electric: 3.4%
16,825	L	Ameren Corp.	849,663
6,700		Consolidated Edison, Inc.	297,748
5,400	L	Dominion Resources, Inc.	403,866
4,700		Entergy Corp.	332,525
18,100	L	FPL Group, Inc.	748,978
59,500		Pacific Gas & Electric Co.	2,337,160
10,700		PPL Corp.	345,610
49,725	L	Southern Co.	1,593,686

			6,909,236

		Electrical Components & Equipment: 1.8%
43,250		Emerson Electric Co.	3,624,783

			3,624,783

		Engineering & Construction: 1.2%
26,350	L	Fluor Corp.	2,448,706

			2,448,706

		Environmental Control: 1.5%
85,325		Waste Management, Inc.	3,061,461

			3,061,461

		Equity Fund: 0.3%
1,900	L	iShares Dow Jones US Utilities Sector Index Fund	150,005
15,300	L	Utilities Select Sector SPDR Fund	494,037

			644,042

		Food: 6.3%
93,575		Campbell Soup Co.	3,472,568
16,600	L	Kellogg Co.	803,938
154,600	L	Kraft Foods, Inc.	4,777,140
171,000	L	Kroger Co.	3,738,060

			12,791,706

		Forest Products & Paper: 1.9%
120,700		International Paper Co.	3,898,610

			3,898,610

See Accompanying Notes to Financial Statements

116

PORTFOLIO OF INVESTMENTS
ING LORD ABBETT AFFILIATED PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Healthcare — Products: 3.7%
73,158		Baxter International, Inc.	$2,689,288
139,700	@	Boston Scientific Corp.	2,352,548
24,900		Johnson & Johnson	1,492,008
20,450		Medtronic, Inc.	959,514

			7,493,358

		Household Products/Wares: 2.6%
35,875	L	Clorox Co.	2,187,299
49,916		Kimberly-Clark Corp.	3,079,817

			5,267,116

		Insurance: 3.8%
16,300	@@	ACE Ltd.	824,617
49,400		Aflac, Inc.	2,289,690
13,800		Allstate Corp.	755,274
41,650		American International Group, Inc.	2,459,433
3,700		Chubb Corp.	184,630
20,775	@@,L	XL Capital Ltd.	1,273,508

			7,787,152

		Internet: 0.7%
55,175	@,L	IAC/InterActiveCorp	1,461,586

			1,461,586

		Machinery — Construction & Mining: 1.4%
38,125		Caterpillar, Inc.	2,839,550

			2,839,550

		Machinery — Diversified: 0.9%
21,350		Deere & Co.	1,782,512

			1,782,512

		Media: 1.6%
102,750	@,L	Comcast Corp.	3,368,145

			3,368,145

		Mining: 3.6%
103,000	@@	Barrick Gold Corp.	3,048,800
79,978		Newmont Mining Corp.	4,233,236

			7,282,036

		Miscellaneous Manufacturing: 4.7%
3,500		Dover Corp.	173,005
14,725		Eaton Corp.	1,110,265
120,900		General Electric Co.	3,984,864
27,600		Honeywell International, Inc.	1,112,280
7,200		Illinois Tool Works, Inc.	342,000
18,700		Pall Corp.	523,600
29,050		Parker Hannifin Corp.	2,254,280

			9,500,294

		Oil & Gas: 4.6%
152,500		Exxon Mobil Corp.	9,355,875

			9,355,875

		Oil & Gas Services: 3.2%
25,300		Baker Hughes, Inc.	2,070,805
69,950	L	Schlumberger Ltd.	4,554,445

			6,625,250

		Pharmaceuticals: 12.3%
23,700		Abbott Laboratories	1,033,557
27,400	@@,L	AstraZeneca PLC ADR	1,639,068
48,150	@@	GlaxoSmithKline PLC ADR	2,686,770
4,700	@,L	Medco Health Solutions, Inc.	269,216
35,500		Merck & Co., Inc.	1,293,265
89,925	@@	Novartis AG ADR	4,848,756
181,175		Pfizer, Inc.	4,252,177
25,900	@@,L	Sanofi-Synthelabo SA ADR	1,261,330
61,925		Schering-Plough Corp.	1,178,433
50,700	@@,L	Teva Pharmaceutical Industries Ltd. ADR	1,601,613
114,725		Wyeth	5,094,937

			25,159,122

		Pipelines: 0.7%
93,600	L	El Paso Corp.	1,404,000

			1,404,000

		Retail: 1.0%
14,400		Federated Department Stores	527,040
33,650	L	Wal-Mart Stores, Inc.	1,620,921

			2,147,961

		Savings & Loans: 0.2%
7,400		Washington Mutual, Inc.	337,292

			337,292

		Software: 1.5%
67,875		Automatic Data Processing, Inc.	3,078,131

			3,078,131

		Telecommunications: 4.2%
144,100		AT&T, Inc.	4,018,942
53,400		BellSouth Corp.	1,933,080
33,325		Sprint Corp. — FON Group	666,167
59,800		Verizon Communications, Inc.	2,002,702

			8,620,891

		Transportation: 1.1%
24,850		Union Pacific Corp.	2,310,056

			2,310,056

		Total Common Stock (Cost $183,323,140)	192,877,830

INVESTMENT COMPANIES: 0.3%
1,900	L	iShares Dow Jones US Utilities Sector Index Fund	150,005
15,300	L	Utilities Select Sector SPDR Fund	494,037

		Total Mutual Funds (Cost $640,291)	644,042

See Accompanying Notes to Financial Statements

117

PORTFOLIO OF INVESTMENTS
ING LORD ABBETT AFFILIATED PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 18.8%
	U.S. Government Agency Obligations: 4.1%
$8,466,000	4.700%, due 07/03/06	$8,462,684

	Total U.S. Government Agency Obligations (Cost $8,462,684)	8,462,684

	Securities Lending CollateralCC: 14.7%
29,895,722	The Bank of New York Institutional Cash Reserves Fund	29,895,722

	Total Securities Lending Collateral (Cost $29,895,722)	29,895,722

	Total Short-Term Investments (Cost $38,358,406)	38,358,406

Total Investments In Securities (Cost $222,321,837)*	113.7%	$231,880,278
Other Assets and Liabilities-Net	(13.7)	(27,929,101)

Net Assets	100.0%	$203,951,177

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $222,902,091. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,613,043
Gross Unrealized Depreciation	(3,634,856)

Net Unrealized Appreciation	$8,978,187

See Accompanying Notes to Financial Statements

118

PORTFOLIO OF INVESTMENTS
ING MERCURY LARGE CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.8%
		Aerospace/Defense: 4.5%
38,000		Boeing Co.	$3,112,580
29,000		Lockheed Martin Corp.	2,080,460
36,000		Raytheon Co.	1,604,520

			6,797,560

		Airlines: 1.1%
65,000	@,L	AMR Corp.	1,652,300

			1,652,300

		Apparel: 1.0%
26,000		Polo Ralph Lauren Corp.	1,427,400

			1,427,400

		Auto Parts & Equipment: 0.7%
92,000	@,L	Goodyear Tire & Rubber Co.	1,021,200

			1,021,200

		Banks: 0.2%
5,000		State Street Corp.	290,450

			290,450

		Beverages: 1.1%
50,000		Pepsi Bottling Group, Inc.	1,607,500

			1,607,500

		Biotechnology: 0.4%
14,000	@	Biogen Idec, Inc.	648,620

			648,620

		Commercial Services: 3.3%
16,000		Corporate Executive Board Co.	1,603,200
34,000		McKesson Corp.	1,607,520
45,000		Paychex, Inc.	1,754,100

			4,964,820

		Computers: 7.4%
91,000	@	Cadence Design Systems, Inc.	1,560,650
62,000	@	Ceridian Corp.	1,515,280
108,000	@	Dell, Inc.	2,636,280
64,000		Electronic Data Systems Corp.	1,539,840
8,000		International Business Machines Corp.	614,560
8,925	@	NCR Corp.	327,012
72,000	@	Synopsys, Inc.	1,351,440
80,000	@	Western Digital Corp.	1,584,800

			11,129,862

		Cosmetics/Personal Care: 1.3%
9,000		Colgate-Palmolive Co.	539,100
24,000		Procter & Gamble Co.	1,334,400

			1,873,500

		Diversified Financial Services: 3.7%
116,000		Charles Schwab Corp.	1,853,680
12,000		Goldman Sachs Group, Inc.	1,805,160
29,000		Morgan Stanley	1,833,090

			5,491,930

		Electronics: 2.5%
53,000	@	Agilent Technologies, Inc.	1,672,680
402,000	@	Solectron Corp.	1,374,840
2,000	@	Thomas & Betts Corp.	102,600
42,000	@	Vishay Intertechnology, Inc.	660,660

			3,810,780

		Engineering & Construction: 0.1%
1,000	@	Jacobs Engineering Group, Inc.	79,640

			79,640

		Entertainment: 1.2%
49,000	L	International Game Technology	1,859,060

			1,859,060

		Environmental Control: 1.1%
46,000		Waste Management, Inc.	1,650,480

			1,650,480

		Food: 0.1%
2,000		Campbell Soup Co.	74,220

			74,220

		Healthcare — Products: 2.2%
6,245		Becton Dickinson & Co.	381,757
23,000		Johnson & Johnson	1,378,160
29,000	@	Techne Corp.	1,476,680

			3,236,597

		Healthcare — Services: 4.5%
44,000		Aetna, Inc.	1,756,920
29,000	@	Health Net, Inc.	1,309,930
31,000	@	Humana, Inc.	1,664,700
28,000	@	WellPoint, Inc.	2,037,560

			6,769,110

		Housewares: 1.0%
55,000		Newell Rubbermaid, Inc.	1,420,650

			1,420,650

		Insurance: 2.0%
20,000		Prudential Financial, Inc.	1,554,000
43,500		WR Berkley Corp.	1,484,655

			3,038,655

See Accompanying Notes to Financial Statements

119

PORTFOLIO OF INVESTMENTS
ING MERCURY LARGE CAP GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Internet: 3.0%
33,000	@,L	Checkfree Corp.	$1,635,480
62,000	@	McAfee, Inc.	1,504,740
30,000	@	Monster Worldwide, Inc.	1,279,800

			4,420,020

		Iron/Steel: 0.4%
10,450		Nucor Corp.	566,913

			566,913

		Leisure Time: 0.2%
5,000		Harley-Davidson, Inc.	274,450

			274,450

		Machinery — Construction & Mining: 2.8%
38,000		Caterpillar, Inc.	2,830,240
25,000		Joy Global, Inc.	1,302,250

			4,132,490

		Machinery — Diversified: 1.3%
27,000		Rockwell Automation, Inc.	1,944,270

			1,944,270

		Media: 2.2%
85,000	@,L	DIRECTV Group, Inc.	1,402,500
64,000		Walt Disney Co.	1,920,000

			3,322,500

		Metal Fabricate/Hardware: 1.0%
26,000		Precision Castparts Corp.	1,553,760

			1,553,760

		Mining: 1.7%
35,000		Freeport-McMoRan Copper & Gold, Inc.	1,939,350
8,000		Phelps Dodge Corp.	657,280

			2,596,630

		Miscellaneous Manufacturing: 3.7%
107,000		General Electric Co.	3,526,720
42,000		Illinois Tool Works, Inc.	1,995,000

			5,521,720

		Oil & Gas: 3.7%
5,990		Anadarko Petroleum Corp.	285,663
2,849		ConocoPhillips	186,695
28,000		EOG Resources, Inc.	1,941,520
22,000		Sunoco, Inc.	1,524,380
22,000		Tesoro Petroleum Corp.	1,635,920

			5,574,178

		Pharmaceuticals: 5.3%
8,160	L	AmerisourceBergen Corp.	342,067
30,000		Cardinal Health, Inc.	1,929,900
39,000		Caremark Rx, Inc.	1,944,930
21,000	@	Express Scripts, Inc.	1,506,540
55,000		Merck & Co., Inc.	2,003,650
9,945		Pfizer, Inc.	233,409

			7,960,496

		Retail: 10.1%
38,000		Best Buy Co., Inc.	2,083,920
53,000		Circuit City Stores, Inc.	1,442,660
44,000		Darden Restaurants, Inc.	1,733,600
23,000		JC Penney Co., Inc.	1,552,730
33,000	@	Kohl’s Corp.	1,950,960
14,000		MSC Industrial Direct Co.	665,980
45,000		Nordstrom, Inc.	1,642,500
77,000		Staples, Inc.	1,872,640
58,000	@	Starbucks Corp.	2,190,080

			15,135,070

		Semiconductors: 9.0%
57,000	@	Advanced Micro Devices, Inc.	1,391,940
55,000		Analog Devices, Inc.	1,767,700
37,000	@	Lam Research Corp.	1,724,940
158,000	@	LSI Logic Corp.	1,414,100
76,000		Micron Technology, Inc.	1,144,560
61,000		National Semiconductor Corp.	1,454,850
11,000	@,L	Novellus Systems, Inc.	271,700
80,000	@	Nvidia Corp.	1,703,200
88,000		Texas Instruments, Inc.	2,665,520

			13,538,510

		Software: 8.1%
124,000	@	BEA Systems, Inc.	1,623,160
72,000	@	BMC Software, Inc.	1,720,800
44,000	@	Citrix Systems, Inc.	1,766,160
206,000	@	Compuware Corp.	1,380,200
40,000		Fair Isaac Corp.	1,452,400
7,460	@	Intuit, Inc.	450,509
103,000		Microsoft Corp.	2,399,900
60,000	@,L	Red Hat, Inc.	1,404,000

			12,197,129

		Telecommunications: 4.6%
223,000	@	Cisco Systems, Inc.	4,355,190
123,000		Motorola, Inc.	2,478,450

			6,833,640

		Transportation: 3.3%
34,000		CH Robinson Worldwide, Inc.	1,812,200
32,000		Norfolk Southern Corp.	1,703,040
46,000	@	Swift Transportation Co., Inc.	1,460,960

			4,976,200

		Total Common Stock (Cost $143,106,809)	149,392,310

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending CollateralCC: 4.8%
$7,241,199	The Bank of New York Institutional Cash Reserves Fund	$7,241,199

	Total Short-Term Investments (Cost $7,241,199)	7,241,199

Total Investments In Securities (Cost $150,348,008)*	104.6%	$156,633,509
Other Assets and Liabilities-Net	(4.6)	(6,925,930)

Net Assets	100.0%	$149,707,579

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $150,503,868. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,852,543
Gross Unrealized Depreciation	(6,722,902)

Net Unrealized Appreciation	$6,129,641

See Accompanying Notes to Financial Statements

120

PORTFOLIO OF INVESTMENTS
ING MERCURY LARGE CAP VALUE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.9%
		Aerospace/ Defense: 2.2%
19,000		Northrop Grumman Corp.	$1,217,140
26,000		Raytheon Co.	1,158,820

			2,375,960

		Agriculture: 1.4%
37,000		Archer-Daniels-Midland Co.	1,527,360

			1,527,360

		Apparel: 1.0%
33,000		Jones Apparel Group, Inc.	1,049,070

			1,049,070

		Banks: 2.5%
33,000		Bank of America Corp.	1,587,300
19,000		State Street Corp.	1,103,710

			2,691,010

		Beverages: 0.4%
13,000		Pepsi Bottling Group, Inc.	417,950

			417,950

		Commercial Services: 0.3%
13,000	@	Hewitt Associates, Inc.	292,240

			292,240

		Computers: 5.0%
18,000	@	Computer Sciences Corp.	871,920
82,000		Hewlett-Packard Co.	2,597,760
13,000		International Business Machines Corp.	998,660
38,000	@,L	Seagate Technology, Inc.	860,320

			5,328,660

		Diversified Financial Services: 13.6%
19,000		CIT Group, Inc.	993,510
43,000		Citigroup, Inc.	2,074,320
13,000		Goldman Sachs Group, Inc.	1,955,590
49,000		Janus Capital Group, Inc.	877,100
83,000		JPMorgan Chase & Co.	3,486,000
26,000		Lehman Brothers Holdings, Inc.	1,693,900
33,000		Morgan Stanley	2,085,930
10,000		The Bear Stearns Cos., Inc.	1,400,800

			14,567,150

		Electronics: 1.6%
28,000	@	Agilent Technologies, Inc.	883,680
247,000	@,L	Solectron Corp.	844,740

			1,728,420

		Forest Products & Paper: 0.9%
45,000		Louisiana-Pacific Corp.	985,500

			985,500

		Healthcare — Services: 4.3%
27,000		Aetna, Inc.	1,078,110
23,000	@	Health Net, Inc.	1,038,910
21,000	@	Humana, Inc.	1,127,700
19,000	@	WellPoint, Inc.	1,382,630

			4,627,350

		Housewares: 0.3%
11,000		Newell Rubbermaid, Inc.	284,130

			284,130

		Insurance: 10.6%
7,000		AMBAC Financial Group, Inc.	567,700
11,000		Lincoln National Corp.	620,840
24,000	L	Metlife, Inc.	1,229,040
18,000		MGIC Investment Corp.	1,170,000
15,000		Nationwide Financial Services	661,200
25,000		PMI Group, Inc.	1,114,500
24,000	L	Principal Financial Group	1,335,600
20,000	L	Prudential Financial, Inc.	1,554,000
17,000		Safeco Corp.	957,950
29,000		St. Paul Cos.	1,292,820
45,000		UnumProvident Corp.	815,850

			11,319,500

		Internet: 0.8%
18,000	@,L	Checkfree Corp.	892,080

			892,080

		Iron/ Steel: 2.6%
26,000		Nucor Corp.	1,410,500
19,000	L	United States Steel Corp.	1,332,280

			2,742,780

		Media: 2.6%
3,000	@,L	DIRECTV Group, Inc.	49,500
27,000	@,L	Univision Communications, Inc.	904,500
60,000		Walt Disney Co.	1,800,000

			2,754,000

		Metal Fabricate/ Hardware: 1.0%
18,000		Precision Castparts Corp.	1,075,680

			1,075,680

		Mining: 2.1%
7,000		Alcoa, Inc.	226,520
15,000		Freeport-McMoRan Copper & Gold, Inc.	831,150
15,000		Phelps Dodge Corp.	1,232,400

			2,290,070

See Accompanying Notes to Financial Statements

121

PORTFOLIO OF INVESTMENTS
ING MERCURY LARGE CAP VALUE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Miscellaneous Manufacturing: 1.5%
8,000		Illinois Tool Works, Inc.	$380,000
21,000	L	SPX Corp.	1,174,950

			1,554,950

		Office Furnishings: 0.3%
20,000		Steelcase, Inc.	329,000

			329,000

		Oil & Gas: 25.0%
30,000		Anadarko Petroleum Corp.	1,430,700
18,000		Apache Corp.	1,228,500
23,000		ChevronTexaco Corp.	1,427,380
44,000		ConocoPhillips	2,883,320
27,000		Devon Energy Corp.	1,631,070
123,000		Exxon Mobil Corp.	7,546,050
27,000	L	Hess Corp.	1,426,950
24,000		Kerr-McGee Corp.	1,664,400
20,000		Marathon Oil Corp.	1,666,000
18,000		Occidental Petroleum Corp.	1,845,900
16,000		Sunoco, Inc.	1,108,640
13,000		Tesoro Petroleum Corp.	966,680
28,000		Valero Energy Corp.	1,862,560

			26,688,150

		Pharmaceuticals: 7.2%
16,000		Cardinal Health, Inc.	1,029,280
24,000		Caremark Rx, Inc.	1,196,880
60,000		Merck & Co., Inc.	2,185,800
141,000		Pfizer, Inc.	3,309,270

			7,721,230

		Retail: 4.2%
47,000	@,L	Autonation, Inc.	1,007,680
7,000		Circuit City Stores, Inc.	190,540
30,000		Claire’s Stores, Inc.	765,300
4,000	@,L	Dollar Tree Stores, Inc.	106,000
19,000		JC Penney Co., Inc.	1,282,690
29,000	@	Office Depot, Inc.	1,102,000

			4,454,210

		Semiconductors: 2.9%
34,000	@	Advanced Micro Devices, Inc.	830,280
35,000		Intersil Corp.	813,750
93,000	@	LSI Logic Corp.	832,350
40,000	@,L	Micron Technology, Inc.	602,400

			3,078,780

		Software: 1.7%
85,000	@	BEA Systems, Inc.	1,112,650
101,000	@,L	Compuware Corp.	676,700

			1,789,350

		Telecommunications: 2.6%
22,000	@,L	Avaya, Inc.	251,240
60,000		Motorola, Inc.	1,209,000
160,000	@,L	Qwest Communications International, Inc.	1,294,400

			2,754,640

		Transportation: 1.3%
27,000		Norfolk Southern Corp.	1,436,940

			1,436,940

		Total Common Stock (Cost $97,501,583)	106,756,160

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 13.6%
	U.S. Government Agency Obligations: 0.2%
$253,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$252,901

	Total U.S. Government Agency Obligations (Cost $252,901)	252,901

	Securities Lending CollateralCC: 13.4%
14,301,218	The Bank of New York Institutional Cash Reserves Fund	14,301,218

	Total Securities Lending Collateral (Cost $14,301,218)	14,301,218

	Total Short-Term Investments (Cost $14,554,119)	14,554,119

Total Investments In Securities (Cost $112,055,702)*	113.5%	$121,310,279
Other Assets and Liabilities-Net	(13.5)	(14,435,720)

Net Assets	100.0%	$106,874,559

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $112,365,804. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,064,444
Gross Unrealized Depreciation	(2,119,969)

Net Unrealized Appreciation	$8,944,475

See Accompanying Notes to Financial Statements

122

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 64.0%
		Agriculture: 0.9%
337,000		Altria Group, Inc.	$24,745,910

			24,745,910

		Banks: 2.4%
490,000	@@	Royal Bank of Scotland Group PLC	16,084,308
305,000	L	SunTrust Banks, Inc.	23,259,300
885,000		US BanCorp.	27,328,800

			66,672,408

		Beverages: 2.0%
310,000	L	Anheuser-Busch Cos., Inc.	14,132,900
940,000		Coca-Cola Co.	40,438,800

			54,571,700

		Chemicals: 2.6%
725,923		Chemtura Corp.	6,780,121
982,000	L	EI Du Pont de Nemours & Co.	40,851,200
263,800	@@	Potash Corp. of Saskatchewan	22,678,886

			70,310,207

		Commercial Services: 0.5%
1,184,500		ServiceMaster Co.	12,235,885

			12,235,885

		Diversified Financial Services: 3.4%
535,000		Ameriprise Financial, Inc.	23,898,450
320,500		Charles Schwab Corp.	5,121,590
275,000		Citigroup, Inc.	13,266,000
675,000		JPMorgan Chase & Co.	28,350,000
227,000	L	Legg Mason, Inc.	22,591,040

			93,227,080

		Electric: 2.5%
355,000	L	Entergy Corp.	25,116,250
95,000		Exelon Corp.	5,398,850
53,125	L	FirstEnergy Corp.	2,879,906
314,000	L	Pinnacle West Capital Corp.	12,531,740
710,000	L	PPL Corp.	22,933,000

			68,859,746

		Environmental Control: 0.8%
576,000		Waste Management, Inc.	20,666,880

			20,666,880

		Food: 1.0%
500,000		General Mills, Inc.	25,830,000

			25,830,000

		Forest Products & Paper: 1.8%
364,900	L	Bowater, Inc.	8,301,475
995,000		International Paper Co.	32,138,500
250,988	L	Potlatch Corp.	9,474,797

			49,914,772

		Healthcare — Products: 1.8%
440,697		Baxter International, Inc.	16,200,022
1,895,000	@	Boston Scientific Corp.	31,911,800

			48,111,822

		Household Products/Wares: 0.4%
143,000		Fortune Brands, Inc.	10,154,430

			10,154,430

		Housewares: 0.9%
988,000	L	Newell Rubbermaid, Inc.	25,520,040

			25,520,040

		Insurance: 9.2%
160,000		Allstate Corp.	8,756,800
825,000		American International Group, Inc.	48,716,250
343,300		Assurant, Inc.	16,615,720
930,000		Genworth Financial, Inc.	32,401,200
305,500	L	Hartford Financial Services Group, Inc.	25,845,300
2,486,600		Marsh & McLennan Cos., Inc.	66,864,674
191,000		Prudential Financial, Inc.	14,840,700
35,500	@,L	White Mountain Insurance	17,288,500
325,000	@@,L	XL Capital Ltd.	19,922,500

			251,251,644

		Media: 4.4%
714,000	@,L	Comcast Corp.	23,376,360
461,586	@	EchoStar Communications Corp.	14,221,465
607,500	@	Liberty Media Holding Corp. — Interactive Common Shares	10,485,450
121,500	@	Liberty Media Holding Corp. — Capital Common Shares	10,178,055
278,000	L	Meredith Corp.	13,772,120
418,400	L	New York Times Co.	10,267,536
1,891,000	L	Time Warner, Inc.	32,714,300
7,516		Washington Post	5,862,555

			120,877,841

See Accompanying Notes to Financial Statements

123

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Mining: 2.9%
576,000	L	Alcoa, Inc.	$18,639,360
784,800	L	Newmont Mining Corp.	41,539,464
335,518	@@,L	Teck Cominco Ltd.	20,050,556

			80,229,380

		Miscellaneous Manufacturing: 4.4%
1,605,000		General Electric Co.	52,900,800
936,000		Honeywell International, Inc.	37,720,800
1,068,124	@@,L	Tyco International Ltd.	29,373,410

			119,995,010

		Oil & Gas: 3.4%
167,820	L	ChevronTexaco Corp.	10,414,909
1,168,000	L	Murphy Oil Corp.	65,244,480
255,000	@@	Total SA ADR	16,707,600

			92,366,989

		Oil & Gas Services: 0.6%
188,000	L	Baker Hughes, Inc.	15,387,800

			15,387,800

		Pharmaceuticals: 5.2%
265,464	L	AmerisourceBergen Corp.	11,128,251
308,000		Cardinal Health, Inc.	19,813,640
1,017,000		Merck & Co., Inc.	37,049,310
1,400,000		Pfizer, Inc.	32,858,000
919,000	L	Wyeth	40,812,790

			141,661,991

		Retail: 2.1%
480,000		CVS Corp.	14,736,000
839,000		Home Depot, Inc.	30,027,810
895,000	L	RadioShack Corp.	12,530,000
7,900		TJX Cos., Inc.	180,594

			57,474,404

		Semiconductors: 1.9%
2,678,000		Intel Corp.	50,748,100

			50,748,100

		Software: 4.0%
816,000		First Data Corp.	36,752,640
3,063,000		Microsoft Corp.	71,367,900

			108,120,540

		Telecommunications: 4.0%
940,000	L	AT&T, Inc.	26,216,600
475,000		BellSouth Corp.	17,195,000
278,604	@,L	Juniper Networks, Inc.	4,454,878
922,000	L	Sprint Corp. — FON Group	18,430,780
78,100	@@	TELUS Corp. NV	3,153,678
162,100	@@	TELUS Corp.	6,683,382
1,013,000		Verizon Communications, Inc.	33,925,370

			110,059,688

		Toys/Games/Hobbies: 0.4%
621,000	L	Hasbro, Inc.	11,246,310

			11,246,310

		Transportation: 0.5%
162,000		Burlington Northern Santa Fe Corp.	12,838,500

			12,838,500

		Total Common Stock (Cost $1,554,850,301)	1,743,079,077

PREFERRED STOCK: 7.3%
		Auto Manufacturers: 2.7%
223,200	C	Ford Motor Co. Capital Trust II	6,204,960
325,000	C	General Motors Corp. Class B	6,012,500
2,515,300	C	General Motors Corp. Class A	61,398,473

			73,615,933

		Diversified Financial Services: 0.9%
351,200	#	Affiliated Managers Group	16,506,400
257,800		E*Trade Financial Corp.	7,718,532

			24,224,932

		Electric: 0.4%
2,676	C	Entergy Gulf States, Inc.	136,797
8,600	#,C,I	NRG Energy, Inc.	11,247,725

			11,384,522

		Federal National Mortgage Association: 0.6%
164	C	Fannie Mae	15,231,767

			15,231,767

		Housewares: 1.0%
604,300	C	Newell Financial Trust I	26,815,813

			26,815,813

		Insurance: 1.6%
222,300	@@	Aspen Insurance Holdings Ltd.	11,031,638
270	#,I	Fortis Insurance	350,401
326,000		Genworth Financial, Inc.	12,273,900
320,000	@@	IPC Holdings Ltd.	7,960,000
506,600	C	Travelers Property Casualty Corp.	12,421,831

			44,037,770

		Packaging & Containers: 0.1%
120,000	C	Owens-Illinois, Inc.	4,200,000

			4,200,000

		Total Preferred Stock (Cost $187,990,218)	199,510,737

Principal
Amount			Value

CONVERTIBLE BONDS: 11.1%
		Advertising: 0.3%
$7,900,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	$9,312,125

			9,312,125

		Biotechnology: 0.6%
16,580,000	#,I	Amgen, Inc., 0.375%, due 02/01/13	15,481,575

			15,481,575

		Chemicals: 0.2%
6,167,000		Hercules Trust II, 6.500%, due 06/30/29	5,026,105

			5,026,105

		Food: 0.8%
30,070,000		General Mills, Inc., 2.050%, due 10/28/22	21,575,225

			21,575,225

See Accompanying Notes to Financial Statements

124

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Healthcare — Services: 0.4%
$11,687,000		LifePoint Hospitals, Inc., 3.250%, due 08/15/25	$9,992,385

			9,992,385

		Insurance: 0.3%
3,823,000	L	American International Group, Inc., 1.430%, due 11/09/31	2,666,543
7,828,000		USF&G Corp., 4.620%, due 03/03/09	6,927,780

			9,594,323

		Internet: 0.4%
11,482,000		Amazon.com, Inc., 4.750%, due 02/01/09	11,065,778

			11,065,778

		Media: 1.6%
13,300,000	L	EchoStar Communications Corp., 5.750%, due 05/15/08	13,100,500
3,588,000		Liberty Media Corp., 0.750%, due 03/30/23	3,825,705
35,190,000	L	Liberty Media Corp., 3.250%, due 03/15/31	26,832,375

			43,758,580

		Miscellaneous Manufacturing: 0.4%
7,645,000	@@,L	Tyco International Group SA, 3.125%, due 01/15/23	9,976,725

			9,976,725

		Oil & Gas Services: 1.1%
6,843,000	@@	Schlumberger Ltd., 1.500%, due 06/01/23	12,454,260
9,954,000	@@	Schlumberger Ltd., 2.125%, due 06/01/23	16,784,933

			29,239,193

		Pharmaceuticals: 1.2%
36,750,000	@@,#, I,L	Roche Holdings, Inc., 0.780%, due 07/25/21	32,712,278

			32,712,278

		Real Estate Investment Trusts: 0.4%
9,795,000	#,I,L	United Dominion Realty Trust, Inc., 4.000%, due 12/15/35	10,517,381

			10,517,381

		Retail: 0.5%
16,320,000	L	TJX Cos, Inc., 1.560%, due 02/13/21	13,015,200

			13,015,200

		Software: 0.1%
2,889,000		Red Hat, Inc., 0.500%, due 01/15/24	3,145,399

			3,145,399

		Telecommunications: 2.8%
5,800,000		Crown Castle International Corp., 4.000%, due 07/15/10	18,813,750
17,650,000	L	Juniper Networks, Inc., 0.000%, due 06/15/08	17,716,188
6,500,000	L	Lucent Technologies, Inc., 2.750%, due 06/15/23	6,378,125
20,617,000	L	Lucent Technologies, Inc., 2.750%, due 06/15/25	20,385,059
12,800,000		Lucent Technologies, Inc., 8.000%, due 08/01/31	12,896,000
1,825,000	L	Time Warner Telecom, Inc., 2.375%, due 04/01/26	1,895,716

			78,084,838

		Total Convertible Bonds (Cost $272,465,513)	302,497,110

CORPORATE BONDS/NOTES: 1.0%
		Diversified Financial Services: 0.5%
15,000,000	L	General Motors Acceptance Corp., 6.750%, due 12/01/14	13,954,005

			13,954,005

		Pharmaceuticals: 0.5%
13,767,000	L	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	11,977,290

			11,977,290

		Total Corporate Bonds/Notes (Cost $25,210,149)	25,931,295

		Total Long-Term Investments (Cost $2,040,516,181)	2,271,018,219

SHORT-TERM INVESTMENTS: 27.3%
		Money Market: 16.1%
439,098,467		T. Rowe Price Reserve Investment Fund, 5.290%	439,098,467

		Total Money Market (Cost $439,098,467)	439,098,467

		Securities Lending CollateralCC: 11.2%
305,998,216		The Bank of New York Institutional Cash Reserves Fund	305,998,216

		Total Securities Lending Collateral (Cost $305,998,216)	305,998,216

		Total Short-Term Investments (Cost $745,096,683)	745,096,683

Total Investments In Securities (Cost $2,785,612,864)*	110.7%	$3,016,114,902
Other Assets and Liabilities-Net	(10.7)	(291,238,131)

Net Assets	100.0%	$2,724,876,771

See Accompanying Notes to Financial Statements

125

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $2,785,955,204. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$324,541,475
Gross Unrealized Depreciation	(94,381,777)

Net Unrealized Appreciation	$230,159,698

See Accompanying Notes to Financial Statements

126

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 95.4%
		Aerospace/ Defense: 1.4%
103,400		Lockheed Martin Corp.	$7,417,916
220,500		Raytheon Co.	9,827,685

			17,245,601

		Agriculture: 0.5%
133,700	L	UST, Inc.	6,041,903

			6,041,903

		Auto Manufacturers: 0.2%
297,900	L	Ford Motor Co.	2,064,447

			2,064,447

		Banks: 6.4%
202,138		Bank of America Corp.	9,722,838
52,500	@@,L	Bank of Ireland ADR	3,772,125
356,000		Fifth Third BanCorp	13,154,200
381,000	L	Mellon Financial Corp.	13,117,830
109,050		Mercantile Bankshares Corp.	3,889,814
134,900	L	National City Corp.	4,882,031
58,400	L	Northern Trust Corp.	3,229,520
201,800		State Street Corp.	11,722,562
127,200		SunTrust Banks, Inc.	9,700,272
74,200		Wells Fargo & Co.	4,977,336

			78,168,528

		Beverages: 2.3%
309,900		Anheuser-Busch Cos., Inc.	14,128,341
324,700		Coca-Cola Co.	13,968,594

			28,096,935

		Biotechnology: 0.4%
177,100	@,L	Medimmune, Inc.	4,799,410

			4,799,410

		Building Materials: 0.6%
99,100	L	Vulcan Materials Co.	7,729,800

			7,729,800

		Chemicals: 2.0%
248,420		Chemtura Corp.	2,320,243
288,900		EI Du Pont de Nemours & Co.	12,018,240
113,600	@	Hercules, Inc.	1,733,536
249,000		International Flavors & Fragrances, Inc.	8,774,760

			24,846,779

		Commercial Services: 0.5%
234,700		H&R Block, Inc.	5,599,942

			5,599,942

		Computers: 1.7%
300,000	@	Dell, Inc.	7,323,000
175,800		International Business Machines Corp.	13,504,956

			20,827,956

		Cosmetics/ Personal Care: 2.1%
318,100		Avon Products, Inc.	9,861,100
264,500		Colgate-Palmolive Co.	15,843,550

			25,704,650

		Distribution/ Wholesale: 0.6%
167,400		Genuine Parts Co.	6,973,884

			6,973,884

		Diversified Financial Services: 5.8%
704,500		Charles Schwab Corp.	11,257,910
122,966		Citigroup, Inc.	5,931,880
113,100		Fannie Mae	5,440,110
709,844		JPMorgan Chase & Co.	29,813,448
292,100		Morgan Stanley	18,463,641

			70,906,989

		Electric: 5.1%
434,500		Duke Energy Corp.	12,761,265
139,500	L	Entergy Corp.	9,869,625
134,900		FirstEnergy Corp.	7,312,929
517,300		NiSource, Inc.	11,297,832
89,000	L	Pinnacle West Capital Corp.	3,551,990
195,300		Progress Energy, Inc.	8,372,511
114,000		TECO Energy, Inc.	1,703,160
364,700		Xcel Energy, Inc.	6,994,946

			61,864,258

		Environmental Control: 0.9%
297,100		Waste Management, Inc.	10,659,948

			10,659,948

		Food: 2.5%
263,900		Campbell Soup Co.	9,793,329
217,100		General Mills, Inc.	11,215,386
158,900		McCormick & Co., Inc.	5,331,095
86,900		Sara Lee Corp.	1,392,138
106,700		Sysco Corp.	3,260,752

			30,992,700

		Forest Products & Paper: 2.0%
587,393		International Paper Co.	18,972,794
199,800		MeadWestvaco Corp.	5,580,414

			24,553,208

See Accompanying Notes to Financial Statements

127

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Healthcare — Products: 2.0%
185,700		Baxter International, Inc.	$6,826,332
262,100	@	Boston Scientific Corp.	4,413,764
212,500		Johnson & Johnson	12,733,000

			23,973,096

		Home Furnishings: 0.7%
194,400	@@	Sony Corp. ADR	8,561,376

			8,561,376

		Household Products/ Wares: 2.0%
174,500		Avery Dennison Corp.	10,131,470
92,400		Fortune Brands, Inc.	6,561,324
126,400		Kimberly-Clark Corp.	7,798,880

			24,491,674

		Housewares: 0.9%
448,900	L	Newell Rubbermaid, Inc.	11,595,087

			11,595,087

		Insurance: 5.5%
248,000		American International Group, Inc.	14,644,400
115,000		Chubb Corp.	5,738,500
184,877		Lincoln National Corp.	10,434,458
671,100		Marsh & McLennan Cos., Inc.	18,045,879
232,692		St. Paul Cos.	10,373,409
410,100		UnumProvident Corp.	7,435,113

			66,671,759

		Machinery — Diversified: 0.7%
100,200		Deere & Co.	8,365,698

			8,365,698

		Media: 8.1%
355,543	@,L	Comcast Corp.	11,640,478
255,100	L	Dow Jones & Co., Inc.	8,931,051
144,600	@,L	EchoStar Communications Corp.	4,455,126
48,212		McClatchy Co.	1,934,248
468,700	L	New York Times Co.	11,501,898
885,000		Time Warner, Inc.	15,310,500
497,500	L	Tribune Co.	16,133,925
324,700		Viacom, Inc.	8,783,135
245,700	@	Viacom, Inc.	8,805,888
380,500		Walt Disney Co.	11,415,000

			98,911,249

		Mining: 0.7%
256,500		Alcoa, Inc.	8,300,340

			8,300,340

		Miscellaneous Manufacturing: 7.1%
88,100	@	Cooper Industries Ltd.	8,186,252
361,100	L	Eastman Kodak Co.	8,586,958
69,100		Eaton Corp.	5,210,140
1,018,300		General Electric Co.	33,563,168
410,200		Honeywell International, Inc.	16,531,060
250,200	L	Pall Corp.	7,005,600
264,900	@@,L	Tyco International Ltd.	7,284,750

			86,367,928

		Oil & Gas: 8.9%
197,000		Anadarko Petroleum Corp.	9,394,930
158,224	@@	BP PLC ADR	11,013,973
371,590	L	ChevronTexaco Corp.	23,060,875
364,024		Exxon Mobil Corp.	22,332,872
290,100	L	Hess Corp.	15,331,785
160,500		Murphy Oil Corp.	8,965,530
276,200	@@	Royal Dutch Shell PLC ADR	18,499,876

			108,599,841

		Oil & Gas Services: 0.8%
144,800	L	Schlumberger Ltd.	9,427,928

			9,427,928

		Pharmaceuticals: 6.8%
216,800		Abbott Laboratories	9,454,648
347,300		Bristol-Myers Squibb Co.	8,981,178
262,600		Eli Lilly & Co.	14,513,902
493,400		Merck & Co., Inc.	17,974,562
575,600		Pfizer, Inc.	13,509,332
280,400		Schering-Plough Corp.	5,336,012
286,400		Wyeth	12,719,024

			82,488,658

		Real Estate Investment Trusts: 0.4%
57,600	L	Simon Property Group LP	4,777,344

			4,777,344

		Retail: 1.8%
159,100		Home Depot, Inc.	5,694,189
220,800	L	RadioShack Corp.	3,091,200
280,400		Wal-Mart Stores, Inc.	13,506,868

			22,292,257

		Semiconductors: 1.1%
227,600		Analog Devices, Inc.	7,315,064
290,700		Intel Corp.	5,508,765

			12,823,829

		Software: 1.5%
792,700		Microsoft Corp.	18,469,910

			18,469,910

		Telecommunications: 8.4%
194,700		Alltel Corp.	12,427,701
724,903	L	AT&T, Inc.	20,217,545
448,300	@,L	Cisco Systems, Inc.	8,755,299
1,220,600	@,L	Lucent Technologies, Inc.	2,953,852
351,600		Motorola, Inc.	7,084,740
516,000	@@	Nokia OYJ ADR	10,454,160
1,795,000	@,L	Qwest Communications International, Inc.	14,521,550
519,500		Sprint Corp. — FON Group	10,384,805
67,800	@@	TELUS Corp. NV	2,737,764
46,200	@@	TELUS Corp.	1,904,826
337,650		Verizon Communications, Inc.	11,307,899

			102,750,141

		Toys/ Games/ Hobbies: 0.9%
630,600		Mattel, Inc.	10,411,206

			10,411,206

		Transportation: 2.1%
132,600		Norfolk Southern Corp.	7,056,972
194,100		Union Pacific Corp.	18,043,534

			25,100,506

		Total Common Stock (Cost $1,038,262,945)	1,161,456,765

PREFERRED STOCK: 0.1%
		Insurance: 0.1%
35,900		UnumProvident Corp.	1,027,638

		Total Preferred Stock (Cost $897,500)	1,027,638

See Accompanying Notes to Financial Statements

128

PORTFOLIO OF INVESTMENTS
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

CONVERTIBLE BOND: 0.2%
	Telecommunications: 0.2%
$2,070,000	Lucent Technologies, Inc., 8.000%, due 08/01/31	$2,085,525

	Total Convertible Bond (Cost $1,646,861)	2,085,525

	Total Long-Term Investments (Cost $1,040,807,306)	1,164,569,928

SHORT-TERM INVESTMENTS: 16.0%
	Money Market: 4.4%
53,902,897	T. Rowe Price Reserve Investment Fund, 5.290%	53,902,897

	Total Money Market (Cost $53,902,897)	53,902,897

	Securities Lending CollateralCC: 11.6%
141,828,002	The Bank of New York Institutional Cash Reserves Fund	141,828,002

	Total Securities Lending Collateral (Cost $141,828,002)	141,828,002

	Total Short-Term Investments (Cost $195,730,899)	195,730,899

Total Investments In Securities (Cost $1,236,538,205)*	111.7%	$1,360,300,827
Other Assets and Liabilities-Net	(11.7)	(142,914,179)

Net Assets	100.0%	$1,217,386,648

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $1,244,620,991. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$165,440,311
Gross Unrealized Depreciation	(49,760,475)

Net Unrealized Appreciation	$115,679,836

See Accompanying Notes to Financial Statements

129

PORTFOLIO OF INVESTMENTS
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Country Allocation

as of June 30, 2006
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.9%
		Bermuda: 5.0%
145,000		Accenture Ltd.	$4,106,400
70,000		ACE Ltd.	3,541,300
315,000	L	Tyco International Ltd.	8,662,500
60,000	L	XL Capital Ltd.	3,678,000

			19,988,200

		Canada: 1.3%
150,000	L	BCE, Inc.	3,544,746
150,000	L	Quebecor World, Inc.	1,666,219

			5,210,965

		Finland: 2.1%
290,000		Stora Enso OYJ	4,048,151
200,000		UPM-Kymmene OYJ	4,297,523

			8,345,674

		France: 3.1%
50,000		Accor	3,041,780
200,000		France Telecom SA	4,267,407
50,005		Sanofi-Synthelabo SA	4,872,011

			12,181,198

		Germany: 5.6%
130,000		Bayerische Motoren Werke AG	6,483,044
20,000		EON AG	2,298,507
103,500	@	Infineon Technologies AG	1,150,453
28,000		Muenchener Rueckversicherungs AG	3,820,764
100,000		Siemens AG	8,689,355

			22,442,123

		Hong Kong: 1.3%
300,000		Cheung Kong Holdings Ltd.	3,254,788
200,000		Swire Pacific Ltd.	2,064,267

			5,319,055

		Italy: 2.2%
140,000	L	ENI-Ente Nazionale Idrocarburi S.p.A.	4,112,218
600,000	L	UniCredito Italiano S.p.A.	4,692,654

			8,804,872

		Japan: 7.1%
136,000		Fuji Photo Film Co., Ltd.	4,565,667
400,000		Hitachi Ltd.	2,642,680
40		KDDI Corp.	242,994
400,000	@	Konica Minolta Holdings, Inc.	5,061,270
400		Mitsubishi Tokyo Financial Group, Inc.	5,607,175
12,000		Nintendo Co., Ltd.	2,016,265
120,000		Nomura Holdings, Inc.	2,253,657
85,000		Sony Corp.	3,747,651
35,000		Takeda Chemical Industries Ltd.	2,178,667

			28,316,026

		Mexico: 0.9%
170,000	L	Telefonos de Mexico SA de CV ADR	3,541,100

			3,541,100

		Netherlands: 6.0%
43,000		Akzo Nobel NV	2,316,147
140,000		Koninklijke Philips Electronics NV	4,361,421
400,000		Reed Elsevier NV	5,995,357
211,749		Royal Dutch Shell PLC — Class B	7,396,298
180,000		Unilever NV	4,076,428

			24,145,651

		Norway: 0.5%
138,285		Norske Skogindustrier ASA	2,025,865

			2,025,865

		South Africa: 0.6%
200,000	L	Sappi Ltd.	2,464,242

			2,464,242

		South Korea: 1.8%
54,000		Kookmin Bank	4,449,173
4,000		Samsung Electronics Co., Ltd.	2,538,832

			6,988,005

		Spain: 1.8%
200,000	L	Banco Santander Central Hispano SA	2,922,480
150,000	L	Repsol YPF SA	4,295,691

			7,218,171

		Switzerland: 5.0%
20,000		Nestle SA	6,270,212
70,000		Novartis AG	3,777,654
79,410		Swiss Reinsurance	5,540,377
40,000		UBS AG	4,378,607

			19,966,850

		Taiwan: 0.6%
257,497		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,363,822

			2,363,822

		United Kingdom: 17.0%
100,000		Amvescap PLC	914,871
300,000		Aviva PLC	4,245,846
610,000		BP PLC	7,072,816
500,000		British Sky Broadcasting PLC	5,283,889
1,300,000		Compass Group PLC	6,298,244
260,000		GlaxoSmithKline PLC	7,255,875
240,000		HSBC Holdings PLC	4,221,605
350,000		National Grid PLC	3,781,775
300,000		Pearson PLC	4,079,588
1,350,000		Rentokil Initial PLC	3,891,134

See Accompanying Notes to Financial Statements

130

PORTFOLIO OF INVESTMENTS
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		United Kingdom (continued)
815	@	Rolls-Royce Group PLC	$6,233
220,000		Royal Bank of Scotland Group PLC	7,221,526
150,000		Smiths Group PLC	2,469,091
3,250,000		Vodafone Group PLC	6,917,154
140,000	L	Willis Group Holdings Ltd.	4,494,000

			68,153,647

		United States: 35.0%
120,000		Abbott Laboratories	5,233,200
100,000		American International Group, Inc.	5,905,000
160,000		Bank of New York	5,152,000
175,000		Bristol-Myers Squibb Co.	4,525,500
130,000	@	Cadence Design Systems, Inc.	2,229,500
150,000	@,L	Comcast Corp.	4,911,000
350,000	@,L	DIRECTV Group, Inc.	5,775,000
120,000	L	DTE Energy Co.	4,888,800
180,000	L	Eastman Kodak Co.	4,280,400
400,000	L	El Paso Corp.	6,000,000
200,000	L	Electronic Data Systems Corp.	4,812,000
140,000	@,L	Expedia, Inc.	2,095,800
160,000		General Electric Co.	5,273,600
200,000	L	H&R Block, Inc.	4,772,000
80,000	L	HCA, Inc.	3,452,000
120,000		International Paper Co.	3,876,000
600,000	@,L	Interpublic Group of Cos., Inc.	5,010,000
220,000		Merck & Co., Inc.	8,014,600
340,000		Microsoft Corp.	7,922,000
500,000		News Corp., Inc.	9,590,000
250,000	@	Oracle Corp.	3,622,500
270,000		Pfizer, Inc.	6,336,900
120,000		Raytheon Co.	5,348,400
200,000	@,L	Seagate Technology, Inc.	4,528,000
450,000	@,L	Tenet Healthcare Corp.	3,141,000
230,000		Time Warner, Inc.	3,979,000
85,000		Torchmark Corp.	5,161,200
120,000	@	Viacom, Inc.	4,300,800

			140,136,200

		Total Common Stock (Cost $365,218,012)	387,611,666

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 21.8%
	U.S. Government Agency Obligations 2.6%
$10,500,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$10,495,669

	Total U.S. Government Agency Obligations (Cost $10,495,669)	10,495,669

	Securities Lending CollateralCC: 19.2%
76,813,366	The Bank of New York Institutional Cash Reserves Fund	76,813,366

	Total Securities Lending Collateral (Cost $76,813,366)	76,813,366

	Total Short-Term Investments (Cost $87,309,035)	87,309,035

Total Investments In Securities (Cost $452,527,047)*	118.7%	$474,920,701
Other Assets and Liabilities-Net	(18.7)	(75,021,063)

Net Assets	100.0%	$399,899,638

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $452,722,947. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$33,879,169
Gross Unrealized Depreciation	(11,681,415)

Net Unrealized Appreciation	$22,197,754

Percentage of
Industry	Net Assets

Advertising	1.3%
Aerospace/ Defense	1.3
Auto Manufacturers	1.6
Banks	9.7
Chemicals	0.6
Commercial Services	3.6
Computers	2.9
Diversified Financial Services	0.8
Electric	2.7
Electrical Components and Equipment	0.7
Electronics	1.1
Federal Home Loan Bank	2.6
Food	2.6
Food Service	1.6
Forest Products and Paper	4.2
Healthcare — Services	1.6
Holding Companies — Diversified	0.5
Home Furnishings	0.9
Insurance	9.1
Internet	0.5
Lodging	0.8
Media	11.0
Miscellaneous Manufacturing	9.8
Oil and Gas	5.7
Pharmaceuticals	10.5
Pipelines	1.5
Real Estate	0.8
Semiconductors	1.5
Software	2.9
Telecommunications	4.6
Toys/ Games/ Hobbies	0.5
Securities Lending Collateral	19.2
Other Assets and Liabilities, Net	(18.7)

Total Net Assets	100.0%

See Accompanying Notes to Financial Statements

131

PORTFOLIO OF INVESTMENTS
ING UBS U.S. ALLOCATION PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006
(as a percent of net assets)

Common Stock	63.7%

U.S. Government Agency Obligations	12.6%

Investment Companies	7.1%

U.S. Treasury Obligations	6.9%

Collateralized Mortgage Obligations	5.2%

Corporate Bonds/Notes	4.8%

Asset-Backed Securities	0.9%

Other Bonds	0.1%

Other Assets and Liabilities, Net*	-1.3%

Net Assets	100.0%

*	Includes short-term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 63.7%
		Advertising: 2.0%
19,500		Omnicom Group	$1,737,255
12,131	@	RH Donnelley Corp.	655,923

			2,393,178

		Aerospace/Defense: 0.8%
3,500		Lockheed Martin Corp.	251,090
10,800		Northrop Grumman Corp.	691,848

			942,938

		Auto Parts & Equipment: 1.7%
8,200		BorgWarner, Inc.	533,820
17,800		Johnson Controls, Inc.	1,463,516

			1,997,336

		Banks: 5.5%
36,900		Fifth Third BanCorp	1,363,455
46,900		Mellon Financial Corp.	1,614,767
16,100		PNC Financial Services Group, Inc.	1,129,737
37,700		Wells Fargo & Co.	2,528,916

			6,636,875

		Beverages: 0.5%
13,000		Anheuser-Busch Cos., Inc.	592,670

			592,670

		Biotechnology: 1.1%
21,400	@,L	Genzyme Corp.	1,306,470

			1,306,470

		Building Materials: 1.5%
59,900		Masco Corp.	1,775,436

			1,775,436

		Commercial Services: 1.3%
21,900	@@	Accenture Ltd.	620,208
32,600		Cendant Corp.	531,054
17,000		H&R Block, Inc.	405,620

			1,556,882

		Computers: 0.7%
36,000	@	Dell, Inc.	878,760

			878,760

		Diversified Financial Services: 7.4%
72,700		Citigroup, Inc.	3,507,048
20,200		Freddie Mac	1,151,602
35,400		JPMorgan Chase & Co.	1,486,800
43,700		Morgan Stanley	2,762,277

			8,907,727

		Electric: 3.1%
18,500		American Electric Power Co., Inc.	633,625
37,500		Exelon Corp.	2,131,125
22,100		NiSource, Inc.	482,664
9,600		Northeast Utilities	198,432
14,500		Pepco Holdings, Inc.	341,910

			3,787,756

		Electronics: 0.6%
16,500	@	Waters Corp.	732,600

			732,600

		Food: 1.6%
52,500		Kroger Co.	1,147,650
24,200		Sysco Corp.	739,552

			1,887,202

		Gas: 0.7%
17,500		Sempra Energy	795,900

			795,900

		Healthcare — Products: 2.2%
14,400	@	Boston Scientific Corp.	242,496
28,700		Johnson & Johnson	1,719,704
15,900		Medtronic, Inc.	746,028

			2,708,228

		Healthcare — Services: 1.9%
7,800	@,L	Healthsouth Corp.	30,030
38,060		UnitedHealth Group, Inc.	1,704,327
7,400	@	WellPoint, Inc.	538,498

			2,272,855

		Insurance: 2.8%
14,500		Allstate Corp.	793,585
29,300		American International Group, Inc.	1,730,165
10,000		Hartford Financial Services Group, Inc.	846,000

			3,369,750

		Internet: 1.0%
19,050	@,L	Expedia, Inc.	285,179
60,342	@,L	Symantec Corp.	937,715

			1,222,894

		Leisure Time: 1.7%
30,200	L	Carnival Corp.	1,260,548
13,400		Harley-Davidson, Inc.	735,526

			1,996,074

See Accompanying Notes to Financial Statements

132

PORTFOLIO OF INVESTMENTS
ING UBS U.S. ALLOCATION PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Media: 1.5%
59,800	@,L	DIRECTV Group, Inc.	$986,700
31,900		News Corp., Inc.	611,842
8,000	@,L	Univision Communications, Inc.	268,000

			1,866,542

		Miscellaneous Manufacturing: 1.4%
34,600		Illinois Tool Works, Inc.	1,643,500

			1,643,500

		Oil & Gas: 2.7%
7,000		ENSCO International, Inc.	322,140
12,200		Exxon Mobil Corp.	748,470
15,900	@,L	Global Santa Fe Corp.	918,225
15,700		Marathon Oil Corp.	1,307,810

			3,296,645

		Oil & Gas Services: 0.5%
7,200	L	Baker Hughes, Inc.	589,320

			589,320

		Pharmaceuticals: 6.3%
17,300		Allergan, Inc.	1,855,598
41,300		Bristol-Myers Squibb Co.	1,068,018
14,200		Caremark Rx, Inc.	708,154
7,500	@,L	Cephalon, Inc.	450,750
17,800	@	Medco Health Solutions, Inc.	1,019,584
54,450		Wyeth	2,418,125

			7,520,229

		Retail: 2.2%
25,700	L	Costco Wholesale Corp.	1,468,241
19,300	@,L	Kohl’s Corp.	1,141,016

			2,609,257

		Semiconductors: 1.8%
20,200		Analog Devices, Inc.	649,228
57,500		Intel Corp.	1,089,625
17,500	L	Xilinx, Inc.	396,375

			2,135,228

		Software: 4.2%
17,300	@,L	Mercury Interactive Corp.	604,981
117,300		Microsoft Corp.	2,733,090
108,700	@	Oracle Corp.	1,575,063
7,200	@,L	Salesforce.com, Inc.	191,952

			5,105,086

		Telecommunications: 2.6%
36,800	L	AT&T, Inc.	1,026,352
4,774	L	Embarq Corp.	195,686
94,894	L	Sprint Corp. — FON Group	1,896,931

			3,118,969

		Transportation: 2.4%
19,500		Burlington Northern Santa Fe Corp.	1,545,375
11,600		FedEx Corp.	1,355,575

			2,900,950

		Total Common Stock (Cost $67,497,516)	76,547,257

INVESTMENT COMPANIES: 7.1%
182,657	(1)	UBS High Yield Fund	3,622,799
115,547	(1)	UBS Small Equity Fund	4,859,290

			8,482,089

		Total Mutual Funds (Cost $7,279,481)	8,482,089

Principal
Amount			Value

CORPORATE BONDS/NOTES: 4.8%
		Auto Manufacturers: 0.2%
$190,000	@@	DaimlerChrysler NA Holding Corp., 4.050%, due 06/04/08	$183,786

			183,786

		Auto Parts & Equipment: 0.1%
70,000		Johnson Controls, Inc., 5.500%, due 01/15/16	66,538

			66,538

		Banks: 0.2%
25,000	@@	Abbey National PLC, 7.950%, due 10/26/29	29,849
95,000		Bank of America Corp., 7.400%, due 01/15/11	101,179
45,000		Bank One Corp., 7.875%, due 08/01/10	48,464
45,000		Wachovia Bank NA, 7.800%, due 08/18/10	48,204
50,000		Wells Fargo & Co., 6.450%, due 02/01/11	51,535

			279,231

		Beverages: 0.0%
25,000	#	Miller Brewing Co., 5.500%, due 08/15/13	24,022

			24,022

		Chemicals: 0.0%
40,000		ICI Wilmington, Inc., 4.375%, due 12/01/08	38,624

			38,624

		Commercial Services: 0.1%
25,000		Cendant Corp., 6.250%, due 01/15/08	25,234
70,000	#	Erac USA Finance Co., 7.350%, due 06/15/08	71,879

			97,113

		Cosmetics/Personal Care: 0.0%
35,000		Avon Products, Inc., 7.150%, due 11/15/09	36,576

			36,576

		Diversified Financial Services: 2.1%
20,000	L	American General Finance Corp., 5.375%, due 10/01/12	19,484
65,000		Capital One Financial Corp., 5.500%, due 06/01/15	61,581
56,000		Citigroup, Inc., 5.000%, due 09/15/14	52,500
345,000		Citigroup, Inc., 5.625%, due 08/27/12	341,305
50,000	L	Countrywide Home Loans, Inc., 3.250%, due 05/21/08	47,861
35,000		Credit Suisse First Boston USA, Inc., 6.500%, due 01/15/12	36,156
690,000		Ford Motor Credit Co., 5.800%, due 01/12/09	630,718
330,000		General Electric Capital Corp., 6.000%, due 06/15/12	334,204
30,000		General Electric Capital Corp., 6.750%, due 03/15/32	32,123
30,000		General Motors Acceptance Corp., 6.125%, due 09/15/06	29,957
130,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	124,173
190,000		Goldman Sachs Group, Inc., 6.875%, due 01/15/11	197,617

See Accompanying Notes to Financial Statements

133

PORTFOLIO OF INVESTMENTS
ING UBS U.S. ALLOCATION PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Diversified Financial Services (continued)
$150,000		HSBC Finance Corp., 6.750%, due 05/15/11	$155,762
95,000		International Lease Finance Corp., 3.500%, due 04/01/09	89,700
75,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	78,030
190,000		Morgan Stanley, 6.750%, due 04/15/11	197,463
115,000		Residential Capital Corp., 6.125%, due 11/21/08	113,729

			2,542,363

		Electric: 0.3%
70,000		Dominion Resources, Inc./VA, 5.950%, due 06/15/35	62,964
100,000		FirstEnergy Corp., 6.450%, due 11/15/11	101,866
70,000		Pacific Gas & Electric Co., 6.050%, due 03/01/34	66,282
30,000		PPL Capital Funding Trust I, 4.330%, due 03/01/09	28,770
40,000		TXU Energy Co. LLC, 7.000%, due 03/15/13	40,884

			300,766

		Food: 0.1%
90,000		Kraft Foods, Inc., 5.625%, due 11/01/11	88,748
30,000		Kroger Co., 7.500%, due 04/01/31	31,583
45,000		Safeway, Inc., 7.250%, due 02/01/31	45,802

			166,133

		Healthcare — Services: 0.1%
90,000		UnitedHealth Group, Inc., 5.800%, due 03/15/36	80,826

			80,826

		Household Products/Wares: 0.1%
105,000		Fortune Brands, Inc., 5.375%, due 01/15/16	97,304

			97,304

		Insurance: 0.1%
70,000		Allstate Corp./ The, 7.200%, due 12/01/09	73,310
35,000		Marsh & McLennan Cos., Inc., 6.250%, due 03/15/12	34,999

			108,309

		Leisure Time: 0.0%
40,000	#	Harley-Davidson, Inc., 3.625%, due 12/15/08	38,195

			38,195

		Media: 0.2%
120,000		Comcast Cable Communications, 6.750%, due 01/30/11	123,952
35,000		News America, Inc., 6.200%, due 12/15/34	31,862
35,000		Time Warner, Inc., 7.625%, due 04/15/31	37,794

			193,608

		Office/Business Equipment: 0.0%
25,000	L	Pitney Bowes, Inc., 4.625%, due 10/01/12	23,491

			23,491

		Oil & Gas: 0.1%
60,000		Devon Financing Corp. ULC, 6.875%, due 09/30/11	62,450
25,000		Marathon Oil Corp., 6.125%, due 03/15/12	25,256
40,000		Valero Energy Corp., 7.500%, due 04/15/32	43,557

			131,263

		Pharmaceuticals: 0.2%
90,000	L	Abbott Laboratories, 5.600%, due 05/15/11	89,596
105,000	#	Allergan, Inc., 5.750%, due 04/01/16	102,210
20,000		Teva Pharmaceutical Finance LLC, 5.550%, due 02/01/16	18,791
35,000		Wyeth, 5.500%, due 03/15/13	34,120

			244,717

		Pipelines: 0.1%
50,000		Kinder Morgan Ener Part, 5.125%, due 11/15/14	45,721
100,000		Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	85,608

			131,329

		Real Estate: 0.0%
25,000		EOP Operating LP, 7.250%, due 06/15/28	25,623

			25,623

		Real Estate Investment Trusts: 0.1%
85,000	#	Prologis, 5.625%, due 11/15/15	81,307

			81,307

		Savings & Loans: 0.3%
230,000		Washington Mutual Bank/ Henderson NV, 5.950%, due 05/20/13	227,650
180,000		Washington Mutual, Inc., 5.625%, due 01/15/07	179,867

			407,517

		Telecommunications: 0.3%
35,000		AT&T Corp., 8.000%, due 11/15/31	40,301
25,000		AT&T Wireless Services, Inc., 8.750%, due 03/01/31	30,738
30,000	L	BellSouth Corp., 6.550%, due 06/15/34	28,659
105,000		Cisco Systems, Inc., 5.500%, due 02/22/16	101,009
65,000		Sprint Capital Corp., 8.750%, due 03/15/32	78,607
70,000	@@	Telecom Italia Capital SA, 5.250%, due 11/15/13	64,809

			344,123

See Accompanying Notes to Financial Statements

134

PORTFOLIO OF INVESTMENTS
ING UBS U.S. ALLOCATION PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Transportation: 0.1%
$25,000		Burlington Northern Santa Fe Corp., 7.082%, due 05/13/29	$27,204
65,000		Norfolk Southern Corp., 5.257%, due 09/17/14	62,583

			89,787

		Total Corporate Bonds/Notes (Cost $5,940,587)	5,732,551

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.5%
		Federal Government Loan Mortgage Corporation: 2.1%
182,596		4.500%, due 05/01/34	166,125
281,603		4.500%, due 12/01/34	256,202
564,097		5.500%, due 04/01/18	554,356
375,909		5.500%, due 11/01/18	369,593
414,885		5.500%, due 12/01/18	407,914
170,681		5.500%, due 01/01/19	167,734
298,272		5.500%, due 05/01/20	292,745
54,048		6.000%, due 12/01/17	54,155
126,148		6.000%, due 03/01/29	124,850
24,485		6.500%, due 06/01/29	24,760
137,533		7.000%, due 07/01/32	140,984

			2,559,418

		Federal Home Loan Mortgage Corporation: 0.6%
155,000	L	4.375%, due 11/16/07	152,756
348,983		4.507%, due 01/01/35	341,032
180,000		5.750%, due 06/27/16	180,341

			674,129

		Federal National Mortgage Association: 8.3%
1,005,000		3.875%, due 07/15/08	975,029
62,792		4.223%, due 03/01/34	62,817
385,000		4.625%, due 06/01/10	372,177
528,353		4.699%, due 03/01/35	536,591
381,018		4.886%, due 05/01/35	390,161
565,165		4.927%, due 02/01/35	572,983
1,475,000	W	5.000%, due 07/15/34	1,379,125
330,000		5.200%, due 11/08/10	324,754
525,190		5.500%, due 11/01/17	516,662
238,586		5.500%, due 12/01/17	234,712
1,027,588		5.500%, due 05/01/18	1,010,488
468,553		5.500%, due 03/01/20	460,945
427,512		5.500%, due 02/01/24	416,356
61,435		6.000%, due 08/01/17	61,689
42,987		6.000%, due 04/01/18	43,148
631,235		6.000%, due 06/01/23	628,619
77,577		6.000%, due 03/01/29	76,758
249,642		6.000%, due 12/01/29	247,006
300,000		6.250%, due 02/01/11	307,558
202,518		6.500%, due 06/01/17	205,514
263,845		6.500%, due 12/01/28	266,633
25,894		6.500%, due 05/01/30	26,167
186,196		6.500%, due 07/01/31	187,952
270,000	L	6.625%, due 09/15/09	279,339
345,000		6.625%, due 11/15/30	391,928

			9,975,111

		Government National Mortgage Association: 0.5%
26,170		5.125%, due 12/20/29	26,003
180,000		5.625%, due 06/13/16	178,118
272,803		6.000%, due 07/15/29	271,522
119,178		6.000%, due 01/20/34	117,913

			593,556

		Total U.S. Government Agency Obligations (Cost $14,161,837)	13,802,214

U.S. TREASURY OBLIGATIONS: 6.9%
		U.S. Treasury Bond: 4.7%
460,000	L	3.875%, due 05/15/09	444,817
420,000	L	3.875%, due 02/15/13	391,092
1,165,000	L	4.500%, due 11/15/15	1,110,027
305,000	L	4.750%, due 03/31/11	300,509
390,000	L	6.250%, due 08/15/23	430,250
95,000	L	6.250%, due 05/15/30	107,632
855,000	L	8.500%, due 02/15/20	1,118,447
475,000		8.750%, due 05/15/17	613,010
835,000	L	8.875%, due 02/15/19	1,109,768

			5,625,552

		U.S. Treasury Inflation-Indexed Bond: 0.5%
605,000	L	2.000%, due 07/15/14	623,011

			623,011

		U.S. Treasury Note: 1.7%
770,000	L	4.625%, due 02/29/08	763,232
1,320,000	L	4.875%, due 05/15/09	1,311,441

			2,074,673

		Total U.S. Treasury Obligations (Cost $8,415,676)	8,323,236

ASSET-BACKED SECURITIES: 0.9%
		Automobile Asset-Backed Securities: 0.4%
500,000		WFS Financial Owner Trust, 4.840%, due 11/19/12	489,710

			489,710

		Other Asset-Backed Securities: 0.5%
6,726		California Infrastructure PG&E-1, 6.420%, due 09/25/08	6,746
185,000		CenterPoint Energy Transition Bond Co. LLC, 5.630%, due 09/15/15	184,660
25,124	#	Countrywide Asset-Backed Certificates, 5.663%, due 06/25/33	25,229
200,000		Massachusetts RRB Special Purpose Trust, 7.030%, due 03/15/12	207,338
170,000	+	Structured Asset Securities Corp., 6.080%, (step rate 6.580%) due 11/25/32	167,029

			591,002

		Total Asset-Backed Securities (Cost $1,115,547)	1,080,712

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.2%
		Commercial Mortgage-Backed Securities: 2.2%
200,000		Banc of America Commercial Mortgage, Inc., 6.349%, due 06/11/35	205,058
55,000	#	Commercial Mortgage Pass Through Certificates, 5.963%, due 11/15/13	55,000
21,384	#	Commercial Mortgage Pass Through Certificates, 6.869%, due 11/15/13	21,384
61,620		DLJ Commercial Mortgage Corp., 6.080%, due 03/10/32	61,624
51,423		First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	51,802
269,973	#	Four Times Square Trust, 7.690%, due 04/15/15	280,876

See Accompanying Notes to Financial Statements

135

PORTFOLIO OF INVESTMENTS
ING UBS U.S. ALLOCATION PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Commercial Mortgage-Backed Securities (continued)
$500,000		GS Mortgage Securities Corp. II, 5.522%, due 03/21/46	$478,568
96,728		GS Mortgage Securities Corp. II, 6.312%, due 04/13/31	97,032
500,000		GS Mortgage Securities Corp. II, 6.940%, due 07/13/30	503,549
229,625		JP Morgan Commercial Mortgage Finance Corp., 7.400%, due 07/15/31	237,717
18,527		LB Commercial Conduit Mortgage Trust, 6.410%, due 06/15/31	18,540
170,821	#	Mach One Trust Commercial Mortgage-Backed, 3.890%, due 05/28/40	166,605
194,385		Morgan Stanley Dean Witter Capital I, 7.570%, due 11/15/36	204,257
323,022		PNC Mortgage Acceptance Corp., 7.610%, due 02/15/10	338,877

			2,720,889

		Whole Loan Collateral CMO: 3.0%
278,499		CS First Boston Mortgage Securities Corp., 6.000%, due 10/25/35	275,138
65,216		CS First Boston Mortgage Securities Corp., 7.000%, due 11/25/33	65,720
125,330		First Horizon Alternative Mortgage Securities, 5.318%, due 09/25/34	123,479
226,664		GSR Mortgage Loan Trust, 6.500%, due 04/25/20	229,165
350,000		Indymac Index Mortgage Loan Trust, 5.642%, due 12/25/35	342,931
500,000	+	Lehman XS Trust, 6.000%, (step rate 6.500%) due 12/25/35	478,590
356,533		Merrill Lynch Mortgage Investors, Inc., 5.911%, due 03/25/36	355,694
102,383		Morgan Stanley Mortgage Loan Trust, 6.445%, due 09/25/34	102,447
500,000	@@,#	Mound Financing PLC, 5.620%, due 02/08/42	500,000
100,000	@@,#	Paragon Mortgages PLC, 5.920%, due 05/15/43	100,194
375,000		Residential Asset Securitization Trust, 6.000%, due 05/25/36	364,713
93,226		Structured Adjustable Rate Mortgage Loan Trust, 4.940%, due 03/25/34	91,771
543,000		Structured Adjustable Rate Mortgage Loan Trust, 5.599%, due 06/25/36	533,093

			3,562,935

		Total Collateralized Mortgage Obligations (Cost $6,478,525)	6,283,824

OTHER BONDS: 0.1%
		Sovereign: 0.1%
45,000	@@	European Investment Bank, 4.875%, due 09/06/06	44,974
45,000	@@	Inter-American Development Bank, 5.750%, due 02/26/08	45,233

			90,207

		Total Other Bonds (Cost $92,779)	90,207

		Total Long-Term Investments (Cost $110,981,948)	120,342,090

SHORT-TERM INVESTMENTS: 18.0%
		U.S. Government Agency Obligations: 1.1%
1,309,000		Federal Home Loan Bank, 4.700%, due 07/03/06	1,308,487

		Total U.S. Government Agency Obligations (Cost $1,308,487)	1,308,487

		Securities Lending CollateralCC: 16.9%
20,259,141		The Bank of New York Institutional Cash Reserves Fund	20,259,141

		Total Securities Lending Collateral (Cost $20,259,141)	20,259,141

		Total Short-Term Investments (Cost $21,567,628)	21,567,628

Total Investments In Securities (Cost $132,549,576)*	118.2%	$141,909,718
Other Assets and Liabilities-Net	(18.2)	(21,799,088)

Net Assets	100.0%	$120,110,630

@	Non-income producing security
@@	Foreign Issuer
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees.
cc	Securities purchased with cash collateral for securities loaned
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
(1)	Affiliate of the Sub-Advisor
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
(2)	Step rate will only become effective after optional redemption date. The optional redemption date begins after the payment date in which aggregate principal balance of the mortgage loans is less than 10% of the pool balance as of the closing date.
*	Cost for federal income tax purposes is $132,732,505. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,090,611
Gross Unrealized Depreciation	(2,913,398)

Net Unrealized Appreciation	$9,177,213

See Accompanying Notes to Financial Statements

136

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.7%
		Advertising: 1.5%
25,322	@,L	Getty Images, Inc.	$1,608,200

			1,608,200

		Agriculture: 6.7%
29,490		Altria Group, Inc.	2,165,451
58,560		Monsanto Co.	4,930,166

			7,095,617

		Apparel: 1.9%
69,256	@	Coach, Inc.	2,070,754

			2,070,754

		Biotechnology: 2.0%
25,432	@,L	Genentech, Inc.	2,080,338

			2,080,338

		Building Materials: 0.6%
11,825	@,@@	Cemex SA de CV ADR	673,670

			673,670

		Commercial Services: 9.9%
42,000	@,L	Apollo Group, Inc.	2,170,140
26,087		Corporate Executive Board Co.	2,613,917
41,781	@	Iron Mountain, Inc.	1,561,774
48,305		Moody’s Corp.	2,630,690
39,260		Paychex, Inc.	1,530,355

			10,506,876

		Computers: 3.8%
30,093	@	Apple Computer, Inc.	1,718,912
96,075	@	Dell, Inc.	2,345,191

			4,064,103

		Diversified Financial Services: 4.6%
56,539		American Express Co.	3,009,006
3,750		Chicago Mercantile Exchange	1,841,813

			4,850,819

		Entertainment: 1.7%
46,450		International Game Technology	1,762,313

			1,762,313

		Healthcare — Products: 1.3%
33,900		Dade Behring Holdings, Inc.	1,411,596

			1,411,596

		Healthcare — Services: 2.0%
47,450		UnitedHealth Group, Inc.	2,124,811

			2,124,811

		Home Builders: 2.3%
84,400		Pulte Homes, Inc.	2,429,876

			2,429,876

		Insurance: 2.8%
985	@,L	Berkshire Hathaway, Inc.	2,997,355

			2,997,355

		Internet: 20.7%
35,764	@	Akamai Technologies, Inc.	1,294,299
76,800	@,L	Amazon.com, Inc.	2,970,624
176,170	@	eBay, Inc.	5,160,019
14,120	@	Google, Inc.	5,920,940
38,088	@	Monster Worldwide, Inc.	1,624,834
150,500	@,L	Yahoo!, Inc.	4,966,500

			21,937,216

		Lodging: 1.5%
41,836		Marriott International, Inc.	1,594,788

			1,594,788

		Media: 2.7%
72,800	@@	Grupo Televisa SA ADR	1,405,768
29,523		McGraw-Hill Cos, Inc.	1,482,559

			2,888,327

		Oil & Gas: 4.8%
85,870	@	Ultra Petroleum Corp.	5,089,515

			5,089,515

		Real Estate: 4.9%
129,150	@@,L	Brookfield Asset Management, Inc.	5,246,073

			5,246,073

		Retail: 7.9%
57,575		Costco Wholesale Corp.	3,289,260
32,650	@,L	Sears Holding Corp.	5,055,526

			8,344,786

		Software: 5.0%
51,800	@,L	Electronic Arts, Inc.	2,229,472
69,000		First Data Corp.	3,107,760

			5,337,232

		Telecommunications: 4.6%
95,400	@@	America Movil SA de CV ADR	3,173,004
48,254	@,L	Crown Castle International Corp.	1,666,693

			4,839,697

See Accompanying Notes to Financial Statements

137

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Transportation: 4.5%
40,390	L	CH Robinson Worldwide, Inc.	$2,152,787
46,000	L	Expeditors International Washington, Inc.	2,576,460

			4,729,247

		Total Common Stock (Cost $92,859,553)	103,683,209

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 24.6%
	U.S. Government Agency Obligations: 1.1%
$1,152,000	Federal Home Loan Bank 4.700%, due 07/03/06	$1,151,549

	Total U.S. Government Agency Obligations (Cost $1,151,549)	1,151,549

	Securities Lending CollateralCC: 23.5%
24,957,812	The Bank of New York Institutional Cash Reserves Fund	24,957,812

	Total Securities Lending Collateral (Cost $24,957,812)	24,957,812

	Total Short-Term Investments (Cost $26,109,361)	26,109,361

Total Investments In Securities (Cost $118,968,913)*	122.3%	$129,792,570
Other Assets and Liabilities-Net	(22.3)	(23,676,774)

Net Assets	100.0%	$106,115,796

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $119,260,496. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$17,228,957
Gross Unrealized Depreciation	(6,696,883)

Net Unrealized Appreciation	$10,532,074

See Accompanying Notes to Financial Statements

138

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Investment Types

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 97.8%
		Canada: 1.6%
276,193	L	Torstar Corp.	$4,950,839

			4,950,839

		Finland: 3.8%
286,264		Kone Oyj	11,897,195

			11,897,195

		France: 8.8%
93,058		Groupe Danone	11,816,734
39,984	L	Pernod-Ricard	7,919,242
81,349		Sanofi-Synthelabo SA	7,925,872

			27,661,848

		Netherlands: 8.0%
494,282		Reed Elsevier NV	7,408,492
143,806		Royal Numico NV	6,450,294
481,008		Wolters Kluwer NV	11,354,983

			25,213,769

		Spain: 3.1%
204,489		Altadis SA	9,655,889

			9,655,889

		Sweden: 3.7%
734,528		Swedish Match AB	11,831,469

			11,831,469

		Switzerland: 5.9%
32,886		Nestle SA	10,310,110
155,566		Novartis AG	8,395,350

			18,705,460

		United Kingdom: 34.5%
939,004		British American Tobacco PLC	23,641,590
1,979,661		Cadbury Schweppes PLC	19,063,758
567,145		Capital Radio PLC	2,411,879
541,565		Diageo PLC	9,096,296
313,685		GlaxoSmithKline PLC	8,754,074
330,396		Imperial Tobacco Group PLC	10,190,245
437,556		Reckitt Benckiser PLC	16,326,703
925,210		SMG PLC	1,398,671
394,630		Unilever PLC	8,860,595
762,804		WPP Group PLC	9,220,872

			108,964,683

		United States: 28.4%
171,779		Altria Group, Inc.	12,613,732
320,620		Bristol-Myers Squibb Co.	8,291,233
100,077		Brown-Forman Corp.	7,150,502
140,098	L	Harley-Davidson, Inc.	7,689,979
195,950	L	Kellogg Co.	9,489,859
138,893		Kimberly-Clark Corp.	8,569,698
214,830		Merck & Co., Inc.	7,826,257
282,574	L	New York Times Co.	6,934,366
568,225		Pfizer, Inc.	13,336,241
181,182		Scotts Co.	7,667,621

			89,569,488

		Total Common Stock (Cost $259,169,101)	308,450,640

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 10.1%
	U.S. Government Agency Obligations: 1.7%
$5,349,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$5,346,905

	Total U.S. Government Agency Obligations (Cost $5,346,905)	5,346,905

	Securities Lending CollateralCC: 8.4%
26,636,481	The Bank of New York Institutional Cash Reserves Fund	26,636,481

	Total Securities Lending Collateral (Cost $26,636,481)	26,636,481

	Total Short-Term Investments (Cost $31,983,386)	31,983,386

Total Investments In Securities (Cost $291,152,487)*	107.9%	$340,434,026
Other Assets and Liabilities-Net	(7.9)	(24,917,380)

Net Assets	100.0	$315,516,646

cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $291,676,994. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$53,471,184
Gross Unrealized Depreciation	(4,714,152)

Net Unrealized Appreciation	$48,757,032

See Accompanying Notes to Financial Statements

139

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Percentage of
Industry	Net Assets

Advertising	2.9%
Agriculture	21.5
Beverages	7.7
Commercial Services	3.8
Federal Home Loan Bank	1.7
Food	20.9
Household Products/ Wares	10.3
Leisure Time	2.4
Media	10.9
Pharmaceuticals	17.3
Securities Lending Collateral	8.5
Other Assets and Liabilities, Net	(7.9)

Total Net Assets	100.0%

Information concerning forward foreign currency contracts at June 30, 2006 is shown below:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	Depreciation

USD
British Pound Sterling GBP 25,035,000	Sell	07/24/06	44,697,990	$46,320,456	$(1,622,466)

See Accompanying Notes to Financial Statements

140

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)*

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 93.9%
		Aerospace/Defense: 2.1%
155,360		Northrop Grumman Corp.	$9,952,362
236,870		Raytheon Co.	10,557,296

			20,509,658

		Agriculture: 1.1%
139,510		Altria Group, Inc.	10,244,219

			10,244,219

		Auto Manufacturers: 0.9%
288,970	@@	Honda Motor Co., Ltd. ADR	9,195,025

			9,195,025

		Banks: 4.8%
364,261	L	Bank of America Corp.	17,520,954
198,230		Fifth Third BanCorp	7,324,599
158,060		PNC Financial Services Group, Inc.	11,091,070
184,360		State Street Corp.	10,709,472

			46,646,095

		Beverages: 2.4%
357,930		Coca-Cola Co.	15,398,149
126,120	@@,L	Diageo PLC ADR	8,519,406

			23,917,555

		Chemicals: 4.0%
605,740	@@	Bayer AG ADR	27,809,523
278,820	L	EI Du Pont de Nemours & Co.	11,598,912

			39,408,435

		Commercial Services: 0.1%
18,990	L	H&R Block, Inc.	453,101

			453,101

		Computers: 0.3%
92,123		Hewlett-Packard Co.	2,918,457

			2,918,457

		Cosmetics/Personal Care: 1.0%
180,020	L	Procter & Gamble Co.	10,009,112

			10,009,112

		Diversified Financial Services: 12.2%
939,240		Charles Schwab Corp.	15,009,055
577,360		Citigroup, Inc.	27,851,846
320,570	L	Freddie Mac	18,275,696
42,000		Goldman Sachs Group, Inc.	6,318,060
723,789		JPMorgan Chase & Co.	30,399,138
312,500		Merrill Lynch & Co., Inc.	21,737,500

			119,591,295

		Electric: 3.4%
256,070	L	American Electric Power Co., Inc.	8,770,398
193,760	L	Entergy Corp.	13,708,520
200,350	L	FirstEnergy Corp.	10,860,974

			33,339,892

		Electronics: 0.5%
149,930	L	Applera Corp. — Applied Biosystems Group	4,850,236

			4,850,236

		Food: 3.1%
259,800	@@,L	Cadbury Schweppes PLC ADR	10,085,436
109,100	L	ConAgra Foods, Inc.	2,412,201
805,980	@@	Unilever NV	18,174,849

			30,672,486

		Insurance: 9.3%
25,840	@@	ACE Ltd.	1,307,246
251,340	@@	Aegon NV	4,290,374
315,880		Chubb Corp.	15,762,412
63,400		Cigna Corp.	6,245,534
113,950	L	Hartford Financial Services Group, Inc.	9,640,170
643,440		Marsh & McLennan Cos., Inc.	17,302,102
94,360	L	MGIC Investment Corp.	6,133,400
81,050		PMI Group, Inc.	3,613,209
414,033		St. Paul Cos	18,457,591
128,040	@@,L	XL Capital Ltd.	7,848,852

			90,600,890

		Internet: 1.7%
1,056,080	@,L	Symantec Corp.	16,411,483

			16,411,483

		Media: 7.9%
645,710		Clear Channel Communications, Inc.	19,984,725
176,090	@,L	Comcast Corp.	5,765,187
1,331,890	L	Time Warner, Inc.	23,041,697
317,755	@	Viacom, Inc.	11,388,339
563,670		Walt Disney Co.	16,910,100

			77,090,048

		Mining: 1.3%
241,610		Newmont Mining Corp.	12,788,417

			12,788,417

See Accompanying Notes to Financial Statements

141

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Miscellaneous Manufacturing: 4.8%
731,940		General Electric Co.	$24,124,742
164,130	@@	Ingersoll-Rand Co.	7,021,481
185,150	@@,L	Siemens AG ADR	16,074,723

			47,220,946

		Oil & Gas: 6.2%
215,140	@@,L	BP PLC ADR	14,975,895
299,310		ConocoPhillips	19,613,784
103,700		Exxon Mobil Corp.	6,361,995
37,830		Marathon Oil Corp.	3,151,239
249,360	@@,L	Royal Dutch Shell PLC ADR	16,702,133

			60,805,046

		Oil & Gas Services: 1.3%
195,130	L	Schlumberger Ltd.	12,704,914

			12,704,914

		Pharmaceuticals: 14.6%
429,930		Abbott Laboratories	18,749,247
896,480		Bristol-Myers Squibb Co.	23,182,973
352,360	L	Eli Lilly & Co.	19,474,937
175,830	@@	GlaxoSmithKline PLC ADR	9,811,314
556,170		Pfizer, Inc.	13,053,310
246,320	@@	Roche Holding AG ADR	20,318,888
155,690	@@,L	Sanofi-Synthelabo SA ADR	7,582,103
966,620		Schering-Plough Corp.	18,394,779
288,130		Wyeth	12,795,853

			143,363,404

		Retail: 3.0%
84,020	@,L	Kohl’s Corp.	4,967,262
142,370		McDonald’s Corp.	4,783,632
110,640	@	Office Depot, Inc.	4,204,320
313,540	L	Wal-Mart Stores, Inc.	15,103,222

			29,058,436

		Semiconductors: 1.8%
496,023	L	Intel Corp.	9,399,636
544,710	@,L	Micron Technology, Inc.	8,203,333

			17,602,969

		Telecommunications: 6.1%
124,076	@,L	Embarq Corp.	5,085,875
438,590	@@,L	France Telecom SA ADR	9,587,577
250,320		Motorola, Inc.	5,043,948
1,012,428		Sprint Corp. — FON Group	20,238,436
600,574		Verizon Communications, Inc.	20,113,223

			60,069,059

		Total Common Stock (Cost $809,576,449)	919,471,178

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 16.7%
	U.S. Government Agency Obligations: 6.0%
$58,300,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$58,275,951

	Total U.S. Government Agency Obligations (Cost $58,275,951)	58,275,951

	Securities Lending CollateralCC: 10.7%
105,239,627	The Bank of New York Institutional Cash Reserves Fund	105,239,627

	Total Securities Lending Collateral (Cost $105,239,627)	105,239,627

	Total Short-Term Investments (Cost $163,515,578)	163,515,578

Total Investments In Securities (Cost $973,092,027)*	110.6%	$1,082,986,756
Other Assets and Liabilities-Net	(10.6)	(103,886,398)

Net Assets	100.0%	$979,100,358

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $977,062,191. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$131,433,847
Gross Unrealized Depreciation	(25,509,282)

Net Unrealized Appreciation	$105,924,565

See Accompanying Notes to Financial Statements

142

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN REAL ESTATE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.4%
		Home Builders: 0.1%
36,682		Brookfield Homes Corp.	$1,208,228

			1,208,228

		Lodging: 10.6%
35,799	@@	Four Seasons Hotels, Inc.	2,199,491
1,304,116		Hilton Hotels Corp.	36,880,400
586,410	@	Morgans Hotel Group Co.	9,124,540
970,117		Starwood Hotels & Resorts	58,536,860

			106,741,291

		Real Estate: 6.4%
1,513,527	@@	Brookfield Properties Co.	48,557,934
308,420		Forest City Enterprises, Inc.	15,393,242

			63,951,176

		Real Estate Investment Trusts: 82.3%
163,320		Acadia Realty Trust	3,862,518
393,060		AMB Property Corp.	19,869,183
113,740		American Campus Communities, Inc.	2,826,439
46,390		Apartment Investment & Management Co.	2,018,763
802,408		Archstone-Smith Trust	40,818,495
460,389		AvalonBay Communities, Inc.	50,928,231
660,535		Boston Properties, Inc.	59,712,364
590,258		Brandywine Realty Trust	18,988,600
247,660		BRE Properties	13,621,300
102,700		Cedar Shopping Centers, Inc.	1,511,744
107,820		CentraCore Properties Trust	2,668,545
21,000		Developers Diversified Realty Corp.	1,095,780
301,431		Equity Lifestyle Properties, Inc.	13,211,721
1,038,181		Equity Office Properties Trust	37,903,988
1,232,376		Equity Residential	55,124,178
220,930		Essex Property Trust, Inc.	24,669,044
399,080		Federal Realty Investment Trust	27,935,600
260,445		General Growth Properties, Inc.	11,735,652
57,162		Hersha Hospitality Trust	531,035
14,754		Highwoods Properties, Inc.	533,800
2,671,341		Host Marriott Corp.	58,422,228
961,778	@@	Legacy Hotels Real Estate Investment Trust	7,319,131
254,932		Liberty Property Trust	11,267,994
452,790		Macerich Co.	31,785,858
644,128		Mack-Cali Realty Corp.	29,578,358
39,080		Pan Pacific Retail Properties, Inc.	2,710,980
98,485		Parkway Properties, Inc./Md	4,481,068
550,072		Post Properties, Inc.	24,940,264
311,289		Prologis	16,224,383
28,535		PS Business Parks, Inc.	1,683,565
481,569		Public Storage, Inc.	36,551,087
29,300		Ramco-Gershenson Properties	789,049
59,320		Reckson Associates Realty Corp.	2,454,662
573,725		Regency Centers Corp.	35,657,009
254,200		Republic Property Trust	2,511,496
275,779		Shurgard Storage Centers, Inc.	17,236,188
1,150,894		Simon Property Group LP	95,455,148
71,845		SL Green Realty Corp.	7,864,872
156,235		Taubman Centers, Inc.	6,390,012
812,230		Trizec Properties, Inc.	23,262,267
246,055		Vornado Realty Trust	24,002,662

			830,155,261

		Total Common Stock (Cost $709,541,299)	1,002,055,956

PREFERRED STOCK: 0.0%
		Real Estate Investment Trusts: 0.0%
7,305		Simon Property Group LP	500,393

		Total Preferred Stock (Cost $391,183)	500,393

		Total Long-Term Investments (Cost $709,932,482)	1,002,556,349

Total Investments In Securities (Cost $709,932,482)*	99.4%	$1,002,556,349
Other Assets and Liabilities-Net	0.6	5,874,479

Net Assets	100.0%	$1,008,430,828

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $706,850,706. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$298,506,457
Gross Unrealized Depreciation	(2,800,814)

Net Unrealized Appreciation	$295,705,643

See Accompanying Notes to Financial Statements

143

PORTFOLIO OF INVESTMENTS
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 96.6%
		Aerospace/Defense: 3.7%
235,000		Raytheon Co.	$10,473,950

			10,473,950

		Banks: 1.6%
125,000		Bank of New York	4,025,000
31,276		First Financial Bancorp	466,325

			4,491,325

		Beverages: 3.7%
510,000		Coca-Cola Enterprises, Inc.	10,388,700

			10,388,700

		Biotechnology: 1.9%
6,200	@	Biogen Idec, Inc.	287,246
22,500	@,L	Millipore Corp.	1,417,275
188,600	@,L	PDL BioPharma, Inc.	3,472,126

			5,176,647

		Chemicals: 3.8%
695,000	@,L	Hercules, Inc.	10,605,700

			10,605,700

		Commercial Services: 0.0%
10,500	@,L	BearingPoint, Inc.	87,885
2,100		ServiceMaster Co.	21,693

			109,578

		Computers: 2.8%
328,000		Electronic Data Systems Corp.	7,891,680

			7,891,680

		Diversified Financial Services: 0.0%
2,000		Janus Capital Group, Inc.	35,800
1,500		Waddell & Reed Financial, Inc.	30,840

			66,640

		Electric: 2.1%
2,000	L	CenterPoint Energy Resources Corp.	25,000
29,000	L	DTE Energy Co.	1,181,460
1,200		NiSource, Inc.	26,208
191,600	L	PNM Resources, Inc.	4,782,336

			6,015,004

		Environmental Control: 3.8%
300,400		Waste Management, Inc.	10,778,352

			10,778,352

		Food: 20.4%
1,900		Campbell Soup Co.	70,509
300,000	L	ConAgra Foods, Inc.	6,633,000
1,142,000		Del Monte Foods Co.	12,824,660
1,150,000	@,@@, L	Koninklijke Ahold NV ADR	9,947,500
660,000	L	Kroger Co.	14,427,600
325,000		Sara Lee Corp.	5,206,500
25,400	@	Smithfield Foods, Inc.	732,282
74,073	L	Supervalu, Inc.	2,274,041
256,000		Tyson Foods, Inc.	3,804,160
30,300		WM Wrigley Jr. Co.	1,374,408

			57,294,660

		Forest Products & Paper: 3.8%
47,000		International Paper Co.	1,518,100
330,400		MeadWestvaco Corp.	9,228,072

			10,746,172

		Gas: 5.1%
357,000		KeySpan Corp.	14,422,800

			14,422,800

		Healthcare — Products: 2.9%
126,500	@	St. Jude Medical, Inc.	4,101,130
71,100	@,L	Zimmer Holdings, Inc.	4,032,792

			8,133,922

		Healthcare — Services: 0.0%
600	@	Triad Hospitals, Inc.	23,748

			23,748

		Housewares: 0.0%
300	L	Newell Rubbermaid, Inc.	7,749

			7,749

		Insurance: 4.5%
1,400	@,L	Conseco, Inc.	32,340
1,000		Marsh & McLennan Cos., Inc.	26,890
267,100		Ohio Casualty Corp.	7,940,883
4,300		Safeco Corp.	242,305
257,000	@@	Scottish Re Group Ltd.	4,286,760

			12,529,178

		Internet: 2.0%
185,000	@	eBay, Inc.	5,418,650
1,000	@,L	Expedia, Inc.	14,970
1,000	@,L	IAC/ InterActiveCorp	26,490

			5,460,110

See Accompanying Notes to Financial Statements

144

PORTFOLIO OF INVESTMENTS
ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Media: 15.3%
340,000		CBS Corp. Class B	$9,197,000
317,000		Clear Channel Communications, Inc.	9,811,150
10,000	@	Gemstar-TV Guide International, Inc.	35,200
900,000	L	Reader’s Digest Association, Inc.	12,564,000
338,057	@,L	Spanish Broadcasting Systems, Inc.	1,727,471
487,100		Time Warner, Inc.	8,426,830
38,700	@	Viacom, Inc. Class B	1,387,008

			43,148,659

		Mining: 5.0%
1,000	@@,L	Anglogold Ashanti Ltd. ADR	48,120
472,700	@@	Barrick Gold Corp.	13,991,920
3,800	@,@@	Harmony Gold Mining Co., Ltd. ADR	61,902

			14,101,942

		Miscellaneous Manufacturing: 0.5%
45,600	@@	Tyco International Ltd.	1,254,000

			1,254,000

		Oil & Gas Services: 4.3%
600	@,L	Cameron International Corp.	28,662
1,000	@	FMC Technologies, Inc.	67,460
644,000	@,L	Hanover Compressor Co.	12,094,320

			12,190,442

		Semiconductors: 5.3%
566,400		Applied Materials, Inc.	9,220,992
186,900	@,L	Cabot Microelectronics Corp.	5,664,939

			14,885,931

		Software: 3.4%
204,400	L	CA, Inc.	4,200,420
510,700	@,L	Take-Two Interactive Software, Inc.	5,444,062

			9,644,482

		Telecommunications: 0.5%
2,200	@,L	IDT Corp.	30,338
649,000	@,@@	Nortel Networks Corp.	1,453,761

			1,484,099

		Toys/ Games/ Hobbies: 0.2%
34,800		Mattel, Inc.	574,548

			574,548

		Total Common Stock (Cost $263,207,742)	271,900,018

PREFERRED STOCK: 0.1%
		Auto Manufacturers: 0.1%
15,200	C	General Motors Corp.	264,480

		Total Preferred Stock (Cost $237,761)	264,480

		Total Long-Term Investments (Cost $263,445,503)	272,164,498

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 16.8%
	Securities Lending CollateralCC: 16.8%
$47,391,115	The Bank of New York Institutional Cash Reserves Fund	$47,391,115

	Total Short-Term Investments (Cost $47,391,115)	47,391,115

Total Investments In Securities (Cost $310,836,618)*	113.5%	$319,555,613
Other Assets and Liabilities-Net	(13.5)	(38,081,088)

Net Assets	100.0%	$281,474,525

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $310,846,135. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,914,398
Gross Unrealized Depreciation	(10,204,920)

Net Unrealized Appreciation	$8,709,478

See Accompanying Notes to Financial Statements

145

PORTFOLIO OF INVESTMENTS
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006
(as a percent of net assets)
Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 81.3%
		Aerospace/ Defense: 0.2%
24,700	@	Herley Industries, Inc.	$276,887

			276,887

		Agriculture: 1.2%
55,700	L	Delta & Pine Land Co.	1,637,580

			1,637,580

		Apparel: 0.0%
500		Russell Corp.	9,080

			9,080

		Banks: 0.1%
9,700		First Financial Bancorp	144,627

			144,627

		Beverages: 2.4%
155,000		Coca-Cola Enterprises, Inc.	3,157,350
16,600	@,L	Vermont Pure Holdings Ltd.	25,730

			3,183,080

		Biotechnology: 6.6%
399,100	@,L	Diversa Corp.	3,855,306
10,300	@	Millipore Corp.	648,797
111,700	@,L	PDL BioPharma, Inc.	2,056,397
1,314,500	@,L	XOMA Ltd.	2,234,650

			8,795,150

		Building Materials: 0.1%
9,300		Comfort Systems USA, Inc.	132,897

			132,897

		Chemicals: 2.7%
235,700	@	Hercules, Inc.	3,596,782

			3,596,782

		Commercial Services: 4.7%
125,100		Clark, Inc.	1,651,320
127,900	@,L	Corinthian Colleges, Inc.	1,836,644
888,000		Hooper Holmes, Inc.	2,708,400

			6,196,364

		Computers: 5.6%
362,400	@,L	Ciber, Inc.	2,388,216
557,300	@	InFocus Corp.	1,593,878
222,869	@,L	Mercury Computer Systems, Inc.	3,429,954

			7,412,048

		Electric: 2.8%
200		Idacorp, Inc.	6,858
150,100	L	PNM Resources, Inc.	3,746,496

			3,753,354

		Electronics: 0.0%
100	@	Planar Systems, Inc.	1,204

			1,204

		Energy — Alternate Sources: 2.2%
295,500	@,L	FuelCell Energy, Inc.	2,830,890

			2,830,890

		Entertainment: 3.7%
407,000	@,L	Lakes Entertainment, Inc.	4,920,630

			4,920,630

		Environmental Control: 6.4%
273,200	@,L	Casella Waste Systems, Inc.	3,576,188
121,286	@,L	Clean Harbors, Inc.	4,889,039

			8,465,227

		Food: 6.3%
379,100		Del Monte Foods Co.	4,257,293
138,600	L	Tootsie Roll Industries, Inc.	4,037,418

			8,294,711

		Forest Products & Paper: 0.9%
148,200	@,L	Buckeye Technologies, Inc.	1,132,248

			1,132,248

		Gas: 1.4%
46,900		KeySpan Corp.	1,894,760

			1,894,760

		Healthcare — Products: 5.4%
176,300	@	Adeza Biomedical Corp.	2,471,726
96,600	@	Orthologic Corp.	156,492
68,800		Vital Signs, Inc.	3,407,664
34,532	@	Zoll Medical Corp.	1,131,268

			7,167,150

		Insurance: 0.7%
104,400		Crawford & Co.	690,084
7,700		Ohio Casualty Corp.	228,921

			919,005

		Internet: 0.9%
100,000	@,L	ProQuest Co.	1,229,000
100	@	S1 Corp.	480

			1,229,480

		Lodging: 0.1%
9,200	@,L	MTR Gaming Group, Inc.	86,296

			86,296

See Accompanying Notes to Financial Statements

146

PORTFOLIO OF INVESTMENTS
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Machinery — Diversified: 1.9%
96,000		Robbins & Myers, Inc.	$2,509,440
100		Tennant Co.	5,028

			2,514,468

		Media: 7.6%
144,400	@	New Frontier Media, Inc.	1,035,348
172,700	@,L	Playboy Enterprises, Inc.	1,723,546
384,000		Reader’s Digest Association, Inc.	5,360,640
22,600	@	Regent Communications, Inc.	92,434
276,200	@,L	Spanish Broadcasting Systems, Inc.	1,411,382
60,211	@,L	WPT Enterprises, Inc.	362,470

			9,985,820

		Metal Fabricate/ Hardware: 0.0%
700		Valmont Industries, Inc.	32,543

			32,543

		Mining: 0.0%
100	@,@@, L	Glamis Gold Ltd.	3,786
100	@@,L	Gold Fields Ltd. ADR	2,290
100	@@	GoldCorp, Inc.	3,022

			9,098

		Miscellaneous Manufacturing: 0.1%
10,500	@	Lydall, Inc.	96,810

			96,810

		Oil & Gas Services: 2.1%
149,100	@,L	Hanover Compressor Co.	2,800,098

			2,800,098

		Pharmaceuticals: 0.0%
1,400	@	Trimeris, Inc.	16,086

			16,086

		Retail: 0.2%
28,400	@	Buca, Inc.	160,460
9,100	@	Rubio’s Restaurants, Inc.	77,350

			237,810

		Semiconductors: 4.3%
72,700	@,L	Cabot Microelectronics Corp.	2,203,537
216,809	@,L	Ultratech, Inc.	3,412,574

			5,616,111

		Software: 6.2%
63,451	@,L	Avid Technology, Inc.	2,114,822
276,300	@,L	Midway Games, Inc.	2,235,267
111,700	@,@@, L	Open Text Corp.	1,612,948
215,100	@,L	Take-Two Interactive Software, Inc.	2,292,966

			8,256,003

		Telecommunications: 4.5%
466,500	@	C-COR.net Corp.	3,601,380
180,900	@,L	Mastec, Inc.	2,389,689

			5,991,069

		Total Common Stock (Cost $108,219,126)	107,635,366

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 35.9%
	U.S. Government Agency Obligations: 17.9%
$23,703,000	Federal Home Loan Bank, 4.700%, due 07/03/06	$23,693,716

	Total U.S. Government Agency Obligations (Cost $23,693,716)	23,693,716

	Securities Lending CollateralCC: 18.0%
23,913,774	The Bank of New York Institutional Cash Reserves Fund	23,913,774

	Total Securities Lending Collateral (Cost $23,913,774)	23,913,774

	Total Short-Term Investments (Cost $47,607,490)	47,607,490

Total Investments In Securities (Cost $155,826,616)*	117.2%	$155,242,856
Other Assets and Liabilities-Net	(17.2)	(22,820,811)

Net Assets	100.0%	$132,422,045

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,988,931
Gross Unrealized Depreciation	(6,572,691)

Net Unrealized Depreciation	$(583,760)

See Accompanying Notes to Financial Statements

147

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) mandates that, when a series of ING Investors Trust (“IIT”) enters into new advisory or sub-advisory arrangements, the Board of Trustees (the “Board”) of IIT, including a majority of the Trustees who have no direct or indirect interest in the Investment Management and Portfolio Management Agreements governing those arrangements, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “IIT Non-Interested Trustees”), must approve those Investment Management and Portfolio Management Agreements. Therefore, in order for a new series of IIT to be launched, the Board must approve an Investment Management Agreement and Portfolio Management Agreement for that series prior to the commencement of its operations.

At a meeting held on January 19, 2006 (the “Meeting”), the Board considered the approval of new Investment Management and Portfolio Management Agreements for ING Franklin Income Portfolio (“Franklin Income Portfolio” or the “Portfolio”), a new series of IIT that recently commenced operations. At the Meeting, the Board voted to approve the Investment Management and Portfolio Agreements for the Portfolio for an initial term that ends on November 30, 2007. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings with respect to Directed Services, Inc. (“DSI”), the investment adviser to the Portfolio, as well as information prepared specifically in connection with their deliberations with respect to the approval of the advisory and sub-advisory arrangements for the Portfolio at the Meeting. The Board’s determination took into account a number of factors that its members believed, in light of the legal advice furnished to them by Kirkpatrick & Lockhart Nicholson Graham LLP (“K&LNG”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Investment Management Agreement and Portfolio Management Agreement for the Portfolio were considered at the same Board meeting, the Trustees considered the Portfolio’s advisory and sub-advisory relationships separately.

Provided below is a discussion of certain factors the Board considered at the Meeting in considering the new advisory and sub-advisory arrangements for the Portfolio. While the Board gave its attention to the information furnished, at its request, that was most relevant to its consideration, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to approve the Investment Management and Portfolio Management Agreements for the Portfolio’s initial term ending November 30, 2007. Each Trustee may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Portfolio’s advisory and sub-advisory arrangements.

Overview of the Contract Approval Process

In 2003, the Board determined to undertake steps to further enhance the process under which the Board determines whether to approve new advisory and sub-advisory arrangements. Among the measures the Board implemented was to retain the services of an independent consultant with experience in the mutual fund industry to assist the IIT Non-Interested Trustees in working with the personnel employed by DSI or its affiliates who administer IIT’s series (“Management”) to identify the types of information presented to the Trustees when considering advisory and sub-advisory relationships and to establish the format in which the information requested by the Board in this context is provided to the Board. The end result was the implementation of the current process relied upon by the Board to analyze information in connection with its review and approval of new advisory and sub-advisory relationships.

Since this process was implemented, the Board has continuously reviewed and refined the process. In addition, the Board established a Contracts Committee and two Investment Review Committees, including the International Equity and Fixed Income Funds Investment Review Committee. The type and format of the information provided to the Board or its counsel to inform deliberations with respect to Investment Management and Portfolio Management Agreements has been codified in IIT’s 15(c) Methodology Guide (the “Methodology Guide”). The Methodology Guide was developed under the direction of the Board, and sets out a written blueprint under which the Board requests certain information necessary to facilitate a thorough and informed review in connection with deliberations regarding advisory and sub-advisory relationships. Management provides certain portfolio-specific information to the Board based on the Methodology Guide through “Fund Analysis and Comparison Tables” or “FACT” sheets prior to the Board’s review

148

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

of new Investment Management and Portfolio Management Agreements.

On its own and as part of a regular on-going process, the Board’s Contracts Committee recommends or considers recommendations from Management for refinements and other changes to the Methodology Guide. The Investment Review Committees, including the International Equity and Fixed Income Funds Investment Review Committee, also meet regularly with DSI. The Board employed its process for reviewing contracts when considering whether to approve Investment Management and Portfolio Management Agreements for the Portfolio.

Nature, Extent and Quality of Service

In determining whether to approve the Investment Management and Portfolio Management Agreements for the Portfolio for its initial term ending November 30, 2007, the Board received and evaluated such information as it deemed necessary regarding the nature, extent and quality of services to be provided to the Portfolio by DSI and Franklin Advisers, Inc. (“Franklin”), the proposed sub-adviser to Franklin Income Portfolio. This included information about DSI provided throughout the year at regular Board meetings in the context of its services to other Funds in the ING Funds complex, as well as information furnished for the Meeting.

The materials requested by and provided to the Board and/or its legal counsel prior to the Meeting included the following items: (1) FACT sheets for the Portfolio that provide information about the proposed expenses of the Portfolio and other, similarly managed funds in a selected peer group (“Selected Peer Group”), as well as information about the Portfolio’s proposed objectives and strategies; (2) responses to a detailed series of questions from K&LNG, legal counsel to the IIT Non-Interested Trustees; (3) copies of each form of proposed Investment Management Agreement and Portfolio Management Agreement; (4) a draft of a narrative summary addressing key factors the Board could consider in determining whether to approve the new Investment Management and Portfolio Management Agreements; and (5) other information relevant to the Board’s evaluations.

In arriving at its conclusions with respect to the advisory arrangements with DSI the Board was mindful of the “manager-of-managers” platform of the ING Funds. The Board considered the techniques that DSI developed, in response to the direction of the Board, to screen and perform due diligence on sub-advisers that are recommended to the Board to manage the Funds in the ING Funds complex.

The Board reviewed the level of staffing, quality and experience of the Portfolio’s proposed portfolio management team. The Board took into account the respective resources and reputations of DSI and Franklin, and evaluated the ability of DSI and Franklin to attract and retain qualified investment advisory personnel.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services to be provided by DSI and Franklin, as applicable, would be appropriate in light of the Portfolio’s anticipated operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services provided by DSI and Franklin would be appropriate.

Economies of Scale

In considering the reasonableness of the proposed advisory fees, the Board considered whether economies of scale will be realized by DSI as the Portfolio grows larger and the extent to which this is reflected in the level of management fee rates to be charged. In this regard, the Board noted any breakpoints in advisory fee schedules that may result in a lower advisory fee in the future when the Portfolio achieves sufficient asset levels to receive a breakpoint discount. In the case of sub-advisory fees, the Board considered that any breakpoints would inure to the benefit of DSI, except to the extent that these savings are passed through in the form of breakpoints on advisory fees that would result in savings to the Portfolio.

Fee Rates and Profitability

The Board reviewed and considered the proposed contractual investment advisory fee rate, combined with the administrative fee rate, payable by the Portfolio to DSI. The Board also considered the proposed contractual sub-advisory fee rates payable by DSI to Franklin for sub-advisory services.

The Board considered the fee structure of the Portfolio as it relates to the services to be provided under the Agreements, and the potential fall-out benefits to DSI and Franklin, and their respective

149

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

affiliates, from their association with the Portfolio. The Board determined that the fees payable to DSI and Franklin are reasonable for the services, which were considered in light of the nature and quality of the services that each is expected to perform through the initial term ending November 30, 2007.

The Board considered information on estimated revenues, costs and profits for DSI projected for the first two years of the Portfolio’s operations. In analyzing the projected profitability of DSI in connection with its services to the Portfolio, the Board took into account the sub-advisory fee rate payable by DSI to Franklin.

The Board also considered information that it requested and was provided by Management with respect to the profitability of service providers affiliated with DSI. In the case of Franklin, the Board gave less weight to profitability considerations, or did not view this data as imperative to its deliberations, given the arms-length nature of the relationship between DSI and Franklin with respect to the negotiation of sub-advisory fees.

The Board determined that it had requested and received sufficient information to gain a reasonable understanding regarding DSI’s profitability. The Board also recognized that profitability analysis is not an exact science and there is no uniform methodology for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolio’s operations may not be fully reflected in the expenses allocated to the Portfolio in determining profitability, and that the information presented may not portray all of the costs borne by Management nor capture Management’s entrepreneurial risk associated with offering and managing a mutual fund complex in today’s regulatory environment.

Based on the information on revenues, costs, and DSI’s profitability considered by the Board, after considering the factors described in this section, the Board concluded that the profits, if any, to be realized by DSI would not be excessive.

Other Factors Considered

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at the Meeting in relation to approving the Investment Management and Portfolio Management Agreements for Franklin Income Portfolio’s initial term ending November 30, 2007. These specific factors are in addition to those considerations discussed above. The Portfolio’s proposed management fee and estimated expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

In determining whether to approve the Investment Management and Portfolio Management Agreements for Franklin Income, the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for Franklin Income Portfolio, should be approved. The materials provided to the Board and/or its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of Franklin Income Portfolio that discusses, among other things, the performance of Franklin in managing another fund managed in a style substantially similar to that in which Franklin Income Portfolio would be managed, with such performance being compared against the Portfolio’s Morningstar Category average and proposed primary benchmark; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the performance of Franklin in managing a similar fund against that of the Portfolio’s comparable Selected Peer Group and its Morningstar category median; (4) responses from DSI and Franklin to questions posed by K&LNG, independent legal counsel, on behalf of the IIT Non-Interested Trustees; (5) supporting documentation, including copies of the forms of Investment Management and Portfolio Management Agreements for Franklin Income Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSI in the context of DSI’s oversight of other sub-advisers managing Funds in the ING Funds complex.

At its January 19, 2006 meeting, the Board received and evaluated the report of the International Equity and Fixed Income Funds Investment Review Committee, which had met with the proposed managers to the new Portfolio. The Board also considered that Franklin Income Portfolio would be subject to the standard policies and procedures of IIT

150

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

previously approved by the Board for other series of IIT and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing Franklin Income Portfolio, DSI would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other Funds. In the case of Franklin, the Board considered, among other things, a representation from IIT’s Chief Compliance Officer that, in his view, Franklin’s written policies and procedures are reasonably designed to prevent violation of the federal securities laws.

The Board’s consideration of whether to approve the Investment Management Agreement with DSI on behalf of Franklin Income Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by DSI to Franklin Income Portfolio under the proposed Investment Management Agreement; (2) DSI’s experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex; (3) DSI’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Investment Management Agreement in light of the services to be provided to Franklin Income Portfolio and taking into account the sub-advisory fees payable by DSI to Franklin; (5) the economies of scale benefits to the Portfolio and its shareholders from the breakpoint discount applicable to the Portfolio’s advisory fee, which results in lower fees at higher asset levels, taking into account that it would take time to reach these discounts after the Portfolio is launched; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of Franklin Income Portfolio, as compared to the funds in its Selected Peer Group, including Management’s analysis that (a) the proposed management fee rate for the Portfolio is above the average and the median management fees of the funds in Franklin Income Portfolio’s Selected Peer Group, and (b) the estimated expense ratio for Franklin Income Portfolio is below the median and above the average expense ratios for the funds in the Portfolio’s Selected Peer Group; (7) the projected profitability of DSI when sub-advisory fees payable by DSI to Franklin are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DSI, including its management team’s expertise in the management of other Funds; (9) DSI’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with the Board’s oversight of other Funds in the ING Funds complex; (10) the information that had been provided by DSI at regular Board meetings, and in anticipation of the January meeting, with respect to its capabilities as a manager-of-managers; and (11) “fall-out benefits” to DSI and its affiliates that were anticipated to arise from DSI’s management of Franklin Income Portfolio.

In reviewing the proposed Portfolio Management Agreement with Franklin, the Board considered a number of factors, including, but not limited to, the following: (1) DSI’s view of Franklin’s capabilities in managing in the strategy to be employed by Franklin Income Portfolio; (2) Franklin’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by Franklin under the proposed Portfolio Management Agreement; (4) the performance of a fund managed by Franklin in a similar style to that of Franklin Income Portfolio, compared to the Portfolio’s Morningstar Category average, Morningstar Category median, its proposed primary benchmark and the performance of the funds in Franklin Income Portfolio’s Selected Peer Group; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Franklin and its fit among the stable of managers in the ING Funds line-up; (6) the fairness of the compensation under the proposed Portfolio Management Agreement in light of the services to be provided by Franklin as Franklin Income Portfolio’s Sub-Adviser; (7) the costs for the services to be provided by Franklin, including breakpoint discounts, and that the sub-advisory fee would be paid out of ING Investments’ management fee and, therefore, these breakpoint discounts would affect the fees payable by ING Investments; (8) Franklin’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by IIT’s Chief Compliance Officer; (9) Franklin’s financial condition; (10) the appropriateness of the selection of Franklin in light of Franklin Income Portfolio’s investment objective and prospective investor base; and (11) Franklin’s Code of Ethics.

After its deliberation, the Board reached the following conclusions: (1) Franklin Income Portfolio’s

151

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) Franklin Income Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rate payable by DSI to Franklin is reasonable in the context of all factors considered by the Board; (4) DSI maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program; and (5) Franklin maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from IIT’s Chief Compliance Officer that Franklin’s compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the Investment Management and Portfolio Management Agreements for Franklin Income Portfolio. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

152

Investment Managers
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Directed Services, Inc.

1475 Dunwoody Drive
West Chester, PA 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFIIT2AISS2 (0606-082406)

Funds

                   Semi-Annual Report

                   June 30, 2006

                   ING Investors Trust

• ING American Funds Growth Portfolio • ING American Funds International Portfolio • ING American Funds Growth-Income Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Funds website at www.ingfunds.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 1-800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States.1 In other words, the majority of investments are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to many of those international investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1     MSCI December, 2005

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality sets in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January 2006, after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, the FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury rate by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bond lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, the Investors were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound. European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

growth, business confidence and falling unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates, as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006, UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
ING American Funds Growth Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006*

Actual Fund Return	$1,000.00	$1,021.60	1.08%	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	1.08%	$5.41

ING American Funds International Portfolio
Actual Fund Return	$1,000.00	$1,055.60	1.27%	$6.47
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	1.27%	$6.36

ING American Funds Growth-Income Portfolio
Actual Fund Return	$1,000.00	$1,036.90	1.03%	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	1.03%	$5.16

*	Expenses are equal to each Fund’s respective annualized expense ratios, including the expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

(Amounts in thousands, except per share amounts)

	ING	ING	ING
	American Funds	American Funds	American Funds
	Growth	International	Growth-Income
	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in underlying funds(1) at value*	$1,773,772	$914,752	$1,204,488
Cash	4	—	1
Receivables for investments sold	—	—	519
Receivables for fund shares sold	3,257	582	86
Prepaid expenses	16	7	11

Total assets	1,777,049	915,341	1,205,105

LIABILITIES:
Payable for investments purchased	3,257	561	—
Payable for fund shares redeemed	—	21	606
Accrued distribution fees	702	360	483
Accrued trustee fees	33	10	18
Other accrued expenses and liabilities	49	23	55

Total liabilities	4,041	975	1,162

NET ASSETS	$1,773,008	$914,366	$1,203,943

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,471,147	$726,029	$1,063,089
Undistributed net investment income	12,069	14,855	37,741
Accumulated net realized gain on investments	7,921	7,903	6,260
Net unrealized appreciation on investments	281,871	165,579	96,853

NET ASSETS	$1,773,008	$914,366	$1,203,943

* Cost of investments in underlying funds	$1,491,901	$749,173	$1,107,635
Net assets	$1,773,008	$914,366	$1,203,943
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	29,508	45,026	29,985
Net asset value and redemption price per share	$60.08	$20.31	$40.15

(1)	The underlying funds for the ING American Funds Growth, ING American Funds International and ING American Funds Growth-Income Portfolios are the Class 2 shares of the American Growth, American International and American Growth-Income Funds, respectively. These financial statements should be read in conjunction with the underlying American funds’ financial statements.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

(Amounts in thousands)

	ING	ING	ING
	American Funds	American Funds	American Funds
	Growth	International	Growth-Income
	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, from underlying funds(1)	$13,266	$10,447	$32,075

Total investment income	13,266	10,447	32,075

EXPENSES:
Distribution fees	4,189	2,092	2,850
Transfer agent fees	2	2	1
Shareholder reporting expense	20	15	20
Professional fees	49	22	31
Custody fees	67	34	46
Trustee fees	42	15	26
Miscellaneous expense	22	10	19

Total expenses	4,391	2,190	2,993

Net investment income	8,875	8,257	29,082

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	5,743	5,987	1,900
Net change in unrealized appreciation or depreciation on investments	17,216	26,014	8,999

Net realized and unrealized gain on investments	22,959	32,001	10,899

Increase in net assets resulting from operations	$31,834	$40,258	$39,981

(1)	The underlying funds for the ING American Funds Growth, ING American Funds International and ING American Funds Growth-Income Portfolios are the Class 2 shares of the American Growth, American International and American Growth-Income Funds, respectively.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

(Amounts in thousands)

	ING American Funds		ING American Funds		ING American Funds
	Growth Portfolio		International Portfolio		Growth-Income Portfolio

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005	2005	2005

FROM OPERATIONS:
Net investment income	$8,875	$3,197	$8,257	$6,604	$29,082	$8,663
Net realized gain on investments	5,743	2,178	5,987	1,917	1,900	4,363
Net change in unrealized appreciation or depreciation on investments	17,216	185,545	26,014	103,988	8,999	40,521

Net increase in net assets resulting from operations	31,834	190,920	40,258	112,509	39,981	53,547

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	(2,578)	—	(3,066)
Net realized gains	—	(292)	—	(926)	—	(623)

Total distributions	—	(292)	—	(3,504)	—	(3,689)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	213,659	512,141	177,158	289,646	110,541	352,752
Dividends reinvested	—	292	—	3,504	—	3,689

	213,659	512,433	177,158	293,150	110,541	356,441
Cost of shares redeemed	(22,835)	(7,368)	(21,818)	(9,858)	(10,226)	(3,409)

Net increase in net assets resulting from capital share transactions	190,824	505,065	155,340	283,292	100,315	353,032

Net increase in net assets	222,658	695,693	195,598	392,297	140,296	402,890

NET ASSETS:
Beginning of period	1,550,350	854,657	718,768	326,471	1,063,647	660,757

End of period	$1,773,008	$1,550,350	$914,366	$718,768	$1,203,943	$1,063,647

Undistributed net investment income at end of period	$12,069	$3,194	$14,855	$6,598	$37,741	$8,659

See Accompanying Notes to Financial Statements

7

ING AMERICAN FUNDS GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months	Year Ended			September 2,
	Ended	December 31,			2003(1) to
	June 30,				December 31,
	2006	2005	2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$58.81	50.88	45.47		42.35

Income (loss) from investment operations:
Net investment income (loss)	$0.29	0.12	(0.09)		0.01
Net realized and unrealized gain on investments	$0.98	7.82	5.50		3.11
Total from investment operations	$1.27	7.94	5.41		3.12

Less distributions from:
Net investment income	$—	—	0.00	*	—
Net realized gain from investments	$—	0.01	0.00	*	—
Total distributions	$—	0.01	0.00	*	—
Net asset value, end of period	$60.08	58.81	50.88		45.47

Total Return(2): %	2.16	15.61	11.91		7.37

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,773,008	1,550,350	854,657		130,333

Ratios to average net assets:
Expenses excluding expenses of the underlying fund(3)%	0.52	0.52	0.53		0.53
Net investment income (loss)(3)%	1.06	0.27	(0.27)		0.09
Portfolio turnover rate(4)%	1	1	3		0 *

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the underlying fund.

* Amount is less than 0.005% or $0.005.

	Six Months	Year Ended		September 2,
	Ended	December 31,		2003(5) to
	June 30,			December 31,
	2006	2005	2004	2003

Expenses including net expenses of the underlying fund (6)%	1.08	1.09	1.14	1.17
Expenses including gross expenses of the underlying fund(6)%	1.11	1.12	1.14	1.17
Portfolio turnover rate of underlying fund %	23	29	30	34

(5) Commencement of operations.

(6) Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

8

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months	Year Ended				September 2,
	Ended	December 31,				2003(1) to
	June 30,					December 31,
	2006	2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$19.24	16.03		13.53		11.78

Income from investment operations:
Net investment income	$0.20 *	0.23	*	0.22	*	0.12
Net realized and unrealized gain on investments	$0.87	3.10		2.30		1.63
Total from investment operations	$1.07	3.33		2.52		1.75

Less distributions from:
Net investment income	$—	0.09		0.02		—
Net realized gain from investments	$—	0.03		0.00	**	—
Total distributions	$—	0.12		0.02		—
Net asset value, end of period	$20.31	19.24		16.03		13.53

Total Return(2): %	5.56	20.92		18.64		14.86

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$914,366	718,768		326,471		44,814

Ratios to average net assets:
Expenses excluding expenses of the underlying fund(3)%	0.52	0.52		0.53		0.53
Net investment income(3)%	1.97	1.33		1.54		6.96
Portfolio turnover rate(4)%	2	2		5		2

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the underlying fund.

* Per share data calculated using average number of shares outstanding throughout the period.

** Amount is less than $0.005.

	Six Months	Year Ended		September 2,
	Ended	December 31,		2003(5) to
	June 30,			December 31,
	2006	2005	2004	2003

Expenses including net expenses of the underlying fund (6)%	1.27	1.29	1.36	1.41
Expenses including gross expenses of the underlying fund(6)%	1.32	1.34	1.37	1.41
Portfolio turnover rate of underlying fund %	19	40	37	41

(5) Commencement of operations.

(6) Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

9

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months	Year Ended				September 2,
	Ended	December 31,				2003(1) to
	June 30,					December 31,
	2006	2005		2004		2003

Per Share Operating Performance:
Net asset value, beginning of period	$38.72	36.93		33.67		30.83

Income from investment operations:
Net investment income	$1.01 *	0.38	*	0.29	*	0.20
Net realized and unrealized gain on investments	$0.42	1.57		3.01		2.64
Total from investment operations	$1.43	1.95		3.30		2.84

Less distributions from:
Net investment income	$—	0.13		0.04		—
Net realized gain from investments	$—	0.03		0.00	**	—
Total distributions	$—	0.16		0.04		—
Net asset value, end of period	$40.15	38.72		36.93		33.67

Total Return(2): %	3.69	5.29		9.79		9.21

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,203,943	1,063,647		660,757		97,992

Ratios to average net assets:
Expenses excluding expenses of the underlying fund(3)%	0.52	0.52		0.53		0.53
Net investment income(3)%	5.10	1.00		0.84		4.41
Portfolio turnover rate(4)%	1	1		2		0 **

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the underlying fund.

* Per share data calculated using average number of shares outstanding throughout the period.

** Amount is less than 0.005% or $0.005.

	Six Months	Year Ended		September 2,
	Ended	December 31,		2003(5) to
	June 30,			December 31,
	2006	2005	2004	2003

Expenses including net expenses of the underlying fund (6)%	1.03	1.04	1.08	1.12
Expenses including gross expenses of the underlying fund(6)%	1.06	1.06	1.08	1.12
Portfolio turnover rate of underlying fund %	15	20	21	21

(5) Commencement of operations.

(6) Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At June 30, 2006 the Trust had sixty operational portfolios. The three portfolios included in this report are: ING American Funds Growth Portfolio (“Growth”), ING American Funds International Portfolio (“International”) and ING American Funds Growth-Income Portfolio (“Growth-Income”) (each a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio operates as a “feeder fund” and seeks to achieve its investment objective by investing all its investable assets in a separate series (”Master Fund”). Each Master Fund is a series of American Funds Insurance Series® (“American Funds”), a registered open-end management investment company that has the same investment objective and substantially similar policies as each Portfolio. As of June 30, 2006, Growth, International, and Growth-Income held 7.3%, 12.1% and 5.1% of the American Growth Fund, American International Fund and American Growth-Income Fund, respectively. Each Master Fund directly acquires securities and a Portfolio investing in the Fund acquires an indirect interest in those securities.

Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

The Trust is intended to serve as investment options for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Series serving as investment mediums for Variable Contracts. The Trust currently provides investment options for Variable Contracts offered by: ING USA Annuity and Life Insurance Company (“ING USA”), an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”); Security Life of Denver, an indirect wholly owned subsidiary of ING Groep; ReliaStar Life Insurance Company; an indirect, wholly-owned subsidiary of ING Groep, United Life Annuities, an indirect, wholly-owned subsidiary of ING USA; and, ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of ING USA. ING Groep is one of the largest financial services institutions in the world, and offers an array of banking, insurance and asset management services to both individuals and investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds notes to financial statements, which accompany this report.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and related excise tax provisions and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2006 (UNAUDITED) (CONTINUED)

distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.	Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

F.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (the “Investment Manager”) and ING Funds Services, LLC (the “Administrator”), both indirect, wholly-owned subsidiaries of ING Groep, provide each of the Portfolios with advisory and administrative services, respectively, under a Management Agreement and an Administration Agreement (the “Agreements”). Under the terms of the Agreements, during periods when each Portfolio invests all or substantially all of its assets in another investment company, the Portfolio pays no management fee and no administration fee. During periods when the Portfolios invest directly in investment securities, each Portfolio pays the Administrator a monthly administration fee of 0.10% of its average daily net assets and the Investment Manager a monthly management fee based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee

Growth	0.50% of the first $600 million; 0.45% of the next $400 million; 0.42% of the next $1 billion; 0.37% of the next $1 billion; 0.35% on the next $2 billion; 0.33% of the next $3 billion; 0.315% of the next $5 billion; and 0.30% of the amount in excess of $13 billion

International	0.69% of the first $500 million; 0.59% on the next $500 million; 0.53% on the next $500 million; 0.50% on the next $1 billion; 0.48% on the next $1.5 billion; 0.47% on the next $2.5 billion; 0.46% on the next $4 billion; and 0.45% of the amount in excess of $10.5 billion

Growth-Income	0.50% of the first $600 million; 0.45% on the next $900 million; 0.40% on the next $1 billion; 0.32% on the next $1.5 billion; 0.285% on the next $2.5 billion; 0.256% on the next $4 billion; and 0.242% of the amount in excess of $10.5 billion

Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio’s expenses may be higher than those of other mutual funds which invest directly in securities.

NOTE 4 — INVESTMENTS IN MASTER FUNDS

For the six months ended June 30, 2006, the cost of purchases and the proceeds from the sales of the Master Funds, were as follows (in thousands):

	Purchases	Sales

Growth	$216,782	$21,096
International	181,213	16,802
Growth-Income	138,188	7,834

NOTE 5 — DISTRIBUTION FEES

Each of the Portfolios has entered into a Rule 12b-1 distribution plan (the “Distribution Plan”) with Directed Services, Inc. (“DSI”, or the “Distributor”). The Distribution Plan provides that each Portfolio

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION FEES (continued)

shall pay a 12b-1 distribution fee, for distribution services including payments to DSI, at an annual rate not to exceed 0.50% of the average daily net assets. In addition, Class 2 shares of each of the underlying Growth Fund, International Fund and Growth-Income Fund pay 0.25% of average assets annually to American Funds Distributors, Inc. pursuant to a plan of distribution which fees are indirectly borne by the Portfolios.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which each Portfolio invests. These investors also bear the proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

At June 30, 2006, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING USA Annuity and Life Insurance — Growth (97.66%); International (95.24%); and Growth-Income (96.65%).

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows (in thousands):

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2006	2005

Growth (Number of Shares)
Shares sold	3,526	9,703
Dividends reinvested	—	5
Shares redeemed	(382)	(140)

Net increase in shares outstanding	3,144	9,568

Growth ($)
Shares sold	$213,659	$512,141
Dividends reinvested	—	292
Shares redeemed	(22,835)	(7,368)

Net increase	$190,824	$505,065

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2006	2005

International (Number of Shares)
Shares sold	8,754	17,369
Dividends reinvested	—	217
Shares redeemed	(1,092)	(585)

Net increase in shares outstanding	7,662	17,001

International ($)
Shares sold	$177,158	$289,646
Dividends reinvested	—	3,504
Shares redeemed	(21,818)	(9,858)

Net increase	$155,340	$283,292

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2006	2005

Growth-Income (Number of Shares)
Shares sold	2,771	9,570
Dividends reinvested	—	101
Shares redeemed	(255)	(92)

Net increase in shares outstanding	2,516	9,579

Growth-Income ($)
Shares sold	$110,541	$352,752
Dividends reinvested	—	3,689
Shares redeemed	(10,226)	(3,409)

Net increase	$100,315	$353,032

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 8 — FEDERAL INCOME TAXES (continued)

capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

There were no distributions to shareholders during the six months ended June 30, 2006. The tax composition of dividends and distributions to shareholders as of December 31, 2005 was as follows:

	Year Ended
	December 31, 2005

		Long-Term
	Ordinary	Capital
	Income	Gains

Growth	$—	$292
International	3,411	94
Growth-Income	3,607	82

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 were:

	Undistributed	Undistributed
	Ordinary	Long Term	Unrealized
	Income	Capital Gains	Appreciation

Growth	$3,405	$1,968	$264,656
International	6,601	1,915	139,565
Growth-Income	8,660	4,361	87,854

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds are currently assessing the impact, if any, that will result from adopting FIN 48.

NOTE 9 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/ Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004, ING Investments reported to the Boards that, at that time, these instances include the following:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 10 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2006, the Portfolios declared dividends and distributions of:

	Per Share Amounts

	Net	Short-Term	Long-Term
	Investment	Capital	Capital	Payable	Record
	Income	Gains	Gains	Date	Date

Growth	$0.1084	$0.0071	$0.0667	July 6, 2006	June 30, 2006
International	0.1467	—	0.0426	July 6, 2006	June 30, 2006
Growth-Income	0.2889	0.0001	0.1544	July 6, 2006	June 30, 2006

16

American Funds®

The right choice for the long term®

American Funds Insurance Series

Semi-annual report for the six months ended June 30, 2006

Figures shown here for American Funds Insurance Series® are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

Returns for periods ended June 30, 2006
		Cumulative total returns		Average annual total returns
		6 months	1 year	5 years	10 years	Lifetime
Growth Fund (since 2/8/84)	Class 1	+ 2.56%	+15.42%	+ 4.61%	+13.75%	+14.73%
	Class 2	+ 2.44	+15.12	+ 4.35	+13.47	+14.42
	Class 3	+ 2.48	+15.21	+ 4.42	+13.54	+14.53

International Fund (since 5/1/90)	Class 1	+ 6.01	+27.29	+10.02	+10.83	+10.48
	Class 2	+ 5.83	+26.94	+ 9.74	+10.55	+10.19
	Class 3	+ 5.87	+27.10	+ 9.82	+10.63	+10.28

Growth-Income Fund (since 2/8/84)	Class 1	+ 4.09	+10.51	+ 5.45	+10.42	+12.97
	Class 2	+ 3.96	+10.25	+ 5.19	+10.15	+12.65
	Class 3	+ 4.00	+10.31	+ 5.26	+10.22	+12.77
The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline the report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.
This report shows investment results for Class 1, Class 2 and Class 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution. Results discussed in the letter to investors are for Class 2 shares. The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected here. The series’ investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.
Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks, and they can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes shown in this report are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

18

Investors in American Funds Insurance Series benefited as most of the investment options in the series gained value during the six-month period ended June 30, 2006.
As the year began, stock markets around the world continued to show strength. However, they lost some of their momentum in the spring, declining amid questions about the future of interest rates and inflation. In the U.S., economic growth remained healthy, leading to higher corporate profits, sustained consumer demand and relatively low unemployment. For the six-month period, Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, rose 2.7%, while the Nasdaq Composite Index, home to many of the nation’s technology companies, fell 1.5%.
In addition to the U.S., many markets around the world saw positive returns for the six-month period despite the recent downturn. All major European currencies strengthened against the U.S. dollar, contributing to double-digit market gains. The London FTSE 100 and the German DAX posted gains of 13.9% and 13.5%, respectively, when measured in U.S. dollars. Japan had the steepest drop among the larger developed markets during the period, returning -0.3% as calculated by the Nikkei 225 Stock Average when measured in U.S. dollars.
Most developing markets, which had been the biggest beneficiaries of the favorable economic conditions and supportive monetary global policy of the past few years, bore the brunt of the downturn and a reduced appetite for risk among investors. However, many countries, such as Brazil and China, still managed to finish the period with double-digits gains, returning 18.6%* and 23.7%, respectively. India also fared relatively well, returning 9.9% for the period.
Energy companies, bolstered by the continuing high price of oil, provided strong returns. Financial companies, benefiting from healthy balance sheets, also did quite well, despite recent interest rate trends. Small-capitalization stocks continued to outpace the broader market, returning 7.0% as measured by the S&P/Citigroup Global Index, which tracks stocks with market capitalizations less than $3 billion. However, many large-capitalization companies — the leaders of the industry — seem largely undervalued. Their solid market positions and strong balance sheets are selling at attractive prices and may offer unique long-term opportunities.
For many of the bond markets, especially investment grade, the environment was less favorable. During the six-month period, the Federal Reserve continued its measured course of interest rate hikes, increasing the federal funds rate four times to 5.25%, which is 4.25 percentage points higher than in June 2004, when the Fed began raising rates. As a result of these rising interest rates, bond yields, both on the short and long end, have continued to rise, generating satisfactory returns only for shorter term securities.
The high-yield market, driven by solid economic growth in the U.S., low default rates and healthy balance sheets and profits, did comparatively well for the period, returning 3.5% as measured by the Credit Suisse High Yield Index. In comparison, the investment-grade bond market as measured by the Citigroup Broad Investment-Grade (BIG) Bond Index lost 0.8% for the first half of 2006.
We are very pleased to announce our 14th fund in the series, Global Growth and Income Fund. The fund, which seeks to provide long-term growth of capital with current income by investing in well-established companies located around the world, complements the current lineup of equity investment options in the series by offering a growth-and-income fund with a global emphasis. (For more information about the fund, please see the fund review page.)
Thank you for investing in American Funds Insurance Series. We look forward to reporting to you again in six months.

Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President
Principal Executive Officer
August 7, 2006
*Unless otherwise indicated, country returns are based on MSCI® indexes, assume reinvestment of dividends and are measured in U.S. dollars.
American Funds Insurance Series is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management CompanySM. All the variable funds in the American Funds Insurance Series may not be available in your product.
American Funds Insurance Series

19

Objective: Seeks growth of capital by investing primarily in U.S. common stocks.
Special characteristics: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.
The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.
Growth Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth Fund rose 2.4% in the first half of 2006, slightly lagging its benchmark, the S&P 500, which gained 2.7% for the six months ended June 30, 2006.
The year began on a high note as stock markets around the world continued their upward trend. However, by mid-May, fears of inflation and higher interest rates in the U.S. caused a decline in markets throughout much of the world. It was a difficult period for growth investing as many traditional growth companies fell relatively out of favor with investors.
The fund was helped by its energy holdings — one of the fund’s largest sectors at 15.8% — which continued to benefit from high oil prices. Schlumberger, one of the fund’s top 10 holdings, returned 34.0% for the period.
Many of the fund’s technology holdings also positively affected results, though a few companies, such as Microsoft and eBay, did not fare as well. The fund was also hindered by some of its holdings in the health care providers and services industry.
American Funds Insurance Series

20

International Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
International Fund gained 5.8% during the first half of 2006 (ended June 30), while the MSCI EAFE® (Europe, Australasia, Far East) Index posted a 10.5% return.
After a period of strong growth in stock markets around the world, investor enthusiasm waned amid mounting evidence of rising inflation, which raised expectations for higher interest rates in the U.S. and beyond. As a result, stock markets traded lower, and few countries were spared as the selloff extended into June. Although stock indexes in developing countries suffered the largest declines, markets around the globe were affected.
Japan (home to 16.1% of fund assets) had the steepest drop among the larger markets during the period, returning -0.3% as calculated by the Nikkei 225 Stock Average when measured in U.S. dollars. The fund’s European exposure (39.5% of fund assets) fared better, especially when measured in U.S. dollars, as all major European currencies strengthened against the dollar. The United Kingdom rose 13.6%,* while Switzerland and Germany gained 10.6% and 14.1%, respectively.
The fund was hindered by a few of its Japanese holdings, including retail giant Seven & I Holdings. Its information technology stocks were also a drag on results, while the continuing high energy prices helped boost returns for the fund’s holdings in oil, gas and consumable fuels.

Europe		Asia/Pacific Basin (cont.)
Switzerland	7.8%	Australia	2.6%
United Kingdom	7.5	Other	2.2

Germany	7.2		36.6

France	5.8	The Americas
Netherlands	2.8	Canada	3.9
Spain	2.0	Brazil	2.3
Austria	1.6	Mexico	1.5
Italy	1.5	United States	.8

Denmark	1.3		8.5

Other	2.0

	39.5	Other countries

		South Africa	.1

Asia/Pacific Basin			.1

Japan	16.1
South Korea	7.4	Short-term securities & other assets less liabilities	15.3
Hong Kong	2.9	Total	100.0%
Taiwan	2.8
India	2.6
Objective: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the U.S.
Special characteristics: Invests mainly in growing companies, ranging from small firms to large corporations.
The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.

*	Unless otherwise indicated, country returns are based on MSCI® indexes, assume reinvestment of dividends and are measured in U.S. dollars.
American Funds Insurance Series

21

Growth-Income Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth-Income Fund rose 4.0% during the six-month period ended June 30, 2006, exceeding the S&P 500, which gained 2.7%. The fund has outpaced the S&P 500 over the three-, five- and 10-year periods.
As the year began, the stock market continued to rally, touching a five-year high. However, in May the market lost some of its momentum, declining amid questions about the future of interest rates and inflation. At the same time, investors did not panic as corporate balance sheets and profits remained healthy.
During the period, the fund’s portfolio counselors steered a steady course, maintaining its sizable holdings in energy companies (8.0% of assets). While this exposure, aided by the high price of oil, helped to boost results, the fund’s diversification among a variety of industry groups contributed to its overall return for the six-month period.
In addition to its energy holdings, the fund benefited from its investments in financial companies, while some of its semiconductor and semiconductor equipment holdings hindered the fund’s return.
Objective: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
Special characteristics: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.
The market indexes are unmanaged and include reinvested distributions, but do not reflect sales charges, commissions or expenses.
American Funds Insurance Series

22

Growth Fund

Summary investment portfolio June 30, 2006	unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Google	3.8%	Schlumberger	1.9%
Altria Group	2.5	Target	1.6
Roche Holding	2.3	Cisco Systems	1.5
Microsoft	2.2	Qwest Communications International	1.4
Lowe’s Companies	2.1	Kohl’s	1.3
Common stocks — 86.04%

		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 16.53%

Google Inc., Class A1	2,231,400	$935,693	3.84%
Microsoft Corp.	23,155,000	539,511	2.22
Cisco Systems, Inc.[1]	18,433,000	359,996	1.48
Taiwan Semiconductor Manufacturing Co. Ltd.	81,019,112	146,337
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,158,433	65,714	.87
Oracle Corp.[1]	14,622,800	211,884	.87
Corning Inc.[1]	6,959,200	168,343	.69
Samsung Electronics Co., Ltd.	235,000	149,401	.61
Other securities		1,447,360	5.95
		4,024,239	16.53

Energy — 15.81%

Schlumberger Ltd.	7,219,600	470,068	1.93
Halliburton Co.	3,480,000	258,251	1.06
Canadian Natural Resources, Ltd.	4,625,700	255,823	1.05
Suncor Energy Inc.	3,002,076	243,018	1.00
EOG Resources, Inc.	3,265,000	226,395	.93
Transocean Inc.[1]	2,731,400	219,386	.90
Devon Energy Corp.	3,409,072	205,942	.85
Newfield Exploration Co.[1]	3,917,200	191,708	.79
Murphy Oil Corp.	2,698,800	150,755	.62
Peabody Energy Corp.	2,653,000	147,905	.61
Other securities		1,477,712	6.07
		3,846,963	15.81

Consumer discretionary — 14.18%

Lowe’s Companies, Inc.	8,263,000	501,316	2.06
Target Corp.	7,890,000	385,584	1.58
Kohl’s Corp.[1]	5,540,000	327,525	1.35
Carnival Corp., units	6,905,000	288,215	1.18
Starbucks Corp.[1]	6,920,000	261,299	1.07
Best Buy Co., Inc.	4,490,400	246,254	1.01
Harrah’s Entertainment, Inc.	2,644,000	188,200	.77
Johnson Controls, Inc.	2,250,000	184,995	.76
Michaels Stores, Inc.	4,070,000	167,847	.69
Garmin Ltd.	1,432,000	150,990	.62
Other securities		749,235	3.09
		3,451,460	14.18

American Funds Insurance Series

23

Growth Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Health care — 12.26%

Roche Holding AG	3,460,000	$570,969	2.35%
AstraZeneca PLC (ADR)	2,715,000	162,411
AstraZeneca PLC (Sweden)	1,200,000	72,402	.96
WellPoint, Inc.[1]	3,040,000	221,221	.91
Zimmer Holdings, Inc.[1]	3,610,000	204,759	.84
Sanofi-Aventis	2,023,900	197,292	.81
Medtronic, Inc.	3,500,000	164,220	.67
Other securities		1,392,028	5.72
		2,985,302	12.26

Consumer staples — 6.81%

Altria Group, Inc.	8,380,000	615,343	2.53
Walgreen Co.	6,000,000	269,040	1.11
Other securities		772,734	3.17
		1,657,117	6.81

Industrials — 5.17%

Boeing Co.	2,565,000	210,099	.86
General Electric Co.	5,270,000	173,699	.71
Other securities		873,943	3.60
		1,257,741	5.17

Financials — 4.92%

Fannie Mae	5,530,000	265,993	1.09
Banco Bradesco SA, preferred nominative (ADR)	5,646,700	175,556	.72
American International Group, Inc.	2,600,000	153,530	.63
Freddie Mac	2,297,700	130,992	.54
Other securities		470,784	1.94
		1,196,855	4.92

Materials — 2.85%

Barrick Gold Corp.	6,300,000	186,480	.77
Other securities		507,319	2.08
		693,799	2.85

Telecommunication services — 2.24%

Qwest Communications International Inc.[1]	43,050,000	348,275	1.43
Other securities		196,995	.81
		545,270	2.24

Utilities — 0.59%

Other securities		142,891	.59

American Funds Insurance Series

24

Growth Fund
Common stocks

	Market	Percent
	value	of net
	(000)	assets
Miscellaneous — 4.68%

Other common stocks in initial period of acquisition	$1,139,265	4.68%

Total common stocks (cost: $16,278,780,000)	20,940,902	86.04

Short-term securities — 13.54%

	Principal
	amount
	(000)

Federal Home Loan Bank 4.79%-5.29% due 7/5-9/27/2006	$509,500	506,061	2.08
Fannie Mae 4.84%-5.15% due 7/12-9/13/2006	371,200	368,477	1.51
Clipper Receivables Co., LLC 5.00%-5.22% due 7/7-8/28/2006[2]	230,864	229,943	.95
Bank of America Corp. 5.23%-5.325% due 9/12-9/22/2006	131,800	130,315
Ranger Funding Co. LLC 5.03%-5.10% due 7/12-8/28/2006[2]	99,000	98,464	.94
CAFCO, LLC 5.03%-5.37% due 7/14-9/13/2006[2]	194,700	193,383
Ciesco LLC 5.02% due 7/14/2006[2]	26,000	25,951	.90
Variable Funding Capital Corp. 5.025%-5.23% due 7/12-7/28/2006[2]	216,700	216,032	.89
Freddie Mac 4.91%-5.285% due 7/25-9/26/2006	179,400	178,007	.73
Edison Asset Securitization LLC 5.02%-5.25% due 7/24-8/18/2006[2]	100,450	99,958
General Electric Capital Services, Inc. 5.18% due 8/9/2006	50,000	49,712	.62
International Lease Finance Corp. 5.08%-5.28% due 8/3-8/31/2006	97,600	96,915	.40
Other securities		1,102,170	4.52

Total short-term securities (cost: $3,295,426,000)		3,295,388	13.54

Total investment securities (cost: $19,574,206,000)		24,236,290	99.58
Other assets less liabilities		102,093	.42

Net assets		$24,338,383	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund’s holdings in affiliated companies is included in “Other securities” under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2006, appear below.

						Market value
					Dividend	of affiliates
	Beginning			Ending	income	at 6/30/06
Company	shares	Purchases	Sales	shares	(000)	(000)

Aveta, Inc.[1,2]	3,918,000	—	—	3,918,000	—	$62,688
Rosetta Resources Inc.[1,2]	2,980,000	—	—	2,980,000	—	49,527
DataPath, Inc.[1,2,3]	—	2,819,968	—	2,819,968	—	31,020
					—	$143,235

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $1,684,420,000, which represented 6.92% of the net assets of the fund.

[3]	Valued under fair value procedures adopted by authority of the board of trustees.
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

25

International Fund

Summary investment portfolio June 30, 2006	unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Bayer	2.2%	Unibanco	1.6%
Roche Holding	2.1	Kookmin Bank	1.5
Nestlé	1.8	Seven & I Holdings	1.5
Credit Suisse	1.6	Société Générale	1.4
Telekom Austria	1.6	MUFG	1.4
Common stocks — 84.65%

		Market	Percent
		value	of net
	Shares	(000)	assets
Financials — 22.75%

Credit Suisse Group	2,205,000	$123,150	1.63%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,802,000	119,635	1.58
Kookmin Bank	1,372,500	112,869	1.49
Société Générale	743,000	109,165	1.44
Mitsubishi UFJ Financial Group, Inc.	7,709	107,809	1.42
Sun Hung Kai Properties Ltd.	10,286,000	104,894	1.38
Macquarie Bank Ltd.	1,856,898	95,159	1.26
Hana Financial Holdings	1,398,422	65,757	.87
ING Groep NV	1,549,310	60,827	.80
Swire Pacific Ltd., Class A	5,720,000	59,031	.78
BNP Paribas	577,090	55,186	.73
Mizuho Financial Group, Inc.	5,870	49,716	.66
Westpac Banking Corp.	962,514	16,642	.22
Other securities		644,047	8.49
		1,723,887	22.75

Information technology — 8.70%

Samsung Electronics Co., Ltd.	168,064	106,846	1.41
Taiwan Semiconductor Manufacturing Co. Ltd.	27,308,177	49,324
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,879,319	17,252	.88
Murata Manufacturing Co., Ltd.	855,000	55,525	.73
Rohm Co., Ltd.	592,100	52,943	.70
Toshiba Corp.	8,103,000	52,906	.70
Other securities		324,444	4.28
		659,240	8.70

Consumer discretionary — 8.17%

Kingfisher PLC	15,603,645	68,736	.90
Swatch Group Ltd, nonregistered shares	243,386	41,038
Swatch Group Ltd	597,444	20,830	.82
Honda Motor Co., Ltd.	400,000	12,691	.17
Other securities		475,783	6.28
		619,078	8.17

Health care — 7.73%

Roche Holding AG	949,500	156,686	2.07
AstraZeneca PLC (United Kingdom)	1,262,500	76,111
AstraZeneca PLC (Sweden)	510,500	30,801	1.41
Novo Nordisk A/S, Class B	1,589,900	101,209	1.34
Merck KGaA[1]	679,000	61,679	.81
Other securities		158,805	2.10
		585,291	7.73

American Funds Insurance Series

26

International Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Energy — 7.63%

Royal Dutch Shell PLC, Class B	1,943,868	$67,893
Royal Dutch Shell PLC, Class B (ADR)	275,839	19,273	1.38%
Royal Dutch Shell PLC, Class A	522,000	17,540
Reliance Industries Ltd.	3,628,695	83,843	1.11
Husky Energy Inc.	1,035,000	64,975	.86
Oil & Natural Gas Corp. Ltd.	2,452,230	59,237	.78
Canadian Natural Resources, Ltd.	1,000,000	55,305	.73
Norsk Hydro ASA	2,050,000	54,315	.72
Petro-Canada	1,080,000	51,251	.67
Other securities		104,813	1.38
		578,445	7.63

Consumer staples — 6.45%

Nestlé SA	436,920	136,995	1.81
Seven & I Holdings Co., Ltd.	3,327,000	109,630	1.45
METRO AG	1,003,000	56,793	.75
Other securities		184,950	2.44
		488,368	6.45

Materials — 6.20%

Bayer AG	3,659,000	168,010	2.22
Nitto Denko Corp.	994,900	70,872	.94
Barrick Gold Corp.	1,859,802	54,944	.72
Other securities		176,031	2.32
		469,857	6.20

Telecommunication services — 5.34%

Telekom Austria AG	5,510,225	122,564	1.62
Koninklijke KPN NV	8,685,600	97,540	1.29
Other securities		183,981	2.43
		404,085	5.34

Industrials — 3.78%

Samsung Engineering Co., Ltd.	1,592,000	70,999	.94
Asahi Glass Co., Ltd.	4,560,000	57,832	.76
Siemens AG	575,000	49,976	.66
Other securities		107,888	1.42
		286,695	3.78

Utilities — 2.99%

Veolia Environnement	1,755,900	90,653	1.20
E.ON AG	615,000	70,731	.93
Other securities		65,056	.86
		226,440	2.99

Miscellaneous — 4.91%

Other common stocks in initial period of acquisition		371,432	4.91

Total common stocks (cost: $4,826,998,000)		6,412,818	84.65

American Funds Insurance Series

27

International Fund
Rights & warrants — 0.01%

	Market	Percent
	value	of net
	(000)	assets
Miscellaneous — 0.01%

Other rights & warrants in initial period of acquisition	$525	.01%

Total rights & warrants (cost: $0)	525	.01

Short-term securities — 15.26%

	Principal
	amount
	(000)

Stadshypotek Delaware Inc. 4.98%-5.02% due 7/12-7/25/2006[2]	$83,800	83,599	1.10
Federal Home Loan Bank 4.79%-5.21% due 7/5-9/13/2006	83,171	82,780	1.09
Westpac Banking Corp. 5.09%-5.25% due 8/22/2006[2]	82,500	81,866	1.08
American Honda Finance Corp. 5.00%-5.01% due 7/18-7/24/2006	80,000	79,780	1.05
Amsterdam Funding Corp. 4.99%-5.18% due 7/10-9/11/2006[2]	71,600	71,371	.94
Freddie Mac 4.91%-5.285% due 7/25-9/26/2006	59,708	59,253	.78
Alcon Capital Corp. 5.05% due 8/3/2006[2]	50,000	49,761	.66
Barton Capital LLC 5.01%-5.32% due 7/3-8/11/2006[2]	36,400	36,280	.48
ING (U.S.) Funding LLC 5.26%-5.30% due 8/8-8/30/2006	33,400	33,166	.44
Other securities		578,626	7.64

Total short-term securities (cost: $1,156,429,000)		1,156,482	15.26

Total investment securities (cost: $5,983,427,000)		7,569,825	99.92
Other assets less liabilities		6,446	.08

Net assets		$7,576,271	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $649,600,000, which represented 8.57% of the net assets of the fund.
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

28

Growth-Income Fund

Summary investment portfolio June 30, 2006	unaudited

Largest individual equity securities	Percent of net assets		Percent of net assets
Oracle	2.4%	Fannie Mae	1.6%
Intel	1.8	American International Group	1.6
General Electric	1.7	Tyco	1.6
Cisco Systems	1.7	Microsoft	1.5
Lowe’s Companies	1.7	Citigroup	1.4
Common stocks — 86.13%

		Market	Percent
		value	of net
	Shares	(000)	assets
Information technology — 18.06%

Oracle Corp.[1]	39,105,000	$566,631	2.41%
Intel Corp.	22,870,000	433,387	1.84
Cisco Systems, Inc.[1]	20,340,000	397,240	1.69
Microsoft Corp.	14,735,000	343,326	1.46
International Business Machines Corp.	3,700,000	284,234	1.21
Hewlett-Packard Co.	8,400,000	266,112	1.13
Google Inc., Class A1	530,000	222,245	.94
Flextronics International Ltd.[1]	16,000,000	169,920	.72
First Data Corp.	3,350,000	150,884	.64
Other securities		1,416,538	6.02
		4,250,517	18.06

Financials — 11.90%

Fannie Mae	8,050,000	387,205	1.64
American International Group, Inc.	6,500,000	383,825	1.63
Citigroup Inc.	6,625,000	319,590	1.36
Bank of America Corp.	5,380,000	258,778	1.10
J.P. Morgan Chase & Co.	4,147,900	174,212	.74
Capital One Financial Corp.	1,900,000	162,355	.69
Freddie Mac	2,265,000	129,128	.55
Other securities		986,507	4.19
		2,801,600	11.90

Health care — 11.89%

Bristol-Myers Squibb Co.	8,960,000	231,706	.98
AstraZeneca PLC (ADR)	3,210,150	192,031
AstraZeneca PLC (Sweden)	392,000	23,651	.92
Eli Lilly and Co.	3,735,000	206,434	.88
WellPoint, Inc.[1]	2,750,000	200,118	.85
Cardinal Health, Inc.	3,100,000	199,423	.85
Abbott Laboratories	4,190,000	182,726	.77
Aetna Inc.	4,000,000	159,720	.68
Merck & Co., Inc.	4,200,000	153,006	.65
Medtronic, Inc.	3,050,000	143,106	.61
Other securities		1,105,951	4.70
		2,797,872	11.89

Consumer discretionary — 11.28%

Lowe’s Companies, Inc.	6,530,000	396,175	1.68
Target Corp.	5,750,000	281,002	1.19
News Corp., Class A	10,750,000	206,185	.88
Time Warner Inc.	9,800,000	169,540	.72
Carnival Corp., units	3,982,100	166,213	.71
Other securities		1,436,611	6.10
		2,655,726	11.28

American Funds Insurance Series

29

Growth-Income Fund
Common stocks

		Market	Percent
		value	of net
	Shares	(000)	assets
Industrials — 9.24%

General Electric Co.	12,300,000	$405,408	1.72%
Tyco International Ltd.	13,945,300	383,496	1.63
United Technologies Corp.	3,950,000	250,509	1.06
Norfolk Southern Corp.	3,326,500	177,036	.75
United Parcel Service, Inc., Class B	2,021,300	166,414	.71
Other securities		792,892	3.37
		2,175,755	9.24

Energy — 8.00%

Marathon Oil Corp.	3,335,000	277,805	1.18
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	133,960
Royal Dutch Shell PLC, Class B (ADR)	1,790,391	125,095	1.12
Royal Dutch Shell PLC, Class B	139,816	4,883
Schlumberger Ltd.	3,840,000	250,022	1.06
Chevron Corp.	2,963,200	183,896	.78
Petro-Canada	3,760,000	178,432	.76
Husky Energy Inc.	2,742,800	172,187	.73
Other securities		557,446	2.37
		1,883,726	8.00

Consumer staples — 5.90%

Altria Group, Inc.	2,975,000	218,454	.93
Avon Products, Inc.	5,654,100	175,277	.75
Coca-Cola Co.	3,740,000	160,895	.68
Other securities		833,623	3.54
		1,388,249	5.90

Telecommunication services — 3.95%

AT&T Inc.	6,000,000	167,340	.71
Sprint Nextel Corp., Series 1	7,400,000	147,926	.63
Other securities		614,448	2.61
		929,714	3.95

Materials — 2.41%

Air Products and Chemicals, Inc.	2,660,000	170,027	.72
Other securities		396,564	1.69
		566,591	2.41

Utilities — 0.96%

Other securities		225,824	.96

Miscellaneous — 2.54%

Other common stocks in initial period of acquisition		598,252	2.54

Total common stocks (cost: $16,892,154,000)		20,273,826	86.13

American Funds Insurance Series

30

Growth-Income Fund
Convertible securities — 0.64%

	Market	Percent
	value	of net
	(000)	assets
Other — 0.39%

Other securities	$90,799	.39%

Miscellaneous — 0.25%

Other convertible securities in initial period of acquisition	59,165	.25

Total convertible securities (cost: $140,462,000)	149,964	.64

Bonds & notes — 0.28%

Other — 0.28%

Other securities	67,200	.28

Total bonds & notes (cost: $58,363,000)	67,200	.28

Short-term securities — 12.85%

	Principal
	amount
	(000)

Fannie Mae 4.84%-5.29% due 7/12-9/27/2006	$365,400	362,193	1.54
Federal Home Loan Bank 4.79%-5.255% due 7/5-9/22/2006	345,375	343,109	1.46
Freddie Mac 4.91%-5.17% due 7/18-9/1/2006	275,641	273,829	1.16
CAFCO, LLC 5.03%-5.35% due 7/14-9/6/2006[2]	149,400	148,880
Citigroup Funding Inc. 5.02%-5.14% due 7/14-8/30/2006	85,000	84,607	.99
Clipper Receivables Co., LLC 4.96%-5.40% due 7/7-10/18/2006[2]	233,400	232,508	.99
Ranger Funding Co. LLC 5.03%-5.30% due 7/12-8/23/2006[2]	82,784	82,385
Bank of America Corp 5.27% due 8/23/2006	44,700	44,360	.54
International Lease Finance Corp. 4.94%-5.20% due 7/11-7/31/2006	125,000	124,643	.53
Atlantic Industries 5.16% due 7/28/2006[2]	60,520	60,277
Coca-Cola Co. 4.94%-5.19% due 7/6-8/14/2006	40,100	39,861	.42
Preferred Receivables Funding Corp. 5.05%-5.23% due 7/7-8/8/2006[2]	75,000	74,692	.32
Edison Asset Securitization LLC 5.11% due 8/7/2006[2]	50,000	49,731	.21
Hewlett-Packard Co. 5.20% due 7/31/2006[2]	25,000	24,888	.11
IBM Capital Inc. 5.20% due 7/26/2006[2]	15,700	15,641	.07
Other securities		1,062,400	4.51

Total short-term securities (cost: $3,024,047,000)		3,024,004	12.85

Total investment securities (cost: $20,115,026,000)		23,514,994	99.90
Other assets less liabilities		23,457	.10

Net assets		$23,538,451	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in “Other securities” in the summary investment portfolio, was $1,319,232,000, which represented 5.60% of the net assets of the fund.
ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

31

Financial statements
Statements of assets & liabilities at June 30, 2006

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth	International
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities at market:
Unaffiliated issuers	$134,836	$3,334,719	$2,614,542	$24,093,055	$7,569,825
Affiliated issuers	—	—	79,411	143,235	—
Cash denominated in non-U.S. currencies	21	2,690	1,336	4,325	6,197
Cash	77	236	124	1,728	287
Receivables for:
Sales of investments	865	4,219	22,450	136,311	4,818
Sales of fund’s shares	324	3,034	3,155	22,713	7,522
Open forward currency contracts	—	—	—	—	—
Dividends and interest	145	6,391	1,758	23,180	11,759

	136,268	3,351,289	2,722,776	24,424,547	7,600,408

Liabilities:
Payables for:
Purchases of investments	619	2,443	16,948	70,125	16,239
Repurchases of fund’s shares	53	44	302	5,358	2,670
Open forward currency contracts	—	—	—	—	—
Investment advisory services	56	1,338	1,407	5,694	2,712
Distribution services	22	624	493	4,125	1,177
Deferred trustees’ compensation	1	40	21	625	279
Other fees and expenses	3	622	2,192	237	1,060

	754	5,111	21,363	86,164	24,137

Net assets at June 30, 2006 (total: $77,561,243)	$135,514	$3,346,178	$2,701,413	$24,338,383	$7,576,271

Investment securities at cost:
Unaffiliated issuers	$121,184	$2,758,589	$2,087,643	$19,440,548	$5,983,427

Affiliated issuers	—	—	$66,113	$133,658	—

Cash denominated in non-U.S. currencies at cost	$20	$2,659	$1,321	$4,338	$6,137

Net assets consist of:
Capital paid in on shares of beneficial interest	$117,705	$2,664,757	$2,027,022	$18,351,261	$5,550,482
Undistributed (distributions in excess of) net investment income	518	33,224	(19,487)	103,564	78,939
Undistributed (accumulated) net realized gain (loss)	3,636	72,534	155,756	1,221,378	361,084
Net unrealized appreciation (depreciation)	13,655	575,663	538,122	4,662,180	1,585,766

Net assets at June 30, 2006	$135,514	$3,346,178	$2,701,413	$24,338,383	$7,576,271

Shares of beneficial interest issued and outstanding — unlimited shares authorized:
Class 1:
Net assets (total: $11,157,497)	$23,905	$214,609	$240,521	$3,490,659	$1,577,817
Shares outstanding	2,013	10,399	10,986	57,813	79,496
Net asset value per share	$11.87	$20.64	$21.89	$60.38	$19.85
Class 2:
Net assets (total: $65,221,819)	$111,609	$3,131,569	$2,460,892	$20,385,930	$5,885,481
Shares outstanding	9,444	152,508	113,333	340,114	297,530
Net asset value per share	$11.82	$20.53	$21.71	$59.94	$19.78
Class 3:
Net assets (total: $1,181,927)	—	—	—	$461,794	$112,973
Shares outstanding	—	—	—	7,655	5,697
Net asset value per share	—	—	—	$60.33	$19.83
* Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

32

unaudited
(dollars and shares in thousands, except per-share amounts)

							U.S.
	Blue Chip	Global				High-	Government/
New	Income and	Growth and	Growth-	Asset		Income	AAA-Rated	Cash
World	Growth	Income	Income	Allocation	Bond	Bond	Securities	Management
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$948,559	$3,475,983	$98,936	$23,514,994	$6,531,116	$2,919,735	$996,766	$643,520	$362,714
—	—	—	—	49,361	—	—	—	—
818	—	16	4,272	—	—	—	—	—
70	108	470	522	2,008	7,411	5,695	148	410

3,819	5,347	—	38,707	38,340	1,388	3,636	5,654	—
2,137	1,959	6,335	7,270	4,098	2,121	3,375	755	124
—	—	—	—	19	392	16	—	—
4,173	3,586	94	30,950	24,729	34,881	17,698	5,412	—

959,576	3,486,983	105,851	23,596,715	6,649,671	2,965,928	1,027,186	655,489	363,248

—	20,596	2,442	40,288	147,523	40,145	22,649	34,755	—
537	1,065	—	8,539	843	17	389	382	8,577
—	—	—	—	98	267	124	—	—
560	1,072	35	4,633	1,536	887	357	210	83
172	672	12	3,978	1,123	554	143	79	52
7	20	—	723	166	33	70	57	29
286	2	1	103	14	11	247	— *	— *

1,562	23,427	2,490	58,264	151,303	41,914	23,979	35,483	8,741

$958,014	$3,463,556	$103,361	$23,538,451	$6,498,368	$2,924,014	$1,003,207	$620,006	$354,507

$781,559	$3,105,111	$99,430	$20,115,026	$5,618,447	$2,954,017	$1,002,266	$658,230	$362,718

—	—	—	—	$48,481	—	—	—	—

$815	—	$15	$4,018	—	—	—	—	—

$721,840	$2,975,666	$103,657	$19,413,723	$5,366,389	$2,899,532	$1,104,389	$629,651	$348,769
1,045	24,108	212	194,802	77,407	69,335	33,110	13,416	5,746
68,362	92,910	(4)	529,671	141,096	(10,776)	(128,694)	(8,351)	(4)
166,767	370,872	(504)	3,400,255	913,476	(34,077)	(5,598)	(14,710)	(4)
$958,014	$3,463,556	$103,361	$23,538,451	$6,498,368	$2,924,014	$1,003,207	$620,006	$354,507

$96,938	$139,829	$13,577	$3,660,320	$903,248	$187,817	$289,221	$225,285	$93,751
5,482	13,136	1,413	94,402	52,575	17,074	24,057	19,865	8,277
$17.68	$10.64	$9.61	$38.77	$17.18	$11.00	$12.02	$11.34	$11.33

$861,076	$3,323,727	$89,784	$19,431,329	$5,519,490	$2,736,197	$680,412	$363,159	$241,164
48,993	314,372	9,351	504,246	323,378	250,811	57,004	32,209	21,369
$17.58	$10.57	$9.60	$38.54	$17.07	$10.91	$11.94	$11.28	$11.29

—	—	—	$446,802	$75,630	—	$33,574	$31,562	$19,592
—	—	—	11,532	4,406	—	2,793	2,784	1,731
—	—	—	$38.74	$17.16	—	$12.02	$11.34	$11.32
American Funds Insurance Series

33

Statements of operations for the six months ended June 30, 2006

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth	International
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes):
Dividends	$738	$34,509	$10,832	$118,613	$82,463
Interest	372	11,885	6,763	51,547	26,356

	1,110	46,394	17,595	170,160	108,819
Fees and expenses:

Investment advisory services	361	8,777	9,450	38,583	18,073
Distribution services — Class 2	126	3,654	2,959	24,498	6,823
Distribution services — Class 3	—	—	—	437	104
Transfer agent services	— †	1	1	8	3
Reports to shareholders	2	47	39	358	108
Registration statement and prospectus	2	62	51	479	142
Postage, stationery and supplies	— †	8	6	60	18
Trustees’ compensation	1	13	10	132	47
Auditing and legal	5	6	4	21	7
Custodian	14	386	553	725	1,290
State and local taxes	1	28	24	220	66
Other	2	15	17	48	30

Total fees and expenses before waiver	514	12,997	13,114	65,569	26,711
Less waiver of fees and expenses:
Investment advisory services	36	878	945	3,858	1,807

Total fees and expenses after waiver	478	12,119	12,169	61,711	24,904

Net investment income	632	34,275	5,426	108,449	83,915

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	3,671	135,390	156,801	1,227,220	366,887
Non-U.S. currency transactions	4	5,200	(591)	261	73

	3,675	140,590	156,210	1,227,481	366,960

Net unrealized appreciation (depreciation) on:
Investments	(1,793)	538	37,176	(795,483)	(66,615)
Non-U.S. currency translations	4	89	(40)	208	264

	(1,789)	627	37,136	(795,275)	(66,351)

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and non-U.S. currency	1,886	141,217	193,346	432,206	300,609

Net increase (decrease) in net assets resulting from operations	$2,518	$175,492	$198,772	$540,655	$384,524

*	For the period May 1, 2006, commencement of operations, through June 30, 2006.

†	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

34

unaudited
(dollars in thousands)

							U.S.
	Blue Chip	Global				High-	Government/
New	Income and	Growth and	Growth-	Asset		Income	AAA-Rated	Cash
World	Growth	Income	Income	Allocation	Bond	Bond	Securities	Management
Fund	Fund	Fund*	Fund	Fund	Fund	Fund	Fund	Fund

$9,908	$29,564	$134	$171,798	$42,570	$329	$799	$—	$—
5,172	5,654	144	78,002	52,240	78,520	36,755	15,352	6,485

15,080	35,218	278	249,800	94,810	78,849	37,554	15,352	6,485

3,761	7,118	54	30,936	10,390	5,618	2,340	1,416	441
1,031	4,004	15	23,252	6,773	3,131	790	436	223
—	—	—	413	69	—	32	31	15
— †	1	— †	8	2	1	— †	— †	—	†
14	51	— †	346	96	41	15	9	4
18	68	— †	461	130	53	20	13	5
2	9	—	58	16	7	2	2	1
3	13	—	137	35	11	9	7	3
5	2	— †	20	7	2	1	1	—	†
312	10	1	305	89	55	7	2	1
9	31	—	212	60	25	9	6	2
11	7	1	45	15	5	2	1	1

5,166	11,314	71	56,193	17,682	8,949	3,227	1,924	696

376	712	5	3,094	1,039	562	234	142	44

4,790	10,602	66	53,099	16,643	8,387	2,993	1,782	652

10,290	24,616	212	196,701	78,167	70,462	34,561	13,570	5,833

68,682	96,323	— †	541,097	145,831	(2,595)	8,548	(1,518)	—	†
(240)	—	(4)	2,410	(466)	(3,677)	(625)	—	—

68,442	96,323	(4)	543,507	145,365	(6,272)	7,923	(1,518)	—

(14,037)	23,694	(494)	135,384	117,305	(31,900)	(11,766)	(16,589)	(7)
2	—	(10)	251	(97)	485	(89)	—	—

(14,035)	23,694	(504)	135,635	117,208	(31,415)	(11,855)	(16,589)	(7)

54,407	120,017	(508)	679,142	262,573	(37,687)	(3,932)	(18,107)	(7)

$64,697	$144,633	$(296)	$875,843	$340,740	$32,775	$30,629	$(4,537)	$5,826

American Funds Insurance Series

35

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund
	Six months	Year	Six months	Year
	ended	ended	ended	ended
	June 30,	December 31,	June 30,	December 31,
	2006[1]	2005	2006[1]	2005

Operations:
Net investment income	$632	$925	$34,275	$30,708
Net realized gain (loss) on investments and non-U.S. currency transactions	3,675	2,683	140,590	83,182
Net unrealized appreciation (depreciation) on investments and non-U.S. currency translations	(1,789)	6,933	627	222,184

Net increase (decrease) in net assets resulting from operations	2,518	10,541	175,492	336,074

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	(4)	(212)	(2,252)	(1,641)
Class 2	(18)	(650)	(27,641)	(14,177)
Class 3	—	—	—	—

Total dividends from net investment income and non-U.S. currency gains	(22)	(862)	(29,893)	(15,818)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	(65)	(9)	—	—
Class 2	(296)	(36)	—	—
Class 3	—	—	—	—
Long-term net realized gains:
Class 1	(46)	(444)	—	—
Class 2	(213)	(1,687)	—	—
Class 3	—	—	—	—

Total distributions from net realized gain on investments	(620)	(2,176)	—	—

Total dividends and distributions paid to shareholders	(642)	(3,038)	(29,893)	(15,818)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	—
Proceeds from shares sold	2,159	3,046	9,129	4,184
Proceeds from reinvestment of dividends and distributions	115	665	2,252	1,641
Cost of shares repurchased	(1,474)	(2,810)	(13,591)	(26,337)

Net increase (decrease) from Class 1 transactions	800	901	(2,210)	(20,512)

Class 2:
Proceeds from shares sold	23,557	32,398	373,544	541,733
Proceeds from reinvestment of dividends and distributions	527	2,373	27,641	14,177
Cost of shares repurchased	(2,714)	(2,945)	(21,874)	(30,170)

Net increase from Class 2 transactions	21,370	31,826	379,311	525,740

Class 3:
Proceeds from shares sold	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—
Cost of shares repurchased	—	—	—	—

Net increase (decrease) from Class 3 transactions	—	—	—	—

Net increase in net assets resulting from capital share transactions	22,170	32,727	377,101	505,228

Total increase (decrease) in net assets	24,046	40,230	522,700	825,484
Net assets:
Beginning of period	111,468	71,238	2,823,478	1,997,994

End of period	$135,514	$111,468	$3,346,178	$2,823,478

Undistributed (distributions in excess of) net investment income	$518	$(92)	$33,224	$28,842

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	—
Shares sold	176	283	438	233
Shares issued on reinvestment of dividends and distributions	10	58	114	95
Shares repurchased	(123)	(259)	(658)	(1,486)

Net increase (decrease) in shares outstanding	63	82	(106)	(1,158)

Class 2:
Shares sold	1,967	2,979	18,130	30,710
Shares issued on reinvestment of dividends and distributions	46	207	1,402	824
Shares repurchased	(228)	(276)	(1,077)	(1,695)

Net increase in shares outstanding	1,785	2,910	18,455	29,839

Class 3:
Shares sold	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

Net increase (decrease) in shares outstanding	—	—	—	—

[1]	Unaudited.

[2]	For the period May 1, 2006, commencement of operations, through June 30, 2006.

[3]	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

36

(dollars and shares in thousands)
								Blue Chip Income
Global Small Capitalization Fund		Growth Fund		International Fund		New World Fund		and Growth Fund
Six months	Year	Six months	Year	Six months	Year	Six months	Year	Six months	Year
ended	ended	ended	ended	ended	ended	ended	ended	ended	ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2006[1]	2005	2006[1]	2005	2006[1]	2005	2006[1]	2005	2006[1]	2005

$ 5,426	$8,958	$108,449	$128,993	$83,915	$88,268	$10,290	$11,401	$24,616	$41,376
156,210	206,084	1,227,481	637,504	366,960	337,026	68,442	25,512	96,323	188,414

37,136	195,259	(795,275)	2,278,471	(66,351)	672,176	(14,035)	78,562	23,694	(18,550)

198,772	410,301	540,655	3,044,968	384,524	1,097,470	64,697	115,475	144,633	211,240

(1,490)	(2,301)	(5,705)	(31,560)	(4,030)	(24,409)	(1,693)	(975)	(1,925)	(1,538)
(11,446)	(14,454)	(25,853)	(112,734)	(13,115)	(61,960)	(13,873)	(5,908)	(39,240)	(26,306)
—	—	(605)	(3,387)	(255)	(1,577)	—	—	—	—

(12,936)	(16,755)	(32,163)	(147,681)	(17,400)	(87,946)	(15,566)	(6,883)	(41,165)	(27,844)

(538)	—	—	—	—	—	—	—	(613)	—
(5,511)	—	—	—	—	—	—	—	(14,642)	—
—	—	—	—	—	—	—	—	—	—

(11,953)	—	(21,900)	—	(14,699)	—	(777)	—	(6,818)	—
(122,408)	—	(127,584)	—	(54,210)	—	(6,937)	—	(162,814)	—
—	—	(2,908)	—	(1,054)	—	—	—	—	—

(140,410)	—	(152,392)	—	(69,963)	—	(7,714)	—	(184,887)	—

(153,346)	(16,755)	(184,555)	(147,681)	(87,363)	(87,946)	(23,280)	(6,883)	(226,052)	(27,844)

—	—	—	—	—	—	—	—	—	—
19,072	16,402	9,292	5,159	5,650	4,402	15,768	21,021	6,341	12,123
13,981	2,301	27,605	31,560	18,729	24,409	2,470	975	9,356	1,538
(31,667)	(26,425)	(323,657)	(588,755)	(120,985)	(195,519)	(14,941)	(9,673)	(7,548)	(16,350)

1,386	(7,722)	(286,760)	(552,036)	(96,606)	(166,708)	3,297	12,323	8,149	(2,689)

403,105	464,270	1,846,045	4,085,834	907,082	1,320,757	164,789	221,690	221,625	528,383
139,365	14,454	153,437	112,734	67,325	61,960	20,810	5,908	216,696	26,306
(96,221)	(47,394)	(235,018)	(220,641)	(95,493)	(63,602)	(37,650)	(19,028)	(65,525)	(49,060)

446,249	431,330	1,764,464	3,977,927	878,914	1,319,115	147,949	208,570	372,796	505,629

—	—	5,657	16,188	4,952	3,267	—	—	—	—
—	—	3,513	3,387	1,309	1,577	—	—	—	—
—	—	(55,454)	(106,454)	(14,200)	(24,295)	—	—	—	—

—	—	(46,284)	(86,879)	(7,939)	(19,451)	—	—	—	—

447,635	423,608	1,431,420	3,339,012	774,369	1,132,956	151,246	220,893	380,945	502,940

493,061	817,154	1,787,520	6,236,299	1,071,530	2,142,480	192,663	329,485	299,526	686,336

2,208,352	1,391,198	22,550,863	16,314,564	6,504,741	4,362,261	765,351	435,866	3,164,030	2,477,694

$2,701,413	$2,208,352	$24,338,383	$22,550,863	$7,576,271	$6,504,741	$958,014	$765,351	$3,463,556	$3,164,030

$ (19,487)	$(11,977)	$103,564	$27,278	$78,939	$12,424	$1,045	$6,321	$24,108	$40,657

—	—	—	—	—	—	—	—	—	—
811	884	153	94	281	261	858	1,409	560	1,181
668	129	477	549	995	1,338	146	68	896	148
(1,360)	(1,431)	(5,299)	(11,005)	(6,099)	(11,794)	(824)	(655)	(667)	(1,577)

119	(418)	(4,669)	(10,362)	(4,823)	(10,195)	180	822	789	(248)

17,221	25,005	30,379	77,199	45,563	79,263	8,992	14,879	19,757	51,501
6,710	816	2,668	1,976	3,589	3,390	1,238	412	20,876	2,549
(4,211)	(2,568)	(3,920)	(4,104)	(4,845)	(3,679)	(2,119)	(1,288)	(5,856)	(4,760)

19,720	23,253	29,127	75,071	44,307	78,974	8,111	14,003	34,777	49,290

—	—	91	320	248	196	—	—	—	—
—	—	61	60	69	87	—	—	—	—
—	—	(912)	(2,009)	(719)	(1,460)	—	—	—	—

—	—	(760)	(1,629)	(402)	(1,177)	—	—	—	—

American Funds Insurance Series

37

Statements of changes in net assets

	Global Growth
	and Income Fund	Growth-Income Fund
	Period	Six months	Year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2006[1,2]	2006[1]	2005

Operations:
Net investment income	$212	$196,701	$292,034
Net realized gain (loss) on investments and non-U.S. currency transactions	(4)	543,507	562,628
Net unrealized appreciation (depreciation) on investments and
non-U.S. currency translations	(504)	135,635	364,066

Net increase (decrease) in net assets resulting from operations	(296)	875,843	1,218,728

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gains:
Class 1	—	(11,270)	(58,162)
Class 2	—	(52,273)	(221,139)
Class 3	—	(1,231)	(6,306)

Total dividends from net investment income and non-U.S. currency gains	—	(64,774)	(285,607)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	(3,880)	—
Class 2	—	(20,518)	—
Class 3	—	(474)	—
Long-term net realized gains:
Class 1	—	(84,523)	(15,967)
Class 2	—	(447,010)	(62,034)
Class 3	—	(10,336)	(2,000)

Total distributions from net realized gain on investments	—	(566,741)	(80,001)

Total dividends and distributions paid to shareholders	—	(631,515)	(365,608)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	10,000	—	—
Proceeds from shares sold	3,911	844	2,448
Proceeds from reinvestment of dividends and distributions	—	99,672	74,129
Cost of shares repurchased	—	(318,946)	(614,621)

Net increase (decrease) from Class 1 transactions	13,911	(218,430)	(538,044)

Class 2:
Proceeds from shares sold	89,746	1,564,817	3,676,296
Proceeds from reinvestment of dividends and distributions	—	519,802	283,173
Cost of shares repurchased	—	(444,918)	(141,546)

Net increase from Class 2 transactions	89,746	1,639,701	3,817,923

Class 3:
Proceeds from shares sold	—	689	12,416
Proceeds from reinvestment of dividends and distributions	—	12,041	8,306
Cost of shares repurchased	—	(43,927)	(105,080)

Net increase (decrease) from Class 3 transactions	—	(31,197)	(84,358)

Net increase in net assets resulting from capital share transactions	103,657	1,390,074	3,195,521

Total increase (decrease) in net assets	103,361	1,634,402	4,048,641
Net assets:
Beginning of period	—	21,904,049	17,855,408

End of period	$103,361	$23,538,451	$21,904,049

Undistributed (distributions in excess of) net investment income	$212	$194,802	$62,875

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	1,000	—	—
Shares sold	413	21	67
Shares issued on reinvestment of dividends and distributions	—	2,632	1,958
Shares repurchased	—	(8,080)	(16,647)

Net increase (decrease) in shares outstanding	1,413	(5,427)	(14,622)

Class 2:
Shares sold	9,351	39,645	100,592
Shares issued on reinvestment of dividends and distributions	—	13,810	7,515
Shares repurchased	—	(11,163)	(3,852)

Net increase in shares outstanding	9,351	42,292	104,255

Class 3:
Shares sold	—	17	350
Shares issued on reinvestment of dividends and distributions	—	318	220
Shares repurchased	—	(1,115)	(2,863)

Net increase (decrease) in shares outstanding	—	(780)	(2,293)

[1]	Unaudited.

[2]	For the period May 1, 2006, commencement of operations, through June 30, 2006.

[3]	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

38

(dollars and shares in thousands)
						U.S. Government/
Asset Allocation Fund		Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
Six months	Year	Six months	Year	Six months	Year	Six months	Year	Six months	Year
ended	ended	ended	ended	ended	ended	ended	ended	ended	ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2006[1]	2005	2006[1]	2005	2006[1]	2005	2006[1]	2005	2006[1]	2005

$ 78,167	$126,432	$70,462	$110,408	$34,561	$58,237	$13,570	$23,930	$5,833	$6,739
145,365	133,120	(6,272)	2,178	7,923	11,521	(1,518)	2,137	— [3]	(1)

117,208	234,416	(31,415)	(77,663)	(11,855)	(49,267)	(16,589)	(10,709)	(7)	1

340,740	493,968	32,775	34,923	30,629	20,491	(4,537)	15,358	5,826	6,739

(3,555)	(20,656)	(7,578)	(7,502)	(18,213)	(20,075)	(9,348)	(10,544)	(1,903)	(737)
(19,628)	(106,102)	(106,551)	(73,453)	(41,173)	(29,252)	(14,236)	(11,720)	(4,485)	(1,087)
(279)	(1,653)	—	—	(2,049)	(2,392)	(1,245)	(1,507)	(378)	(129)

(23,462)	(128,411)	(114,129)	(80,955)	(61,435)	(51,719)	(24,829)	(23,771)	(6,766)	(1,953)

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
(11,851)	—	—	—	—	—	—	—	—	—
(72,811)	—	—	—	—	—	—	—	—	—
(1,004)	—	—	—	—	—	—	—	—	—

(85,666)	—	—	—	—	—	—	—	—	—

(109,128)	(128,411)	(114,129)	(80,955)	(61,435)	(51,719)	(24,829)	(23,771)	(6,766)	(1,953)

—	—	—	—	—	—	—	—	—	—
25,104	6,110	12,562	10,970	998	12,164	1,646	5,194	43,980	49,253
15,406	20,656	7,578	7,502	18,213	20,075	9,348	10,544	1,903	737
(50,269)	(104,648)	(9,822)	(26,416)	(30,889)	(74,615)	(26,626)	(46,452)	(26,701)	(54,892)

(9,759)	(77,882)	10,318	(7,944)	(11,678)	(42,376)	(15,632)	(30,714)	19,182	(4,902)

391,458	970,962	416,369	561,561	89,851	157,889	35,090	70,062	151,093	136,997
92,439	106,102	106,551	73,453	41,173	29,252	14,236	11,720	4,485	1,087
(279,357)	(56,161)	(22,339)	(40,314)	(18,714)	(24,514)	(10,595)	(20,644)	(66,779)	(98,299)

204,540	1,020,903	500,581	594,700	112,310	162,627	38,731	61,138	88,799	39,785

1,925	2,351	—	—	474	4,903	616	4,576	16,624	18,484
1,283	1,653	—	—	2,049	2,392	1,245	1,507	378	129
(6,411)	(14,040)	—	—	(5,436)	(14,020)	(7,647)	(9,755)	(13,155)	(23,149)

(3,203)	(10,036)	—	—	(2,913)	(6,725)	(5,786)	(3,672)	3,847	(4,536)

191,578	932,985	510,899	586,756	97,719	113,526	17,313	26,752	111,828	30,347

423,190	1,298,542	429,545	540,724	66,913	82,298	(12,053)	18,339	110,888	35,133

6,075,178	4,776,636	2,494,469	1,953,745	936,294	853,996	632,059	613,720	243,619	208,486

$6,498,368	$6,075,178	$2,924,014	$2,494,469	$1,003,207	$936,294	$620,006	$632,059	$354,507	$243,619

$ 77,407	$22,702	$69,335	$113,002	$33,110	$59,984	$13,416	$24,675	$5,746	$6,679

—	—	—	—	—	—	—	—	—	—
1,454	385	1,109	962	78	969	139	435	3,844	4,414
920	1,258	691	670	1,518	1,660	826	891	168	66
(2,902)	(6,585)	(864)	(2,323)	(2,445)	(5,955)	(2,253)	(3,873)	(2,342)	(4,905)

(528)	(4,942)	936	(691)	(849)	(3,326)	(1,288)	(2,547)	1,670	(425)

22,735	61,664	36,917	49,855	7,144	12,715	2,991	5,882	13,247	12,309
5,559	6,492	9,793	6,611	3,457	2,431	1,264	996	398	98
(15,780)	(3,564)	(1,984)	(3,572)	(1,477)	(1,965)	(904)	(1,739)	(5,871)	(8,815)

12,514	64,592	44,726	52,894	9,124	13,181	3,351	5,139	7,774	3,592

111	148	—	—	37	392	52	381	1,455	1,658
76	101	—	—	171	197	110	127	33	12
(370)	(887)	—	—	(431)	(1,121)	(647)	(812)	(1,153)	(2,074)

(183)	(638)	—	—	(223)	(532)	(485)	(304)	335	(404)

American Funds Insurance Series

39

Notes to financial statements	unaudited
1. Organization and significant accounting policies
Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 14 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
Global Discovery Fund — Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund — Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund — Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.
International Fund — Long-term growth of capital by investing primarily in common stocks of companies located outside the U.S.
New World Fund — Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.
Global Growth and Income Fund — Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund — Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
Asset Allocation Fund — High total return (including income and capital gains) consistent with long-term preservation of capital.
Bond Fund — As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.
High-Income Bond Fund — High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.
U.S. Government/AAA-Rated Securities Fund — A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.
Cash Management Fund — High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.
Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.
American Funds Insurance Series

40

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:
Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.
Security transactions and related investment income — Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
Non-U.S. currency translation — Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.
Forward currency contracts — The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount,
American Funds Insurance Series

41

which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Mortgage dollar rolls — The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.
2. Non-U.S. investments
Investment risk — The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.
Taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
3. Federal income taxation and distributions
The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of December 31, 2005, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investments are reported as of June 30, 2006.
American Funds Insurance Series

42

Additional tax basis disclosures are as follows:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2005:
Undistributed ordinary income	$346	$29,555	$18,564	$31,502	$16,372	$15,463	$55,315
Undistributed long-term capital gains	239	—	134,137	151,590	69,272	7,634	168,898
Capital loss carryforwards	—	(66,686)	—	—	—	—	—
As of June 30, 2006:
Gross unrealized appreciation on investment securities	16,829	632,332	653,042	5,224,347	1,724,361	188,490	475,266
Gross unrealized depreciation on investment securities	(3,274)	(56,728)	(137,364)	(569,283)	(140,482)	(30,534)	(106,460)
Net unrealized appreciation (depreciation) on investment securities	13,555	575,604	515,678	4,655,064	1,583,879	157,956	368,806
Cost of portfolio securities	121,281	2,759,115	2,178,275	19,581,226	5,985,946	790,603	3,107,177
Capital loss carryforwards expire in:
2006	—	$—	—	—	—	—	—
2007	—	—	—	—	—	—	—
2008	—	—	—	—	—	—	—
2009	—	—	—	—	—	—	—
2010	—	10,546	—	—	—	—	—
2011	—	56,140	—	—	—	—	—
2012	—	—	—	—	—	—	—
2013	—	—	—	—	—	—	—

	—	$66,686	—	—	—	—	—

	(dollars in thousands)
	Global					U.S.
	Growth	Growth-	Asset		High-	Government/	Cash
	and Income	Income	Allocation	Bond	Income Bond	AAA-Rated	Management
	Fund*	Fund	Fund	Fund	Fund	Securities Fund	Fund

As of December 31, 2005:
Undistributed ordinary income	$—	$87,449	$22,899	$113,791	$61,307	$24,726	$6,705
Undistributed long-term capital gains	—	540,973	85,106	—	—	—	—
Capital loss carryforwards	—	—	—	(3,617)	(136,617)	(6,070)	(4)
As of June 30, 2006:
Gross unrealized appreciation on investment securities	947	4,017,268	1,067,049	30,547	25,814	1,445	3
Gross unrealized depreciation on investment securities	(1,441)	(631,343)	(156,712)	(66,148)	(32,326)	(16,155)	(7)
Net unrealized appreciation (depreciation) on investment securities	(494)	3,385,925	910,337	(35,601)	(6,512)	(14,710)	(4)
Cost of portfolio securities	99,430	20,129,069	5,670,140	2,955,336	1,003,278	658,230	362,718
Capital loss carryforwards expire in:
2006	—	—	—	$—	$—	$1,293	$—
2007	—	—	—	—	—	737	—
2008	—	—	—	—	—	4,040	—
2009	—	—	—	—	50,200	—	—
2010	—	—	—	—	50,900	—	— †
2011	—	—	—	3,029	35,517	—	—
2012	—	—	—	—	—	—	3
2013	—	—	—	588	—	—	1

	—	—	—	$3,617	$136,617	$6,070	$4

*	For the period May 1, 2006, commencement of operations, through June 30, 2006.

†	Amount less than one thousand.
American Funds Insurance Series

43

4. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service CompanySM (“AFS”), the series’ transfer agent, and American Funds Distributors, Inc.SM (“AFD”), the principal underwriter of the series’ shares.
Investment advisory services — The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
The board of trustees approved an amended agreement for Growth-Income Fund and Global Small Capitalization Fund, effective April 1, 2006, and July 1, 2006, respectively, that provided for reduced annual rates as reflected in the chart below. During the six months ended June 30, 2006, CRMC voluntarily reduced investment advisory services fees to the rates provided by the amended agreement for Global Small Capitalization Fund. Additionally, CRMC is currently waiving 10% of investment advisory services fees for all funds in the series. During the six months ended June 30, 2006, total aggregate investment advisory services fees waived by CRMC were $13,732,000. As a result, the aggregate fees shown on the accompanying financial statements of $137,318,000 were reduced to $123,586,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

					For the	For the
					six months ended	six months ended
	Rates		Net asset level (in billions)		June 30, 2006,	June 30, 2006,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver

Global Discovery	.580%	.440%	$.5	$1.0	.58%	.52%
Global Growth	.690	.480	.6	3.0	.56	.50
Global Small Capitalization	.800	.650	.6	3.0	.72	.65
Growth	.500	.285	.6	27.0	.33	.29
International	.690	.430	.5	21.0	.50	.45
New World	.850	.710	.5	1.0	.81	.73
Blue Chip Income and Growth	.500	.370	.6	4.0	.43	.38
Global Growth and Income	.690		all		.12 *	.11 *
Growth-Income	.500	.222	.6	27.0	.27	.24
Asset Allocation	.500	.250	.6	8.0	.33	.29
Bond	.480	.360	.6	3.0	.42	.38
High-Income Bond	.500	.420	.6	2.0	.48	.44
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.46	.41
Cash Management	.320		all		.32	.29

*	Results based on activity during the period May 1, 2006, commencement of operations, through June 30, 2006.
Transfer agent services — The aggregate fee of $25,000 was incurred during the six months ended June 30, 2006, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.
Deferred trustees’ compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $421,000, shown on the accompanying financial statements, includes $244,000 in current fees (either paid in cash or deferred) and a net increase of $177,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.
5. Distribution services
The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2006, distribution expenses under the plans for the series aggregated $77,715,000 for Class 2 and $1,101,000 for Class 3. Class 1 shares have not adopted a plan of distribution.
American Funds Insurance Series

44

6. Investment transactions and other disclosures
As of June 30, 2006, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

		(dollars in thousands)
		Contract amount		U.S. valuation
					Unrealized
					(depreciation)
Fund	Non-U.S. currency sale contracts	Non-U.S.	U.S.	Amount	appreciation
Asset Allocation	Euro, expiring 7/19-9/29/2006	€6,710	$8,520	$8,599	$(79)
Bond	Euro, expiring 9/14/2006	€5,585	7,078	7,173	(95)
	Pound, expiring 7/13-8/23/2006	£5,780	12,125	11,905	220
High-Income Bond	Euro, expiring 7/19-9/29/2006	€8,638	10,978	11,086	(108)
The following table presents additional information for the six months ended June 30, 2006:

	(dollars in thousands)
							Blue Chip
	Global	Global	Global Small			New	Income
	Discovery	Growth	Capitalization	Growth	International	World	and Growth
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities[1]	$34,859	$615,964	$727,559	$5,156,655	$1,812,795	$308,167	$561,993
Sales of investment securities[1]	21,649	451,141	646,116	5,061,567	1,163,806	166,933	400,721
Non-U.S taxes paid on dividend income	80	3,333	1,016	5,318	9,867	809	89
Non-U.S taxes paid on interest income	—	—	—	—	—	10	—
Non-U.S taxes paid on realized gains	—	132	160	—	612	912	—
Non-U.S taxes provided on unrealized gains as of June 30, 2006	—	545	2,102	17	813	234	—
Dividends from affiliated issuers	—	—	648	—	—	—	—
Realized gain on affiliated issuers	—	—	—	—	—	—	—

	(dollars in thousands)
						U.S.
	Global					Government/
	Growth and	Growth-	Asset		High-Income	AAA-Rated	Cash
	Income	Income	Allocation	Bond	Bond	Securities	Management
	Fund[2]	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities[1]	$61,406	$3,647,149	$1,231,288	$886,794	$266,843	$282,603	$1,337,631
Sales of investment securities[1]	—	3,034,666	1,240,593	608,522	156,790	271,570	1,222,849
Non-U.S taxes paid on dividend income	16	3,914	1,139	—	—	—	—
Non-U.S taxes paid on interest income	—	—	— [3]	61	1	—	—
Non-U.S taxes paid on realized gains	—	—	—	—	—	—	—
Non-U.S taxes provided on unrealized gains as of June 30, 2006	—	—	—	—	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—	—
Realized gain on affiliated issuers	—	—	16,897	—	—	—	—

[1]	Excludes short-term securities, except for Cash Management Fund.

[2]	For the period May 1, 2006, commencement of operations, through June 30, 2006.

[3]	Amount less than one thousand.
American Funds Insurance Series

45

Financial highlights1

		Income (loss) from
		investment operations[2]				Dividends and distributions
				Net gains										Ratio of
				(losses) on								Ratio of	Ratio of	net income
	Net asset			securities		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net		(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment		realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)		unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver	waiver[3]	assets

Global Discovery Fund[4]

Class 1
6/30/06[5]	$11.63	$.07		$.23	$.30	$—	$(.06)	$(.06)	$11.87	2.57%	$24	.62%[6]	.57%[6]	1.20%[6]
12/31/05	10.79	.14		1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61	.56	1.27
12/31/04	9.94	.08		.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20	.61	.60	.81
12/31/03	7.26	.05		2.67	2.72	(.04)	—	(.04)	9.94	37.41	17	.61	.61	.55
12/31/02	9.30	.06		(2.05)	(1.99)	(.05)	—	(.05)	7.26	(21.41)	10	.61	.61	.69
12/31/01	10.00	.04		(.70)	(.66)	(.04)	—	(.04)	9.30	(6.65)	12	.31	.31	.42
Class 2
6/30/06[5]	11.59	.06		.23	.29	—	(.06)	(.06)	11.82	2.49	112	.87 [6]	.82 [6]	.97 [6]
12/31/05	10.76	.11		1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86	.81	1.04
12/31/04	9.92	.06		.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51	.86	.85	.60
12/31/03	7.25	.02		2.67	2.69	(.02)	—	(.02)	9.92	37.11	24	.86	.86	.28
12/31/02	9.30	.04		(2.05)	(2.01)	(.04)	—	(.04)	7.25	(21.67)	9	.86	.86	.48
12/31/01	10.00	.02		(.69)	(.67)	(.03)	—	(.03)	9.30	(6.71)	4	.42	.42	.21

Global Growth Fund

Class 1
6/30/06[5]	$19.63	$.24		$.99	$1.23	$(.22)	$—	$(.22)	$20.64	6.31%	$215	.60%[6]	.54%[6]	2.37%[6]
12/31/05	17.31	.28		2.19	2.47	(.15)	—	(.15)	19.63	14.37	206	.62	.57	1.56
12/31/04	15.30	.18		1.92	2.10	(.09)	—	(.09)	17.31	13.80	202	.65	.64	1.15
12/31/03	11.35	.12		3.91	4.03	(.08)	—	(.08)	15.30	35.63	188	.70	.70	.94
12/31/02	13.42	.09		(2.02)	(1.93)	(.14)	—	(.14)	11.35	(14.46)	152	.71	.71	.73
12/31/01	17.25	.18		(2.50)	(2.32)	(.15)	(1.36)	(1.51)	13.42	(13.99)	215	.70	.70	1.24
Class 2
6/30/06[5]	19.52	.22		.97	1.19	(.18)	—	(.18)	20.53	6.16	3,131	.85 [6]	.79 [6]	2.17 [6]
12/31/05	17.23	.23		2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617	.87	.82	1.30
12/31/04	15.25	.14		1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796	.90	.89	.92
12/31/03	11.32	.09		3.89	3.98	(.05)	—	(.05)	15.25	35.27	1,082	.95	.95	.68
12/31/02	13.38	.06		(2.01)	(1.95)	(.11)	—	(.11)	11.32	(14.64)	592	.96	.96	.48
12/31/01	17.21	.13		(2.49)	(2.36)	(.11)	(1.36)	(1.47)	13.38	(14.22)	600	.95	.95	.88

Global Small Capitalization Fund

Class 1
6/30/06[5]	$21.29	$.07		$1.88	$1.95	$(.14)	$(1.21)	$(1.35)	$21.89	9.45%	$240	.78%[6]	.70%[6]	.62%[6]
12/31/05	17.14	.13		4.23	4.36	(.21)	—	(.21)	21.29	25.66	231	.79	.73	.72
12/31/04	14.15	.02		2.97	2.99	—	—	—	17.14	21.13	193	.81	.80	.15
12/31/03	9.27	—	[7]	4.97	4.97	(.09)	—	(.09)	14.15	53.92	163	.83	.83	(.03)
12/31/02	11.52	—	[7]	(2.15)	(2.15)	(.10)	—	(.10)	9.27	(18.83)	108	.84	.84	.04
12/31/01	14.28	.03		(1.81)	(1.78)	(.13)	(.85)	(.98)	11.52	(12.63)	149	.83	.83	.21
Class 2
6/30/06[5]	21.12	.05		1.86	1.91	(.11)	(1.21)	(1.32)	21.71	9.35	2,461	1.03 [6]	.95 [6]	.39 [6]
12/31/05	17.02	.09		4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
12/31/04	14.08	(.01)		2.95	2.94	—	—	—	17.02	20.88	1,198	1.06	1.05	(.07)
12/31/03	9.23	(.03)		4.95	4.92	(.07)	—	(.07)	14.08	53.53	665	1.08	1.08	(.28)
12/31/02	11.48	(.02)		(2.15)	(2.17)	(.08)	—	(.08)	9.23	(19.05)	290	1.09	1.09	(.20)
12/31/01	14.24	—	[7]	(1.80)	(1.80)	(.11)	(.85)	(.96)	11.48	(12.85)	274	1.08	1.08	(.05)
American Funds Insurance Series

46

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains												Ratio of
			(losses) on								Ratio of		Ratio of		net income
	Net asset		securities		Dividends		Total				expenses to		expenses to		(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver		waiver[3]		assets

Growth Fund

Class 1
6/30/06[5]	$59.36	$.34	$1.16	$1.50	$(.10)	$(.38)	$(.48)	$60.38	2.56%	$3,490	.34%[6]		.31%[6]		1.12%[6]
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709	.35		.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744	.36		.36		.68
12/31/03	33.47	.16	12.26	12.42	(.15)	—	(.15)	45.74	37.15	3,877	.39		.39		.41
12/31/02	44.30	.12	(10.87)	(10.75)	(.08)	—	(.08)	33.47	(24.27)	3,195	.40		.40		.30
12/31/01	73.51	.18	(11.99)	(11.81)	(.41)	(16.99)	(17.40)	44.30	(17.93)	5,207	.38		.38		.34
Class 2
6/30/06[5]	58.98	.27	1.15	1.42	(.08)	(.38)	(.46)	59.94	2.44	20,386	.59	[6]	.56	[6]	.88	[6]
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343	.60		.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055	.61		.61		.50
12/31/03	33.29	.06	12.19	12.25	(.04)	—	(.04)	45.50	36.80	7,107	.64		.64		.16
12/31/02	44.09	.03	(10.82)	(10.79)	(.01)	—	(.01)	33.29	(24.46)	3,009	.65		.65		.07
12/31/01	73.28	.04	(11.94)	(11.90)	(.30)	(16.99)	(17.29)	44.09	(18.15)	2,937	.63		.63		.07
Class 3
6/30/06[5]	59.34	.28	1.17	1.45	(.08)	(.38)	(.46)	60.33	2.48	462	.52	[6]	.49	[6]	.94	[6]
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499	.53		.50		.69
12/31/04[8]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54	[6]	.53	[6]	.54	[6]

International Fund

Class 1
6/30/06[5]	$18.96	$.25	$.88	$1.13	$(.05)	$(.19)	$(.24)	$19.85	6.01%	$1,578	.55%[6]		.50%[6]		2.47%[6]
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599	.57		.52		1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495	.60		.59		1.54
12/31/03	10.07	.15	3.38	3.53	(.19)	—	(.19)	13.41	35.12	1,431	.63		.63		1.40
12/31/02	12.02	.15	(1.90)	(1.75)	(.20)	—	(.20)	10.07	(14.58)	1,236	.63		.63		1.35
12/31/01	20.59	.22	(3.79)	(3.57)	(.20)	(4.80)	(5.00)	12.02	(19.73)	1,772	.61		.61		1.41
Class 2
6/30/06[5]	18.92	.23	.86	1.09	(.04)	(.19)	(.23)	19.78	5.83	5,885	.80	[6]	.75	[6]	2.29	[6]
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790	.82		.77		1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752	.84		.83		1.27
12/31/03	10.05	.12	3.37	3.49	(.15)	—	(.15)	13.39	34.85	1,385	.88		.88		1.08
12/31/02	11.97	.12	(1.89)	(1.77)	(.15)	—	(.15)	10.05	(14.84)	636	.88		.88		1.05
12/31/01	20.54	.15	(3.76)	(3.61)	(.16)	(4.80)	(4.96)	11.97	(19.89)	628	.86		.86		1.04
Class 3
6/30/06[5]	18.96	.23	.87	1.10	(.04)	(.19)	(.23)	19.83	5.87	113	.73	[6]	.68	[6]	2.30	[6]
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116	.75		.70		1.74
12/31/04[8]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77	[6]	.77	[6]	1.45	[6]

New World Fund

Class 1
6/30/06[5]	$16.67	$.22	$1.26	$1.48	$(.32)	$(.15)	$(.47)	$17.68	8.97%	$97	.89%[6]		.81%[6]		2.42%[6]
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88	.92		.85		2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63	.93		.92		1.81
12/31/03	8.76	.21	3.21	3.42	(.19)	—	(.19)	11.99	39.56	47	.92		.92		2.15
12/31/02	9.44	.20	(.70)	(.50)	(.18)	—	(.18)	8.76	(5.45)	35	.91		.91		2.14
12/31/01	9.85	.24	(.63)	(.39)	(.02)	—	(.02)	9.44	(3.99)	37	.91		.91		2.54
Class 2
6/30/06[5]	16.56	.20	1.26	1.46	(.29)	(.15)	(.44)	17.58	8.92	861	1.14	[6]	1.06	[6]	2.20	[6]
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18		1.17		1.57
12/31/03	8.73	.19	3.19	3.38	(.17)	—	(.17)	11.94	39.18	224	1.17		1.17		1.90
12/31/02	9.41	.18	(.70)	(.52)	(.16)	—	(.16)	8.73	(5.66)	124	1.16		1.16		1.89
12/31/01	9.84	.21	(.62)	(.41)	(.02)	—	(.02)	9.41	(4.19)	116	1.16		1.16		2.25
American Funds Insurance Series

47

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains												Ratio of
			(losses) on								Ratio of		Ratio of		net income
	Net asset		securities		Dividends		Total				expenses to		expenses to		(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver		waiver[3]		assets

Blue Chip Income and Growth Fund[4]

Class 1
6/30/06[5]	$10.91	$.10	$.40	$.50	$(.16)	$(.61)	$(.77)	$10.64	4.65%	$140	.44%[6]		.39%[6]		1.72%[6]
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135	.45		.41		1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129	.46		.46		1.60
12/31/03	7.17	.13	2.11	2.24	—	—	—	9.41	31.24	107	.52		.50		1.67
12/31/02	9.43	.16	(2.32)	(2.16)	(.10)	—	(.10)	7.17	(22.93)	54	.52		.52		1.89
12/31/01	10.00	.09	(.61)	(.52)	(.05)	—	(.05)	9.43	(5.23)	49	.25		.25		.93
Class 2
6/30/06[5]	10.83	.08	.40	.48	(.13)	(.61)	(.74)	10.57	4.56	3,324	.69	[6]	.64	[6]	1.46	[6]
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029	.70		.66		1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349	.71		.70		1.37
12/31/03	7.16	.11	2.09	2.20	—	—	—	9.36	30.73	1,490	.76		.74		1.41
12/31/02	9.41	.14	(2.30)	(2.16)	(.09)	—	(.09)	7.16	(23.07)	426	.77		.77		1.76
12/31/01	10.00	.08	(.63)	(.55)	(.04)	—	(.04)	9.41	(5.38)	111	.37		.37		.82

Global Growth and Income Fund[9]

Class 1
6/30/06[5]	$10.00	$.05	$(.44)	$(.39)	—	—	—	$9.61	(3.90)%	$13	.12%		.11%		.53%
Class 2
6/30/06[5]	10.00	.04	(.44)	(.40)	—	—	—	9.60	(4.00)	90	.16		.15		.43

Growth-Income Fund

Class 1
6/30/06[5]	$38.31	$.38	$1.16	$1.54	$(.12)	$(.96)	$(1.08)	$38.77	4.09%	$3,660	.29%[6]		.26%[6]		1.93%[6]
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29		.27		1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213	.31		.30		1.39
12/31/03	25.63	.42	7.96	8.38	(.40)	—	(.40)	33.61	32.76	4,402	.34		.34		1.45
12/31/02	31.70	.41	(6.16)	(5.75)	(.32)	—	(.32)	25.63	(18.15)	3,741	.35		.35		1.43
12/31/01	35.23	.51	.49	1.00	(.73)	(3.80)	(4.53)	31.70	2.78	5,428	.35		.35		1.53
Class 2
6/30/06[5]	38.12	.33	1.16	1.49	(.11)	(.96)	(1.07)	38.54	3.96	19,431	.54	[6]	.51	[6]	1.68	[6]
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54		.52		1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105	.56		.55		1.19
12/31/03	25.52	.34	7.92	8.26	(.30)	—	(.30)	33.48	32.43	7,824	.59		.59		1.18
12/31/02	31.58	.35	(6.14)	(5.79)	(.27)	—	(.27)	25.52	(18.34)	3,632	.60		.60		1.22
12/31/01	35.13	.41	.52	.93	(.68)	(3.80)	(4.48)	31.58	2.56	3,187	.60		.60		1.25
Class 3
6/30/06[5]	38.31	.34	1.16	1.50	(.11)	(.96)	(1.07)	38.74	4.00	447	.47	[6]	.44	[6]	1.74	[6]
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47		.45		1.50
12/31/04[8]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49	[6]	.48	[6]	1.24	[6]

Asset Allocation Fund

Class 1
6/30/06[5]	$16.56	$.23	$.69	$.92	$(.07)	$(.23)	$(.30)	$17.18	5.60%	$903	.34%[6]		.31%[6]		2.66%[6]
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879	.35		.32		2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899	.38		.37		2.64
12/31/03	12.23	.41	2.29	2.70	(.35)	—	(.35)	14.58	22.14	911	.42		.42		3.12
12/31/02	14.30	.45	(2.19)	(1.74)	(.33)	—	(.33)	12.23	(12.19)	797	.45		.45		3.31
12/31/01	15.71	.49	(.37)	.12	(.59)	(.94)	(1.53)	14.30	.77	1,012	.45		.45		3.30
Class 2
6/30/06[5]	16.47	.21	.68	.89	(.06)	(.23)	(.29)	17.07	5.46	5,519	.59	[6]	.56	[6]	2.41	[6]
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120	.60		.57		2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797	.62		.62		2.42
12/31/03	12.18	.37	2.27	2.64	(.31)	—	(.31)	14.51	21.74	2,314	.67		.67		2.81
12/31/02	14.25	.42	(2.18)	(1.76)	(.31)	—	(.31)	12.18	(12.38)	1,056	.70		.70		3.11
12/31/01	15.67	.45	(.36)	.09	(.57)	(.94)	(1.51)	14.25	.52	730	.70		.70		3.03
Class 3
6/30/06[5]	16.56	.21	.68	.89	(.06)	(.23)	(.29)	17.16	5.44	76	.52	[6]	.49	[6]	2.48	[6]
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76	.53		.50		2.39
12/31/04[8]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55	[6]	.55	[6]	2.50	[6]
American Funds Insurance Series

48

		Income (loss) from
		investment operations[2]			Dividends and distributions
			Net gains												Ratio of
			(losses) on								Ratio of		Ratio of		net income
	Net asset		securities		Dividends		Total				expenses to		expenses to		(loss)
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return	(in millions)	waiver		waiver[3]		assets

Bond Fund

Class 1
6/30/06[5]	$11.31	$.31	$(.15)	$.16	$(.47)	—	$(.47)	$11.00	1.41%	$188	.43%[6]		.39%[6]		5.48%[6]
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182	.44		.40		5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195	.45		.44		4.94
12/31/03	10.41	.57	.78	1.35	(.42)	—	(.42)	11.34	13.07	213	.47		.47		5.19
12/31/02	10.44	.67	(.24)	.43	(.46)	—	(.46)	10.41	4.26	218	.49		.49		6.60
12/31/01	10.18	.77	.08	.85	(.59)	—	(.59)	10.44	8.48	194	.49		.49		7.38
Class 2
6/30/06[5]	11.22	.29	(.15)	.14	(.45)	—	(.45)	10.91	1.23	2,736	.68	[6]	.64	[6]	5.23	[6]
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312	.69		.65		5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759	.70		.69		4.68
12/31/03	10.36	.53	.78	1.31	(.40)	—	(.40)	11.27	12.80	1,280	.72		.72		4.88
12/31/02	10.40	.64	(.24)	.40	(.44)	—	(.44)	10.36	4.05	697	.74		.74		6.34
12/31/01	10.16	.73	.08	.81	(.57)	—	(.57)	10.40	8.15	349	.74		.74		7.06

High-Income Bond Fund

Class 1
6/30/06[5]	$12.41	$.46	$(.05)	$.41	$(.80)	—	$(.80)	$12.02	3.32%	$289	.50%[6]		.45%[6]		7.32%[6]
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309	.50		.46		6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364	.50		.50		6.74
12/31/03	10.44	.90	2.12	3.02	(.92)	—	(.92)	12.54	29.79	411	.51		.51		7.74
12/31/02	11.78	1.01	(1.25)	(.24)	(1.10)	—	(1.10)	10.44	(1.51)	335	.52		.52		9.55
12/31/01	12.25	1.17	(.23)	.94	(1.41)	—	(1.41)	11.78	8.02	403	.51		.51		9.60
Class 2
6/30/06[5]	12.32	.44	(.04)	.40	(.78)	—	(.78)	11.94	3.24	680	.75	[6]	.70	[6]	7.08	[6]
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590	.75		.71		6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444	.75		.74		6.48
12/31/03	10.39	.86	2.12	2.98	(.90)	—	(.90)	12.47	29.51	319	.76		.76		7.41
12/31/02	11.74	.97	(1.25)	(.28)	(1.07)	—	(1.07)	10.39	(1.83)	183	.77		.77		9.28
12/31/01	12.22	1.13	(.23)	.90	(1.38)	—	(1.38)	11.74	7.73	156	.76		.76		9.37
Class 3
6/30/06[5]	12.39	.45	(.05)	.40	(.77)	—	(.77)	12.02	3.27	34	.68	[6]	.63	[6]	7.14	[6]
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37	.68		.64		6.58
12/31/04[8]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68	[6]	.68	[6]	6.57	[6]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/06[5]	$11.91	$.27	$(.35)	$(.08)	$(.49)	—	$(.49)	$11.34	(.69)%	$225	.47%[6]		.43%[6]		4.53%[6]
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252	.47		.43		3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286	.47		.46		3.68
12/31/03	12.37	.46	(.15)	.31	(.44)	—	(.44)	12.24	2.51	373	.46		.46		3.71
12/31/02	11.87	.54	.55	1.09	(.59)	—	(.59)	12.37	9.45	517	.47		.47		4.45
12/31/01	11.73	.66	.17	.83	(.69)	—	(.69)	11.87	7.24	386	.47		.47		5.58
Class 2
6/30/06[5]	11.83	.25	(.34)	(.09)	(.46)	—	(.46)	11.28	(.74)	363	.72	[6]	.67	[6]	4.29	[6]
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341	.72		.68		3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285	.72		.71		3.42
12/31/03	12.31	.42	(.14)	.28	(.42)	—	(.42)	12.17	2.28	273	.71		.71		3.43
12/31/02	11.83	.50	.55	1.05	(.57)	—	(.57)	12.31	9.15	288	.72		.72		4.14
12/31/01	11.70	.62	.18	.80	(.67)	—	(.67)	11.83	7.02	137	.72		.72		5.27
Class 3
6/30/06[5]	11.89	.25	(.34)	(.09)	(.46)	—	(.46)	11.34	(.75)	32	.65	[6]	.61	[6]	4.34	[6]
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39	.65		.61		3.81
12/31/04[8]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65	[6]	.65	[6]	3.51	[6]
American Funds Insurance Series

49

		Income (loss) from
		investment operations[2]				Dividends and distributions
			Net gains											Ratio of
			(losses) on									Ratio of	Ratio of	net income
	Net asset		securities			Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	(both		Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and		investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)		operations	income)	gains)	distributions	of period	return	(in millions)	waiver	waiver[3]	assets

Cash Management Fund

Class 1
6/30/06[5]	$11.31	$.25	$—	[7]	$.25	$(.23)	—	$(.23)	$11.33	2.20%	$94	.33%[6]	.30%[6]	4.39%[6]
12/31/05	11.09	.33	—	[7]	.33	(.11)	—	(.11)	11.31	2.97	75	.33	.30	2.91
12/31/04	11.07	.11	—	[7]	.11	(.09)	—	(.09)	11.09	.96	78	.37	.36	.96
12/31/03	11.17	.07	—	[7]	.07	(.17)	—	(.17)	11.07	.67	103	.47	.47	.68
12/31/02	11.41	.14	—	[7]	.14	(.38)	—	(.38)	11.17	1.24	203	.46	.46	1.25
12/31/01	11.65	.41	.01		.42	(.66)	—	(.66)	11.41	3.66	218	.46	.46	3.52
Class 2
6/30/06[5]	11.26	.24	—	[7]	.24	(.21)	—	(.21)	11.29	2.14	241	.58 [6]	.55 [6]	4.16 [6]
12/31/05	11.05	.30	—	[7]	.30	(.09)	—	(.09)	11.26	2.68	153	.58	.55	2.71
12/31/04	11.03	.08	—	[7]	.08	(.06)	—	(.06)	11.05	.70	110	.61	.61	.76
12/31/03	11.12	.05	—	[7]	.05	(.14)	—	(.14)	11.03	.47	99	.72	.72	.42
12/31/02	11.37	.11	—	[7]	.11	(.36)	—	(.36)	11.12	1.00	133	.71	.71	1.00
12/31/01	11.62	.34	.05		.39	(.64)	—	(.64)	11.37	3.43	127	.71	.71	2.99
Class 3
6/30/06[5]	11.29	.24	—	[7]	.24	(.21)	—	(.21)	11.32	2.12	20	.51 [6]	.48 [6]	4.21 [6]
12/31/05	11.07	.30	—	[7]	.30	(.08)	—	(.08)	11.29	2.74	16	.51	.48	2.70
12/31/04[8]	11.07	.09	—	[7]	.09	(.09)	—	(.09)	11.07	.78	20	.54 [6]	.54 [6]	.80 [6]

	Six months ended	Year ended December 31
Portfolio turnover rate for all classes of shares	June 30, 2006[5]	2005	2004	2003	2002	2001

Global Discovery Fund[4]	20%	53%	28%	30%	25%	4%
Global Growth Fund	17	26	24	27	30	38
Global Small Capitalization Fund	28	47	49	51	66	65
Growth Fund	23	29	30	34	34	31
International Fund	19	40	37	40	30	40
New World Fund	20	26	18	19	22	31
Blue Chip Income and Growth Fund[4]	13	33	13	12	8	12
Global Growth and Income Fund[9]	—	—	—	—	—	—
Growth-Income Fund	15	20	21	21	26	34
Asset Allocation Fund	21	23	20	20	25	32
Bond Fund	29	46	34	20	29	59
High-Income Bond Fund	18	35	38	48	45	42
U.S. Government/AAA-Rated Securities Fund	45	86	68	63	53	84
Cash Management Fund	—	—	—	—	—	—

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

[4]	Commenced operations July 5, 2001.

[5]	Unaudited.

[6]	Annualized.

[7]	Amount less than $.01.

[8]	From January 16, 2004, when Class 3 shares were first issued.

[9]	Commenced operations May 1, 2006.
See Notes to Financial Statements
American Funds Insurance Series

50

Expense example	unaudited
The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006, through June 30, 2006).
Actual expenses:
The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.
Hypothetical example for comparison purposes:
The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2006	value 6/30/2006	during period*	expense ratio

Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,025.73	$2.86	.57%
Class 1 — assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 2 — actual return	1,000.00	1,024.95	4.12	.82
Class 2 — assumed 5% return	1,000.00	1,020.73	4.11	.82

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,063.06	$2.76	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 2 — actual return	1,000.00	1,061.57	4.04	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,094.50	$3.64	.70%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.51	.70

Class 2 — actual return	1,000.00	1,093.52	4.93	.95
Class 2 — assumed 5% return	1,000.00	1,020.08	4.76	.95
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51

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2006	value 6/30/2006	during period*	expense ratio

Growth Fund
Class 1 — actual return	$1,000.00	$1,025.61	$1.56	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31

Class 2 — actual return	1,000.00	1,024.37	2.81	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 3 — actual return	1,000.00	1,024.77	2.46	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49

International Fund
Class 1 — actual return	$1,000.00	$1,060.13	$2.55	.50%
Class 1 — assumed 5% return	1,000.00	1,022.32	2.51	.50

Class 2 — actual return	1,000.00	1,058.33	3.83	.75
Class 2 — assumed 5% return	1,000.00	1,021.08	3.76	.75

Class 3 — actual return	1,000.00	1,058.74	3.47	.68
Class 3 — assumed 5% return	1,000.00	1,021.42	3.41	.68

New World Fund
Class 1 — actual return	$1,000.00	$1,089.69	$4.20	.81%
Class 1 — assumed 5% return	1,000.00	1,020.78	4.06	.81

Class 2 — actual return	1,000.00	1,089.24	5.49	1.06
Class 2 — assumed 5% return	1,000.00	1,019.54	5.31	1.06

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,046.45	$1.98	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39

Class 2 — actual return	1,000.00	1,045.57	3.25	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64

Global Growth and Income Fund†
Class 1 — actual return	$1,000.00	$961.00	$1.05	.65%
Class 1 — assumed 5% return	1,000.00	1,021.57	3.26	.65

Class 2 — actual return	1,000.00	960.00	1.45	.90
Class 2 — assumed 5% return	1,000.00	1,020.33	4.51	.90

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,040.86	$1.32	.26%
Class 1 — assumed 5% return	1,000.00	1,023.51	1.30	.26

Class 2 — actual return	1,000.00	1,039.62	2.58	.51
Class 2 — assumed 5% return	1,000.00	1,022.27	2.56	.51

Class 3 — actual return	1,000.00	1,039.98	2.23	.44
Class 3 — assumed 5% return	1,000.00	1,022.61	2.21	.44

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,055.97	$1.58	.31%
Class 1 — assumed 5% return	1,000.00	1,023.26	1.56	.31

Class 2 — actual return	1,000.00	1,054.62	2.85	.56
Class 2 — assumed 5% return	1,000.00	1,022.02	2.81	.56

Class 3 — actual return	1,000.00	1,054.43	2.50	.49
Class 3 — assumed 5% return	1,000.00	1,022.36	2.46	.49
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	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2006	value 6/30/2006	during period*	expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$1,014.08	$1.95	.39%
Class 1 — assumed 5% return	1,000.00	1,022.86	1.96	.39

Class 2 — actual return	1,000.00	1,012.33	3.19	.64
Class 2 — assumed 5% return	1,000.00	1,021.62	3.21	.64

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,033.23	$2.27	.45%
Class 1 — assumed 5% return	1,000.00	1,022.56	2.26	.45

Class 2 — actual return	1,000.00	1,032.38	3.53	.70
Class 2 — assumed 5% return	1,000.00	1,021.32	3.51	.70

Class 3 — actual return	1,000.00	1,032.67	3.18	.63
Class 3 — assumed 5% return	1,000.00	1,021.67	3.16	.63

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$993.10	$2.12	.43%
Class 1 — assumed 5% return	1,000.00	1,022.66	2.16	.43

Class 2 — actual return	1,000.00	992.63	3.31	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67

Class 3 — actual return	1,000.00	992.50	3.01	.61
Class 3 — assumed 5% return	1,000.00	1,021.77	3.06	.61

Cash Management Fund
Class 1 — actual return	$1,000.00	$1,021.95	$1.50	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30

Class 2 — actual return	1,000.00	1,021.44	2.76	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 3 — actual return	1,000.00	1,021.19	2.41	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

†	The annualized expense ratio and the information in the first line of each share class are based on operations for the period May 1, 2006 (when the fund commenced operations), through June 30, 2006, and, accordingly, are not representative of a full period.
American Funds Insurance Series

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Approval of Investment Advisory and Service Agreement
The series’ board members have approved the Investment Advisory and Service Agreement (the “agreement”) in respect of Growth Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund of the series (collectively, the “funds”) with Capital Research and Management Company (“CRMC”) for an additional six-month term through December 31, 2006. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is comprised of all of the series’ independent board members. The information, material factors and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.
1. Information reviewed
Materials reviewed — During the course of each year, board members review a wide variety of materials relating to the services provided by CRMC, including reports on each of the fund’s investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent and quality of services provided by CRMC to the funds. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding each fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the funds.
Review process — The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with independent counsel at which no representatives of CRMC were present. In deciding to recommend the approval of the agreement, the committee did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.
2. Nature, extent and quality of services
CRMC, its personnel and its resources — The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board also considered the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.
Other services — The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the series. The board and the committee also considered the nature, extent, quality, and cost of administrative, distribution and shareholder services provided by CRMC to the funds under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.
3. Investment results
The board and the committee considered the investment results of each fund in light of its objective. They also considered information regarding the selection of indexes and funds comparable to each fund that was used to evaluate relative investment results.
Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth Funds Index (the Lipper category that includes the fund), (ii) the Lipper Capital Appreciation Funds Index, (iii) a comparison group of other funds in the Lipper Growth Funds Index and (iv) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were superior to both Lipper indexes, the S&P 500 index and the median of the comparison group. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were significantly higher than all three indexes.
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54

Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S., with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper Growth and Income Funds Index and (iii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for the four-month and one- and three-year periods ending April 30, 2006, and noted that the fund’s investment results were superior to both indexes over each period. The board and the committee also noted that over the lifetime of the fund since July 5, 2001, the fund’s investment results were superior to the S&P 500 index, though lower than the Lipper index.
Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Growth and Income Funds Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper Growth and Income Funds Index and (iiii) Standard & Poor’s 500 Composite Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were superior to the S&P 500 index over each of the periods and superior to the Lipper index over the five- and 10-year periods, although lower than the Lipper index over the four-month and three-year periods. The board and the committee further noted that over the lifetime of the fund since February 8, 1984, the fund’s investment results were significantly higher than both indexes.
Asset Allocation Fund invests in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper Balanced Funds Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper Balanced Funds Index and (iii) the Citigroup Broad Investment-Grade (BIG) Bond Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were superior to both indexes over each period and superior to the median of the comparison group over each period other than the 10-year period. The board and the committee further noted that over the lifetime of the fund since August 1, 1989, the fund’s investment results were significantly higher than both indexes.
Bond Fund seeks to maximize current income and preserve your capital by investing primarily in bonds. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper BBB-Rated Fund Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper BBB-Rated Fund Index and (iii) the Citigroup Broad Investment-Grade (BIG) Bond Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were significantly superior to both indexes over each period, superior to the median of the comparison group over the four-month period and comparable to the median of the comparison group over the five- and 10-year periods.
High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s absolute investment results measured against (i) the Lipper High Current Yield Bond Fund Index (the Lipper category that includes the fund), (ii) a comparison group of other funds in the Lipper High Current Yield Bond Fund Index and (iii) the Credit Suisse High Yield Index. The board and the committee examined investment results for the four-month and three-, five- and 10-year periods ended April 30, 2006, and noted that the fund’s investment results were higher than the Lipper index and the median of the comparison group, and comparable to the Credit Suisse index over each period.
4. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expenses of the funds (each as a percentage of average net assets) with the median fee and expense levels of all other funds in the applicable Lipper index as of December 31, 2005.
The board and the committee observed that the funds’ advisory fees and total expenses (each as a percentage of average net assets) were among the lowest of all funds in each fund’s comparison group, and in each case below the median. The board and the committee also noted the 5% advisory fee waiver that CRMC put into effect September 1, 2004, which was increased to 10% on April 1, 2005.
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55

In addition, the board approved an additional advisory fee breakpoint (the “additional breakpoint”) in respect of Global Small Capitalization Fund of the series. The board approved the additional breakpoint following the recommendation of the committee. The board and the committee last approved additional advisory fee breakpoints for the fund in 2004. CRMC reported that the fund’s assets had exceeded the final fee breakpoint of 0.67% on net assets in excess of $2 billion. Based on the current rate of asset growth in the fund, CRMC recommended adoption of an additional advisory fee breakpoint of 0.65% on assets over $3 billion. The board and the committee reviewed comparable advisory fee data and discussed the amount of the proposed breakpoint as a reflection of economies of scale in managing the fund at its larger asset size. The board and the committee also discussed the benefits to shareholders of reducing the overall advisory fee rate for the fund. Based on their review and discussion, the board and the committee concluded that the additional breakpoint was appropriate and reasonable, and that approval of the additional breakpoint was in the best interests of the fund and its shareholders.
The board and the committee also reviewed information and materials regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.
The board and the committee also considered indirect benefits that the adviser might be deemed to have received, such as access to research of brokers who execute portfolio transactions for the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The committee noted that its members had also received information during the past year regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s need to invest in technology, infrastructure, and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered the impact of each fund’s asset growth on advisory fee levels, noting that total fees paid to the adviser increase as assets increase, and then considered the extent to which such fees are reduced through breakpoint discounts in each fund’s advisory fee structure and the current 10% advisory fee waiver.
6. Ancillary benefits
The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.
7. Conclusions
Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded, with respect to each fund, that the agreement is fair and reasonable to each fund and its shareholders, that each fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund, and that approval of the agreement was in the best interests of each fund and its shareholders. The board and the committee concluded that each of the factors discussed above supported such approval.
American Funds Insurance Series

56

Board of trustees
“Non-interested” trustees

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex[2] overseen	Other directorships[3]
Name and age	of the series[1]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 70 Chairman of the Board (Independent and Non-Executive)	1999	Chairman of the Board, In-Q-Tel, Inc. (an independent technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc.	1	Anworth Mortgage Asset Corporation; Office Depot, Inc.

H. Frederick Christie, 73	1994	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)	19	Ducommun Incorporated; IHOP Corporation; Southwest Water Company

Joe E. Davis, 72	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production); former President and CEO, National Health Enterprises, Inc.	1	Anworth Mortgage Asset Corporation; Natural Alternatives Inc.

Martin Fenton, 71	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	16	None

Leonard R. Fuller, 60	1999	President and CEO, Fuller Consulting (financial management consulting firm)	14	None

Mary Myers Kauppila, 52	1994	Private investor; Chairman of the Board and CEO, Ladera Management Company (venture capital and agriculture); former owner and President, Energy Investment, Inc.	5	None

Kirk P. Pendleton, 66	1996	Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)	6	None
“Interested” trustees4

	Year first		Number of
	elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and	trustee or officer	positions held with affiliated entities or the	complex[2] overseen	Other directorships[3]
position with series	of the series[1]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 68 Vice Chairman of the Board	1993	Senior Vice President and Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 46 President	1998	Senior Vice President, Capital Research and Management Company	3	None
The statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.
American Funds Insurance Series

57

Other officers

	Year first
	elected an	Principal occupation(s) during past five years and positions
Name, age and	officer	held with affiliated entities or the principal underwriter of
position with series	of the series[1]	the series

Alan N. Berro, 45 Senior Vice President	1998	Vice President, Capital Research and Management Company; Senior Vice President, Capital Research Company[5]

Michael J. Downer, 51 Senior Vice President	1991	Vice President and Secretary, Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Abner D. Goldstine, 76 Senior Vice President	1993	Senior Vice President and Director, Capital Research and Management Company

John H. Smet, 49 Senior Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Claudia P. Huntington, 54 Vice President	1994	Senior Vice President, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 43 Vice President	1997	Senior Vice President, Capital Research and Management Company; Chairman of the Board, Capital Research Company;[5] Director, The Capital Group Companies, Inc.[5]

Susan M. Tolson, 44 Vice President	1999	Senior Vice President, Capital Research Company[5]

Chad L. Norton, 46 Secretary	1994	Vice President — Fund Business Management Group, Capital Research and Management Company

David A. Pritchett, 40 Treasurer	1999	Vice President — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 42 Assistant Secretary	2003	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 38 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Sheryl F. Johnson, 38 Assistant Treasurer	1997	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]	Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.

[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.
American Funds Insurance Series

58

The right choice for the long term®
Offices of the series and Custodian of assets Independent registered public of the investment adviser State Street Bank and Trust Company accounting firm
Capital Research and 225 Franklin Street PricewaterhouseCoopers LLP
Management Company Boston, MA 02110-2804 350 South Grand Avenue
333 South Hope Street Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406 Counsel
Paul, Hastings, Janofsky & Walker LLP
135 South State College Boulevard 55 Second Street, 24th Floor
Brea, CA 92821-5823 San Francisco, CA 94105-3441
“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.
Complete June 30, 2006, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2006, this report must be accompanied by a statistical update for the most recently completed calendar quarter.
The Capital Group Companies
American Funds Capital ResearchandManagement Capital International Capital Guardian Capital BankandTrust

Investment Manager
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UAMER (0606-082406)

Funds

Semi-Annual Report

June 30, 2006

Adviser (“ADV”), Institutional (“I”), Service (“S”) and Service 2 (“S2”) Classes

ING Investors Trust

• ING LifeStyle Aggressive Growth Portfolio
• ING LifeStyle Growth Portfolio
• ING LifeStyle Moderate Portfolio
• ING LifeStyle Moderate Growth Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Fund’s website at www.ingfunds.com and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 1-800-992-0180.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States1 In other words, the majority of investments are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to many of those international investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
August 11, 2006

The views expressed in the President’s letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1 MSCI December, 2005

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January 2006, after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, the FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury rate by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bond lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, the Investors were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound. European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving growth, business confidence and falling

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates, as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006, UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING LifeStyle Aggressive Growth Portfolio	January 1, 2006	June 30, 2006	Ratio*	June 30, 2006**

Actual Fund Return
Class S	$1,000.00	$1,053.20	0.23%	$1.17
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,023.65	0.23%	$1.15

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING LifeStyle Growth Portfolio	January 1, 2006	June 30, 2006	Ratio	June 30, 2006**

Actual Fund Return
Class S	$1,000.00	$1,044.40	0.24%	$1.22
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,023.60	0.24%	$1.20

ING LifeStyle Moderate Portfolio
Actual Fund Return
Class S	$1,000.00	$1,027.30	0.15%	$0.75
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,024.05	0.15%	$0.75

ING LifeStyle Moderate Growth Portfolio
Actual Fund Return
Class S	$1,000.00	$1,033.70	0.23%	$1.16
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,023.65	0.23%	$1.15

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING LifeStyle Aggressive Growth Portfolio	April 28, 2006	June 30, 2006	Ratio*	June 30, 2006***

Actual Fund Return
Class ADV	$1,000.00	$958.30	0.74%	$1.27
Class I	1,000.00	959.00	0.14	0.24
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.12	0.74%	$1.31
Class I	1,000.00	1,024.10	0.14	0.25

ING LifeStyle Growth Portfolio
Actual Fund Return
Class ADV	$1,000.00	$964.40	0.74%	$1.27
Class I	1,000.00	965.20	0.14	0.24
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.12	0.74%	$1.31
Class I	1,000.00	1,024.10	0.14	0.25

ING LifeStyle Moderate Portfolio
Actual Fund Return
Class ADV	$1,000.00	$979.00	0.60%	$1.04
Class I	1,000.00	979.00	0.14	0.24
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.82	0.60%	$1.06
Class I	1,000.00	1,024.10	0.14	0.25

ING LifeStyle Moderate Growth Portfolio
Actual Fund Return
Class ADV	$1,000.00	$973.20	0.60%	$1.04
Class I	1,000.00	974.00	0.14	0.24
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.82	0.60%	$1.06
Class I	1,000.00	1,024.10	0.14	0.25

*	Expense ratios do not include expenses of the underlying funds.

***	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 64/365 for Aggressive Growth, Growth, Moderate and Moderate Growth (to reflect the number of days since the Portfolios inception).

6

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING LifeStyle Aggressive Growth Portfolio	May 4, 2006	June 30, 2006	Ratio*	June 30, 2006****

Actual Fund Return
Class S2	$1,000.00	$951.90	0.54%	$0.84
Hypothetical (5% return before expenses)
Class S2	$1,000.00	$1,022.12	0.54%	$0.87

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING LifeStyle Growth Portfolio	May 3, 2006	June 30, 2006	Ratio*	June 30, 2006****

Actual Fund Return
Class S2	$1,000.00	$963.70	0.54%	$0.86
Hypothetical (5% return before expenses)
Class S2	$1,000.00	$1,022.12	0.54%	$0.88

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING LifeStyle Moderate Portfolio	May 2, 2006	June 30, 2006	Ratio*	June 30, 2006****

Actual Fund Return
Class S2	$1,000.00	$969.30	0.54%	$0.77
Hypothetical (5% return before expenses)
Class S2	$1,000.00	$1,022.12	0.54%	$0.79

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING LifeStyle Moderate Growth Portfolio	May 9, 2006	June 30, 2006	Ratio*	June 30, 2006****

Actual Fund Return
Class S2	$1,000.00	$970.80	0.54%	$0.87
Hypothetical (5% return before expenses)
Class S2	$1,000.00	$1,022.12	0.54%	$0.90

*	Expense ratios do not include expenses of the underlying funds.

****	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 58/365 for Aggressive Growth, 59/365 for Growth, 53/365 for Moderate and 60/365 for Moderate Growth (to reflect the number of days since the Portfolios inception).

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING			ING
	LifeStyle	ING	ING	LifeStyle
	Aggressive	LifeStyle	LifeStyle	Moderate
	Growth	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in affiliated funds*	$921,269,641	$1,987,506,763	$714,432,910	$1,642,389,516

Receivables:
Fund shares sold	372,983	1,980,190	1,963,973	3,782,802
Dividends and interest	—	570,366	434,273	578,643
Prepaid expenses	6,356	13,047	4,988	11,775
Reimbursement due from manager	73,378	172,466	59,345	139,932

Total assets	921,722,358	1,990,242,832	716,895,489	1,646,902,668

LIABILITIES:
Payable for investment securities purchased	372,900	1,889,199	1,963,909	3,782,791
Payable for fund shares redeemed	82	90,991	63	11
Payable to affiliates	283,039	605,427	218,475	505,882
Payable for trustee fees	20,965	63,209	16,271	43,463
Other accrued expenses and liabilities	37,582	84,820	28,802	72,254

Total liabilities	714,568	2,733,646	2,227,520	4,404,401

NET ASSETS	$921,007,790	$1,987,509,186	$714,667,969	$1,642,498,267

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$817,111,222	$1,806,069,594	$667,199,919	$1,512,910,983
Undistributed net investment income	1,556,822	12,339,608	9,734,094	16,949,659
Accumulated net realized gain on investments	55,332,832	95,063,118	24,723,083	62,477,728
Net unrealized appreciation on investments	47,006,914	74,036,866	13,010,873	50,159,897

NET ASSETS	$921,007,790	$1,987,509,186	$714,667,969	$1,642,498,267

* Cost of investments in securities	$874,262,727	$1,913,469,897	$701,422,037	$1,592,229,619

Class ADV:
Net assets	$978	$984	$993	$994
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	76	79	85	83
Net asset value and redemption price per share	$12.87	$12.46	$11.68	$11.97

Class I:
Net assets	$1,947,428	$3,612,203	$533,003	$1,431,283
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	151,203	289,596	45,624	119,495
Net asset value and redemption price per share	$12.88	$12.47	$11.68	$11.98

Class S:
Net assets	$917,846,381	$1,982,223,370	$712,913,726	$1,640,411,774
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	71,300,723	159,002,124	61,054,377	137,007,260
Net asset value and redemption price per share	$12.87	$12.47	$11.68	$11.97

Class S2:
Net assets	$1,213,003	$1,672,629	$1,220,247	$654,216
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	94,259	134,212	104,506	54,626
Net asset value and redemption price per share	$12.87	$12.46	$11.68	$11.98

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING			ING
	LifeStyle	ING	ING	LifeStyle
	Aggressive	LifeStyle	LifeStyle	Moderate
	Growth	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends from underlying affiliated funds	$1,153,012	$4,342,473	$2,569,929	$3,991,492

Total investment income	1,153,012	4,342,473	2,569,929	3,991,492

EXPENSES:
Investment management fees	565,453	1,181,500	425,662	1,012,393

Distribution and service fees:
Class S	387,492	820,959	292,533	686,397
Class S2	552	549	302	190
Transfer agent fees	1,003	2,095	755	1,795
Shareholder reporting expense	14,138	29,541	8,143	25,312
Registration fees	106	205	71	192
Professional fees	33,236	58,641	23,745	47,393
Custody and accounting expense	21,276	59,081	21,285	50,625
Trustee fees	22,295	54,301	16,806	46,241
Miscellaneous expense	12,391	14,296	8,036	15,753

Total expenses	1,057,942	2,221,168	797,338	1,886,291
Net waived and reimbursed fees	(104,745)	(218,324)	(79,163)	(187,370)

Net expenses	953,197	2,002,844	718,175	1,698,921

Net investment income	199,815	2,339,629	1,851,754	2,292,571

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Distributions of realized gains from affiliated underlying fund	9,152,983	16,864,210	1,819,853	5,121,864
Net realized gain on affiliated investments	25,304,296	40,743,752	10,927,424	30,495,217

Net change in unrealized appreciation or depreciation on investments	297,056	(455,753)	(542,061)	3,566,889

Net realized and unrealized gain on investments	34,754,335	57,152,209	12,205,216	39,183,970

Increase in net assets resulting from operations	$34,954,150	$59,491,838	$14,056,970	$41,476,541

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING LifeStyle Aggressive		ING LifeStyle
	Growth Portfolio		Growth Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$199,815	$1,359,113	$2,339,629	$10,006,162
Net realized gain on investments	34,457,279	21,075,845	57,607,962	37,631,997
Net change in unrealized appreciation or depreciation on investments	297,056	26,402,392	(455,753)	40,128,556

Net increase in net assets resulting from operations	34,954,150	48,837,350	59,491,838	87,766,715

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	(350,256)	—	(3,042,145)

Net realized gains:
Class S	—	(828,939)	—	(2,776,165)

Total distributions	—	(1,179,195)	—	(5,818,310)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	228,799,453	418,859,834	551,145,764	826,901,658
Dividends reinvested	—	1,179,195	—	5,818,310

	228,799,453	420,039,029	551,145,764	832,719,968
Cost of shares redeemed	(21,444,536)	(2,364,956)	(10,230,846)	(273,649)

Net increase in net assets resulting from capital share transactions	207,354,917	417,674,073	540,914,918	832,446,319

Net increase in net assets	242,309,067	465,332,228	600,406,756	914,394,724

NET ASSETS:
Beginning of period	678,698,723	213,366,495	1,387,102,430	472,707,706

End of period	$921,007,790	$678,698,723	$1,987,509,186	$1,387,102,430

Undistributed net investment income at end of period	$1,556,822	$1,357,007	$12,339,608	$9,999,979

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING LifeStyle		ING LifeStyle Moderate
	Moderate Portfolio		Growth Portfolio

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$1,851,754	$7,883,902	$2,292,571	$14,661,121
Net realized gain on investments	12,747,277	12,008,582	35,617,081	27,062,070
Net change in unrealized appreciation or depreciation on investments	(542,061)	5,558,165	3,566,889	23,091,525

Net increase in net assets resulting from operations	14,056,970	25,450,649	41,476,541	64,814,716

FROM DISTRIBUTIONS TO SHAREHOLDERS:

Net investment income:
Class S	—	(3,089,175)	—	(5,280,963)

Net realized gains:
Class S	—	(1,674,730)	—	(4,048,988)

Total distributions	—	(4,763,905)	—	(9,329,951)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	183,516,227	327,993,237	353,596,132	747,689,648
Dividends reinvested	—	4,763,905	—	9,329,951

	183,516,227	332,757,142	353,596,132	757,019,599
Cost of shares redeemed	(10,038,615)	(37,063,028)	(10,050,028)	(7,139,686)

Net increase in net assets resulting from capital share transactions	173,477,612	295,693,699	343,546,104	749,879,913

Net increase in net assets	187,534,582	316,380,443	385,022,645	805,364,678

NET ASSETS:
Beginning of period	527,133,387	210,752,944	1,257,475,622	452,110,944

End of period	$714,667,969	$527,133,387	$1,642,498,267	$1,257,475,622

Undistributed net investment income at end of period	$9,734,094	$7,882,340	$16,949,659	$14,657,088

See Accompanying Notes to Financial Statements

11

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I	Class S			Class S2

	April 28,	April 28,	Six Months		May 3,	May 4,
	2006(1) to	2006(1) to	Ended	Year Ended	2004(1) to	2006(1) to
	June 30,	June 30,	June 30,	December 31,	December 31,	June 30,
	2006	2006	2006	2005	2004	2006

Per Share Operating Performance:
Net asset value, beginning of period	$13.43	13.43	12.22	11.37	10.06	13.52

Income (loss) from investment operations:
Net investment income (loss)	$(0.02)*	(0.00)*	0.00 *	0.04 *	0.02	(0.01)*
Net realized and unrealized gain (loss) on investments	$(0.54)	(0.55)	0.65	0.84	1.29	(0.64)
Total from investment operations	$(0.56)	(0.55)	0.65	0.88	1.31	(0.65)

Less distributions from:
Net investment income	$—	—	—	0.01	—	—
Net realized gains on investments	$—	—	—	0.02	—	—
Total distributions	$—	—	—	0.03	—	—
Net asset value, end of period	$12.87	12.88	12.87	12.22	11.37	12.87

Total Return(2)%	(4.17)	(4.10)	5.32	7.77	13.02	(4.81)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1,947	917,846	678,699	213,366	1,213

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%	0.74	0.14	0.23	0.14	0.14	0.54
Gross expenses prior to expense reimbursement(3)(5)%	0.92	0.17	0.26	0.16	0.19	0.67
Net investment income(3)(4)%	(0.74)	(0.14)	0.05	0.31	0.62	(0.53)
Portfolio turnover rate %	20	20	20	48	23	20

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Advisor within three year of being incurred.

(5)	Expense ratios do not include expenses of Underlying Funds.

*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

12

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)
FINANCIAL HIGHLIGHTS

ING LIFESTYLE GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I	Class S			Class S2

	April 28,	April 28,	Six Months		May 3,	May 3,
	2006(1) to	2006(1) to	Ended	Year Ended	2004(1) to	2006(1) to
	June 30,	June 30,	June 30,	December 31,	December 31,	June 30,
	2006	2006	2006	2005	2004	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.92	12.92	11.94	11.25	10.07	12.93

Income from investment operations:
Net investment income	$(0.02)*	0.00 *	0.02 *	0.12 *	0.08	(0.01)*
Net realized and unrealized gain (loss) on investments	$(0.44)	(0.45)	0.51	0.64	1.10	(0.46)
Total from investment operations	$(0.46)	(0.45)	0.53	0.76	1.18	(0.47)

Less distributions from:
Net investment income	$—	—	—	0.04	—	—
Net realized gains on investments	$—	—	—	0.03	—	—
Total distributions	$—	—	—	0.07	—	—
Net asset value, end of period	$12.46	12.47	12.47	11.94	11.25	12.46

Total Return(2)%	(3.56)	(3.48)	4.44	6.81	11.72	(3.63)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	3,612	1,982,223	1,387,102	472,708	1,673

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%	0.74	0.14	0.24	0.14	0.14	0.54
Gross expenses prior to expense reimbursement(3)(5)%	0.92	0.17	0.26	0.16	0.19	0.67
Net investment income(3)(4)%	(0.74)	0.11	0.28	1.09	2.67	(0.27)
Portfolio turnover rate %	18	18	18	43	30	18

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Advisor within three year of being incurred.

(5)	Expense ratios do not include expenses of Underlying Funds.

*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

13

ING LIFESTYLE MODERATE PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I	Class S			Class S2

	April 28,	April 28,	Six Months		May 3,	May 9,
	2006(1) to	2006(1) to	Ended	Year Ended	2004(1) to	2006(1) to
	June 30,	June 30,	June 30,	December 31,	December 31,	June 30,
	2006	2006	2006	2005	2004	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.93	11.93	11.37	10.93	10.04	12.05

Income from investment operations:
Net investment income	$0.00 **	0.01 *	0.03 *	0.24 *	0.17	0.00 **
Net realized and unrealized gain (loss) on investments	$(0.25)	(0.26)	0.28	0.34	0.72	(0.37)
Total from investment operations	$(0.25)	(0.25)	0.31	0.58	0.89	(0.37)

Less distributions from:
Net investment income	$—	—	—	0.09	—	—
Net realized gains on investments	$—	—	—	0.05	—	—
Total distributions	$—	—	—	0.14	—	—
Net asset value, end of period	$11.68	11.68	11.68	11.37	10.93	11.68

Total Return(2)%	(2.10)	(2.10)	2.73	5.36	8.86	(3.07)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	533	712,914	527,133	210,753	1,220

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%	0.60	0.14	0.23	0.14	0.14	0.54
Gross expenses prior to expense reimbursement(3)(5)%	0.78	0.17	0.26	0.16	0.19	0.67
Net investment income(3)(4)%	0.00	0.50	0.61	2.15	5.82	0.18
Portfolio turnover rate %	17	17	17	44	34	17

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Advisor within three year of being incurred.

(5)	Expense ratios do not include expenses of Underlying Funds.

*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**	Amount is less than $0.005 per share or 0.005%.

See Accompanying Notes to Financial Statements

14

ING LIFESTYLE MODERATE GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I	Class S			Class S2

	April 28,	April 28,	Six Months		May 3,	May 2,
	2006(1) to	2006(1) to	Ended	Year Ended	2004(1) to	2006(1) to
	June 30,	June 30,	June 30,	December 31,	December 31,	June 30,
	2006	2006	2006	2005	2004	2006

Per Share Operating Performance:
Net asset value, beginning of period	$12.30	12.30	11.58	11.07	10.02	12.34

Income from investment operations:
Net investment income	$(0.01)*	0.00 *	0.02 *	0.20 *	0.14	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.32)	(0.32)	0.37	0.43	0.91	(0.36)
Total from investment operations	$(0.33)	(0.32)	0.39	0.63	1.05	(0.36)

Less distributions from:
Net investment income	$—	—	—	0.07	—	—
Net realized gains on investments	$—	—	—	0.05	—	—
Total distributions	$—	—	—	0.12	—	—
Net asset value, end of period	$11.97	11.98	11.97	11.58	11.07	11.98

Total Return(2)%	(2.68)	(2.60)	3.37	5.80	10.48	(2.92)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1,431	1,640,412	1,257,476	452,111	654

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%	0.60	0.14	0.23	0.14	0.14	0.54
Gross expenses prior to expense reimbursement(3)(5)%	0.78	0.17	0.26	0.16	0.19	0.67
Net investment income(3)(4)%	(0.60)	0.18	0.32	1.76	4.63	(0.19)
Portfolio turnover rate %	17	17	17	41	35	17

(1)	Commencement of operations.

(2)	Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3)	Annualized for periods less than one year.

(4)	The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Advisor within three year of being incurred.

(5)	Expense ratios do not include expenses of Underlying Funds.

*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At June 30, 2006 the Trust had sixty operational portfolios. The four Portfolios included in this report are: ING LifeStyle Aggressive Growth Portfolio (“Aggressive Growth”), ING LifeStyle Growth Portfolio (“Growth”), ING LifeStyle Moderate Portfolio (“Moderate”) and ING LifeStyle Moderate Growth Portfolio (“Moderate Growth”), (each a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Each Portfolio offers at least four of the following classes of shares: Class ADV, Class I, Class S and Class S2. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes.

Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Series serving as investment mediums for Variable Contracts. The Trust currently functions as an investment option for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), ReliaStar Life Insurance Company, an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of ING USA. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Trust is also an investment option for contracts offered by the Security Equity Life Insurance Company, which is not an affiliate of ING.

Aggressive Growth invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

Growth invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

Moderate invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

Moderate Growth invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset value of the Underlying Funds each business day.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required.

The Board of Trustees intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.	Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

F.	Repurchase Agreements. Certain of the Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Underlying Fund in the event the Underlying Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an Investment Management Agreement with ING Investments, LLC (the “Investment Manager”), an indirect, wholly-owned subsidiary of ING. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Aggressive Growth	0.14%
Growth	0.14%
Moderate	0.14%
Moderate Growth	0.14%

The Investment Manager has engaged Ibbotson Associates (“Ibbotson”) and ING Investment Management Co. (“ING IM”) to each act as a consultant. Ibbotson, an asset allocation consulting firm, will perform asset allocation analyses and other related work. ING IM will perform tactical asset allocation analysis for the Investment Manager. ING IM receives an annual fee of $200,000 for its services. The Investment Manager retains sole authority over the allocation of each Portfolio’s assets and the selection of the particular Underlying Funds in which a Portfolio will invest. The Investment Manager has accordingly established an Asset Allocation Committee to review Ibbotson and ING IM’s analyses and determine the asset allocation for each Portfolio.

ING Funds Services, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the Portfolios’ operations and is responsible for the supervision of other service providers.

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2006, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales

Aggressive Growth	$380,480,847	$162,594,002
Growth	876,340,664	314,192,742
Moderate	277,802,520	102,142,338
Moderate Growth	596,840,405	245,595,895

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Services Agreement (the “Agreement”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement compensates Directed Services, Inc. (the “Distributor” or “DSI”) for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Agreement, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. The Portfolios have accrued the 0.25% service fee for each of these classes, listed in their Statements of Operations. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with DSI on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to DSI at an annual rate of 0.25% of the average daily net assets. DSI has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 of the distribution fee for Class S2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% of the Portfolios’ average daily net assets attributable to Class ADV shares of the Portfolios and a distribution fee of 0.50% of the Portfolios’ average daily net assets attributable to Class ADV shares of the Portfolios. DSI has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares of the Portfolios.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2006, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

		Accrued
	Accrued	Shareholder
	Investment	Service and
	Management	Distribution
	Fees	Fees	Total

Aggressive Growth	$101,687	$181,352	$283,039
Growth	217,509	387,918	605,427
Moderate	78,428	140,047	218,475
Moderate Growth	181,668	324,214	505,882

At June 30, 2006, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING USA Annuity and Life Insurance — Aggressive Growth (98.86%); Growth (98.60%); Moderate (97.55%); and Moderate Growth (97.95%).

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

NOTE 7 — EXPENSE LIMITATIONS

The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2

Aggressive Growth	0.74%	0.14%	0.39%	0.54%
Growth	0.74%	0.14%	0.39%	0.54%
Moderate	0.74%	0.14%	0.39%	0.54%
Moderate Growth	0.74%	0.14%	0.39%	0.54%

The Investment Manager may at a later date recoup from a Fund for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, that Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for each Fund. Outstanding reimbursement balances due to the Funds, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

As of June 30, 2006, the cumulative amounts of reimbursed fees that are subject to possible

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATIONS (continued)

Recoupment by the Investment Manager, and the related expiration dates are as follows:

	June 30

	2007	2008	2009	Total

Aggressive Growth	$767	$97,037	$123,754	$221,558
Growth	1,840	207,021	264,528	473,389
Moderate	738	87,950	96,075	184,763
Moderate Growth	1,903	194,640	218,022	414,565

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV	Class I	Class S		Class S2

	April 28,	April 28,	Six Months	Year	May 4,
	2006(1) to	2006(1) to	Ended	Ended	2006(1) to
	June 30,	June 30,	June 30,	December 31,	June 30,
	2006	2006	2006	2005	2006

Aggressive Growth (Number of Shares)
Shares sold	76	151,390	17,361,026	36,889,031	137,169
Dividends reinvested	—	—	—	106,043	—
Shares redeemed	—	(187)	(1,619,069)	(199,805)	(42,910)

Net increase in shares outstanding	76	151,203	15,741,957	36,795,269	94,259

Aggressive Growth ($)
Shares sold	$1,017	$1,957,215	$225,073,756	$418,859,834	$1,767,465
Dividends reinvested	—	—	—	1,179,195	—
Shares redeemed	—	(2,372)	(20,897,653)	(2,364,956)	(544,511)

Net increase	$1,017	$1,954,843	$204,176,103	$417,674,073	$1,222,954

	Class ADV	Class I	Class S		Class S2

	April 28,	April 28,	Six Months	Year	May 3,
	2006(1) to	2006(1) to	Ended	Ended	2006(1) to
	June 30,	June 30,	June 30,	December 31,	June 30,
	2006	2006	2006	2005	2006

Growth Portfolio (Number of Shares)
Shares sold	79	316,140	43,600,700	73,663,047	134,794
Dividends reinvested	—	—	—	527,021	—
Shares redeemed	—	(26,544)	(793,573)	(23,024)	(582)

Net increase in shares outstanding	79	289,596	42,807,127	74,167,044	134,212

Growth Portfolio ($)
Shares sold	$1,017	$3,972,620	$545,509,289	$826,901,658	$1,662,838
Dividends reinvested	—	—	—	5,818,310	—
Shares redeemed	—	(326,949)	(9,896,653)	(273,649)	(7,244)

Net increase	$1,017	$3,645,671	$535,612,636	$832,446,319	$1,655,594

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

	Class ADV	Class I	Class S		Class S2

	April 28,	April 28,	Six Months	Year	May 9,
	2006(1) to	2006(1) to	Ended	Ended	2006(1) to
	June 30,	June 30,	June 30,	December 31,	June 30,
	2006	2006	2006	2005	2006

Moderate (Number of Shares)
Shares sold	85	46,910	15,548,922	29,968,190	104,636
Dividends reinvested	—	—	—	439,475	—
Shares redeemed	—	(1,286)	(845,153)	(3,333,963)	(130)

Net increase in shares outstanding	85	45,624	14,703,769	27,073,702	104,506

Moderate ($)
Shares sold	$1,017	$547,587	$181,760,085	$327,993,237	$1,207,538
Dividends reinvested	—	—	—	4,763,905	—
Shares redeemed	—	(14,814)	(10,022,312)	(37,063,443)	(1,489)

Net increase	$1,017	$532,773	$171,737,773	$295,693,699	$1,206,049

	Class ADV	Class I	Class S		Class S2

	April 28,	April 28,	Six Months	Year	May 2,
	2006(1) to	2006(1) to	Ended	Ended	2006(1) to
	June 30,	June 30,	June 30,	December 31,	June 30,
	2006	2006	2006	2005	2006

Moderate Growth (Number of Shares)
Shares sold	83	119,897	29,270,421	67,521,481	54,683
Dividends reinvested	—	—	—	855,174	—
Shares redeemed	—	(402)	(830,820)	(660,327)	(57)

Net increase in shares outstanding	83	119,495	28,439,601	67,716,328	54,626

Moderate Growth ($)
Shares sold	$1,017	$1,446,650	$351,498,605	$747,689,648	$649,860
Dividends reinvested	—	—	—	9,329,951	—
Shares redeemed	—	(4,804)	(10,044,552)	(7,139,686)	(672)

Net increase	$1,017	$1,441,846	$341,454,053	$749,879,913	$649,188

(1)	Commencement of operations.

NOTE 9 —	FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Portfolios paid no dividends or distributions to shareholders for the six months ended June 30, 2006. The tax composition of dividends and distributions to shareholders for the year ended December 31, 2005 was as follows:

	Year Ended
	December 31, 2005

	Ordinary	Long-Term
	Income	Capital Gains

Aggressive Growth	$1,159,736	$19,459
Growth	5,502,459	315,851
Moderate	4,517,319	246,586
Moderate Growth	8,886,741	443,210

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES (continued)

realized capital gains for federal income tax purposes as of December 31, 2005 were:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long Term	Appreciation/
	Income	Capital Gains	Depreciation

Aggressive Growth	$15,135,831	$7,721,786	$46,084,801
Growth	30,763,520	17,902,173	73,282,061
Moderate	16,168,529	4,015,369	13,227,182
Moderate Growth	32,222,337	9,830,508	46,057,898

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds are currently assessing the impact, if any, that will result from adopting FIN 48.

NOTE 10 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004 ING Investments reported to the Boards of Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Board that, at

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 10 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives;

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2006, the Portfolios declared dividends and distributions of:

	Per Share Amounts

	Net Investment	Short-Term	Long-Term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date

Aggressive Growth	$0.0190	$0.1926	$0.1080	July 6, 2006	June 30, 2006
Growth	0.0628	0.1303	0.1123	July 6, 2006	June 30, 2006
Moderate	0.0575	0.0605	0.0293	July 6, 2006	June 30, 2006
Moderate Growth	0.1069	0.1281	0.0717	July 6, 2006	June 30, 2006

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

The following table illustrates the asset allocation of the Underlying Portfolios as of June 30, 2006 (as a percent of net assets).

			ING	ING
		ING LifeStyle	LifeStyle	LifeStyle	ING LifeStyle
		Aggressive Growth	Growth	Moderate	Moderate Growth
Underlying Affiliated Funds		Portfolio	Portfolio	Portfolio	Portfolio

ING AllianceBernstein Mid Cap Growth Portfolio, Class I	%	2.0	3.1	1.0	1.0
ING Disciplined Small Cap Value Portfolio, Class I	%	1.0	1.0	—	1.0
ING Global Real Estate Portfolio, Class I	%	1.0	1.0	—	—
ING JPMorgan Emerging Markets Equity Portfolio, Class I	%	2.0	2.1	—	—
ING JPMorgan International Portfolio, Class I	%	12.2	9.2	6.2	8.2
ING JPMorgan Value Opportunities Portfolio, Class I	%	2.0	2.0	2.0	2.0
ING Julius Baer Foreign Portfolio, Class I	%	14.1	11.2	7.2	10.2
ING Legg Mason Partners Aggressive Growth Portfolio, Class I	%	11.9	8.0	4.0	7.0
ING Legg Mason Value Portfolio, Class I	%	5.9	4.0	3.0	3.0
ING Liquid Assets Portfolio, Class I	%	—	—	6.9	—
ING Lord Abbett Affiliated Portfolio, Class I	%	—	—	4.0	2.0
ING Neuberger Berman Partners Portfolio, Class I	%	2.0	2.0	2.0	2.0
ING PIMCO Core Bond Portfolio, Class I	%	—	7.8	18.8	16.7
ING PIMCO High Yield Portfolio, Class I	%	—	1.9	3.0	2.9
ING Pioneer High Yield Portfolio, Class I	%	—	1.9	2.0	2.0
ING Pioneer Mid Cap Value Portfolio, Class I	%	2.0	1.9	1.0	1.0
ING T. Rowe Price Growth Equity Portfolio, Class I	%	5.0	3.0	2.0	3.0
ING Van Kampen Comstock Portfolio, Class I	%	5.9	5.0	2.0	4.0
ING Van Kampen Real Estate Portfolio, Class I	%	4.0	3.0	2.0	3.0
ING VP Index Plus International Equity Portfolio, Class I	%	4.1	3.1	2.1	3.1
ING VP Index Plus LargeCap Portfolio, Class I	%	11.9	9.9	10.0	10.0
ING VP Index Plus MidCap Portfolio, Class I	%	4.0	4.0	2.0	2.0
ING VP Index Plus SmallCap Portfolio, Class I	%	4.0	4.1	3.1	3.1
ING VP Intermediate Bond Portfolio, Class I	%	—	5.9	15.7	11.8
ING VP Small Company Portfolio, Class I	%	3.0	3.0	—	1.0
ING Wells Fargo Small Cap Disciplined Portfolio, Class I	%	2.0	1.9	—	—
Other Assets and Liabilities(1)%		(0.0)	0.0	0.0	0.0

	%	100	100	100	100

(1) Amount less than (0.005)% or 0.005%.

24

PORTFOLIO OF INVESTMENTS
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Shares		Value

INVESTMENT COMPANIES: 100.0%
988,308	ING AllianceBernstein Mid Cap Growth Portfolio, Class I	$18,728,435
944,628	ING Disciplined Small Cap Value Portfolio, Class I	9,314,028
838,892	ING Global Real Estate Portfolio, Class I	9,269,762
1,187,843	ING JPMorgan Emerging Markets Equity Portfolio, Class I	18,815,430
7,607,787	ING JPMorgan International Portfolio, Class I	111,986,626
1,609,638	ING JPMorgan Value Opportunities Portfolio, Class I	18,156,718
9,029,389	ING Julius Baer Foreign Portfolio, Class I	130,294,086
2,441,192	ING Legg Mason Partners Aggressive Growth Portfolio, Class I	109,658,332
5,392,986	ING Legg Mason Value Portfolio, Class I	54,630,946
1,878,080	ING Neuberger Berman Partners Portfolio, Class I	18,330,057
1,637,277	ING Pioneer Mid Cap Value Portfolio, Class I	18,272,015
862,769	ING T. Rowe Price Growth Equity Portfolio, Class I	45,744,016
4,299,837	ING Van Kampen Comstock Portfolio, Class I	54,521,931
1,028,679	ING Van Kampen Real Estate Portfolio, Class I	36,837,009
3,164,733	ING VP Index Plus International Equity Portfolio, Class I	37,343,845
7,011,822	ING VP Index Plus LargeCap Portfolio, Class I	109,174,073
2,051,673	ING VP Index Plus MidCap Portfolio, Class I	36,889,079
2,183,170	ING VP Index Plus SmallCap Portfolio, Class I	37,179,387
1,378,278	ING VP Small Company Portfolio, Class I	27,854,998
1,702,597	ING Wells Fargo Small Cap Disciplined Portfolio, Class I	18,268,868

Total Investments in Securities (Cost $874,262,727)*	100.0%	$921,269,641
Other Assets and Liabilities-Net	(0.0)	(261,851)

Net Assets	100.0%	$921,007,790

*	Cost for federal income tax purposes is $874,269,002.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$49,871,486
Gross Unrealized Depreciation	(2,870,847)

Net Unrealized Appreciation	$47,000,639

See Accompanying Notes to Financial Statements

25

PORTFOLIO OF INVESTMENTS
ING LIFESTYLE GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Shares		Value

INVESTMENT COMPANIES: 100.0%
3,211,755	ING AllianceBernstein Mid Cap Growth Portfolio, Class I	$60,862,748
2,046,517	ING Disciplined Small Cap Value Portfolio, Class I	20,178,659
1,817,501	ING Global Real Estate Portfolio, Class I	20,083,382
2,573,462	ING JPMorgan Emerging Markets Equity Portfolio, Class I	40,763,648
12,361,945	ING JPMorgan International Portfolio, Class I	181,967,829
3,487,443	ING JPMorgan Value Opportunities Portfolio, Class I	39,338,359
15,370,901	ING Julius Baer Foreign Portfolio, Class I	221,802,106
3,526,026	ING Legg Mason Partners Aggressive Growth Portfolio, Class I	158,389,110
7,789,533	ING Legg Mason Value Portfolio, Class I	78,907,972
4,068,985	ING Neuberger Berman Partners Portfolio, Class I	39,713,291
14,617,896	ING PIMCO Core Bond Portfolio, Class I	155,680,589
3,874,352	ING PIMCO High Yield Portfolio, Class I	38,859,755
3,933,663	ING Pioneer High Yield Portfolio, Class I	38,903,927
3,547,291	ING Pioneer Mid Cap Value Portfolio, Class I	39,587,766
1,121,546	ING T. Rowe Price Growth Equity Portfolio, Class I	59,464,347
7,763,405	ING Van Kampen Comstock Portfolio, Class I	98,439,972
1,671,519	ING Van Kampen Real Estate Portfolio, Class I	59,857,095
5,142,394	ING VP Index Plus International Equity Portfolio, Class I	60,680,253
12,659,695	ING VP Index Plus LargeCap Portfolio, Class I	197,111,445
4,445,020	ING VP Index Plus MidCap Portfolio, Class I	79,921,465
4,729,835	ING VP Index Plus SmallCap Portfolio, Class I	80,549,087
9,032,203	ING VP Intermediate Bond Portfolio, Class I	116,515,424
2,986,037	ING VP Small Company Portfolio, Class I	60,347,804
3,688,791	ING Wells Fargo Small Cap Disciplined Portfolio, Class I	39,580,730

Total Investments in Securities (Cost $1,913,469,897)*	100.0%	$1,987,506,763
Other Assets and Liabilities-Net	0.0	2,423

Net Assets	100.0%	$1,987,509,186

*	Cost for federal income tax purposes is $1,914,324,324.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$84,040,043
Gross Unrealized Depreciation	(10,857,604)

Net Unrealized Appreciation	$73,182,439

See Accompanying Notes to Financial Statements

26

PORTFOLIO OF INVESTMENTS
ING LIFESTYLE MODERATE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Shares		Value

INVESTMENT COMPANIES: 100.0%
388,462	ING AllianceBernstein Mid Cap Growth Portfolio, Class I	$7,361,354
2,990,497	ING JPMorgan International Portfolio, Class I	44,020,109
1,265,634	ING JPMorgan Value Opportunities Portfolio, Class I	14,276,349
3,549,540	ING Julius Baer Foreign Portfolio, Class I	51,219,862
639,797	ING Legg Mason Partners Aggressive Growth Portfolio, Class I	28,739,693
2,120,102	ING Legg Mason Value Portfolio, Class I	21,476,634
49,072,347	ING Liquid Assets Portfolio, Class I	49,072,347
2,262,784	ING Lord Abbett Affiliated Portfolio, Class I	28,624,216
1,476,575	ING Neuberger Berman Partners Portfolio, Class I	14,411,375
12,601,183	ING PIMCO Core Bond Portfolio, Class I	134,202,595
2,109,391	ING PIMCO High Yield Portfolio, Class I	21,157,195
1,427,761	ING Pioneer High Yield Portfolio, Class I	14,120,557
643,654	ING Pioneer Mid Cap Value Portfolio Class I	7,183,182
271,332	ING T. Rowe Price Growth Equity Portfolio, Class I	14,386,019
1,126,984	ING Van Kampen Comstock Portfolio, Class I	14,290,153
404,393	ING Van Kampen Real Estate Portfolio, Class I	14,481,297
1,244,011	ING VP Index Plus International Equity Portfolio, Class I	14,679,335
4,594,198	ING VP Index Plus LargeCap Portfolio, Class I	71,531,663
806,496	ING VP Index Plus MidCap Portfolio, Class I	14,500,792
1,287,191	ING VP Index Plus SmallCap Portfolio, Class I	21,920,856
8,742,428	ING VP Intermediate Bond Portfolio, Class I	112,777,327

Total Investments in Securities (Cost $701,422,037)*	100.0%	$714,432,910
Other Assets and Liabilities-Net	0.0	235,059

Net Assets	100.0%	$714,667,969

*	Cost for federal income tax purposes is $701,960,812.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$19,422,547
Gross Unrealized Depreciation	(6,950,449)

Net Unrealized Appreciation	$12,472,098

See Accompanying Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Shares		Value

INVESTMENT COMPANIES: 100.0%
889,305	ING AllianceBernstein Mid Cap Growth Portfolio, Class I	$16,852,336
1,700,025	ING Disciplined Small Cap Value Portfolio, Class I	16,762,242
9,127,941	ING JPMorgan International Portfolio, Class I	134,363,294
2,897,234	ING JPMorgan Value Opportunities Portfolio, Class I	32,680,794
11,607,886	ING Julius Baer Foreign Portfolio, Class I	167,501,795
2,563,075	ING Legg Mason Partners Aggressive Growth Portfolio, Class I	115,133,319
4,853,350	ING Legg Mason Value Portfolio, Class I	49,164,437
2,589,935	ING Lord Abbett Affiliated Portfolio, Class I	32,762,677
3,380,187	ING Neuberger Berman Partners Portfolio, Class I	32,990,623
25,807,628	ING PIMCO Core Bond Portfolio, Class I	274,851,241
4,828,326	ING PIMCO High Yield Portfolio, Class I	48,428,113
3,268,133	ING Pioneer High Yield Portfolio, Class I	32,321,837
1,473,447	ING Pioneer Mid Cap Value Portfolio, Class I	16,443,663
931,706	ING T. Rowe Price Growth Equity Portfolio, Class I	49,399,066
5,159,647	ING Van Kampen Comstock Portfolio, Class I	65,424,327
1,388,609	ING Van Kampen Real Estate Portfolio, Class I	49,726,097
4,271,748	ING VP Index Plus International Equity Portfolio, Class I	50,406,623
10,517,021	ING VP Index Plus LargeCap Portfolio, Class I	163,750,012
1,846,270	ING VP Index Plus MidCap Portfolio, Class I	33,195,937
2,946,771	ING VP Index Plus SmallCap Portfolio, Class I	50,183,516
15,008,291	ING VP Intermediate Bond Portfolio, Class I	193,606,957
1,532,210	ING Wells Fargo Small Cap Disciplined Portfolio, Class I	16,440,610

Total Investments in Securities (Cost $1,592,229,619)*	100.0%	$1,642,389,516
Other Assets and Liabilities-Net	0.0	108,751

Net Assets	100.0%	$1,642,498,267

*	Cost for federal income tax purposes is $1,593,168,412.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$63,721,401
Gross Unrealized Depreciation	(14,500,297)

Net Unrealized Appreciation	$49,221,104

See Accompanying Notes to Financial Statements

28

Investment Manager
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

Directed Services, Inc.
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-ULS (0606-082206)

Funds

Semi-Annual Report

June 30, 2006

Adviser Class (“ADV”), Institutional Class (“I”), Service Class (“S”) and Service 2 Class (“S2”)

ING Investors Trust

• ING MarketPro Portfolio
• ING MarketStyle Growth Portfolio
• ING MarketStyle Moderate Portfolio
• ING MarketStyle Moderate Growth Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Funds website at www.ingfunds.com and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 1-800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States1 In other words, the majority of investment’s are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to international investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1     MSCI December, 2005

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January, 2006 after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, the FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury rate by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, investors were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound.

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2006

European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving growth, business confidence and falling unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006, UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING MarketPro Portfolio	January 1, 2006	June 30, 2006	Ratio*	June 30, 2006**

Actual Fund Return
Class ADV(a)	$1,000.00	$972.90	0.70%	$1.21
Class I(b)	1,000.00	961.50	0.10	0.15
Class S	1,000.00	1,021.40	0.35	1.75
Class S2	1,000.00	1,016.60	0.50	2.50
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,007.54	0.70%	$1.23
Class I	1,000.00	1,007.25	0.10	0.15
Class S	1,000.00	1,023.06	0.35	1.76
Class S2	1,000.00	1,022.32	0.50	2.51

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for all share classes footnoted above).

(a)	Expenses reflect the 64-day period ended June 30, 2006 due to Class ADV inception date of April 28, 2006.

(b)	Expense reflects the 54-day period ended June 30, 2006 due to Class I inception date of May 8, 2006.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
ING MarketStyle Growth Portfolio	January 1, 2006	June 30, 2006	Ratio*	June 30, 2006**

Actual Fund Return
Class ADV(a)	$1,000.00	$962.70	0.68%	$1.17
Class I(b)	1,000.00	1,014.40	0.08	0.36
Class S	1,000.00	1,039.10	0.33	1.67
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,007.57	0.68%	$1.20
Class I	1,000.00	1,022.11	0.08	0.36
Class S	1,000.00	1,023.16	0.33	1.66

ING MarketStyle Moderate Portfolio
Actual Fund Return
Class ADV(a)	$1,000.00	$980.20	0.68%	$1.18
Class I(c)	1,000.00	1,003.90	0.08	0.33
Class S	1,000.00	1,034.70	0.33	1.66
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,007.57	0.68%	$1.20
Class I	1,000.00	1,020.49	0.08	0.34
Class S	1,000.00	1,023.16	0.33	1.66

ING MarketStyle Moderate Growth Portfolio
Actual Fund Return
Class ADV(a)	$1,000.00	$1,000.00	0.68%	$1.19
Class I(d)	1,000.00	968.60	0.08	0.33
Class S	1,000.00	1,032.30	0.33	1.66
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,007.57	0.68%	$1.20
Class I	1,000.00	1,020.89	0.08	0.34
Class S	1,000.00	1,023.16	0.33	1.66

*	Expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year (except “Actual Fund Return” information for all share classes footnoted above).

(a)	Expenses reflect the 64-day period ended June 30, 2006 due to Class ADV inception date of April 28, 2006.

(b)	Expense reflects the 164-day period ended June 30, 2006 due to Class I inception date of January 18, 2006.

(c)	Expense reflects the 152-day period ended June 30, 2006 due to Class I inception date of January 30, 2006.

(d)	Expense reflects the 155-day period ended June 30, 2006 due to Class I inception date of January 27, 2006.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

				ING
		ING	ING	MarketStyle
	ING	MarketStyle	MarketStyle	Moderate
	MarketPro	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in affiliated underlying funds*	$22,485,858	$7,488,998	$2,055,101	$7,359,460

Receivables:
Investment securities sold	—	305	102	—
Fund shares sold	508,651	—	—	24,613
Dividends from affiliated underlying funds	—	823	955	778
Prepaid expenses	5,740	1,891	1,890	3,817
Reimbursement receivable from affiliate	29,322	14,575	8,923	18,546

Total assets	23,029,571	7,506,592	2,066,971	7,407,214

LIABILITIES:
Payable for investment securities purchased	508,651	—	—	24,250
Payable for fund shares redeemed	—	305	102	363
Payable to affiliates	5,212	1,500	453	1,633
Payable for trustee fees	234	100	30	110
Accrued offering expense	1,650	3,960	7,764	3,307
Other accrued expenses and liabilities	10,529	5,098	3,128	5,964

Total liabilities	526,276	10,963	11,477	35,627

NET ASSETS	$22,503,295	$7,495,629	$2,055,494	$7,371,587

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$22,543,578	$7,453,570	$2,021,770	$7,230,985
Undistributed net investment income (accumulated net investment loss)	(4,230)	27,017	12,394	40,074
Accumulated net realized gain on investments	69,257	98,916	20,845	115,243
Net unrealized appreciation (depreciation) on investments	(105,310)	(83,874)	485	(14,715)

NET ASSETS	$22,503,295	$7,495,629	$2,055,494	$7,371,587

* Cost of investments in securities	$22,591,168	$7,572,872	$2,054,616	$7,374,175

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

				ING
		ING	ING	MarketStyle
	ING	MarketStyle	MarketStyle	Moderate
	MarketPro	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Class ADV
Net assets	$991	$983	$1,006	$987
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	95	93	97	94
Net asset value and redemption price per share	$10.43	$10.57	$10.37	$10.50

Class I
Net assets	$28,270	$2,034,576	$215,362	$779,136
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,692	191,994	20,732	73,938
Net asset value and redemption price per share	$10.50	$10.60	$10.39	$10.54

Class S
Net assets	$17,039,088	$5,460,070	$1,839,126	$6,591,464
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,623,219	513,863	176,118	624,818
Net asset value and redemption price per share	$10.50	$10.63	$10.44	$10.55

Class S2
Net assets	$5,434,946	n/a	n/a	n/a
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	521,369	n/a	n/a	n/a
Net asset value and redemption price per share	$10.42	n/a	n/a	n/a

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

				ING
		ING	ING	MarketStyle
	ING	MarketStyle	MarketStyle	Moderate
	MarketPro	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$613	$28,816	$10,222	$30,479

Total investment income	613	28,816	10,222	30,479

EXPENSES:
Investment management fees	—	1,908	565	2,040

Distribution and service fees:
Class ADV	2	2	2	2
Class S	10,206	5,242	1,678	6,119
Class S2	7,220	2	2	2
Transfer agent fees	1,729	1,530	1,406	1,520
Administrative service fees	2,764	—	—	—
Shareholder reporting expense	12,893	4,875	3,119	6,005
Registration fees	271	120	36	128
Professional fees	12,028	6,760	2,689	8,317
Custody and accounting expense	545	239	74	255
Trustee fees	277	119	35	128
Offering expense	22,585	7,439	7,438	15,012
Miscellaneous expense	639	1,064	1,029	1,075

Total expenses	71,159	29,300	18,073	40,603
Net waived and reimbursed fees	(49,927)	(22,159)	(15,829)	(32,446)

Net expenses	21,232	7,141	2,244	8,157

Net investment income (loss)	(20,619)	21,675	7,978	22,322

REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED UNDERLYING FUNDS:
Distributions of realized gains from affiliated underlying funds	—	50,389	10,169	49,112
Net realized gain on affiliated underlying funds	67,429	43,575	10,380	56,823
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(123,794)	(91,145)	(3,510)	(44,303)

Net realized and unrealized gain (loss) on affiliated underlying funds	(56,365)	2,819	17,039	61,632

Increase (decrease) in net assets resulting from operations	$(76,984)	$24,494	$25,017	$83,954

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

			ING MarketStyle
	ING MarketPro Portfolio		Growth Portfolio

	Six Months	August 15,	Six Months	August 15,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income (loss)	$(20,619)	$16,212	$21,675	$5,160
Net realized gain on affiliated underlying funds	67,429	1,828	93,964	4,952
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(123,794)	18,484	(91,145)	7,271

Net increase (decrease) in net assets resulting from operations	(76,984)	36,524	24,494	17,383

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,436,774	2,349,603	5,097,801	2,643,993
Cost of shares redeemed	(1,240,473)	(2,149)	(286,187)	(1,855)

Net increase in net assets resulting from capital share transactions	20,196,301	2,347,454	4,811,614	2,642,138

Net increase in net assets	20,119,317	2,383,978	4,836,108	2,659,521

NET ASSETS:
Beginning of period	2,383,978	—	2,659,521	—

End of period	$22,503,295	$2,383,978	$7,495,629	$2,659,521

Undistributed net investment income (accumulated net investment loss) at end of period	$(4,230)	$16,389	$27,017	$5,342

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING MarketStyle		ING MarketStyle Moderate
	Moderate Portfolio		Growth Portfolio

	Six Months	August 15,	Six Months	August 15,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

FROM OPERATIONS:
Net investment income	$7,978	$4,316	$22,322	$17,300
Net realized gain on affiliated underlying funds	20,549	296	105,935	9,308
Net change in unrealized appreciation or depreciation on affiliated underlying funds	(3,510)	3,995	(44,303)	29,588

Net increase in net assets resulting from operations	25,017	8,607	83,954	56,196

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,139,936	922,674	4,143,605	3,162,776
Cost of shares redeemed	(23,151)	(17,589)	(70,325)	(4,619)

Net increase in net assets resulting from capital share transactions	1,116,785	905,085	4,073,280	3,158,157

Net increase in net assets	1,141,802	913,692	4,157,234	3,214,353

NET ASSETS:
Beginning of period	913,692	—	3,214,353	—

End of period	$2,055,494	$913,692	$7,371,587	$3,214,353

Undistributed net investment income at end of period	$12,394	$4,416	$40,074	$17,752

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

10

ING MARKETPRO PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I

	April 28,	May 8,
	2006(1) to	2006(1) to
	June 30,	June 30,
	2006	2006

Per Share Operating Performance:
Net asset value, beginning of period	$10.72	10.92

Income (loss) from investment operations:
Net investment loss	$(0.01)*	(0.00	)* **
Net realized and unrealized loss on investments	$(0.28)	(0.42)
Total from investment operations	$(0.29)	(0.42)
Net asset value, end of period	$10.43	10.50

Total Return(2)%	(2.71)	(3.85)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	28

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%	0.70	0.10
Gross expenses prior to expense reimbursement(3)(5)%	1.72	0.97
Net investment loss after expense reimbursement (3)(4)(5)%	(0.59)	(0.21)
Portfolio turnover rate %	11	11

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charge. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) Expense ratios do not include expenses of Underlying Funds.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

** Amount is less than $(0.005).

See Accompanying Notes to Financial Statements

11

ING MARKETPRO PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S		Class S2

	Six Months	August 15,	Six Months	August 15,
	Ended	2005(1) to	Ended	2005(1) to
	June 30,	December 31,	June 30,	December 31,
	2006	2005	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.31	10.00	10.26	10.00

Income (loss) from investment operations:
Net investment income (loss)	$(0.02)*	0.24 *	(0.02)*	0.23 *
Net realized and unrealized gain on investments	$0.21	0.07	0.18	0.03
Total from investment operations	$0.19	0.31	0.16	0.26
Net asset value, end of period	$10.50	10.31	10.42	10.26

Total Return(2)%	1.84	3.10	1.56	2.60

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$17,039	2,317	5,435	67

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%	0.35	0.35	0.50	0.50
Gross expenses prior to expense reimbursement (3)(5)%	1.22	2.94	1.47	3.09
Net investment income (loss) after expense reimbursement(3)(4)(5)%	(0.34)	6.30	(0.47)	6.15
Portfolio turnover rate %	11	4	11	4

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) Expense ratios do not include expenses of Underlying Funds.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

12

ING MARKETSTYLE GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I	Class S

	April 28,	January 18,	Six Months	August 15,
	2006(1) to	2006(1) to	Ended	2005(1) to
	June 30,	June 30,	June 30,	December 31,
	2006	2006	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.98	10.45	10.25	10.00

Income (loss) from investment operations:
Net investment income (loss)	$(0.13)*	(0.11)*	0.07 *	0.09 *
Net realized and unrealized gain (loss) on investments	$(0.28)	0.26	0.31	0.16
Total from investment operations	$(0.41)	0.15	0.38	0.25
Net asset value, end of period	$10.57	10.60	10.63	10.25

Total Return(2)%	(3.73)	1.44	3.71	2.50

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	2,035	5,460	2,658

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%	0.68	0.08	0.33	0.33
Gross expenses prior to expense reimbursement (3)(5)%	1.80	1.05	1.30	2.93
Net investment income (loss) after expense reimbursement(3)(4)(5)%	(6.77)	(2.34)	1.42	2.36
Portfolio turnover rate %	44	44	44	17

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) Expense ratios do not include expenses of Underlying Funds.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

13

ING MARKETSTYLE MODERATE PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I	Class S

	April 28,	January 30,	Six Months	August 15,
	2006(1) to	2006(1) to	Ended	2005(1) to
	June 30,	June 30,	June 30,	December 31,
	2006	2006	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.58	10.35	10.16	10.00

Income (loss) from investment operations:
Net investment income (loss)	$(0.08)*	(0.02)*	0.06 *	0.14 *
Net realized and unrealized gain (loss) on investments	$(0.13)	0.06	0.22	0.02
Total from investment operations	$(0.21)	0.04	0.28	0.16
Net asset value, end of period	$10.37	10.39	10.44	10.16

Total Return(2)%	(1.98)	0.39	2.76	1.60

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	215	1,839	913

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%	0.68	0.08	0.33	0.33
Gross expenses prior to expense reimbursement(3)(5)%	3.22	2.47	2.72	5.16
Net investment income (loss) after expense reimbursement (3)(4)(5)%	(4.41)	(0.92)	1.26	3.70
Portfolio turnover rate %	37	37	37	37

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) Expense ratios do not include expenses of Underlying Funds.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

14

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV	Class I	Class S

	April 28,	January 27,	Six Months	August 15,
	2006(1) to	2006(1) to	Ended	2005(1) to
	June 30,	June 30,	June 30,	December 31,
	2006	2006	2006	2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.84	10.55	10.24	10.00

Income (loss) from investment operations:
Net investment income (loss)	$(0.12)*	(0.09)*	0.05 *	0.13 *
Net realized and unrealized gain (loss) on investments	$(0.22)	0.08	0.26	0.11
Total from investment operations	$(0.34)	(0.01)	0.31	0.24
Net asset value, end of period	$10.50	10.54	10.55	10.24

Total Return(2)%	(3.14)	(0.09)	3.03	2.40

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	779	6,591	3,213

Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)(5)%	0.68	0.08	0.33	0.33
Gross expenses prior to expense reimbursement(3)(5)%	2.16	1.41	1.66	1.63
Net investment income (loss) after expense reimbursement(3)(4)(5)%	(6.31)	(2.08)	1.04	3.56
Portfolio turnover rate %	36	36	36	22

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Adviser, ING Investments, LLC, has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5) Expense ratios do not include expenses of Underlying Funds.

* Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At June 30, 2006, the Trust had sixty operational portfolios. The four Portfolios included in this report are: ING MarketPro Portfolio (“MarketPro”), ING MarketStyle Growth Portfolio (“Growth”), ING MarketStyle Moderate Portfolio (“Moderate”) and ING MarketStyle Moderate Growth Portfolio (“Moderate Growth”), (each a “Portfolio” and collectively, the “Portfolios”); all incepted on August 15, 2005. Each Portfolio is a diversified series of the Trust.

Shares of the Trust are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

The Trust is intended to serve as an investment option for (i) variable life insurance policies and variable annuity contracts (“Variable Contracts”) offered by insurance companies, and (ii) certain qualified pension and retirement plans, as permitted under the Federal tax rules relating to the Series serving as investment mediums for Variable Contracts. The Trust currently functions as an investment medium for contracts and policies offered by ING USA Annuity and Life Insurance Company (“ING USA”), ReliaStar Life Insurance Company, an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), United Life Annuities, an indirect, wholly-owned subsidiary of ING USA and ReliaStar Life Insurance Company of New York, an indirect, wholly-owned subsidiary of ING USA. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Trust is also an investment medium for contracts offered by the Security Equity Life Insurance Company, not an affiliate of ING.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

The Portfolios offer four classes of shares, referred to as Adviser Class (Class “ADV”), Institutional Class (Class “I”), Service Class (Class “S”) and Service 2 (Class “S2”). Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fee. All shareholders bear the common expenses of the Portfolio and earn income and gains and losses from the Portfolio pro rata based on the average net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including shareholder servicing fees. The information presented in these financial statements pertains to the portfolios listed in this note.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset value of the underlying funds each business day.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

D.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required.

The Board of Trustees intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.	Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

F.	Repurchase Agreements. Certain of the Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Underlying Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Underlying Fund in the event the Underlying Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an Investment Management Agreement with ING Investments, LLC (the “Investment Manager”), a wholly-owned subsidiary of ING Groep. The Investment Management Agreement compensates the Investment Manager with a fee for all Portfolios except MarketPro, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee

Growth	0.08%
Moderate	0.08%
Moderate Growth	0.08%

ING Funds Services, LLC (the “Administrator”), an indirect wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the MarketPro Portfolios’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive a fee at an annual rate of 0.05% of the MarketPro’s average daily net assets.

The Investment Manager has engaged ING Investment Management Co. (“ING IM”) to serve as Sub-Adviser to the Portfolios, with the exception of MarketPro. ING IM has engaged Ibbotson Associates, an asset allocation consulting firm, to determine the target allocations for the for the Growth, Moderate, and Moderate Growth Portfolios and perform asset allocation analyses and other related work. The Investment Manager supervises the determination of target allocations by ING IM and the selection of Underlying Funds by ING IM.

The Investment Manager for the MarketPro Portfolio has established an Asset Allocation Committee to review and determine the asset allocation for the MarketPro Portfolio.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a Shareholder Services Agreement (the “Agreement”) for the Class S and Class S2 shares of each Portfolio of the Trust. The Agreement compensates Directed Services, Inc. (the “Distributor” or “DSI”) for the provision of shareholder services and/or account maintenance

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Agreement, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. The Portfolios have accrued the 0.25% service fee for each of these classes, listed in their Statements of Operations. Each Portfolio has entered into a Rule 12b-1 Distribution Plan (the “Class S2 Plan”) with DSI on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to DSI at an annual rate of 0.25% of the average daily net assets. DSI has contractually agreed to waive 0.10% of the average daily net assets attributable to Class S2 of the distribution fee for Class S2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%.

Class ADV has a Rule 12b-1 Service and Distribution Plan. Class ADV shares pay a service fee of 0.25% of the Portfolios’ average daily net assets attributable to Class ADV shares of the Portfolios and a distribution fee of 0.50% of the Portfolios’ average daily net assets attributable to Class ADV shares of the Portfolios. DSI has contractually agreed to waive 0.15% of the Portfolios’ average daily net assets attributable to Class ADV shares of the Portfolios.

NOTE 5 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2006, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales

MarketPro	$21,061,442	$1,247,594
Growth	7,131,054	2,167,498
Moderate	1,662,608	523,493
Moderate Growth	5,971,005	1,844,322

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2006, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

	Accrued
	Investment	Accrued	Accrued
	Management	Distribution	Administrative
	Fee	Fee	Service Fee	Total

MarketPro	$—	$4,444	$768	$5,212
Growth	453	1,047	—	1,500
Moderate	120	333	—	453
Moderate Growth	430	1,203	—	1,633

Each Portfolio has adopted a Retirement Policy covering all independent trustees of the Portfolio who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

At June 30, 2006, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING USA Annuity and Life Insurance — MarketPro (99.70%); Growth (72.80%); Moderate (89.47%); and Moderate Growth (89.72%).

Reliastar Life Insurance Company — Growth (5.13%); and Moderate (10.52%).

Security Life Insurance Company — Growth (21.99%); and Moderate Growth (7.94).

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2006, the Portfolios had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

	Accrued	Accrued
	Professional Fees	Printing Fees

Growth	$3,438	$1,480
Moderate	746	1,993
Moderate Growth	3,558	1,911

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATIONS

The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

Portfolio	Class ADV(1)	Class I (1)	Class S(1)	Class S2(1)

MarketPro	0.70%	0.10%	0.35%	0.50%
Growth	0.68%	0.08%	0.33%	0.48%
Moderate	0.68%	0.08%	0.33%	0.48%
Moderate Growth	0.68%	0.08%	0.33%	0.48%

(1)	The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest.

Each Portfolio will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

As of June 30, 2006, the amounts of reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	June 30,

	2007	2008	2009	Total

MarketPro	$—	$—	$54,877	$54,877
Growth	—	—	27,941	27,941
Moderate	—	—	21,554	21,554
Moderate Growth	—	—	38,846	38,846

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless the Investment Manager provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 9 — CAPITAL SHARES

	Class ADV	Class I	Class S		Class S2

	April 28,	May 8,	Six Months	August 15,	Six Months	August 15,
	2006(1) to	2006(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	June 30,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2006	2005	2006	2005

MarketPro (Number of Shares)
Shares sold	95	2,760	1,512,911	224,809	516,846	6,589
Shares redeemed	—	(68)	(114,310)	(191)	(2,047)	(19)

Net increase in shares outstanding	95	2,692	1,398,601	224,618	514,799	6,570

MarketPro ($)
Shares sold	$1,015	$28,608	$15,958,839	$2,281,538	$5,448,312	$68,065
Shares redeemed	—	(700)	(1,218,318)	(1,951)	(21,455)	(198)

Net increase	$1,015	$27,908	$14,740,521	$2,279,587	$5,426,857	$67,867

	Class ADV	Class I	Class S		Class S2

	April 28,	January 18,	Six Months	August 15,	Six Months	August 15,
	2006(1) to	2006(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	June 30,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2006	2005	2006	2005

Growth (Number of Shares)
Shares sold	93	213,473	259,782	259,570	—	101
Shares redeemed	—	(21,479)	(5,305)	(184)	(101)	—

Net increase (decrease) in shares outstanding	93	191,994	254,477	259,386	(101)	101

Growth ($)
Shares sold	$1,015	$2,311,391	$2,785,395	$2,642,983	$—	$1,010
Shares redeemed	—	(228,935)	(56,149)	(1,855)	(1,103)	—

Net increase (decrease)	$1,015	$2,082,456	$2,729,246	$2,641,128	$(1,103)	$1,010

(1)	Commencement of operations.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class ADV	Class I	Class S		Class S2

	April 28,	January 30,	Six Months	August 15,	Six Months	August 15,
	2006(1) to	2006(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	June 30,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2006	2005	2006	2005

Moderate (Number of Shares)
Shares sold	97	20,879	88,240	91,606	—	101
Shares redeemed	—	(147)	(1,989)	(1,739)	(101)	—

Net increase (decrease) in shares outstanding	97	20,732	86,251	89,867	(101)	101

Moderate ($)
Shares sold	$1,015	$220,394	$918,527	$921,664	$—	$1,010
Shares redeemed	—	(1,526)	(20,564)	(17,589)	(1,061)	—

Net increase (decrease)	$1,015	$218,868	$897,963	$904,075	$(1,061)	$1,010

	Class ADV	Class I	Class S		Class S2

	April 28,	January 27,	Six Months	August 15,	Six Months	August 15,
	2006(1) to	2006(1) to	Ended	2005(1) to	Ended	2005(1) to
	June 30,	June 30,	June 30,	December 31,	June 30,	December 31,
	2006	2006	2006	2005	2006	2005

Moderate Growth (Number of Shares)
Shares sold	94	74,683	316,905	314,227	—	101
Shares redeemed	—	(745)	(5,856)	(458)	(101)	—

Net increase (decrease) in shares outstanding	94	73,938	311,049	313,769	(101)	101

Moderate Growth ($)
Shares sold	$1,015	$799,399	$3,343,191	$3,161,766	$—	$1,010
Shares redeemed	—	(7,752)	(61,486)	(4,619)	(1,087)	—

Net increase (decrease)	$1,015	$791,647	$3,281,705	$3,157,147	$(1,087)	$1,010

(1)	Commencement of operations.

NOTE 10 —	FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

No dividends were paid by the Portfolios for the six months ended June 30, 2006 or the year ended December 31, 2005.

The tax-basis components of distributable earnings as of December 31, 2005 were:

	Undistributed	Unrealized
	Ordinary	Appreciation/
	Income	Depreciation

MarketPro	$18,568	$18,133
Growth	12,016	5,549
Moderate	6,574	2,133
Moderate Growth	29,954	26,694

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004 ING Investments reported to the Boards of Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Board that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including business in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2006, the Portfolios declared dividends and distributions of:

	Per Share Amounts

	Net Investment	Short-Term	Payable
	Income	Capital Gains	Date	Record Date

MarketPro	$0.0334	$0.0051	July 6, 2006	June 30, 2006
Growth	0.0083	0.0102	July 6, 2006	June 30, 2006
Moderate	0.0250	0.0135	July 6, 2006	June 30, 2006
Moderate Growth	0.0261	0.0182	July 6, 2006	June 30, 2006

23

PORTFOLIO ASSET ALLOCATION
AS OF JUNE 30, 2006 (UNAUDITED)
ING MARKETPRO AND MARKET STYLE PORTFOLIOS

The following table illustrates the asset allocation of the Underlying Portfolios as of June 30, 2006 (as a percent of net assets).

			ING MarketStyle	ING MarketStyle	ING MarketStyle
		ING MarketPro	Growth	Moderate	Moderate Growth
Underlying Affiliated Funds		Portfolio	Portfolio	Portfolio	Portfolio

ING FMR Diversified MidCap Portfolio, Class I	%	9.1	—	—	—
ING Index Plus LargeCap Portfolio, Class I	%	—	—	—	9.5
ING Intermediate Bond Portfolio, Class I	%	—	—	—	10.6
ING JPMorgan Fleming International Portfolio, Class I	%	8.8	—	—	—
ING Legg Mason Aggressive Growth Portfolio, Class I	%	8.8	—	—	—
ING Legg Mason Value Portfolio, Class I	%	9.1	—	—	—
ING Limited Bond Portfolio, Class I	%	—	9.5	14.8	13.7
ING Liquid Assets Portfolio, Class I	%	—	3.8	18.7	34.3
ING Marisco Growth Portfolio, Class I	%	10.1	—	—	—
ING Mercury LargeCap Value Portfolio, Class I	%	10.1	—	—	—
ING T. Rowe Price Capital Appreciation Portfolio, Class I	%	10.2	—	—	—
ING Van Kampen Equity and Income Portfolio, Class I	%	8.8	—	—	—
ING VP Index Plus International Equity Portfolio, Class I	%	—	5.9	15.8	—
ING VP Index Plus LargeCap Portfolio, Class I	%	—	43.0	28.1	—
ING VP Index Plus MidCap Portfolio, Class I	%	—	9.1	5.1	7.1
ING VP Index Plus SmallCap Portfolio, Class I	%	—	8.1	4.1	7.1
ING VP Intermediate Bond Portfolio, Class I	%	24.9	20.5	13.4	17.5
Other Assets and Liabilities — Net	%	0.1	0.1	0.0 *	0.2

	%	100.0	100.0	100.0	100.0

* Amount represents less than 0.005%

Portfolio holdings are subject to change.

24

PORTFOLIO OF INVESTMENTS
ING MARKETPRO PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 99.9%
144,577	ING FMR Diversified Mid Cap Portfolio, Class I		$2,041,420
156,695	ING JPMorgan International Portfolio, Class I		2,306,543
44,286	ING Legg Mason Partners Aggressive Growth Portfolio, Class I		1,989,337
194,981	ING Legg Mason Value Portfolio, Class I		1,972,121
127,087	ING Marisco Growth Portfolio, Class I		1,983,836
16,259	ING Mercury Large Cap Value Portfolio, Class I		2,051,021
87,025	ING T. Rowe Price Capital Appreciation Portfolio, Class I		2,262,646
61,330	ING Van Kampen Equity and Income Portfolio, Class I		2,263,068
435,338	ING VP Intermediate Bond Portfolio, Class I		5,615,866

	Total Investments In Securities (Cost $22,591,168)*	99.9%	$22,485,858
	Other Assets and Liabilities-Net	0.1	17,437

	Net Assets	100.0%	$22,503,295

*	Cost for federal income tax purposes is $22,602,391. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$53,804
	Gross Unrealized Depreciation	(170,337)

	Net Unrealized Depreciation	$(116,533)

See Accompanying Notes to Financial Statements

25

PORTFOLIO OF INVESTMENTS
ING MARKETSTYLE GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 99.9%
26,624	ING Limited Maturity Bond Portfolio, Class I		$288,075
712,173	ING Liquid Assets Portfolio, Class I		712,173
130,535	ING VP Index Plus International Equity Portfolio, Class I		1,540,316
206,937	ING VP Index Plus LargeCap Portfolio, Class I		3,222,003
37,769	ING VP Index Plus MidCap Portfolio, Class I		679,091
35,669	ING VP Index Plus SmallCap Portfolio, Class I		607,314
34,111	ING VP Intermediate Bond Portfolio, Class I		440,026

	Total Investments In Securities (Cost $7,572,872)*	99.9%	$7,488,998
	Other Assets and Liabilities-Net	0.1	6,631

	Net Assets	100.0%	$7,495,629

*	Cost for federal income tax purposes is $7,580,797. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$9,231
	Gross Unrealized Depreciation	(101,030)

	Net Unrealized Depreciation	$(91,799)

See Accompanying Notes to Financial Statements

26

PORTFOLIO OF INVESTMENTS
ING MARKETSTYLE MODERATE PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
35,575	ING Limited Maturity Bond Portfolio, Class I		$384,923
303,243	ING Liquid Assets Portfolio, Class I		303,243
23,288	ING VP Index Plus International Equity Portfolio, Class I		274,796
37,173	ING VP Index Plus LargeCap Portfolio, Class I		578,779
5,807	ING VP Index Plus MidCap Portfolio, Class I		104,407
4,934	ING VP Index Plus SmallCap Portfolio, Class I		84,025
25,188	ING VP Intermediate Bond Portfolio, Class I		324,928

	Total Investments In Securities (Cost $2,054,616)*	100.0%	$2,055,101
	Other Assets and Liabilities-Net	0.0	393

	Net Assets	100.0%	$2,055,494

*	Cost for federal income tax purposes is $2,058,247. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$8,760
	Gross Unrealized Depreciation	(11,906)

	Net Unrealized Depreciation	$(3,146)

See Accompanying Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS
ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
AS OF JUNE 30, 2006 (UNAUDITED)

Shares			Value

AFFILIATED INVESTMENT COMPANIES: 99.8%
162,459	ING Index Plus LargeCap Portfolio, Class I		$2,529,488
78,540	ING Intermediate Bond Portfolio, Class I		1,013,161
72,544	ING Limited Maturity Bond Portfolio, Class I		784,923
696,683	ING Liquid Assets Portfolio, Class I		696,683
28,972	ING VP Index Plus MidCap Portfolio, Class I		520,921
30,773	ING VP Index Plus SmallCap Portfolio, Class I		524,063
109,341	ING VP Intermediate Bond Portfolio, Class I		1,290,221

	Total Investments In Securities (Cost $7,374,175)*	99.8%	$7,359,460
	Other Assets and Liabilities-Net	0.2	12,127

	Net Assets	100.0%	$7,371,587

*	Cost for federal income tax purposes is $7,383,856. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$42,822
	Gross Unrealized Depreciation	(67,218)

	Net Unrealized Depreciation	$(24,396)

See Accompanying Notes to Financial Statements

28

Investment Manager
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

Directed Services, Inc.
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UMP (0606-082206)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.  Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	August 30, 2006

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	August 30, 2006